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AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON NOVEMBER 16, 2010
     REGISTRATION NO. 333-169208

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒ Pre-Effective Amendment No.   1                      ☐ Post-Effective Amendment No.
(Check appropriate box or boxes)
JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)
151 DETROIT STREET, DENVER, COLORADO 80206-4805
(Address of Principal Executive Offices)
303-333-3863
(Registrant’s Area Code and Telephone Number)
STEPHANIE GRAUERHOLZ-LOFTON, ESQ.
151 DETROIT STREET
DENVER, COLORADO 80206-4805
(Name and Address of Agent for Service)
With Copies to:

Geoffrey R.T. Kenyon, Esq.	Bruce A. Rosenblum, Esq.
Dechert LLP	K&L Gates LLP
200 Clarendon Street, 27th Floor	1601 K Street N.W.
Boston, Massachusetts 02116	Washington, D.C. 20006
     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.
     No filing fee is required because an indefinite number of shares of beneficial interest with $0.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

For shareholders of
Janus Research Core Fund

November 15, 2010

Dear Shareholder:

We wanted to inform you that the Trustees of the Janus Research Core Fund have approved Janus’ proposal to merge the Fund into the Janus Growth and Income Fund, effective on or about January 28, 2011. Janus’ proposal to merge the two funds was based largely on similarities of the funds’ investment objectives, strategies and policies, as well as the possibility of expense efficiencies due to the larger combined asset base at the time of the merger.

The Janus Growth and Income Fund is managed by Marc Pinto, a 16-year Janus veteran who is co-portfolio manager of Janus Balanced Fund, as well as the manager of several Institutional separate account strategies. Marc looks for well-established companies with strong growth potential to achieve Janus Growth and Income Fund’s investment objective of long-term capital growth and current income, which is very similar to the goal of the Janus Research Core Fund.

As of the merger closing date, you will automatically receive the same class of shares of Janus Growth and Income Fund that you currently hold in Janus Research Core Fund. Also, the contractual management fee rate that you pay will not change since the management fee rate for the combined Growth and Income portfolio will be reduced by 0.02% per year to match the rate that Janus Research Core Fund currently pays.

The fund merger is designed to qualify as a tax-free reorganization, so you should not realize a tax gain or loss as a direct result of the merger, nor will you pay any of the expenses associated with the merger.

Please refer to the enclosed Q&A and Prospectus/Information Statement for additional details describing the fund merger. If you have additional questions, please contact your financial advisor / intermediary for assistance or call a Janus representative at 1-800-525-3713 if you hold Class D Shares or 1-800-525-0020 if you hold shares through an intermediary.

We value the trust and confidence you have placed with us and look forward to continuing our relationship with you.

Sincerely,

Robin C. Beery
Chief Executive Officer and President
of Janus Investment Fund

PROSPECTUS/INFORMATION STATEMENT
November 15, 2010

Relating to the acquisition of the assets of

JANUS RESEARCH CORE FUND

by and in exchange for shares of beneficial interest of

JANUS GROWTH AND INCOME FUND
each, a series of Janus Investment Fund
151 Detroit Street
Denver, Colorado 80206-4805
1-800-525-3713 (if you hold Class D Shares)
1-800-525-0020 (if you hold shares through an intermediary)

INTRODUCTION

This Prospectus/Information Statement is being furnished to shareholders of Janus Research Core Fund in connection with an Agreement and Plan of Reorganization (the “Plan”). Under the Plan, shareholders of Janus Research Core Fund will receive shares of Janus Growth and Income Fund (together with Janus Research Core Fund, the “Funds” and each, a “Fund”) approximately equal in value to their holdings in Janus Research Core Fund as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, Janus Research Core Fund will be liquidated. The Reorganization is expected to be completed on or about January 28, 2011 (the “Closing Date”).

The Board of Trustees of Janus Investment Fund (the “Trust”) determined that the Reorganization is in the best interests of the shareholders of Janus Research Core Fund and the shareholders Janus Growth and Income Fund. The Board of Trustees considered many factors in making this determination, which are summarized below in the Q&A section and discussed in detail in this Prospectus/Information Statement. Among the factors considered, the Board noted that the Funds share similar investment objectives and investment strategies and, as a general matter, the larger combined Fund is expected to have lower total gross operating expenses and the same or lower expenses after fee waivers than Janus Research Core Fund would have if it continued to operate as a stand-alone Fund. Additionally, the Board of Trustees also considered that Janus Capital Management LLC (“Janus Capital” or “Janus”), the investment adviser to both Funds, is voluntarily agreeing to a reduction of the investment advisory fee rate paid by Janus Growth and Income Fund from 0.62% per year to 0.60% per year upon the successful completion of the Reorganization. This fee reduction could not be increased in the future without obtaining Trustee and shareholder approval. Finally, the Trustees noted that Janus Capital is paying for all costs of the Reorganization, and the Reorganization will be treated as a tax-free transaction for Janus Research Core Fund and its shareholders.

Janus Growth and Income Fund and Janus Research Core Fund are each a series of the Trust, an open-end, registered management investment company organized as a Massachusetts business trust. Janus Capital Management is responsible for the day-to-day management of Janus Research Core Fund’s and Janus Growth and Income Fund’s investment portfolios and furnishes continuous advice and recommendations concerning each Fund’s investments. Janus Capital will remain the investment adviser of Janus Growth and Income Fund after the Reorganization. As one of the larger mutual fund sponsors in the United States, Janus Capital sponsored 48 mutual funds and had approximately $102.5 billion in assets under management as of September 30, 2010. The Reorganization will offer shareholders the potential for increased operational efficiencies while giving them continued access to Janus Capital’s experience and resources in managing mutual funds.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about Janus Growth and Income Fund, Janus Research Core Fund and the Reorganization. This Prospectus/Information Statement is being mailed on or about November 22, 2010.

Incorporation by Reference

For more information about the investment objectives, strategies, restrictions and risks of Janus Growth and Income Fund and Janus Research Core Fund, see:

i.	the combined Growth & Core Funds’ Prospectuses for Class A Shares and Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares, each dated February 16, 2010, as supplemented (File No. 811-01879);

ii.	the combined Statement of Additional Information of the Funds, dated February 16, 2010, as supplemented (File No. 811-01879);

iii.	the combined Annual Report of the Funds, for the fiscal year ended October 31, 2009 (File No. 811-01879); and

iv.	the unaudited combined Semiannual Report of the Funds, for the fiscal period ended March 31, 2010 (File No. 811-01879).

These documents have been filed with the U.S. Securities and Exchange Commission (“SEC”) and are incorporated by reference herein as appropriate. The Prospectus of the appropriate class of Janus Research Core Fund and its Annual Report and more recent Semiannual Report have previously been delivered to Janus Research Core Fund shareholders.

The Funds provide annual and semiannual reports to their shareholders that highlight relevant information, including investment results and a review of portfolio changes. Additional copies of each Fund’s most recent annual report and any more recent semiannual report are available, without charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, without charge, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by sending a written request to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206-4805.

A Statement of Additional Information dated November 15, 2010 relating to the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. You can obtain a free copy of that document by contacting your plan sponsor, broker-dealer, or financial intermediary or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials, and other information with the SEC. You may review and copy information about the Funds at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

This Prospectus/Information Statement is for informational purposes only. You do not need to do anything in response to this Prospectus/Information Statement. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

Shares of the Funds have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The following chart outlines the impacted share classes and their respective ticker symbols:

Fund/Class	Ticker
Janus Research Core Fund
Class A Shares	JDQAX
Class C Shares	JADCX
Class D Shares	JNRCX
Class I Shares	JCEFX
Class R Shares	JDQRX
Class S Shares	JADEX
Class T Shares	JAEIX
Janus Growth and Income Fund
Class A Shares	JDNAX
Class C Shares	JGICX
Class D Shares	JNGIX
Class I Shares	JGINX
Class R Shares	JDNRX
Class S Shares	JADGX
Class T Shares	JAGIX

PROSPECTUS/INFORMATION STATEMENT

November 15, 2010

i

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SYNOPSIS

This Prospectus/Information Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Information Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

Q.	What is happening in the Reorganization?

A.	At a meeting held on August 30, 2010, the Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) approved the Plan which authorizes the reorganization of Janus Research Core Fund with and into Janus Growth and Income Fund, with Janus Growth and Income Fund being the surviving entity. Janus Research Core Fund and Janus Growth and Income Fund are each a series of the Trust and managed by Janus Capital. The Board of Trustees concluded that the Reorganization is in the best interest of the shareholders of both Funds, and that the interests of shareholders of the Funds will not be diluted as a result of the Reorganization. You are receiving this Prospectus/Information Statement because you are a shareholder of Janus Research Core Fund and will be impacted by the Reorganization.

Immediately after the Closing Date, Janus Research Core Fund investors will own a number of full and fractional shares of Janus Growth and Income Fund approximately equivalent in dollar value to their shares held in Janus Research Core Fund as of the close of business on the Closing Date. Specifically, all or substantially all of the assets of Janus Research Core Fund will be transferred to Janus Growth and Income Fund solely in exchange for shares of Janus Growth and Income Fund with a value approximately equal to the value of Janus Research Core Fund’s assets net of liabilities, and the assumption by Janus Growth and Income Fund of all liabilities of Janus Research Core Fund. Immediately following the transfer, the shares of Janus Growth and Income Fund received by Janus Research Core Fund will be distributed pro rata to Janus Research Core Fund shareholders of record as of the Closing Date (on or about January 28, 2011). After the Reorganization is completed, Janus Research Core Fund will be liquidated. The Reorganization is conditioned upon receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization, and any other conditions as outlined in the Plan.

Q.	Will I own the same number of shares of Janus Growth and Income Fund as I currently own of Janus Research Core Fund?

A.	Not necessarily. You will receive the same class of shares of Janus Growth and Income Fund as the class of shares of Janus Research Core Fund you own as of the Reorganization. However, the number of shares you receive will depend on the relative net asset values of the shares of Janus Research Core Fund and Janus Growth and Income Fund as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day prior to the closing of the Reorganization.

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Q.	What did the Board of Trustees consider in determining that the Reorganization is in the best interests of Janus Research Core Fund?

A.	The Board of Trustees of the Trust concluded that the Reorganization is in the best interests of Janus Research Core Fund and Janus Growth and Income Fund after consideration of the following factors, among others:

•	The compatibility of the Funds’ investment objectives, strategies and risks and the extent of the overlap of portfolio holdings between the Funds.
•	Shareholders of each Fund will have the opportunity to invest in a larger Fund and potentially benefit from long-term economies of scale that may result from the Reorganization.
•	Janus Capital’s agreement to reduce the contractual investment advisory fee rate for Janus Growth and Income Fund post-Reorganization to match that of Janus Research Core Fund.
•	Fund expenses after fee waivers are expected to be the same or lower for shareholders of each Fund after the Reorganization.
•	The Reorganization, for each Fund and its shareholders, is expected to be tax-free in nature.
•	Janus Capital is paying all costs associated with the Reorganization.
•	Janus Growth and Income Fund is far larger than Janus Research Core Fund, and after the Reorganization, generally is expected to have lower pre-waiver total operating expense ratios (as compared to both Funds currently) and be able to spread its fixed costs over a large asset base, which could benefit shareholders if, in the future, expense cap levels change.
•	The fact that the Reorganization may limit the ability of Janus Growth and Income Fund to benefit in the future from using a portion of the realized capital losses generated by Janus Research Core Fund during any one year, as applicable.
•	The benefits of the Reorganization to Janus Capital and its affiliates, including, among other things, that Janus Capital may derive greater operational efficiencies by managing a single fund rather than two separate funds with substantially similar investment objectives, strategies, policies and risks.

Q.	How do the Funds’ investment objective, strategies, and risks compare?

A.	The following summarizes the primary similarities and differences in the Funds’ investment objective, principal investment strategies and risks.

Similarities:

Investment Objective: Each Fund seeks long-term growth of capital. In addition, Janus Growth and Income Fund seeks current income.

Principal Investment Strategies:

•	Each Fund invests primarily in equity securities selected for their growth potential. These equity securities normally comprise approximately 75% of Janus Growth and Income Fund’s assets and comprised approximately 99.6% of Janus Research Core Fund’s assets (as of March 31, 2010), although, unlike Janus

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Growth and Income Fund, Janus Research Core Fund does not have a requirement to invest a certain percentage of its portfolio in such equity securities.

•	Each Fund may invest in companies of any size.
•	Each Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. As of March 31, 2010, these investments comprised the following percentage of each Fund’s assets:

	Janus Research	Janus Growth and
	Core Fund	Income Fund
Investments in Foreign Equity Securities	19.2%	33.1%
Investments in Foreign Debt Securities	0.0%	1.0%
Investments in Emerging Markets	2.6%	4.7%

•	Each Fund may invest in derivatives.

Benchmarks: The Standard & Poor’s 500® Index and the Russell 1000® Growth Index are each Fund’s primary and secondary benchmark, respectively.

Diversification: Each Fund is classified as “diversified,” meaning that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer.

Risks: Each Fund’s returns will vary and you could lose money. Each Fund is subject to risks related to the market, investments in growth securities, foreign exposure, and investments in derivatives.

Differences:

Principal Investment Strategies: Janus Growth and Income Fund normally invests at least 25% of its assets in securities believed to have income potential. Janus Research Core Fund does not have a specific strategy to invest a certain percentage of its assets in such securities although the Fund may at any time maintain such investments. Notably, equity securities may make up part or all of Janus Growth and Income Fund’s income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. As of March 31, 2010, Janus Research Core Fund and Janus Growth and Income Fund invested approximately 0% and 4.2% of total assets in debt and other fixed-income securities, respectively.

Portfolio Managers: James Goff is the portfolio manager for Janus Research Core Fund and coordinates the selection of investments for the Fund with recommendations made by Janus Capital’s equity research analysts. Marc Pinto is the portfolio manager for Janus Growth and Income Fund.

Risks. Given Janus Growth and Income Fund’s investments in debt and other fixed-income securities, it has increased risk related to investments in fixed-income securities that does not typically exist in Janus Research Core Fund.

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Number of Holdings: As of March 31, 2010, Janus Research Core Fund held 67 securities and Janus Growth and Income Fund held 86 securities. Despite this difference in number of holdings, Janus Research Core Fund held 48.67% of its assets in securities that were also held in Janus Growth and Income Fund and Janus Growth and Income Fund held 45.28% of its assets in securities that were also held in Janus Research Core Fund.

Further information comparing the investment objectives, strategies, restrictions and risks is included below under “Summary of the Funds.”

Q.	How do the Funds compare in size?

A.	As of March 31, 2010, Janus Research Core Fund’s net assets were approximately $627.9 million and Janus Growth and Income Fund’s net assets were approximately $4.0 billion. The asset size of each Fund fluctuates on a daily basis and the asset size of Janus Growth and Income Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of March 31, 2010. More current total net asset information is available at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares).

Q.	Will the Reorganization result in a higher investment advisory fee rate under the advisory agreement?

A.	No. While the annual investment advisory fee rate payable under the advisory agreements for Janus Research Core Fund and Janus Growth and Income Fund is currently 0.60% and 0.62%, respectively, of the Fund’s average daily net assets, Janus Capital has agreed to contractually reduce Janus Growth and Income Fund’s annual contractual advisory fee rate post-Reorganization to 0.60%, the same contractual advisory fee rate for Janus Research Core Fund.

Pro forma fee, expense, and financial information is included in this Prospectus/ Information Statement.

Q.	Will the Reorganization result in higher Fund expenses?

A.	Fund expenses after fee waivers are expected to be the same or lower for shareholders of each Fund after the Reorganization. In addition, as the tables below show, based on March 31, 2010 assets (and assuming the Reorganization occurred on March 31, 2010), all classes of Janus Research Core Fund are expected to experience a decrease in Total Annual Operating Expenses, without taking into account any waivers. Similarly, the Total Annual Operating Expenses, before any waivers, for all classes of Janus Growth and Income Fund other than Class C Shares are expected to remain about the same. As noted above, however, after the application of fee waivers, pro forma expenses for Class C Shares of Janus Growth and Income Fund are expected to be the same or lower. Janus Capital uses “fee waivers” in an effort to maintain competitive expenses relative to peers by waiving certain expenses, including all or a portion of its investment advisory fee, as needed, to limit certain operating expenses a Fund pays to the contractual limit. It is impossible to predict the actual expense ratio after the Reorganization, as that will depend on the level of Fund assets at that time. However, Janus Growth and Income Fund is a

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far larger Fund than Janus Research Core Fund, and after the Reorganization, all Fund share classes are expected to have lower pre-waiver Total Expense Ratios than the corresponding share classes of Janus Research Core Fund. Further, Janus Research Core Fund is expected to be able to spread its fixed costs over a larger asset base, which could benefit shareholders if, in the future, expense cap levels change. In this regard, Janus Capital has agreed to an annual expense limit of 0.70% for Janus Growth and Income Fund through February 1, 2012. In addition, Janus Capital has agreed to waive up to 0.02% of share class level expenses that are currently not reimbursable expenses under the expense limitation agreement, through February 1, 2012, for Class A Shares and Class C Shares, to the extent that the net expense ratio exceeds 0.94% for Class A Shares and 1.69% for Class C Shares.

The table below shows, for each Fund, as well as for Janus Growth and Income Fund, assuming the Reorganization occurred on March 31, 2010, total net assets and the total expense ratio, with and without waivers, as of March 31, 2010.

		Total Annual Operating Expense Ratio (including Interest Expenses and Acquired Fund Fees and Expenses)
		Excluding	Including
	Average	contractual	contractual
Fund/Share Class	Net Assets	waivers	waivers
Janus Research Core Fund
Class A Shares	$5,831,863	1.15%	0.94	%(1)
Class C Shares	$8,565,875	2.11%	1.69	%(1)
Class D Shares	$314,343,645	0.86%	0.81	%(1)
Class I Shares	$3,353,937	0.77%	0.69	%(1)
Class R Shares	$1,364,385	1.51%	1.44	%(1)
Class S Shares	$23,267,410	1.26%	1.19	%(1)
Class T Shares	$489,557,285	0.95%	0.88	%(1)
Janus Growth and Income Fund
Class A Shares	$19,201,570	1.04%	1.00	%(2)
Class C Shares	$5,133,072	1.84%	1.75	%(2)
Class D Shares	$1,873,492,341	0.80%	0.80	%(2)
Class I Shares	$32,742,445	0.70%	0.70	%(2)
Class R Shares	$2,021,490	1.44%	1.44	%(2)
Class S Shares	$68,352,262	1.19%	1.19	%(2)
Class T Shares	$3,214,459,107	0.88%	0.88	%(2)

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		Total Annual Operating Expense Ratio (including Interest Expenses and Acquired Fund Fees and Expenses)
		Excluding	Including
	Average	contractual	contractual
Fund/Share Class	Net Assets	waivers	waivers
Janus Growth and Income Fund (pro forma assuming Reorganization)
Class A Shares	$25,033,433	1.04%	0.94	%(3)
Class C Shares	$13,698,947	1.95%	1.69	%(3)
Class D Shares	$2,187,835,986	0.79%	0.79	%(3)
Class I Shares	$36,096,382	0.69%	0.69	%(3)
Class R Shares	$3,385,875	1.43%	1.43	%(3)
Class S Shares	$91,619,672	1.18%	1.18	%(3)
Class T Shares	$3,704,016,392	0.87%	0.87	%(3)

(1)	Janus Capital has contractually agreed to waive Janus Research Core Fund’s “Total Annual Fund Operating Expenses” (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such operating expenses exceed 0.66% until at least February 16, 2011.

(2)	Janus Capital has contractually agreed to waive Janus Growth and Income Fund’s “Total Annual Fund Operating Expenses” (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such operating expenses exceed 0.73% until at least February 16, 2011.

(3)	Janus Capital has contractually agreed to waive Janus Growth and Income Fund’s “Total Annual Fund Operating Expenses,” post-Reorganization (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such operating expenses exceed 0.70% until at least February 1, 2012. In addition, Janus Capital has agreed to waive up to 0.02% of share class level expenses that are currently not reimbursable expenses, as noted above, through February 1, 2012, for Class A Shares and Class C Shares, to the extent that the net expense ratio exceeds 0.94% for Class A Shares and 1.69% for Class C Shares.

Additional pro forma fee, expense, and financial information is included in this Prospectus/Information Statement.

Q.	What are the federal income tax consequences of the Reorganization?

A.	The Reorganization is expected to qualify as a tax-free transaction for federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended) and will not take place unless counsel provides an opinion to that effect. Shareholders should not recognize any capital gain or loss as a direct result of the

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Reorganization. As a result of the Reorganization, however, Janus Research Core Fund and/or Janus Growth and Income Fund may lose the ability to utilize a portion of realized capital losses that might have been used to offset or defer gains on sales of portfolio securities under some circumstances. If you choose to redeem or exchange your shares before or after the Reorganization, you may realize a taxable gain or loss; therefore, consider consulting a tax adviser before doing so. In addition, prior to the Closing Date you may receive a distribution of ordinary income or capital gains for Janus Research Core Fund.

Q.	Will the shareholder services provided by Janus Capital change?

A.	No. Janus Capital currently manages both Janus Research Core Fund and Janus Growth and Income Fund and will continue as the investment adviser of Janus Growth and Income Fund following the Reorganization. The administrator, custodian, transfer agent, and distributor are the same for the Funds and will not change as a result of the Reorganization. Shareholders of Janus Research Core Fund will also have the same purchase and redemption privileges as they currently enjoy. Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.	No. There will be no sales load, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of Janus Research Core Fund will be exchanged for full and fractional corresponding shares of Janus Growth and Income Fund having approximately equal value, without any sales load, commission or other transactional fee being imposed.

Q.	Can I still add to my existing Janus Research Core Fund account until the Reorganization?

A.	Yes. Janus Research Core Fund shareholders may continue to make additional investments until the Closing Date (anticipated to be on or about January 28, 2011), unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Effective at the close of trading on November 5, 2010, Janus Research Core Fund was closed to new investors.

Q.	Will I need to open an account in Janus Growth and Income Fund prior to the Reorganization?

A.	No. An account will be set up in your name and your shares of Janus Research Core Fund will automatically be converted to corresponding shares of Janus Growth and Income Fund. You will receive confirmation of this transaction following the Reorganization.

Q.	Will my cost basis change as a result of the Reorganization?

A.	Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your

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average cost basis per share may change. Since the Reorganization will be treated as a tax-free transaction for Janus Research Core Fund, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Q.	Will either Fund pay fees associated with the Reorganization?

A.	The Funds will not pay any fees of the Reorganization. Janus Capital will bear those fees.

Q.	When will the Reorganization take place?

A.	The Reorganization will occur on or about January 28, 2011. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new Fund account number and number of shares owned.

Q.	What if I want to exchange my shares into another fund in the Trust prior to the Reorganization?

A.	You may exchange your shares into another fund in the Trust before the Closing Date (on or about January 28, 2011) in accordance with your pre-existing exchange privileges by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-800-525-3713 if you hold Class D Shares or 1-800-525-0020 if you hold shares through an intermediary. If you choose to exchange your shares of Janus Research Core Fund for another Janus fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account (“IRA”). Exchanges may be subject to minimum investment requirements, sales loads, and redemption fees.

Q.	Why are shareholders not being asked to vote on the Reorganization?

A.	The 1940 Act, the law that governs mutual funds, and the Funds’ Agreement and Declaration of Trust (“Trust Instrument”), each permit reorganizations of series of the Trust to occur without seeking a shareholder vote provided that certain conditions are met, including that the investment policies of the acquiring fund and acquired fund are not materially different. The conditions permitting the Reorganization to occur without seeking a shareholder vote have been met.

SUMMARY OF THE FUNDS

This section provides a summary of each Fund, including but not limited to, each Fund’s investment objective, primary investment strategies, restrictions, fees, and historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein. There is no assurance that a Fund will achieve its stated objective. Both Funds are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

Investment Objective

Each Fund seeks long-term growth of capital, with Janus Growth and Income Fund additionally seeking current income.

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Comparison of Fees and Expenses

The types of expenses currently paid by each class of shares of Janus Research Core Fund are the same types of expenses to be paid by the corresponding share classes of Janus Growth and Income Fund. Currently, the Funds have substantially similar investment advisory agreements but each pays a different investment advisory fee rate. The annual investment advisory fee rate payable under the advisory agreements for Janus Research Core Fund and Janus Growth and Income Fund are currently 0.60% and 0.62%, respectively, of the Fund’s average daily net assets. In connection with the Reorganization, however, Janus Capital has contractually agreed to reduce Janus Growth and Income Fund’s annual contractual investment advisory fee rate, post-Reorganization, to 0.60%, which is the same as the annual contractual investment advisory fee rate for Janus Research Core Fund.

Current and Pro Forma Fees and Expenses

The following tables compare the fees and expenses you may bear directly or indirectly as an investor in Janus Research Core Fund versus Janus Growth and Income Fund, and show the projected (“pro forma”) estimated fees and expenses of Janus Growth and Income Fund, assuming consummation of the Reorganization as of March 31, 2010. Fees and expenses shown for Janus Research Core Fund and Janus Growth and Income Fund were determined based on each Fund’s average net assets as of the fiscal period ended March 31, 2010. The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since March 31, 2010 for either Fund. Total net assets as of these dates are shown in a footnote to the table. More current total net asset information is available at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares). It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Reorganization, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds. The Funds will not pay any fees of the Reorganization.

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting or subaccounting, and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the table below represent annualized expenses for Janus Research Core Fund and for Janus Growth and Income Fund as well as those estimated for Janus Growth and Income Fund on a pro forma basis, assuming consummation of the Reorganization, for the fiscal period ended March 31, 2010. The pro forma expense information in the “Annual Fund Operating Expenses” table below assumes that Janus Growth and Income Fund post-Reorganization has an annual fixed investment advisory fee rate of 0.60%.

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Expense Limitations

Total Annual Fund Operating Expenses shown in the table below do not include any expense limitations agreed to by Janus Capital (but do include the reduction in the management fee from 0.62% to 0.60%). Currently, through February 16, 2011, pursuant to a contract between Janus Capital and Janus Research Core Fund, Janus Capital reduces its investment advisory fee rate paid by Janus Research Core Fund by the amount by which the total annual fund operating expenses allocated to any class of the Fund exceed 0.66% of average daily net assets for the fiscal year (after reduction of any applicable share class level expenses). For purposes of this waiver, operating expenses do not include the distribution and shareholder servicing (12b-1) fees (applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares), or items not normally considered operating expenses, such as interest, dividends, taxes, brokerage commissions and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs, acquired fund fees and expenses and any indemnification related thereto). Janus Capital has a similar expense limitation agreement for Janus Growth and Income Fund whereby Janus Capital reduces its investment advisory fee rate paid by Janus Growth and Income Fund by the amount by which the total annual fund operating expenses allocated to any class of the Fund exceed 0.73% of average daily net assets for the fiscal year (after reduction of any applicable share class level expenses and excluding the same expenses noted above). Assuming consummation of the Reorganization, Janus Capital has contractually agreed that until at least February 1, 2012, it would reduce its annual investment advisory fee rate paid by Janus Growth and Income Fund by the amount, if any, the total annual fund operating expenses allocated to any class exceed 0.70% of average daily net assets for the fiscal year (after reduction of any applicable share class level expenses). In addition, Janus Capital has agreed to waive up to 0.02% of share class level expenses that are currently not reimbursable expenses, as described above, through February 1, 2012, for Class A Shares and Class C Shares, to the extent that the net expense ratio exceeds 0.94% for Class A Shares and 1.69% for Class C Shares.

Changes to expenses and asset levels of both Janus Research Core Fund and Janus Growth and Income Fund at the time of the Reorganization could trigger application of Janus Growth and Income Fund’s expense limit of 0.70% (with certain expenses excluded from the waiver as noted above), resulting in a possible reduction of other expenses for certain classes and the investment advisory fee rate payable to Janus Capital by Janus Growth and Income Fund.

Shareholder Fees

Shareholder fees are fees paid directly from your investment and may include sales loads.

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Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class A Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class A Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Distribution/Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(4)	0.30%	0.16%	0.18%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	1.15%	1.04%	1.04%

Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class C Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	1.00%

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class C Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Distribution/Service (12b-1) Fees(3)	1.00%	1.00%	1.00%
Other Expenses(4)	0.51%	0.21%	0.34%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	2.11%	1.84%	1.95%

Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class D Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class D Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Other Expenses(4)	0.26%	0.17%	0.18%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	0.86%	0.80%	0.79%

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Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class I Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class I Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Other Expenses(4)	0.17%	0.07%	0.08%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	0.77%	0.70%	0.69%

Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class R Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class R Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Distribution/Service (12b-1) Fees(3)	0.50%	0.50%	0.50%
Other Expenses(4)	0.41%	0.31%	0.32%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	1.51%	1.44%	1.43%

Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class S Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class S Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Distribution/Service (12b-1) Fees(3)	0.25%	0.25%	0.25%
Other Expenses(4)	0.41%	0.31%	0.32%
Acquired Fund(5)Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	1.26%	1.19%	1.18%

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Shareholder Fees (fees paid directly from your investment)

Janus Growth
and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class T Shares	Core Fund	Income Fund	Combined Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)* (1)

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
Class T Shares	Core Fund	Income Fund	Combined Fund
Management Fees(2)	0.60%	0.62%	0.60%
Other Expenses(4)	0.35%	0.25%	0.26%
Acquired Fund(5) Fees and Expenses	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	0.95%	0.88%	0.87%

Examples:

The following Examples are based on expenses without waivers as discussed above under “Expense Limitations.” These Examples are intended to help you compare the cost of investing in Janus Research Core Fund and in Janus Growth and Income Fund after the Reorganization with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Janus Research Core Fund and in Janus Growth and Income Fund after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses

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without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 Year(7)(8)(9)	3 Years(7)(10)	5 Years(7)(10)	10 Years(7)(10)
Class A Shares
Janus Research Core Fund	$685	$919	$1,172	$1,892
Janus Growth and Income Fund	$675	$887	$1,116	$1,773
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$675	$887	$1,116	$1,773
Class C Shares
Janus Research Core Fund	$314	$661	$1,134	$2,441
Janus Growth and Income Fund	$287	$579	$995	$2,159
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$298	$612	$1,052	$2,275
Class D Shares
Janus Research Core Fund	$88	$274	$477	$1,061
Janus Growth and Income Fund	$82	$255	$444	$990
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$81	$252	$439	$978
Class I Shares
Janus Research Core Fund	$79	$246	$428	$954
Janus Growth and Income Fund	$72	$224	$390	$871
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$70	$221	$384	$859
Class R Shares
Janus Research Core Fund	$154	$477	$824	$1,802
Janus Growth and Income Fund	$147	$456	$787	$1,724
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$146	$452	$782	$1,713

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	1 Year(7)(8)(9)	3 Years(7)(10)	5 Years(7)(10)	10 Years(7)(10)
Class S Shares
Janus Research Core Fund	$128	$400	$692	$1,523
Janus Growth and Income Fund	$121	$378	$654	$1,443
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$120	$375	$649	$1,432
Class T Shares
Janus Research Core Fund	$97	$303	$525	$1,166
Janus Growth and Income Fund	$90	$281	$488	$1,084
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$89	$278	$482	$1,073

If shares are not redeemed:

	1 Year(7)(8)(9)	3 Years(7)(10)	5 Years(7)(10)	10 Years(7)(10)
Class A Shares
Janus Research Core Fund	$685	$919	$1,172	$1,892
Janus Growth and Income Fund	$675	$887	$1,116	$1,773
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$675	$887	$1,116	$1,773
Class C Shares
Janus Research Core Fund	$214	$661	$1,134	$2,441
Janus Growth and Income Fund	$187	$579	$995	$2,159
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$198	$612	$1,052	$2,275

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	1 Year(7)(8)(9)	3 Years(7)(10)	5 Years(7)(10)	10 Years(7)(10)
Class D Shares
Janus Research Core Fund	$88	$274	$477	$1,061
Janus Growth and Income Fund	$82	$255	$444	$990
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$81	$252	$439	$978
Class I Shares
Janus Research Core Fund	$79	$246	$428	$954
Janus Growth and Income Fund	$72	$224	$390	$871
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$70	$221	$384	$859
Class R Shares
Janus Research Core Fund	$154	$477	$824	$1,802
Janus Growth and Income Fund	$147	$456	$787	$1,724
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$146	$452	$782	$1,713
Class S Shares
Janus Research Core Fund	$128	$400	$692	$1,523
Janus Growth and Income Fund	$121	$378	$654	$1,443
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$120	$375	$649	$1,432
Class T Shares
Janus Research Core Fund	$97	$303	$525	$1,166
Janus Growth and Income Fund	$90	$281	$488	$1,084
Janus Growth and Income Fund (pro forma, assuming consummation of the Reorganization)	$89	$278	$482	$1,073

*	As of March 31, 2010, total net assets (rounded to millions) were $627.9 for Janus Research Core Fund and $3,966.4 for Janus Growth and Income Fund.

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(1)	All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

(2)	The “Management Fee” is the investment advisory fee rate paid by the Fund to Janus Capital.

(3)	Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.

(4)	“Other Expenses” for Class A Shares, Class C Shares, and Class I Shares may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” for Class R Shares, Class S Shares, and Class T Shares (for Class T Shares only, for the period February 16, 2010 to March 31, 2010) include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC (“Janus Services”) for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. For the period prior to February 16, 2010, “Other Expenses” for Class T Shares include a blended annual fee rate of 0.12% for assets invested directly with Janus Capital and 0.25% for assets invested through a third-party intermediary, which was in effect prior to the restructuring of Class J Shares, the Fund’s initial share class, which occurred on February 16, 2010. Class D Shares commenced operations on February 16, 2010. “Other Expenses” for Class D Shares include an administrative services fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services.

(5)	“Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Amounts less than 0.01%, if applicable, are included in Other Expenses to the extent the amount reflected may show 0.00%.

(6)	Total Annual Fund Operating Expenses do not reflect the application of contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund’s “Total Annual Fund Operating Expenses,” (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such operating expenses exceed an annual rate of 0.66% (for Janus Research Core Fund) and 0.73% (for Janus Growth and Income Fund) until at least February 16, 2011. In addition, Janus Capital has agreed to waive the Total Annual Fund Operating Expenses for Janus Growth and Income Fund, post-Reorganization and assuming consummation of the Reorganization, to the extent that such operating expenses exceed an annual rate of 0.70% (excluding each of the share class expenses noted above) until at least February 1, 2012. Janus Capital has also agreed to waive up to 0.02% of share class level expenses that are currently not reimbursable expenses, as described above, through February 1, 2012, for Class A Shares and Class C Shares, to the extent that the net expense ratio exceeds 0.94% for Class A Shares and 1.69% for Class C Shares.

Please refer to “Expense Limitations” in this Prospectus/Information Statement for the Funds’ expense limits. Based on information in the table above, with the waiver, assuming net Annual Fund Operating

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Expenses would have been included in the table above, those expenses for each Fund and share class are as follows:

			Janus Growth
			and Income Fund
	Janus Research	Janus Growth and	Pro Forma
	Core Fund	Income Fund	Combined Fund
Class A Shares	0.94%	1.01%	0.94%
Class C Shares	1.69%	1.76%	1.69%
Class D Shares	0.81%	0.80%	0.79%
Class I Shares	0.69%	0.70%	0.69%
Class R Shares	1.44%	1.44%	1.43%
Class S Shares	1.19%	1.19%	1.18%
Class T Shares	0.88%	0.88%	0.87%

(7)	Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
(8)	A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the Example.

(9)	A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in Appendix C.

(10)	Contingent deferred sales charge is not applicable.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the fiscal period ended March 31, 2010, Janus Research Core Fund’s portfolio turnover rate was 30% of the average value of its portfolio and Janus Growth and Income Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Each Fund pursues its investment objective by investing in equity securities selected primarily for their growth potential, with Janus Growth and Income Fund normally investing at least 25% of its assets in securities believed to have income potential. Notably, equity securities may make up part or all of Janus Growth and Income Fund’s income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The following chart compares the Funds’ overall investment strategies.

Janus Research Core Fund	Janus Growth and Income Fund

• The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential.
•   The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential.

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Janus Research Core Fund	Janus Growth and Income Fund

• The Fund will normally invest at least 25% of its assets in securities the portfolio manager believes have income potential.

• Eligible equity securities in which the Fund may invest include:	• Eligible equity securities in which the Fund may invest include:
• domestic and foreign common stocks	• domestic and foreign common stocks
• preferred stocks	• preferred stocks
• securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures	• securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
• other securities with equity characteristics (including the use of derivatives)	• other securities with equity characteristics

•   Equity securities may make up part or all of the income component of the portfolio if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

• The Fund may invest in companies of any size.	• The Fund may invest in companies of any size.

•   Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize
• The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

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Janus Research Core Fund	Janus Growth and Income Fund

the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

•   Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re- evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

•   Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

• The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.	• The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

• The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

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Janus Growth and Income Fund is currently categorized by Lipper(1) as a “large cap growth” Fund and is expected to be repositioned as a “large cap core” Fund. Janus Research Core Fund has been categorized as both “large cap growth” and “large cap core” by Lipper. The primary difference between “core” and “growth” is that a “core” fund has a wide latitude in its investments in companies whether or not the company has an expectation for growth, whereas a “growth” fund normally invests primarily in companies with expected growth potential. In addition, “core” funds tend to be fairly representative of the overall U.S. stock market in terms of size, growth rates, and price whereas a “growth” fund tends to invest in growth companies that have higher valuations and which are often found in rapidly expanding industries.

For additional information on the Funds’ investment techniques and related risks, please refer to the “Additional Information About the Funds” section of the Prospectus/Information Statement and Appendix B.

Principal Investment Risks

Each Fund may invest in various types of securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Because each Fund has substantially the same investment objective, strategies and policies, the principal risks are generally the same for each Fund with the exception that Janus Growth and Income Fund may have greater exposure to fixed-income markets given its strategy to normally invest at least 25% of its assets in securities believed to have income potential. Additional information about these risks is included below and described in greater detail later in this Prospectus/Information Statement under “Additional Information About the Funds – Risks of the Funds.” As with any security, an investment in either Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. Information about additional investment techniques that the Funds may utilize and related risks is included in the “Additional Information About the Funds” section of the Prospectus/Information Statement and Appendix B.

The biggest risk is that a Fund’s returns will vary, and you could lose money. Each Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of each Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of each Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to

(1)  Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

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understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk.  Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk.  Janus Growth and Income Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk.  Each Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, their returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where a Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. A Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk.  Janus Growth and Income Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the value of the replacement security, resulting in a loss to the Fund.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Comparison of Fund Performance

The following information provides some indication of the risks of investing in the Funds by showing how each Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of each Fund commenced operations on June 28, 1996 for Janus Research Core Fund and May 15, 1991 for Janus Growth and Income Fund. Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of each Fund commenced operations on July 6, 2009. Class D

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Shares of each Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class.

•	The performance shown for Class T Shares of each Fund is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any fee and expense limitations or waivers.

•	The performance shown for Class A Shares, Class C Shares, Class R Shares, and Class S Shares of each Fund for periods prior to July 6, 2009, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

•	The performance shown for Class I Shares of each Fund for periods prior to July 6, 2009, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers.

•	The performance shown for Class D Shares of each Fund for periods prior to December 31, 2009, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares of a Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. Additionally, if Class D Shares of a Fund had been available during periods prior to December 31, 2009, the performance for Class D Shares may have been different. The performance shown for periods following each Fund’s commencement of Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

The bar charts depict the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of a Fund. If sales charges were included, the returns would be lower. The tables following the charts show how the performance of each Fund compares to broad-based market indices (which, unlike the Funds, do not have any fees or expenses). Each Fund’s performance is compared to the S&P 500® Index, with the Russell 1000® Growth Index as the Fund’s secondary benchmark. After the Reorganization, it is expected that Janus Growth and Income Fund will continue to compare its performance to the S&P 500® Index, with the Russell 1000® Growth Index as the Fund’s secondary benchmark. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Funds’ performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Funds’ past performance (before and after taxes) does not necessarily indicate how they will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687 (or at janus.com/allfunds or by calling 1-800-525-3713 if you hold Class D Shares).

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Annual Total Returns for Janus Research Core Fund – Class T Shares (calendar year-end)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
−7.15%	−12.11%	−18.02%	23.27%	13.77%	16.36%	10.28%	11.71%	−43.15%	36.47%

Best Quarter: Second Quarter 2009 20.48% Worst Quarter: Fourth Quarter 2008 −24.90%

Average Annual Total Returns (periods ended 12/31/09)

				Since
	1 Year	5 Years	10 Years	Inception(1)

Janus Research Core Fund
Class T Shares(2)
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Return After Taxes on Distributions	36.30%	1.63%	−0.22%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares(3)	23.88%	1.80%	0.15%	7.27%
Class A Shares
Return Before Taxes(4)	28.78%	0.92%	−0.21%	8.14%
Class C Shares
Return Before Taxes(5)	33.28%	1.33%	−0.36%	7.89%
Class D Shares
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Class I Shares
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Class R Shares
Return Before Taxes	35.39%	1.62%	−0.08%	8.19%
Class S Shares
Return Before Taxes	36.05%	1.88%	0.17%	8.42%
S&P 500® Index(6) (reflects no deduction	26.46%	0.42%	−0.95%	5.67%
for expenses, fees, or taxes)
Russell 1000® Growth Index(7) (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	The inception date for Janus Research Core Fund is June 28, 1996.
(2)	Formerly named Class J Shares.
(3)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund shares may exceed the Fund’s other return figures.
(4)	Calculated assuming maximum permitted sales loads.
(5)	The one year return is calculated to include contingent deferred sales charge.
(6)	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
(7)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

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Annual Total Returns for Janus Growth and Income Fund – Class T Shares (calendar year-end)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
−11.41%	−14.36%	−21.51%	24.65%	11.89%	12.48%	7.82%	8.69%	−42.48%	38.64%

Best Quarter: Second Quarter 2009 18.72% Worst Quarter: Fourth Quarter 2008 −21.67%

Average Annual Total Returns (periods ended 12/31/09)

				Since
	1 Year	5 Years	10 Years	Inception(1)

Janus Growth and Income Fund
Class T Shares(2)
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Return After Taxes on Distributions	38.41%	0.39%	−1.85%	8.98%
Return After Taxes on Distributions and Sale of Fund Shares(3)	25.34%	0.82%	−1.24%	8.63%
Class A Shares
Return Before Taxes(4)	30.43%	−0.29%	−2.02%	9.73%
Class C Shares
Return Before Taxes(5)	34.81%	0.09%	−2.19%	9.36%
Class D Shares
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Class I Shares
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Class R Shares
Return Before Taxes	37.18%	0.43%	−1.88%	9.68%
Class S Shares
Return Before Taxes	37.87%	0.69%	−1.64%	9.91%
S&P 500® Index(6) (reflects no deduction	26.46%	0.42%	−0.95%	8.31%
for expenses, fees, or taxes)
Russell 1000® Growth Index(7) (reflects no	37.21%	1.63%	−3.99%	7.21%
deduction for expenses, fees, or taxes)

(1)	The inception date for Janus Growth and Income Fund is May 15, 1991.
(2)	Formerly named Class J Shares.
(3)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund shares may exceed the Fund’s other return figures.
(4)	Calculated assuming maximum permitted sales loads.
(5)	The one year return is calculated to include contingent deferred sales charge.
(6)	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
(7)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

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After-tax returns are calculated using distributions for each Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Funds. After-tax returns for the other classes of shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management of the Funds

Investment Adviser:  Janus Capital is the investment adviser for each Fund and will remain the investment adviser of Janus Growth and Income Fund after the Reorganization.

Portfolio Managers:  James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of Janus Research Core Fund, which he has managed since November 2007. He leads the team of Janus Capital’s equity research analysts that selects investments for Janus Research Core Fund.

Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto will continue to manage Janus Growth and Income Fund after the Reorganization.

Purchase and Sale of Fund Shares

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, Class R Shares, and Class T Shares

Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class D Shares

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.

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**	The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

With the exception of Class D Shares and Class I Shares, purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Funds in certain circumstances as outlined in Appendix C. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in Appendix C.

Tax Information

Each Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another.

THE REORGANIZATION

The Plan

The Plan sets forth the terms and conditions under which the Reorganization will be implemented. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached hereto as Appendix A.

The Plan contemplates: (i) Janus Growth and Income Fund’s acquisition of all or substantially all of the assets of Janus Research Core Fund in exchange solely for shares of Janus Growth and Income Fund and the assumption by Janus Growth and Income Fund of all of Janus Research Core Fund’s liabilities, if any, as of the Closing Date; (ii) the distribution on the Closing Date of those shares to the shareholders of Janus Research Core Fund; and (iii) the complete liquidation of Janus Research Core Fund.

The value of Janus Research Core Fund’s assets to be acquired and the amount of its liabilities to be assumed by Janus Growth and Income Fund and the net asset value (“NAV”) of a share of Janus Research Core Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration by Janus

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Research Core Fund of distributions, if any on the Closing Date, and will be determined in accordance with the valuation methodologies described in Janus Research Core Fund’s currently effective Prospectuses and Statement of Additional Information (“SAI”). The Plan provides that Janus Capital will pay all of the fees of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Information Statement. The Closing Date is expected to be on or about January 28, 2011.

As soon as practicable after the Closing Date, Janus Research Core Fund will distribute pro rata to its shareholders of record the shares of Janus Growth and Income Fund it receives in the Reorganization, so that each shareholder of Janus Research Core Fund will receive a number of full and fractional shares of Janus Growth and Income Fund approximately equal in value to his or her holdings in Janus Research Core Fund, and Janus Research Core Fund will be liquidated.

Such distribution will be accomplished by opening accounts on the books of Janus Growth and Income Fund in the names of Janus Research Core Fund shareholders and by transferring to those accounts the shares of Janus Growth and Income Fund previously credited to the account of Janus Research Core Fund on those books. Each shareholder account shall be credited with the pro rata number of Janus Growth and Income Fund’s shares due to that shareholder. All issued and outstanding shares of Janus Research Core Fund will simultaneously be canceled on the books of the Trust. Accordingly, immediately after the Reorganization, each former shareholder of Janus Research Core Fund will own shares of Janus Growth and Income Fund that will be approximately equal to the value of that shareholder’s shares of Janus Research Core Fund as of the Closing Date. Any special options will automatically transfer to the new fund accounts.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. The Plan also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Reorganization qualifies as a tax-free reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees if the Trustees determine that the Reorganization is not in the best interests of the Funds’ shareholders. Please review the Plan carefully.

Reasons for the Reorganization

The Reorganization is part of some significant initiatives Janus Capital has recently undertaken to reorganize and simplify its mutual fund platform. Janus Capital believes that these efforts will provide the potential for both meaningful short-and long-term benefits to Fund shareholders, including clearer product differentiation, a reduction in overlapping offerings, and a resulting larger stable asset base. The Funds have similar investment objectives, principal investment strategies, policies and risks. There is potential to increase operational efficiencies, including the potential to eliminate duplicative costs and other inefficiencies that can arise from having comparable mutual funds in the same family of funds. Janus Capital and its affiliates that provide services to the Funds expect to provide the same level of services to shareholders after the Reorganization.

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Janus Capital met with the Trustees, none of whom are considered “interested persons” (as defined in the 1940 Act) (“Independent Trustees”), on June 24, 2010 and August 30, 2010 to discuss Janus Capital’s proposal to reorganize the Funds. At each meeting, the Independent Trustees also discussed this proposal and the Plan with their independent counsel in executive session. During the course of these meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations.

At the meeting of the Board of Trustees of the Trust held on August 30, 2010, the Trustees approved the Plan after determining that (1) the Reorganization is in the best interests of Janus Research Core Fund and Janus Growth and Income Fund; and (2) the Reorganization will not dilute the interests of existing shareholders of either Fund. In making these determinations, the Trustees considered the following factors, among others:

•	The compatibility of the Funds’ investment objectives, strategies and risks and the extent of the overlap of portfolio holdings between the Funds.
•	Shareholders of each Fund will have the opportunity to invest in a larger Fund and potentially benefit from long-term economies of scale that may result from the Reorganization.
•	Janus Capital’s agreement to reduce the contractual investment advisory fee rate for Janus Growth and Income Fund post-Reorganization to match that of Janus Research Core Fund.

•	The impact of the Reorganization on the fees paid by shareholders in each share Class of each Fund, including the fact that Fund expenses after fee waivers are expected to be the same or lower for shareholders of each Fund after the Reorganization, and noting that, assuming the Reorganization occurred on March 31, 2010 the gross total expense ratio for current Class C shareholders of Janus Growth and Income Fund is expected to increase after the Reorganization, although these shareholders would see a expense reduction after the application of fee waivers.

•	The Reorganization, for each Fund and its shareholders, is expected to be tax-free in nature.
•	Janus Capital is paying all costs associated with the Reorganization.
•	Janus Growth and Income Fund is far larger than Janus Research Core Fund, and after the Reorganization, generally is expected to have lower pre-waiver total operating expense ratios (as compared to both Funds currently) and be able to spread its fixed costs over a larger asset base, which could benefit shareholders if, in the future, expense cap levels change.
•	As a result of the Reorganization, Janus Capital will have one fund instead of two competing funds pursuing similar strategies, which may increase opportunities to grow Janus Growth and Income Fund in the future.
•	The comparative performance of the Funds over various time periods.
•	The fact that the Reorganization may limit the ability of Janus Growth and Income Fund to benefit in the future from using a portion of the realized capital losses generated by Janus Research Core Fund, as applicable.

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•	The benefits of the Reorganization to Janus Capital and its affiliates, including, among other things, that Janus Capital may derive greater operational efficiencies by managing a single fund rather than two separate funds with substantially similar investment objectives, strategies, policies and risks.
•	The Reorganization is part of Janus Capital’s product lineup enhancements designed to offer certain potential benefits to Fund shareholders, including clearer product differentiation.

Federal Income Tax Consequences

As a condition to the Reorganization, the Trust will receive a legal opinion from Dechert LLP, special counsel to Janus Capital, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes substantially to the effect that:

•	the transfer of all or substantially all of the assets of Janus Research Core Fund solely in exchange for shares of Janus Growth and Income Fund and the assumption by Janus Growth and Income Fund of all liabilities of Janus Research Core Fund, and the distribution of such shares to the shareholders of Janus Research Core Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by Janus Research Core Fund on the transfer of the assets of Janus Research Core Fund to Janus Growth and Income Fund in exchange for Janus Growth and Income Fund shares or the assumption by Janus Growth and Income Fund of all liabilities of Janus Research Core Fund or upon the distribution of Janus Growth and Income Fund shares to Janus Research Core Fund shareholders in exchange for their shares of Janus Research Core Fund, except that Janus Research Core Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

•	the tax basis of Janus Research Core Fund’s assets acquired by Janus Growth and Income Fund will be the same to Janus Growth and Income Fund as the tax basis of such assets to Janus Research Core Fund immediately prior to the Reorganization, and the holding period of the assets of Janus Research Core Fund in the hands of Janus Growth and Income Fund will include the period during which those assets were held by Janus Research Core Fund;
•	no gain or loss will be recognized by Janus Growth and Income Fund upon the receipt of the assets of Janus Research Core Fund solely in exchange for Janus Growth and Income Fund shares and the assumption by Janus Growth and Income Fund of all liabilities of Janus Research Core Fund;
•	no gain or loss will be recognized by shareholders of Janus Research Core Fund upon the receipt of Janus Growth and Income Fund shares by such shareholders, provided such shareholders receive solely Janus Growth and Income Fund shares (including fractional shares) in exchange for their Janus Research Core Fund shares; and

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•	the aggregate tax basis of Janus Growth and Income Fund shares, including any fractional shares, received by each shareholder of Janus Research Core Fund pursuant to the Reorganization will be the same as the aggregate tax basis of Janus Research Core Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Janus Growth and Income Fund shares, including fractional shares, to be received by each shareholder of Janus Research Core Fund will include the period during which Janus Research Core Fund shares exchanged were held by such shareholder (provided that Janus Research Core Fund shares were held as a capital asset on the Closing Date).

The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service (“IRS”) private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of Janus Research Core Fund in exchange for Janus Growth and Income Fund shares and the assumption by Janus Growth and Income Fund of all liabilities of Janus Research Core Fund does not constitute a tax-free reorganization, each Janus Research Core Fund shareholder generally will recognize a gain or loss approximately equal to the difference between the value of Janus Growth and Income Fund shares such shareholder acquires and the tax basis of such shareholder’s Janus Research Core Fund shares.

Prior to the Closing Date, Janus Research Core Fund may pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any gains realized from any sales of assets prior to the Closing Date, which may be attributable to portfolio transitioning. This distribution would be taxable to shareholders that are subject to tax.

Shareholders of Janus Research Core Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of Janus Research Core Fund should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.

As of October 31, 2009, Janus Research Core Fund had accumulated capital loss carryforwards of $171,796,805. After the Reorganization, these losses may be available to Janus Growth and Income Fund, which had accumulated capital loss carryforwards of $1,182,295,165 as of October 31, 2009. The final amount of the accumulated capital loss carryforwards for Janus Research Core Fund and Janus Growth and Income Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, any accumulated capital loss carryforwards may in part be subject to limitations under applicable tax laws. As a result, Janus Growth and Income Fund may not be able to use some or all of these losses, if any, as quickly as each Fund may have used these losses in the absence of the Reorganization, and part of these losses, if any, may not be useable at all. The Board of Trustees of the Trust took this factor into account in concluding that the Reorganization would be in the best interests of the Funds.

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Securities to Be Issued, Key Differences in Shareholder Rights

Janus Research Core Fund and Janus Growth and Income Fund are organized as separate series of the Trust, a Massachusetts business trust, and are governed by the same Trust Instrument and Bylaws. As such, there are no key differences in the rights of shareholders of the Funds.

All shares of a fund within the Trust participate equally in dividends and other distributions by the shares of the same class of that fund, and in residual assets of that class of that fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or appraisal rights. Shares of all funds in the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all funds of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shares of a fund may be transferred by endorsement or stock power as is customary, but a fund is not bound to recognize any transfer until it is recorded on its books. The Funds have the right to redeem, at the then current NAV, the shares of any shareholder whose account does not meet certain minimum requirements as described in Appendix C.

Capitalization

The following table shows, on an unaudited basis, the capitalization as of March 31, 2010 for Janus Research Core Fund and Janus Growth and Income Fund, as well as pro forma capitalization giving effect to the Reorganization:

				Janus Growth
				and
		Janus Growth		Income Fund
	Janus Research	and		(pro forma after
	Core Fund	Income Fund	Adjustments(1)	Reorganization)
Class A
Net Assets	$5,472,531	$18,902,172	$—	$24,374,703
Net Asset Value Per Share	$20.04	$29.51	$9.47	$29.51
Shares Outstanding	273,111	640,604	(87,664)	826,051
Class C
Net Assets	$8,654,158	$5,397,763	$—	$14,051,921
Net Asset Value Per Share	$19.96	$29.44	$9.48	$29.44
Shares Outstanding	433,610	183,344	(139,651)	477,303
Class D
Net Assets	$320,268,564	$1,911,305,064	$—	$2,231,573,628
Net Asset Value Per Share	$20.00	$29.50	$9.50	$29.50
Shares Outstanding	16,014,087	64,787,357	(5,157,526)	75,643,918
Class I
Net Assets	$5,368,651	$59,281,358	$—	$64,650,009
Net Asset Value Per Share	$20.00	$29.49	$9.49	$29.49
Shares Outstanding	268,389	2,010,070	(86,339)	2,192,120

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				Janus Growth
				and
		Janus Growth		Income Fund
	Janus Research	and		(pro forma after
	Core Fund	Income Fund	Adjustments(1)	Reorganization)
Class R
Net Assets	$1,402,061	$2,181,247	$—	$3,583,308
Net Asset Value Per Share	$19.99	$29.49	$9.50	$29.49
Shares Outstanding	70,126	73,967	(22,582)	121,511
Class S
Net Assets	$23,231,909	$67,866,802	$—	$91,098,711
Net Asset Value Per Share	$20.02	$29.51	$9.49	$29.51
Shares Outstanding	1,160,687	2,299,695	(373,432)	3,086,950
Class T
Net Assets	$263,494,470	$1,901,505,178	$—	$2,164,999,648
Net Asset Value Per Share	$20.00	$29.50	$9.50	$29.50
Shares Outstanding	13,177,875	64,457,844	(4,245,859)	73,389,860

Total Net Assets	$627,892,344	$3,966,439,584	$—	$4,594,331,928
Total Shares Outstanding	31,397,885	134,452,881	(10,113,053)	155,737,713

(1)	An “Adjustment” is the difference between Janus Research Core Fund’s net asset value and Janus Growth and Income Fund’s net asset value and the resulting share adjustments that will be processed in order to maintain the appropriate market value of Janus Research Core Fund at the adjusted net asset value.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. These strategies and policies may be a part of a Fund’s principal strategy or may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus/Information Statement and/or the Funds’ SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

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Cash Position

The Funds may not always stay fully invested. For example, when the investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock

Each Fund may invest substantially all of its assets in common stocks. The investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Growth and Income Fund may emphasize varying degrees of income and the investment personnel may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for Janus Research Core Fund. Income realized on Janus Research Core Fund’s investments may be incidental to its investment objective.

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Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets

Each Fund may invest in companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets IndexSM. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the SEC.

Foreign Securities

The investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

High-Yield/High-Risk Bonds

A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal

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payments) than higher quality bonds. Under normal circumstances, each Fund will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets.

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of within seven days in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Portfolio Turnover

In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the investment personnel. Changes are normally made in a Fund’s portfolio whenever the investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance. The “Financial Highlights” section of this Prospectus/Information Statement shows Janus Growth and Income Fund’s historical turnover rates.

Securities Lending

A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions on a short-, mid-, or long-term basis. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to a Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. Janus

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Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

Short Sales

The Funds may engage in short sales. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Fund’s losses are potentially unlimited in a short sale transaction. A Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a Fund that does not engage in short sales and may negatively affect the Fund’s performance.

A Fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements, which may expose the fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

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Special Situations

The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spinoffs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements

The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms” included as Appendix B.

Other Types of Investments

Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms” included as Appendix B. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	exchange-traded funds

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•	indexed/structured securities (such as mortgage- and asset-backed securities)

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs
•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

Fundamental Investment Restrictions

Each Fund has certain additional fundamental investment restrictions that can only be changed with shareholder approval. The Funds have identical investment restrictions. Please see the combined SAI for the Funds for further information relating to those investment restrictions, which is incorporated by reference into this Prospectus/Information Statement and the SAI dated November 15, 2010, related to this Reorganization.

Risks of the Funds

Similar Risk Factors of the Funds

The biggest risk for each Fund is that the Fund’s returns may vary, and you could lose money. Each Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Foreign Exposure Risk.  Each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments,

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may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.
•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.
•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.
•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk.  Each Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Janus Research Core Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of

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favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Management Risk.  The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that the investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by the investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that the investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk.  The value of each Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of a Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities,

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which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Additional Risk Factors of Investing in Janus Growth and Income Fund

Fixed-Income Securities Risk.  Janus Growth and Income Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Interest Rate Risk.  Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Other Comparative Information about the Funds

Investment Adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital

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also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Janus funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus/Information Statement, none of the members of the Board of Trustees are “interested persons” of Janus Capital as that term is defined by the 1940 Act, therefore, none of the Trustees are paid by Janus Capital.

Management Expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including distribution and shareholder servicing fees (12b-1 fee), administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following table reflects each Fund’s contractual investment advisory fee rate (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers).

The rate shown is a fixed rate based on each Fund’s average daily net assets. Post-Reorganization, Janus Capital has agreed to reduce its contractual investment advisory fee rate as shown below.

	Contractual Investment		Actual Investment
	Advisory Fee		Advisory Fee
Janus Research Core Fund	0.60%		0.53	%(1)(2)
Janus Growth and Income Fund	0.62%		0.62	%(1)(2)
Janus Growth and Income Fund (post-Reorganization)	0.60	%(3)	N/A

(1)	For the fiscal period ended March 31, 2010.
(2)	Janus Capital has agreed to waive Janus Research Core Fund’s and Janus Growth and Income Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services

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fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such annual operating expenses exceed 0.66% and 0.73%, respectively (after reduction of any applicable share class level expenses), until February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in a footnote to the Annual Fund Operating Expenses table in the “Comparison of Fees and Expenses” section of this Prospectus/Information Statement, and additional information is included under “Expense Limitations.” Any waiver is reflected only in the actual fee rate shown.

(3)	Janus Capital has agreed to waive Janus Growth and Income Fund’s total annual fund operating expenses post-Reorganization (excluding the distribution and shareholder servicing (12b-1) fees – applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to the extent such annual operating expenses exceed 0.70% (after reduction of any applicable share class level expenses) until February 1, 2012.

The basis for the Trustees’ approval of the current investment advisory agreement for Janus Research Core Fund and Janus Growth and Income Fund is included in each Fund’s unaudited Semiannual Report to shareholders dated March 31, 2010. The basis for the Trustees’ approval of the investment advisory agreement for Janus Growth and Income Fund that is effective Post-Reorganization is currently not available to shareholders, but will be included in Janus Growth and Income Fund’s Semiannual Report to shareholders dated March 31, 2011.

Investment Personnel

Janus Research Core Fund

The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of Janus Research Core Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff also manages other Janus accounts. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Growth and Income Fund

Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Growth and Income Fund’s and Janus Research Core Fund’s combined SAI, dated February 16, 2010, which is incorporated by reference herein, provides information about Mr. Goff’s and Mr. Pinto’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital.

Conflicts of Interest

Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ combined SAI, which is incorporated by reference herein.

Pricing of Fund Shares

The Funds calculate their respective net asset value per share (“NAV”) once each business day at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time). For additional information about calculation of NAV, please refer to Appendix C.

47

Purchase of Fund Shares

A detailed description of Janus Growth and Income Fund’s policy with respect to purchases is available in Appendix C.

Redemption of Fund Shares

A detailed description of Janus Growth and Income Fund’s policy with respect to redemptions is available in Appendix C.

Dividends and Distributions

A detailed description of Janus Growth and Income Fund’s policy with respect to dividends and distributions is available in Appendix C.

Frequent Purchases and Redemptions

A detailed description of Janus Growth and Income Fund’s policies with respect to frequent trading of Fund shares is available in Appendix C.

Tax Consequences

A detailed description of the tax consequences of buying, holding, exchanging and selling Janus Growth and Income Fund’s shares is available in Appendix C.

Distribution Arrangements

A detailed description of Janus Growth and Income Fund’s distribution arrangements is available in Appendix C.

For a description of Janus Research Core Fund’s policies with respect to purchases, redemptions, dividends and distributions, frequent trading of Fund shares, tax consequences of buying, holding, exchanging and selling Fund shares, and distribution arrangements, refer to Janus Research Core Fund’s Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Trust Instrument and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

48

ADDITIONAL INFORMATION

Share Ownership

The following table shows, as of the close of business on October 29, 2010, the number of outstanding shares and net assets of each class of Janus Research Core Fund and Janus Growth and Income Fund:

	Total Number
	of Shares
Fund	Outstanding	Net Assets
Janus Research Core Fund
– Class A Shares	233,620.015	$4,685,713
– Class C Shares	375,815.698	$7,478,271
– Class D Shares	14,891,917.421	$298,292,882
– Class I Shares	233,611.225	$4,683,842
– Class R Shares	35,392.730	$706,066
– Class S Shares	948,700.126	$18,977,007
– Class T Shares	11,127,803.406	$222,694,993
Total	27,846,860.621	$557,518,773
Janus Growth and Income Fund
– Class A Shares	655,500.295	$19,362,659
– Class C Shares	161,224.470	$4,746,580
– Class D Shares	61,883,267.612	$1,828,091,167
– Class I Shares	2,267,391.320	$66,981,012
– Class R Shares	70,307.289	$2,074,253
– Class S Shares	2,037,510.574	$60,179,883
– Class T Shares	55,542,318.906	$1,640,500,804
Total	122,617,520.466	$3,621,936,357

To the best knowledge of the Trust, as of October 29, 2010, the officers and Trustees beneficially owned, as a group, less than 1% of any class of each Fund.

Beneficial owners of 5% or more of the outstanding shares of each Fund as of October 29, 2010, are shown below. To the best knowledge of the Trust, no person or entity beneficially owned more than 5% of the outstanding shares of either Fund except as shown below, and such owners may not be the beneficial owner of all or a portion of the shares.

49

Name of Fund	Name and Address of	Number of	Percent of
and Class	Beneficial Owner	Shares	Fund

Janus Research Core Fund
– Class A Shares	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	144,660	61.92%

	Raymond James House Acct Firm #92500015 Omnibus for Mutual Funds St. Petersburg, FL	33,612	14.39%

	UBS WM USA 0O0 11011 6100 Omni account M/F Jersey City, NJ	20,875	8.94%

Janus Research Core Fund
– Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	222,541	59.22%

	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of Customers Jacksonville, FL	47,889	12.74%

Janus Research Core Fund
– Class I Shares	Charles Schwab & Co Inc. Exclusive Benefit of Our Customers Reinvest Account San Francisco, CA	70,931	30.36%

	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of Customers Jacksonville, FL	67,970	29.10%

	Citigroup Global Markets Inc. 00109801250 New York, NY	57,378	24.56%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients/PruChoice Newark, NJ	15,185	6.50%

Janus Research Core Fund
– Class R Shares	DWS Trust Co Trustee Seattle Metropolitan Credit Union 401k Plan Salem, NH	26,574	75.08%

	MG Trust Company Cust FBO Amann Conservation Inc. 401k Denver, CO	2,983	8.43%

50

Name of Fund	Name and Address of	Number of	Percent of
and Class	Beneficial Owner	Shares	Fund

Janus Research Core Fund
– Class S Shares	Nationwide Trust Co Trust FSB Columbus, OH	185,684	19.62%

	National Financial Services LLC Trustee For Exclusive Benefit of Our Customers New York, NY	142,137	15.02%

	Saxon & Co FBO 91 Vested Interest Omnibus Asset A/C #20-01-302-9912426 Philadelphia, PA	86,040	9.09%

	Merrill Lynch Jacksonville, FL	52,526	5.55%

Janus Research Core Fund
– Class T Shares	Charles Schwab & Co Inc. Exclusive Benefit of Our Customers Reinvest Account San Francisco, CA	5,736,633	51.56%

	National Financial Services Co For the Exclusive Benefit of Our Customers New York, NY	2,774,482	24.94%

Janus Growth and Income
Fund – Class A Shares	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	467,968	71.46%

	Citigroup Global Markets House Account Owings Mills, MD	45,871	7.00%

	UBS WM USA 0O0 11011 6100 Omni account M/F Jersey City, NJ	44,682	6.82%

	Raymond James House Acct Firm #92500015 Omnibus for Mutual Funds St. Petersburg, FL	41,018	6.26%

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Name of Fund	Name and Address of	Number of	Percent of
and Class	Beneficial Owner	Shares	Fund

Janus Growth and Income
Fund – Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	40,320	25.00%

	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of Customers Jacksonville, FL	26,812	16.63%

	Raymond James House Acct Firm #92500015 Omnibus for Mutual Funds St. Petersburg, FL	16,102	9.99%

	Charlie Prisendorf FBO Ever Ready Oil Co Inc. 401k Profit Sharing Plan & Trust Hackensack, NJ	11,645	7.22%

Janus Growth and Income
Fund – Class I Shares	T. Rowe Price Retirement Plan Services Inc. FBO Retirement Plan Clients Owings Mills, MD	699,628	30.86%

	Janus Growth Allocation Fund Growth & Income Omnibus Account Denver, CO	375,389	16.56%

	Janus Moderate Allocation Fund Growth & Income Omnibus Account Denver, CO	359,372	15.85%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients/PruChoice Newark, NJ	292,836	12.92%

	Janus Conservative Allocation Fund Growth & Income Omnibus Account Denver, CO	217,901	9.61%

	Merrill Lynch, Pierce, Fenner & Smith Inc. For the Sole Benefit of Customers Jacksonville, FL	162,584	7.17%

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Name of Fund	Name and Address of	Number of	Percent of
and Class	Beneficial Owner	Shares	Fund

Janus Growth and Income
Fund – Class R Shares	American United Life Insurance Co AUL American Unit Trust Indianapolis, IN	22,660	32.23%

	GPC Securities Inc. Agent For Reliance Trust Company FBO Rasmussen College 401k Plan Atlanta, GA	15,865	22.56%

	Fifth Third Bank Trustee FBO Rollover Shareholder Svcs LLC A/C # 47-5-9360991 Cincinnati, OH	7,616	10.83%

	Frontier Trust Company FBO Human Management Services Inc. 401 207210 Fargo, ND	5,525	7.86%

Janus Growth and Income
Fund – Class S Shares	Saxon & Co FBO 91 Vested Interest Omnibus Asset A/C #20-01-302-9912426 Philadelphia, PA	525,540	25.80%

	Nationwide Trust Co Trust FSB Columbus, OH	372,255	18.27%

	Charles Schwab & Co Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	243,066	11.93%

Janus Growth and Income
Fund – Class T Shares	Charles Schwab & Co Inc. Exclusive Benefit of Our Customers Reinvest Account San Francisco, CA	28,085,183	50.61%

	National Financial Services Co For the Exclusive Benefit of Our Customers New York, NY	9,806,057	17.67%

Trustees and Officers

The following individuals comprise the Board of Trustees of the Trust: Jerome S. Contro, William F. McCalpin, John W. McCarter, Jr., John P. McGonigle, Dennis B. Mullen, James T. Rothe, William D. Stewart, Martin H. Waldinger, and Linda S. Wolf. Each Trustee is independent of Janus Capital, Janus Distributors, and the Trust. The officers of the Trust are disclosed in the Funds’ combined SAI that is incorporated herein by reference and has been filed with the SEC.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds’ annual financial statements and compiles their tax returns.

Legal Matters

Information regarding material pending legal proceedings involving Janus Capital and/or the Funds is attached as Appendix D to this Prospectus/Information Statement.

Statements, Reports and Prospectuses

To avoid sending duplicate copies of materials to certain households, the Funds may mail only one copy of each report or this Prospectus/Information Statement to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings benefits the Funds through reduced mailing expenses. With respect to Class D Shares, if a shareholder wants to receive multiple copies of these materials or to receive only one copy in the future, the shareholder should contact the Funds’ transfer agent, Janus Services, at 1-800-525-3713, or notify the Funds’ transfer agent in writing at P.O. Box 173375, Denver, Colorado 80207-3375.

Information Available Through the SEC

Janus Research Core Fund and Janus Growth and Income Fund are each subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. In accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, information statements, registration statements, and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at: 100 F Street, NE, Washington, DC 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You can get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

By order of the Board of Trustees,

Robin C. Beery
Chief Executive Officer and President of
Janus Investment Fund

54

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[DRAFT]

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [          ] day of [          ], 2010, by and between Janus Investment Fund, a Massachusetts business trust (the “Trust”), on behalf of Janus Research Core Fund, a series of the Trust (the “Predecessor Fund”), and Janus Growth and Income Fund, a series of the Trust (the “Successor Fund”).

All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for Class A, Class C, Class D, Class I, Class R, Class S and Class T voting shares of beneficial interest in the Successor Fund (the “Successor Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of each of the Predecessor Fund and the Successor Fund that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the Commonwealth of Massachusetts, and that the interests of existing shareholders will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	PLAN OF REORGANIZATION

1.1  Subject to the terms and conditions herein set forth, the Trust shall (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund, (ii) the Trust shall cause the Successor Fund to deliver to the Trust full and fractional Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares having an aggregate net asset value equal to the value of the aggregate net assets of the same class of shares of the Predecessor Fund as of the close of regular session trading on the New York Stock Exchange on the Closing Date, as set

forth in paragraph 2.1 (the “Closing Date”) and (iii) the Trust shall cause the Successor Fund to assume all liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”).

1.2  The assets of the Predecessor Fund to be acquired by the Successor Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the Closing Date. The Successor Fund will assume all of the liabilities, expenses, costs, charges and reserves of the Predecessor Fund of any kind, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.3  The Predecessor Fund will distribute pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders and representing the respective pro rata number of the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares due to such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares in connection with such exchange. Ownership of Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares will be shown on the books of the Trust’s transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund.

2.	CLOSING AND CLOSING DATE

2.1  The Closing Date shall be [January 28, 2011], or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC (“JCM”), 151 Detroit Street, Denver, Colorado 80206-4805, or at such other time and/or place as the parties may agree.

2.2  The Trust shall cause Janus Services LLC (the “Transfer Agent”), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares to be

credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.	REPRESENTATIONS AND WARRANTIES

3.1  The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

(i) the Trust is duly organized and existing under its Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

(iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Declaration of Trust or the Amended and Restated Bylaws of the Trust (“Bylaws”), as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) the unaudited statement of assets and liabilities of the Predecessor Fund as of the Closing Date, determined in accordance with generally accepted accounting principles consistently applied from the prior audited period, accurately reflects all liabilities of the Predecessor Fund as of the Closing Date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Predecessor Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and

(ix) For each taxable year of its operation (including the taxable year which ends on the Closing Date), the Predecessor Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

3.2  The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

(i) the Trust is duly organized and existing under its Declaration of Trust and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

(iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or the Bylaws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) the net asset value per share of a Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Share as of the close of regular session trading on the New York Stock Exchange on the Closing Date reflects all liabilities of the Successor Fund as of that time and date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Successor Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and

(ix) For each taxable year of its operation (including the taxable year which includes the Closing Date), the Successor Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date.

4.	CONDITIONS PRECEDENT

4.1  The obligations of the Trust on behalf of the Predecessor Fund and the Trust on behalf of the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions with respect to such Reorganization:

(i) The Trust shall have filed with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Securities Act”) and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust and/or JCM to be necessary and appropriate to effect the registration of the Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares (the “Registration Statement”), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

(ii) The applicable Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

(iii) All representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

(iv) All representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

(v) The Trust shall have received the opinion of Dechert LLP substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph;

(vi) Unless otherwise determined by the officers of the Predecessor Fund, the Predecessor Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. New York Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

5.	EXPENSES

All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by JCM.

6.	ENTIRE AGREEMENT

The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.	TERMINATION

This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board of Trustees of the Trust, make proceeding with the Agreement inadvisable.

8.	AMENDMENTS

This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

10.1  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.2  This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

10.3  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

10.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.5  It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust. The Trust is a series company with multiple series and has entered into this Agreement on behalf of each of the Predecessor Fund and the Successor Fund.

10.6  The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST	JANUS INVESTMENT FUND
For and on behalf of the Predecessor Fund

Name:	By:

Name:
Title:

ATTEST	JANUS INVESTMENT FUND
For and on behalf of the Successor Fund

Name:	By:

Name:
Title:

APPENDIX B

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus/Information Statement.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a fund must pay if these investments are profitable, the fund may make various elections permitted by the tax laws. These elections could require that a fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a fund’s total assets in an industry or group of industries.

Leverage is when a fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in a fund’s NAV even greater and thus result in increased volatility of returns. A fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a fund owns, or the fund has the right to obtain the amount of the security sold short at a specified date in the future. A fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the fund loses the opportunity to participate in the gain. For short sales, the fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a fund will realize a short-term capital gain. Although a fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

APPENDIX C

ADDITIONAL INFORMATION ABOUT JANUS GROWTH
AND INCOME FUND

The Fund offers multiple classes of shares in order to meet the needs of various types of investors.

Class A Shares and Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares offer the ability for payment of up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, the shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class D Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. The shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms. The shares offer the ability for payment of up to 0.50% of net assets to financial intermediaries for the provision of distribution services and, to a certain extent, shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the plan or plan participants.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the shares on their supermarket platforms. The shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, the shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the shares on their supermarket platforms. The shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

The shares are not offered directly to individual investors with the exception of Class D Shares, and in certain circumstances, Class I Shares. Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For instructions on how to purchase, exchange, or redeem shares, contact your financial intermediary or refer to your plan documents. For Class D Shares, contact a Janus representative at 1-800-525-3713, or for Class I Shares held directly with Janus, please contact a Janus representative at 1-800-333-1181.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

PRICING OF FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s shares.

The price you pay for purchases of shares is the public offering price, which is the NAV next determined after your request is received in good order by the Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell shares is also the NAV, although for Class A Shares and Class C Shares, a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares. In order to receive a day’s price, your order must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. For more information about these classes of shares and whether or not you are eligible to purchase these shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

•	how much you plan to invest;

•	how long you expect to own the shares;

•	the expenses paid by each class; and

•	for Class A Shares and Class C Shares, whether you qualify for any reduction or waiver of any sales charges.

You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to each class of shares:

Class A Shares
Initial sales charge on purchases	Up to 5.75%(1)
• reduction of initial sales charge for purchases of $50,000 or more
• initial sales charge waived for purchases of $1 million or more

Deferred sales charge (CDSC)	None except on certain redemptions of shares purchased without an initial sales charge(1)

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.25% annual distribution/service fee

Class C Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	1.00% on shares redeemed within 12 months of purchase(1)

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment	$2,500

Maximum purchase	$500,000

Minimum aggregate account balance	None

12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee)

Class D Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.12%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

Class I Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries

Minimum initial investment

• institutional investors (investing directly with Janus)	$1,000,000
• through an intermediary institution	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

Class R Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500 (None for defined contribution plans)

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.50% annual distribution/service fee

Class S Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.25% annual distribution/service fee

Class T Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

(1)	May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND ADMINISTRATIVE FEES

Distribution and Shareholder Servicing Plans

Under separate distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares, Class S Shares, and Class R Shares (each a “Plan”) and Class C Shares (the “Class C Plan”), the Fund may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets of each, up to the following annual rates:

Class	12b-1 Fee for the Fund
Class A Shares	0.25%

Class C Shares	1.00%	(1)

Class R Shares	0.50%

Class S Shares	0.25%

(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under each Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

Class A Shares, Class C Shares, and Class I Shares

Certain, but not all, intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. These administrative fees are paid by the shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Fund converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the shares may increase.

Class R Shares, Class S Shares, and Class T Shares

Janus Services, the Trust’s transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares, Class S Shares, and Class T Shares of the Fund for providing, or arranging for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use all or a significant portion of this fee to compensate intermediaries and retirement plan service providers for providing these services to their customers who invest in the Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

Class D Shares

The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by the shares of the Fund for shareholder services provided by Janus Services.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

Class A Shares and Class C Shares

From its own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A and Class C Shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Fund’s combined SAI, which is incorporated by reference herein.

In addition, from their own assets, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries’ fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from the Fund’s assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments.

Class I Shares, Class R Shares, Class S Shares, and Class T Shares

Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services (with the exception of Class I Shares, Class R Shares, and Class S Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

All Share Classes

Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Fund. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

PURCHASES

With the exception of Class D Shares and Class I Shares, purchases of shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly with the Fund in certain circumstances as described in the “Minimum Investment Requirements” section. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus, or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund’s behalf. As discussed under “Payments to financial intermediaries by Janus Capital or its affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You should consider such arrangements when evaluating any recommendation of the Fund.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares. Eligible investors can purchase Class D Shares directly through Janus by the following methods:

•	By calling Janus XpressLinetm at 1-888-979-7737, a 24-hour automated phone system;
•	By contacting a Janus representative at 1-800-525-3713 (TDD for the speech and hearing impaired, 1-800-525-0056);
•	By regular mail, Janus, P.O. Box 173375, Denver, Colorado 80217-3375;
•	By overnight mail, Janus, 720 S. Colorado Blvd., Suite 290A Denver, Colorado 80246-1929; or
•	Through janus.com.

The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

With respect to Class D Shares, the Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

Minimum Investment Requirements

Class A Shares, Class C Shares, Class S Shares, and Class T Shares

The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Class D Shares

The minimum investment is $2,500 per Fund account for non-retirement accounts. For certain tax-deferred accounts or UGMA/UTMA accounts, the minimum investment is $1,000 without an automatic investment program, or $500 with an automatic investment program of $100 per month.

Class I Shares

The minimum investment is $1 million for institutional investors investing directly with Janus. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Class R Shares

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares

The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative for Class D Shares, or if you hold Class I Shares directly with the Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Initial Sales Charge

Class A Shares

An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares	Class A Shares
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Purchase at Offering Price	Offering Price(1)	Net Amount Invested
Under $50,000	5.75%	6.10%

$50,000 but under $100,000	4.50%	4.71%

$100,000 but under $250,000	3.50%	3.63%

$250,000 but under $500,000	2.50%	2.56%

$500,000 but under $1,000,000	2.00%	2.04%

$1,000,000 and above	None (2)	None

(1)	Offering Price includes the initial sales charge.
(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

•	1.00% on amounts from $1,000,000 to $4,000,000;
•	plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
•	plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge

You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

Right of Accumulation.  You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent.  You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts.  To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund’s shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares

Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

EXCHANGES

Contact your financial intermediary, a Janus representative for Class D Shares or if you hold Class I Shares directly with the Fund, or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange shares of the Fund for shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. The Fund’s fees and expenses differ between share classes. Please consider these differences prior to investing in another share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.
•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. The Fund will work with intermediaries to apply the Fund’s exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”
•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

Waiver of Sales Charges

Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund’s Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct institutional investors holding Class I Shares. Please contact your financial intermediary, a Janus representative for Class D Shares or if you hold Class I Shares directly with the Fund, or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Shares of the Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares, will normally be sent the business day following receipt of the redemption order.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Large Shareholder Redemptions

Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind

Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan

Class A Shares and Class C Shares

You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares

You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative for Class D Shares or if you hold Class I Shares directly with the Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Contingent Deferred Sales Charge

Class A Shares and Class C Shares

A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;
•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;
•	Retirement plan shareholders taking required minimum distributions;
•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;
•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or
•	If the Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege

After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds into Class A Shares of the same or another fund within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring;
•	fair valuation of securities as described under “Pricing of Fund Shares;” and
•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks

Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of the Fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares).

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most Janus funds disclose their top ten portfolio holdings. However, certain Janus funds disclose only their top five portfolio holdings.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s combined SAI, which is incorporated herein.

SHAREHOLDER COMMUNICATIONS

Your financial intermediary or plan sponsor (or Janus for Class D Shares or if you hold Class I Shares directly with the Fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus for Class D Shares or if you hold Class I Shares directly with the Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus for Class D Shares or if you hold Class I Shares directly with the Fund) to obtain these reports. The Fund’s fiscal year ends September 30.

DISTRIBUTIONS

To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule

Dividends from net investment income for Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect the Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund’s daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional shares of the Fund without any sales charge. To receive distributions in cash, contact your financial intermediary, or a Janus representative for Class D Shares or if you hold Class I Shares directly with Janus. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions.

Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before February 15th of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

The Fund will generally withhold 30% (or lower applicable treaty rate) on distributions made to shareholders that are not citizens or residents of the United States.

Taxation of the Fund

Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information for the fiscal periods shown has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. The Fund has changed its fiscal year end to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the shares of the Fund (assuming reinvestment of all dividends and distributions).

Class D Shares of the Fund commenced operations on February 16, 2010, after the restructuring of the Fund’s Class J Shares, the predecessor share class. The financial highlights shown for periods prior to February 16, 2010 reflect financial results for the Class J Shares of the Fund. If Class D Shares had been available, the financial results shown may have been different.

Effective February 16, 2010, Class J Shares were renamed Class T Shares and the eligibility requirements changed so that only clients investing through a third-party intermediary may purchase Class T Shares.

Janus Growth and Income Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.03
Net gain/(loss) on investments (both realized and unrealized)	3.23
Total from investment operations	3.26

Less distributions:
Dividends from net investment income	(0.03)
Distributions from capital gains	—
Total distributions	(0.03)

Net asset value, end of period	$26.47

Total return(2)	14.02%

Net assets, end of period (in thousands)	$19,157
Average net assets for the period (in thousands)	$19,612
Ratio of gross expenses to average net assets(3)(4)	0.99%
Ratio of net expenses to average net assets(3)	0.98%
Ratio of net investment income/(loss) to average net assets(3)	0.31%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.16% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Janus Growth and Income Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	(0.03)
Net gain/(loss) on investments (both realized and unrealized)	3.21
Total from investment operations	3.18

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—
Total distributions	—

Net asset value, end of period	$26.42

Total return(2)	13.68%

Net assets, end of period (in thousands)	$4,760
Average net assets for the period (in thousands)	$4,673
Ratio of gross expenses to average net assets(3)(4)	1.74%
Ratio of net expenses to average net assets(3)	1.73%
Ratio of net investment income/(loss) to average net assets(3)	(0.43)%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.08% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Janus Growth and Income Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$21.90	$44.20	$37.36	$33.97	$29.29

Income from investment operations:
Net investment income/(loss)	0.28	0.38	0.63	0.61	0.24
Net gain/(loss) on investments (both realized and unrealized)	4.56	(17.92)	6.86	3.30	4.66
Total from investment operations	4.84	(17.54)	7.49	3.91	4.90

Less distributions:
Dividends from net investment income	(0.27)	(0.49)	(0.65)	(0.52)	(0.22)
Distributions from capital gains	—	(4.27)	—	—	—
Total distributions	(0.27)	(4.76)	(0.65)	(0.52)	(0.22)

Net asset value, end of period	$26.47	$21.90	$44.20	$37.36	$33.97

Total return	22.32%	(43.79)%	20.22%	11.56%	16.79%

Net assets, end of period (in millions)	$3,623	$3,346	$7,108	$6,781	$5,735
Average net assets for the period (in millions)	$3,232	$5,464	$6,738	$6,677	$5,455
Ratio of gross expenses to average net assets(1)	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of net expenses to average net assets	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of net investment income/(loss) to average net assets	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio turnover rate	40%	76%	54%	50%	38%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class. The Fund has changed its fiscal year end to September 30.

(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Janus Growth and Income Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.04
Net gain/(loss) on investments (both realized and unrealized)	3.24
Total from investment operations	3.28

Less distributions:
Dividends from net investment income	(0.04)
Distributions from capital gains	—
Total distributions	(0.04)

Net asset value, end of period	$26.48

Total return(2)	14.12%

Net assets, end of period (in thousands)	$6,761
Average net assets for the period (in thousands)	$2,059
Ratio of gross expenses to average net assets(3)(4)	0.72%
Ratio of net expenses to average net assets(3)	0.67%
Ratio of net investment income/(loss) to average net assets(3)	0.42%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 0.73% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Janus Growth and Income Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on investments (both realized and unrealized)	3.23
Total from investment operations	3.22

Less distributions:
Dividends from net investment income	(0.01)
Distributions from capital gains	—
Total distributions	(0.01)

Net asset value, end of period	$26.45

Total return(2)	13.83%

Net assets, end of period (in thousands)	$1,789
Average net assets for the period (in thousands)	$1,853
Ratio of gross expenses to average net assets(3)	1.45%
Ratio of net expenses to average net assets(3)	1.44%
Ratio of net investment income/(loss) to average net assets(3)	(0.14)%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Janus Growth and Income Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	3.23
Total from investment operations	3.24

Less distributions:
Dividends from net investment income	(0.02)
Distributions from capital gains	—
Total distributions	(0.02)

Net asset value, end of period	$26.46

Total return(2)	13.94%

Net assets, end of period (in thousands)	$66,211
Average net assets for the period (in thousands)	$66,895
Ratio of gross expenses to average net assets(3)	1.20%
Ratio of net expenses to average net assets(3)	1.19%
Ratio of net investment income/(loss) to average net assets(3)	0.10%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Janus Growth and Income Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$21.90	$44.20	$37.36	$33.97	$29.29

Income from investment operations:
Net investment income/(loss)	0.28	0.38	0.63	0.61	0.24
Net gain/(loss) on investments (both realized and unrealized)	4.56	(17.92)	6.86	3.30	4.66
Total from investment operations	4.84	(17.54)	7.49	3.91	4.90

Less distributions:
Dividends from net investment income	(0.27)	(0.49)	(0.65)	(0.52)	(0.22)
Distributions from capital gains	—	(4.27)	—	—	—
Total distributions	(0.27)	(4.76)	(0.65)	(0.52)	(0.22)

Net asset value, end of period	$26.47	$21.90	$44.20	$37.36	$33.97

Total return	22.32%	(43.79)%	20.22%	11.56%	16.79%

Net assets, end of period (in millions)	$3,623	$3,346	$7,108	$6,781	$5,735
Average net assets for the period (in millions)	$3,232	$5,464	$6,738	$6,677	$5,455
Ratio of gross expenses to average net assets(1)	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of net expenses to average net assets	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of net investment income/(loss) to average net assets	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio turnover rate	40%	76%	54%	50%	38%

*	Formerly named Class J Shares. The Fund has changed its fiscal year end to September 30.

(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

APPENDIX D

LEGAL MATTERS

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought in several state and federal jurisdictions against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group, Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the trial court for further proceedings. In June 2010, the United States Supreme Court agreed to review the Fourth Circuit’s decision. As a result of these developments at the Supreme Court, the trial court has stayed all further proceedings until the Supreme Court rules on the matter. In the Steinberg case (action (ii) above), the trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the Fourth Circuit.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

D-1

JANUS INVESTMENT FUND
STATEMENT OF ADDITIONAL INFORMATION
November 15, 2010
Relating to the acquisition of the assets of
JANUS RESEARCH CORE FUND
by and in exchange for shares of beneficial interest of
JANUS GROWTH AND INCOME FUND
each, a series of Janus Investment Fund
151 Detroit Street
Denver, Colorado 80206-4805
1-800-525-3713 (if you hold Class D Shares)
1-800-525-0200 (if you hold shares through an intermediary)
     This Statement of Additional Information (the “SAI”) expands upon and supplements the information contained in the combined information statement and prospectus (the “Prospectus/Information Statement”) dated November 15, 2010. The Prospectus/Information Statement is being furnished to shareholders of Janus Research Core Fund, a series of Janus Investment Fund, in connection with the reorganization of Janus Research Core Fund with and into Janus Growth and Income Fund, a series of Janus Investment Fund, pursuant to which all of the assets and liabilities of Janus Research Core Fund would be transferred to Janus Growth and Income Fund in exchange for shares of beneficial interest of Janus Growth and Income Fund (the “Reorganization”).
     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Information Statement. A copy of the Prospectus/Information Statement may be obtained without charge by contacting Janus Capital Management LLC (“Janus Capital”) at 151 Detroit Street, Denver, Colorado 80206 or by telephoning Janus toll-free at 1-800-525-3713 if you hold Class D Shares or 1-800-525-0200 if you hold shares through an intermediary.
     This SAI consists of: (i) this cover page and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:
1.	The SAI for each of Janus Research Core Fund and Janus Growth and Income Fund, dated February 16, 2010, as supplemented (File No: 002-34393).

2.	The Financial Statements of each of Janus Research Core Fund and Janus Growth and Income Fund are included in the annual report, dated October 31, 2009, as filed on December 29, 2009, and the semi-annual report, dated March 31, 2010, as filed on May 28, 2010 (File No: 811-01879).
     As described in the Prospectus/Information Statement, upon the closing of such Reorganization, each owner of Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of Janus Research Core Fund would become a shareholder of the corresponding class of shares of Janus Growth and Income Fund. Information about Janus Growth and Income Fund and its Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares provided in the Prospectus/Information Statement and other general information about Janus Growth and Income Fund in its SAI dated February 16, 2010, as filed with the SEC on February 16, 2010 (File No. 002-34393), is incorporated herein by reference.

1

PRO FORMA FINANCIAL STATEMENTS
     In connection with a proposed transaction whereby all of the assets and liabilities of Janus Research Core Fund will be transferred to Janus Growth and Income Fund (each, a “Fund” and collectively, the “Funds”), in exchange for shares of Janus Growth and Income Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of March 31, 2010. The first table presents Schedule of Investments for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

2

Janus Growth and Income Fund
Pro Forma Schedules of Investments (unaudited)
As of March 31, 2010

	Janus Growth and		Pro Forma			Pro Forma
	Income Fund	Janus Research	Janus Growth and	Janus Growth and	Janus Research	Janus Growth and
	Shares or	Core Fund	Income Fund	Income Fund	Core Fund	Income Fund
	Principal Amounts	Shares	Shares	Value	Value	Value
Common Stock — 94.6%

Advertising Sales — 0.2%
Lamar Advertising Co. — Class A*	—	286,350	286,350	$—	$9,836,123	$9,836,123
Aerospace and Defense — 2.4%
BAE Systems PLC**	—	564,260	564,260	—	3,178,869	3,178,869
Boeing Co.	840,965	—	840,965	61,062,469	—	61,062,469
Empresa Brasileira de Aeronautica S.A. (ADR)	1,933,720	—	1,933,720	46,331,931	—	46,331,931
				107,394,400	3,178,869	110,573,269
Aerospace and Defense — Equipment — 0.3%
United Technologies Corp.	—	188,251	188,251	—	13,857,156	13,857,156
Agricultural Chemicals — 2.6%
Monsanto Co.	438,670	—	438,670	31,329,811	—	31,329,811
Syngenta A.G. (ADR)**	1,573,690	—	1,573,690	87,355,532	—	87,355,532
				118,685,343	—	118,685,343
Airlines — 0.3%
Ryanair Holdings PLC (ADR)* , **	—	428,390	428,390	—	11,639,356	11,639,356
Applications Software — 0.4%
Microsoft Corp.	602,210	—	602,210	17,626,687	—	17,626,687
Apparel Manufacturers — 0.1%
Coach, Inc.	—	69,770	69,770	—	2,757,310	2,757,310
Athletic Footwear — 2.0%
NIKE, Inc. — Class B	1,062,930	195,338	1,258,268	78,125,355	14,357,343	92,482,698
Automotive — Cars and Light Trucks — 0.6%
Daimler A.G.*,**	617,600	—	617,600	29,033,376	—	29,033,376
Brewery — 2.4%
Anheuser-Busch InBev N.V.**	1,997,902	169,645	2,167,547	100,627,648	8,544,452	109,172,100
Anheuser-Busch InBev N.V. — VVPR Strip* , **	3,776,984	200,168	3,977,152	35,706	1,892	37,598
				100,663,354	8,546,344	109,209,698
Building — Residential and Commercial — 0.3%
NVR, Inc.*	—	18,512	18,512	—	13,448,968	13,448,968
Cable Television — 1.1%
British Sky Broadcasting Group PLC**	—	529,548	529,548	—	4,836,935	4,836,935
DIRECTV-CLASS A*	1,372,415	—	1,372,415	46,401,351	—	46,401,351
				46,401,351	4,836,935	51,238,286
Casino Hotels — 0.3%
Crown, Ltd.	1,604,594	—	1,604,594	12,041,374	—	12,041,374
Cellular Telecommunications — 0.6%
Vodafone Group PLC**	1,111,655	993,695	2,105,350	25,890,445	2,291,739	28,182,184
Commercial Banks — 2.5%
ICICI Bank, Ltd. (ADR)	864,600	138,510	1,003,110	36,918,420	5,914,377	42,832,797
Itau Unibanco Holding S.A. (ADR)	1,235,170	—	1,235,170	27,161,388	—	27,161,388
Standard Chartered PLC**	1,729,238	—	1,729,238	47,161,991	—	47,161,991
				111,241,799	5,914,377	117,156,176
Commercial Services — Finance — 1.4%
Paychex, Inc.	744,355	—	744,355	22,851,699	—	22,851,699
Western Union Co.	2,416,895	—	2,416,895	40,990,539	—	40,990,539
				63,842,238	—	63,842,238
Computers — 4.7%
Apple, Inc.*	265,938	56,641	322,579	62,476,814	13,306,670	75,783,484

3

	Janus Growth and		Pro Forma			Pro Forma
	Income Fund	Janus Research	Janus Growth and	Janus Growth and	Janus Research	Janus Growth and
	Shares or	Core Fund	Income Fund	Income Fund	Core Fund	Income Fund
	Principal Amounts	Shares	Shares	Value	Value	Value
International Business Machines Corp.	612,375	—	612,375	78,537,094	—	78,537,094
Research In Motion, Ltd. (U.S. Shares)*	836,075	—	836,075	61,827,746	—	61,827,746
				202,841,654	13,306,670	216,148,324
Consumer Products — Miscellaneous — 0.2%
Kimberly-Clark Corp.	—	164,896	164,896	—	10,368,660	10,368,660
Containers — Metal and Glass — 0.2%
Crown Holdings, Inc.*	—	314,676	314,676	—	8,483,665	8,483,665
Cosmetics and Toiletries — 1.7%
Colgate-Palmolive Co.	744,615	172,758	917,373	63,485,875	14,729,347	78,215,222
Distribution/Wholesale — 0.1%
Fastenal Co.	—	95,470	95,470	—	4,581,605	4,581,605
Diversified Banking Institutions — 8.0%
Bank of America Corp.	4,253,304	1,561,648	5,814,952	75,921,476	27,875,417	103,796,893
Credit Suisse Group A.G. (ADR) **	1,568,965	—	1,568,965	80,613,422	—	80,613,422
Goldman Sachs Group, Inc.	204,830	55,147	259,977	34,950,143	9,409,733	44,359,876
JPMorgan Chase & Co.	—	586,765	586,765	—	26,257,734	26,257,734
Morgan Stanley	3,465,480	382,617	3,848,097	101,503,908	11,206,852	112,710,760
				292,988,949	74,749,736	367,738,685
Diversified Operations — 2.1%
China Merchants Holdings International Co., Ltd.	5,870,000	—	5,870,000	21,623,132	—	21,623,132
Danaher Corp.	576,485	50,805	627,290	46,066,917	4,059,828	50,126,745
Illinois Tool Works, Inc.	—	325,786	325,786	—	15,429,225	15,429,225
Melco International Development, Ltd. *	19,329,275	—	19,329,275	8,663,817	—	8,663,817
				76,353,866	19,489,053	95,842,919
E-Commerce/Services — 1.2%
eBay, Inc.*	1,649,570	119,962	1,769,532	44,455,911	3,232,976	47,688,887
Liberty Media Corp. — Interactive — Class A*	476,635	—	476,635	7,297,282	—	7,297,282
				51,753,193	3,232,976	54,986,169
Electric — Generation — 0.1%
AES Corp.*	—	524,789	524,789	—	5,772,679	5,772,679
Electronic Components — Miscellaneous — 0.1%
Tyco Electronics, Ltd. (U.S. Shares)**	—	179,119	179,119	—	4,922,190	4,922,190
Electronic Components — Semiconductors — 0.7%
Broadcom Corp. — Class A	320,920	—	320,920	10,648,126	—	10,648,126
Microchip Technology, Inc.	723,875	—	723,875	20,384,320	—	20,384,320
				31,032,446	—	31,032,446

Electronic Connectors — 0.7%
Amphenol Corp. — Class A	723,345	—	723,345	30,517,926	—	30,517,926
Enterprise Software/Services — 2.3%
Oracle Corp.	3,603,855	523,084	4,126,939	92,583,035	13,438,028	106,021,063
Fiduciary Banks — 0.2%
Northern Trust Corp.	192,854	—	192,854	10,657,112	—	10,657,112
Finance — Investment Bankers/Brokers — 0.6%
Charles Schwab Corp.	1,384,082	—	1,384,082	25,868,493	—	25,868,493
Finance — Other Services — 0.7%
CME Group, Inc.	—	13,217	13,217	—	4,178,026	4,178,026
NYSE Euronext	1,001,789	—	1,001,789	29,662,972	—	29,662,972
				29,662,972	4,178,026	33,840,998
Food — Miscellaneous/Diversified — 2.3%
Nestle S.A.**	2,062,104	—	2,062,104	105,638,569	—	105,638,569
Food — Retail — 0.6%
Tesco PLC**	4,446,607	—	4,446,607	29,378,898	—	29,378,898

4

	Janus Growth and		Pro Forma			Pro Forma
	Income Fund	Janus Research	Janus Growth and	Janus Growth and	Janus Research	Janus Growth and
	Shares or	Core Fund	Income Fund	Income Fund	Core Fund	Income Fund
	Principal Amounts	Shares	Shares	Value	Value	Value
Independent Power Producer — 0.3%
NRG Energy, Inc.*	—	702,344	702,344	—	14,678,990	14,678,990
Industrial Gases — 0.8%
Praxair, Inc.	460,375	—	460,375	38,211,125	—	38,211,125
Internet Security — 0.1%
Symantec Corp.*	—	309,912	309,912	—	5,243,711	5,243,711
Life and Health Insurance — 0.3%
AFLAC, Inc.	—	199,540	199,540	—	10,833,027	10,833,027
Prudential PLC**	—	385,698	385,698	—	3,204,055	3,204,055
				—	14,037,082	14,037,082
Medical — Biomedical and Genetic — 2.4%
Celgene Corp.*	825,920	68,844	894,764	51,174,003	4,265,574	55,439,577
Genzyme Corp.*	—	72,253	72,253	—	3,744,873	3,744,873
Gilead Sciences, Inc.*	978,360	177,681	1,156,041	44,495,813	8,080,932	52,576,745
				95,669,816	16,091,379	111,761,195
Medical — Drugs — 5.1%
Abbott Laboratories	938,615	317,841	1,256,456	49,446,238	16,743,864	66,190,102
Bristol-Myers Squibb Co.	2,816,335	—	2,816,335	75,196,144	—	75,196,144
Merck & Co., Inc.	—	281,077	281,077	—	10,498,226	10,498,226
Roche Holding A.G. **	457,558	37,855	495,413	74,226,751	6,140,978	80,367,729
				198,869,133	33,383,068	232,252,201
Medical — HMO — 0.8%
UnitedHealth Group, Inc.	1,120,580	—	1,120,580	36,609,349	—	36,609,349
Medical Products
Baxter International, Inc. — 4.2%	1,061,195	226,875	1,288,070	61,761,549	13,204,125	74,965,674
Covidien PLC (U.S. Shares)**	795,590	360,122	1,155,712	40,002,265	18,106,934	58,109,199
Johnson & Johnson	927,795	—	927,795	60,492,234	—	60,492,234
				162,256,048	31,311,059	193,567,107
Metal Processors and Fabricators — 0.9%
Precision Castparts Corp.	321,095	—	321,095	40,685,947	—	40,685,947

Multimedia — 0.3%
News Corp. — Class A	—	73,333	73,333	—	1,056,729	1,056,729
News Corp. — Class B	—	642,095	642,095	—	10,922,035	10,922,035
				—	11,978,764	11,978,764

Multi-Line Insurance — 0.7%
ACE, Ltd. (U.S. Shares)**	617,595	—	617,595	32,300,219	—	32,300,219

Networking Products — 2.2%
Cisco Systems, Inc.*	3,259,160	681,867	3,941,027	84,835,935	17,748,998	102,584,933
Oil and Gas Drilling — 0.6%
Transocean, Ltd. (U.S. Shares)*,**	337,675	—	337,675	29,168,367	—	29,168,367
Oil Companies — Exploration and Production — 5.9%
Devon Energy Corp.	—	117,756	117,756	—	7,587,019	7,587,019
EnCana Corp. (U.S. Shares)	2,378,673	—	2,378,673	73,810,223	—	73,810,223
EOG Resources, Inc.	726,060	223,710	949,770	67,480,016	20,791,608	88,271,624
Occidental Petroleum Corp.	1,031,895	181,643	1,213,538	87,236,403	15,356,099	102,592,502
				228,526,642	43,734,726	272,261,368
Oil Companies — Integrated — 5.2%
Cenovus Energy, Inc.	2,378,673	—	2,378,673	62,345,019	—	62,345,019
Exxon Mobil Corp.	—	144,325	144,325	—	9,666,888	9,666,888
Hess Corp.	1,311,417	—	1,311,417	82,029,134	—	82,029,134
Petroleo Brasileiro S.A. (ADR)	—	227,771	227,771	—	10,133,532	10,133,532
Petroleo Brasileiro S.A. (U.S. Shares)	1,926,680	—	—	76,277,261	—	76,277,261
				220,651,414	19,800,420	240,451,834
Optical Supplies — 1.5%
Alcon, Inc. (U.S. Shares)**	426,265	—	426,265	68,867,373	—	68,867,373
Pipelines — 0.1%
Kinder Morgan Management LLC*	—	63,396	63,396	—	3,716,274	3,716,274

Power Converters and Power Supply Equipment — 0.3%

5

	Janus Growth and		Pro Forma			Pro Forma
	Income Fund	Janus Research	Janus Growth and	Janus Growth and	Janus Research	Janus Growth and
	Shares or	Core Fund	Income Fund	Income Fund	Core Fund	Income Fund
	Principal Amounts	Shares	Shares	Value	Value	Value
Suntech Power Holdings Co., Ltd. (ADR)*	1,046,480	—	1,046,480	14,671,650	—	14,671,650
Real Estate Operating/Development — 0.9%
CapitaLand, Ltd.	—	1,586,000	1,586,000	—	4,501,945	4,501,945
Hang Lung Properties, Ltd.	7,913,520	714,000	8,627,520	31,902,779	2,878,439	34,781,218
				31,902,779	7,380,384	39,283,163
Retail — Apparel and Shoe — 0.1%
Nordstrom, Inc.	—	94,563	94,563	—	3,862,899	3,862,899
Retail — Building Products — 1.4%
Home Depot, Inc.	1,923,856	89,995	2,013,851	62,236,742	2,911,338	65,148,080
Retail — Consumer Electronics — 0.1%
Best Buy Co., Inc.	—	88,994	88,994	—	3,785,805	3,785,805

Retail — Discount — 0.6%
Target Corp.	494,115	—	494,115	25,990,449	—	25,990,449

Retail — Drug Store — 0.8%
CVS Caremark Corp.	971,589	—	971,589	35,521,294	—	35,521,294
Retail — Jewelry — 0.9%
Tiffany & Co.	883,640	—	883,640	41,964,064	—	41,964,064

Retail — Regional Department Stores — 1.0%
Kohl’s Corp.*	741,105	58,965	800,070	40,597,732	3,230,103	43,827,835

Retail — Restaurants — 0.2%
McDonald’s Corp.	—	114,405	114,405	—	7,633,102	7,633,102
Semiconductor Components/Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.*	988,120	—	988,120	20,137,886	—	20,137,886
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	—	485,020	485,020	—	14,996,818	14,996,818
Soap and Cleaning Preparations — 1.9%
Reckitt Benckiser Group PLC**	1,194,940	375,030	1,569,970	65,578,739	20,581,782	86,160,521
Telecommunication Equipment — Fiber Optics — 1.6%
Corning, Inc.	3,217,039	341,928	3,558,967	65,016,358	6,910,365	71,926,723
Telecommunication Services — 0.1%
Amdocs, Ltd. (U.S. Shares)* , **	—	126,705	126,705	—	3,815,088	3,815,088
Television — 1.2%
CBS Corp. — Class B	3,950,768	—	3,950,768	55,073,706	—	55,073,706
Tobacco — 3.2%
Altria Group, Inc.	1,919,730	—	1,919,730	39,392,860	—	39,392,860
Philip Morris International, Inc.	1,925,275	105,915	2,031,190	100,422,344	5,524,526	105,946,870
				139,815,204	5,524,526	145,339,730
Toys — 0.7%
Mattel, Inc.	991,535	—	991,535	22,547,506	—	22,547,506
Nintendo Co., Ltd.**	—	30,000	30,000	—	10,046,004	10,046,004
				22,547,506	10,046,004	32,593,510
Transportation — Railroad — 1.0%
Union Pacific Corp.	642,590	—	642,590	47,101,847	—	47,101,847
Transportation — Services — 0.4%
United Parcel Service, Inc. — Class B	—	279,684	279,684	—	18,014,446	18,014,446
Web Portals/Internet Service Providers — 0.1%
Google, Inc. — Class A*	—	7,244	7,244	—	4,107,420	4,107,420
Yahoo!, Inc.*	—	169,190	169,190	—	2,796,711	2,796,711
				—	6,904,131	6,904,131

6

	Janus Growth and		Pro Forma			Pro Forma
	Income Fund	Janus Research	Janus Growth and	Janus Growth and	Janus Research	Janus Growth and
	Shares or	Core Fund	Income Fund	Income Fund	Core Fund	Income Fund
	Principal Amounts	Shares	Shares	Value	Value	Value
Wireless Equipment — 2.0%
Crown Castle International Corp.*	—	394,326	394,326	—	15,075,083	15,075,083
QUALCOMM, Inc.	1,479,325	357,586	1,836,911	62,116,857	15,015,036	77,131,893
				62,116,857	30,090,119	92,206,976
Total Common Stock (cost $3,063,271,471, cost $542,736,453; combined cost $3,606,007,924)				3,720,632,891	625,328,536	4,345,961,427

Corporate Bonds — 1.7%
Automotive — Cars and Light Trucks
Ford Motor Co., 4.2500%, 11/15/16	$14,823,000	$—	$14,823,000	22,178,914	—	22,178,914
Building — Residential and Commercial
Meritage Homes Corp., 6.2500%, 3/15/15	6,467,000	—	6,467,000	6,208,320	—	6,208,320
Power Converters and Power Supply Equipment
JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13	24,709,000	—	24,709,000	20,570,242	—	20,570,242
Suntech Power Holdings Co. Ltd., 3.0000%, 3/15/13 (144A)	24,090,000	—	24,090,000	20,536,725	—	20,536,725
				41,106,967	—	41,106,967

REIT — Warehouse/Industrial
ProLogis, 3.2500%, 3/15/15	9,896,000	—	9,896,000	9,945,480	—	9,945,480
Total Corporate Bonds (cost $77,650,779, cost $0, combined cost $77,650,779)				79,439,681	—	79,439,681

Preferred Stock — 0.8%
Metal — Copper

Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500% (cost $30,729,617, cost $0, combined cost $30,729,617)	302,660	—	302,660	35,099,480	—	35,099,480

U.S. Treasury Notes/Bonds — 1.9%
U.S. Treasury Notes/Bonds:
2.7500%, 7/31/10	$19,091,000	$—	$19,091,000	19,253,579	—	19,253,579
1.5000%, 10/31/10	26,056,000	—	26,056,000	26,237,167	—	26,237,167
4.8750%, 7/31/11	19,091,000	—	19,091,000	20,171,589	—	20,171,589
3.3750%, 7/31/13	19,091,000	—	19,091,000	20,090,299	—	20,090,299
Total U.S. Treasury Notes/Bonds (cost $84,152,478, cost $0, combined cost $84,152,478)				85,752,634	—	85,752,634

Money Market — 1.4%
Janus Cash Liquidity Fund LLC, 0% (cost $65,811,736, cost $1,111,000, combined cost $66,922,736)	65,811,736	1,111,000	66,922,736	65,811,736	1,111,000	66,922,736

Total Investments (total cost $3,321,616,081, total cost $543,847,453, combined total cost $3,865,463,534) — 100.4%				3,986,736,422	626,439,536	4,613,175,958
Liabilities, net of Cash, Receivables and Other Assets — (0.4)%				(20,296,838)	1,452,808	(18,844,030)

Net Assets				$3,966,439,584	$627,892,344	$4,594,331,928

7

Notes to Schedule of Investments (unaudited)

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund	Aggregate Value

Janus Growth and Income Fund	$815,879,300
Janus Research Core Fund	97,310,275
Pro Forma Janus Growth and Income Fund	913,189,575

The following is a summary of the inputs that were used to value the Funds’ investments in securities and other financial instruments as of March 31, 2010.

	Level 1 — Quoted	Level 2 — Other Significant	Level 3 — Significant
	Prices	Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Janus Growth and Income Fund
Common Stock
Aerospace and Defense	$61,062,469	$46,331,931	$—
Agricultural Chemicals	31,329,811	87,355,532	—
Cellular Telecommunications	—	25,890,445	—
Commercial Banks	47,161,991	64,079,808	—
Diversified Banking Institutions	212,375,527	80,613,422	—
Oil Companies — Integrated	144,374,153	76,277,261	—
Power Converters and Power Supply Equipment	—	14,671,650	—
All Other	2,829,108,891	—	—
Corporate Bonds	—	79,439,681	—
Preferred Stock	—	35,099,480	—
U.S. Treasury Notes/Bonds	—	85,752,634	—
Money Market	—	65,811,736	—
Total Investments in Securities	$3,325,412,842	$661,323,580	$—

Janus Research Core Fund
Common Stock
Airlines	$—	$11,639,356	$—
Commercial Banks	—	5,914,377	—
Oil Companies — Integrated	9,666,888	10,133,532	—
All Other	587,974,383	—	—
Money Market	—	1,111,000	—
Total Investments in Securities	$597,641,271	$28,798,265	$—

Other Financial Instruments(b)
Janus Growth and Income Fund	$—	$488,289	$—
Janus Research Core Fund	—	721,412	—

(a)	Includes fair value factors

(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

8

Summary of Investments by Country — (Long Positions)

				Pro Forma
			Pro Forma	Janus Growth and
	Janus Growth and	Janus Research	Janus Growth and	Income Fund
	Income Fund	Core Fund	Income Fund	% of Investment
Country	Value	Value	Value	Securities

Australia	$12,041,374	$—	$12,041,374	0.3%
Belgium	100,663,354	8,546,344	109,209,698	2.4%
Bermuda	20,137,886	—	20,137,886	0.4%
Brazil	149,770,581	10,133,532	159,904,113	3.5%
Canada	197,982,989	—	197,982,989	4.3%
Cayman Islands	55,778,617	—	55,778,617	1.2%
Germany	29,033,376	—	29,033,376	0.6%
Guernsey	—	3,815,088	3,815,088	0.1%
Hong Kong	62,189,728	2,878,439	65,068,167	1.4%
India	36,918,420	5,914,377	42,832,797	0.9%
Ireland	40,002,265	29,746,290	69,748,555	1.5%
Japan	—	10,046,004	10,046,004	0.2%
Singapore	—	4,501,945	4,501,945	0.1%
Switzerland	478,170,232	11,063,168	489,233,400	10.6%
United Kingdom	168,010,073	34,093,381	202,103,454	4.4%
United States††	2,636,037,527	505,700,968	3,141,738,495	68.1%

Total	$3,986,736,422	$626,439,536	$4,613,175,958	100.0%

††	Includes Cash Equivalents (66.6% excluding Cash Equivalents)
Forward Currency Contracts, Open

			Pro Forma
	Janus Growth and	Janus Research	Janus Growth and
Currency Sold and	Income Fund	Core Fund	Income Fund
Settlement Date	Currency Units Sold	Currency Units Sold	Currency Units Sold

British Pound 4/8/10	10,500,000	527,000	11,027,000
British Pound 4/22/10	20,029,000	8,600,000	28,629,000
British Pound 5/6/10	23,530,000	2,435,000	25,965,000
Euro 4/8/10	7,120,000	2,000,000	9,120,000
Euro 4/22/10	12,505,000	978,000	13,483,000
Euro 5/6/10	7,355,000	4,240,000	11,595,000
Japanese Yen 4/8/10	—	49,000,000	49,000,000
Japanese Yen 4/22/10	—	217,000,000	217,000,000
Japanese Yen 5/6/10	—	190,000,000	190,000,000
Swiss Franc 4/22/10	38,910,000	—	38,910,000
Swiss Franc 5/6/10	52,740,000	3,380,000	56,120,000

			Pro Forma
	Janus Growth and	Janus Research	Janus Growth and
Currency Sold and	Income Fund	Core Fund	Income Fund
Settlement Date	Currency Value U.S. $	Currency Value U.S. $	Currency Value U.S. $

British Pound 4/8/10	$15,931,298	$799,599	$16,730,897
British Pound 4/22/10	30,386,104	13,047,106	43,433,210
British Pound 5/6/10	35,694,105	3,693,801	39,387,906
Euro 4/8/10	9,615,536	2,700,993	12,316,529
Euro 4/22/10	16,888,227	1,320,807	18,209,034
Euro 5/6/10	9,933,174	5,726,262	15,659,436
Japanese Yen 4/8/10	—	524,244	524,244
Japanese Yen 4/22/10	—	2,321,884	2,321,884
Japanese Yen 5/6/10	—	2,033,169	2,033,169
Swiss Franc 4/22/10	36,919,078	—	36,919,078
Swiss Franc 5/6/10	50,048,041	3,207,478	53,255,519

Total	$205,415,563	$35,375,343	$240,790,906

			Pro Forma
	Janus Growth and	Janus Research	Janus Growth and
Currency Sold and	Income Fund	Core Fund	Income Fund
Settlement Date	Unrealized Gain/(Loss)	Unrealized Gain/(Loss)	Unrealized Gain/(Loss)

British Pound 4/8/10	$(116,198)	$24,799	$(91,399)
British Pound 4/22/10	1,139,943	489,466	1,629,409
British Pound 5/6/10	(339,809)	(35,165)	(374,974)
Euro 4/8/10	281,264	25,367	306,631
Euro 4/22/10	244,624	19,132	263,756
Euro 5/6/10	142,882	82,368	225,250
Japanese Yen 4/8/10	—	9,752	9,752
Japanese Yen 4/22/10	—	61,788	61,788
Japanese Yen 5/6/10	—	62,042	62,042

9

			Pro Forma
	Janus Growth and	Janus Research	Janus Growth and
Currency Sold and	Income Fund	Core Fund	Income Fund
Settlement Date	Unrealized Gain/(Loss)	Unrealized Gain/(Loss)	Unrealized Gain/(Loss)

Swiss Franc 4/22/10	(581,421)	—	(581,421)
Swiss Franc 5/6/10	(282,996)	(18,137)	(301,133)

Total	$488,289	$721,412	$1,209,701
Statements of Assets and Liabilities
As of March 31, 2010 (unaudited)
(all numbers in thousands except net asset value per share)

					Pro Forma
					Combined Janus
	Janus Growth and	Janus Research	Pro Forma		Growth and Income
	Income Fund	Core Fund	Adjustments		Fund

Assets:
Investments at cost	$3,321,616	$543,847	$—		$3,865,463
Unaffiliated investments at value	3,920,924	625,329	—		4,546,253
Affiliated money market investments	65,812	1,111	—		66,923
Cash	121	—	(121	)(1)	—
Receivables:					—
Investments sold	—	563	—		563
Fund shares sold	1,110	111	—		1,221
Dividends	9,754	1,394	—		11,148
Interest	1,244	—	—		1,244
Non-interested Trustees’ deferred compensation	97	15	—		112
Other assets	44	3	—		47
Forward Currency Contracts	1,809	774	(25	)(1)	2,558
Total Assets	4,000,915	629,300	(146)		4,630,069
Liabilities:
Payables:
Due to Custodian	—	147	(121	)(1)	26
Investments purchased	26,610	—	—		26,610
Fund shares repurchased	3,220	391	—		3,611
Dividends and distributions	144	1	—		145
Advisory fees	2,075	304	—		2,379
Administrative fees — D Shares	193	32	—		225
Administrative fees — R Shares	1	—	—		1
Administrative fees — S Shares	14	5	—		19
Administrative fees — T Shares	401	56	—		457
Distribution fees and shareholder servicing fees — A Shares	4	1	—		5
Distribution fees and shareholder servicing fees — C Shares	5	7	—		12
Distribution fees and shareholder servicing fees — R Shares	1	1	—		2
Distribution fees and shareholder servicing fees — S Shares	14	5	—		19
Networking fees — A Shares	10	5	—		15
Networking fees — C Shares	3	14	—		17
Networking fees — I Shares	—	—	—		—
Non-interested Trustees’ fees and expenses	25	3	—		28
Non-interested Trustees’ deferred compensation fees	97	15	—		112
Accrued expenses and other payables	337	368	—		705
Forward Currency Contracts	1,321	53	(25	)(1)	1,349
Total Liabilities	34,475	1,408	(146)		35,737
Net Assets	3,966,440	627,892	—		4,594,332
Net Assets Consist of:
Capital (par value and paid-in surplus)	4,321,462	711,343	—		5,032,805
Undistributed net investment income/(loss)	2,138	1,167	—		3,305
Undistributed net realized gain/(loss) from investments and foreign currency transactions	(1,022,813)	(167,935)	—		(1,190,748)
Unrealized appreciation/(depreciation) of investments and foreign currency translations and non-interested Trustees’ deferred compensation	665,653	83,317	—		748,970
Total Net Assets	3,966,440	627,892	—		4,594,332
Net Assets — A Shares	$18,902	$5,472	—		24,374
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	641	273	(88)		826
Net Asset Value Per Share(2)(3)	$29.51	$20.04	$9.47		$29.51
Maximum Offering Price Per Share(4)	$31.31	$21.26	$—		$21.26
Net Assets — C Shares	$5,398	$8,654	—		$14,052
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	183	434	(140)		477
Net Asset Value Per Share (2)	$29.44	$19.96	$9.48		$29.44

10

				Pro Forma
				Combined Janus
	Janus Growth and	Janus Research	Pro Forma	Growth and Income
	Income Fund	Core Fund	Adjustments	Fund

Net Assets — D Shares	$1,911,305	$320,269	—	$2,231,574
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,787	16,014	(5,157)	75,644
Net Asset Value Per Share (2)	$29.50	$20.00	$9.50	$29.50
Net Assets — I Shares	$59,282	$5,369	—	$64,651
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,010	268	(86)	2,192
Net Asset Value Per Share (2)	$29.49	$20.00	$9.49	$29.49
Net Assets — R Shares	$2,181	$1,402	—	$3,583
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	74	70	(22)	122
Net Asset Value Per Share (2)	$29.49	$19.99	$9.50	$29.49
Net Assets — S Shares	$67,867	$23,232	—	$91,099
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,300	1,161	(374)	3,087
Net Asset Value Per Share (2)	$29.51	$20.02	$9.49	$29.51
Net Assets — T Shares(1)	$1,901,505	$263,494	—	$2,164,999
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,458	13,178	(4,246)	73,390
Net Asset Value Per Share (2)	$29.50	$20.00	$9.50	$29.50

(1)	To reflect the change in presentation.

(2)	Janus Research Core Fund — Class A Shares will be exchanged for Janus Growth and Income Fund — Class A Shares.

Janus Research Core Fund — Class C Shares will be exchanged for Janus Growth and Income Fund — Class C Shares.

Janus Research Core Fund — Class D Shares will be exchanged for Janus Growth and Income Fund — Class D Shares.

Janus Research Core Fund — Class I Shares will be exchanged for Janus Growth and Income Fund — Class I Shares.

Janus Research Core Fund — Class R Shares will be exchanged for Janus Growth and Income Fund — Class R Shares.

Janus Research Core Fund — Class S Shares will be exchanged for Janus Growth and Income Fund — Class S Shares.

Janus Research Core Fund — Class T Shares will be exchanged for Janus Growth and Income Fund — Class T Shares.

(3)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4)	Maximum offering price is computed at 100/94.25 of net asset value.
Statements of Operations
For the twelve-month period ended March 31, 2010 (unaudited)
(all numbers in thousands)

					Pro Forma
	Janus Growth	Janus			Janus Growth
	and Income	Research Core	Pro Forma		and Income
	Fund	Fund	Adjustments		Fund

Investment Income:
Interest	6,263	7	—		6,270
Dividends	60,759	8,264	—		69,023
Dividends from affiliates	260	20	—		280
Foreign tax withheld	(2,879)	(138)	—		(3,017)
Total Investment Income	64,403	8,153	—		72,556
Expenses:
Advisory fees	22,728	3,475	(755	)(1)	25,448
Registration fees	166	143	—		309
Custodian fees	90	10	—		100
Audit fees	31	25	(25	)(2)	31
Non-interested Trustees’ fees and expenses	151	17	—		168
Administrative fees — Class D Shares	265	45	—		310
Administrative fees — Class R Shares	4	3	—		7
Administrative fees — Class S Shares	125	44	—		169
Administrative fees — Class T Shares	6,409	945	—		7,354
Distribution fees and shareholder servicing fees — Class A Shares	36	11	—		47
Distribution fees and shareholder servicing fees — Class C Shares	36	62	—		98
Distribution fees and shareholder servicing fees — Class R Shares	7	5	—		12
Distribution fees and shareholder servicing fees — Class S Shares	125	44	—		169
Networking fees — Class A Shares	21	10	—		31
Networking fees — Class C Shares	9	25	—		34
Networking fees — Class I Shares	1	—	—		1
Other expenses	2,309	816	(417	)(3)	2,708
Non-recurring costs(4)	1	—	—		1
Costs assumed by Janus Capital Management LLC (4)	(1)	—	—		(1)
Total Expenses	32,513	5,680	(1,197)		36,996
Expense and Fee Offset	(19)	(16)	—		(35)
Net Expenses	32,494	5,664	(1,197)		36,961
Less: Excess Expense Reimbursement(5)	(23)	(112)	75		(60)
Net Expenses After Expense Reimbursement	32,471	5,552	(1,122)		36,901
Net Investment Income/(Loss)	31,932	2,601	1,122		35,655
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from investment and foreign currency transactions	3,138	(25,372)	—		(22,234)

11

				Pro Forma
	Janus Growth	Janus		Janus Growth
	and Income	Research Core	Pro Forma	and Income
	Fund	Fund	Adjustments	Fund

Net realized gain/(loss) from options contracts	—	12	—	12

Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	1,319,847	246,508	—	1,566,355
Net Gain/(Loss) on Investments	1,322,985	221,148	—	1,544,133
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,354,917	223,749	1,122	1,579,788

(1)	Pro Forma Adjustment based on revising the Janus Growth and Income Fund Advisory Fee to 0.60%.

(2)	Pro Forma adjustments in expenses due to elimination of duplicative services.

(3)	Pro Forma Adjustment reflects the elimination of a $4 transfer agency account fee. This fee was eliminated effective July 6, 2009.

(4)	For the twelve months ended March 31, 2010, Janus Capital assumed $20,341 of legal, consulting and Trustee costs and fees incurred by the funds in Janus Investment Fund and Janus Aspen Series (the “Portfolios”) in connection with the regulatory and civil litigation matters. These non-recurring costs were allocated to all Portfolios based on the Portfolios’ respective net assets as of July 31, 2004. No fees were allocated to the Portfolios that commenced operations after July 31, 2004. Additionally, all future non-recurring costs will be allocated to the Portfolios based on the Portfolios’ respective net assets on July 31, 2004.

(5)	Effective with the Reorganization, Janus Growth and Income Fund will change its expense limitation to an annual rate of 0.70% of the average daily net assets of the Fund. Pro Forma adjustment assumes termination of Janus Research Core Fund expense limit agreement and the commencement of the new expense limit agreement for Janus Growth and Income Fund.
Notes to Pro Forma Financial Statements (Unaudited)
The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this Statement of Additional Information. In addition, the Notes to Pro Forma Financial Statements explain the methods used in preparing and presenting this report.
Organization and Significant Accounting Policies
Janus Growth and Income Fund (“Acquiring Fund”) is a series fund. The Acquiring Fund is a part of the Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. The Acquiring Fund invests primarily in equity securities and is diversified, as defined in the 1940 Act.
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Janus Research Core Fund (“Target Fund”), a series fund. The Target Fund is also part of the Trust. The Target Fund invests primarily in equity securities and is classified as diversified, as defined in the 1940 Act.
The Target Fund and the Acquiring Fund each offer Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Class A Shares and Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. The maximum purchase in Class C Shares is $500,000 for any single purchase.
Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009 and to immediate family members or members of the same household of an eligible individual investor. The Shares are not offered through financial intermediaries.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, and bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

12

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Target Fund, as if such acquisition had taken place for the period ended March 31, 2010.
Under the terms of the Plan of Reorganization the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value (“NAV”). The statement of assets and liabilities and the related statement of operation of Target Fund and Acquiring Fund have been combined as of and for the twelve months ended March 31, 2010. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.
The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective semiannual and annual reports dated March 31, 2010 and October 31, 2009, respectively. Each Fund has changed its fiscal year end to September 30.
The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Target Fund by Acquiring Fund had taken place for the period ended March 31, 2010. The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.
Investment Valuation
Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the NAV is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.
Valuation Inputs Summary
In accordance with the Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2010 to value each Fund’s investments in securities and other financial

13

instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Pro Forma Notes to Schedules of Investments.
In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the “Valuation Inputs Summary” in the Pro Forma Notes to Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.
Capital Shares
The pro forma net asset value per share assumes the issuance of shares of Acquiring Fund that would have been issued at March 31, 2010, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Target Fund, as of March 31, 2010 divided by the net asset value per share of the shares of Acquiring Fund as of March 31, 2010. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2010:

	Shares of	Additional Shares	Total Outstanding
	Acquiring Fund	Assumed Issued in	Shares
Class of Shares	Pre-Combination	Reorganization	Post-Combination

Class A Shares	640,604	185,447	826,051
Class C Shares	183,344	293,959	477,303
Class D Shares	64,787,357	10,856,561	75,643,918
Class I Shares	2,010,070	182,050	2,192,120
Class R Shares	73,967	47,544	121,511
Class S Shares	2,299,695	787,255	3,086,950
Class T Shares	64,457,844	8,932,016	73,389,860
Federal Income Taxes
Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.
Accumulated capital losses, noted below, represent net capital loss carryovers, as of October 31, 2009, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the carryovers.
Capital Loss Carryover Expiration Schedule
For the year ended October 31, 2009

	September 30,	September 30,	September 30,	Accumulated
Fund	2010	2016	2017	Capital Losses

Janus Growth and Income Fund	$(8,328,322)	$(472,623,891)	$(701,342,952)	$(1,182,295,165)
Janus Research Core Fund	$—	$(14,155,996)	$(157,640,809)	$(171,796,805)

14

                                                        ▼ February 16, 2010

Growth & Core	Class A Shares	Class C Shares
Janus Balanced Fund	JDBAX	JABCX
Janus Contrarian Fund	JCNAX	JCNCX
Janus Enterprise Fund	JDMAX	JGRCX
Janus Fund	JDGAX	JGOCX
Janus Growth and Income Fund	JDNAX	JGICX
Janus Orion Fund	JORAX	JORCX
Janus Research Core Fund	JDQAX	JADCX
Janus Research Fund	JRAAX	JRACX
Janus Triton Fund	JGMAX	JGMCX

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes nine portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class A Shares and Class C Shares (the “Shares”) are offered by this Prospectus. The Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	9
Janus Enterprise Fund	15
Janus Fund	21
Janus Growth and Income Fund	27
Janus Orion Fund	33
Janus Research Core Fund	39
Janus Research Fund	46
Janus Triton Fund	52

Additional information about the Funds
Fees and expenses	58
Additional investment strategies and general portfolio policies	59
Risks of the Funds	68

Management of the Funds
Investment adviser	75
Management expenses	75
Investment personnel	81

Other information	86

Distributions and taxes	89

Shareholder’s guide
Pricing of fund shares	92
Choosing a share class	94
Distribution, servicing, and administrative fees	95
Payments to financial intermediaries by Janus Capital or its affiliates	96
Purchases	98
Exchanges	103
Redemptions	104
Excessive trading	106
Shareholder communications	110

Financial highlights	111

Glossary of investment terms	130

Table of contents  1

Fund Summary

Janus Balanced Fund

Ticker:	JDBAX Class A Shares
JABCX  Class C Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.09%	0.15%
Total Annual Fund Operating Expenses	0.89%	1.70%
Fee Waiver(1)	0.00%	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.89%	1.70%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

2  Janus Investment Fund

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$661	$843	$1,040	$1,608
Class C Shares	$273	$536	$923	$2,009

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$661	$843	$1,040	$1,608
Class C Shares	$173	$536	$923	$2,009

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

Fund Summary  3

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

4  Janus Investment Fund

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  5

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class C Shares

−2.94%	−5.68%	−7.33%	13.04%	7.92%	6.82%	9.73%	9.49%	−15.58%	22.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.45% Worst Quarter: 3rd-2008 −7.98%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(9/1/92)
Class C Shares
Return Before Taxes	21.43%	5.85%	3.24%	9.51%
Return After Taxes on Distributions	21.17%	5.06%	2.31%	8.04%
Return After Taxes on Distributions and Sale of Fund Shares(2)	14.01%	4.73%	2.29%	7.63%
Class A Shares(3)	17.06%	5.39%	3.38%	9.77%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	7.95%
expenses, fees, or taxes)
Barclays Capital U.S. Aggregate Bond Index (reflects	5.93%	4.97%	6.33%	6.31%
no deduction for expenses, fees, or taxes)
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses,	16.65%	2.65%	2.64%	7.53%
fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation

6  Janus Investment Fund

and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a

Fund Summary  7

conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

8  Janus Investment Fund

Fund Summary

Janus Contrarian Fund

Ticker:	JCNAX Class A Shares
JCNCX  Class C Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class C

Management Fees (may adjust up or down)		0.70%		0.70%
Distribution/Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.38%		0.58%
Short Sale Dividend Expenses	0.03%		0.03%
Remaining Other Expenses	0.35%		0.55%
Total Annual Fund Operating Expenses		1.33%		2.28%
Fee Waiver(1)		0.10%		0.30%
Net Annual Fund Operating Expenses After Fee Waiver		1.23%		1.98%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Fund Summary  9

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$ 703	$972	$1,262	$2,084
Class C Shares	$ 331	$712	$1,220	$2,615

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$ 703	$972	$1,262	$2,084
Class C Shares	$ 231	$712	$1,220	$2,615

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

10  Janus Investment Fund

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a

Fund Summary  11

greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

12  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class C Shares

−11.74%	−23.70%	53.26%	22.37%	16.02%	24.58%	21.22%	−48.11%	34.79%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 29.98% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year(1)	5 years	(2/29/00)
Class C Shares
Return Before Taxes	33.44%	3.52%	4.60%
Return After Taxes on Distributions	33.44%	2.84%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares(2)	21.73%	3.06%	3.95%
Class A Shares(3)	28.76%	3.10%	4.76%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	26.46%	0.42%	−0.25%
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  13

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

14  Janus Investment Fund

Fund Summary

Janus Enterprise Fund

Ticker:	JDMAX Class A Shares
JGRCX  Class C Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.32%	0.75%
Total Annual Fund Operating Expenses	1.21%	2.39%
Fee Waiver(1)	0.06%	0.49%
Net Annual Fund Operating Expenses After Fee Waiver	1.15%	1.90%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Fund Summary  15

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$691	$937	$1,202	$1,957
Class C Shares	$342	$745	$1,275	$2,726

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$691	$937	$1,202	$1,957
Class C Shares	$242	$745	$1,275	$2,726

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including

16  Janus Investment Fund

hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can

Fund Summary  17

therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

18  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class C Shares

−31.28%	−40.62%	−29.21%	35.46%	20.08%	10.08%	12.32%	21.20%	−43.24%	40.23%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 19.80% Worst Quarter: 1st-2001 −33.84%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(9/1/92)
Class C Shares
Return Before Taxes	38.83%	3.59%	−5.63%	8.48%
Return After Taxes on Distributions	38.83%	3.59%	−5.63%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares(2)	25.24%	3.08%	−4.57%	7.32%
Class A Shares(3)	34.48%	3.25%	−5.41%	8.89%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Fund Summary  19

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

20  Janus Investment Fund

Fund Summary

Janus Fund

Ticker:	JDGAX Class A Shares
JGOCX  Class C Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.18%	0.25%
Acquired Fund(1) Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	1.90%
Fee Waiver(2)	0.04%	0.11%
Net Annual Fund Operating Expenses After Fee Waiver	1.04%	1.79%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights tables does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Fund Summary  21

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$679	$899	$1,136	$1,816
Class C Shares	$293	$597	$1,026	$2,222

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$679	$899	$1,136	$1,816
Class C Shares	$193	$597	$1,026	$2,222

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

22  Janus Investment Fund

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary  23

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

24  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class C Shares

−16.87%	−26.10%	−29.31%	31.71%	3.94%	2.30%	9.78%	15.22%	−39.84%	34.10%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.95% Worst Quarter: 3rd-2001 −27.14%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(2/5/70)
Class C Shares
Return Before Taxes	32.76%	0.90%	−4.47%	11.86%
Return After Taxes on Distributions	32.68%	0.83%	−4.73%	8.52%
Return After Taxes on Distributions and Sale of Fund Shares(2)	21.38%	0.76%	−3.70%	8.41%
Class A Shares(3)	29.31%	0.58%	−4.31%	12.30%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  25

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

26  Janus Investment Fund

Fund Summary

Janus Growth and Income Fund

Ticker:	JDNAX Class A Shares JGICX Class C Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees	0.62%	0.62%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.29%	0.46%
Acquired Fund(1) Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.17%	2.09%
Fee Waiver(2)	0.18%	0.35%
Net Annual Fund Operating Expenses After Fee Waiver	0.99%	1.74%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights tables does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and

Fund Summary  27

expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$687	$925	$1,182	$1,914
Class C Shares	$312	$655	$1,124	$2,421

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$687	$925	$1,182	$1,914
Class C Shares	$212	$655	$1,124	$2,421

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for

28  Janus Investment Fund

investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Fund Summary  29

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers.

30  Janus Investment Fund

Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class C Shares

−12.44%	−14.83%	−22.32%	24.03%	10.99%	11.31%	6.81%	8.25%	−42.67%	36.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 17.48% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(5/15/91)
Class C Shares
Return Before Taxes	34.81%	0.09%	−2.19%	9.36%
Return After Taxes on Distributions	34.65%	−0.49%	−2.66%	8.28%
Return After Taxes on Distributions and Sale of Fund Shares(2)	22.78%	0.06%	−1.92%	7.97%
Class A Shares(3)	30.43%	−0.29%	−2.02%	9.73%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	7.21%
deduction for expenses, fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation

Fund Summary  31

and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

32  Janus Investment Fund

Fund Summary

Janus Orion Fund

Ticker:	JORAX Class A Shares
JORCX  Class C Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Class C

Management Fees		0.64%		0.64%
Distribution/Service (12b-1) Fees		0.25%		1.00%
Other Expenses		0.30%		0.49%
Short Sale Dividend Expenses	0.01%		0.01%
Remaining Other Expenses	0.29%		0.48%
Acquired Fund(1) Fees and Expenses		0.01%		0.01%
Total Annual Fund Operating Expenses		1.20%		2.14%
Fee Waiver(2)		0.03%		0.22%
Net Annual Fund Operating Expenses After Fee Waiver		1.17%		1.92%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights tables does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and

Fund Summary  33

expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$690	$934	$1,197	$1,946
Class C Shares	$317	$670	$1,149	$2,472

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$690	$934	$1,197	$1,946
Class C Shares	$217	$670	$1,149	$2,472

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

34  Janus Investment Fund

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Fund Summary  35

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

36  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class C Shares

−15.30%	−30.46%	43.15%	14.16%	19.78%	17.66%	31.63%	−50.01%	52.58%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.12% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year(1)	5 years	(6/30/00)
Class C Shares
Return Before Taxes	51.06%	7.19%	−0.49%
Return After Taxes on Distributions	51.02%	7.08%	−0.56%
Return After Taxes on Distributions and Sale of Fund Shares(2)	33.23%	6.19%	−0.44%
Class A Shares(3)	45.76%	6.79%	−0.36%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  37

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

38  Janus Investment Fund

Fund Summary

Janus Research Core Fund

Ticker:	JDQAX Class A Shares
JADCX  Class C Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees	0.60%	0.60%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.60%	0.75%
Total Annual Fund Operating Expenses	1.45%	2.35%
Fee Waiver(1)	0.54%	0.69%
Net Annual Fund Operating Expenses After Fee Waiver	0.91%	1.66%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Fund Summary  39

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$714	$1,007	$1,322	$2,210
Class C Shares	$338	$733	$1,255	$2,686

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$714	$1,007	$1,322	$2,210
Class C Shares	$238	$733	$1,255	$2,686

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is

40  Janus Investment Fund

intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its

Fund Summary  41

anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for

42  Janus Investment Fund

direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class C Shares

−7.93%	−12.74%	−18.78%	22.54%	12.90%	15.28%	9.35%	11.13%	−43.37%	34.62%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 19.62% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(6/28/96)
Class C Shares
Return Before Taxes	33.28%	1.33%	−0.36%	7.89%
Return After Taxes on Distributions	33.17%	0.82%	−0.97%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares(2)	21.73%	1.10%	−0.50%	6.62%
Class A Shares(3)	28.78%	0.92%	−0.21%	8.14%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from

Fund Summary  43

those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary

44  Janus Investment Fund

for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  45

Fund Summary

Janus Research Fund

Ticker:	JRAAX Class A Shares JRACX Class C Shares

Investment Objective

Janus Research Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees (may adjust up or down)	0.71%	0.71%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.07%	1.82%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

46  Janus Investment Fund

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$678	$896	$1,131	$1,806
Class C Shares	$285	$573	$985	$2,137

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$678	$896	$1,131	$1,806
Class C Shares	$185	$573	$985	$2,137

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the

Fund Summary  47

Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

48  Janus Investment Fund

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  49

Annual Total Return (years ended 12/31)	Class C Shares

−22.75%	−29.78%	−29.00%	32.11%	10.77%	6.82%	8.65%	24.52%	−44.36%	40.24%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.73% Worst Quarter: 4th-2008 −25.30%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year(1)	5 years	10 years	(5/3/93)
Class C Shares
Return Before Taxes	38.85%	1.83%	−5.18%	9.02%
Return After Taxes on Distributions	38.68%	1.79%	−5.52%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares(2)	25.43%	1.56%	−4.32%	7.39%
Class A Shares(3)	34.26%	1.38%	−5.06%	9.37%
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	6.77%
for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.76%
fees, or taxes)

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

50  Janus Investment Fund

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since February 2006.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  51

Fund Summary

Janus Triton Fund

Ticker:	JGMAX Class A Shares
JGMCX  Class C Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 98 of the Fund’s Prospectus and in the “Purchases” section on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	N/A
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C

Management Fees	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.42%	0.47%
Acquired Fund(1) Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.33%	2.13%
Fee Waiver(2)	0.01%	0.06%
Net Annual Fund Operating Expenses After Fee Waiver	1.32%	2.07%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights tables does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

52  Janus Investment Fund

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$703	$972	$1,262	$2,084
Class C Shares	$316	$667	$1,144	$2,462

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$703	$972	$1,262	$2,084
Class C Shares	$216	$667	$1,144	$2,462

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including

Fund Summary  53

hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a

54  Janus Investment Fund

derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares and Class C Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class A Shares and Class C Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class A Shares and Class C Shares, respectively, without the effect of any fee and expense limitations or waivers. If Class A Shares and Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares and Class C Shares reflects the fees and expenses of Class A Shares and Class C Shares, respectively, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  55

Annual Total Return (years ended 12/31)	Class C Shares

14.87%	19.61%	−41.03%	48.61%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.10% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year(1)	(2/25/05)
Class C Shares
Return Before Taxes	47.13%	7.39%
Return After Taxes on Distributions	47.13%	6.52%
Return After Taxes on Distributions and Sale of Fund Shares(2)	30.63%	6.00%
Class A Shares(3)	41.11%	6.85%
Russell 2500tm Growth Index (reflects no deduction for expenses, fees, or taxes)	41.66%	2.28%

(1)	Calculated to include contingent deferred sales charge applicable to Class C Shares.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(3)	Calculated assuming maximum permitted sales loads. Return is before taxes.

After-tax returns are calculated using distributions for the Fund’s Class C Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class C Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class C Shares of the Fund. After-tax returns for Class A Shares will vary from those shown for Class C Shares due to varying sales charges and expenses among the classes.

56  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  57

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Shareholder Fees” are fees paid directly from your investment and may include sales loads.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees” include a shareholder servicing fee of up to 0.25% for Class C Shares. Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the Example in each Fund Summary.

•	A contingent deferred sales charge of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in the Shareholder’s Guide.

•	“Other Expenses” may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross

58  Janus Investment Fund

expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16, 2011. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a

Additional information about the Funds  59

Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

60  Janus Investment Fund

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To

Additional information about the Funds  61

the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in

62  Janus Investment Fund

the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund and Janus Orion Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Additional information about the Funds  63

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund and Janus Orion Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a

64  Janus Investment Fund

factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more

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likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate

66  Janus Investment Fund

event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets

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or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive

68  Janus Investment Fund

returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is

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prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete

70  Janus Investment Fund

transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Each of Janus Research Core Fund and Janus Research Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the

Additional information about the Funds  71

same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

72  Janus Investment Fund

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund and Janus Orion Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total

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return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and each Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

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Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year. Details discussing this performance fee are included below with further description in the SAI.

76  Janus Investment Fund

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)
Janus Research Fund	0.64	±5.00%	0.71	0.71

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate

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of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of

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Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

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Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

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Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

82  Janus Investment Fund

Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

Conflicts of Interest

Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in

84  Janus Investment Fund

gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

Classes of Shares

Only Class A Shares and Class C Shares are offered by this Prospectus. The Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. The Shares are not offered directly to individual investors. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Not all financial intermediaries offer all classes.

If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For more information about the difference between the two classes offered by this Prospectus, please refer to “Choosing a Share Class” in the Shareholder’s Guide. If you would like additional information about the other available share classes, please call 1-877-335-2687.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

86  Janus Investment Fund

Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated

Other information  87

administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

88  Janus Investment Fund

Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

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tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund without any sales charge. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

90  Janus Investment Fund

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares offer the ability for payment of up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, the Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange, or redeem Shares.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Pricing of fund shares

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

The price you pay for purchases of Class A Shares or Class C Shares is the public offering price, which is the NAV next determined after your request is received in good order by a Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell Shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases

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and redemptions of Shares. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

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The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Choosing a share class

Only Class A Shares and Class C Shares are offered by this Prospectus. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. The other share classes are offered in separate prospectuses. For more information about these other classes of shares and whether or not you are eligible to purchase these Shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

•	how much you plan to invest;

•	how long you expect to own the shares;

•	the expenses paid by each class; and

•	whether you qualify for any reduction or waiver of any sales charges.

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You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to Class A Shares and Class C Shares:

Class A Shares

Initial sales charge on purchases	Up to 5.75%(1)
• Reduction of initial sales charge for purchases of $50,000 or more
• Initial sales charge waived for purchases of $1 million or more

Deferred sales charge (CDSC)	None except on certain redemptions of Shares purchased without an initial sales charge(1)
Minimum initial investment	$2,500
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	Up to 0.25% annual distribution fee; lower annual operating expenses than Class C Shares because of lower 12b-1 fee

(1)	May be waived under certain circumstances.

Class C Shares

Initial sales charge on purchases	None
Deferred sales charge (CDSC)	1.00% on Shares redeemed within 12 months of purchase(1)
Minimum initial investment	$2,500
Maximum purchase	$500,000
Minimum aggregate account balance	None
12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee); higher annual operating expenses than Class A Shares because of higher 12b-1 fee

(1)	May be waived under certain circumstances.

Distribution, servicing, and administrative fees

Distribution and Shareholder Servicing Plans

Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class C Shares (the “Class A Plan” and “Class C Plan,” respectively), the Funds may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of Class A Shares and Class C Shares based on average daily net assets of each, up to the following annual rates:

Class	12b-1 Fee for the Funds
Class A Shares	0.25%
Class C Shares	1.00%	(1)

(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

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Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Funds.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Janus Distributors is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

Certain intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. These administrative fees are paid by the Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Funds converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the Shares may increase.

Payments to financial intermediaries by Janus Capital or its affiliates

From its own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A and Class C Shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional

96  Janus Investment Fund

charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the SAI.

In addition, Janus Capital, Janus Distributors, or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, sales-based, asset-based, and transaction-based payments. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational

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seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) sales-, asset-, and/or transaction-based payments or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and when considering which share class of a Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

Purchases

Purchases of Shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

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In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

Minimum and Maximum Investment Requirements

The minimum investment for Class A Shares and Class C Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Each Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day

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or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Initial Sales Charge

Class A Shares
An initial sales charge may apply to your purchase of Class A Shares of the Funds based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares Sales Charge
	as a Percentage of
	Offering	Net Amount
Amount of Purchase at Offering Price	Price(1)	Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 and above	None (2)	None

(1)	Offering Price includes the initial sales charge.
(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

Janus Distributors may pay financial intermediaries commissions on purchases of Class A Shares as follows:

•	1.00% on amounts from $1,000,000 to $4,000,000;
•	plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
•	plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge
You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in these Funds or certain other Janus funds) with your current purchase of Class A Shares of the Funds and certain other Janus funds

100  Janus Investment Fund

(including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of Shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Funds may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Funds, their agents, or your financial intermediary may not retain this information.

Right of Accumulation. You may purchase Class A Shares of a Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of

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applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

•	solely controlled business accounts; and

•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Funds’ shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

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Exchanges

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

Waiver of Sales Charges
Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Funds’ Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund

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operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Redemptions

Redemptions, like purchases, may generally be effected only through financial intermediaries and retirement platforms. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares, will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of

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redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Systematic Withdrawal Plan

You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class A Shares and Class C Shares CDSC
A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;

•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;

•	Retirement plan shareholders taking required minimum distributions;

•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;

•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or

•	If a Fund chooses to liquidate or involuntarily redeem shares in your account.

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To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege

After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided

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that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Shareholder’s guide  107

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’

108  Janus Investment Fund

identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Shareholder’s guide  109

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder communications

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

110  Janus Investment Fund

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class A Shares and Class C Shares of the Funds (assuming reinvestment of all dividends and distributions).

Financial highlights  111

Janus Balanced Fund – Class A
	Period ended
	October 31
	2009(1)

Net asset value, beginning of period	$21.31

Income from investment operations:
Net investment income/(loss)	(0.05)
Net gain/(loss) on investments (both realized and unrealized)	2.28

Total from investment operations	2.23

Less distributions and other:
Dividends from net investment income	(0.11)
Distributions from capital gains	—
Return of capital	—	(2)

Total distributions and other	(0.11)

Net asset value, end of period	$23.43

Total return(3)	10.43%

Net assets, end of period (in thousands)	$314,935
Average net assets for the period (in thousands)	$288,992
Ratio of gross expenses to average net assets(4)	0.89%
Ratio of net expenses to average net assets(4)	0.89%
Ratio of net investment income/(loss) to average net assets(4)	2.35%
Portfolio turnover rate(4)	158%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

112  Janus Investment Fund

Janus Balanced Fund – Class C
	Period ended
	October 31
	2009(1)

Net asset value, beginning of period	$21.31

Income from investment operations:
Net investment income/(loss)	(0.09)
Net gain/(loss) on investments (both realized and unrealized)	2.25

Total from investment operations	2.16

Less distributions and other:
Dividends from net investment income	(0.07)
Distributions from capital gains	—
Return of capital	—	(2)

Total distributions and other	(0.07)

Net asset value, end of period	$23.40

Total return(3)	10.13%

Net assets, end of period (in thousands)	$248,071
Average net assets for the period (in thousands)	$208,912
Ratio of gross expenses to average net assets(4)	1.70%
Ratio of net expenses to average net assets(4)	1.69%
Ratio of net investment income/(loss) to average net assets(4)	1.54%
Portfolio turnover rate(4)	158%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

Financial highlights  113

Janus Contrarian Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.42

Income from investment operations:
Net investment income/(loss)	(0.02)
Net gain/(loss) on investments (both realized and unrealized)	1.28

Total from investment operations	1.26

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.68

Total return(2)	12.09%

Net assets, end of period (in thousands)	$68,166
Average net assets for the period (in thousands)	$76,549
Ratio of gross expenses to average net assets(3)(4)	1.36%
Ratio of net expenses to average net assets(3)	1.34%
Ratio of net investment income/(loss) to average net assets(3)	(0.36)%
Portfolio turnover rate(3)	80%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.43% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

114  Janus Investment Fund

Janus Contrarian Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.42

Income from investment operations:
Net investment income/(loss)	(0.05)
Net gain/(loss) on investments (both realized and unrealized)	1.28

Total from investment operations	1.23

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.65

Total return(2)	11.80%

Net assets, end of period (in thousands)	$64,036
Average net assets for the period (in thousands)	$67,507
Ratio of gross expenses to average net assets(3)(4)	2.11%
Ratio of net expenses to average net assets(3)	2.09%
Ratio of net investment income/(loss) to average net assets(3)	(1.12)%
Portfolio turnover rate(3)	80%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.37% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  115

Janus Enterprise Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$36.63

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	5.83

Total from investment operations	5.83

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$42.46

Total return(2)	15.92%

Net assets, end of period (in thousands)	$74,709
Average net assets for the period (in thousands)	$79,792
Ratio of gross expenses to average net assets(3)(4)	1.20%
Ratio of net expenses to average net assets(3)	1.19%
Ratio of net investment income/(loss) to average net assets(3)	(0.23)%
Portfolio turnover rate(3)	41%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.21% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

116  Janus Investment Fund

Janus Enterprise Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$36.63

Income from investment operations:
Net investment income/(loss)	(0.10)
Net gain/(loss) on investments (both realized and unrealized)	5.83

Total from investment operations	5.73

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$42.36

Total return(2)	15.64%

Net assets, end of period (in thousands)	$21,706
Average net assets for the period (in thousands)	$21,146
Ratio of gross expenses to average net assets(3)(4)	1.96%
Ratio of net expenses to average net assets(3)	1.94%
Ratio of net investment income/(loss) to average net assets(3)	(0.98)%
Portfolio turnover rate(3)	41%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.39% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  117

Janus Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$20.86

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	3.09

Total from investment operations	3.10

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$23.96

Total return(2)	14.86%

Net assets, end of period (in thousands)	$4,237
Average net assets for the period (in thousands)	$5,256
Ratio of gross expenses to average net assets(3)(4)	1.04%
Ratio of net expenses to average net assets(3)	1.03%
Ratio of net investment income/(loss) to average net assets(3)	0.09%
Portfolio turnover rate(3)	60%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.07% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

118  Janus Investment Fund

Janus Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$20.86

Income from investment operations:
Net investment income/(loss)	(0.05)
Net gain/(loss) on investments (both realized and unrealized)	3.09

Total from investment operations	3.04

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$23.90

Total return(2)	14.57%

Net assets, end of period (in thousands)	$5,443
Average net assets for the period (in thousands)	$5,221
Ratio of gross expenses to average net assets(3)(4)	1.79%
Ratio of net expenses to average net assets(3)	1.78%
Ratio of net investment income/(loss) to average net assets(3)	(0.69)%
Portfolio turnover rate(3)	60%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.89% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  119

Janus Growth and Income Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.03
Net gain/(loss) on investments (both realized and unrealized)	3.23

Total from investment operations	3.26

Less distributions:
Dividends from net investment income	(0.03)
Distributions from capital gains	—

Total distributions	(0.03)

Net asset value, end of period	$26.47

Total return(2)	14.02%

Net assets, end of period (in thousands)	$19,157
Average net assets for the period (in thousands)	$19,612
Ratio of gross expenses to average net assets(3)(4)	0.99%
Ratio of net expenses to average net assets(3)	0.98%
Ratio of net investment income/(loss) to average net assets(3)	0.31%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.16% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

120  Janus Investment Fund

Janus Growth and Income Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	(0.03)
Net gain/(loss) on investments (both realized and unrealized)	3.21

Total from investment operations	3.18

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$26.42

Total return(2)	13.68%

Net assets, end of period (in thousands)	$4,760
Average net assets for the period (in thousands)	$4,673
Ratio of gross expenses to average net assets(3)(4)	1.74%
Ratio of net expenses to average net assets(3)	1.73%
Ratio of net investment income/(loss) to average net assets(3)	(0.43)%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.08% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  121

Janus Orion Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$7.59

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on investments (both realized and unrealized)	1.45

Total from investment operations	1.44

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$9.03

Total return(2)	18.97%

Net assets, end of period (in thousands)	$23,859
Average net assets for the period (in thousands)	$24,760
Ratio of gross expenses to average net assets(3)(4)(5)	1.18%
Ratio of net expenses to average net assets(3)(6)	1.16%
Ratio of net investment income/(loss) to average net assets(3)	(0.36)%
Portfolio turnover rate(3)	125%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.19% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.16% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.14% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

122  Janus Investment Fund

Janus Orion Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$7.59

Income from investment operations:
Net investment income/(loss)	(0.03)
Net gain/(loss) on investments (both realized and unrealized)	1.45

Total from investment operations	1.42

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$9.01

Total return(2)	18.71%

Net assets, end of period (in thousands)	$9,611
Average net assets for the period (in thousands)	$9,297
Ratio of gross expenses to average net assets(3)(4)(5)	1.95%
Ratio of net expenses to average net assets(3)(6)	1.93%
Ratio of net investment income/(loss) to average net assets(3)	(1.14)%
Portfolio turnover rate(3)	125%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.13% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.93% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.91% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  123

Janus Research Core Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$15.44

Income from investment operations:
Net investment income/(loss)	0.04
Net gain/(loss) on investments (both realized and unrealized)	2.46

Total from investment operations	2.50

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$17.94

Total return(2)	16.19%

Net assets, end of period (in thousands)	$6,107
Average net assets for the period (in thousands)	$6,725
Ratio of gross expenses to average net assets(3)(4)	0.95%
Ratio of net expenses to average net assets(3)	0.93%
Ratio of net investment income/(loss) to average net assets(3)	0.57%
Portfolio turnover rate(3)	58%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.45% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

124  Janus Investment Fund

Janus Research Core Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$15.44

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on investments (both realized and unrealized)	2.45

Total from investment operations	2.44

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$17.88

Total return(2)	15.80%

Net assets, end of period (in thousands)	$8,251
Average net assets for the period (in thousands)	$8,280
Ratio of gross expenses to average net assets(3)(4)	1.70%
Ratio of net expenses to average net assets(3)	1.68%
Ratio of net investment income/(loss) to average net assets(3)	(0.19)%
Portfolio turnover rate(3)	58%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.35% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  125

Janus Research Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$19.41

Income from investment operations:
Net investment income/(loss)	0.02
Net gain/(loss) on investments (both realized and unrealized)	3.06

Total from investment operations	3.08

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$22.49

Total return(2)	15.87%

Net assets, end of period (in thousands)	$88
Average net assets for the period (in thousands)	$24
Ratio of gross expenses to average net assets(3)	1.24%
Ratio of net expenses to average net assets(3)	1.17%
Ratio of net investment income/(loss) to average net assets(3)	0.02%
Portfolio turnover rate(3)	83%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

126  Janus Investment Fund

Janus Research Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$19.41

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	3.02

Total from investment operations	3.03

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$22.44

Total return(2)	15.61%

Net assets, end of period (in thousands)	$69
Average net assets for the period (in thousands)	$25
Ratio of gross expenses to average net assets(3)	1.94%
Ratio of net expenses to average net assets(3)	1.89%
Ratio of net investment income/(loss) to average net assets(3)	(0.47)%
Portfolio turnover rate(3)	83%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  127

Janus Triton Fund – Class A
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.26

Income from investment operations:
Net investment income/(loss)	0.03
Net gain/(loss) on investments (both realized and unrealized)	1.31

Total from investment operations	1.34

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.60

Total return(2)	13.06%

Net assets, end of period (in thousands)	$13,610
Average net assets for the period (in thousands)	$11,470
Ratio of gross expenses to average net assets(3)(4)(5)	1.34%
Ratio of net expenses to average net assets(3)(6)	1.33%
Ratio of net investment income/(loss) to average net assets(3)	0.99%
Portfolio turnover rate(3)	50%

(1)	Period July 6, 2009 (inception of Class A Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.43% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.34% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.33% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

128  Janus Investment Fund

Janus Triton Fund – Class C
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.26

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	1.34

Total from investment operations	1.34

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.60

Total return(2)	13.06%

Net assets, end of period (in thousands)	$6,018
Average net assets for the period (in thousands)	$4,585
Ratio of gross expenses to average net assets(3)(4)(5)	2.09%
Ratio of net expenses to average net assets(3)(6)	2.07%
Ratio of net investment income/(loss) to average net assets(3)	(0.02)%
Portfolio turnover rate(3)	50%

(1)	Period July 6, 2009 (inception of Class C Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 2.19% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 2.09% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 2.07% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  129

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

130  Janus Investment Fund

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

Glossary of investment terms  131

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

132  Janus Investment Fund

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

Glossary of investment terms  133

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

134  Janus Investment Fund

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

Glossary of investment terms  135

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

136  Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Glossary of investment terms  137

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

138  Janus Investment Fund

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

                                                        ▼ February 16, 2010

Growth & Core	Class D Shares*
Janus Balanced Fund	JANBX
Janus Contrarian Fund	JACNX
Janus Enterprise Fund	JANEX
Janus Fund	JANDX
Janus Growth and Income Fund	JNGIX
Janus Orion Fund	JANRX
Janus Research Core Fund	JNRCX
Janus Research Fund	JNRFX
Janus Triton Fund	JANIX
Janus Twenty Fund†	JNTFX
Janus Venture Fund†	JANVX

Janus Investment Fund
*CLASS D SHARES ARE CLOSED TO NEW INVESTORS

Prospectus

Eliminate Paper Mail. Set up e-Delivery of prospectuses, annual reports, and statements at janus.com/edelivery.

†The Fund is closed to new investors. Current investors in the Fund may continue to invest in their Fund account, including reinvestment of any dividends or capital gains distributions. However, once an account is closed, additional investments in the Fund will not be accepted unless specified criteria are met. The Fund may resume sales of its Shares at some future date, but it has no present intention to do so. Refer to the “Shareholder’s Manual” section of this Prospectus for more details.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes eleven portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital” or “Janus”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class D Shares (the “Shares”) are offered by this Prospectus. The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. The Shares are offered directly through the Janus funds to eligible investors by calling 1-800-525-3713 or at janus.com/individual. The Shares are not offered through financial intermediaries.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	8
Janus Enterprise Fund	14
Janus Fund	19
Janus Growth and Income Fund	24
Janus Orion Fund	30
Janus Research Core Fund	35
Janus Research Fund	41
Janus Triton Fund	46
Janus Twenty Fund	51
Janus Venture Fund	56

Additional information about the Funds
Fees and expenses	61
Additional investment strategies and general portfolio policies	62
Risks of the Funds	71

Management of the Funds
Investment adviser	78
Management expenses	78
Investment personnel	84

Other information	89

Distributions and taxes	92

Shareholder’s manual
Doing business with Janus	98
Pricing of fund shares	106
Administrative fees	107
Payments to financial intermediaries by Janus Capital or its affiliates	107
Paying for shares	109
Exchanges	111
Payment of redemption proceeds	112
Excessive trading	115
Shareholder services and account policies	119

Financial highlights	123

Glossary of investment terms	135

Table of contents  1

Fund Summary

Janus Balanced Fund
Ticker: JANBX  Class D Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.72%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$74	$230	$401	$894

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

2  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  3

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

4  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Fund Summary  5

Annual Total Return (years ended 12/31)	Class D Shares

−2.16%	−5.04%	−6.56%	13.74%	8.71%	7.75%	10.56%	10.15%	−15.22%	24.28%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.97% Worst Quarter: 3rd-2008 −7.55%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	24.28%	6.70%	4.03%	10.16%
Return After Taxes on Distributions	23.86%	5.86%	3.05%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.92%	5.45%	2.95%	8.16%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	26.46%	0.42%	−0.95%	7.95%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.93%	4.97%	6.33%	6.31%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses, fees, or taxes)	16.65%	2.65%	2.64%	7.53%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

6  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  7

Fund Summary

Janus Contrarian Fund
Ticker: JACNX  Class D Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)		0.70%
Other Expenses		0.24%
Short Sale Dividend Expenses	0.03%
Remaining Other Expenses	0.21%
Total Annual Fund Operating Expenses		0.94%
Fee Waiver(1)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		0.94%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$96	$300	$520	$1,155

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

8  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market

Fund Summary  9

conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the

10  Janus Investment Fund

performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

−11.74%	−23.70%	53.26%	22.61%	16.02%	24.58%	21.22%	−48.11%	37.02%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 30.97% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(2/29/00)
Return Before Taxes	37.02%	4.49%	5.53%
Return After Taxes on Distributions	37.02%	3.80%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.08%	3.90%	4.78%
S&P 500® Index (reflects no deduction for expenses, fees, or	26.46%	0.42%	−0.25%
taxes)
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been

Fund Summary  11

different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson

12  Janus Investment Fund

to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  13

Fund Summary

Janus Enterprise Fund
Ticker: JANEX  Class D Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.90%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$92	$287	$498	$1,108

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

14  Janus Investment Fund

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger

Fund Summary  15

or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

16  Janus Investment Fund

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

−30.52%	−39.93%	−28.28%	35.82%	20.69%	11.40%	13.22%	21.81%	−43.13%	42.90%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 21.55% Worst Quarter: 1st-2001 −32.66%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	42.90%	4.54%	−4.78%	9.31%
Return After Taxes on Distributions	42.90%	4.54%	−4.78%	8.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.88%	3.91%	−3.92%	8.05%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  17

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

18  Janus Investment Fund

Fund Summary

Janus Fund
Ticker: JANDX  Class D Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.18%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.83%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$85	$265	$460	$1,025

Fund Summary  19

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

20  Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  21

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

−14.91%	−26.10%	−27.56%	31.71%	4.69%	3.98%	10.59%	15.22%	−39.84%	37.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.95% Worst Quarter: 3rd-2001 −25.82%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(2/5/70)
Return Before Taxes	37.30%	1.82%	−3.68%	12.49%
Return After Taxes on Distributions	37.20%	1.75%	−3.96%	9.82%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.35%	1.55%	−3.09%	9.68%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

22  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  23

Fund Summary

Janus Growth and Income Fund
Ticker: JNGIX  Class D Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Other Expenses	0.20%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.83%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$85	$265	$460	$1,025

24  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Fund Summary  25

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

26  Janus Investment Fund

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Fund Summary  27

Annual Total Return (years ended 12/31)	Class D Shares

−11.41%	−14.36%	−21.51%	24.65%	11.89%	12.48%	7.82%	8.69%	−42.48%	38.64%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 18.72% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/15/91)
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Return After Taxes on Distributions	38.41%	0.39%	−1.85%	8.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.34%	0.82%	−1.24%	8.63%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	7.21%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

28  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  29

Fund Summary

Janus Orion Fund
Ticker: JANRX  Class D Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.25%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.24%
Acquired Fund(1) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.90%
Fee Waiver(2)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		0.90%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$92	$287	$498	$1,108

30  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  31

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

32  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

−14.69%	−29.77%	43.81%	14.90%	20.93%	18.64%	32.38%	−49.78%	54.74%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.71% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(6/30/00)
Return Before Taxes	54.74%	8.10%	0.29%
Return After Taxes on Distributions	54.69%	7.99%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.63%	6.99%	0.21%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax

Fund Summary  33

return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

34  Janus Investment Fund

Fund Summary

Janus Research Core Fund
Ticker: JNRCX  Class D Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver(1)	0.14%
Net Annual Fund Operating Expenses After Fee Waiver	0.78%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$94	$293	$509	$1,131

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

Fund Summary  35

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

36  Janus Investment Fund

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

Fund Summary  37

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

38  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class D Shares

−7.15%	−12.11%	−18.02%	23.27%	13.77%	16.36%	10.28%	11.71%	−43.15%	36.47%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.48% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(6/28/96)
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Return After Taxes on Distributions	36.30%	1.63%	−0.22%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.88%	1.80%	0.15%	7.27%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  39

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

40  Janus Investment Fund

Fund Summary

Janus Research Fund
Ticker: JNRFX  Class D Shares

Investment Objective

Janus Research Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.71%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.94%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$96	$300	$520	$1,155

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Fund Summary  41

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the

42  Janus Investment Fund

Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not

Fund Summary  43

actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

−22.75%	−29.78%	−29.00%	32.11%	10.77%	6.82%	8.65%	24.52%	−44.36%	43.01%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 22.23% Worst Quarter: 4th-2008 −25.30%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/3/93)
Return Before Taxes	43.01%	2.84%	−4.24%	10.00%
Return After Taxes on Distributions	42.84%	2.79%	−4.61%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	28.14%	2.42%	−3.61%	8.21%
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	6.77%
for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.76%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

44  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since February 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  45

Fund Summary

Janus Triton Fund
Ticker: JANIX  Class D Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.46%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.12%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$114	$356	$617	$1,363

46  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  47

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

48  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Return (years ended 12/31)	Class D Shares

15.85%	20.69%	−40.53%	49.99%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.76% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year	(2/25/05)
Return Before Taxes	49.99%	8.34%
Return After Taxes on Distributions	49.96%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.54%	6.82%
Russell 2500tm Growth Index (reflects no deduction for expenses,	41.66%	2.28%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax

Fund Summary  49

return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

50  Janus Investment Fund

Fund Summary

Janus Twenty Fund
(closed to new investors)

Ticker: JNTFX  Class D Shares

Investment Objective

Janus Twenty Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.16%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$83	$259	$450	$1,002

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Fund Summary  51

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

52  Janus Investment Fund

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 6.0% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Fund Summary  53

Annual Total Return (years ended 12/31)	Class D Shares

−32.42%	−29.20%	−24.02%	25.31%	23.89%	9.42%	12.30%	35.94%	−41.97%	43.27%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 19.94% Worst Quarter: 3rd-2008 −26.00%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(4/30/85)
Return Before Taxes	43.27%	6.79%	−2.41%	12.25%
Return After Taxes on Distributions	43.27%	6.76%	−2.55%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares(1)	28.12%	5.87%	−2.07%	10.19%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	9.57%
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.29%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

54  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

Fund Summary  55

Fund Summary

Janus Venture Fund
(closed to new investors)

Ticker: JANVX  Class D Shares

Investment Objective

Janus Venture Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.26%
Short Sale Dividend Expenses	0.02%
Remaining Other Expenses	0.24%
Total Annual Fund Operating Expenses		0.90%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$92	$287	$498	$1,108

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. Small-sized companies are those who have

56  Janus Investment Fund

market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic

Fund Summary  57

conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to December 31, 2009, reflects the performance of the Fund’s former Class J Shares. If Class D Shares of the Fund had been available during periods prior to December 31, 2009, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

58  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class D Shares

−45.77%	−11.93%	−27.24%	55.75%	17.56%	1.55%	23.58%	16.36%	−51.43%	54.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 28.30% Worst Quarter: 4th-2000 −30.17%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(4/30/85)
Return Before Taxes	54.50%	1.85%	−3.54%	11.35%
Return After Taxes on Distributions	54.50%	0.63%	−4.60%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.43%	1.65%	−3.07%	9.14%
Russell 2000® Growth Index (reflects no	34.47%	0.87%	−1.37%	6.57%
deduction for expenses, fees, or taxes)
Russell 2000® Index (reflects no deduction for	27.17%	0.51%	3.51%	8.85%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class J Shares, the predecessor share class, for the periods prior to December 31, 2009. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  59

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: William H. Bales is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 1997.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agent prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

60  Janus Investment Fund

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	Since Class D Shares of the Funds did not commence operations until February 16, 2010, “Other Expenses” are based on the estimated expenses that Class D Shares of the Funds expect to incur. “Other Expenses” include an administrative fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services LLC. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16,

Additional information about the Funds  61

2011. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines

62  Janus Investment Fund

to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when,

Additional information about the Funds  63

in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

64  Janus Investment Fund

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will

Additional information about the Funds  65

limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

66  Janus Investment Fund

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to

Additional information about the Funds  67

a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative

68  Janus Investment Fund

positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap

Additional information about the Funds  69

at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

70  Janus Investment Fund

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings.

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In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance

72  Janus Investment Fund

may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions,

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“growth” stocks may perform differently from the market as a whole and other types of securities. Each of Janus Research Core Fund and Janus Research Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always

74  Janus Investment Fund

follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

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It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and in the case of each of Janus Contrarian Fund and Janus Orion Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price. Since Janus Twenty Fund normally invests primarily in a core portfolio of 20-30 common stocks, this risk may be increased.

76  Janus Investment Fund

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative fees payable pursuant to the Transfer Agency Agreement, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

78  Janus Investment Fund

Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64
Janus Twenty Fund	All Asset Levels	0.64	0.64
Janus Venture Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s, with the exception of Janus Twenty Fund and Janus Venture Fund, total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year. Details

Management of the Funds  79

discussing this performance fee are included below with further description in the SAI.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)
Janus Research Fund	0.64	±5.00%	0.71	0.71

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the

80  Janus Investment Fund

contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

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The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The reports are also available, free of charge, at janus.com/reports.

82  Janus Investment Fund

Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

Management of the Funds  83

Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

84  Janus Investment Fund

Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

Management of the Funds  85

Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Janus Twenty Fund
Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of Janus Twenty Fund, which he has managed since January 2008. Mr. Sachs was Portfolio Manager of Janus Triton Fund from its inception (February 2005) to February 2006, and Janus Orion Fund from its inception (June 2000) to December 2007. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

Janus Venture Fund
William H. Bales is Executive Vice President and Portfolio Manager of Janus Venture Fund, which he has managed or co-managed since February 1997. He is also Portfolio Manager of other Janus accounts. Mr. Bales joined Janus Capital in 1991. He holds a Bachelor of Science degree in Marketing and a Master of Science degree in Marketing and Finance from the University of Colorado.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the

Management of the Funds  87

aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

Classes of Shares

Only Class D Shares are offered by this Prospectus. The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor.

You should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-800-525-3713.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry.

Other information  89

On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In

90  Janus Investment Fund

September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross

92  Janus Investment Fund

income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact a Janus representative at 1-800-525-3713. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Distribution options

When you open an account, it will automatically provide for reinvestment of all distributions. If you have a non-retirement account, you may change your distribution option at any time by logging on to janus.com/individual, by calling a Janus representative, or by writing to the Funds at one of the addresses listed in the Shareholder’s Manual section of this Prospectus. The Funds offer the following options:

Reinvestment Option. You may reinvest your income dividends and capital gains distributions in additional shares.

Cash Option. You may receive your income dividends and capital gains distributions in cash.

Reinvest and Cash Option. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

Redirect Option. You may direct your dividends or capital gains to purchase shares of another Janus fund.

The Funds reserve the right to reinvest undeliverable and uncashed dividend and distribution checks into your open non-retirement account at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested. For more information, refer to “Distributions.”

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

Distributions and taxes  93

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to

94  Janus Investment Fund

shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Janus Growth & Core Funds

Shareholder’s Manual

This Shareholder’s Manual is for those shareholders investing directly with the Funds. This section will help you become familiar with the different types of accounts you can establish with Janus. It also explains in detail the wide array of services and features you can establish on your account, as well as describes account policies and fees that may apply to your account. Account policies (including fees), services, and features may be modified or discontinued without shareholder approval or prior notice.

Doing business with Janus

The Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

In addition, directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares.

Online – janus.com – 24 hours a day, 7 days a week

At janus.com/individual* existing shareholders can:

•	Open the following types of accounts: individual, joint, UGMA/UTMA, Traditional and Roth IRAs, Simplified Employee Pension (“SEP”) IRAs, and Coverdell Education Savings Accounts
•	Review your account or your complete portfolio
•	Buy, exchange, and sell Funds
•	View your personalized performance
•	Obtain Fund information and performance
•	Update personal information
•	Receive electronic daily, quarterly, and year-end statements, semiannual and annual reports, prospectuses, and tax forms

*	Certain account or transaction types may be restricted from being processed through janus.com. If you would like more information about these restrictions, please contact a Janus representative.

Janus XpressLine(TM) 1-888-979-7737 - 24-hour automated phone system Janus Representatives 1-800-525-3713 TDD For the speech and hearing impaired. 1-800-525-0056	Mailing Address Janus P.O. Box 173375 Denver, CO 80217-3375 For Overnight Mail Janus 720 S. Colorado Blvd., Suite 290A Denver, CO 80246-1929

98  Janus Investment Fund

Minimum investments*

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

*	The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part. Participants in certain retirement plans, including but not limited to, Janus prototype Money Purchase Pension and Profit Sharing plans, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums. Employees of Janus Capital, its wholly-owned subsidiaries, INTECH, and Perkins may open Fund accounts for $100.

Minimum Investment Requirements

Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

Types of account ownership

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Trust
An established trust can open an account. The names of each trustee, the name of the trust, and the date of the trust agreement must be included on the

Shareholder’s manual  99

application. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Tax-deferred accounts

Please refer to janus.com/individual or an account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Investing for Your Retirement

Please visit janus.com/individual or call a Janus representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation for tax year 2009 with future years increased by cost-of-living adjustments. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits for the tax year 2009. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found

100  Janus Investment Fund

under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Simplified Employee Pension (“SEP”) IRA
This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Profit Sharing or Money Purchase Pension Plans
These plans are open to corporations, partnerships, and small business owners (including sole proprietors) for the benefit of their employees and themselves. You may only open and maintain this type of account via written request. Please contact a Janus representative for more information. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Accounts for the benefit of a child

Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Coverdell Education Savings Account
This tax-deferred plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally tax-free when used for qualified education expenses. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Manual” section of this Prospectus.

Closed fund policies – Janus Twenty Fund and Janus Venture Fund

Each Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its

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investment objective. Sales to new investors have generally been discontinued and financial intermediaries may not open new accounts with the Funds or add new investors to existing omnibus accounts. Investors who meet certain criteria described below, however, may be able to purchase shares of a Fund. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you will not be able to make additional investments in that Fund unless you meet one of the specified criteria. Each Fund may resume sales of its shares at some future date, but they have no present intention to do so.

Investors who meet the following criteria may be able to invest in a Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) discretionary investment advisers may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. (“JCGI”) and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other mutual funds, may invest in the Fund; and (vii) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving

102  Janus Investment Fund

closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the Fund or where the retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for purchases into a closed Fund will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund is believed to negatively impact existing Fund shareholders.

Please refer to the chart on the following pages for information on opening an account and conducting business with Janus. With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

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To Open an Account or Buy Shares

Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a Janus representative for more information.

Although Janus Twenty Fund and Janus Venture Fund are closed to new investors, if you are a current Janus Twenty Fund or Janus Venture Fund shareholder, you may continue to purchase Fund shares through your existing Fund accounts and to reinvest dividends and capital gains in such accounts.

Online at janus.com

•	You may open a new Fund account or you may buy shares in an existing Fund account. You may elect to have Janus electronically withdraw funds from your designated bank account. You may initiate a rollover or a transfer of assets from certain tax-deferred accounts via janus.com/individual. A real-time confirmation of your transaction will be provided via janus.com/individual.

By Telephone

•	For an existing account, you may use Janus XpressLine™ to buy shares 24 hours a day, or you may call a Janus representative during normal business hours. Janus will electronically withdraw funds from your designated bank account.

•	You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a Janus representative.

By Mail/In Writing

•	To open your Fund account, complete and sign the appropriate application. Make your check payable to Janus or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

•	To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

By Automated Investments

•	To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

•	You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

Note:	For more information, refer to “Paying for Shares.”

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To Exchange Shares	To Sell Shares

Remember that Janus Twenty Fund and Janus Venture Fund are closed to new investors. Unless you meet the criteria specified in this Shareholder’s Manual, once you close your account, you may not make additional investments in the Funds.

Online at janus.com	Online at janus.com

• Exchanges may be made online at janus.com/individual.	• Redemptions may be made online at janus.com/individual.

By Telephone	By Telephone

• Generally all accounts are automatically eligible to exchange shares by telephone. To exchange all or a portion of your shares into any other available Janus fund, call Janus XpressLine™ or a Janus representative.

• Generally all accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Janus XpressLine™ or a Janus representative. The Funds reserve the right to limit the dollar amount that you may redeem from your account by telephone.

By Mail/In Writing	By Mail/In Writing

• To request an exchange in writing, please follow the instructions in “Written Instructions.”	• To request a redemption in writing, please follow the instructions in “Written Instructions.”

By Systematic Exchange	By Systematic Redemption

• You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month.	• This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis.

Note: For more information, refer to “Exchanges.”	Note: For more information, refer to “Payment of Redemption Proceeds.”

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Pricing of fund shares

NAV Determination

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases, exchanges, and redemptions will be duly processed at the NAV as described under “Policies in Relation to Transactions” after your request is received in good order by a Fund or its agent.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such

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change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Policies in Relation to Transactions

Exchanges – Exchange requests between Funds must be received in good order by a Fund or its agent prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive that day’s NAV.

Other Transactions – All phone and written requests, including but not limited to, purchases by check or automated investment, wire transfers, and ACH transfer, must be received in good order by the Fund or its agent prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) in order to receive the NAV calculated at that time. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

Administrative fees

The Funds pay an annual administrative fee of 0.12% of net assets of Class D Shares. These administrative fees are paid by the Shares of each Fund for shareholder services provided by Janus Services LLC.

Payments to financial intermediaries by Janus Capital or its affiliates

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales,

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assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

In addition, with respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Further, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the

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Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

Paying for shares

Please note the following when purchasing Shares:

•	Cash, credit cards, third party checks (with certain limited exceptions), travelers cheques, credit card checks, line of credit checks, or money orders will not be accepted.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks or an accepted Canadian bank.

•	Purchases initiated using a bill-pay service (or an equivalent) and presented either electronically or in the form of a check are considered direct deposit transactions.

•	When purchasing Shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the Janus fund account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

•	We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase Shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

•	Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in Janus Money Market Fund-Class D Shares (“Janus Money Market Fund”). For investments without a specific fund designation, where you own a single Fund account with a current balance greater than zero, the investment will be applied to that Fund account. For investments without a specific fund designation, where you own two or more Fund accounts with current balances greater than zero, and for investments in closed funds, unless you later direct Janus to

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(i) buy shares of another Janus fund or (ii) sell shares of Janus Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of Janus Money Market Fund. If you hold shares of a closed fund and submit an order directly to Janus for your account in that closed fund, your account must be open and your order must clearly indicate that you are currently a shareholder of the closed fund, or your money will be invested in Janus Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in Janus Money Market Fund until the new fund’s commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from Janus Money Market Fund to the new fund. All orders for purchase, exchange, or redemption will receive the NAV as described under “Policies in Relation to Transactions.”

•	For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

•	If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), Janus is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, Janus may temporarily limit additional share purchases. In addition, Janus may close an account if they are unable to verify a shareholder’s identity. Please contact a Janus representative if you need additional assistance when completing your application or additional information about the Anti-Money Laundering Program.

The Funds have also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Funds are required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

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Exchanges

Please note the following when exchanging shares:

•	An exchange represents the redemption (or sale) of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. A Fund’s fees and expenses differ between share classes. Exchanging from a direct share class to one held through an intermediary typically results in increased expenses. This is because share classes distributed through intermediaries include additional fees for administration and/or distribution to pay for services provided by intermediaries. Please read the Prospectus for the share class you are interested in prior to investing in that share class.

•	New regular Janus fund accounts established by exchange must be opened with $2,500 or the total account value if the value of the Janus fund account you are exchanging from is less than $2,500. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	UGMA/UTMA accounts, Traditional or Roth IRAs, Simplified Employee Pension IRAs, and Coverdell Education Savings Accounts established by exchange must meet the minimum investment requirements previously described. If the value of the Janus fund account you are exchanging from is less than the stated minimum, you must exchange the entire balance. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	New Janus fund non-retirement accounts established by an exchange (or exchange purchases to an existing Roth IRA) resulting from a required minimum distribution from a retirement account do not have an initial minimum investment requirement. (If your Janus fund account balance does not meet the minimum investment requirements, you may be subject to an annual minimum balance fee or account closure. For more information, refer to “Minimum Investment Requirements.”)

•	Exchanges between existing Janus fund accounts must meet the $100 subsequent investment requirement.

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•	For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. You may establish this option for as little as $100 per exchange. If the balance in the Janus fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

•	The Funds reserve the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	With certain limited exceptions, exchanges between Janus fund accounts will be accepted only if the registrations are identical. If you are exchanging into a closed Janus fund, you will need to meet criteria for investing in the closed fund. For more information, refer to “Closed Fund Policies.”

•	If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

Note: For the fastest and easiest way to exchange shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Payment of redemption proceeds

By Electronic Transfer – Generally all accounts are automatically eligible for the electronic redemption option if bank information is provided.

•	Next Day Wire Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer). You may be charged a fee for each wire transfer, and your bank may charge an additional fee to receive the wire.

•	ACH (Automated Clearing House) Transfer – Your redemption proceeds can be electronically transferred to your predesignated bank account on or about the second bank business day after receipt of your redemption request. There is no fee associated with this type of electronic transfer.

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By Check – Redemption proceeds will be sent to the shareholder(s) of record at the address of record normally within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

By Systematic Redemption – If no date is specified on your request, systematic redemptions will be made on or about the 24th of each month. If the balance in the Janus fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Generally, orders to sell Shares may be initiated at any time at janus.com/individual, by telephone, or in writing. Certain tax-deferred accounts may require a written request. If the Shares being sold were purchased by check or automated investment, the Funds can delay the payment of your redemption proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will be invested in Class D Shares of Janus Money Market Fund during the 15-day hold period.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Note: For the fastest and easiest way to redeem shares, log on to janus.com/individual* 24 hours a day, 7 days a week.

*	Certain account types do not allow transactions via janus.com. For more information, access janus.com/individual or refer to this Shareholder’s Manual.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means

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payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Written instructions

To redeem or exchange all or part of your Shares in writing, your request should be sent to one of the addresses listed under “Doing Business with Janus.” Requests or documents received in a language other than English may be inadvertently delayed or returned due to an inability to accurately translate the intended instructions. Please include the following information:

•	the name of the Janus fund(s) being redeemed or exchanged;
•	the account number(s);
•	the amount of money or number of shares being redeemed or exchanged;
•	the name(s) on the account;
•	the signature(s) of one or more registered account owners; and
•	your daytime telephone number.

Signature guarantee

A signature guarantee for each registered account owner is required if any of the following is applicable:

•	You request a redemption by check above a certain dollar amount.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing, or counterfeit.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations,

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trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. Direct investors should be aware that the Funds are also available for purchase through third party intermediaries. As described below, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided

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that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors in other share classes who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

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Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, for share classes sold through financial intermediaries, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds

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and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/allfunds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

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Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder services and account policies

Address Changes

For the easiest way to change the address on your account, visit janus.com/individual. You may also call a Janus representative or send a written request signed by one or more shareholder(s) of record. Include the name of the Janus fund(s) you hold, the account number(s), the name(s) on the account, and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

Bank Account Changes

For the easiest way to change your bank account of record or add new bank account information to your account, visit janus.com/individual. You may also send a written request signed by the shareholder of record or each shareholder of record if more than one. Please note that you may change or add bank information online at janus.com/individual for purchases only. Certain tax-deferred accounts may require a written notice and, in some instances, bank privileges may not be available. We cannot accept changes or additions to bank account redemption options online at janus.com/individual or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

Distributions

Generally, all income dividends and capital gains distributions will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com/individual, call a Janus representative, or send a written request signed by one or more shareholder(s) of record.

If you receive Fund distributions from an open non-retirement Fund account by check, and a distribution check sent to you at your address of record has been

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returned to Janus and you have failed to respond to follow up mailings from Janus, upon return of the follow up mailing the distribution check will be reinvested in your open Fund account at the next calculated NAV. Your non-retirement Fund account distribution checks will also be reinvested in your Fund account if you do not cash them within one year of the date they were written. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Involuntary Redemptions

The Funds reserve the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds. This includes, but is not limited to, accounts that a Fund or its agent believe are engaged in market timing. Any time shares are redeemed in a taxable account, it is considered a taxable event. You are responsible for any tax liabilities associated with an involuntary redemption of your account.

Online and Telephone Transactions

You may initiate many transactions through janus.com/individual or by calling Janus XpressLine™. You may also contact a Janus representative. Generally all new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com/individual or call a Janus representative. The Funds and their agents will not be responsible for any losses, costs, or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

Your account information should be kept private, and you should immediately review any account statements that you receive from Janus. Someone other than you could act on your account if they are able to provide the required identifying information. Contact Janus immediately about any transactions you believe to be unauthorized.

Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus representative by telephone. If you are unable to reach a Janus representative by telephone, please consider visiting janus.com/individual, calling Janus XpressLine™, or sending written instructions.

Registration Changes

To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com/individual or call a Janus representative for further instructions.

120  Janus Investment Fund

Statements, Reports, and Prospectuses

We will send you quarterly confirmations of all transactions. You may elect at janus.com/edelivery to discontinue delivery of your paper statements, and instead receive them online. In addition, at janus.com/individual, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. If you have not elected to receive online statements, your confirmation will be mailed within two days of the transaction. The Funds reserve the right to charge a fee for additional account statement requests.

The Funds produce financial reports that include a complete list of each of the Funds’ portfolio holdings semiannually, and update their prospectus annually. You may elect to receive these reports and prospectus updates electronically at janus.com/edelivery. The Funds’ fiscal year ends September 30.

Unless you instruct Janus otherwise by contacting a Janus representative, the Funds will mail only one report or prospectus to your address of record (“household”), even if more than one person in your household has a Fund account. This process, known as “householding,” reduces the amount of mail you receive and helps lower Fund expenses. If you decide that you no longer want the mailing of these documents to be combined with the other members of your household, please call a Janus representative or send a written request signed by one or more shareholder(s) of record. Individual copies will be sent within thirty (30) days after the Funds receive your instructions.

Taxpayer Identification Number

On the application or other appropriate forms, you may be asked to certify that your Social Security or employer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a certain percentage (at the currently applicable rate) of any dividends paid and redemption or exchange proceeds. In addition to this backup withholding, you may be subject to a $50 fee to reimburse the Funds for any penalty that the IRS may impose.

Temporary Suspension of Services

The Funds or their agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services. As previously noted, the Funds may postpone payment of redemption proceeds for up to seven calendar days. In addition, the Funds may suspend redemptions and/or postpone payment of redemption proceeds beyond seven calendar days whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or

Shareholder’s manual  121

(iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable. The exchange privilege may also be suspended in these circumstances.

122  Janus Investment Fund

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class D Shares of the Funds (assuming reinvestment of all dividends and distributions).

Class D Shares of the Funds commenced operations on February 16, 2010, after the restructuring of the Funds’ Class J Shares, the predecessor share class. The financial highlights shown reflect financial results for the Class J Shares of each respective Fund. If Class D Shares had been available, the financial results shown may have been different. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

Financial highlights  123

Janus Balanced Fund – Class D*
	Years ended October 31
	2009		2008	2007	2006	2005

Net asset value, beginning of period	$20.58		$27.00	$24.07	$21.62	$20.33

Income from investment operations:
Net investment income/(loss)	0.36		0.59	0.59	0.43	0.42
Net gain/(loss) on investments (both realized and unrealized)	3.80		(5.58)	2.91	2.45	1.28

Total from investment operations	4.16		(4.99)	3.50	2.88	1.70

Less distributions and other:
Dividends from net investment income	(0.74)		(0.59)	(0.57)	(0.43)	(0.41)
Distributions from capital gains	(0.58)		(0.84)	—	—	—
Return of capital	—	(1)	N/A	N/A	N/A	N/A

Total distributions and other	(1.32)		(1.43)	(0.57)	(0.43)	(0.41)

Net asset value, end of period	$23.42		$20.58	$27.00	$24.07	$21.62

Total return	21.56%		(19.34)%	14.73%	13.41%	8.43%

Net assets, end of period (in millions)	$3,439		$2,362	$2,786	$2,478	$2,507
Average net assets for the period (in millions)	$2,750		$2,734	$2,594	$2,499	$2,721
Ratio of gross expenses to average net assets(2)	0.82%		0.79%	0.79%	0.82%	0.80%
Ratio of net expenses to average net assets	0.82%		0.79%	0.79%	0.81%	0.79%
Ratio of net investment income/(loss) to average net assets	2.72%		2.42%	2.34%	1.85%	1.93%
Portfolio turnover rate	158%		109%	60%	50%	47%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(2)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

124  Janus Investment Fund

Janus Contrarian Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.90	$21.19	$17.44	$14.20	$11.74

Income from investment operations:
Net investment income/(loss)	—	0.07	0.06	0.21	0.05
Net gain/(loss) on investments (both realized and unrealized)	1.22	(9.40)	5.71	3.25	2.44

Total from investment operations	1.22	(9.33)	5.77	3.46	2.49

Less distributions and other:
Dividends from net investment income	(0.05)	(0.08)	(0.21)	(0.04)	(0.03)
Distributions from capital gains	(0.37)	(0.88)	(1.81)	(0.18)	—
Return of capital	(0.01)	N/A	N/A	N/A	N/A

Total distributions and other	(0.43)	(0.96)	(2.02)	(0.22)	(0.03)

Net asset value, end of period	$11.69	$10.90	$21.19	$17.44	$14.20

Total return	12.35%	(46.02)%	36.17%	24.60%	21.19%

Net assets, end of period (in millions)	$3,655	$3,928	$8,452	$4,003	$2,906
Average net assets for the period (in millions)	$3,398	$7,252	$6,379	$3,512	$2,716
Ratio of gross expenses to average net assets(1)(2)	1.01%	1.01%	0.97%	0.95%	0.93%
Ratio of net expenses to average net assets(2)	1.00%	1.00%	0.96%	0.94%	0.93%
Ratio of net investment income/(loss) to average net assets	0.02%	0.43%	0.38%	1.41%	0.45%
Portfolio turnover rate	80%	52%	28%	39%	42%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.98% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  125

Janus Enterprise Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$35.71	$59.39	$45.65	$39.48	$33.73

Income from investment operations:
Net investment income/(loss)	(0.01)	0.05	(0.01)	(0.04)	—
Net gain/(loss) on investments (both realized and unrealized)	6.80	(23.73)	13.75	6.21	5.75

Total from investment operations	6.79	(23.68)	13.74	6.17	5.75

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$42.50	$35.71	$59.39	$45.65	$39.48

Total return	19.01%	(39.87)%	30.10%	15.63%	17.05%

Net assets, end of period (in millions)	$1,522	$1,398	$2,233	$1,744	$1,704
Average net assets for the period (in millions)	$1,336	$2,026	$1,926	$1,779	$1,729
Ratio of gross expenses to average net assets(1)	0.99%	0.92%	0.94%	1.00%	0.96%
Ratio of net expenses to average net assets	0.98%	0.92%	0.93%	0.99%	0.95%
Ratio of net investment income/(loss) to average net assets	(0.09)%	0.04%	(0.04)%	(0.24)%	(0.30)%
Portfolio turnover rate	41%	69%	32%	40%	28%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

126  Janus Investment Fund

Janus Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.35	$33.66	$27.43	$24.44	$22.69

Income from investment operations:
Net investment income/(loss)	0.11	0.18	0.16	0.09	0.02
Net gain/(loss) on investments (both realized and unrealized)	3.76	(13.33)	6.17	2.92	1.73

Total from investment operations	3.87	(13.15)	6.33	3.01	1.75

Less distributions:
Dividends from net investment income	(0.27)	(0.16)	(0.10)	(0.02)	—
Distributions from capital gains	—	—	—	—	—

Total distributions	(0.27)	(0.16)	(0.10)	(0.02)	—

Net asset value, end of period	$23.95	$20.35	$33.66	$27.43	$24.44

Total return	19.35%	(39.24)%	23.12%	12.31%	7.71%

Net assets, end of period (in millions)	$8,100	$7,528	$13,039	$11,209	$11,143
Average net assets for the period (in millions)	$7,312	$10,974	$11,817	$11,232	$12,310
Ratio of gross expenses to average net assets(1)	0.89%	0.88%	0.88%	0.90%	0.88%
Ratio of net expenses to average net assets	0.88%	0.87%	0.87%	0.90%	0.87%
Ratio of net investment income/(loss) to average net assets	0.49%	0.60%	0.52%	0.34%	0.07%
Portfolio turnover rate	60%	95%	32%	69%	78%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Financial highlights  127

Janus Growth and Income Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$21.90	$44.20	$37.36	$33.97	$29.29

Income from investment operations:
Net investment income/(loss)	0.28	0.38	0.63	0.61	0.24
Net gain/(loss) on investments (both realized and unrealized)	4.56	(17.92)	6.86	3.30	4.66

Total from investment operations	4.84	(17.54)	7.49	3.91	4.90

Less distributions:
Dividends from net investment income	(0.27)	(0.49)	(0.65)	(0.52)	(0.22)
Distributions from capital gains	—	(4.27)	—	—	—

Total distributions	(0.27)	(4.76)	(0.65)	(0.52)	(0.22)

Net asset value, end of period	$26.47	$21.90	$44.20	$37.36	$33.97

Total return	22.32%	(43.79)%	20.22%	11.56%	16.79%

Net assets, end of period (in millions)	$3,623	$3,346	$7,108	$6,781	$5,735
Average net assets for the period (in millions)	$3,232	$5,464	$6,738	$6,677	$5,455
Ratio of gross expenses to average net assets(1)	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of net expenses to average net assets	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of net investment income/(loss) to average net assets	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio turnover rate	40%	76%	54%	50%	38%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

128  Janus Investment Fund

Janus Orion Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.14	$13.57	$9.49	$7.80	$6.25

Income from investment operations:
Net investment income/(loss)	0.01	0.08	0.03	0.04	0.03
Net gain/(loss) on investments (both realized and unrealized)	1.95	(6.47)	4.07	1.71	1.52

Total from investment operations	1.96	(6.39)	4.10	1.75	1.55

Less distributions and other:
Dividends from net investment income	(0.06)	(0.04)	(0.02)	(0.06)	—
Distributions from capital gains	—	—	—	—	—
Return of capital	(0.01)	N/A	N/A	N/A	N/A

Total distributions and other	(0.07)	(0.04)	(0.02)	(0.06)	—

Net asset value, end of period	$9.03	$7.14	$13.57	$9.49	$7.80

Total return	27.96%	(47.21)%	43.32%	22.58%	24.80%

Net assets, end of period (in millions)	$3,134	$2,695	$5,188	$3,243	$691
Average net assets for the period (in millions)	$2,600	$4,709	$3,774	$966	$590
Ratio of gross expenses to average net assets(1)(2)	0.97%	0.94%	0.93%	1.00%	1.02%
Ratio of net expenses to average net assets(3)	0.96%	0.94%	0.92%	0.99%	1.01%
Ratio of net investment income/(loss) to average net assets	0.14%	0.67%	0.34%	0.80%	0.52%
Portfolio turnover rate	125%	144%	24%	63%	68%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.96% in 2009 and 0.93% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

(3)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.95% in 2009 and 0.92% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  129

Janus Research Core Fund – Class D*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$16.02	$30.28		$25.43	$22.15	$18.78

Income from investment operations:
Net investment income/(loss)	0.13	0.25		0.14	0.11	0.11
Net gain/(loss) on investments (both realized and unrealized)	2.56	(12.10)		4.85	3.24	3.34

Total from investment operations	2.69	(11.85)		4.99	3.35	3.45

Less distributions:
Dividends from net investment income	(0.25)	(0.22)		(0.11)	(0.07)	(0.08)
Distributions from capital gains	(0.55)	(2.19)		(0.03)	—	—

Total distributions	(0.80)	(2.41)		(0.14)	(0.07)	(0.08)

Net asset value, end of period	$17.91	$16.02		$30.28	$25.43	$22.15

Total return	18.35%	(42.21)%		19.71%	15.15%	18.44%

Net assets, end of period (in millions)	$554	$556		$1,143	$1,018	$721
Average net assets for the period (in millions)	$499	$890		$1,068	$956	$653
Ratio of gross expenses to average net assets(1)(2)	0.94%	0.91%		0.87%	0.92%	0.90%
Ratio of net expenses to average net assets	0.93%	0.90%		0.87%	0.91%	0.89%
Ratio of net investment income/(loss) to average net assets	0.84%	1.01%	(3)	0.48%	0.49%	0.50%
Portfolio turnover rate	58%	157%		33%	46%	74%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The ratio was 1.00% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(3)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.02%. The adjustment had no impact on total net assets or total return.

130  Janus Investment Fund

Janus Research Fund – Class D*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.25	$32.09	$24.19	$22.05	$19.48

Income from investment operations:
Net investment income/(loss)	0.17	0.05	0.03	0.02	0.09
Net gain/(loss) on investments (both realized and unrealized)	4.23	(13.86)	7.89	2.18	2.51

Total from investment operations	4.40	(13.81)	7.92	2.20	2.60

Less distributions:
Dividends from net investment income	(0.16)	(0.03)	(0.02)	(0.06)	(0.03)
Distributions from capital gains	—	—	—	—	—

Total distributions	(0.16)	(0.03)	(0.02)	(0.06)	(0.03)

Net asset value, end of period	$22.49	$18.25	$32.09	$24.19	$22.05

Total return	24.29%	(43.08)%	32.76%	10.00%	13.35%

Net assets, end of period (in millions)	$2,890	$2,591	$5,006	$3,877	$4,473
Average net assets for the period (in millions)	$2,505	$4,098	$4,267	$4,052	$4,448
Ratio of gross expenses to average net assets(1)	1.02%	1.06%	1.01%	0.98%	0.93%
Ratio of net expenses to average net assets	1.01%	1.05%	1.00%	0.97%	0.92%
Ratio of net investment income/(loss) to average net assets	0.59%	0.24%	0.11%	0.11%	0.42%
Portfolio turnover rate	83%	102%	72%	147%	38%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Financial highlights  131

Janus Triton Fund – Class D*
	Years or Period ended
	October 31
	2009		2008		2007	2006	2005(1)

Net asset value, beginning of period	$8.89		$17.13		$13.09	$10.86	$10.00

Income from investment operations:
Net investment income/(loss)	0.01		0.02		—	0.01	—
Net gain/(loss) on investments (both realized and unrealized)	2.70		(6.36)		4.22	2.27	0.86

Total from investment operations	2.71		(6.34)		4.22	2.28	0.86

Less distributions and other:
Dividends from net investment income	—	(2)	—		—	(0.03)	—
Distributions from capital gains	—		(1.90)		(0.18)	(0.02)	—
Return of capital	N/A		—	(3)	N/A	N/A	N/A

Total distributions and other	—		(1.90)		(0.18)	(0.05)	—

Net asset value, end of period	$11.60		$8.89		$17.13	$13.09	$10.86

Total return(4)	30.55%		(41.05)%		32.57%	21.06%	8.60%

Net assets, end of period (in millions)	$315		$123		$152	$112	$38
Average net assets for the period (in millions)	$193		$143		$120	$105	$26
Ratio of gross expenses to average net assets(5)(6)	1.18%		1.20%		1.13%	1.11%	1.27%	(7)
Ratio of net expenses to average net assets(5)(8)	1.17%		1.20%		1.11%	1.09%	1.25%
Ratio of net investment income/(loss) to average net assets(5)	0.06%		(0.23)%		(0.28)%	0.12%	(0.24)%
Portfolio turnover rate(5)	50%		88%		93%	262%	48%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	Fiscal period from February 25, 2005 (inception) through October 31, 2005.
(2)	Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year.
(3)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.18% in 2009 and 1.16% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.
(7)	The ratio was 1.85% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(8)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.17% in 2009 and 1.16% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

132  Janus Investment Fund

Janus Twenty Fund – Class D*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$46.29	$74.70		$52.93	$47.63	$39.60

Income from investment operations:
Net investment income/(loss)	0.06	0.01		0.15	0.32	0.10
Net gain/(loss) on investments (both realized and unrealized)	10.66	(28.27)		21.94	5.08	7.94

Total from investment operations	10.72	(28.26)		22.09	5.40	8.04

Less distributions and other:
Dividends from net investment income	—	(0.15)		(0.32)	(0.10)	(0.01)
Distributions from capital gains	—	—		—	—	—
Return of capital	(0.01)	N/A		N/A	N/A	N/A

Total distributions and other	(0.01)	(0.15)		(0.32)	(0.10)	(0.01)

Net asset value, end of period	$57.00	$46.29		$74.70	$52.93	$47.63

Total return	23.16%	(37.91)%		41.95%	11.35%	20.31%

Net assets, end of period (in millions)	$9,016	$7,671		$12,769	$9,582	$9,613
Average net assets for the period (in millions)	$7,847	$11,801		$10,355	$9,512	$9,459
Ratio of gross expenses to average net assets(1)(2)	0.86%	0.85%		0.88%	0.88%	0.86%
Ratio of net expenses to average net assets(2)	0.86%	0.84%		0.88%	0.87%	0.86%
Ratio of net investment income/(loss) to average net assets	(0.10)%	(0.07)%	(3)	0.22%	0.60%	0.21%
Portfolio turnover rate	32%	42%		20%	41%	44%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.86% in 2007 and 0.87% in 2006, without the inclusion of dividends and interest on short positions and any stock loan fees.
(3)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.09%. The adjustment had no impact on total net assets or total return.

Financial highlights  133

Janus Venture Fund – Class D*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$29.82	$79.09		$65.75	$56.82	$51.57

Income from investment operations:
Net investment income/(loss)	—	0.07		(0.02)	(0.06)	—
Net gain/(loss) on investments (both realized and unrealized)	8.86	(34.87)		20.85	11.92	5.25

Total from investment operations	8.86	(34.80)		20.83	11.86	5.25

Less distributions and other:
Dividends from net investment income	—	—		—	—	—
Distributions from capital gains	—	(14.47)		(7.49)	(2.93)	—
Return of capital	N/A	—	(1)	N/A	N/A	N/A

Total distributions and other	—	(14.47)		(7.49)	(2.93)	—

Net asset value, end of period	$38.68	$29.82		$79.09	$65.75	$56.82

Total return	29.71%	(52.62)%		34.68%	21.69%	10.18%

Net assets, end of period (in millions)	$921	$761		$1,764	$1,398	$1,293
Average net assets for the period (in millions)	$776	$1,269		$1,549	$1,353	$1,368
Ratio of gross expenses to average net assets(2)(3)	0.93%	0.90%		0.88%	0.91%	0.87%
Ratio of net expenses to average net assets(3)	0.93%	0.90%		0.87%	0.91%	0.87%
Ratio of net investment income/(loss) to average net assets	(0.48)%	(0.46)%		(0.49)%	(0.55)%	(0.64)%
Portfolio turnover rate	40%	31%		57%	55%	63%

*	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class.
(1)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(2)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.91% in 2009 and 0.89% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

134  Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Glossary of investment terms  135

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

136  Janus Investment Fund

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Glossary of investment terms  137

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

138  Janus Investment Fund

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

Glossary of investment terms  139

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

140  Janus Investment Fund

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Glossary of investment terms  141

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

142  Janus Investment Fund

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting a Janus representative at 1-800-525-3713. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/reports. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

PO Box 173375
Denver, CO 80217-3375
1-800-525-3713

The Trust’s Investment Company Act File No. is 811-1879.

                                                        ▼ February 16, 2010

Growth & Core	Class I Shares
Janus Balanced Fund	JBALX
Janus Contrarian Fund	JCONX
Janus Enterprise Fund	JMGRX
Janus Fund	JGROX
Janus Growth and Income Fund	JGINX
Janus Orion Fund	JORFX
Janus Research Core Fund	JCEFX
Janus Research Fund	JRAIX
Janus Triton Fund	JSMGX

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes nine portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class I Shares (the “Shares”) are offered by this Prospectus. The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. The Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments. The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	8
Janus Enterprise Fund	14
Janus Fund	19
Janus Growth and Income Fund	24
Janus Orion Fund	30
Janus Research Core Fund	35
Janus Research Fund	41
Janus Triton Fund	46

Additional information about the Funds
Fees and expenses	51
Additional investment strategies and general portfolio policies	52
Risks of the Funds	61

Management of the Funds
Investment adviser	68
Management expenses	68
Investment personnel	74

Other information	79

Distributions and taxes	82

Shareholder’s guide
Pricing of fund shares	85
Administrative fees	87
Payments to financial intermediaries by Janus Capital or its affiliates	87
Purchases	88
Exchanges	90
Redemptions	91
Excessive trading	92
Shareholder communications	96

Financial highlights	97

Glossary of investment terms	107

Table of contents  1

Fund Summary

Janus Balanced Fund
Ticker: JBALX  Class I Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.63%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$64	$202	$351	$786

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

2  Janus Investment Fund

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  3

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

4  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  5

Annual Total Return (years ended 12/31)	Class I Shares

−2.16%	−5.04%	−6.56%	13.74%	8.71%	7.75%	10.56%	10.15%	−15.22%	24.28%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.97% Worst Quarter: 3rd-2008 −7.55%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	24.28%	6.70%	4.03%	10.16%
Return After Taxes on Distributions	23.86%	5.86%	3.05%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.92%	5.45%	2.95%	8.16%
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.95%
fees, or taxes)
Barclays Capital U.S. Aggregate Bond Index (reflects	5.93%	4.97%	6.33%	6.31%
no deduction for expenses, fees, or taxes)
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses,	16.65%	2.65%	2.64%	7.53%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

6  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  7

Fund Summary

Janus Contrarian Fund
Ticker: JCONX  Class I Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)		0.70%
Other Expenses		0.14%
Short Sale Dividend Expenses	0.03%
Remaining Other Expenses	0.11%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver(1)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		0.84%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$86	$268	$466	$1,037

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

8  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market

Fund Summary  9

conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using

10  Janus Investment Fund

the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

−11.74%	−23.70%	53.26%	22.37%	16.02%	24.58%	21.22%	−48.11%	37.02%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 30.97% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(2/29/00)
Return Before Taxes	37.02%	4.49%	5.53%
Return After Taxes on Distributions	37.02%	3.80%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.08%	3.90%	4.78%
S&P 500® Index (reflects no deduction for expenses, fees, or	26.46%	0.42%	−0.25%
taxes)
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J

Fund Summary  11

Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to

12  Janus Investment Fund

recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  13

Fund Summary

Janus Enterprise Fund
Ticker: JMGRX  Class I Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.82%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$84	$262	$455	$1,014

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

14  Janus Investment Fund

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger

Fund Summary  15

or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the

16  Janus Investment Fund

periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

−30.52%	−39.93%	−28.28%	35.82%	20.69%	11.40%	13.22%	21.81%	−43.13%	42.90%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 21.55% Worst Quarter: 1st-2001 −32.66%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	42.90%	4.54%	−4.78%	9.31%
Return After Taxes on Distributions	42.90%	4.54%	−4.78%	8.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.88%	3.91%	−3.92%	8.05%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  17

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

18  Janus Investment Fund

Fund Summary

Janus Fund
Ticker: JGROX  Class I Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.09%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.74%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$76	$237	$411	$918

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio

Fund Summary  19

turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its

20  Janus Investment Fund

anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  21

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

−14.91%	−26.10%	−27.56%	31.71%	4.69%	3.98%	10.59%	15.22%	−39.84%	37.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.95% Worst Quarter: 3rd-2001 −25.82%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(2/5/70)
Return Before Taxes	37.30%	1.82%	−3.68%	12.49%
Return After Taxes on Distributions	37.20%	1.75%	−3.96%	9.82%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.35%	1.55%	−3.09%	9.68%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

22  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  23

Fund Summary

Janus Growth and Income Fund
Ticker: JGINX  Class I Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Other Expenses	0.11%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.74%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$76	$237	$411	$918

24  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Fund Summary  25

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

26  Janus Investment Fund

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  27

Annual Total Return (years ended 12/31)	Class I Shares

−11.41%	−14.36%	−21.51%	24.65%	11.89%	12.48%	7.82%	8.69%	−42.48%	38.64%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 18.72% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/15/91)
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Return After Taxes on Distributions	38.41%	0.39%	−1.85%	8.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.34%	0.82%	−1.24%	8.63%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	7.21%
for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

28  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  29

Fund Summary

Janus Orion Fund
Ticker: JORFX  Class I Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.18%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.17%
Acquired Fund(1) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver(2)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		0.83%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$85	$265	$460	$1,025

30  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  31

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of

32  Janus Investment Fund

Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

−14.69%	−29.77%	43.81%	14.90%	20.93%	18.64%	32.38%	−49.78%	54.74%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.71% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(6/30/00)
Return Before Taxes	54.74%	8.10%	0.29%
Return After Taxes on Distributions	54.69%	7.99%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.63%	6.99%	0.21%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest

Fund Summary  33

individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

34  Janus Investment Fund

Fund Summary

Janus Research Core Fund
Ticker: JCEFX  Class I Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver(1)	0.18%
Net Annual Fund Operating Expenses After Fee Waiver	0.66%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$86	$268	$466	$1,037

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

Fund Summary  35

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

36  Janus Investment Fund

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

Fund Summary  37

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

38  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class I Shares

−7.15%	−12.11%	−18.02%	23.27%	13.77%	16.36%	10.28%	11.71%	−43.15%	36.47%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.48% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(6/28/96)
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Return After Taxes on Distributions	36.30%	1.63%	−0.22%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.88%	1.80%	0.15%	7.27%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  39

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

40  Janus Investment Fund

Fund Summary

Janus Research Fund
Ticker: JRAIX  Class I Shares

Investment Objective

Janus Research Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.71%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.82%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$84	$262	$455	$1,014

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Fund Summary  41

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the

42  Janus Investment Fund

Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Fund Summary  43

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

−22.75%	−29.78%	−29.00%	32.11%	10.77%	6.82%	8.65%	24.52%	−44.36%	43.01%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 22.23% Worst Quarter: 4th-2008 −25.30%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/3/93)
Return Before Taxes	43.01%	2.84%	−4.24%	10.00%
Return After Taxes on Distributions	42.84%	2.79%	−4.61%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	28.14%	2.42%	−3.61%	8.21%
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	6.77%
for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.76%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state

44  Janus Investment Fund

and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since February 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  45

Fund Summary

Janus Triton Fund
Ticker: JSMGX  Class I Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.34%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.00%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I Shares	$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio

46  Janus Investment Fund

turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than

Fund Summary  47

are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

48  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class I Shares

15.85%	20.69%	−40.53%	49.99%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.76% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year	(2/25/05)
Return Before Taxes	49.99%	8.34%
Return After Taxes on Distributions	49.96%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.54%	6.82%
Russell 2500tm Growth Index (reflects no deduction for expenses, fees, or taxes)	41.66%	2.28%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class I Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state

Fund Summary  49

and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

50  Janus Investment Fund

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16, 2011. The expense limits are described in the “Management Expenses” section

Additional information about the Funds  51

of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the

52  Janus Investment Fund

extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a

Additional information about the Funds  53

price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

54  Janus Investment Fund

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund and Janus Orion Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will

Additional information about the Funds  55

limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

56  Janus Investment Fund

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund and Janus Orion Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to

Additional information about the Funds  57

a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative

58  Janus Investment Fund

positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap

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at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

60  Janus Investment Fund

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings.

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In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance

62  Janus Investment Fund

may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions,

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“growth” stocks may perform differently from the market as a whole and other types of securities. Each of Janus Research Core Fund and Janus Research Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always

64  Janus Investment Fund

follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

Additional information about the Funds  65

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund and Janus Orion Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and each Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are

66  Janus Investment Fund

customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

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Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year. Details discussing this performance fee are included below with further description in the SAI.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table

Management of the Funds  69

below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)
Janus Research Fund	0.64	±5.00%	0.71	0.71

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment

70  Janus Investment Fund

is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance

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measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

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Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

74  Janus Investment Fund

Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

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Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

76  Janus Investment Fund

Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in

Management of the Funds  77

gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

Classes of Shares

Only Class I Shares are offered by this Prospectus. The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms. The Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments. The Shares are not offered directly to individual investors. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Not all financial intermediaries offer all classes.

If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-877-335-2687.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

Other information  79

Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated

80  Janus Investment Fund

administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

82  Janus Investment Fund

tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary or a Janus representative (1-800-333-1181). Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made

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available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

84  Janus Investment Fund

Shareholder’s guide

The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. The Shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.

The Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments. Not all financial intermediaries offer all classes of shares. For instructions on how to purchase, exchange, or redeem Shares, contact your financial intermediary, a Janus representative at 1-800-333-1181, or refer to your plan documents.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Pricing of fund shares

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events

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include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

If you hold a Fund account through a financial intermediary or plan sponsor, all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not

86  Janus Investment Fund

responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Administrative fees

Certain intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. These administrative fees are paid by the Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Funds converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the Shares may increase.

Payments to financial intermediaries by Janus Capital or its affiliates

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

For Class I Shares, as well as for other share classes, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments

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described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

Purchases

Purchases of Shares may generally be made only through financial intermediaries and by certain institutional investors. Contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For

88  Janus Investment Fund

more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

Minimum Investment Requirements

The minimum investment for Class I Shares is $1 million for institutional investors. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $500 for tax-deferred accounts and $2,500 for other account types. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Funds, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

Shareholder’s guide  89

Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Exchanges

Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary, a Janus representative (1-800-333-1181), or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

90  Janus Investment Fund

Redemptions

Redemptions, like purchases, may generally be effected only through financial intermediaries and by certain institutional investors. Please contact your financial intermediary, a Janus representative (1-800-333-1181), or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of

Shareholder’s guide  91

redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Systematic Withdrawal Plan

You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative, if you hold Shares directly with a Fund) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

92  Janus Investment Fund

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made

Shareholder’s guide  93

pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be

94  Janus Investment Fund

unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance

Shareholder’s guide  95

attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder communications

Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for sending you periodic statements of all transactions, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus, if you hold Shares directly with a Fund) to obtain these reports. The Funds’ fiscal year ends September 30.

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Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares of the Funds (assuming reinvestment of all dividends and distributions).

Financial highlights  97

Janus Balanced Fund – Class I
	Period ended
	October 31
	2009(1)

Net asset value, beginning of period	$21.31

Income from investment operations:
Net investment income/(loss)	0.04
Net gain/(loss) on investments (both realized and unrealized)	2.20

Total from investment operations	2.24

Less distributions and other:
Dividends from net investment income	(0.12)
Distributions from capital gains	—
Return of capital	—	(2)

Total distributions and other	(0.12)

Net asset value, end of period	$23.43

Total return(3)	10.50%

Net assets, end of period (in thousands)	$104,063
Average net assets for the period (in thousands)	$56,942
Ratio of gross expenses to average net assets(4)	0.63%
Ratio of net expenses to average net assets(4)	0.62%
Ratio of net investment income/(loss) to average net assets(4)	2.57%
Portfolio turnover rate(4)	158%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

98  Janus Investment Fund

Janus Contrarian Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.42

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	1.28

Total from investment operations	1.28

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.70

Total return(2)	12.28%

Net assets, end of period (in thousands)	$57,734
Average net assets for the period (in thousands)	$27,329
Ratio of gross expenses to average net assets(3)	0.94%
Ratio of net expenses to average net assets(3)	0.90%
Ratio of net investment income/(loss) to average net assets(3)	(0.13)%
Portfolio turnover rate(3)	80%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  99

Janus Enterprise Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$36.63

Income from investment operations:
Net investment income/(loss)	0.05
Net gain/(loss) on investments (both realized and unrealized)	5.83

Total from investment operations	5.88

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$42.51

Total return(2)	16.05%

Net assets, end of period (in thousands)	$416,272
Average net assets for the period (in thousands)	$395,409
Ratio of gross expenses to average net assets(3)	0.82%
Ratio of net expenses to average net assets(3)	0.81%
Ratio of net investment income/(loss) to average net assets(3)	0.16%
Portfolio turnover rate(3)	41%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

100  Janus Investment Fund

Janus Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$20.86

Income from investment operations:
Net investment income/(loss)	0.02
Net gain/(loss) on investments (both realized and unrealized)	3.08

Total from investment operations	3.10

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$23.96

Total return(2)	14.86%

Net assets, end of period (in thousands)	$25,857
Average net assets for the period (in thousands)	$18,996
Ratio of gross expenses to average net assets(3)	0.73%
Ratio of net expenses to average net assets(3)	0.71%
Ratio of net investment income/(loss) to average net assets(3)	0.31%
Portfolio turnover rate(3)	60%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  101

Janus Growth and Income Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.04
Net gain/(loss) on investments (both realized and unrealized)	3.24

Total from investment operations	3.28

Less distributions:
Dividends from net investment income	(0.04)
Distributions from capital gains	—

Total distributions	(0.04)

Net asset value, end of period	$26.48

Total return(2)	14.12%

Net assets, end of period (in thousands)	$6,761
Average net assets for the period (in thousands)	$2,059
Ratio of gross expenses to average net assets(3)(4)	0.72%
Ratio of net expenses to average net assets(3)	0.67%
Ratio of net investment income/(loss) to average net assets(3)	0.42%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 0.73% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

102  Janus Investment Fund

Janus Orion Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$7.59

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	1.45

Total from investment operations	1.45

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$9.04

Total return(2)	19.10%

Net assets, end of period (in thousands)	$9,121
Average net assets for the period (in thousands)	$2,354
Ratio of gross expenses to average net assets(3)(4)	0.74%
Ratio of net expenses to average net assets(3)(5)	0.66%
Ratio of net investment income/(loss) to average net assets(3)	(0.31)%
Portfolio turnover rate(3)	125%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.73% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.65% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  103

Janus Research Core Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$15.44

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	2.46

Total from investment operations	2.47

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$17.91

Total return(2)	16.00%

Net assets, end of period (in thousands)	$2,437
Average net assets for the period (in thousands)	$1,092
Ratio of gross expenses to average net assets(3)(4)	0.69%
Ratio of net expenses to average net assets(3)	0.65%
Ratio of net investment income/(loss) to average net assets(3)	0.58%
Portfolio turnover rate(3)	58%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 0.84% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

104  Janus Investment Fund

Janus Research Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$19.41

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	3.09

Total from investment operations	3.09

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$22.50

Total return(2)	15.92%

Net assets, end of period (in thousands)	$6,821
Average net assets for the period (in thousands)	$794
Ratio of gross expenses to average net assets(3)	1.02%
Ratio of net expenses to average net assets(3)	0.85%
Ratio of net investment income/(loss) to average net assets(3)	(0.57)%
Portfolio turnover rate(3)	83%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  105

Janus Triton Fund – Class I
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.26

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	1.36

Total from investment operations	1.37

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.63

Total return(2)	13.35%

Net assets, end of period (in thousands)	$4,377
Average net assets for the period (in thousands)	$1,277
Ratio of gross expenses to average net assets(3)(4)	1.01%
Ratio of net expenses to average net assets(3)(5)	0.97%
Ratio of net investment income/(loss) to average net assets(3)	0.73%
Portfolio turnover rate(3)	50%

(1)	Period July 6, 2009 (inception of Class I Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.01% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.97% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

106  Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Glossary of investment terms  107

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

108  Janus Investment Fund

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Glossary of investment terms  109

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

110  Janus Investment Fund

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

Glossary of investment terms  111

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

112  Janus Investment Fund

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Glossary of investment terms  113

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

114  Janus Investment Fund

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

Glossary of investment terms  115

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

                                                        ▼ February 16, 2010

Growth & Core	Class R Shares
Janus Balanced Fund	JDBRX
Janus Contrarian Fund	JCNRX
Janus Enterprise Fund	JDMRX
Janus Fund	JDGRX
Janus Growth and Income Fund	JDNRX
Janus Orion Fund	JORRX
Janus Research Core Fund	JDQRX
Janus Triton Fund	JGMRX

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes eight portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class R Shares (the “Shares”) are offered by this Prospectus. The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms. The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	8
Janus Enterprise Fund	14
Janus Fund	19
Janus Growth and Income Fund	24
Janus Orion Fund	30
Janus Research Core Fund	36
Janus Triton Fund	42

Additional information about the Funds
Fees and expenses	47
Additional investment strategies and general portfolio policies	48
Risks of the Funds	57

Management of the Funds
Investment adviser	64
Management expenses	64
Investment personnel	70

Other information	74

Distributions and taxes	77

Shareholder’s guide
Pricing of fund shares	80
Distribution and service fees	82
Payments to financial intermediaries by Janus Capital or its affiliates	82
Purchases	84
Exchanges	85
Redemptions	85
Excessive trading	87
Shareholder communications	91

Financial highlights	92

Glossary of investment terms	101

Table of contents  1

Fund Summary

Janus Balanced Fund
Ticker: JDBRX  Class R Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.35%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$137	$428	$739	$1,624

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes

2  Janus Investment Fund

when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  3

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

4  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  5

Annual Total Return (years ended 12/31)	Class R Shares

−2.65%	−5.48%	−7.05%	13.29%	8.20%	7.14%	10.00%	9.69%	−15.48%	23.26%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.70% Worst Quarter: 3rd-2008 −7.81%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	23.26%	6.13%	3.51%	9.77%
Return After Taxes on Distributions	22.93%	5.32%	2.56%	8.27%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.22%	4.97%	2.52%	7.85%
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.95%
fees, or taxes)
Barclays Capital U.S. Aggregate Bond Index (reflects	5.93%	4.97%	6.33%	6.31%
no deduction for expenses, fees, or taxes)
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses,	16.65%	2.65%	2.64%	7.53%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

6  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  7

Fund Summary

Janus Contrarian Fund
Ticker: JCNRX  Class R Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)		0.70%
Distribution/Service (12b-1) Fees		0.50%
Other Expenses		0.37%
Short Sale Dividend Expenses	0.03%
Remaining Other Expenses	0.34%
Total Annual Fund Operating Expenses		1.57%
Fee Waiver(1)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.57%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$160	$496	$855	$1,867

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio

8  Janus Investment Fund

turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further,

Fund Summary  9

regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance

10  Janus Investment Fund

shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class R Shares

−12.28%	−24.18%	52.64%	21.63%	15.26%	23.83%	20.53%	−48.25%	35.59%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 30.35% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(2/29/00)
Return Before Taxes	35.59%	3.84%	4.91%
Return After Taxes on Distributions	35.59%	3.15%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.13%	3.34%	4.23%
S&P 500® Index (reflects no deduction for expenses, fees, or	26.46%	0.42%	−0.25%
taxes)
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  11

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a

12  Janus Investment Fund

conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  13

Fund Summary

Janus Enterprise Fund
Ticker: JDMRX  Class R Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.57%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$160	$496	$855	$1,867

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

14  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies

Fund Summary  15

tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

16  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class R Shares

−30.99%	−40.32%	−28.83%	35.58%	20.35%	10.65%	12.69%	21.40%	−43.22%	41.45%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.66% Worst Quarter: 1st-2001 −33.27%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	41.45%	3.98%	−5.28%	8.85%
Return After Taxes on Distributions	41.45%	3.98%	−5.28%	8.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	26.94%	3.42%	−4.30%	7.65%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return

Fund Summary  17

information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

18  Janus Investment Fund

Fund Summary

Janus Fund
Ticker: JDGRX  Class R Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.46%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$149	$462	$797	$1,746

Fund Summary  19

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

20  Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  21

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class R Shares

−16.05%	−26.18%	−28.63%	31.71%	4.23%	2.91%	10.04%	15.17%	−39.84%	35.38%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.19% Worst Quarter: 3rd-2001 −26.58%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(2/5/70)
Return Before Taxes	35.38%	1.21%	−4.21%	12.12%
Return After Taxes on Distributions	35.30%	1.14%	−4.48%	8.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.08%	1.03%	−3.50%	8.59%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

22  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  23

Fund Summary

Janus Growth and Income Fund
Ticker: JDNRX  Class R Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.33%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.46%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$149	$462	$797	$1,746

24  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Fund Summary  25

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

26  Janus Investment Fund

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  27

Annual Total Return (years ended 12/31)	Class R Shares

−12.03%	−14.70%	−22.01%	24.24%	11.33%	11.75%	7.18%	8.37%	−42.62%	37.18%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 18.00% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/15/91)
Return Before Taxes	37.18%	0.43%	−1.88%	9.68%
Return After Taxes on Distributions	37.01%	−0.16%	−2.36%	8.57%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.32%	0.34%	−1.67%	8.25%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	7.21%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

28  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  29

Fund Summary

Janus Orion Fund
Ticker: JORRX  Class R Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.50%
Other Expenses		0.35%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.34%
Acquired Fund(1) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver(2)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.50%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s

30  Janus Investment Fund

operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$153	$474	$818	$1,791

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further,

Fund Summary  31

regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance

32  Janus Investment Fund

shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class R Shares

−15.06%	−30.18%	43.42%	14.47%	20.22%	18.02%	31.90%	−49.93%	53.47%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.35% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(6/30/00)
Return Before Taxes	53.47%	7.54%	−0.19%
Return After Taxes on Distributions	53.43%	7.43%	−0.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	34.79%	6.49%	−0.19%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  33

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a

34  Janus Investment Fund

conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  35

Fund Summary

Janus Research Core Fund
Ticker: JDQRX  Class R Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waiver(1)	0.22%
Net Annual Fund Operating Expenses After Fee Waiver	1.41%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$166	$514	$887	$1,933

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

36  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

Fund Summary  37

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

38  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  39

Annual Total Return (years ended 12/31)	Class R Shares

−7.64%	−12.53%	−18.52%	22.80%	13.22%	15.65%	9.67%	11.31%	−43.31%	35.39%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 19.95% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(6/28/96)
Return Before Taxes	35.39%	1.62%	−0.08%	8.19%
Return After Taxes on Distributions	35.27%	1.11%	−0.70%	7.27%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.10%	1.35%	−0.27%	6.87%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

40  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  41

Fund Summary

Janus Triton Fund
Ticker: JGMRX  Class R Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.59%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.75%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R Shares	$178	$551	$949	$2,062

42  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up

Fund Summary  43

companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class R Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers. If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any fee and expense limitations or waivers.

44  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class R Shares

15.25%	19.96%	−40.87%	49.58%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.33% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year	(2/25/05)
Return Before Taxes	49.58%	7.79%
Return After Taxes on Distributions	49.58%	6.91%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.23%	6.35%
Russell 2500tm Growth Index (reflects no deduction for expenses, fees, or taxes)	41.66%	2.28%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class R Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class R Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation

Fund Summary  45

and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as retirement platforms and other financial intermediaries. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

46  Janus Investment Fund

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64%. Any such adjustment to this base fee rate commenced February 2007 and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses” include an administrative services fee of 0.25% of the average daily net assets of Class R Shares to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest

Additional information about the Funds  47

credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16, 2011. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual –

48  Janus Investment Fund

they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Additional information about the Funds  49

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when

50  Janus Investment Fund

due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund and Janus Orion Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

Additional information about the Funds  51

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

52  Janus Investment Fund

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund and Janus Orion Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s

Additional information about the Funds  53

performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a

54  Janus Investment Fund

short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not

Additional information about the Funds  55

experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

56  Janus Investment Fund

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually

Additional information about the Funds  57

is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its

58  Janus Investment Fund

proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

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•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Janus Research Core Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

60  Janus Investment Fund

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies

Additional information about the Funds  61

perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund and Janus Orion Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and each Fund has from time to time operated as diversified, each Fund’s nondiversified

62  Janus Investment Fund

classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative services fees payable pursuant to the Transfer Agency Agreement, the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers).

64  Janus Investment Fund

Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund pays an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to the Fund’s benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by the Fund as of the end of the fiscal year. Details discussing this performance fee are included below with further description in the SAI.

As an example, if the Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if the Fund underperformed its benchmark index over the

Management of the Funds  65

performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to the S&P 500® Index.

Only the base fee rate applied until February 2007, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until the Fund’s performance-based fee structure has been in effect for at least 12 months. When the Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for Janus Contrarian Fund.

66  Janus Investment Fund

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of the Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the Fund.

The application of an expense limit, if any, will have a positive effect upon the Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, the Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of the Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class

Management of the Funds  67

used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether the Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of the Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of the Fund relative to the record of the Fund’s benchmark index and future changes to the size of the Fund.

The Fund’s SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

68  Janus Investment Fund

Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the ‘‘Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

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Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

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Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

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Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

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Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

Classes of Shares

Only Class R Shares are offered by this Prospectus. The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms. The Shares are not offered directly to individual investors. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Not all financial intermediaries offer all classes.

If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-877-335-2687.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final

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settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary

Other information  75

order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

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tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

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Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

Distributions and taxes  79

Shareholder’s guide

The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms. The Shares offer the ability for payment of up to 0.50% of net assets to financial intermediaries for the provision of distribution services and, to a certain extent, shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the plan or plan participants. The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange, or redeem Shares.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Pricing of fund shares

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures

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established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds

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are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Distribution and service fees

Distribution and Shareholder Servicing Plan

Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class R Shares (the “Class R Plan”), the Funds may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and shareholder servicing of Class R Shares at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund. Under the terms of the Class R Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and shareholder services performed by such entities for their customers who are investors in a Fund.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class R Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Services Fee

Janus Services LLC (“Janus Services”), the Trust’s transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of each Fund for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of investors. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers and other financial intermediaries for providing these services to their customers who invest in the Funds.

Payments to financial intermediaries by Janus Capital or its affiliates

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing,

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promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

For Class R Shares, as well as for other share classes, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the

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Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

Purchases

Purchases of Shares may generally be made only through institutional channels such as retirement platforms and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

Minimum Investment Requirements

Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

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Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Exchanges

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

Redemptions

Redemptions, like purchases, may generally be effected only through retirement platforms and other financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial

Shareholder’s guide  85

intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Systematic Withdrawal Plan

You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

86  Janus Investment Fund

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and

Shareholder’s guide  87

(ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

88  Janus Investment Fund

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholder’s guide  89

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus

90  Janus Investment Fund

Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder communications

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

Shareholder’s guide  91

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class R Shares of the Funds (assuming reinvestment of all dividends and distributions).

92  Janus Investment Fund

Janus Balanced Fund – Class R
	Period ended
	October 31
	2009(1)

Net asset value, beginning of period	$21.31

Income from investment operations:
Net investment income/(loss)	(0.06)
Net gain/(loss) on investments (both realized and unrealized)	2.24

Total from investment operations	2.18

Less distributions and other:
Dividends from net investment income	(0.08)
Distributions from capital gains	—
Return of capital	—	(2)

Total distributions and other	(0.08)

Net asset value, end of period	$23.41

Total return(3)	10.25%

Net assets, end of period (in thousands)	$49,678
Average net assets for the period (in thousands)	$39,380
Ratio of gross expenses to average net assets(4)	1.35%
Ratio of net expenses to average net assets(4)	1.34%
Ratio of net investment income/(loss) to average net assets(4)	1.88%
Portfolio turnover rate(4)	158%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.

(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

Financial highlights  93

Janus Contrarian Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.42

Income from investment operations:
Net investment income/(loss)	(0.03)
Net gain/(loss) on investments (both realized and unrealized)	1.28

Total from investment operations	1.25

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.67

Total return(2)	12.00%

Net assets, end of period (in thousands)	$2,549
Average net assets for the period (in thousands)	$2,682
Ratio of gross expenses to average net assets(3)	1.67%
Ratio of net expenses to average net assets(3)	1.65%
Ratio of net investment income/(loss) to average net assets(3)	(0.68)%
Portfolio turnover rate(3)	80%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

94  Janus Investment Fund

Janus Enterprise Fund – Class R
Period ended
October 31
2009[1]

Net asset value, beginning of period	$36.63

Income from investment operations:
Net investment income/(loss)	(0.05)
Net gain/(loss) on investments (both realized and unrealized)	5.83

Total from investment operations	5.78

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$42.41

Total return(2)	15.78%

Net assets, end of period (in thousands)	$43,798
Average net assets for the period (in thousands)	$41,524
Ratio of gross expenses to average net assets(3)	1.57%
Ratio of net expenses to average net assets(3)	1.55%
Ratio of net investment income/(loss) to average net assets(3)	(0.58)%
Portfolio turnover rate(3)	41%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  95

Janus Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$20.86

Income from investment operations:
Net investment income/(loss)	(0.02)
Net gain/(loss) on investments (both realized and unrealized)	3.07

Total from investment operations	3.05

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$23.91

Total return(2)	14.62%

Net assets, end of period (in thousands)	$781
Average net assets for the period (in thousands)	$776
Ratio of gross expenses to average net assets(3)	1.45%
Ratio of net expenses to average net assets(3)	1.44%
Ratio of net investment income/(loss) to average net assets(3)	(0.34)%
Portfolio turnover rate(3)	60%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

96  Janus Investment Fund

Janus Growth and Income Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on investments (both realized and unrealized)	3.23

Total from investment operations	3.22

Less distributions:
Dividends from net investment income	(0.01)
Distributions from capital gains	—

Total distributions	(0.01)

Net asset value, end of period	$26.45

Total return(2)	13.83%

Net assets, end of period (in thousands)	$1,789
Average net assets for the period (in thousands)	$1,853
Ratio of gross expenses to average net assets(3)	1.45%
Ratio of net expenses to average net assets(3)	1.44%
Ratio of net investment income/(loss) to average net assets(3)	(0.14)%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  97

Janus Orion Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$7.59

Income from investment operations:
Net investment income/(loss)	(0.01)
Net gain/(loss) on investments (both realized and unrealized)	1.44

Total from investment operations	1.43

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$9.02

Total return(2)	18.84%

Net assets, end of period (in thousands)	$1,597
Average net assets for the period (in thousands)	$1,374
Ratio of gross expenses to average net assets(3)(4)	1.49%
Ratio of net expenses to average net assets(3)(5)	1.47%
Ratio of net investment income/(loss) to average net assets(3)	(0.71)%
Portfolio turnover rate(3)	125%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

(4)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.48% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.45% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

98  Janus Investment Fund

Janus Research Core Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$15.44

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	2.46

Total from investment operations	2.46

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$17.90

Total return(2)	15.93%

Net assets, end of period (in thousands)	$1,298
Average net assets for the period (in thousands)	$1,361
Ratio of gross expenses to average net assets(3)(4)	1.45%
Ratio of net expenses to average net assets(3)	1.43%
Ratio of net investment income/(loss) to average net assets(3)	0.07%
Portfolio turnover rate(3)	58%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

(4)	The ratio was 1.63% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  99

Janus Triton Fund – Class R
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.26

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	1.37

Total from investment operations	1.38

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.64

Total return(2)	13.45%

Net assets, end of period (in thousands)	$1,167
Average net assets for the period (in thousands)	$983
Ratio of gross expenses to average net assets(3)(4)	1.81%
Ratio of net expenses to average net assets(3)(5)	1.80%
Ratio of net investment income/(loss) to average net assets(3)	0.21%
Portfolio turnover rate(3)	50%

(1)	Period July 6, 2009 (inception of Class R Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.

(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

(4)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.81% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.80% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

100  Janus Investment Fund

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Glossary of investment terms  101

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

102  Janus Investment Fund

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Glossary of investment terms  103

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

104  Janus Investment Fund

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

Glossary of investment terms  105

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

106  Janus Investment Fund

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Glossary of investment terms  107

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

108  Janus Investment Fund

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

Glossary of investment terms  109

You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

                                                        ▼ February 16, 2010

Growth & Core	Class S Shares
Janus Balanced Fund	JABRX
Janus Contrarian Fund	JCNIX
Janus Enterprise Fund	JGRTX
Janus Fund	JGORX
Janus Growth and Income Fund	JADGX
Janus Orion Fund	JORIX
Janus Research Core Fund	JADEX
Janus Research Fund	JRASX
Janus Triton Fund	JGMIX

Janus Investment Fund

Prospectus

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes nine portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class S Shares (the “Shares”) are offered by this Prospectus. The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	8
Janus Enterprise Fund	14
Janus Fund	19
Janus Growth and Income Fund	24
Janus Orion Fund	30
Janus Research Core Fund	36
Janus Research Fund	42
Janus Triton Fund	47

Additional information about the Funds
Fees and expenses	52
Additional investment strategies and general portfolio policies	53
Risks of the Funds	62

Management of the Funds
Investment adviser	69
Management expenses	69
Investment personnel	75

Other information	80

Distributions and taxes	83

Shareholder’s guide
Pricing of fund shares	86
Distribution and service fees	88
Payments to financial intermediaries by Janus Capital or its affiliates	89
Purchases	90
Exchanges	91
Redemptions	92
Excessive trading	93
Shareholder communications	97

Financial highlights	98

Glossary of investment terms	108

Table of contents  1

Fund Summary

Janus Balanced Fund
Ticker: JABRX  Class S Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.10%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$112	$350	$606	$1,340

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes

2  Janus Investment Fund

when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  3

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

4  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  5

Annual Total Return (years ended 12/31)	Class S Shares

−2.40%	−5.27%	−6.81%	13.53%	8.47%	7.42%	10.26%	9.90%	−15.37%	23.77%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.83% Worst Quarter: 3rd-2008 −7.68%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	23.77%	6.40%	3.76%	9.98%
Return After Taxes on Distributions	23.41%	5.58%	2.80%	8.45%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.57%	5.19%	2.73%	8.02%
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.95%
fees, or taxes)
Barclays Capital U.S. Aggregate Bond Index (reflects	5.93%	4.97%	6.33%	6.31%
no deduction for expenses, fees, or taxes)
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses,	16.65%	2.65%	2.64%	7.53%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

6  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  7

Fund Summary

Janus Contrarian Fund
Ticker: JCNIX  Class S Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)		0.70%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.37%
Short Sale Dividend Expenses	0.03%
Remaining Other Expenses	0.34%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver(1)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.32%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$134	$418	$723	$1,590

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio

8  Janus Investment Fund

turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further,

Fund Summary  9

regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance

10  Janus Investment Fund

shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

−12.07%	−23.98%	52.92%	21.94%	15.56%	24.13%	20.81%	−48.19%	36.22%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 30.62% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(2/29/00)
Return Before Taxes	36.22%	4.11%	5.17%
Return After Taxes on Distributions	36.22%	3.42%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.55%	3.57%	4.46%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	26.46%	0.42%	−0.25%
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  11

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to

12  Janus Investment Fund

recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  13

Fund Summary

Janus Enterprise Fund
Ticker: JGRTX  Class S Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.31%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$133	$415	$718	$1,579

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

14  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies

Fund Summary  15

tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

16  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

−30.78%	−40.13%	−28.57%	35.70%	20.54%	11.03%	12.96%	21.60%	−43.19%	42.22%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 21.17% Worst Quarter: 1st-2001 −32.91%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	42.22%	4.27%	−5.03%	9.10%
Return After Taxes on Distributions	42.22%	4.27%	−5.03%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.44%	3.67%	−4.11%	7.87%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return

Fund Summary  17

information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

18  Janus Investment Fund

Fund Summary

Janus Fund
Ticker: JGORX  Class S Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.21%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$123	$384	$665	$1,466

Fund Summary  19

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

20  Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  21

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

−15.50%	−26.19%	−28.13%	31.71%	4.44%	3.40%	10.29%	15.16%	−39.85%	36.42%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.70% Worst Quarter: 3rd-2001 −26.21%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(2/5/70)
Return Before Taxes	36.42%	1.51%	−3.97%	12.31%
Return After Taxes on Distributions	36.34%	1.44%	−4.25%	8.84%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.76%	1.28%	−3.32%	8.72%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

22  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  23

Fund Summary

Janus Growth and Income Fund
Ticker: JADGX  Class S Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.21%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$123	$384	$665	$1,466

24  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Fund Summary  25

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

26  Janus Investment Fund

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  27

Annual Total Return (years ended 12/31)	Class S Shares

−11.72%	−14.58%	−21.77%	24.42%	11.60%	12.09%	7.48%	8.49%	−42.57%	37.87%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 18.37% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/15/91)
Return Before Taxes	37.87%	0.69%	−1.64%	9.91%
Return After Taxes on Distributions	37.68%	0.09%	−2.12%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.79%	0.56%	−1.47%	8.45%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	7.21%
for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

28  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  29

Fund Summary

Janus Orion Fund
Ticker: JORIX  Class S Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.35%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.34%
Acquired Fund(1) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.25%
Fee Waiver(2)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.25%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s

30  Janus Investment Fund

operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$127	$397	$686	$1,511

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further,

Fund Summary  31

regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance

32  Janus Investment Fund

shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

−14.87%	−29.96%	43.65%	14.72%	20.58%	18.32%	32.13%	−49.86%	54.10%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.54% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(6/30/00)
Return Before Taxes	54.10%	7.81%	0.06%
Return After Taxes on Distributions	54.05%	7.71%	−0.01%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.20%	6.74%	0.02%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  33

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to

34  Janus Investment Fund

recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  35

Fund Summary

Janus Research Core Fund
Ticker: JADEX  Class S Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver(1)	0.21%
Net Annual Fund Operating Expenses After Fee Waiver	1.16%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$139	$434	$750	$1,646

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

36  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

Fund Summary  37

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

38  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  39

Annual Total Return (years ended 12/31)	Class S Shares

−7.40%	−12.34%	−18.29%	23.03%	13.50%	15.97%	9.95%	11.49%	−43.24%	36.05%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.22% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(6/28/96)
Return Before Taxes	36.05%	1.88%	0.17%	8.42%
Return After Taxes on Distributions	35.91%	1.37%	−0.46%	7.49%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.56%	1.57%	−0.06%	7.08%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

40  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  41

Fund Summary

Janus Research Fund
Ticker: JRASX  Class S Shares

Investment Objective

Janus Research Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.71%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.32%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$134	$418	$723	$1,590

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

42  Janus Investment Fund

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the

Fund Summary  43

Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

44  Janus Investment Fund

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

−22.75%	−29.78%	−29.00%	32.11%	10.77%	6.82%	8.65%	24.52%	−44.36%	41.91%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 21.68% Worst Quarter: 4th-2008 −25.30%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/3/93)
Return Before Taxes	41.91%	2.42%	−4.64%	9.62%
Return After Taxes on Distributions	41.72%	2.37%	−4.99%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.43%	2.06%	−3.91%	7.89%
Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)	37.21%	1.63%	−3.99%	6.77%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	26.46%	0.42%	−0.95%	7.76%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state

Fund Summary  45

and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since February 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

46  Janus Investment Fund

Fund Summary

Janus Triton Fund
Ticker: JGMIX  Class S Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.50%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.50%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S Shares	$153	$474	$818	$1,791

Fund Summary  47

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

48  Janus Investment Fund

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares of the Fund commenced operations on July 6, 2009. The performance shown for Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class S Shares, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of

Fund Summary  49

Class S Shares reflects the fees and expenses of Class S Shares, net of any fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class S Shares

15.54%	20.22%	−40.74%	49.48%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.50% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year	(2/25/05)
Return Before Taxes	49.48%	7.97%
Return After Taxes on Distributions	49.45%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.20%	6.51%
Russell 2500tm Growth Index (reflects no deduction for expenses, fees, or taxes)	41.66%	2.28%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for the period July 6, 2009 to December 31, 2009; and for the Fund’s Class J Shares, the initial share class, for the periods prior to July 6, 2009. If Class S Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from

50  Janus Investment Fund

those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  51

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Distribution/Service (12b-1) Fees.” Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	“Other Expenses” include an administrative services fee of 0.25% of the average daily net assets of Class S Shares to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions

52  Janus Investment Fund

and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16, 2011. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may

Additional information about the Funds  53

increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

54  Janus Investment Fund

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when

Additional information about the Funds  55

due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund and Janus Orion Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

56  Janus Investment Fund

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

Additional information about the Funds  57

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund and Janus Orion Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s

58  Janus Investment Fund

performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a

Additional information about the Funds  59

short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not

60  Janus Investment Fund

experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

Additional information about the Funds  61

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually

62  Janus Investment Fund

is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its

Additional information about the Funds  63

proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

64  Janus Investment Fund

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Each of Janus Research Core Fund and Janus Research Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each

Additional information about the Funds  65

Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the

66  Janus Investment Fund

portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund and Janus Orion Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total

Additional information about the Funds  67

return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and each Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

68  Janus Investment Fund

Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative services fees payable pursuant to the Transfer Agency Agreement, the distribution and shareholder servicing fees (12b-1 fee), any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

Management of the Funds  69

Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year. Details discussing this performance fee are included below with further description in the SAI.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table

70  Janus Investment Fund

below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)
Janus Research Fund	0.64	±5.00%	0.71	0.71

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during

Management of the Funds  71

the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of

72  Janus Investment Fund

its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

Management of the Funds  73

Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the ‘‘Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

74  Janus Investment Fund

Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

Management of the Funds  75

Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

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Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

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Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in

78  Janus Investment Fund

gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

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Other information

Classes of Shares

Only Class S Shares are offered by this Prospectus. The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares are not offered directly to individual investors. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Not all financial intermediaries offer all classes.

If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-877-335-2687.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Additional information regarding general policies and exceptions can be found in the closed funds’ prospectuses.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

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Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated

Other information  81

administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

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tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

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Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange, or redeem Shares.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Pricing of fund shares

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or

86  Janus Investment Fund

market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase,

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redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Distribution and service fees

Distribution and Shareholder Servicing Plan

Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act for Class S Shares (the “Class S Plan”), the Funds may pay Janus Distributors, the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of Class S Shares at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of a Fund. Under the terms of the Class S Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in a Fund.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class S Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Services Fee

Janus Services LLC (“Janus Services”), the Trust’s transfer agent, receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class S Shares of each Fund for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of investors. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers and other financial intermediaries for providing these services to their customers who invest in the Funds.

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Payments to financial intermediaries by Janus Capital or its affiliates

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

For Class S Shares, as well as for other share classes, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or

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the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

Purchases

Purchases of Shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

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Minimum Investment Requirements

The minimum investment for Class S Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Exchanges

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for

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the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

Redemptions

Redemptions, like purchases, may generally be effected only through financial intermediaries and retirement platforms. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to

92  Janus Investment Fund

the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Systematic Withdrawal Plan

You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may

Shareholder’s guide  93

effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

94  Janus Investment Fund

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as

Shareholder’s guide  95

certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other

96  Janus Investment Fund

investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder communications

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

Shareholder’s guide  97

Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class S Shares of the Funds (assuming reinvestment of all dividends and distributions).

98  Janus Investment Fund

Janus Balanced Fund – Class S
	Period ended
	October 31
	2009(1)

Net asset value, beginning of period	$21.31

Income from investment operations:
Net investment income/(loss)	(0.06)
Net gain/(loss) on investments (both realized and unrealized)	2.26

Total from investment operations	2.20

Less distributions and other:
Dividends from net investment income	(0.09)
Distributions from capital gains	—
Return of capital	—	(2)

Total distributions and other	(0.09)

Net asset value, end of period	$23.42

Total return(3)	10.33%

Net assets, end of period (in thousands)	$502,602
Average net assets for the period (in thousands)	$480,565
Ratio of gross expenses to average net assets(4)	1.10%
Ratio of net expenses to average net assets(4)	1.09%
Ratio of net investment income/(loss) to average net assets(4)	2.15%
Portfolio turnover rate(4)	158%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

Financial highlights  99

Janus Contrarian Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.42

Income from investment operations:
Net investment income/(loss)	(0.02)
Net gain/(loss) on investments (both realized and unrealized)	1.28

Total from investment operations	1.26

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.68

Total return(2)	12.09%

Net assets, end of period (in thousands)	$4,493
Average net assets for the period (in thousands)	$4,551
Ratio of gross expenses to average net assets(3)	1.42%
Ratio of net expenses to average net assets(3)	1.40%
Ratio of net investment income/(loss) to average net assets(3)	(0.46)%
Portfolio turnover rate(3)	80%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

100  Janus Investment Fund

Janus Enterprise Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$36.63

Income from investment operations:
Net investment income/(loss)	(0.02)
Net gain/(loss) on investments (both realized and unrealized)	5.84

Total from investment operations	5.82

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$42.45

Total return(2)	15.89%

Net assets, end of period (in thousands)	$218,354
Average net assets for the period (in thousands)	$215,750
Ratio of gross expenses to average net assets(3)	1.31%
Ratio of net expenses to average net assets(3)	1.30%
Ratio of net investment income/(loss) to average net assets(3)	(0.34)%
Portfolio turnover rate(3)	41%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  101

Janus Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$20.86

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	3.09

Total from investment operations	3.09

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$23.95

Total return(2)	14.81%

Net assets, end of period (in thousands)	$84,350
Average net assets for the period (in thousands)	$85,637
Ratio of gross expenses to average net assets(3)	1.20%
Ratio of net expenses to average net assets(3)	1.19%
Ratio of net investment income/(loss) to average net assets(3)	(0.08)%
Portfolio turnover rate(3)	60%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

102  Janus Investment Fund

Janus Growth and Income Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$23.24

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	3.23

Total from investment operations	3.24

Less distributions:
Dividends from net investment income	(0.02)
Distributions from capital gains	—

Total distributions	(0.02)

Net asset value, end of period	$26.46

Total return(2)	13.94%

Net assets, end of period (in thousands)	$66,211
Average net assets for the period (in thousands)	$66,895
Ratio of gross expenses to average net assets(3)	1.20%
Ratio of net expenses to average net assets(3)	1.19%
Ratio of net investment income/(loss) to average net assets(3)	0.10%
Portfolio turnover rate(3)	40%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

Financial highlights  103

Janus Orion Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$7.59

Income from investment operations:	(0.01)
Net investment income/(loss)	1.45
Net gain/(loss) on investments (both realized and unrealized)

Total from investment operations	1.44

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$9.03

Total return(2)	18.97%

Net assets, end of period (in thousands)	$13,346
Average net assets for the period (in thousands)	$10,379
Ratio of gross expenses to average net assets(3)(4)	1.24%
Ratio of net expenses to average net assets(3)(5)	1.21%
Ratio of net investment income/(loss) to average net assets(3)	(0.46)%
Portfolio turnover rate(3)	125%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.22% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.19% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

104  Janus Investment Fund

Janus Research Core Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$15.44

Income from investment operations:
Net investment income/(loss)	0.02
Net gain/(loss) on investments (both realized and unrealized)	2.46

Total from investment operations	2.48

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$17.92

Total return(2)	16.06%

Net assets, end of period (in thousands)	$22,749
Average net assets for the period (in thousands)	$24,710
Ratio of gross expenses to average net assets(3)(4)	1.20%
Ratio of net expenses to average net assets(3)	1.18%
Ratio of net investment income/(loss) to average net assets(3)	0.30%
Portfolio turnover rate(3)	58%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.37% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Financial highlights  105

Janus Research Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$19.41

Income from investment operations:
Net investment income/(loss)	—
Net gain/(loss) on investments (both realized and unrealized)	3.05

Total from investment operations	3.05

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$22.46

Total return(2)	15.71%

Net assets, end of period (in thousands)	$11
Average net assets for the period (in thousands)	$1
Ratio of gross expenses to average net assets(3)	1.66%
Ratio of net expenses to average net assets(3)	1.47%
Ratio of net investment income/(loss) to average net assets(3)	(0.24)%
Portfolio turnover rate(3)	83%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.

106  Janus Investment Fund

Janus Triton Fund – Class S
Period ended
October 31
2009(1)

Net asset value, beginning of period	$10.26

Income from investment operations:
Net investment income/(loss)	0.01
Net gain/(loss) on investments (both realized and unrealized)	1.33

Total from investment operations	1.34

Less distributions:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Net asset value, end of period	$11.60

Total return(2)	13.06%

Net assets, end of period (in thousands)	$3,845
Average net assets for the period (in thousands)	$2,245
Ratio of gross expenses to average net assets(3)(4)(5)	1.59%
Ratio of net expenses to average net assets(3)(6)	1.57%
Ratio of net investment income/(loss) to average net assets(3)	0.70%
Portfolio turnover rate(3)	50%

(1)	Period July 6, 2009 (inception of Class S Shares) through October 31, 2009. The Fund has changed its fiscal year end to September 30.
(2)	Total return not annualized for periods of less than one full year.
(3)	Annualized for periods of less than one full year.
(4)	The ratio was 1.61% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(5)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.59% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.57% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  107

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

108  Janus Investment Fund

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

Glossary of investment terms  109

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

110  Janus Investment Fund

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

Glossary of investment terms  111

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

112  Janus Investment Fund

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

Glossary of investment terms  113

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

114  Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Glossary of investment terms  115

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

                                                        ▼ February 16, 2010

Growth & Core	Class T Shares*
Janus Balanced Fund	JABAX
Janus Contrarian Fund	JSVAX
Janus Enterprise Fund	JAENX
Janus Fund	JANSX
Janus Growth and Income Fund	JAGIX
Janus Orion Fund	JORNX
Janus Research Core Fund	JAEIX
Janus Research Fund	JAMRX
Janus Triton Fund	JATTX
Janus Twenty Fund†	JAVLX
Janus Venture Fund†	JAVTX

Janus Investment Fund

Prospectus

*Formerly named Class J Shares

†The Fund is closed to new investors. Current investors in the Fund may continue to invest in their Fund account, including reinvestment of any dividends or capital gains distributions. However, once an account is closed, additional investments in the Fund will not be accepted unless specified criteria are met. The Fund may resume sales of its Shares at some future date, but it has no present intention to do so. Refer to the “Shareholder’s Guide” section of this Prospectus for more details.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus describes eleven portfolios (each, a “Fund” and collectively, the “Funds”) of Janus Investment Fund (the “Trust”). Janus Capital Management LLC (“Janus Capital”) serves as investment adviser to each Fund.

The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Only Class T Shares (the “Shares”) are offered by this Prospectus. The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares are not offered directly to individual investors. Certain financial intermediaries may not offer all classes of shares.

Janus Investment Fund
Janus Research Core Fund

Supplement dated November 1, 2010
to Currently Effective Prospectuses

The Board of Trustees of Janus Research Core Fund has approved an Agreement and Plan of Reorganization that provides for the merger of Janus Research Core Fund into Janus Growth and Income Fund, a similarly managed fund (the “Merger”). The closing date of the Merger is expected to be on or about January 28, 2011, and is not subject to shareholder approval. After the Merger is completed, Janus Research Core Fund will be liquidated and terminated.

Effective at the close of trading on November 5, 2010, Janus Research Core Fund will be closed to new investors. Until such time as the Merger is implemented, existing shareholders of Janus Research Core Fund may continue to purchase shares of that Fund, unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. Shareholders of Janus Research Core Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Merger. Any applicable contingent deferred sales charges (CDSCs) charged by Janus Research Core Fund will be waived for redemptions or exchanges through the date of the Merger. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

Janus Growth and Income Fund has the same or substantially similar investment objective, strategies, policies, and risks as Janus Research Core Fund. The Merger is expected to be tax-free for federal income tax purposes; therefore, Janus Research Core Fund shareholders should not realize a tax gain or loss when the Merger is implemented. The Merger, however, will accelerate distributions, which are taxable, as the tax year for Janus Research Core Fund will end on the date of the Merger.

In connection with the Merger, shareholders of each class of shares of Janus Research Core Fund will receive shares of a corresponding class of Janus Growth and Income Fund approximately equivalent in dollar value to the Janus Research Core Fund shares owned immediately prior to the Merger. Investors who are Janus Research Core Fund shareholders as of October 29, 2010 will receive the prospectus/information statement which includes important information regarding the Merger.

A full description of Janus Growth and Income Fund and the terms of the Merger are contained in the prospectus/information statement. A copy of the prospectus/

information statement will also be available at janus.com/update, or you may request a free copy by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

This supplement is not an offer to sell or a solicitation of an offer to buy shares of Janus Growth and Income Fund. For important information about fees, expenses, and risk considerations regarding Janus Growth and Income Fund, please refer to the Janus Growth and Income Fund’s prospectus and, when available, the prospectus/information statement relating to the Merger on file with the Securities and Exchange Commission.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated April 8, 2010
to Currently Effective Prospectuses

Janus Investment Fund (the “Trust”) anticipates holding two Special Meetings of Shareholders (the “Meetings”) on June 10, 2010 (or any adjournments or postponements thereof) to vote on certain proposals as set forth below. Each proposal was previously approved by the Board of Trustees of the Trust. Shareholders of record on March 17, 2010 are entitled to vote at one or both of the Meetings.

Election of Trustees (all Funds)
Shareholders of each Fund will be asked to approve the election of ten Trustees. Eight of the nominees currently serve as Trustees of the Trust. If all nominees are elected, the Board of Trustees will be comprised of ten “independent” Trustees until two of those members retire effective December 31, 2010, at which time the Board of Trustees will revert to eight members.

Performance-Based Investment Advisory Fee (Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund only)
Shareholders of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, Janus Overseas Fund, and Janus Twenty Fund, voting separately, will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of their Fund, and Janus Capital Management LLC (“Janus Capital”) to change the annual rate of compensation paid to Janus Capital as the Fund’s investment adviser from a fixed rate to a rate that adjusts up or down based on the Fund’s performance relative to its benchmark index (the “Proposed Amended Advisory Agreement”).

Under the Proposed Amended Advisory Agreement, the investment advisory fee to be paid to Janus Capital by each Fund will consist of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally will be the previous 36 months, although no Performance Adjustment will be made (so only the Base Fee Rate applies) until the applicable Proposed Amended Advisory Agreement has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund; 15 months for Janus Overseas Fund; or 18 months for Janus Forty Fund and Janus Twenty Fund. When the Proposed Amended Advisory Agreement has been in effect for at least 12 months (15 months for Janus Overseas Fund, and 18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the Proposed Amended Advisory Agreement took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

For each Fund, the Base Fee Rate will be the same as the current annual fixed rate (0.64%) paid to Janus Capital by the Fund under its current investment advisory agreement. The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending on the investment performance of the Fund relative to its benchmark index (shown below) over the performance measurement period (the performance of the benchmark index applicable to Janus Fund is calculated daily based on the performance of two separate indices, each of which are given an equal weighting (50% / 50%) in the benchmark index). No Performance Adjustment will be applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

With the exception of Janus Twenty Fund, the investment performance of a Fund’s Class A Shares (waiving the upfront sales load) will be used for purposes of calculating the Performance Adjustment. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of Class T Shares (formerly named Class J Shares) will be used for purposes of calculating the Performance Adjustment for Janus Twenty Fund. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares (Class T Shares for Janus Twenty Fund) against the cumulative investment record of that Fund’s benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

The proposed benchmark index for each Fund is shown in the following table:

Fund	Benchmark Index

Janus Forty Fund	Russell 1000® Growth Index(1)
Janus Fund	Core Growth Index(2)
Janus Global Opportunities Fund	MSCI World Indexsm(3)
Janus Overseas Fund	MSCI All Country World ex-U.S. Indexsm(4)
Janus Twenty Fund	Russell 1000® Growth Index(1)

(1)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

(2)	The Core Growth Index is an internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

(3)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

(4)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

If approved for a Fund, the Proposed Amended Advisory Agreement for that Fund is expected to become effective on July 1, 2010, or as soon as practicable after shareholder approval is obtained.

Subadvisory Fee Structure (Janus Global Opportunities Fund only)
Shareholders of Janus Global Opportunities Fund only will be asked to approve an amended and restated investment advisory agreement between the Trust, on behalf of the Fund, and Janus Capital that allows Janus Capital to engage a subadviser (the “Proposed Amended Agreement”). In addition, shareholders of the Fund will be asked to approve a subadvisory agreement between Janus Capital, on behalf of the Fund, and Perkins Investment Management LLC (“Perkins”) that appoints Perkins as the Fund’s subadviser (the “Proposed Subadvisory Agreement”). As proposed, the subadvisory fee rate payable by Janus Capital, not the Fund, to Perkins, will be equal to 50% of the advisory fee received by Janus Capital from the Fund.

It is important to note that although the investment advisory fee rate paid by the Fund will not increase as a direct result of the Proposed Amended Agreement, shareholders of the Fund are being asked to approve a performance-based investment advisory fee structure payable by the Fund to Janus Capital which, if approved, will result in Janus Capital’s fee rate adjusting up or down based on the Fund’s future performance. The proposed performance fee is calculated based on a rate that adjusts up or down based upon the performance of the Fund’s load-waived Class A Shares relative to the MSCI World Indexsm.

In addition, if a performance-based investment advisory fee structure is approved for the Fund, Perkins’ proposed subadvisory fee will also adjust up or down in line with the performance fee. The Fund would not pay any subadvisory fees to Perkins; this fee would be paid by Janus Capital.

Assuming shareholders approve the Proposed Amended Agreement and Proposed Subadvisory Agreement, the engagement of Perkins as the Fund’s subadviser will result in certain changes, including changes to the Fund’s investment objective and investment strategies. Specifically, while the Fund will continue to invest in common stocks of companies of any size located throughout the world, including emerging markets, the Fund will seek to invest in companies that are temporarily misunderstood by the investment community or that demonstrate special situations or turnarounds. Pursuant to the “value” strategy, the Fund’s portfolio manager will generally look for companies with (i) a low price relative to assets, earnings, and/or cash flows or business franchise; (ii) products and services that give them a competitive advantage; and (iii) quality balance sheets and strong management. As a part of the new value strategy, the Fund’s investment objective will change from long-term growth of capital to capital appreciation.

Further, in connection with moving to the traditional value investing strategy, the portfolio manager of the Fund anticipates increasing the number of holdings in the portfolio from a range of 25 to 40 holdings to a range of 70 to 100 holdings, thus reclassifying the Fund from “nondiversified” to “diversified” (as defined under the Investment Company Act of 1940, as amended), meaning it can invest a greater percentage of its assets in more companies. The Fund will also change its name to “Perkins Global Value Fund.” The Fund will continue to be managed against the MSCI World Indexsm (as the primary benchmark) and the MSCI All Country World Indexsm (as the secondary benchmark). The Fund’s current portfolio manager will continue to manage the Fund, although as an employee of Perkins rather than Janus Capital. Janus Capital will continue to serve as investment adviser, overseeing Perkins.

If approved for the Fund, the Proposed Amended Agreement and the Proposed Subadvisory Agreement are expected to become effective on July 1, 2010 or as soon as practicable after shareholder approval is obtained. Implementation of the Proposed Subadvisory Agreement is contingent on shareholder approval of both the Proposed Amended Agreement and the Proposed Subadvisory Agreement.

Change to Performance Fee Benchmark (Janus Global Real Estate Fund only)
Shareholders of Janus Global Real Estate Fund only will be asked to approve an amended and restated investment advisory agreement to change the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. The benchmark index is used to evaluate the Fund’s performance and to calculate any adjustment up or down to the investment advisory fee rate paid to

Janus Capital by the Fund, based upon the investment performance of the Fund relative to its approved benchmark index over a specified measurement period. Within the parameters of its investment strategy, the Fund currently invests in emerging markets and expects to continue to invest in these markets over the long-term. The Fund’s primary benchmark index is currently the FTSE EPRA/NAREIT Developed Index (the “Developed Index”), a benchmark that does not have exposure to emerging markets. Based upon the Fund’s continued investments in emerging markets, the Trustees of the Fund approved a change to the Fund’s primary benchmark index to the FTSE EPRA/NAREIT Global Index (the “Global Index”), a recently launched index that has emerging markets exposure. Since the Fund has a performance-based investment advisory fee structure that varies depending on the Fund’s performance relative to the Fund’s current primary benchmark index, changing to the Global Index may impact the advisory fees paid by the Fund to Janus Capital differently.

If approved, the amendment to the Fund’s investment advisory agreement, and therefore implementation of the Global Index as the approved benchmark index, will take effect on July 1, 2010, or as soon as practicable after shareholder approval is obtained. However, because the performance-based advisory fee is based upon a rolling 36-month performance measurement period, comparisons to the Global Index will not be fully implemented until 36 months after the effective date of the benchmark index change. During the transition period, the Fund’s returns will be compared to a blended index return that reflects the performance of the Developed Index for the portion of the performance measurement period prior to the adoption of the proposed Global Index and the performance of the proposed Global Index for the remainder of the period.

All Funds
Shareholders of one or more of the Funds as of March 17, 2010, will receive proxy materials containing information about the Special Meetings of Shareholders. If you purchased shares of one or more of the Funds through a financial intermediary and held those shares as of March 17, 2010, your financial intermediary will generally be forwarding the materials to you related to each of the above proposals and requesting your vote. If you did not hold shares of one or more of the Funds on March 17, 2010, you will not be entitled to vote. The proxy materials are also available, free of charge, on the SEC’s website at www.sec.gov, at janus.com/fundupdate, or by calling Janus Capital at 1-877-335-2687. Results of voting at the shareholder meeting will be available in shareholder reports for the period that includes the date of the shareholder meeting.

Please retain this Supplement with your records.

Janus Investment Fund

Class T Shares

Supplement dated March 19, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the corresponding information found in the Shareholder’s Guide section of the Prospectus under “Administrative Fees.” For purposes of this supplement, the term “Fund” refers to any fund or portfolio in the Janus Investment Fund trust.

ADMINISTRATIVE SERVICES FEE
Janus Services LLC (“Janus Services”), the Trust’s transfer agent, receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of each Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use some or all of this fee to compensate intermediaries for providing these services to their customers who invest in the Funds. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

Investors should consider this information in making a long-term investment decision.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Prospectuses

The following replaces in its entirety the information regarding portfolio holdings found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) section of the Prospectus under “Availability of Portfolio Holdings Information.” For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

• Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

• Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

• Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the funds’ SAIs.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Fund summary
Janus Balanced Fund	2
Janus Contrarian Fund	7
Janus Enterprise Fund	12
Janus Fund	17
Janus Growth and Income Fund	22
Janus Orion Fund	27
Janus Research Core Fund	32
Janus Research Fund	37
Janus Triton Fund	42
Janus Twenty Fund	47
Janus Venture Fund	52

Additional information about the Funds
Fees and expenses	57
Additional investment strategies and general portfolio policies	58
Risks of the Funds	67

Management of the Funds
Investment adviser	74
Management expenses	74
Investment personnel	80

Other information	85

Distributions and taxes	88

Shareholder’s guide
Pricing of fund shares	91
Administrative fees	93
Payments to financial intermediaries by Janus Capital or its affiliates	93
Purchases	94
Exchanges	95
Redemptions	96
Excessive trading	99
Shareholder communications	103

Financial highlights	104

Glossary of investment terms	116

Table of contents  1

Fund Summary

Janus Balanced Fund
Ticker: JABAX  Class T Shares

Investment Objective

Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.85%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$87	$271	$471	$1,049

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

2  Janus Investment Fund

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers share day-to-day responsibility for the Fund’s investments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  3

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

4  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

−2.16%	−5.04%	−6.56%	13.74%	8.71%	7.75%	10.56%	10.15%	−15.22%	24.28%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 10.97% Worst Quarter: 3rd-2008 −7.55%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	24.28%	6.70%	4.03%	10.16%
Return After Taxes on Distributions	23.86%	5.86%	3.05%	8.60%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.92%	5.45%	2.95%	8.16%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	26.46%	0.42%	−0.95%	7.95%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)	5.93%	4.97%	6.33%	6.31%
Barclays Capital U.S. Government/Credit Bond Index	4.52%	4.71%	6.34%	6.32%
(reflects no deduction for expenses, fees, or taxes)
Balanced Index (reflects no deduction for expenses, fees, or taxes)	16.65%	2.65%	2.64%	7.53%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  5

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

6  Janus Investment Fund

Fund Summary

Janus Contrarian Fund
Ticker: JSVAX  Class T Shares

Investment Objective

Janus Contrarian Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)		0.70%
Other Expenses		0.37%
Short Sale Dividend Expenses	0.03%
Remaining Other Expenses	0.34%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver(1)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.07%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$109	$340	$590	$1,306

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not

Fund Summary  7

reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market

8  Janus Investment Fund

conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 18.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively

Fund Summary  9

managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

−11.74%	−23.70%	53.26%	22.61%	16.02%	24.58%	21.22%	−48.11%	37.02%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 30.97% Worst Quarter: 4th-2008 −27.53%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(2/29/00)
Return Before Taxes	37.02%	4.49%	5.53%
Return After Taxes on Distributions	37.02%	3.80%	5.05%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.08%	3.90%	4.78%
S&P 500® Index (reflects no deduction for expenses, fees, or	26.46%	0.42%	−0.25%
taxes)
Morgan Stanley Capital International All Country World Indexsm	34.63%	3.10%	0.97%
(reflects no deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

10  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: David C. Decker, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since inception.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  11

Fund Summary

Janus Enterprise Fund
Ticker: JAENX  Class T Shares

Investment Objective

Janus Enterprise Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver(1)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.03%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$105	$328	$569	$1,259

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

12  Janus Investment Fund

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2009, they ranged from approximately $360 million to $15.4 billion.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger

Fund Summary  13

or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

14  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class T Shares

−30.52%	−39.93%	−28.28%	35.82%	20.69%	11.40%	13.22%	21.81%	−43.13%	42.90%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 21.55% Worst Quarter: 1st-2001 −32.66%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(9/1/92)
Return Before Taxes	42.90%	4.54%	−4.78%	9.31%
Return After Taxes on Distributions	42.90%	4.54%	−4.78%	8.61%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.88%	3.91%	−3.92%	8.05%
Russell Midcap® Growth Index (reflects no	46.29%	2.40%	−0.52%	8.41%
deduction for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  15

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Brian Demain, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

16  Janus Investment Fund

Fund Summary

Janus Fund
Ticker: JANSX  Class T Shares

Investment Objective

Janus Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.31%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.96%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$98	$306	$531	$1,178

Fund Summary  17

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2009, the Fund’s weighted average market capitalization was $60.9 billion.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

18  Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  19

Annual Total Return (years ended 12/31)	Class T Shares

−14.91%	−26.10%	−27.56%	31.71%	4.69%	3.98%	10.59%	15.22%	−39.84%	37.30%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 3rd-2009 15.95% Worst Quarter: 3rd-2001 −25.82%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(2/5/70)
Return Before Taxes	37.30%	1.82%	−3.68%	12.49%
Return After Taxes on Distributions	37.20%	1.75%	−3.96%	9.82%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.35%	1.55%	−3.09%	9.68%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	N/A
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.08%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

20  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Daniel Riff is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  21

Fund Summary

Janus Growth and Income Fund
Ticker: JAGIX  Class T Shares

Investment Objective

Janus Growth and Income Fund seeks long-term capital growth and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
Other Expenses	0.33%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	0.96%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$98	$306	$531	$1,178

22  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics

Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Fund Summary  23

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

24  Janus Investment Fund

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

−11.41%	−14.36%	−21.51%	24.65%	11.89%	12.48%	7.82%	8.69%	−42.48%	38.64%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 18.72% Worst Quarter: 4th-2008 −21.67%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/15/91)
Return Before Taxes	38.64%	1.00%	−1.35%	10.13%
Return After Taxes on Distributions	38.41%	0.39%	−1.85%	8.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)	25.34%	0.82%	−1.24%	8.63%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	8.31%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	7.21%
for expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown

Fund Summary  25

above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

26  Janus Investment Fund

Fund Summary

Janus Orion Fund
Ticker: JORNX  Class T Shares

Investment Objective

Janus Orion Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.38%
Short Sale Dividend Expenses	0.01%
Remaining Other Expenses	0.37%
Acquired Fund(1) Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.03%
Fee Waiver(2)		0.00%
Net Annual Fund Operating Expenses After Fee Waiver		1.03%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$105	$328	$569	$1,259

Fund Summary  27

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 domestic and foreign common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. As of September 30, 2009, the Fund held stocks of 48 companies. Of these holdings, 30 comprised approximately 78.22% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

28  Janus Investment Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 7.2% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

Fund Summary  29

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

−14.69%	−29.77%	43.81%	14.90%	20.93%	18.64%	32.38%	−49.78%	54.74%
2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 26.71% Worst Quarter: 4th-2008 −32.29%

Average annual total return for periods ended 12/31/09
			Since Inception
	1 year	5 years	(6/30/00)
Return Before Taxes	54.74%	8.10%	0.29%
Return After Taxes on Distributions	54.69%	7.99%	0.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.63%	6.99%	0.21%
Russell 3000® Growth Index (reflects no deduction for	37.01%	1.58%	−4.38%
expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

30  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: John Eisinger is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  31

Fund Summary

Janus Research Core Fund
Ticker: JAEIX  Class T Shares

Investment Objective

Janus Research Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver(1)	0.14%
Net Annual Fund Operating Expenses After Fee Waiver	0.91%

(1)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$107	$334	$579	$1,283

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s

32  Janus Investment Fund

performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. Eligible equity securities in which the Fund may invest include:

•	domestic and foreign common stocks
•	preferred stocks
•	securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures
•	other securities with equity characteristics (including the use of derivatives)

The Fund may invest in companies of any size.

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

Fund Summary  33

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

34  Janus Investment Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

−7.15%	−12.11%	−18.02%	23.27%	13.77%	16.36%	10.28%	11.71%	−43.15%	36.47%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 20.48% Worst Quarter: 4th-2008 −24.90%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(6/28/96)
Return Before Taxes	36.47%	2.15%	0.43%	8.65%
Return After Taxes on Distributions	36.30%	1.63%	−0.22%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	23.88%	1.80%	0.15%	7.27%
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	5.67%
expenses, fees, or taxes)
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	4.29%
deduction for expenses, fees,or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Fund Summary  35

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since November 2007.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

36  Janus Investment Fund

Fund Summary

Janus Research Fund
Ticker: JAMRX  Class T Shares

Investment Objective

Janus Research Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees (may adjust up or down)	0.71%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.07%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$109	$340	$590	$1,306

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Fund Summary  37

Janus Capital’s equity research analysts (the “Research Team”) select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.
Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team may emphasize investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Janus Capital’s Director of Research oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the

38  Janus Investment Fund

Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  39

Annual Total Return (years ended 12/31)	Class T Shares

−22.75%	−29.78%	−29.00%	32.11%	10.77%	6.82%	8.65%	24.52%	−44.36%	43.01%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 22.23% Worst Quarter: 4th-2008 −25.30%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(5/3/93)
Return Before Taxes	43.01%	2.84%	−4.24%	10.00%
Return After Taxes on Distributions	42.84%	2.79%	−4.61%	8.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	28.14%	2.42%	−3.61%	8.21%
Russell 1000® Growth Index (reflects no deduction	37.21%	1.63%	−3.99%	6.77%
for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for expenses,	26.46%	0.42%	−0.95%	7.76%
fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

40  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund, which he has managed since February 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  41

Fund Summary

Janus Triton Fund
Ticker: JATTX  Class T Shares

Investment Objective

Janus Triton Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.59%
Acquired Fund(1) Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver(2)	0.00%
Net Annual Fund Operating Expenses After Fee Waiver	1.25%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.
(2)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain limit until at least February 16, 2011. The contractual waiver may be terminated or modified at any time prior to this date at the discretion of the Board of Trustees.

Example:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$127	$397	$686	$1,511

42  Janus Investment Fund

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fund Summary  43

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

44  Janus Investment Fund

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Return (years ended 12/31)	Class T Shares

15.85%	20.69%	−40.53%	49.99%
2006	2007	2008	2009

Best Quarter: 2nd-2009 24.76% Worst Quarter: 4th-2008 −23.79%

Average annual total return for periods ended 12/31/09
		Since Inception
	1 year	(2/25/05)
Return Before Taxes	49.99%	8.34%
Return After Taxes on Distributions	49.96%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares(1)	32.54%	6.82%
Russell 2500tm Growth Index (reflects no deduction for expenses, fees, or taxes)	41.66%	2.28%

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  45

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2006.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

46  Janus Investment Fund

Fund Summary

Janus Twenty Fund
(closed to new investors)

Ticker: JAVLX  Class T Shares

Investment Objective

Janus Twenty Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Other Expenses	0.29%
Acquired Fund(1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.94%

(1)	The Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$96	$300	$520	$1,155

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Fund Summary  47

Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

48  Janus Investment Fund

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of October 31, 2009, approximately 6.0% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Fund Summary  49

Annual Total Return (years ended 12/31)	Class T Shares

−32.42%	−29.20%	−24.02%	25.31%	23.89%	9.42%	12.30%	35.94%	−41.97%	43.27%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 19.94% Worst Quarter: 3rd-2008 −26.00%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(4/30/85)
Return Before Taxes	43.27%	6.79%	−2.41%	12.25%
Return After Taxes on Distributions	43.27%	6.76%	−2.55%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares(1)	28.12%	5.87%	−2.07%	10.19%
Russell 1000® Growth Index (reflects no	37.21%	1.63%	−3.99%	9.57%
deduction for expenses, fees, or taxes)
S&P 500® Index (reflects no deduction for	26.46%	0.42%	−0.95%	10.29%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

50  Janus Investment Fund

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since January 2008.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary  51

Fund Summary

Janus Venture Fund
(closed to new investors)

Ticker: JAVTX  Class T Shares

Investment Objective

Janus Venture Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.39%
Short Sale Dividend Expenses	0.02%
Remaining Other Expenses	0.37%
Total Annual Fund Operating Expenses		1.03%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class T Shares	$105	$328	$569	$1,259

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. Small-sized companies are those who have

52  Janus Investment Fund

market capitalizations of less than $1 billion or annual gross revenues of less than $500 million. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

Principal Investment Risks

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic

Fund Summary  53

conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

54  Janus Investment Fund

Annual Total Return (years ended 12/31)	Class T Shares

−45.77%	−11.93%	−27.24%	55.75%	17.56%	1.55%	23.58%	16.36%	−51.43%	54.50%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter: 2nd-2009 28.30% Worst Quarter: 4th-2000 −30.17%

Average annual total return for periods ended 12/31/09
				Since Inception
	1 year	5 years	10 years	(4/30/85)
Return Before Taxes	54.50%	1.85%	−3.54%	11.35%
Return After Taxes on Distributions	54.50%	0.63%	−4.60%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	35.43%	1.65%	−3.07%	9.14%
Russell 2000® Growth Index (reflects no	34.47%	0.87%	−1.37%	6.57%
deduction for expenses, fees, or taxes)
Russell 2000® Index (reflects no deduction for	27.17%	0.51%	3.51%	8.85%
expenses, fees, or taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Fund Summary  55

Management

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: William H. Bales is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since February 1997.

Purchase and Sale of Fund Shares

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

56  Janus Investment Fund

Additional information about the Funds

Fees and expenses

Please refer to the following important information when reviewing the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus.

•	“Annual Fund Operating Expenses” are paid out of a Fund’s assets and include fees for portfolio management and administrative services, including recordkeeping, subaccounting, and other shareholder services. You do not pay these fees directly but, as the Example in each Fund Summary shows, these costs are borne indirectly by all shareholders.

•	The “Management Fee” is the investment advisory fee rate paid by each Fund to Janus Capital. Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.64% for each of Janus Contrarian Fund and Janus Research Fund. Any such adjustment to this base fee rate commenced February 2007 for each of Janus Contrarian Fund and Janus Research Fund and may increase or decrease the Management Fee. Refer to “Management Expenses” in this Prospectus for additional information with further description in the Statement of Additional Information (“SAI”).

•	“Other Expenses” are based on the estimated expenses that Class T Shares of the Funds expect to incur. “Other Expenses” include an administrative fee of 0.25% of the average daily net assets of Class T Shares to compensate Janus Services LLC for providing, or arranging for the provision of, administrative services, including recordkeeping, subaccounting, or other shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” may include acquired fund fees and expenses. “Acquired Fund” means any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. A Fund’s “ratio of gross expenses to average net assets” appearing in the Financial Highlights table does not include “Acquired Fund Fees and Expenses.” In addition, “Other Expenses” may include “Short Sale Dividend Expenses.” These expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities, and stock loan fees, which are paid to the prime broker. Such expenses will vary depending on the short sale arrangement, whether the securities a Fund sells short pay dividends or interest, and the amount of such dividends or interest. While “Short Sale Dividend Expenses” include interest and dividends paid out on short positions and may include stock loan fees, they do not take into account the interest credit a Fund earns on cash proceeds of short sales which serve as collateral for short positions.

Additional information about the Funds  57

•	As noted, Janus Capital has contractually agreed to waive certain Funds’ “Total Annual Fund Operating Expenses” to certain limits until at least February 16, 2011. The expense limits are described in the “Management Expenses” section of this Prospectus. Because a fee waiver will have a positive effect upon a Fund’s performance, a fund that pays a performance-based investment advisory fee may experience a performance adjustment that is considered favorable to Janus Capital as a result of a fee waiver that is in place during the period when the performance adjustment applies.

•	All expenses in a Fund’s “Fees and Expenses of the Fund” table are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Additional investment strategies and general portfolio policies

The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. For some Funds these strategies and policies may be a part of a principal strategy. For other Funds, these strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus and/or the SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers and/or investment personnel believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions

58  Janus Investment Fund

among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers and/or investment personnel make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Funds may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The Funds may also sell a holding to meet redemptions.

Janus Balanced Fund and Janus Growth and Income Fund may each emphasize varying degrees of income. In the case of Janus Balanced Fund and Janus Growth and Income Fund, the portfolio managers may consider dividend-paying characteristics to a greater degree than other factors in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Funds. Income realized on the Funds’ investments may be incidental to their investment objectives.

Janus Contrarian Fund emphasizes investments in companies with attractive prices compared to their free cash flow. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and improving their returns on invested capital. These companies may also include special

Additional information about the Funds  59

situations companies that are experiencing management changes and/or are temporarily out of favor. A company may be considered attractively valued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth (“undervalued”). A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in favor in the market.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Credit Quality
Credit quality measures the likelihood that the issuer or borrower will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due, or default on its obligations. Higher credit risk may negatively impact a Fund’s returns and yield. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities

60  Janus Investment Fund

in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s, Fitch, and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated instruments and securities generally pay interest at a higher rate to compensate for the associated greater risk. Interest rates can fluctuate in response to economic or market conditions which can result in fluctuation in the price of a security and impact your return and yield. If a security has not received a rating, a Fund must rely upon Janus Capital’s credit assessment, which can also impact the Fund’s return and yield. Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Foreign Securities
The portfolio managers and/or investment personnel seek companies that meet the selection criteria, regardless of where a company is located. Foreign securities are generally selected on a security-by-security basis without regard to any pre-determined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant foreign exposure, including exposure in emerging markets.

Emerging Markets
Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. Each of Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund has at times invested a significant portion of its assets in emerging markets and may continue to do so. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

High-Yield/High-Risk Bonds
A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Service (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of

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similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds. Under normal circumstances, each Fund, with the exception of Janus Contrarian Fund, will limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. Janus Contrarian Fund will limit its investments in such bonds to 20% or less of its net assets.

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. Each Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

62  Janus Investment Fund

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Nondiversification
Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund are classified as “nondiversified.” A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a Fund.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Funds’ historical turnover rates.

Securities Lending
A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. Each Fund may lend portfolio

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securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. When a Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. The Fund may earn income by investing this collateral in one or more cash management vehicles. It is also possible that due to a decline in the value of a cash management vehicle, the Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Short Sales
Certain funds may engage in short sales. No more than 10% of a fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a fund’s losses are potentially unlimited in a short sale transaction. A fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the fund may be required to pay in connection with a short sale. Such payments may result in the fund having higher expenses than a fund that does not engage in short sales and may negatively affect the fund’s performance.

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A fund may also enter into short positions through derivative instruments such as option contracts, futures contract and swap agreements which may expose the fund to similar risks. To the extent that the fund enters into short derivative positions, the fund may be exposed to risks similar to those associated with short sales, including the risk that the fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a fund’s ability to fully implement a short selling strategy that could otherwise help the fund pursue its investment goals may be limited.

Although Janus Capital believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus Capital will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
Certain Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail

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the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms.”

U.S. Government Securities
The Funds, particularly Janus Balanced Fund, may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms.” These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities

•	exchange-traded funds

•	indexed/structured securities

•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging

66  Janus Investment Fund

purposes such as seeking to enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

•	bank loans, which may be acquired through loan participations and assignments (for Janus Balanced Fund only, no more than 20% of the Fund’s total assets)

Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, bonds, alternative strategy investments, and money market instruments or cash/cash equivalents. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before investing in a Fund, you should consider carefully the risks that you assume when investing in the Fund.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to a Fund. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one

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or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Fixed-Income Securities Risk. The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. Within the parameters of its specific investment policies, each Fund may invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve

68  Janus Investment Fund

greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Growth Securities Risk. The Funds invest in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s return. In addition, because different types of stocks

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tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Each of Janus Research Core Fund and Janus Research Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always

70  Janus Investment Fund

follow this pattern. The income component of Janus Balanced Fund’s holdings includes fixed-income securities. The income component of Janus Growth and Income Fund’s holdings may include fixed-income securities.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

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It is also important to note that recent events in the equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on a Fund such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Mortgage-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, mortgage-backed securities, making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing a Fund that holds mortgage-backed securities to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce a Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates.

In addition to extension risk and prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Nondiversification Risk. Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund are classified as nondiversified under the Investment Company Act of 1940, as amended. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on a Fund’s net asset value and total return. Being nondiversified may also make a Fund more susceptible to financial, economic, political, or other developments that may impact a security. Although each Fund may satisfy the requirements for a diversified fund, and in the case of each of Janus Contrarian Fund and Janus Orion Fund has from time to time operated as diversified, each Fund’s nondiversified classification gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified. A Fund’s policy of concentrating its portfolio in a smaller number of holdings could result in more volatility in the Fund’s performance and share price. Since Janus Twenty Fund normally invests primarily in a core portfolio of 20-30 common stocks, this risk may be increased.

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Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

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Management of the Funds

Investment adviser

Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund. Janus Capital is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning the Funds’ investments. Janus Capital also provides certain administrative and other services and is responsible for other business affairs of each Fund.

Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

Janus Capital furnishes certain administrative, compliance, and accounting services for the Funds and may be reimbursed by the Funds for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust, and Janus Capital provides office space for the Funds and pays the salaries, fees, and expenses of all Fund officers (with some shared expenses with the funds of compensation payable to the funds’ Chief Compliance Officer and compliance staff) and those Trustees who are considered interested persons of Janus Capital. As of the date of this Prospectus, none of the members of the Board of Trustees (“Trustees”) are “affiliated persons” of Janus Capital as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Management expenses

Each Fund pays Janus Capital an investment advisory fee and incurs expenses not assumed by Janus Capital, including administrative fees payable pursuant to the Transfer Agency Agreement, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay.

The following tables reflect each Fund’s contractual investment advisory fee rate or base fee rate, as applicable (expressed as an annual rate), as well as the actual investment advisory fee rate paid by each Fund to Janus Capital (gross and net of fee waivers, if applicable).

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Fixed-Rate Investment Advisory Fee

The Funds reflected below pay an investment advisory fee at a fixed rate based on each Fund’s average daily net assets.

			Actual Investment
		Contractual	Advisory Fee
	Average Daily	Investment	Rate(1) (%) (for
	Net Assets	Advisory Fee (%)	the fiscal year ended
Fund Name	of the Fund	(annual rate)	October 31, 2009)
Janus Balanced Fund	All Asset Levels	0.55	0.55
Janus Enterprise Fund	All Asset Levels	0.64	0.64
Janus Fund	All Asset Levels	0.64	0.64
Janus Growth and Income Fund	All Asset Levels	0.62	0.62
Janus Orion Fund	All Asset Levels	0.64	0.64
Janus Research Core Fund	All Asset Levels	0.60	0.53
Janus Triton Fund	All Asset Levels	0.64	0.64
Janus Twenty Fund	All Asset Levels	0.64	0.64
Janus Venture Fund	All Asset Levels	0.64	0.64

(1)	Janus Capital has agreed to limit each Fund’s, with the exception of Janus Twenty Fund and Janus Venture Fund, total annual fund operating expenses (excluding administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain levels until at least February 16, 2011. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

Performance-Based Investment Advisory Fee

Janus Contrarian Fund and Janus Research Fund each pay an investment advisory fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period. Any adjustment to the investment advisory fee rate was effective February 2007 for each of Janus Contrarian Fund and Janus Research Fund. Until such time, only the base fee rate shown below applies. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. The fourth column shows the performance adjusted investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period without any fee waivers. The fifth column shows the actual investment advisory fee rate, which is equal to the Fund’s base fee rate plus or minus the performance adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the investment advisory fee rate paid by each Fund as of the end of the fiscal year. Details

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discussing this performance fee are included below with further description in the SAI.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by its performance hurdle rate (listed in the table below), the advisory fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the advisory fee of greater or less than 0.15%.

			Performance	Actual Investment
			Adjusted	Advisory Fee
		Performance	Investment	Rate (%) (for
	Base Fee	Hurdle vs.	Advisory Fee	the fiscal year ended
Fund Name	Rate (%)	Benchmark Index	Rate (%)	October 31, 2009)
Janus Contrarian Fund	0.64	±7.00%	0.70	0.69	(1)
Janus Research Fund	0.64	±5.00%	0.71	0.71

(1)	Janus Capital has agreed to limit the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to a certain level until at least February 16, 2011. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in the Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waiver and any applicable performance adjustment are not reflected in the base fee rate shown.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee (shown in the previous table) and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each Fund in the table above consists of two components: (1) a base fee calculated by applying the

76  Janus Investment Fund

contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustment began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

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The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period.

After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ SAI contains additional information about performance-based fees.

A discussion regarding the basis for the Trustees’ approval of the Funds’ investment advisory agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The reports are also available, free of charge, at janus.com/info.

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Expense Limitations

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed below in an amount equal to the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, administrative fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver until at least February 16, 2011.

Fund Name	Expense Limit Percentage (%)
Janus Balanced Fund	0.76
Janus Contrarian Fund(1)	0.89
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

(1)	The Fund pays an investment advisory fee rate that adjusts up or down based upon the Fund’s performance relative to its benchmark index during a measurement period. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital.

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Investment personnel

Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Fund described.

Janus Balanced Fund
Co-Portfolio Managers Marc Pinto and Gibson Smith jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Fund. Mr. Smith focuses on the fixed-income portion of the Fund.

Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Balanced Fund, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Janus Contrarian Fund
David C. Decker, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since inception. Mr. Decker is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1992 as a research analyst. Mr. Decker holds a Master of Business Administration degree with an emphasis in Finance from The Fuqua School of Business at Duke University and a Bachelor of Arts degree in Economics and Political Science from Tufts University. Mr. Decker holds the Chartered Financial Analyst designation.

80  Janus Investment Fund

Janus Enterprise Fund
Brian Demain, CFA, is Executive Vice President and Portfolio Manager of Janus Enterprise Fund, which he has managed since November 2007. He served as Assistant Portfolio Manager of the Fund from September 2004 to October 2007. Mr. Demain joined Janus Capital in 1999 as a securities analyst. He holds a Bachelor’s degree in Economics from Princeton University, where he graduated summa cum laude and was a recipient of the Daniel L. Rubinfeld ’67 Prize in Empirical Economics for his senior thesis. Mr. Demain holds the Chartered Financial Analyst designation.

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Daniel Riff are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman was Portfolio Manager of Janus Enterprise Fund from February 2002 to October 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Daniel Riff is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

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Janus Growth and Income Fund
Marc Pinto, CFA, is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since November 2007. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor’s degree in History from Yale University and a Master’s degree in Business Administration from Harvard University. He holds the Chartered Financial Analyst designation.

Janus Orion Fund
John Eisinger is Executive Vice President and Portfolio Manager of Janus Orion Fund, which he has managed since January 2008. He joined Janus Capital in 2003 as an equity research analyst. Mr. Eisinger holds a Bachelor’s degree (summa cum laude) in Finance from Boston College, Carroll School of Management.

Janus Research Core Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Core Fund and has done so since November 2007.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts) selects investments for Janus Research Fund and has done so since February 2006.

James P. Goff, CFA, is Janus Capital’s Director of Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

82  Janus Investment Fund

Janus Triton Fund
Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Triton Fund, which he has co-managed since July 2006. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

Janus Twenty Fund
Ron Sachs, CFA, is Executive Vice President and Portfolio Manager of Janus Twenty Fund, which he has managed since January 2008. Mr. Sachs was Portfolio Manager of Janus Triton Fund from its inception (February 2005) to February 2006, and Janus Orion Fund from its inception (June 2000) to December 2007. He is also Portfolio Manager of other Janus accounts. Mr. Sachs joined Janus Capital in 1996 as a research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Princeton and a law degree from the University of Michigan. Mr. Sachs holds the Chartered Financial Analyst designation.

Janus Venture Fund
William H. Bales is Executive Vice President and Portfolio Manager of Janus Venture Fund, which he has managed or co-managed since February 1997. He is also Portfolio Manager of other Janus accounts. Mr. Bales joined Janus Capital in 1991. He holds a Bachelor of Science degree in Marketing and a Master of Science degree in Marketing and Finance from the University of Colorado.

Information about the portfolio managers’ and/or investment personnel’s compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the

Management of the Funds  83

aggregate range of their individual ownership in all mutual funds advised by Janus Capital is included in the SAI.

Conflicts of Interest
Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus Capital. Because Janus Capital is the adviser to the Janus “funds of funds” and the funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI.

84  Janus Investment Fund

Other information

Classes of Shares

Only Class T Shares are offered by this Prospectus. The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares are not offered directly to individual investors. The Funds offer multiple classes of shares in order to meet the needs of various types of investors. Not all financial intermediaries offer all classes.

If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. If you would like additional information about the other available share classes, please call 1-877-335-2687.

Closed Fund Policies

A Fund may limit sales of its Shares to new investors if Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. If sales of a Fund are limited, it is expected that existing shareholders invested in the Fund would be permitted to continue to purchase Shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. Each of Janus Twenty Fund and Janus Venture Fund has limited sales of its Shares. Additional information regarding general policies and exceptions can be found under Closed Fund Policies in the “Shareholder’s Guide” section of this Prospectus.

Liquidation/Reorganization of a Fund

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent.

Other information  85

Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, one of which still remains, and which was brought by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818).

In the Wiggins case, a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether Janus’ petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on Janus’ petition for a writ of certiorari. In addition to the Wiggins case, on January 20, 2010, the Court entered orders dismissing the remaining claims asserted against Janus Capital and its affiliates by fund investors in Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518 (a derivative claim involving alleged frequent trading practices).

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated

86  Janus Investment Fund

administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

Distribution of the Funds

The Funds are distributed by Janus Distributors LLC (“Janus Distributors”), which is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org, or 1-800-289-9999.

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Distributions and taxes

Distributions

To avoid taxation of the Funds, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long Shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within a single Fund.

Distribution Schedule

Dividends from net investment income for Janus Balanced Fund and Janus Growth and Income Fund are normally declared and distributed in March, June, September, and December. Dividends from net investment income for the other Funds are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well. The date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect a Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of a Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Fund’s daily net asset value (“NAV”). The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a

88  Janus Investment Fund

tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. Before buying shares of a Fund close to year-end, you should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional Shares of the Fund. To receive distributions in cash, contact your financial intermediary. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

Taxes

As with any investment, you should consider the tax consequences of investing in the Funds. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Funds. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions

Distributions by the Funds are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of a Fund. When gains from the sale of a security held by a Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of a Fund’s income) may be exempt from state and local taxes. A Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although a Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions and taxes  89

Distributions made by a Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Funds may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

Taxation of the Funds

Dividends, interest, and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Funds.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The funds will monitor their transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

The Funds do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code, including the distribution each year of all their net investment income and net capital gains. It is important that the Funds meet these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

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Shareholder’s guide

The Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, the Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer the Shares on their supermarket platforms. The Shares offer the ability for payment of up to 0.25% of net assets to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, or other shareholder services provided on behalf of their clients. The Shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the Shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange, or redeem Shares.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Pricing of fund shares

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. A Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Fund’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Fund or its agents. In order to receive a day’s price, your order must be received in good order by a Fund or its agents by the close of the regular trading session of the NYSE. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of Shares.

Securities held by the Funds are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days

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or less) will be determined in good faith under policies and procedures established by and under the supervision of the Funds’ Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in that Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling Shares of a Fund may dilute the NAV of that Fund, which negatively impacts long-term shareholders. The Funds’ fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by a Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds

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are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Administrative fees

The Funds pay an annual administrative fee of 0.25% of net assets of Class T Shares for administrative services, including recordkeeping, subaccounting, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. These administrative fees are paid by the Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries. Janus Services or its affiliates may also pay administrative fees to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

Payments to financial intermediaries by Janus Capital or its affiliates

With respect to other share classes not offered in this Prospectus, Janus Capital or its affiliates may pay, from their own assets, selected brokerage firms or other financial intermediaries that sell the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different financial intermediaries. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries.

For Class T Shares, Janus Capital or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

In addition, Janus Capital or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide

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useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for Shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

Purchases

Purchases of Shares may be made only through financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf. As discussed under “Payments to Financial Intermediaries by Janus Capital or its Affiliates,” Janus Capital and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Funds or that provide services in connection with investments in the Funds. You should consider such arrangements when evaluating any recommendation of the Funds.

Each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Funds are not intended for excessive trading. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering

94  Janus Investment Fund

Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

Minimum Investment Requirements

The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

Each Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Exchanges

Contact your financial intermediary or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

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•	You may generally exchange Shares of a Fund for Shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.

•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. A Fund’s fees and expenses differ between share classes. Please read the Prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.

•	You must meet the minimum investment amount for each fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or other Janus funds. The Funds will work with intermediaries to apply the Funds’ exchange limit. However, the Funds may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Funds’ policy on excessive trading, refer to “Excessive Trading.”

Redemptions

Redemptions, like purchases, may generally be effected only through financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Shares.

Shares of each Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Fund or its agents. Redemption proceeds will normally be sent the business day following receipt of the redemption order.

Each Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an

96  Janus Investment Fund

emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. Please note that you may incur a tax liability as a result of a redemption.

Redemptions In-Kind

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

Systematic Withdrawal Plan

You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Closed fund policies – Janus Twenty Fund and Janus Venture Fund

Each Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales may adversely affect the Fund’s ability to achieve its investment objective. Sales to new investors have generally been discontinued and financial intermediaries may not open new accounts with the Funds or add new investors to existing omnibus accounts. Investors who meet certain criteria described below, however, may be able to purchase shares of a Fund. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. If you are a current Fund shareholder and close an

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existing Fund account, you will not be able to make additional investments in that Fund unless you meet one of the specified criteria. Each Fund may resume sales of its shares at some future date, but they have no present intention to do so.

Investors who meet the following criteria may be able to invest in a Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) discretionary investment advisers may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. (“JCGI”) and any of its subsidiaries covered under the JCGI retirement plan, that currently offer the Fund as an investment option may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus funds, and as such, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus funds and directors of JCGI may also open new accounts in the closed Fund; (vi) Janus “fund of funds,” which is a fund that primarily invests in other mutual funds, may invest in the Fund; and (vii) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combination are those in which one or more companies involved in such transaction currently offers the Fund as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the Fund or where the retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for purchases into a

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closed Fund will be reviewed by management on an individual basis, taking into consideration whether the addition of the Fund is believed to negatively impact existing Fund shareholders.

Excessive trading

Excessive Trading Policies and Procedures

The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Funds are intended for long-term investment purposes only, and the Funds will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Funds’ exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Funds may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Funds’ shares by multiple investors are aggregated by the intermediary and presented to the Funds on a net basis, may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares;” and

•	redemption fees (where applicable on certain classes of certain funds).

Generally, a purchase and redemption of Shares from the same Fund within 90 calendar days (i.e., “round trip”) may result in enforcement of a Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’

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excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice, and (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds.

The Funds’ Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Funds’ excessive trading policies and procedures and may be rejected in whole or in part by a Fund. The Funds, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Funds, and thus the Funds may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Funds’ excessive trading policies may be cancelled or revoked by a Fund by the next business day following receipt by that Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Funds or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds’ ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Funds’ methods to detect and deter excessive trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s

100  Janus Investment Fund

investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Funds’ policies and procedures regarding excessive trading may be modified at any time by the Funds’ Trustees.

Excessive Trading Risks

Excessive trading may present risks to a Fund’s long-term shareholders. Excessive trading into and out of a Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of a Fund, which negatively impacts long-term shareholders. Although the Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Funds take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Funds and their agents. This makes the Funds’ identification of excessive trading transactions in the Funds through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Funds encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Funds cannot eliminate completely the possibility of excessive trading.

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Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Funds.

Availability of portfolio holdings information

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus

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Capital’s Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Funds’ portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Funds’ SAI.

Shareholder communications

Your financial intermediary or plan sponsor is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Funds that you have authorized for investment. These reports show each Fund’s investments and the market value of such investments, as well as other information about each Fund and its operations. Please contact your financial intermediary or plan sponsor to obtain these reports. The Funds’ fiscal year ends September 30.

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Financial highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information shown for the fiscal periods ended October 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the Statement of Additional Information. Effective November 1, 2009, each Fund has changed its fiscal year end from October 31 to September 30.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class T Shares of the Funds (assuming reinvestment of all dividends and distributions).

Effective February 16, 2010, Class J Shares were renamed Class T Shares and the eligibility requirements for investing in Class J Shares changed so that only clients investing through a third-party intermediary may purchase and remain a shareholder of Class T Shares. Class J shareholders that invested directly with Janus Capital were exchanged into Class D Shares effective February 16, 2010.

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Janus Balanced Fund – Class T*
	Years ended October 31
	2009		2008	2007	2006	2005

Net asset value, beginning of period	$20.58		$27.00	$24.07	$21.62	$20.33

Income from investment operations:
Net investment income/(loss)	0.36		0.59	0.59	0.43	0.42
Net gain/(loss) on investments (both realized and unrealized)	3.80		(5.58)	2.91	2.45	1.28

Total from investment operations	4.16		(4.99)	3.50	2.88	1.70

Less distributions and other:
Dividends from net investment income	(0.74)		(0.59)	(0.57)	(0.43)	(0.41)
Distributions from capital gains	(0.58)		(0.84)	—	—	—
Return of capital	—	(1)	N/A	N/A	N/A	N/A

Total distributions and other	(1.32)		(1.43)	(0.57)	(0.43)	(0.41)

Net asset value, end of period	$23.42		$20.58	$27.00	$24.07	$21.62

Total return	21.56%		(19.34)%	14.73%	13.41%	8.43%

Net assets, end of period (in millions)	$3,439		$2,362	$2,786	$2,478	$2,507
Average net assets for the period (in millions)	$2,750		$2,734	$2,594	$2,499	$2,721
Ratio of gross expenses to average net assets(2)	0.82%		0.79%	0.79%	0.82%	0.80%
Ratio of net expenses to average net assets	0.82%		0.79%	0.79%	0.81%	0.79%
Ratio of net investment income/(loss) to average net assets	2.72%		2.42%	2.34%	1.85%	1.93%
Portfolio turnover rate	158%		109%	60%	50%	47%

*	Formerly named Class J Shares.
(1)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(2)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Financial highlights  105

Janus Contrarian Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.90	$21.19	$17.44	$14.20	$11.74

Income from investment operations:
Net investment income/(loss)	—	0.07	0.06	0.21	0.05
Net gain/(loss) on investments (both realized and unrealized)	1.22	(9.40)	5.71	3.25	2.44

Total from investment operations	1.22	(9.33)	5.77	3.46	2.49

Less distributions and other:
Dividends from net investment income	(0.05)	(0.08)	(0.21)	(0.04)	(0.03)
Distributions from capital gains	(0.37)	(0.88)	(1.81)	(0.18)	—
Return of capital	(0.01)	N/A	N/A	N/A	N/A

Total distributions and other	(0.43)	(0.96)	(2.02)	(0.22)	(0.03)

Net asset value, end of period	$11.69	$10.90	$21.19	$17.44	$14.20

Total return	12.35%	(46.02)%	36.17%	24.60%	21.19%

Net assets, end of period (in millions)	$3,655	$3,928	$8,452	$4,003	$2,906
Average net assets for the period (in millions)	$3,398	$7,252	$6,379	$3,512	$2,716
Ratio of gross expenses to average net assets(1)(2)	1.01%	1.01%	0.97%	0.95%	0.93%
Ratio of net expenses to average net assets(2)	1.00%	1.00%	0.96%	0.94%	0.93%
Ratio of net investment income/(loss) to average net assets	0.02%	0.43%	0.38%	1.41%	0.45%
Portfolio turnover rate	80%	52%	28%	39%	42%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.98% in 2009, without the inclusion of dividends and interest on short positions and any stock loan fees.

106  Janus Investment Fund

Janus Enterprise Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$35.71	$59.39	$45.65	$39.48	$33.73

Income from investment operations:
Net investment income/(loss)	(0.01)	0.05	(0.01)	(0.04)	—
Net gain/(loss) on investments (both realized and unrealized)	6.80	(23.73)	13.75	6.21	5.75

Total from investment operations	6.79	(23.68)	13.74	6.17	5.75

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$42.50	$35.71	$59.39	$45.65	$39.48

Total return	19.01%	(39.87)%	30.10%	15.63%	17.05%

Net assets, end of period (in millions)	$1,522	$1,398	$2,233	$1,744	$1,704
Average net assets for the period (in millions)	$1,336	$2,026	$1,926	$1,779	$1,729
Ratio of gross expenses to average net assets(1)	0.99%	0.92%	0.94%	1.00%	0.96%
Ratio of net expenses to average net assets	0.98%	0.92%	0.93%	0.99%	0.95%
Ratio of net investment income/(loss) to average net assets	(0.09)%	0.04%	(0.04)%	(0.24)%	(0.30)%
Portfolio turnover rate	41%	69%	32%	40%	28%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Financial highlights  107

Janus Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.35	$33.66	$27.43	$24.44	$22.69

Income from investment operations:
Net investment income/(loss)	0.11	0.18	0.16	0.09	0.02
Net gain/(loss) on investments (both realized and unrealized)	3.76	(13.33)	6.17	2.92	1.73

Total from investment operations	3.87	(13.15)	6.33	3.01	1.75

Less distributions:
Dividends from net investment income	(0.27)	(0.16)	(0.10)	(0.02)	—
Distributions from capital gains	—	—	—	—	—

Total distributions	(0.27)	(0.16)	(0.10)	(0.02)	—

Net asset value, end of period	$23.95	$20.35	$33.66	$27.43	$24.44

Total return	19.35%	(39.24)%	23.12%	12.31%	7.71%

Net assets, end of period (in millions)	$8,100	$7,528	$13,039	$11,209	$11,143
Average net assets for the period (in millions)	$7,312	$10,974	$11,817	$11,232	$12,310
Ratio of gross expenses to average net assets(1)	0.89%	0.88%	0.88%	0.90%	0.88%
Ratio of net expenses to average net assets	0.88%	0.87%	0.87%	0.90%	0.87%
Ratio of net investment income/(loss) to average net assets	0.49%	0.60%	0.52%	0.34%	0.07%
Portfolio turnover rate	60%	95%	32%	69%	78%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

108  Janus Investment Fund

Janus Growth and Income Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$21.90	$44.20	$37.36	$33.97	$29.29

Income from investment operations:
Net investment income/(loss)	0.28	0.38	0.63	0.61	0.24
Net gain/(loss) on investments (both realized and unrealized)	4.56	(17.92)	6.86	3.30	4.66

Total from investment operations	4.84	(17.54)	7.49	3.91	4.90

Less distributions:
Dividends from net investment income	(0.27)	(0.49)	(0.65)	(0.52)	(0.22)
Distributions from capital gains	—	(4.27)	—	—	—

Total distributions	(0.27)	(4.76)	(0.65)	(0.52)	(0.22)

Net asset value, end of period	$26.47	$21.90	$44.20	$37.36	$33.97

Total return	22.32%	(43.79)%	20.22%	11.56%	16.79%

Net assets, end of period (in millions)	$3,623	$3,346	$7,108	$6,781	$5,735
Average net assets for the period (in millions)	$3,232	$5,464	$6,738	$6,677	$5,455
Ratio of gross expenses to average net assets(1)	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of net expenses to average net assets	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of net investment income/(loss) to average net assets	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio turnover rate	40%	76%	54%	50%	38%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

Financial highlights  109

Janus Orion Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.14	$13.57	$9.49	$7.80	$6.25

Income from investment operations:
Net investment income/(loss)	0.01	0.08	0.03	0.04	0.03
Net gain/(loss) on investments (both realized and unrealized)	1.95	(6.47)	4.07	1.71	1.52

Total from investment operations	1.96	(6.39)	4.10	1.75	1.55

Less distributions and other:
Dividends from net investment income	(0.06)	(0.04)	(0.02)	(0.06)	—
Distributions from capital gains	—	—	—	—	—
Return of capital	(0.01)	N/A	N/A	N/A	N/A

Total distributions and other	(0.07)	(0.04)	(0.02)	(0.06)	—

Net asset value, end of period	$9.03	$7.14	$13.57	$9.49	$7.80

Total return	27.96%	(47.21)%	43.32%	22.58%	24.80%

Net assets, end of period (in millions)	$3,134	$2,695	$5,188	$3,243	$691
Average net assets for the period (in millions)	$2,600	$4,709	$3,774	$966	$590
Ratio of gross expenses to average net assets(1)(2)	0.97%	0.94%	0.93%	1.00%	1.02%
Ratio of net expenses to average net assets(3)	0.96%	0.94%	0.92%	0.99%	1.01%
Ratio of net investment income/(loss) to average net assets	0.14%	0.67%	0.34%	0.80%	0.52%
Portfolio turnover rate	125%	144%	24%	63%	68%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.96% in 2009 and 0.93% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

(3)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.95% in 2009 and 0.92% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

110  Janus Investment Fund

Janus Research Core Fund – Class T*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$16.02	$30.28		$25.43	$22.15	$18.78

Income from investment operations:
Net investment income/(loss)	0.13	0.25		0.14	0.11	0.11
Net gain/(loss) on investments (both realized and unrealized)	2.56	(12.10)		4.85	3.24	3.34

Total from investment operations	2.69	(11.85)		4.99	3.35	3.45

Less distributions:
Dividends from net investment income	(0.25)	(0.22)		(0.11)	(0.07)	(0.08)
Distributions from capital gains	(0.55)	(2.19)		(0.03)	—	—

Total distributions	(0.80)	(2.41)		(0.14)	(0.07)	(0.08)

Net asset value, end of period	$17.91	$16.02		$30.28	$25.43	$22.15

Total return	18.35%	(42.21)%		19.71%	15.15%	18.44%

Net assets, end of period (in millions)	$554	$556		$1,143	$1,018	$721
Average net assets for the period (in millions)	$499	$890		$1,068	$956	$653
Ratio of gross expenses to average net assets(1)(2)	0.94%	0.91%		0.87%	0.92%	0.90%
Ratio of net expenses to average net assets	0.93%	0.90%		0.87%	0.91%	0.89%
Ratio of net investment income/(loss) to average net assets	0.84%	1.01%	(3)	0.48%	0.49%	0.50%
Portfolio turnover rate	58%	157%		33%	46%	74%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The ratio was 1.00% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.
(3)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.02%. The adjustment had no impact on total net assets or total return.

Financial highlights  111

Janus Research Fund – Class T*
	Years ended October 31
	2009	2008	2007	2006	2005

Net asset value, beginning of period	$18.25	$32.09	$24.19	$22.05	$19.48

Income from investment operations:
Net investment income/(loss)	0.17	0.05	0.03	0.02	0.09
Net gain/(loss) on investments (both realized and unrealized)	4.23	(13.86)	7.89	2.18	2.51

Total from investment operations	4.40	(13.81)	7.92	2.20	2.60

Less distributions:
Dividends from net investment income	(0.16)	(0.03)	(0.02)	(0.06)	(0.03)
Distributions from capital gains	—	—	—	—	—

Total distributions	(0.16)	(0.03)	(0.02)	(0.06)	(0.03)

Net asset value, end of period	$22.49	$18.25	$32.09	$24.19	$22.05

Total return	24.29%	(43.08)%	32.76%	10.00%	13.35%

Net assets, end of period (in millions)	$2,890	$2,591	$5,006	$3,877	$4,473
Average net assets for the period (in millions)	$2,505	$4,098	$4,267	$4,052	$4,448
Ratio of gross expenses to average net assets(1)	1.02%	1.06%	1.01%	0.98%	0.93%
Ratio of net expenses to average net assets	1.01%	1.05%	1.00%	0.97%	0.92%
Ratio of net investment income/(loss) to average net assets	0.59%	0.24%	0.11%	0.11%	0.42%
Portfolio turnover rate	83%	102%	72%	147%	38%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.

112  Janus Investment Fund

Janus Triton Fund – Class T*
	Years or Period ended
	October 31
	2009		2008		2007	2006	2005(1)

Net asset value, beginning of period	$8.89		$17.13		$13.09	$10.86	$10.00

Income from investment operations:
Net investment income/(loss)	0.01		0.02		—	0.01	—
Net gain/(loss) on investments (both realized and unrealized)	2.70		(6.36)		4.22	2.27	0.86

Total from investment operations	2.71		(6.34)		4.22	2.28	0.86

Less distributions and other:
Dividends from net investment income	—	(2)	—		—	(0.03)	—
Distributions from capital gains	—		(1.90)		(0.18)	(0.02)	—
Return of capital	N/A		—	(3)	N/A	N/A	N/A

Total distributions and other	—		(1.90)		(0.18)	(0.05)	—

Net asset value, end of period	$11.60		$8.89		$17.13	$13.09	$10.86

Total return(4)	30.55%		(41.05)%		32.57%	21.06%	8.60%

Net assets, end of period (in millions)	$315		$123		$152	$112	$38
Average net assets for the period (in millions)	$193		$143		$120	$105	$26
Ratio of gross expenses to average net assets(5)(6)	1.18%		1.20%		1.13%	1.11%	1.27%	(7)
Ratio of net expenses to average net assets(5)(8)	1.17%		1.20%		1.11%	1.09%	1.25%
Ratio of net investment income/(loss) to average net assets(5)	0.06%		(0.23)%		(0.28)%	0.12%	(0.24)%
Portfolio turnover rate(5)	50%		88%		93%	262%	48%

*	Formerly named Class J Shares.
(1)	Fiscal period from February 25, 2005 (inception) through October 31, 2005.
(2)	Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year.
(3)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.
(6)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.18% in 2009 and 1.16% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.
(7)	The ratio was 1.85% in 2005 before waiver of certain fees and expense offsets incurred by the Fund.
(8)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 1.17% in 2009 and 1.16% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  113

Janus Twenty Fund – Class T*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$46.29	$74.70		$52.93	$47.63	$39.60

Income from investment operations:
Net investment income/(loss)	0.06	0.01		0.15	0.32	0.10
Net gain/(loss) on investments (both realized and unrealized)	10.66	(28.27)		21.94	5.08	7.94

Total from investment operations	10.72	(28.26)		22.09	5.40	8.04

Less distributions and other:
Dividends from net investment income	—	(0.15)		(0.32)	(0.10)	(0.01)
Distributions from capital gains	—	—		—	—	—
Return of capital	(0.01)	N/A		N/A	N/A	N/A

Total distributions and other	(0.01)	(0.15)		(0.32)	(0.10)	(0.01)

Net asset value, end of period	$57.00	$46.29		$74.70	$52.93	$47.63

Total return	23.16%	(37.91)%		41.95%	11.35%	20.31%

Net assets, end of period (in millions)	$9,016	$7,671		$12,769	$9,582	$9,613
Average net assets for the period (in millions)	$7,847	$11,801		$10,355	$9,512	$9,459
Ratio of gross expenses to average net assets(1)(2)	0.86%	0.85%		0.88%	0.88%	0.86%
Ratio of net expenses to average net assets(2)	0.86%	0.84%		0.88%	0.87%	0.86%
Ratio of net investment income/(loss) to average net assets	(0.10)%	(0.07)%	(3)	0.22%	0.60%	0.21%
Portfolio turnover rate	32%	42%		20%	41%	44%

*	Formerly named Class J Shares.
(1)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(2)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.86% in 2007 and 0.87% in 2006, without the inclusion of dividends and interest on short positions and any stock loan fees.
(3)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.09%. The adjustment had no impact on total net assets or total return.

114  Janus Investment Fund

Janus Venture Fund – Class T*
	Years ended October 31
	2009	2008		2007	2006	2005

Net asset value, beginning of period	$29.82	$79.09		$65.75	$56.82	$51.57

Income from investment operations:
Net investment income/(loss)	—	0.07		(0.02)	(0.06)	—
Net gain/(loss) on investments (both realized and unrealized)	8.86	(34.87)		20.85	11.92	5.25

Total from investment operations	8.86	(34.80)		20.83	11.86	5.25

Less distributions and other:
Dividends from net investment income	—	—		—	—	—
Distributions from capital gains	—	(14.47)		(7.49)	(2.93)	—
Return of capital	N/A	—	(1)	N/A	N/A	N/A

Total distributions and other	—	(14.47)		(7.49)	(2.93)	—

Net asset value, end of period	$38.68	$29.82		$79.09	$65.75	$56.82

Total return	29.71%	(52.62)%		34.68%	21.69%	10.18%

Net assets, end of period (in millions)	$921	$761		$1,764	$1,398	$1,293
Average net assets for the period (in millions)	$776	$1,269		$1,549	$1,353	$1,368
Ratio of gross expenses to average net assets(2)(3)	0.93%	0.90%		0.88%	0.91%	0.87%
Ratio of net expenses to average net assets(3)	0.93%	0.90%		0.87%	0.91%	0.87%
Ratio of net investment income/(loss) to average net assets	(0.48)%	(0.46)%		(0.49)%	(0.55)%	(0.64)%
Portfolio turnover rate	40%	31%		57%	55%	63%

*	Formerly named Class J Shares.
(1)	Return of capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(2)	The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3)	The expense ratio includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.91% in 2009 and 0.89% in 2008, without the inclusion of dividends and interest on short positions and any stock loan fees.

Financial highlights  115

Glossary of investment terms

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. Equity and debt securities

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

116  Janus Investment Fund

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a

Glossary of investment terms  117

specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

118  Janus Investment Fund

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semi-annual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these

Glossary of investment terms  119

securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. Futures, options, and other derivatives

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty

120  Janus Investment Fund

in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date.

Glossary of investment terms  121

Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

III.	Other investments, strategies, and/or techniques

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

122  Janus Investment Fund

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, Janus Long/Short Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any changes in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net Long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Nondiversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified under the 1940 Act as “nondiversified,” on the other hand, is not subject to the same restrictions and therefore has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a “nondiversified” fund more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of a fund but also may increase the risk of a fund.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Glossary of investment terms  123

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

124  Janus Investment Fund

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You can make inquiries and request other information, including a Statement of Additional Information, annual report, or semiannual report (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-877-335-2687. The Funds’ Statement of Additional Information and most recent annual and semiannual reports are also available, free of charge, at janus.com/info. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports. In the Funds’ annual and semiannual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. Other information is also available from financial intermediaries that sell Shares of the Funds.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

janus.com

151 Detroit Street
Denver, CO 80206-4805
1-877-335-2687

The Trust’s Investment Company Act File No. is 811-1879.

                                         ▼ February 16, 2010

	Class A Shares	Class C Shares	Class D Shares†	Class I Shares	Class R Shares	Class S Shares	Class T Shares
Alternative
Janus Global Real Estate Fund	—	—	JNGSX	—	N/A	—	—
Growth & Core
Janus Balanced Fund*	JDBAX	JABCX	JANBX	JBALX	JDBRX	JABRX	JABAX
Janus Contrarian Fund*	JCNAX	JCNCX	JACNX	JCONX	JCNRX	JCNIX	JSVAX
Janus Enterprise Fund*	JDMAX	JGRCX	JANEX	JMGRX	JDMRX	JGRTX	JAENX
Janus Fund*	JDGAX	JGOCX	JANDX	JGROX	JDGRX	JGORX	JANSX
Janus Growth and Income Fund*	JDNAX	JGICX	JNGIX	JGINX	JDNRX	JADGX	JAGIX
Janus Orion Fund*	JORAX	JORCX	JANRX	JORFX	JORRX	JORIX	JORNX
Janus Research Core Fund*	JDQAX	JADCX	JNRCX	JCEFX	JDQRX	JADEX	JAEIX
Janus Research Fund*	JRAAX	JRACX	JNRFX	JRAIX	N/A	JRASX	JAMRX
Janus Triton Fund*	JGMAX	JGMCX	JANIX	JSMGX	JGMRX	JGMIX	JATTX
Janus Twenty Fund*‡	N/A	N/A	JNTFX	N/A	N/A	N/A	JAVLX
Janus Venture Fund*‡	N/A	N/A	JANVX	N/A	N/A	N/A	JAVTX
International & Global
Janus Global Life Sciences Fund*	JFNAX	JFNCX	JNGLX	JFNIX	N/A	JFNSX	JAGLX
Janus Global Opportunities Fund*	JPPAX	JPPCX	JNGOX	JPPIX	N/A	JPPSX	JGVAX
Janus Global Research Fund*	JRGAX	JRGCX	JANGX	JRGIX	N/A	JRGSX	JARFX
Janus Global Technology Fund*	JATAX	JAGCX	JNGTX	JATIX	N/A	JATSX	JAGTX
Janus International Equity Fund	—	—	JNISX	—	—	—	—
Janus International Forty Fund	—	—	JNIFX	—	N/A	—	—
Janus Overseas Fund*	JDIAX	JIGCX	JNOSX	JIGFX	JDIRX	JIGRX	JAOSX
Janus Worldwide Fund*	JDWAX	JWWCX	JANWX	JWWFX	JDWRX	JWGRX	JAWWX

Janus Investment Fund

Statement of Additional Information

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares (collectively, the “Shares”) of the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC (“Janus Capital”) is the investment adviser of each Fund. Certain Funds do not offer all classes of the Shares.

This SAI is not a Prospectus and should be read in conjunction with the Funds’ Prospectuses dated February 16, 2010, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). This SAI contains additional and more detailed information about the Funds’ operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital).

* The Fund’s Class T Shares were formerly named Class J Shares.
† Class D Shares are closed to new investors.
‡ The Fund is closed to new investors.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Statements of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to fund performance.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 19, 2010
to Currently Effective Statements of Additional Information

The following replaces the corresponding information regarding Class T Shares administrative fees found in the Custodian, Transfer Agent, and Certain Affiliations section of the Statement of Additional Information. For purposes of this supplement, the term “Fund” refers to any fund or portfolio in the Janus Investment Fund trust.

Janus Services receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of each Fund for providing or procuring administrative services to investors in Class T Shares of the Funds. These administrative services fees are paid by Class T Shares of the Funds to Janus Services, which uses some or all of such fees to compensate intermediaries for providing these services to their customers who invest in the Funds. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated March 12, 2010
to Currently Effective Statements of Additional Information

The following replaces the corresponding information regarding portfolio holdings found in the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information. For purposes of this supplement, the term “fund” refers to any fund or portfolio in the Janus Investment Fund trust.

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Each fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Classification, Investment Policies and Restrictions, and Investment Strategies and Risks	2

Investment Adviser	32

Custodian, Transfer Agent, and Certain Affiliations	48

Portfolio Transactions and Brokerage	50

Trustees and Officers	54

Shares of the Trust	66
Net Asset Value Determination	66
Purchases	67
Distribution and Shareholder Servicing Plans	69
Redemptions	72

Income Dividends, Capital Gains Distributions, and Tax Status	75

Principal Shareholders	77

Miscellaneous Information	91
Shares of the Trust	92
Shareholder Meetings	92
Voting Rights	92
Master/Feeder Option	93
Independent Registered Public Accounting Firm	93
Registration Statement	93

Financial Statements	94

Appendix A	95
Explanation of Rating Categories	95

  1

Classification, investment policies and restrictions,
and investment strategies and risks

Janus Investment Fund

This Statement of Additional Information includes information about 20 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company. The Funds may be referred to collectively in this SAI as the “Equity Funds.”

On July 6, 2009, as the result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain Funds discussed in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds (each, a “predecessor fund” and collectively, the “predecessor funds”). For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds.

Classification

The Investment Company Act of 1940, as amended (“1940 Act”), classifies mutual funds as either diversified or nondiversified. Janus Global Real Estate Fund, Janus Contrarian Fund, Janus Orion Fund, Janus Twenty Fund, Janus Global Opportunities Fund, and Janus International Forty Fund are classified as nondiversified. Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Worldwide Fund are classified as diversified.

Investment Policies and Restrictions Applicable to All Funds

The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund, except policies (1) and (2), which apply only to the Funds specifically listed in those policies.

(1) With respect to 75% of its total assets, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Worldwide Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Each Fund may not:

(2)	Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities), except that:

(i)	Janus Global Life Sciences Fund will normally invest 25% or more of the value of its total assets, in aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology.

(ii)	Janus Global Real Estate Fund will invest 25% or more of the value of its total assets in the real estate industries or real estate-related industries and U.S. Government securities.

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

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(5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund’s investments in short sales, as described in the Fund’s prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Funds may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the Securities and Exchange Commission (“SEC”), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

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For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of each Fund’s policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

Investment Policies Applicable to Certain Funds

Janus Global Real Estate Fund. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate industries or real estate-related industries.

Janus Balanced Fund. As an operational policy, at least 25% of the assets of Janus Balanced Fund will normally be invested in fixed-income senior securities.

Janus Global Life Sciences Fund. As a fundamental policy, Janus Global Life Sciences Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology. Janus Global Life Sciences Fund does not have a policy to concentrate in any industry other than those listed above.

Investment Strategies and Risks

Diversification

Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as “nondiversified” has the ability to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

As discussed in the Prospectuses, a Fund’s cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to “Investment Company Securities.”)

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent

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assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds’ liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”).

If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of a Fund’s total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund’s NAV.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in non-affiliated money market funds or other accounts.

Foreign Securities

Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund’s assets from that country.

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Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Emerging Markets. Within the parameters of its specific investment policies, each Fund, particularly Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund, may invest its assets in a company or companies from one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm. Janus Global Real Estate Fund and Janus International Equity Fund will normally limit their investments in emerging market countries to 15% of their net assets. Each of Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund has, at times, invested a significant portion of its assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales

Each Fund may engage in “short sales against the box.” This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Each Fund may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is

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theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund’s obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund’s segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund’s borrowing restrictions. This requirement to segregate assets limits a Fund’s leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Fund’s ability to invest in short sales may be limited, as described in the Fund’s prospectus.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

Within the parameters of its specific investment policies, each Fund may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund’s restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

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Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association (“Ginnie Mae”) Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase “modified pass-through” Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the “issuer” and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation (“Freddie Mac”) issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“Fannie Mae”) issues guaranteed mortgage pass-through certificates (“Fannie Mae Certificates”). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

The Funds’ investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

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Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds’ Prospectuses may apply.

Investment Company Securities

From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund’s total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.

Investment companies may include index-based investments such as exchange-traded funds (“ETFs”), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

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Exchange-Traded Notes

The Funds may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the funds’ total return. A Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts

Each Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds’ Prospectuses.

U.S. Government Securities

To the extent permitted by its investment objective and policies, each Fund, particularly Janus Balanced Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities (“TIPS”), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association (“Sallie Mae”) are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit

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quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

Inverse floaters. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

Standby commitments. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Strip bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security’s liquidity.

The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts (“REITs”)

Within the parameters of its specific investment policies, each Fund may invest in REITs. Janus Global Real Estate Fund may invest a significant amount of its assets in these types of securities. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance,

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during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund’s collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital’s analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund’s portfolio, although a Fund’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls

Certain Funds, particularly Janus Global Real Estate Fund, may enter into “mortgage dollar rolls,” which are similar to reverse repurchase agreements in certain respects. In a “mortgage dollar roll” transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the

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same security) in the future at a predetermined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the “drop,” as well as the interest earned on the cash proceeds of the initial sale.

Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans

Certain Funds, particularly Janus Balanced Fund (no more than 20% of the Fund’s total assets), may invest in bank loans, which include institutionally traded floating rate securities.

Bank loans, which include institutionally traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a “lender” for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy a borrower’s obligations or that the collateral could be liquidated.

If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund’s NAV.

The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

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Floating Rate Loans
Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an “agent”) for a lending group or “syndicate” of financial institutions. In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks (“Prime Rate”) or the rate paid on large certificates of deposit traded in the secondary markets (“CD rate”). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund’s net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower’s discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund’s holdings. To the extent required by applicable law, Janus Capital’s ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information, which could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

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Other floating rate securities
The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on pre-determined dates.

High-Yield/High-Risk Bonds

Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor’s Ratings Service and Fitch, Inc., or Ba or lower by Moody’s Investors Service, Inc.). Under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% or less of its net assets (Janus Global Real Estate Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund) or 20% or less of its net assets (Janus Contrarian Fund and Janus International Equity Fund).

Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

A Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in the Fund’s limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund’s portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of this SAI for a description of bond rating categories.

Defaulted Securities

A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund’s limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers’ and/or investment personnel’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing

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market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

A Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Fund’s ability to use derivative instruments may also be limited by tax considerations. (See “Income Dividends, Capital Gains Distributions, and Tax Status.”)

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

Credit risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Currency risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

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Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”) or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds’ custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM’s other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds’ custodian or subcustodian and are required to hold such accounts directly.

The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.

The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company’s stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund’s obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company’s stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company’s stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have

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much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund’s interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund’s current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests – for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities – which involves a risk that the futures position will not correlate precisely with the performance of such Fund’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund’s investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund’s other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out

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existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund’s access to other assets held to cover its futures positions also could be impaired.

Options on Futures Contracts. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Funds’ principal uses of forward foreign currency exchange contracts (“forward currency contracts”). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund’s assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell (“transaction hedge”). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of

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that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (“position hedge”) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments (“anticipatory hedge”). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies (“cross-hedge”).

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund’s foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund’s currency exposure from one foreign currency to another removes that Fund’s opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers’ and/or investment personnel’s projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund’s custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds’ ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

Options on Foreign Currencies. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option

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will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Fund’s custodian.

The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Additional Risks of Options on Foreign Currencies, Forward Contracts, and Foreign Instruments. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an “insider” of the issuer for purposes of the federal securities laws, which may restrict that Fund’s ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund’s rights as a creditor or to protect the value of securities held by that Fund.

Options on Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put’s exercise price; and (ii) for a written call, owning the underlying instrument. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date.

A Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

A Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund’s custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian.

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A Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange (“Exchange”) on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price

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movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund’s maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund’s return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

Options on Securities Indices. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange (“NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Options on Non-U.S. Securities Indices. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

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The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund’s portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund’s activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

Other Options. In addition to the option strategies described above and in the Prospectus, a Fund may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund. A Fund may use exotic options to the extent that they are consistent with the Fund’s investment objective and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include but are not limited to outperformance options, yield curve options or other spread options.

Outperformance Option- An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

Yield Curve Options- An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Spread Option- A type of option that derives its value from price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

Swaps and Swap-Related Products. The Funds may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-

  25

based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital’s guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by a NRSRO will meet Janus Capital’s guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller in a credit default transaction would be the notional amount of the agreement. A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

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Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

A Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

A Fund investing in CDXs is normally only permitted to take long positions in these instruments. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, a Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

Structured Investments. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund’s gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets, when combined with all other illiquid investments of each Fund.

Portfolio Turnover

As a reference point, a portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund cannot accurately predict its turnover rate. Variations in

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portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of a Fund’s investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Fund’s portfolio turnover rate may be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance. The following tables summarize the portfolio turnover rates for the Funds for the last two fiscal years or periods as noted. Each Fund has changed its fiscal year end to September 30.

	Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal year ended		the fiscal year ended
Fund Name	October 31, 2009		October 31, 2008
Growth & Core
Janus Balanced Fund	158%	(1)	109%	(1)
Janus Contrarian Fund	80%		52%
Janus Enterprise Fund	41%		69%
Janus Fund	60%		95%	(1)
Janus Growth and Income Fund	40%		76%
Janus Orion Fund	125%	(1)	144%	(2)
Janus Research Core Fund	58%		157%	(2)
Janus Research Fund	83%		102%	(1)
Janus Triton Fund	50%		88%
Janus Twenty Fund	32%		42%
Janus Venture Fund	40%		31%
International & Global
Janus Global Life Sciences Fund	70%		81%
Janus Global Opportunities Fund	62%		18%
Janus Global Research Fund	99%		95%	(1)
Janus Global Technology Fund	111%	(1)	90%	(1)
Janus Overseas Fund	45%		50%
Janus Worldwide Fund	195%	(1)(2)	16%

(1)	The increase in portfolio turnover rate was due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
(2)	The increase in the portfolio turnover rate was partially due to a restructuring of the Fund’s portfolio as a result of a change in portfolio management.

	Portfolio Turnover Rate for		Portfolio Turnover Rate for		Portfolio Turnover Rate for
	the fiscal period ended		the fiscal year ended		the fiscal year ended
Fund Name	September 30, 2009(1)(2)		July 31, 2009(3)		July 31, 2008(1)(3)

Alternative
Janus Global Real Estate Fund	19%		78%		8%	(4)
International & Global
Janus International Equity Fund	115%	(5)	176%	(5)(6)	39%
Janus International Forty Fund	133%	(5)	138%	(5)	54%	(7)

(1)	Annualized for periods of less than one full year.
(2)	For the period August 1, 2009 to September 30, 2009 (the Funds’ new fiscal year end).
(3)	The Funds’ or predecessor funds’ previous fiscal year end.
(4)	November 28, 2007 (effective date) to July 31, 2008.
(5)	The increase in portfolio turnover rate is due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
(6)	The increase in the portfolio turnover rate was partially due to a restructuring of the Fund’s portfolio as a result of a change in portfolio management.
(7)	May 30, 2008 (effective date) to July 31, 2008.

Portfolio Holdings Disclosure Policies and Procedures

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling

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1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each Fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

•	Top Holdings. Each fund’s top portfolio holdings, in order of position size and as a percentage of a fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

The Janus funds’ Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds’ insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital’s Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds’ Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

Under extraordinary circumstances, Janus Capital’s Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

Name	Frequency	Lag Time

ACA Compliance Group	As needed	Current
Barclays Capital Inc.	Daily	Current
Bowne & Company Inc.	Daily	Current
Brockhouse & Cooper Inc.	Quarterly	Current

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Name	Frequency	Lag Time

Brown Brothers Harriman & Co.	Daily	Current
Callan Associates Inc.	As needed	Current
Cambridge Associates LLC	Quarterly	Current
Canterbury Consulting Inc.	Monthly	Current
Charles River Systems, Inc.	As needed	Current
Charles Schwab & Co., Inc.	As needed	Current
Citibank, N.A.	Daily	Current
CMS BondEdge	As needed	Current
Consulting Services Group, LLC	As needed	Current
Deloitte & Touche LLP	As needed	Current
Deloitte Tax LLP	As needed	Current
Eagle Investment Systems Corp.	As needed	Current
Eaton Vance Management	As needed	Current
Ennis, Knupp & Associates, Inc.	As needed	Current
Ernst & Young LLP	As needed	Current
FactSet Research Systems, Inc.	As needed	Current
Financial Models Company, Inc.	As needed	Current
FlexTrade LLC	Daily	Current
FT Interactive Data Corporation	Daily	Current
Hewitt Associates LLC	As needed	Current
Imagine Software Inc.	As needed	Current
Institutional Shareholder Services, Inc.	Daily	Current
International Data Corporation	Daily	Current
Investment Technology Group, Inc.	Daily	Current
Jeffrey Slocum & Associates, Inc.	As needed	Current
Lehman Brothers Inc.	Daily	Current
Marco Consulting Group, Inc.	Monthly	Current
Marquette Associates	As needed	Current
Markit Loans, Inc.	Daily	Current
Mercer Investment Consulting, Inc.	As needed	Current
Merrill Communications LLC	Semi-annually	5 days
Moody’s Investors Service Inc.	Weekly	7 days or more
New England Pension Consultants	Monthly	Current
Nikko AM Americas	As needed	Current
Nomura Funds Research & Technologies America Inc.	As needed	Current
Nuveen Investment Solutions, Inc.	One time	Current
Omgeo LLC	Daily	Current
PricewaterhouseCoopers LLP	As needed	Current
Prima Capital Management, Inc.	Quarterly	15 days
R.V. Kuhns & Associates	As needed	Current
Reuters America Inc.	Daily	Current
Rocaton Investment Advisors, LLC	As needed	Current
Rogerscasey, Inc.	Quarterly	Current
Russell/Mellon Analytical Services, LLC	Monthly	Current
Sapient Corporation	As needed	Current
SEI Investments	As needed	Current
SimCorp USA, Inc.	As needed	Current
Standard & Poor’s	Daily	Current
Standard & Poor’s Financial Services	Weekly	2 days or more

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Name	Frequency	Lag Time

Standard & Poor’s Securities Evaluation	Daily	Current
State Street Bank and Trust Company	Daily	Current
Stratford Advisory Group, Inc.	As needed	Current
Summit Strategies Group	Monthly; Quarterly	Current
The Yield Book Inc.	Daily	Current
Tower Investment	As needed	30 days
Wachovia Securities LLC	As needed	Current
Wall Street On Demand, Inc.	Monthly; Quarterly	30 days; 15 days
Wilshire Associates Incorporated	As needed	Current
Yanni Partners, Inc.	Quarterly	Current
Zephyr Associates, Inc.	Quarterly	Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds’ portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds’ portfolio holdings disclosure policies.

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Investment adviser

Investment Adviser – Janus Capital Management LLC

As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds’ investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Funds of compensation payable to the Funds’ Chief Compliance Officer and compliance staff) and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the members of the Board of Trustees are “affiliated persons” of Janus Capital as that term is defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders’ meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds’ transfer agent.

Each Fund’s Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds’ Trustees who are not parties to the Advisory Agreements or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Trustees”), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ Investment Advisory Agreements will be included in the Funds’ next annual or semiannual report to shareholders, following such approval. You can request the Funds’ annual or semiannual reports, free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). The reports are also available, free of charge, on janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital).

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The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under “Average Daily Net Assets of Fund.” Funds that pay a fee that may adjust up or down based on the Fund’s performance relative to its benchmark index over the performance measurement period have “N/A” in the “Average Daily Net Assets of Fund” column below. The following table also reflects the Funds’ contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the “base fee” rate prior to any performance fee adjustment for Funds that have a performance fee structure.

		Contractual
		Investment Advisory
	Average Daily Net	Fees/Base Fees (%)
Fund Name	Assets of Fund	(annual rate)
Alternative
Janus Global Real Estate Fund	N/A	0.75
Growth & Core
Janus Balanced Fund	All Asset Levels	0.55
Janus Contrarian Fund	N/A	0.64
Janus Enterprise Fund	All Asset Levels	0.64
Janus Fund	All Asset Levels	0.64
Janus Growth and Income Fund	All Asset Levels	0.62
Janus Orion Fund	All Asset Levels	0.64
Janus Research Core Fund	All Asset Levels	0.60
Janus Research Fund	N/A	0.64
Janus Triton Fund	All Asset Levels	0.64
Janus Twenty Fund	All Asset Levels	0.64
Janus Venture Fund	All Asset Levels	0.64
International & Global
Janus Global Life Sciences Fund	All Asset Levels	0.64
Janus Global Opportunities Fund	All Asset Levels	0.64
Janus Global Research Fund	N/A	0.64
Janus Global Technology Fund	All Asset Levels	0.64
Janus International Equity Fund	N/A	0.68
Janus International Forty Fund	N/A	0.73
Janus Overseas Fund	All Asset Levels	0.64
Janus Worldwide Fund	N/A	0.60

Performance-Based Investment Advisory Fee

Applies to Janus Global Research Fund, Janus Contrarian Fund, Janus Research Fund, Janus Worldwide Fund, Janus International Equity Fund, Janus Global Real Estate Fund, and Janus International Forty Fund only
Effective on the dates shown below, each of Janus Global Research Fund, Janus Contrarian Fund, Janus Research Fund, Janus Worldwide Fund, Janus International Equity Fund, Janus Global Real Estate Fund, and Janus International Forty Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund’s performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment
Fund	Arrangement	to Advisory Fee

Janus Global Research Fund	01/01/06	01/01/07
Janus Contrarian Fund	02/01/06	02/01/07
Janus Research Fund	02/01/06	02/01/07
Janus Worldwide Fund	02/01/06	02/01/07
Janus International Equity Fund	12/01/06	12/01/07
Janus Global Real Estate Fund	12/01/07	12/01/08
Janus International Forty Fund	06/01/08	06/01/09

Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment

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(“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the Fund’s Base Fee Rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund’s performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of each Fund’s respective benchmark index. For periods beginning July 6, 2009, the investment performance of each Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund’s load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund’s Class T Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund’s load-waived Class A Shares.

The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the

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Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the “Staff”) that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund’s benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund’s performance compared to its former benchmark index. Any change to a particular Fund’s benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund’s benchmark index will require shareholder approval. If there is a change in the Staff’s position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund’s benchmark index is appropriate.

Effective January 1, 2007, the MSCI World Growth Index became Janus Global Research Fund’s benchmark index for purposes of measuring the Fund’s performance and calculating the Performance Adjustment to the investment advisory fee paid by the Fund to Janus Capital. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, comparisons to the MSCI World Growth Index will not be fully implemented for 36 months after January 1, 2007. During this transition period, the Fund’s returns will be compared to a blended index return that reflects a measurement of the Fund’s performance relative to the Russell 1000® Index, the Fund’s prior benchmark index, for the portion of the performance measurement period prior to January 1, 2007, and a measurement of the Fund’s performance relative to the performance of the MSCI World Growth Index for the remainder of the period. For periods following the first full 36-month performance measuring period, the performance measurement period will reflect one less month of Performance Adjustment to the Russell 1000® Index. At the conclusion of the transition period, the Russell 1000® Index will be eliminated from the Performance Adjustment calculation, and the calculation will include only the Fund’s performance relative to the MSCI World Growth Index.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee Rate was 1/12th of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

The Base Fee Rate would be computed as follows:

$200 million x 0.60% ÷ 12 = $100,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.375% of $200 million.

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If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12th of 0.975% of $200 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12th of 0.225% of $200 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.975% in the case of outperformance, or approximately 1/12th of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

The Base Fee Rate would be computed as follows:

$800 million x 0.60% ÷ 12 = $400,000

If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

$500 million x 0.15% ÷ 12 = $62,500, which is approximately 1/12th of 0.094% of $800 million.

If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12th of 0.694% of $800 million.

If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12th of 0.506% of $800 million.

Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12th of 0.694% in the case of outperformance, or approximately 1/12th of 0.506% in the case of underperformance.

The Base Fee Rate for each Fund and the Fund’s benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

		Base Fee (%)
Fund Name	Benchmark Index	(annual rate)
Janus Global Research Fund	MSCI World Growth Index(1)	0.64
Janus Contrarian Fund	S&P 500® Index(2)	0.64
Janus Research Fund	Russell 1000® Growth Index(3)	0.64
Janus Worldwide Fund	MSCI World Indexsm(4)	0.60
Janus International Equity Fund	MSCI EAFE® Index(5)	0.68
Janus Global Real Estate Fund	FTSE EPRA/NAREIT Developed Index(6)	0.75
Janus International Forty Fund	MSCI All Country World ex-U.S. Indexsm(7)	0.73

(1)	As previously noted, effective January 1, 2007, Janus Global Research Fund’s benchmark index changed from the Russell 1000® Index to the MSCI World Growth Index for purposes of measuring the Fund’s performance and calculating the Performance Adjustment. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.
(2)	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
(3)	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
(4)	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
(5)	The MSCI EAFE® Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East. The index includes reinvestment of dividends, net of foreign withholding taxes.

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(6)	The FTSE EPRA/NAREIT Developed Index (formerly named FTSE EPRA/NAREIT Global Real Estate Index) is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.
(7)	The MSCI All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended October 31, 2009, unless otherwise noted, are shown below. Each Fund has changed its fiscal year end to September 30.

Fund Name	Net Assets (000s)
Janus Global Research Fund	$203,448
Janus Contrarian Fund	$3,852,080
Janus Research Fund	$2,897,067
Janus Worldwide Fund	$2,304,537
Janus International Equity Fund	$174,474	(1)
Janus Global Real Estate Fund	$15,001	(1)
Janus International Forty Fund	$7,080	(1)

(1)	For the period ended September 30, 2009 (the Fund changed its fiscal year end from July 31 to September 30).

Examples: Janus Global Research Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark indices by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000® Index (for periods prior to January 1, 2007) and the MSCI World Growth Index (for periods commencing January 1, 2007). The sum of the percentage changes in these two benchmark indices is used for purposes of calculating the Performance Adjustment.

Example 1: Fund Outperforms Its Benchmark Indices By 6.00%

If the Fund has outperformed the Indices by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Indices

If the Fund performance has tracked the performance of the Indices during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Indices By 6.00%

If the Fund has underperformed the Indices by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

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Examples: Janus Contrarian Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the S&P 500® Index.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the S&P 500® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the S&P 500® Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the S&P 500® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

Examples: Janus Research Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000® Growth Index.

Example 1: Fund Outperforms Its Benchmark Index By 5.00%

If the Fund has outperformed the Russell 1000® Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of 0.15%	1/12th of 0.79%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the Russell 1000® Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	0.00	1/12th of 0.64%

Example 3: Fund Underperforms Its Benchmark Index By 5.00%

If the Fund has underperformed the Russell 1000® Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.64%	1/12th of -0.15%	1/12th of 0.49%

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Examples: Janus Worldwide Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI World Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 6.00%

If the Fund has outperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of 0.15%	1/12th of 0.75%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI World Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	0.00	1/12th of 0.60%

Example 3: Fund Underperforms Its Benchmark Index By 6.00%

If the Fund has underperformed the MSCI World Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.60%	1/12th of -0.15%	1/12th of 0.45%

Examples: Janus International Equity Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI EAFE® Index.

Example 1: Fund Outperforms Its Benchmark Index By 7.00%

If the Fund has outperformed the MSCI EAFE® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	1/12th of 0.15%	1/12th of 0.83%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the MSCI EAFE® Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	0.00	1/12th of 0.68%

Example 3: Fund Underperforms Its Benchmark Index By 7.00%

If the Fund has underperformed the MSCI EAFE® Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.68%	1/12th of -0.15%	1/12th of 0.53%

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Because the Fund is a newer fund that commenced operations on November 28, 2006, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

Examples: Janus Global Real Estate Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the FTSE EPRA/NAREIT Developed Index.

Example 1: Fund Outperforms Its Benchmark Index By 4.00%

If the Fund has outperformed the FTSE EPRA/NAREIT Developed Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.75%	1/12th of 0.15%	1/12th of 0.90%

Example 2: Fund Performance Tracks Its Benchmark Index

If the Fund performance has tracked the performance of the FTSE EPRA/NAREIT Developed Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.75%	0.00	1/12th of 0.75%

Example 3: Fund Underperforms Its Benchmark Index By 4.00%

If the Fund has underperformed the FTSE EPRA/NAREIT Developed Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.75%	1/12th of -0.15%	1/12th of 0.60%

Because the Fund is a newer fund that commenced operations on November 28, 2007, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

Examples: Janus International Forty Fund

The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI All Country World ex-U.S. Indexsm.

Example 1: Fund Outperforms Its Benchmark Index By 6.00%

If the Fund has outperformed the MSCI All Country World ex-U.S. Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.73%	1/12th of 0.15%	1/12th of 0.88%

Example 2: Fund Performance Tracks Its Benchmark Index

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If the Fund performance has tracked the performance of the MSCI All Country World ex-U.S. Indexsm during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

		Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.73%	0.00	1/12th of 0.73%

Example 3: Fund Underperforms Its Benchmark Index By 6.00%

If the Fund has underperformed the MSCI All Country World ex-U.S. Indexsm by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

Total Advisory Fee Rate
Base Fee Rate	Performance Adjustment Rate	for that Month
1/12th of 0.73%	1/12th of -0.15%	1/12th of 0.58%

Because the Fund is a newer fund that commenced operations on May 30, 2008, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund’s current assets than would be the case if the Fund’s net assets remained constant during the entire performance measurement period.

Expense Limitations

Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, distribution and shareholder servicing fees (12b-1) applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, the administrative fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the “Fees and Expenses of the Fund” table in each Fund Summary of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue each waiver until at least February 16, 2011.

	Expense Limit
Fund Name	Percentage (%)

Alternative
Janus Global Real Estate Fund	1.25	(1)
Growth & Core
Janus Balanced Fund	0.76
Janus Contrarian Fund	0.89	(1)
Janus Enterprise Fund	0.90
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05
International & Global
Janus Global Research Fund	1.00	(1)
Janus International Equity Fund	1.25	(1)
Janus International Forty Fund	1.25	(1)
Janus Overseas Fund	0.92
Janus Worldwide Fund	1.00	(1)

(1)	Effective January 1, 2006 for Janus Global Research Fund, February 1, 2006 for Janus Contrarian Fund and Janus Worldwide Fund, December 1, 2006 for Janus International Equity Fund, December 1, 2007 for Janus Global Real Estate Fund, and June 1, 2008 for Janus International Forty Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund’s performance relative to its respective benchmark index over the performance measurement period. Details discussing the change are included in the “Performance-Based Investment Advisory Fee” section of this SAI. Because a fee waiver will have a positive effect upon the Fund’s performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, each Fund’s expense limit will be in effect until February 16, 2011.

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The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods noted. Each Fund has changed its fiscal year end to September 30. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown.

	October 31, 2009			October 31, 2008		October 31, 2007
Fund Name	Advisory Fees	Waivers(−)		Advisory Fees	Waivers(−)	Advisory Fees	Waivers(−)
Growth & Core
Janus Balanced Fund	$17,030,046		—	$14,917,536	N/A	$14,198,711		N/A
Janus Contrarian Fund	$24,048,033	−$	75,436	$54,842,153	N/A	$45,726,477		N/A
Janus Enterprise Fund	$10,106,796	−$	31,333	$12,885,701	N/A	$12,306,342		N/A
Janus Fund	$46,943,494	−$	2,203	$69,966,745	N/A	$75,421,017		N/A
Janus Growth and Income Fund	$20,168,797	−$	15,958	$33,599,579	N/A	$41,690,681		N/A
Janus Orion Fund	$16,733,322	−$	6,442	$29,960,291	N/A	$23,952,394		N/A
Janus Research Core Fund	$3,073,143	−$	364,706	$5,329,114	N/A	$6,390,963		N/A
Janus Research Fund	$17,670,660		N/A	$32,041,183	N/A	$30,871,258		N/A
Janus Triton Fund	$1,277,944	−$	4,970	$907,910	—	$764,844		—
Janus Twenty Fund	$49,894,228		N/A
Janus Venture Fund	$4,968,303		N/A
International & Global
Janus Global Life Sciences Fund	$3,951,384		N/A	$5,333,729	N/A	$5,596,005		N/A
Janus Global Opportunities Fund	$543,001		N/A	$873,746	N/A	$1,035,652		N/A
Janus Global Research Fund	$1,247,901	−$	1	$1,901,921	—	$1,234,760		—
Janus Global Technology Fund	$3,732,270		N/A	$5,266,654	N/A	$5,839,588		N/A
Janus Overseas Fund	$38,343,958	−$	43,066	$58,814,747	N/A	$50,544,718		N/A
Janus Worldwide Fund	$10,392,924	−$	730	$18,638,446	N/A	$28,429,056	−$	552,015	(1)

(1)	The amount shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 (“Waiver Period”), Janus Capital contractually agreed to waive its right to receive a portion of the Fund’s base management fee, at the annual rate up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund’s primary benchmark index performance for the period (reduced for certain percentages of underperformance).

	September 30, 2009(1)				July 31, 2009(2)				July 31, 2008(2)					July 31, 2007(2)
	Advisory				Advisory				Advisory					Advisory
Fund Name	Fees	Waivers(−)			Fees	Waivers(−)			Fees		Waivers(−)			Fees		Waivers(−)
Alternative
Janus Global Real Estate Fund	$18,152	−$	18,152	(3)	$44,102	−$	44,102	(3)	$30,285	(4)	−$	30,285	(3)(4)	N/A			N/A
International & Global
Janus International Equity Fund	$207,161		$—		$910,405		$—		$524,895		−$	418		$40,602	(5)	−$	40,602	(3)(5)
Janus International Forty Fund	$7,925	−$	7,925	(3)	$16,334	−$	$16,334	(3)	$1,367	(6)	−$	1,367	(3)(6)	N/A			N/A

(1)	For the fiscal period August 1, 2009 to September 30, 2009.
(2)	The Funds’ or predecessor funds’ previous fiscal year end.
(3)	Fee waiver by Janus Capital exceeded the advisory fee.
(4)	November 28, 2007 (effective date) to July 31, 2008.
(5)	November 28, 2006 (effective date) to July 31, 2007.
(6)	May 30, 2008 (effective date) to July 31, 2008.

Payments to Financial Intermediaries by Janus Capital or its Affiliates

Class A Shares and Class C Shares
In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number

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of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are AIG Advisor Group, Inc. and its broker-dealer subsidiaries; Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Morgan Stanley Smith Barney, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wells Fargo Advisors, LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

In addition, from their own assets, Janus Capital, Janus Distributors LLC (“Janus Distributors”), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries’ fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a Fund’s assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and when considering which share class of the Funds is most appropriate for you.

Class I Shares, Class R Shares, Class S Shares, and Class T Shares
With respect to Class I Shares, Class R Shares, Class S Shares, and Class T Shares, Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services (with the exception of Class I Shares, Class R Shares, and Class S Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

All Share Classes
Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

Additional Information about Janus Capital

Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which

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Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts’ ability to participate in volume transactions may produce better executions and prices for the accounts.

With respect to allocations of initial public offerings (“IPOs”), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account’s investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group (“IPO Group”) based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization (“IPO Classification”) of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers’ and/or investment personnel’s account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account’s assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers’ and/or investment personnel’s original indication/target filled in the aftermarket unless instructed by the portfolio managers and/or investment personnel to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers’ and/or investment personnel’s request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the “Investing Funds”).

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As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

The officers and Trustees of the funds may also serve as officers and Trustees of the Janus “funds of funds,” which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

Janus Ethics Rules

Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

Under the Personal Trading Code of Ethics (the “Code of Ethics”), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

Proxy Voting Policies and Procedures

Each Fund’s Trustees have delegated to Janus Capital or the Fund’s subadviser, as applicable, the authority to vote all proxies relating to such Fund’s portfolio securities in accordance with Janus Capital’s or the applicable subadviser’s own policies and procedures. Summaries of Janus Capital’s or the applicable subadviser’s policies and procedures are available without charge: (i) upon request, by calling 1-800-525-0020; (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

A complete copy of Janus Capital’s proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

Each Fund’s proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

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Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (“Proxy Voting Service”).

Proxy Voting Procedures

Janus Capital has developed proxy voting guidelines (the “Janus Guidelines”) that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the “Proxy Voting Committee”) in consultation with Janus Capital’s portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders’ interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital’s portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital’s portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital’s portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to work with Janus Capital’s portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee’s oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager’s rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital’s Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues
Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues
Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues
Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee

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is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

General Corporate Issues
Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals
If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

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Custodian, transfer agent, and certain affiliations

State Street Bank and Trust Company (“State Street”), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds’ securities and cash held outside the United States. The Funds’ Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds’ assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

Janus Services LLC (“Janus Services”), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds’ transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds.

Certain intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

Class D Shares of the Funds pay an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of each Fund for shareholder services provided by Janus Services LLC.

Class T Shares of the Funds pay an annual administrative fee of 0.25% of net assets for administrative services, including recordkeeping, subaccounting, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. These administrative fees are paid by Class T Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries. Janus Services or its affiliates may also pay administrative fees to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

For the fiscal period ended October 31, 2009, which was the Funds’ previous fiscal year end, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below. Each Fund has changed its fiscal year end to September 30.

Administrative
Fund Name	Fees(1)
Growth & Core
Janus Balanced Fund
Class R Shares	$31,828
Class S Shares	$388,402
Janus Contrarian Fund
Class R Shares	$2,167
Class S Shares	$3,678
Janus Enterprise Fund
Class R Shares	$33,560
Class S Shares	$174,373
Janus Fund
Class R Shares	$628
Class S Shares	$69,214
Janus Growth and Income Fund
Class R Shares	$1,498
Class S Shares	$54,066
Janus Orion Fund
Class R Shares	$1,110
Class S Shares	$8,388

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Administrative
Fund Name	Fees(1)
Janus Research Core Fund
Class R Shares	$1,100
Class S Shares	$19,971
Janus Research Fund
Class S Shares	$1
Janus Triton Fund
Class R Shares	$794
Class S Shares	$1,815
International & Global
Janus Global Life Sciences Fund
Class S Shares	$1
Janus Global Opportunities Fund
Class S Shares	$8
Janus Global Research Fund
Class S Shares	$1
Janus Global Technology Fund
Class S Shares	$30
Janus Overseas Fund
Class R Shares	$77,073
Class S Shares	$1,086,906
Janus Worldwide Fund
Class R Shares	$399
Class S Shares	$50,320

(1)	For period July 6, 2009 to October 31, 2009.

As of the date of this SAI, Janus Services did not receive any administrative fees from Class D Shares or Class T Shares of the Funds.

Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the fees charged by certain intermediaries for administrative services including, but not limited to, recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the NSCC or similar systems or those processed on a manual basis by Janus Services.

Through Janus Services, the Funds pay DST Systems, Inc. (“DST”) fees for the use of DST’s shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any transfer agency fees paid to Janus Services. The Funds also use and pay for DST systems to track and process redemption fees and contingent deferred sales charges.

Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund’s Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors’ registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

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Portfolio transactions and brokerage

Janus Capital places all portfolio transactions of the Funds. Janus Capital has a policy of seeking to obtain the “best execution” of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers’ commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital’s knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible “research services,” such services must qualify as “advice,” “analyses,” or “reports.” To determine that a service constitutes research services, Janus Capital must conclude that it reflects the “expression of reasoning or knowledge” relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible “brokerage services,” such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital’s own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer’s sale of Fund shares when choosing a broker-dealer to effect transactions.

“Cross trades,” in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds’ Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

50

For the fiscal year or period noted, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. Each Fund has changed its fiscal year end to September 30.

	Commissions	Transactions
Fund Name	October 31, 2009
Growth & Core
Janus Balanced Fund	$1,009,611	$929,846,129
Janus Contrarian Fund	$6,137,398	$2,724,494,340
Janus Enterprise Fund	$952,518	$705,066,386
Janus Fund	$4,005,275	$3,467,595,547
Janus Growth and Income Fund	$1,333,653	$1,091,243,621
Janus Orion Fund	$6,009,924	$7,447,772,907
Janus Research Core Fund	$352,295	$309,336,017
Janus Research Fund	$2,535,530	$1,859,040,778
Janus Triton Fund	$204,776	$136,027,645
Janus Twenty Fund	$2,122,135	$6,805,852,261
Janus Venture Fund	$554,646	$243,480,307
International & Global
Janus Global Life Sciences Fund	$509,423	$386,990,897
Janus Global Opportunities Fund	$76,334	$48,308,327
Janus Global Research Fund	$189,919	$144,611,653
Janus Global Technology Fund	$1,295,357	$587,182,643
Janus Overseas Fund	$6,218,641	$3,135,990,936
Janus Worldwide Fund	$4,844,993	$3,280,439,790

	Commissions	Transactions	Commissions	Transactions
Fund Name	September 30, 2009(1)		July 31, 2009(2)
Alternative
Janus Global Real Estate Fund	$1,159	$707,915	$12,607	$4,446,226
International & Global
Janus International Equity Fund	$48,511	$31,111,952	$337,854	$206,151,814
Janus International Forty Fund	$2,815	$1,726,083	$5,725	$4,147,527

(1)	For the fiscal period August 1, 2009 to September 30, 2009.
(2)	The Funds’ previous fiscal year end.

Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third-parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but “step-out” all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to

  51

designate a portion of the broker-dealer’s commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital’s receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods noted. Each Fund has changed its fiscal year end to September 30.

Fund Name	October 31, 2009	October 31, 2008	October 31, 2007
Growth & Core
Janus Balanced Fund	$2,366,654	$1,081,459	$913,654
Janus Contrarian Fund	$11,022,577	$13,252,242	$9,558,075
Janus Enterprise Fund	$2,260,243	$2,574,625	$3,017,403
Janus Fund	$9,130,356	$19,126,047	$8,043,325
Janus Growth and Income Fund	$3,069,602	$8,372,659	$7,368,646
Janus Orion Fund	$12,029,396	$16,244,354	$2,218,774
Janus Research Core Fund	$797,396	$2,538,525	$1,235,748
Janus Research Fund	$5,730,008	$7,858,858	$5,269,861
Janus Triton Fund	$474,890	$444,078	$736,104
Janus Twenty Fund	$4,294,393	$7,592,448	$3,889,898
Janus Venture Fund	$1,321,780	$1,593,586	$13,686,982
International & Global
Janus Global Life Sciences Fund	$1,078,547	$1,516,959	$2,006,557
Janus Global Opportunities Fund	$171,125	$118,939	$41,129
Janus Global Research Fund	$411,702	$576,607	$346,281
Janus Global Technology Fund	$2,669,811	$2,437,846	$2,427,722
Janus Overseas Fund	$13,546,611	$17,469,441	$17,758,308
Janus Worldwide Fund	$10,229,529	$1,865,443	$3,439,200

Fund Name	September 30, 2009(1)	July 31, 2009(2)	July 31, 2008(2)		July 31, 2007(2)
Alternative
Janus Global Real Estate Fund	$2,767	$24,375	$5,292	(3)	N/A
International & Global
Janus International Equity Fund	$96,597	$684,007	$236,981		$45,528	(4)
Janus International Forty Fund	$5,780	$13,607	$1,526	(5)	N/A

(1)	For the fiscal period August 1, 2009 to September 30, 2009.
(2)	The Funds’ or predecessor funds’ previous fiscal year end.
(3)	November 28, 2007 (effective date) to July 31, 2008.
(4)	November 28, 2006 (effective date) to July 31, 2007.
(5)	May 30, 2008 (effective date) to July 31, 2008.

Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer, or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

52

As of October 31, 2009, unless otherwise noted, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

		Value of
	Name of	Securities
Fund Name	Broker-Dealer	Owned
Growth & Core
Janus Balanced Fund	Goldman Sachs Group, Inc.	$69,288,970
	Goldman Sachs Group, Inc.	18,447,421
	Credit Suisse	69,196,352
	Credit Suisse	23,500,184
	Morgan Stanley	92,973,844
	Morgan Stanley	39,321,126
	Bank of America	25,217,933
	Bank of America	29,085,476
	JPMorgan	9,502,081
	Citigroup, Inc.	45,664,529

Janus Contrarian Fund	Bank of America	$86,559,337

Janus Fund	Goldman Sachs Group, Inc.	$176,918,092
	JPMorgan	136,838,311

Janus Growth and Income Fund	Goldman Sachs Group, Inc.	$123,133,310
	Credit Suisse	83,625,835
	Morgan Stanley	141,443,472
	Bank of America	37,589,427

Janus Orion Fund	Goldman Sachs Group, Inc.	$141,911,570
	Morgan Stanley	145,182,238

Janus Research Core Fund	Goldman Sachs Group, Inc.	$9,839,570
	Morgan Stanley	5,801,739
	Bank of America	17,684,490
	JPMorgan	25,697,112

Janus Research Fund	Goldman Sachs Group, Inc.	$17,503,176
	Morgan Stanley	19,753,703
	Bank of America	16,357,448
	JPMorgan	18,320,949

Janus Twenty Fund	Goldman Sachs Group, Inc.	$172,259,688
	JPMorgan	226,284,589
International & Global
Janus Global Research Fund	Goldman Sachs Group, Inc.	$1,264,193
	Morgan Stanley	1,427,091
	Bank of America	1,181,855
	JPMorgan	1,323,817

Janus International Equity Fund(1)	Goldman Sachs Group, Inc.	$861,836
	UBS A.G.	2,575,990

Janus International Forty Fund(1)	UBS A.G.	$64,535

Janus Overseas Fund	Credit Suisse	$148,776,271
	Bank of America	342,240,715
	Deutsche Bank	96,489,182

Janus Worldwide Fund	Goldman Sachs Group, Inc.	$65,946,490
	Bank of America	35,142,393
	UBS A.G.	15,910,985

(1)	As of September 30, 2009.

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Trustees and officers

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds’ Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of 52 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

	Positions			Number of Portfolios/Funds
Name, Address,	Held with	Length of		in Fund Complex	Other Directorships
and Age	the Trust	Time Served	Principal Occupations During the Past Five Years	Overseen by Trustee	Held by Trustee
Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Managing Director, Holos Consulting LLC. Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	52	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds); and Director of the F.B. Heron Foundation (a private grantmaking foundation).

Jerome S. Contro 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	11/05-Present	General partner of Crosslink Capital, a private investment firm (since 2008). Formerly, partner of Tango Group, a private investment firm (1999-2008).	52	None

John W. McCarter, Jr. 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	6/02-Present	President, Trustee Emeritus, and Chief Executive Officer of The Field Museum of Natural History (Chicago, IL) (since 1996).	52	Chairman of the Board and Director of Divergence Inc. (biotechnology firm); Director of W.W. Grainger, Inc. (industrial distributor); and Trustee of WTTW (Chicago public television station) and the University of Chicago; Regent, Smithsonian Institution; and Member Board of Governors, Argonne National Laboratory.

Dennis B. Mullen 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	2/71-Present	Chief Executive Officer of Red Robin Gourmet Burgers, Inc. (since 2005). Formerly, private investor.	52*	Chairman of the Board (since 2005) and Director of Red Robin Gourmet Burgers, Inc.; and Director of Janus Capital Funds Plc (Dublin-based, non-U.S. funds).

*	Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 52 funds comprising the Janus funds, Mr. Mullen oversees 69 funds.

54

TRUSTEES

	Positions			Number of Portfolios/Funds
Name, Address,	Held with	Length of		in Fund Complex	Other Directorships
and Age	the Trust	Time Served	Principal Occupations During the Past Five Years	Overseen by Trustee	Held by Trustee
Independent Trustees (cont’d.)

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital SBIC, LP (SBA SBIC Fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	52	Director of Red Robin Gourmet Burgers, Inc.

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products).	52	None

Martin H. Waldinger 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	8/69-Present	Private investor and Consultant to California Planned Unit Developments (since 1994). Formerly, CEO and President of Marwal, Inc. (homeowner association management company).	52	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	52	Director of Wal-Mart, The Field Museum of Natural History (Chicago, IL), Children’s Memorial Hospital (Chicago, IL), Chicago Council on Global Affairs, and InnerWorkings (U.S. provider of print procurement solutions).

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OFFICERS

Term of
Office* and
Name, Address,		Length of
and Age	Positions Held with the Trust	Time Served	Principal Occupations During the Past Five Years

Andrew Acker 151 Detroit Street Denver, CO 80206 DOB: 1972	Executive Vice President and Portfolio Manager Janus Global Life Sciences Fund	5/07-Present	Vice President and Research Analyst of Janus Capital, and Portfolio Manager for other Janus accounts.

William Bales 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Portfolio Manager Janus Venture Fund	2/97-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Patrick Brophy 151 Detroit Street Denver, CO 80206 DOB: 1965	Executive Vice President and Portfolio Manager Janus Global Real Estate Fund	11/07-Present	Portfolio Manager for other Janus accounts. Formerly, Principal at THK Associates, Inc. (market economics and land planning firm)(1990-2005).

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Co-Portfolio Manager Janus Fund	11/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2002-2007) for Janus Enterprise Fund and Vice President (1998-2006) of Janus Capital.

David C. Decker 151 Detroit Street Denver, CO 80206 DOB: 1966	Executive Vice President and Portfolio Manager Janus Contrarian Fund	9/96-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Brian Demain 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Enterprise Fund	11/07-Present	Vice President of Janus Capital. Formerly, Assistant Portfolio Manager (2004-2007) of Janus Enterprise Fund and Analyst (1999-2007) for Janus Capital.

John Eisinger 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Orion Fund	1/08-Present	Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2003-2007) for Janus Capital.

James P. Goff 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President Janus Global Research Fund Executive Vice President Janus Research Fund Executive Vice President Janus Research Core Fund	2/05-Present 2/06-Present 11/07-Present	Vice President and Director of Research of Janus Capital.

Gregory R. Kolb 151 Detroit Street Denver, CO 80206 DOB: 1976	Executive Vice President and Portfolio Manager Janus Global Opportunities Fund	5/05-Present	Portfolio Manager for other Janus accounts. Formerly, Assistant Portfolio Manager (2004-2006) for Janus Worldwide Fund and Analyst (2001-2005) for Janus Capital Corporation.

Brent A. Lynn 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President and Portfolio Manager Janus Overseas Fund	1/01-Present	Vice President of Janus Capital.

Chad Meade 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Co-Portfolio Manager Janus Triton Fund	7/06-Present	Research Analyst of Janus Capital.

Marc Pinto 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund Executive Vice President and Portfolio Manager Janus Growth and Income Fund	5/05-Present 11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Daniel Riff 151 Detroit Street Denver, CO 80206 DOB: 1972	Executive Vice President and Co-Portfolio Manager Janus Fund	11/07-Present	Portfolio Manager for other Janus accounts. Formerly, Analyst (2003-2007) for Janus Capital.

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

56

OFFICERS

Term of
Office* and
Name, Address,		Length of
and Age	Positions Held with the Trust	Time Served	Principal Occupations During the Past Five Years

Ron Sachs 151 Detroit Street Denver, CO 80206 DOB: 1967	Executive Vice President and Portfolio Manager Janus Twenty Fund	1/08-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2000-2007) for Janus Orion Fund and Portfolio Manager (2005-2006) for Janus Triton Fund.

Laurent Saltiel 151 Detroit Street Denver, CO 80206 DOB: 1969	Executive Vice President and Portfolio Manager
Janus International Equity Fund

Executive Vice President and Portfolio Manager Janus International Forty Fund

Executive Vice President and Portfolio Manager
	Janus Worldwide Fund	11/06-Present 5/08-Present 4/09-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2002-2009) for Janus Capital.

Brian A. Schaub 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Co-Portfolio Manager Janus Triton Fund	7/06-Present	Portfolio Manager for other Janus accounts and Research Analyst of Janus Capital.

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund	5/05-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; and Portfolio Manager for other Janus accounts. Formerly, Vice President (2003-2006) of Janus Capital.

Burton H. Wilson 151 Detroit Street Denver, CO 80206 DOB: 1963	Executive Vice President and Portfolio Manager Janus Global Technology Fund	2/06-Present	Vice President and Assistant Director of Research of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2004-2009) for Janus Capital.

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President, Chief Marketing Officer, and Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc. and Janus Capital; Executive Vice President, and Head of Intermediary Distribution, Global Marketing and Product of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC; and Working Director of INTECH Investment Management LLC. Formerly, President (2002-2007) and Director (2000-2007) of The Janus Foundation; President (2004-2006) of Janus Services LLC; and Senior Vice President (2003-2005) of Janus Capital Group Inc. and Janus Capital.

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC. Formerly, Assistant Vice President of Janus Capital and Janus Distributors LLC (2006).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC. Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008) and INTECH Investment Management LLC (2003-2005); Vice President of Janus Capital (2000-2005) and Janus Services LLC (2004-2005).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital. Formerly, Director of Financial Reporting for OppenheimerFunds, Inc. (2004-2005).

*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  57

The Trustees are responsible for major decisions relating to the establishment or change of each Fund’s objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee’s functions is provided in the following table:

		Members	Number of Meetings Held
	Summary of Functions	(Independent Trustees)	During Last Fiscal Year(1)(2)
Audit Committee	Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the auditors and pre-approval of all audit and nonaudit services.	Jerome S. Contro (Chair) John W. McCarter, Jr. Dennis B. Mullen	4

Brokerage Committee	Reviews and makes recommendations regarding matters related to the Trust’s use of brokerage commissions and placement of portfolio transactions.	James T. Rothe (Chair) Jerome S. Contro Martin H. Waldinger	4

Investment Oversight Committee	Oversees the investment activities of the Trust’s non-money market funds.	Dennis B. Mullen (Chair) Jerome S. Contro William F. McCalpin John W. McCarter, Jr. James T. Rothe William D. Stewart Martin H. Waldinger Linda S. Wolf	5

Legal and Regulatory Committee	Oversees compliance with various procedures adopted by the Trust, reviews registration statements on Form N-1A, oversees the implementation and administration of the Trust’s Proxy Voting Guidelines.	Linda S. Wolf (Chair) William F. McCalpin William D. Stewart	8

Money Market Committee	Reviews various matters related to the operations of the Janus money market funds, including compliance with their Money Market Fund Procedures.	Jerome S. Contro (Chair) James T. Rothe Martin H. Waldinger	5

Nominating and Governance Committee	Identifies and recommends individuals for election as Trustee, consults with Management in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Trust’s Governance Procedures and Guidelines.	John W. McCarter, Jr. (Chair) William F. McCalpin Dennis B. Mullen	7

Pricing Committee	Determines a fair value of securities for which market quotations are not readily available or are deemed not to be reliable, pursuant to procedures adopted by the Trustees and reviews other matters related to the pricing of securities.	William D. Stewart (Chair) James T. Rothe Linda S. Wolf	21

(1)	For the fiscal year ended October 31, 2009. Each Fund has changed its fiscal year end to September 30.
(2)	For the fiscal year August 1, 2008 to July 31, 2009, the previous fiscal year end for Janus Global Real Estate Fund, Janus International Equity Fund, and Janus International Forty Fund, the Audit Committee held 4 meetings, the Brokerage Committee held 4 meetings, the Investment Oversight Committee held 5 meetings, the Legal and Regulatory Committee held 9 meetings, the Money Market Committee held 5 meetings, the Nominating and Governance Committee held 5 meetings, and the Pricing Committee held 19 meetings. Each Fund has changed its fiscal year end to September 30. For the fiscal period August 1, 2009 to September 30, 2009, the new fiscal year end for each Fund referenced herein, the Audit Committee held 1 meeting, the Brokerage Committee held 1 meeting, the Investment Oversight Committee held 1 meeting, the Legal and Regulatory Committee held 1 meeting, the Money Market Committee held 1 meeting, the Nominating and Governance Committee held 1 meeting, and the Pricing Committee held 5 meetings.

58

Under the Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the “Janus Funds”), owned by each Trustee as of December 31, 2009.

		Aggregate Dollar Range of Equity Securities in All
		Registered Investment Companies Overseen by
Name of Trustee	Dollar Range of Equity Securities in the Funds	Trustee in Janus Funds

Independent Trustees

William F. McCalpin	Janus Balanced Fund $10,001-$50,000	Over $100,000
	Janus Contrarian Fund $10,001-$50,000
	Janus Enterprise Fund $10,001-$50,000
	Janus Global Life Sciences Fund $1-$10,000
	Janus Global Research Fund $10,001-$50,000
	Janus Global Technology Fund $1-$10,000
	Janus Overseas Fund $10,001-$50,000
	Janus Worldwide Fund $1-$10,000

Jerome S. Contro	Janus Overseas Fund $50,001-$100,000	Over $100,000	(1)
	Janus Research Core Fund $50,001-$100,000

John W. McCarter, Jr.	Janus Contrarian Fund $10,001-$50,000	Over $100,000
	Janus Enterprise Fund $10,001-$50,000
	Janus Fund $10,001-$50,000
	Janus Growth and Income Fund $50,001-$100,000
	Janus Orion Fund $50,001-$100,000
	Janus Overseas Fund $10,001-$50,000
	Janus Research Core Fund $50,001-$100,000
	Janus Research Fund $10,001-$50,000

Dennis B. Mullen	Janus Contrarian Fund Over $100,000	Over $100,000	(1)
	Janus Enterprise Fund Over $100,000
	Janus Fund $50,001-$100,000
	Janus Global Life Sciences Fund Over $100,000
	Janus Global Research Fund Over $100,000
	Janus Global Technology Fund Over $100,000
	Janus Orion Fund Over $100,000
	Janus Overseas Fund Over $100,000
	Janus Research Fund Over $100,000
	Janus Triton Fund Over $100,000
	Janus Twenty Fund $50,001-$100,000
	Janus Worldwide Fund $50,001-$100,000

James T. Rothe	Janus Contrarian Fund Over $100,000	Over $100,000
	Janus Enterprise Fund $50,001-$100,000
	Janus Global Research Fund $50,001-$100,000
	Janus Orion Fund $50,001-$100,000

William D. Stewart	Janus Global Research Fund $10,001-$50,000	Over $100,000
	Janus Overseas Fund Over $100,000

Martin H. Waldinger	Janus Contrarian Fund Over $100,000	Over $100,000	(1)
	Janus Global Research Fund Over $100,000
	Janus Overseas Fund Over $100,000
	Janus Research Core Fund Over $100,000

Linda S. Wolf	Janus Fund Over $100,000	Over $100,000	(1)
	Janus Global Research Fund Over $100,000
	Janus Growth and Income Fund Over $100,000
	Janus Overseas Fund Over $100,000
	Janus Twenty Fund Over $100,000

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

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The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an “interested” Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds’ Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital (“shadow investments”).

	Aggregate	Total
	Compensation from	Compensation from
	the Funds for	the Janus Funds for
	fiscal year ended	calendar year ended
Name of Person, Position	October 31, 2009	December 31, 2009(1)(2)
Independent Trustees
William F. McCalpin, Chairman and Trustee(3)	$208,250	$376,000
Jerome S. Contro, Trustee(4)	$143,762	$305,500
John W. McCarter, Jr., Trustee(4)	$156,623	$300,750
Dennis B. Mullen, Trustee(4)	$150,630	$328,661
James T. Rothe, Trustee(4)	$158,779	$312,750
William D. Stewart, Trustee(4)	$161,454	$296,750
Martin H. Waldinger, Trustee	$137,968	$267,000
Linda S. Wolf, Trustee(4)	$160,900	$273,750

(1)	For all Trustees, includes compensation for services on the boards of three Janus trusts (the Trust, Janus Adviser Series, and Janus Aspen Series), for the period January 1, 2009 to July 2, 2009, comprised of 68 portfolios, and for two trusts (the Trust and Janus Aspen Series) from July 2, 2009 to December 31, 2009, comprised of 52 portfolios. In addition, Mr. Mullen’s compensation includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 17 portfolios.
(2)	Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Jerome S. Contro $152,250; Martin H. Waldinger $66,750; and Linda S. Wolf $68,438.
(3)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees.

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Janus Investment Personnel

Other Accounts Managed

The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2009. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

		Other Registered		Other Pooled
		Investment		Investment
		Companies		Vehicles	Other Accounts
Andrew Acker	Number of Other Accounts Managed	3		None	1	(1)
	Assets in Other Accounts Managed	$143,799,341		None	$734,493,223

William H. Bales	Number of Other Accounts Managed	5		None	3	(2)
	Assets in Other Accounts Managed	$359,005,339		None	$272,061,958

Patrick Brophy	Number of Other Accounts Managed	2		None	2
	Assets in Other Accounts Managed	$120,964,674		None	$2,114,338

Jonathan D. Coleman	Number of Other Accounts Managed	6		None	4
	Assets in Other Accounts Managed	$4,206,498,474		None	$36,772,590

David Decker	Number of Other Accounts Managed	3		1	9
	Assets in Other Accounts Managed	$783,546,765		$26,528,544	$408,871,563

Brian Demain	Number of Other Accounts Managed	1		None	6
	Assets in Other Accounts Managed	$546,745,033		None	$133,813,320

John Eisinger	Number of Other Accounts Managed	1		None	None
	Assets in Other Accounts Managed	$147,847,438		None	None

James P. Goff	Number of Other Accounts Managed	7		None	7
	Assets in Other Accounts Managed	$873,708,124		None	$42,044,484

Gregory R. Kolb	Number of Other Accounts Managed	1		None	None
	Assets in Other Accounts Managed	$2,814,007		None	None

Brent A. Lynn	Number of Other Accounts Managed	1		None	None
	Assets in Other Accounts Managed	$2,100,460,699		None	None

Chad Meade	Number of Other Accounts Managed	2		None	2	(2)
	Assets in Other Accounts Managed	$270,976,669		None	$217,210,566

Marc Pinto	Number of Other Accounts Managed	6		None	26	(3)
	Assets in Other Accounts Managed	$1,103,086,631		None	$207,524,751

Daniel Riff	Number of Other Accounts Managed	7		None	4
	Assets in Other Accounts Managed	$4,365,875,688		None	$36,772,590

Ron Sachs	Number of Other Accounts Managed	17		1	8	(4)
	Assets in Other Accounts Managed	$10,521,735,568		$51,744,816	$1,945,276,481

Laurent Saltiel	Number of Other Accounts Managed	3	(5)	1	None
	Assets in Other Accounts Managed	$1,053,651,668		$76,297,813	None

Brian A. Schaub	Number of Other Accounts Managed	2		None	2	(2)
	Assets in Other Accounts Managed	$270,976,669		None	$217,210,566

Gibson Smith	Number of Other Accounts Managed	9		None	2
	Assets in Other Accounts Managed	$2,619,896,435		None	$36,603,001

Burton H. Wilson	Number of Other Accounts Managed	3		None	None
	Assets in Other Accounts Managed	$214,803,857		None	None

(1)	The account has a performance-based advisory fee.
(2)	One of the accounts included in the total, consisting of $87,780,353 of the total assets, has a performance-based advisory fee.
(3)	One of the accounts included in the total, consisting of $125,391,139 of the total assets, has a performance-based advisory fee.
(4)	One of the accounts included in the total, consisting of $304,114,137 of the total assets, has a performance-based advisory fee.
(5)	One of the accounts included in the total, consisting of $733,206,264 of the total assets, has a performance-based advisory fee.

Material Conflicts

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

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However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under “Additional Information About Janus Capital and the Subadvisers.”

Janus Capital is the adviser to the Funds and the Janus “funds of funds,” which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. In addition, the Janus “funds of funds” portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios, which are other “funds of funds” offered by Janus Capital.

Compensation Information

The following describes the structure and method of calculating a portfolio manager’s compensation as of October 31, 2009.

Portfolio managers and, if applicable, co-portfolio managers (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers (“CIO”) of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds’ performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds’ performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. The compensation determined from the Managed Funds’ performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

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Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is determined from a certain percentage of revenue derived from firm-wide managed assets (excluding assets managed by subadvisers). The aggregate compensation in the analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

Additional Compensation Information

The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of October 31, 2009.

Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff’s variable compensation is based on four components: (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios’ investment performance. Variable compensation from firm-wide investment performance and the research portfolios’ investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds’ aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI’s Executive Income Deferral Program.

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Each Fund’s Lipper peer group for compensation purposes is shown in the following table:

Fund Name	Lipper Peer Group

Alternative

Janus Global Real Estate Fund	Real Estate Funds
Growth & Core

Janus Balanced Fund	Mixed-Asset Target Allocation Moderate Funds

Janus Contrarian Fund	Multi-Cap Core Funds

Janus Enterprise Fund	Mid-Cap Growth Funds

Janus Fund	Large-Cap Growth Funds

Janus Growth and Income Fund	Large-Cap Core Funds

Janus Orion Fund	Multi-Cap Growth Funds

Janus Research Core Fund	Large-Cap Core Funds

Janus Research Fund	Large-Cap Growth Funds

Janus Triton Fund	Small-Cap Growth Funds

Janus Twenty Fund	Large-Cap Growth Funds

Janus Venture Fund	Small-Cap Growth Funds
International & Global

Janus Global Life Sciences Fund	Health/Biotechnology Funds

Janus Global Opportunities Fund	Global Funds

Janus Global Research Fund	Global Funds

Janus Global Technology Fund	Science & Technology Funds

Janus International Equity Fund	International Funds

Janus International Forty Fund	International Funds

Janus Overseas Fund	International Funds

Janus Worldwide Fund	Global Funds

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Ownership of Securities

As of October 31, 2009, the portfolio managers and/or investment personnel of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each individual’s aggregate beneficial ownership of all mutual funds advised by Janus Capital within the Janus family of funds (collectively, the “Janus Funds”).

	Dollar Range of Equity	Aggregate Dollar Range of Equity
Investment Personnel	Securities in the Fund(s) Managed	Securities in Janus Funds

Janus Capital

Andrew Acker	Janus Global Life Sciences Fund $500,001-$1,000,000	Over $1,000,000

William H. Bales	Janus Venture Fund Over $1,000,000	Over $1,000,000

Patrick Brophy	Janus Global Real Estate Fund $100,001-$500,000	$500,001-$1,000,000

Jonathan Coleman	Janus Fund Over $1,000,000	Over $1,000,000

David C. Decker	Janus Contrarian Fund Over $1,000,000	Over $1,000,000

Brian Demain	Janus Enterprise Fund Over $1,000,000	Over $1,000,000

John Eisinger	Janus Orion Fund Over $1,000,000	Over $1,000,000

James P. Goff	Janus Global Research Fund Over $1,000,000	Over $1,000,000
Janus Research Core Fund Over $1,000,000
Janus Research Fund Over $1,000,000

Gregory R. Kolb	Janus Global Opportunities Fund Over $1,000,000	Over $1,000,000

Brent A. Lynn	Janus Overseas Fund Over $1,000,000	Over $1,000,000

Chad Meade	Janus Triton Fund Over $1,000,000	Over $1,000,000

Marc Pinto	Janus Balanced Fund Over $1,000,000	Over $1,000,000
Janus Growth and Income Fund Over $1,000,000

Daniel Riff	Janus Fund Over $1,000,000	Over $1,000,000

Ron Sachs	Janus Twenty Fund Over $1,000,000	Over $1,000,000

Laurent Saltiel	Janus International Equity Fund $100,001-$500,000	Over $1,000,000
Janus International Forty Fund Over $1,000,000
Janus Worldwide Fund $500,001-$1,000,000

Brian A. Schaub	Janus Triton Fund Over $1,000,000	Over $1,000,000

Gibson Smith	Janus Balanced Fund $100.001-$500,000	Over $1,000,000

Burton H. Wilson	Janus Global Technology Fund Over $1,000,000	Over $1,000,000

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Shares of the trust

Although Janus Twenty Fund and Janus Venture Fund are closed, certain investors may continue to invest in the Funds and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate your eligibility to purchase shares of a Fund before your investment is accepted. Shares of the Funds are purchased at the NAV per share as determined as of the close of the regular trading session of the New York Stock Exchange (the “NYSE”) next occurring after a purchase order is received in good order by a Fund. The “Shareholder’s Manual” or “Shareholder’s Guide” section of the Funds’ Prospectuses contains detailed information about the purchase of shares.

Net Asset Value Determination

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund’s NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in a Fund’s NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the accurate corrected NAV.

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Purchases

With the exception of Class D Shares and Class I Shares, Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Funds in certain circumstances as provided in the Funds’ prospectuses. Not all financial intermediaries offer all classes. Shares or classes of the Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers’ advice, which are on top of the Funds’ expenses. Certain Shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund “supermarket” programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value Determination.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Funds’ Prospectuses will provide you with detailed information about investing in the Funds.

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Class A Shares
The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust’s distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

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	Sales Charge as a	Sales Charge as a	Amount of Sales Charge Reallowed
	Percentage of	Percentage of Net	to Financial Intermediaries as a
Amount of Purchase at Offering Price	Offering Price*	Amount Invested	Percentage of Offering Price

Equity Funds
Under $50,000	5.75%	6.10%	5.00%
$50,000 but under $100,000	4.50%	4.71%	3.75%
$100,000 but under $250,000	3.50%	3.63%	2.75%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.60%
$1,000,000 and above	None **	None	None

*	Offering Price includes the initial sales charge.
**	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares (substantially all of which was paid out to financial intermediaries) for the fiscal period ending October 31, 2009. Each Fund has changed its fiscal year end to September 30.

Aggregate Sales Commissions
Fund Name	2009(1)

Growth & Core
Janus Balanced Fund
Class A Shares	$2,342,506
Janus Contrarian Fund
Class A Shares	$86,705
Janus Enterprise Fund
Class A Shares	$64,137
Janus Fund
Class A Shares	$24,608
Janus Growth and Income Fund
Class A Shares	$29,827
Janus Orion Fund
Class A Shares	$29,152
Janus Research Core Fund
Class A Shares	$1,829
Janus Research Fund
Class A Shares	$950
Janus Triton Fund
Class A Shares	$78,656
International & Global
Janus Global Life Sciences Fund
Class A Shares	$2,155
Janus Global Opportunities Fund
Class A Shares	$138
Janus Global Research Fund
Class A Shares	$4,287
Janus Global Technology Fund
Class A Shares	$3,011
Janus Overseas Fund
Class A Shares	$591,732
Janus Worldwide Fund
Class A Shares	$3,617

(1)	For the period July 6, 2009 to October 31, 2009.

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During the fiscal period ended October 31, 2009, Janus Distributors retained the following upfront sales charges.

Fund Name	Upfront Sales Charge(1)

Growth & Core
Janus Balanced Fund
Class A Shares	$130,977
Janus Contrarian Fund
Class A Shares	$3,775
Janus Enterprise Fund
Class A Shares	$2,283
Janus Fund
Class A Shares	$1,528
Janus Growth and Income Fund
Class A Shares	$2,388
Janus Orion Fund
Class A Shares	$1,437
Janus Research Core Fund
Class A Shares	$73
Janus Research Fund
Class A Shares	$125
Janus Triton Fund
Class A Shares	$7,902
International & Global
Janus Global Life Sciences Fund
Class A Shares	$359
Janus Global Opportunities Fund
Class A Shares	$18
Janus Global Research Fund
Class A Shares	$652
Janus Global Technology Fund
Class A Shares	$479
Janus Overseas Fund
Class A Shares	$49,333
Janus Worldwide Fund
Class A Shares	$460

(1)	For the period July 6, 2009 to October 31, 2009.

Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares
Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and, from Class A Shares and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the “Distribution and Shareholder Servicing Plans” and “Redemptions” sections, respectively, of this SAI.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

Distribution and Shareholder Servicing Plans

Class A Shares, Class R Shares, and Class S Shares
As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the “Class A Plan,” “Class R Plan,” and “Class S Plan,” respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A Shares, Class R Shares, or Class S Shares of such Fund, including, but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A Shares, Class R Shares, and Class S Shares to prospective and existing investors;

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providing educational materials regarding Class A Shares, Class R Shares, and Class S Shares; providing facilities to answer questions from prospective and existing investors about the Funds; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A Shares, Class R Shares, and Class S Shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which “service fees” may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. (“FINRA”) Conduct Rules. Payments under the Plans are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Janus Distributors, the Funds’ distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers. On December 5, 2008, the Trustees unanimously approved a distribution plan with respect to each of the Class A Shares, Class R Shares, and Class S Shares, which became effective on July 6, 2009.

Class C Shares
As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the “Class C Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in the sale of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which “service fees” may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. On December 5, 2008, the Trustees unanimously approved the Class C Plan, which became effective on July 6, 2009.

The Plans and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (“12b-1 Trustees”). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

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For the fiscal period ended October 31, 2009, which was the Funds’ previous fiscal year end, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class’ respective Plan are summarized below. Each Fund has changed its fiscal year end to September 30.

			Prospectus
			Preparation,
	Advertising and		Printing		Payment to	Compensation to	Total Fund 12b-1
Fund Name	Literature		and Mailing		Brokers	Sales Personnel	Payments

Growth & Core
Janus Balanced Fund
Class A Shares		$2,651	−$	318	$220,834	$231,128	$233,569
Class C Shares		$2,097	−$	232	$240,439	$195,160	$675,388
Class R Shares		$519	−$	43	$55,121	$34,886	$63,655
Class S Shares		$1,952	−$	510	$394,049	$52,216	$388,402
Janus Contrarian Fund
Class A Shares		$408	−$	81	$60,466	$17,960	$61,868
Class C Shares		$363	−$	71	$185,844	$8,408	$218,241
Class R Shares		$16	−$	3	$4,447	$348	$4,335
Class S Shares	−$	10	−$	5	$3,692	$1,166	$3,678
Janus Enterprise Fund
Class A Shares		$550	−$	86	$61,759	$17,957	$64,489
Class C Shares		$145	−$	23	$47,253	$5,339	$68,362
Class R Shares		$323	−$	45	$67,173	$9,018	$67,121
Class S Shares		$1,358	−$	230	$167,966	$21,664	$174,373
Janus Fund
Class A Shares		$46	−$	6	$4,034	$3,960	$4,248
Class C Shares		$34	−$	5	$13,582	$1,240	$16,877
Class R Shares		$14	−$	1	$488	$142	$1,255
Class S Shares		$262	−$	89	$65,123	$7,007	$69,214
Janus Growth and Income Fund
Class A Shares		$86	−$	20	$15,654	$3,723	$15,850
Class C Shares		$27	−$	5	$13,275	$936	$15,106
Class R Shares		$10	−$	2	$2,954	$356	$2,996
Class S Shares		$252	−$	70	$49,177	$3,887	$54,066
Janus Orion Fund
Class A Shares		$179	−$	27	$20,014	$6,094	$20,012
Class C Shares		$58	−$	10	$22,394	$1,587	$30,057
Class R Shares		$9	−$	2	$2,294	$1,524	$2,221
Class S Shares		$89	−$	11	$8,696	$1,873	$8,388
Janus Research Core Fund
Class A Shares		$31	−$	7	$5,338	$483	$5,436
Class C Shares		$46	−$	9	$23,166	$490	$26,770
Class R Shares		$10	−$	1	$2,261	$32	$2,200
Class S Shares	−$	10	−$	25	$20,291	$1,001	$19,971
Janus Research Fund
Class A Shares		$0		$0	$12	$102	$19
Class C Shares		$0		$0	$63	$51	$82
Class S Shares		$0		$0	$0	$0	$1
Janus Triton Fund
Class A Shares		$219	−$	13	$9,739	$19,269	$9,270
Class C Shares		$62	−$	5	$7,045	$6,777	$14,823
Class R Shares		$8	−$	1	$1,309	$206	$1,589
Class S Shares		$55	−$	4	$1,677	$3,767	$1,815
International & Global
Janus Global Life Sciences Fund
Class A Shares		$0		$0	$17	$174	$22
Class C Shares		$0		$0	$22	$0	$24
Class S Shares		$0		$0	$0	$0	$1
Janus Global Opportunities Fund
Class A Shares		$0		$0	$4	$71	$5
Class C Shares		$0		$0	$5	$0	$8
Class S Shares		$0		$0	$7	$35	$8

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			Prospectus
			Preparation,
	Advertising and		Printing		Payment to	Compensation to	Total Fund 12b-1
Fund Name	Literature		and Mailing		Brokers	Sales Personnel	Payments

Janus Global Research Fund
Class A Shares	−$	37		$0	$7	$0	$5
Class C Shares	−$	23		$0	$54	$14	$91
Class S Shares	−$	13		$0	$1	$4	$1
Janus Global Technology Fund
Class A Shares		$2		$0	$48	$370	$71
Class C Shares		$0		$0	$20	$42	$45
Class S Shares		$1		$0	$31	$60	$30
Janus Overseas Fund
Class A Shares		$5,502	−$	513	$310,652	$392,921	$365,643
Class C Shares		$1,777	−$	187	$332,299	$85,234	$551,659
Class R Shares		$710	−$	103	$151,311	$24,995	$154,146
Class S Shares		$8,834	−$	1,456	$1,075,335	$140,313	$1,086,906
Janus Worldwide Fund
Class A Shares		$20	−$	2	$1,760	$4,606	$1,633
Class C Shares		$16	−$	1	$2,888	$828	$3,435
Class R Shares		$4	−$	1	$823	$65	$798
Class S Shares		$429	−$	66	$50,859	$5,587	$50,320

Redemptions

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and, in certain circumstances, Class I Shares may be redeemed directly with the Funds. Certain designated organizations are authorized to receive redemption orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Shares of the Trust – Net Asset Value Determination” and such valuation will be made as of the same time the redemption price is determined.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Class A Shares
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

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Class C Shares
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

For the fiscal period ended October 31, 2009, which was the Funds’ previous fiscal year end, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below. Each Fund has changed its fiscal year end to September 30.

Contingent Deferred
Fund Name	Sales Charge

Growth & Core
Janus Balanced Fund
Class A Shares	$—
Class C Shares	$12,569
Janus Contrarian Fund
Class A Shares	$—
Class C Shares	$948
Janus Enterprise Fund
Class A Shares	$—
Class C Shares	$253
Janus Fund
Class A Shares	$—
Class C Shares	$346
Janus Growth and Income Fund
Class A Shares	$—
Class C Shares	$—
Janus Orion Fund
Class A Shares	$—
Class C Shares	$150
Janus Research Core Fund
Class A Shares	$—
Class C Shares	$—
Janus Research Fund
Class A Shares	$—
Class C Shares	$—
Janus Triton Fund
Class A Shares	$—
Class C Shares	$37
International & Global
Janus Global Life Sciences Fund
Class A Shares	$—
Class C Shares	$—
Janus Global Opportunities Fund
Class A Shares	$—
Class C Shares	$—
Janus Global Research Fund
Class A Shares	$—
Class C Shares	$35
Janus Global Technology Fund
Class A Shares	$—
Class C Shares	$—
Janus Overseas Fund
Class A Shares	$—
Class C Shares	$2,580
Janus Worldwide Fund
Class A Shares	$—
Class C Shares	$55

Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares
A redemption fee of 2.00% will be deducted from a shareholder’s redemption proceeds with respect to Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of Janus Global Real Estate Fund, Janus Global Life

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Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectuses.

Processing or Service Fees
Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

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Income dividends, capital gains distributions, and tax status

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

It is a policy of the Funds’ Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. With the exception of Janus Balanced Fund and Janus Growth and Income Fund, each Fund declares and makes annual distributions of income (if any). Janus Balanced Fund and Janus Growth and Income Fund declare and make quarterly distributions of income.

The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

All income dividends and capital gains distributions, if any, on a Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

A Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund’s investments in REIT equity securities may result in the receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

Some REITs are permitted to hold “residual interests” in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund’s income from a REIT or “excess inclusion income” that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT’s excess inclusion income.

As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives (“disqualified organizations”). This may impact the Fund’s performance.

Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

Please note that shareholders of Janus Global Real Estate Fund may receive account tax information from the Fund at the end of February of the following year, which is one month later than when most such forms are sent.

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Janus Global Real Estate Fund’s investments in REITs may require the Fund to pass through certain “excess inclusion income” as “unrelated business taxable income” (“UBTI”). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisers prior to investment in the Fund regarding recent IRS pronouncements about the treatment of such income for certain tax-exempt investors.

Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor’s taxes.

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Principal shareholders

As of January 31, 2010, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding Shares of any class of the Funds is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, that person may be presumed to control such Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

To the best knowledge of the Trust, as of January 31, 2010, no other person or entity owned beneficially more than 5% of the outstanding Shares of any class of the Funds, except as shown. Additionally, to the best knowledge of the Trust, except for JCM’s or JCGI’s ownership in a Fund, no other person or entity beneficially owned 25% or more of the outstanding Shares of any class of the Funds, except as shown. In certain circumstances, JCM’s or JCGI’s ownership may not represent beneficial ownership. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

On February 16, 2010, Class J Shares were restructured. As a result, shareholders who held Class J Shares directly with Janus Capital were moved to the newly created Class D Shares and shareholders investing through financial intermediaries continued to hold shares of Class J, which was renamed as Class T Shares. Because the renaming of Class J Shares as Class T Shares and the commencement of operations of Class D Shares for certain Funds occurred as of the date of this SAI, the percentage of ownership interests for Class D Shares and Class T Shares could not be determined. Therefore, the information in the table reflects the percentage of ownership interests in Class J Shares. The respective percentage of shareholder ownership interest in Class D Shares and Class T Shares following the restructuring of Class J Shares will be different than the percentage of ownership interest reflected for Class J Shares. To the best knowledge of the Trust, as of January 31, 2010, each of the shareholders and/or entities named below owned more than 5% of the outstanding Class J Shares.

As of January 31, 2010, the officers and Trustees as a group owned 2.1% of Class J Shares of Janus Global Opportunities Fund, 1.2% of Class J Shares of Janus Global Research Fund, 1.7% of Class J Shares of Janus Triton Fund, and less than 1% of the outstanding Shares of any class of each of the other Funds in this SAI. The ownership shown may include amounts held under a deferred fee agreement or similar plan that are valued based on “shadow investments” in one or more Funds at the election of the officers and Trustees.

As of the date of this SAI, all of the outstanding Class D Shares of Janus Global Real Estate Fund, Janus International Equity Fund, and Janus International Forty Fund were owned by Janus Capital or an affiliate, which provided seed capital for each Fund.

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

Janus Balanced Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	28.50%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	14.17%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	7.46%

Janus Contrarian Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	59.28%

Janus Enterprise Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	19.12%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	11.26%

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Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Merrill Lynch Life Ins Co Cedar Rapids, IA	10.91%
	NFS LLC FEBO Marshall & Ilsley Trust CO NA FBO Bank 98 DLY RCRDKPG Milwaukee, WI	9.05%

	Mitra & Co FBO 98 C/O M&I Tr CO NA Milwaukee, WI	5.91%

Janus Fund Class A Shares	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	95.05%

Janus Growth and Income Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	79.21%

Janus Orion Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	55.15%

	Pershing LLC Jersey City, NJ	8.76%

Janus Research Core Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	70.15%

Janus Research Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	48.00%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	39.03%

	Raymond James & Associates, Inc. FBO Karen Debellis & Jonathan Debellis Ttee Debellis Family Living Trust Tarpon Springs, FL	7.08%

Janus Triton Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	41.86%

	C/O FASCore LLLC Wells Fargo Bank NA Trustee FBO Chesterfield Cnty Dcp 457B Greenwood Vlg, CO	7.40%

Janus Global Life Sciences Fund Class A Shares	Morgan Stanley & Co Jersey City, NJ	82.13%

	UBS Financial Services, Inc. FBO John Franzese MD Anne B Franzese JTWROS Account #1 Basking Ridge, NJ	6.11%

	Pershing LLC Jersey City, NJ	5.01%

Janus Global Opportunities Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	82.26%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	9.76%

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Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Raymond James & Associates, Inc. FBO Albert B Furlow New York, NY	5.14%

Janus Global Research Fund Class A Shares	LPL Financial Account 2483-6286 San Diego, CA	28.80%

	LPL Financial Account 5468-8560 San Diego, CA	19.81%

	LPL Financial Account 3718-1018 San Diego, CA	14.42%

	LPL Financial Account 6112-7795 San Diego, CA	14.42%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	13.72%

	LPL Financial Account 5604-6567 San Diego, CA	6.53%

Janus Global Technology Fund Class A Shares	Pershing LLC Jersey City, NJ	32.31%

	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	24.89%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	17.79%

	UBS Financial Services, Inc. FBO John Franzese MD Anne B Franzese JTWROS Account #1 Basking Ridge, NJ	5.79%

Janus Overseas Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	27.01%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	12.24%

	Morgan Stanley & Co Jersey City, NJ	7.91%

Janus Worldwide Fund Class A Shares	Charles Schwab & Co. Inc. Special Custody Account FBO Institutional Client Accounts San Francisco, CA	31.73%

Janus Balanced Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	23.32%

	Citigroup Global Markets House Account Owings Mills, MD	14.88%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	10.43%

Janus Contrarian Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	32.64%

	Citigroup Global Markets House Account Owings Mills, MD	22.75%

  79

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	6.83%

Janus Enterprise Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	21.34%

	Citigroup Global Markets House Account Owings Mills, MD	20.22%

Janus Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	48.11%

	Citigroup Global Markets House Account Owings Mills, MD	8.54%

Janus Growth and Income Fund Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	28.99%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	16.00%

	Charlie Prisendorf FBO Ever Ready Oil Co Inc 401 K Profit Sharing Plan & Trust Hackensack, NJ	6.18%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	5.15%

Janus Orion Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	32.85%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	12.98%

	Citigroup Global Markets House Account Owings Mills, MD	10.28%

Janus Research Core Fund Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	59.39%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	12.88%

Janus Research Fund Class C Shares	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	73.13%

	Pershing LLC Jersey City, NJ	18.92%

Janus Triton Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	23.93%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	16.97%

Janus Global Life Sciences Fund Class C Shares	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	94.73%

	Janus Capital Group Inc. Denver, CO	5.27%	*

Janus Global Opportunities Fund Class C Shares	Janus Capital Group Inc. Denver, CO	85.39%	*

*	This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

80

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	LPL Financial Account 4212-3593 San Diego, CA	14.61%

Janus Global Research Fund Class C Shares	NFS LLC FEBO Carole G Howard-Crumley Dripping Springs, TX	48.72%

	NFS LLC FEBO Carole G Howard Trustee Amanda G Howard Education Trust UA 12/30/92 Dripping Springs, TX	24.36%

	NFS LLC FEBO NFS/FMTC SEP IRA FBO Carole G Howard-Crumley Dripping Springs, TX	17.38%

	NFS LLC FEBO NFS/FMTC ROLLIRA FBO Marcus R Miller Brooklyn, NY	7.40%

Janus Global Technology Fund Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	37.47%

	First Clearing LLC A/C 4052-8277 Doria A Trombetta Santa Rosa, CA	15.47%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	14.26%

	Pershing LLC Jersey City, NJ	9.29%

	Morgan Stanley & Co Jersey City, NJ	7.36%

Janus Overseas Fund Class C Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	30.47%

	Citigroup Global Markets House Account Owings Mills, MD	22.38%

	Morgan Stanley & Co Jersey City, NJ	5.92%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	5.48%

Janus Worldwide Fund Class C Shares	Citigroup Global Markets House Account Owings Mills, MD	26.58%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	18.59%

	American Enterprise Investment Svc FBO 890000611 Minneapolis, MN	15.24%

	Wells Fargo Investments LLC A/C 7054-9514 Minneapolis, MN	5.74%

Janus Balanced Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	34.54%

	NFS LLC FEBO FIIOC Agent FBO Qualified Employee Plans 401K FINOPS-LC Funds Covington, KY	12.60%

  81

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	11.48%

	FIIOC FBO KAO America Inc Covington, KY	9.01%

	Citigroup Global Markets 00109801250 New York, NY	7.50%

Janus Contrarian Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	47.32%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients/Pruchoice Newark, NJ	10.51%

	Janus Smart Portfolio - Growth Contrarian Fund Omnibus Account Denver, CO	9.52%

	Boettcher Foundation Denver, CO	5.44%

Janus Enterprise Fund Class I Shares	NFS LLC FEBO Bank Of America NA Trustee F/B/O Our Clients Omnibus Cash Cash Dallas, TX	30.66%

	Cardinal Bank FBO Its Clients McLean, VA	7.85%

Janus Fund Class I Shares	Janus Smart Portfolio - Growth Janus Fund Omnibus Account Denver, CO	17.54%

	NFS LLC FEBO FIIOC Agent FBO Qualified Employee Plans 401K FINOPS-LC Funds Covington, KY	17.08%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	16.67%

	Janus Smart Portfolio - Moderate Janus Fund Omnibus Account Denver, CO	15.78%

	Bayshore Community Hospital Depreciation Reserve Account Homdel, NJ	14.91%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	6.05%

Janus Growth and Income Fund Class I Shares	NFS LLC FEBO FIIOC Agent FBO Qualified Employee Plans 401K FINOPS-LC Funds Covington, KY	74.47%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	19.52%

Janus Orion Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	79.08%

	Citigroup Global Markets Inc. New York, NY	5.51%

Janus Research Core Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	62.30%

82

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Citigroup Global Markets Inc. 00109801250 New York, NY	18.72%

	Janus MPC Fund Research Core Omnibus Account Denver, CO	7.43%

Janus Research Fund Class I Shares	James M Andersen TR Mendocino County Employees Retirement U/A 01/01/1948 Mendocino County, CA	51.73%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	46.77%

Janus Triton Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	43.93%

	Wells Fargo Investments LLC Account 7943-2740 Minneapolis, MN	15.73%

	Citigroup Global Markets Inc. 00109801250 New York, NY	5.69%

	Janus MPC Fund Triton Fund Omnibus Account Denver, CO	5.27%

Janus Global Life Sciences Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	66.17%

	Janus MPC Fund Global Life Sciences Omnibus Acct Denver, CO	32.35%

Janus Global Opportunities Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	68.05%

	Janus Capital Group Inc Denver, CO	31.95%	*

Janus Global Research Fund Class I Shares	NFS LLC FEBO Mari L Miljour Weaverville, NC	74.15%

	Pershing LLC Jersey City, NJ	16.17%

	Penson Financial Services Inc FBO 894394262 Dallas, TX	8.60%

Janus Global Technology Fund Class I Shares	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	89.97%

Janus Overseas Fund Class I Shares	Minnesota Life Insurance Company Saint Paul, MN	20.92%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	16.17%

	NFS LLC FEBO Transamerica Life Ins Company Los Angeles, CA	12.07%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	6.55%

*	This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

  83

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	NFS LLC FEBO FIIOC Agent FBO Qualified Employee Plans 401K FINOPS-LC Funds Covington, KY	6.34%

Janus Worldwide Fund Class I Shares	NFS LLC FEBO FIIOC Agent FBO Qualified Employee Plans 401K FINOPS-LC Funds Covington, KY	93.60%

	Merrill Lynch Pierce Fenner & Smith, Inc. For The Sole Benefit Of Customers Jacksonville, FL	5.56%

Janus Balanced Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	28.81%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	21.94%

Janus Contrarian Fund Class J Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	17.36%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	16.97%

Janus Enterprise Fund Class J Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	21.47%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	17.25%

Janus Fund Class J Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	23.61%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	8.20%

Janus Growth and Income Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	26.07%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	8.53%

Janus Orion Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	14.97%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	13.36%

Janus Research Core Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	23.94%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	11.94%

Janus Research Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	18.30%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	12.10%

Janus Twenty Fund Class J Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	8.65%

84

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	8.19%

Janus Venture Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	8.78%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	5.05%

Janus Global Life Sciences Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	16.31%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	9.48%

Janus Global Opportunities Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	15.29%

Janus Global Technology Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	14.11%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	9.49%

Janus Overseas Fund Class J Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	26.13%

	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	24.93%

Janus Worldwide Fund Class J Shares	Charles Schwab & Co Inc Exclusive Benefit Of Our Customers San Francisco, CA	17.37%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	14.48%

Janus Balanced Fund Class R Shares	JP Morgan Chase Bank Ttee FBO ADP Access 401K Program New York, NY	18.86%

	Merrill Lynch Jacksonville, FL	17.20%

	Hartford Life Insurance Co Separate Account DC IV Hartford, CT	10.77%

Janus Contrarian Fund Class R Shares	EMJAYCO FBO Reinders Inc. 401K #351898 C/O FASCore LLC Greenwood Vlg, CO	15.63%

	Orchard Trust Company Ttee Employee Benefits Clients Greenwood Vlg, CO	8.52%

	GPC Securities Inc. As Agent For Reliance Trust Company FBO Security Packaging Inc 401K PS Plan Atlanta, GA	8.32%

	GPC Securities Inc. As Agent For Reliance Trust Company FBO Springdale Family Dental 401K Plan Atlanta, GA	6.64%

	GPC As Agent For Reliance Trust Company FBO Schmald Tool & Die, Inc. 401(K) PSP Atlanta, GA	5.39%

  85

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

Janus Enterprise Fund Class R Shares	Hartford Life Insurance Co Separate Account DC IV Hartford, CT	28.70%

	Merrill Lynch Jacksonville, FL	12.46%

Janus Fund Class R Shares	JP Morgan Chase Bank Ttee FBO ADP Access 401K Program New York, NY	53.69%

	Merrill Lynch Jacksonville, FL	13.89%

	Chris Weddle FBO Weddle Industries 401 K Profit Sharing Plan & Trust Goleta, CA	9.17%

	GPC Securities Inc Agent For Reliance Trust Company FBO Suburban Gastroenterology 401K Plan Atlanta, GA	7.44%

	DWS Trust Co TR FBO Macrolink Inc 401K Profit Sharing Plan Salem, NH	5.34%

Janus Growth and Income Fund Class R Shares	American United Life Ins Co AUL American Unit Trust Indianapolis, IN	30.21%

	GPC Securities Inc Agent For Reliance Trust Company FBO Rasmussen College 401K Plan Atlanta, GA	16.33%

	RolloverSystems Inc. Charlotte, NC	9.89%

	Frontier Trust Company FBO Human Management Services Inc 401 207210 Fargo, ND	9.49%

	American United Life Ins Co AUL American Group Retirement Indianapolis, IN	5.72%

Janus Orion Fund Class R Shares	Capital Bank & Trust Co Trustee FBO City Financial Corp 401(K) & Profit Sharing Plan C/O PlanPremier/FASCore LLC Greenwood Village, CO	15.63%

	Counsel Trust DBA Mid Atlantic Trust Company FBO Centro Inc 401 K Profit Sharing Plan & Trust Pittsburgh, PA	12.06%

	Capital Bank & Trust Company Ttee F Ment Profit Sharing Plan 401K Greenwood Village, CO	11.45%

	Mg Trust Company Cust FBO Pride Neon Inc 401 K P/S Plan Denver, CO	7.87%

	Mercer Trust Company Ttee Fbo NY Hotel Trades Council & Hotel Assoc Of NYC Health Ctr Inc EE BEN Norwood, MA	6.69%

	Capital Bank & Trust Company Ttee Cqm Inc 401K Savings Plan Greenwood Village, CO	5.32%

Janus Research Core Fund Class R Shares	DWS Trust Co Ttee Seattle Metropolitan Credit Union 401K Plan Salem, NH	36.89%

86

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	MG Trust Company Cust FBO Display Supply Inc 401K Denver, CO	22.28%

	MG Trust Company Cust FBO Deeny Construction Co Inc Denver, CO	9.50%

	MG Trust Company Cust FBO Canlis Inc Denver, CO	9.42%

	MG Trust Company Cust FBO Emerald Paving Inc Denver, CO	5.79%

Janus Triton Fund Class R Shares	Janus Capital Group Inc Denver, CO	14.23%	*

	Capital Bank & Trust Company Ttee F BJK Industries 401K Greenwood Village, CO	13.43%

	C/O FASCore LLC Select Sales Inc Ttee FBO Select Sales Inc & Assoc COS EES PS Greenwood Village, CO	7.63%

	MG Trust Company Cust FBO R L Midgett Inc 401 K Plan Denver, CO	7.41%

Janus Overseas Fund Class R Shares	Hartford Life Insurance Co Separate Account DC IV Hartford, CT	40.57%

	Merrill Lynch Jacksonville, FL	26.82%

	JP Morgan Chase Bank Ttee FBO ADP Access 401K Program New York, NY	5.35%

Janus Worldwide Fund Class R Shares	Capital Bank & Trust Co Ttee FBO Alcan Rolled Products-Ravenswood LLC Savings PL For USW Represented Employees C/O PlanPremier / FASCorp Greenwood Village, CO	40.95%

	MG Trust Company Cust FBO Meyer Engineers Ltd Denver, CO	13.45%

	MG Trust Company Cust FBO Midship Marine Inc Denver, CO	12.04%

	Frontier Trust Company FBO Glacier Interactive Solutions 401 K 204009 Fargo, ND	9.10%

	GPC Securities Inc Agent For Reliance Trust Company FBO Alpha Solutions Corporation EE Plan Atlanta, GA	6.84%

	Frontier Trust Company FBO NDP LLLC 401 K Plan 209764 Fargo, ND	6.49%

Janus Balanced Fund Class S Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	14.54%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	6.66%

*	This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

  87

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Nationwide Life Ins Company QPVA C/O IPO Portfolio Accounting Columbus, OH	5.98%

Janus Contrarian Fund Class S Shares	New York Life Trust Company Parsippany, NJ	14.60%

	Wachovia Bank FBO Various Retirement Plans Charlotte, NC	7.41%

Janus Enterprise Fund Class S Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	15.74%

	Benefit Trust Co FBO PHH Investments LLC Overland Park, KS	10.43%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	6.79%

	Charles Schwab & Co Inc Special Custody Account FBO Institutional Client Accounts San Francisco, CA	6.17%

Janus Fund Class S Shares	Saxon And Co FBO 91 Vested Interest Omnibus Asset A/C #20-01-302-9912426 Philadelphia, PA	15.74%

	Citigroup Global Markets Inc 00109801250 New York, NY	14.93%

	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	9.26%

	Charles Schwab & Co Inc Special Custody Account FBO Institutional Client Accounts San Francisco, CA	8.26%

	Prudential Retirement-Alliance Separate Acct Investment Products & Advisory Services Newark, NJ	8.18%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	6.03%

	Orchard Trust Company LLC Trustee/C FBO Retirement Plans Greenwood Village, CO	5.26%

Janus Growth and Income Fund Class S Shares	Saxon And Co FBO 91 Vested Interest Omnibus Asset A/C #20-01-302-9912426 Philadelphia, PA	24.73%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	16.71%

	Charles Schwab & Co Inc Special Custody Account FBO Institutional Client Accounts San Francisco, CA	11.70%

	Prudential Investment Mgmt Service FBO Mutual Fund Clients Newark, NJ	7.03%

Janus Orion Fund Class S Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	49.94%

88

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

	Capital Bank And Trust Company TR FBO Cherokee Pharmaceuticals LLC 401K PS Plan C/O Plan Premier/FASCore LLC Greenwood Village, CO	28.03%

Janus Research Core Fund Class S Shares	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	19.65%

	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	11.30%

	Saxon And Co FBO 91 Vested Interest Omnibus Asset A/C #20-01-302-9912426 Philadelphia, PA	7.93%

	DWS Trust Company Ttee FBO Medegen 401(K) Plan Salem, NH	5.53%

	GPC Securities Inc Agent For Bank Of America FBO Cambridge Valve & Fitting Inc PS Plan Atlanta, GA	5.11%

Janus Research Fund Class S Shares	Janus Capital Group Inc Denver, CO	99.08%	*

Janus Triton Fund Class S Shares	Janus Capital Group Inc Denver, CO	5.30%	*

Janus Global Life Sciences Fund Class S Shares	FIIOC FBO Foam Supplies Inc Profit Sharing 401K Plan Covington, KY	88.72%

	Janus Capital Group Inc Denver, CO	6.80%	*

Janus Global Opportunities Fund Class S Shares	LPL Financial Account 3423-2631 San Diego, CA	37.65%

	LPL Financial Account 6163-5467 San Diego, CA	33.88%

	LPL Financial Account 7247-6261 San Diego, CA	19.82%

	Janus Capital Group Inc Denver, CO	8.66%

Janus Global Research Fund Class S Shares	Janus Capital Group Inc Denver, CO	100.00%

Janus Global Technology Fund Class S Shares	Saxon & Co FBO 20-01-302-9912426 Philadelphia, PA	28.25%

	LPL Financial Account 7052-6169 San Diego, CA	13.79%

	LPL Financial Account 2448-9547 San Diego, CA	13.43%

	LPL Financial A/C 1699-2792 San Diego, CA	12.88%

	LPL Financial Services A/C 4740-3191 San Diego, CA	5.10%

*	This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

  89

Name of Fund and Class	Shareholder and Address of Record	Percentage of Ownership

Janus Overseas Fund Class S Shares	National Financial Services Co For The Exclusive Benefit Of Our Customers New York, NY	14.58%

	State Street Bank & Trust FBO ADP Daily Valuation B 401K Product North Quincy, MA	11.95%

	Prudential Retirement-Alliance Separate Acct Investment Products & Advisory Services	11.26%

	Hartford Life Insurance Co Separate Account DC LV Hartford, CT	10.87%

	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	6.84%

Janus Worldwide Fund Class S Shares	Nationwide Trust Company FSB C/O IPO Portfolio Accounting Columbus, OH	16.49%

	Guardian Insurance & Annuity Co Sep-Acct L Bethlehem, PA	12.83%

	Ohio National Life Insurance Co FBO Its Separate Accounts Cincinnati, OH	9.94%

	Nationwide Life Ins Company QPVA C/O IPO Portfolio Accounting Columbus, OH	6.49%

90

Miscellaneous information

Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers thirty-eight series of shares, known as “Funds.” Each of the Funds presently offers interests in different classes of shares as described in the table below.

	Class A	Class C	Class D	Class I	Class L	Class R	Class S	Class T
Fund	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

INTECH Risk-Managed Core Fund	x	x	x	x			x	x

INTECH Risk-Managed Growth Fund	x	x		x			x	x

INTECH Risk-Managed International Fund	x	x		x			x	x

INTECH Risk-Managed Value Fund	x	x		x			x	x

Janus Balanced Fund	x	x	x	x		x	x	x

Janus Contrarian Fund	x	x	x	x		x	x	x

Janus Enterprise Fund	x	x	x	x		x	x	x

Janus Flexible Bond Fund	x	x	x	x		x	x	x

Janus Forty Fund	x	x		x		x	x	x

Janus Fund	x	x	x	x		x	x	x

Janus Global Life Sciences Fund	x	x	x	x			x	x

Janus Global Opportunities Fund	x	x	x	x			x	x

Janus Global Real Estate Fund	x	x	x	x			x	x

Janus Global Research Fund	x	x	x	x			x	x

Janus Global Technology Fund	x	x	x	x			x	x

Janus Government Money Market Fund			x					x

Janus Growth and Income Fund	x	x	x	x		x	x	x

Janus High-Yield Fund	x	x	x	x		x	x	x

Janus International Equity Fund	x	x	x	x			x	x

Janus International Forty Fund	x	x	x	x			x	x

Janus Long/Short Fund	x	x		x		x	x	x

Janus Modular Portfolio Construction® Fund	x	x		x			x	x

Janus Money Market Fund			x					x

Janus Orion Fund	x	x	x	x		x	x	x

Janus Overseas Fund	x	x	x	x		x	x	x

Janus Research Fund	x	x	x	x			x	x

Janus Research Core Fund	x	x	x	x		x	x	x

Janus Short-Term Bond Fund	x	x	x	x			x	x

Janus Smart Portfolio – Conservative	x	x	x	x			x	x

Janus Smart Portfolio – Growth	x	x	x	x			x	x

Janus Smart Portfolio – Moderate	x	x	x	x			x	x

Janus Triton Fund	x	x	x	x		x	x	x

Janus Twenty Fund			x					x

Janus Venture Fund			x					x

Janus Worldwide Fund	x	x	x	x		x	x	x

Perkins Large Cap Value Fund	x	x	x	x			x	x

Perkins Mid Cap Value Fund	x	x	x	x	x	x	x	x

Perkins Small Cap Value Fund	x	x	x	x	x	x	x	x

On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain Funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. For this reason,

  91

certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds. Prior to the reorganizations, the Funds had a fiscal year end of October 31. Each Fund described in this SAI has subsequently changed its fiscal year end to September 30.

Janus Capital reserves the right to the name “Janus.” In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name “Janus” as soon as reasonably practicable.

Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

It is important to know that, pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

Shares of the Trust

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

Shareholder Meetings

The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders’ rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust’s governing documents, or as the Trustees consider necessary or desirable. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

Voting Rights

The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of

92

Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

Master/Feeder Option

The Trust may in the future seek to achieve a Fund’s objective by investing all of that Fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds’ annual financial statements and compiles their tax returns.

Registration Statement

The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

  93

Financial statements

Documents Incorporated by Reference to the Alternative, Growth & Core, and International & Global Annual Reports of Janus Investment Fund (audited)

The following audited financial statements for the period ended July 31, 2009, September 30, 2009, and October 31, 2009 are hereby incorporated into this SAI by reference to the Annual Reports dated July 31, 2009, September 30, 2009, and October 31, 2009, as applicable.

Schedules of Investments as of July 31, 2009, September 30, 2009, and October 31, 2009

Statements of Operations for the period ended July 31, 2009, September 30, 2009, and October 31, 2009

Statements of Assets and Liabilities as of July 31, 2009, September 30, 2009, and October 31, 2009

Statements of Changes in Net Assets for the periods indicated

Financial Highlights for each of the periods indicated

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

Documents Incorporated by Reference to the Core, Risk-Managed, and Value and International & Global Semiannual Reports of Janus Investment Fund (unaudited)

The following unaudited financial statements for the period ended April 30, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated April 30, 2009.

Schedules of Investments as of April 30, 2009

Statements of Operations for the period ended April 30, 2009

Statements of Assets and Liabilities as of April 30, 2009

Statements of Changes in Net Assets for each of the periods indicated

Financial Highlights for each of the periods indicated

Notes to Financial Statements

Documents Incorporated by Reference to the Alternative, Growth & Core, and International & Global Semiannual Reports of Janus Adviser Series (unaudited)

The following unaudited financial statements for the period ended January 31, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated January 31, 2009.

Schedules of Investments as of January 31, 2009

Statements of Operations for the period ended January 31, 2009

Statements of Assets and Liabilities as of January 31, 2009

Statements of Changes in Net Assets for each of the periods indicated

Financial Highlights for each of the periods indicated

Notes to Financial Statements

The portions of the Annual and Semiannual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

94

Appendix A

Explanation of Rating Categories

The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.

Standard & Poor’s
ratings service

Bond Rating	Explanation

Investment Grade

AAA	Highest rating; extremely strong capacity to pay principal and interest.

AA	High quality; very strong capacity to pay principal and interest.

A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB	Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB	Less vulnerable to nonpayment than other speculative issues; major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	More vulnerable to nonpayment than obligations rated ‘BB’, but capacity to meet its financial commitment on the obligation; adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

CC	Currently highly vulnerable to nonpayment.

C	Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but payments on the obligation are being continued.

D	In default.

  95

Fitch, Inc.

Long-Term Bond Rating	Explanation

Investment Grade

AAA	Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of financial commitments.

AA	Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.

A	High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments. May be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity than is the case for higher ratings.

Non-Investment Grade

BB	Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC	May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.

CC	May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.

C	May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.

D	In default.

Fitch, Inc.

Short-Term Bond Rating	Explanation

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

96

Moody’s Investors
Service, Inc.

Bond Rating	Explanation

Investment Grade

Aaa	Highest quality, smallest degree of investment risk.

Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.

A	Upper to medium-grade obligations; many favorable investment attributes.

Baa	Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba	More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca	Speculative in a high degree; could be in default or have other marked shortcomings.

C	Lowest rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies (“split rated securities”), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

  97

janus.com/info

151 Detroit Street
Denver, Colorado 80206-4805
1-877-335-2687

2009 ANNUAL REPORT

Janus Growth & Core Funds

Growth & Core
Janus Balanced Fund
Janus Contrarian Fund
Janus Enterprise Fund
Janus Fund
Janus Growth and Income Fund
Janus Orion Fund
Janus Research Core Fund
(formerly named Janus Fundamental Equity Fund)
Janus Research Fund
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund

HIGHLIGHTS

•	Portfolio management perspective
•	Investment strategy behind your fund
•	Fund performance, characteristics and holdings

            Janus Growth & Core Funds

Co-Chief Investment Officers’ Letter to the Shareholders	1
Useful Information About Your Fund Report	5
Management Commentaries and Schedules of Investments
Janus Balanced Fund	6
Janus Contrarian Fund	20
Janus Enterprise Fund	30
Janus Fund	39
Janus Growth and Income Fund	47
Janus Orion Fund	55
Janus Research Core Fund	65
Janus Research Fund	73
Janus Triton Fund	82
Janus Twenty Fund	91
Janus Venture Fund	98
Statements of Assets and Liabilities	106
Statement of Operations	110
Statements of Changes in Net Assets	112
Financial Highlights	116
Notes to Schedule of Investments	136
Notes to Financial Statements	145
Report of Independent Registered Public Accounting Firm	174
Additional Information	175
Explanations of Charts, Tables and Financial Statements	176
Designation Requirements	179
Trustees and Officers	180

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital). You can also visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital). Read it carefully before you invest or send money.

Co-Chief Investment Officers’ Letter to the Shareholders (unaudited)

Jonathan Coleman
Co-Chief Investment Officer

Gibson Smith
Co-Chief Investment Officer

Dear Shareholder,

We would like to take this opportunity to thank you for your investment with Janus. Over the past twelve months, we’ve seen extreme market volatility that has resulted in significant challenges for investors around the globe. Despite the recent turmoil, we have remained committed to our research-driven approach and long-term investment view. As a result, we have continued to deliver strong results relative to many of our peers.

For the one-year period ended October 31, 2009, 78% of Janus retail funds, Class J Shares, ranked within Lipper’s top two quartiles. Looking longer-term, 92% of our funds achieved first- or second-quartile Lipper rankings for the three-year period and 86% ranked in Lipper’s top two quartiles for the five-year period ended October 31, 2009. (Lipper rankings are based on total returns. See complete rankings on page 4.)

One Year Later

The global financial system continues to heal from the unprecedented downturn that began over a year ago in September 2008. While the recovery is far from complete, we believe that the various U.S. Government programs and stimulus introduced over the past several months, along with the amount of liquidity provided by the U.S. Federal Reserve and other central banks around the world, have helped stem investor uncertainty. This has been reflected in narrowing credit spreads, rising equity prices and modestly improving economic activity throughout the world, not to mention better functioning capital and funding markets.

In the U.S., the S&P 500® Index gained nearly 10% during the 12-month period, helped by a more than 53% rally off of March lows. Non-U.S. equity markets delivered strong performance gaining more than 20% (MSCI All Country World ex-U.S. IndexSM) with emerging equity markets (MSCI EMF Index) rising nearly 52% in local currency terms.

In addition to the strong recovery by equity markets, credit markets posted impressive results. Credit spreads, or the difference between the yields on corporate bonds versus the yields on equivalent Treasury bonds, narrowed sharply after reaching historically wide levels in December 2008 amidst heightened risk aversion. The U.S. High Yield market (Barclays Capital U.S. Corporate High Yield Index) posted the strongest returns, gaining over 48%. The U.S. investment grade credit market (Barclays Capital U.S. Credit Index) rose roughly 37% during the period.

Commodity prices were mostly higher while the U.S. dollar weakened amid a move into higher yielding currencies and concern over a rising U.S. Government deficit. Despite the continuation of the strong equity market rally that began in March of this year, rising unemployment and the downtrend in the U.S. dollar remained key concerns for investors.

Looking Ahead

We believe the outlook for the U.S. economy lies in the hands of the U.S. consumer and his/her level of comfort with the prospects for sustained growth. We’ve seen a reduction in consumption and an increase in the savings rate brought on by the financial crisis. We expect these trends to continue for some time as the U.S. consumer focuses on improving his/her financial situation and the excesses of the past are worked through the system. We think this is positive for the long-term health of the economy, but remain cautious about the prospects for a full recovery in the short-term.

As in the past, we continue to stress the importance of strong security selection in delivering results for our investors. As fundamental researchers, our goal is to avoid those companies that we think will ultimately fail to emerge successfully from market turmoil and attempt to identify those companies going through positive fundamental transition. We believe the current environment provides us with a strong opportunity to demonstrate the benefits of our integrated research-intensive approach in both the equity and fixed income markets.

Increased savings and greater diversification, with an emphasis on fixed income and dividends, are likely to be a big theme for investors over the next few years. We continue to believe a balanced strategy may provide the

Janus Growth & Core Funds | 1

Continued

best opportunity for long-term success for our investors, and we remain committed to delivering strong long-term relative performance on your behalf.

We thank you for your business and your continued confidence in Janus.

Sincerely,

Jonathan Coleman
Co-Chief Investment Officer

Gibson Smith
Co-Chief Investment Officer

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.335.2687 or download the file from janus.com/info. Read it carefully before investing or sending money.

The opinions are those of the authors as of October 31, 2009 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of individual holdings or market sectors, but as an illustration of broader themes. Past performance is no guarantee of future results.

All current and potential holdings in Janus products are subject to risks that individuals need to address.

There is no assurance that the investment process will consistently lead to successful investing.

The S&P 500® Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

The MSCI All Country World ex-U.S. IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.

The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin.

Barclays Capital U.S. Corporate High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.

The Barclays Capital U.S. Credit Index is comprised of the Barclays Capital U.S. Corporate Index and the non-native currency subcomponent of the Barclays Capital U.S. Government-Related Index. It includes publicly issued U.S. corporates, specified foreign debentures and secured notes denominated in U.S. dollars. It is a subset of the Barclays Capital U.S. Government/Credit Index and the Barclays Capital U.S. Aggregate Bond Index.

A Fund’s portfolio may differ significantly from the securities held in an index. Indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

2 | October 31, 2009

Co-Chief Investment Officers’ Letter to the Shareholders (unaudited)

In preparing this document, Janus has relied upon and assumed, without independent verification, the accuracy and completeness of all information available from public sources. Statements in this piece that reflect projections or expectations of future financial or economic performance of a mutual fund or strategy and of the markets in general and statements of a Fund’s plans and objectives for future operations are forward-looking statements. Actual results or events may differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Funds distributed by Janus Distributors LLC (11/09)

Janus Growth & Core Funds | 3

Lipper Rankings (unaudited)

		Lipper Rankings – Based on total returns as of 10/31/09

		One Year		Three Year		Five Year		Ten Year		Since Inception		Since PM Inception
		Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/
	Lipper Category	Rank (%)	Total Funds	Rank (%)	Total Funds	Rank (%)	Total Funds	Rank (%)	Total Funds	Rank (%)	Total Funds	Rank (%)	Total Funds

Janus Investment Fund
(Inception Date)

Janus Fund(1);Class J Shares (2/70)	Large-Cap Growth Funds	20	165/832	34	238/708	28	162/589	71	215/304	17	3/17	41	315/772

Janus Enterprise Fund(1)(2);Class J Shares (9/92)	Mid-Cap Growth Funds	40	194/491	24	102/432	9	32/358	91	158/173	36	13/36	27	122/463

Janus Orion Fund(1);Class J Shares (6/00)	Multi-Cap Growth Funds	11	49/462	13	45/370	3	9/308	N/A	N/A	20	38/192	59	246/420

Janus Research Fund(1)(2);Class J Shares (5/93)	Large-Cap Growth Funds	8	66/832	12	84/708	9	51/589	53	161/304	4	3/81	10	65/669

Janus Triton Fund(1)(2);Class J Shares (2/05)	Small-Cap Growth Funds	7	37/557	2	6/475	N/A	N/A	N/A	N/A	1	4/409	1	3/364

Janus Twenty Fund(1)*;Class J Shares (4/85)	Large-Cap Growth Funds	10	82/832	1	1/708	1	2/589	27	81/304	6	2/34	30	229/784

Janus Venture Fund(1)*;Class J Shares (4/85)	Small-Cap Growth Funds	8	40/557	33	156/475	22	86/392	76	162/213	10	1/10	21	26/128

Janus Global Life Sciences Fund(1);Class J Shares (12/98)	Global Healthcare/Biotechnology Funds	35	16/45	21	8/38	22	8/36	67	10/14	17	2/11	10	4/42

Janus Global Technology Fund(1);Class J Shares (12/98)	Global Science & Technology Funds	54	39/72	26	17/65	22	13/59	90	17/18	30	5/16	40	26/64

Janus Balanced Fund(1)(2);Class J Shares (9/92)	Mixed-Asset Target Allocation Moderate Funds	14	66/503	1	1/402	1	1/310	14	20/147	4	1/27	1	1/339

Janus Contrarian Fund(1);Class J Shares (2/00)	Multi-Cap Core Funds	65	517/798	43	277/658	5	22/507	N/A	N/A	18	41/227	18	41/227

Janus Research Core Fund(1)(2);Class J Shares (6/96)	Large-Cap Core Funds	6	53/907	47	354/759	16	100/627	28	101/367	3	6/201	61	499/823

Janus Growth and Income Fund(1)(2);Class J Shares (5/91)	Large-Cap Core Funds	3	20/907	43	323/759	27	168/627	48	173/367	8	6/78	47	383/823

INTECH Risk-Managed Core Fund(1);Class J Shares (2/03)	Multi-Cap Core Funds	87	688/798	75	493/658	61	305/507	N/A	N/A	48	184/388	48	184/388

Perkins Mid Cap Value Fund(2)(3);Class J Shares (8/98)	Mid-Cap Value Funds	28	70/249	3	5/205	5	8/161	2	1/58	3	1/48	1	1/48

Perkins Small Cap Value Fund(3);Class J Shares (10/87)	Small-Cap Core Funds	15	107/754	1	6/629	6	27/511	12	30/264	4	5/131	4	5/131

Janus Flexible Bond Fund(1)(2);Class J Shares (7/87)	Intermediate Investment Grade Debt Funds	32	171/546	7	28/443	9	31/382	15	30/211	10	2/19	7	33/481

Janus High-Yield Fund(1)(2);Class J Shares (12/95)	High Current Yield Funds	65	296/460	25	94/387	24	77/332	13	26/209	7	6/90	23	70/316

Janus Short-Term Bond Fund(1)(2);Class J Shares (9/92)	Short Investment Grade Debt Funds	29	73/258	2	4/215	3	5/177	13	12/94	20	5/24	5	12/244

Janus Global Opportunities Fund(1)(2);Class J Shares (6/01)	Global Funds	21	108/538	19	68/367	54	151/283	N/A	N/A	13	24/193	55	176/322

Janus Global Research Fund(1)(2);Class J Shares (2/05)	Global Funds	13	69/538	13	46/367	N/A	N/A	N/A	N/A	5	15/301	5	15/301

Janus Overseas Fund(1)(2);Class J Shares (5/94)	International Funds	1	6/1259	1	5/924	1	1/697	4	13/373	1	1/101	1	1/613

Janus Worldwide Fund(1)(2);Class J Shares (5/91)	Global Funds	39	209/538	65	238/397	76	214/283	96	140/146	39	7/17	50	283/566

Janus Smart Portfolio – Growth(1);Class J Shares (12/05)	Mixed-Asset Target Allocation Growth Funds	9	54/651	6	31/540	N/A	N/A	N/A	N/A	4	16/502	4	16/502

Janus Smart Portfolio – Moderate(1);Class J Shares (12/05)	Mixed-Asset Target Allocation Moderate Funds	7	32/503	1	3/402	N/A	N/A	N/A	N/A	3	10/370	3	10/370

Janus Smart Portfolio – Conservative(1);Class J Shares (12/05)	Mixed-Asset Target Allocation Conservative Funds	17	72/445	4	14/362	N/A	N/A	N/A	N/A	2	5/320	2	5/320

(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	The date of the Lipper ranking is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.
(3)	Effective July 6, 2009, the Fund changed the name of its Investor Share Class to “Class J Shares.”

*Closed to new investors.

Past performance is no guarantee of future results. For current month end performance, call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital). You can also visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Ranking is for the share class shown only; other classes may have different performance characteristics.

If an expense waiver was in effect, it may have had a material effect on the total return or yield, and therefore the ranking for the period.

Lipper Inc., a wholly-owned subsidiary of Reuters, is a nationally recognized organization that ranks the performance of mutual funds within a classification of funds that have similar investment objectives.

4 | October 31, 2009

Useful Information About Your Fund Report

Management Commentaries

The Management Commentaries in this report include valuable insight from each of the Funds’ managers as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

Please keep in mind that the opinions expressed by the Funds’ managers in the Management Commentaries are just that: opinions. They are a reflection of the managers’ best judgment at the time this report was compiled, which was October 31, 2009. As the investing environment changes, so could the managers’ opinions. These views are unique to each manager and aren’t necessarily shared by fellow employees or by Janus in general.

Fund Expenses

We believe it’s important for our shareholders to have a clear understanding of Fund expenses and the impact they have on investment return.

The following is important information regarding each Fund’s Expense Example, which appears in each Fund’s Management Commentary within this Annual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (applicable to Class A Shares only); redemption fees, where applicable (and any related exchange fees); and (2) ongoing costs, including management fees; distribution and shareholder servicing (12b-1) fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares only); administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares only); administrative fees (applicable to Class A Shares, Class C Shares, and Class I Shares only); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-month period from May 1, 2009 to October 31, 2009.

Actual Expenses

The first line of the table in each example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table in each example provides information about hypothetical account values and hypothetical expenses based upon each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Janus Capital Management LLC (“Janus Capital”) has contractually agreed to waive certain Fund’s total operating expenses, excluding any performance adjustments to management fees, if applicable, class-specific distribution and shareholder servicing (12b-1) fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares only), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares only), brokerage commissions, interest, dividends, taxes and extraordinary expenses, including, but not limited to, acquired fund fees and expenses, to certain limits until at least November 1, 2010. Expenses in the examples reflect application of these waivers. Had the waivers not been in effect, your expenses would have been higher. More information regarding the waivers is available in the Funds’ prospectuses.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees (where applicable) and any related exchange fees. These fees are fully described in the prospectus. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Janus Growth & Core Funds | 5

Janus Balanced Fund (unaudited)

Fund Snapshot
We believe a dynamic approach to asset allocation that leverages our bottom-up, fundamental equity and fixed income research will allow us to outperform our benchmark and peers over time. Our integrated equity and fixed income research team seeks an optimal balance of asset class opportunities across market cycles.
Marc Pinto co-portfolio manager	Gibson Smith co-portfolio manager

Performance Overview

Janus Balanced Fund’s Class J Shares returned 21.62% for the 12-month period ended October 31, 2009, compared with a 12.58% return by the Balanced Index, an internally-calculated secondary benchmark. The Balanced Index is composed of a 55% weighting in the S&P 500® Index, the Fund’s primary benchmark, and a 45% weighting in the Barclays Capital U.S. Aggregate Bond Index, the Fund’s other secondary benchmark, which returned 9.80% and 13.79%, respectively.

Market Environment

Coming off the financial crisis of 2008, we have worked through numerous phases culminating in where we are today. Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The S&P 500® Index hit its low point for the period in March as evidence of an above average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad equity indices finished with strong gains.

The obsession with zero (companies going bankrupt) led to incredible volatility and a reduction in risk-taking, which impacted both equity and fixed income investments. Investors pushed U.S. Treasuries to record low yields in December, when the U.S. Federal Reserve (Fed) lowered the fed funds rate from 1% to a range of zero to 0.25%, a historic move. Equity markets experienced a significant sell-off due to this decreased risk appetite and fear about the strength of the economy. Corporate bond spreads relative to Treasuries, meanwhile, skyrocketed to historic levels. In January, the flight-to-quality trade began to abate, as corporate spreads dropped and Treasury yields rose.

As the year progressed, risk assets started to rebound due to actions by global governments and central banks, which resulted in increased liquidity and stimulus programs to help with the recovery process. Signs of stability in the financial system helped facilitate the risk appetite in the markets. Corporations were very aggressive in tackling their organizational structures with layoffs and significant cost cutting via wage reductions and a retreat on discretionary spending. As the economy stabilized, these aggressive cuts and disciplined cost management flowed directly into positive earnings, providing additional support to the market.

Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains. As confidence returned, risk-taking gained momentum. In equities, this was led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices significantly outperformed value, as the information technology and consumer discretionary sectors led all sectors with large gains, while financials (a key sector in value indices) suffered losses.

The improvement in risk-oriented securities impacted bonds, particularly high-yield corporate bonds, which were the best-performing group for the 12-month period overall. Investment grade corporates were the next best performing followed by long maturity government/credit indices. The Treasury yield curve dipped along all maturities with the largest yield decline at the short-end of the curve (prices move inversely to yield), but the resulting gains in Treasuries were modest relative to corporates. Short-term Treasuries were the worst relative performing fixed income indices during the period, although with slight gains as well. Aggregate indices posted double-digit gains driven by the strong performance in corporates. Commercial mortgage-backed securities (CMBS) also outperformed aggregate indices, while agency fixed-rated mortgage-backed securities (MBS) lagged modestly.

We’ve experienced a very low quality/high beta (volatility) rally in both the equity and credit markets. In general, the lower the quality and the riskier the business profile, the greater was the return during the period. We are entering

6 | October 31, 2009

(unaudited)

a very important phase in the markets where individual security selection will likely play a more important role in determining return profiles across both the equity and the fixed income markets.

Asset Allocation Aided Relative Performance

The Fund’s performance during the period reflected both our conservative investment philosophy and our dynamic asset allocation strategy, as our equity and fixed-income teams worked together to determine what we believe to be the optimal balance between stocks and bonds. At the beginning of the period, we were significantly underweight equities at 42.7% due to our concerns over whether risk was being correctly priced in the stock market. We gradually increased our weighting during the period as equity markets recovered. We were still underweight after six months at 52.4% and moved to a slight overweight (57.2%) by period end. Our equity underweight was a key contributor during the first half of the period when fixed income outperformed; it was a modest negative in the second half as equities outperformed. However, the overall impact of our asset allocation was a net positive since fixed income outperformed equities for the 12-month period.

Equity and Fixed Income Sleeves Outperform

The equity and fixed income sleeves each significantly outperformed their respective benchmarks during the 12-month period.

Equity Contributors

Our underweight and security selection in financials was the largest contributor to relative performance followed by our holdings in consumer staples. Within consumer staples, global brewer Anheuser-Busch InBev’s shares rallied, as the market became more comfortable with the company’s financial position following InBev’s acquisition of Anheuser-Busch in 2008. A series of asset sales and equity and bond offerings as well as the cash flow the business has been generating eased investor concerns. We believe management will continue to execute well.

Equity Detractors

Our holdings in information technology and our overweight in healthcare were primary detractors from relative performance. Among individual detractors was casino operator MGM Mirage, which was negatively impacted by investor concerns over its ability to address financing issues regarding its City Center project in Las Vegas. The uncertainty caused us to exit the position during the period.

Fixed Income Contributors

Our significant overweight and security selection in corporate credits were the key contributors to relative performance. Within corporate credit rating groups, our large overweight in BBB-rated credits and our 10% average exposure in non-index, high-yield bonds aided performance. We also benefited from underweights in agency MBS and agency debt as well as yield curve positioning in Treasuries.

Within corporate sectors, our overweight and security selection in industrial metals were the top contributors followed by our overweight in technology. Tyco Electronics, a technology holding, was our largest individual contributor. The global provider of electronic components saw its bonds post strong gains during the second half of the period. We feel management is focused on maintaining its BBB credit rating; we also believe the firm’s profits are going to beat expectations this year due to stronger-than-expected performance in its semiconductor business.

Fixed Income Detractors

Our average underweight and eventual zero weighting in residential MBS were the largest detractors followed by our zero weighting in asset-backed securities and CMBS.

On a corporate sector basis, our holdings within banking and electric utilities were the largest detractors. Our bonds in Bank of America were the largest individual detractors. We held senior holdings in the bank, which underperformed its subordinated debt during the subsequent corporate bond rally. The government indicated that it would stand behind Bank of America, which gave us confidence the bank would survive and eventually prosper. We believe the bank will create synergies with its acquisition of Merrill Lynch in 2008.

Outlook

Our equity outlook is cautious based on the sharp rebound in the capital markets and the potential end of monetary stimulus. Our anecdotal information from company managements we visit is that their businesses bottomed during the second quarter of 2009 and their outlooks generally improved during the summer. We view the business environment as stabilized with a gradual resumption in growth next year a good possibility.

Janus Growth & Core Funds | 7

Janus Balanced Fund (unaudited)

In fixed income, we believe a mildly improving economy along with normally functioning credit markets is an attractive environment for corporate bonds, which we continue to emphasize. The fundamental transformation of the fixed income markets due to the 2008 financial crisis stresses the importance of credit in generating future returns. The conservatorship of Fannie Mae and Freddie Mac as well as the U.S. Government’s interest in the mortgage market have driven valuations in agency and mortgage debt to levels that do not meet our risk/reward criteria (skewed to the downside in our opinion). Given the additional yield offered in credit versus other sectors, we believe corporate bonds remain the most attractive segment of the fixed income markets, particularly when approached with a fundamental credit focus.

The investment team continues to debate the implications of deflationary and inflationary forces on the global economy and the direction of interest rates in the short-to-intermediate term. We are also watching the dollar closely as well as changes out of Washington D.C. and the implications for the financial markets. We believe that sustained economic growth and healthy risk-taking will be supportive of current valuations and could create new opportunities. We will continue to apply our disciplined process in seeking out the best risk-adjusted returns, mindful that volatility and uncertainty are going to be with us for awhile as we work through the healing process.

Thank you for investing in Janus Balanced Fund.

Janus Balanced Fund At A Glance

5 Top Performers – Equity Holdings

Contribution

Anheuser-Busch InBev N.V.	3.43%
Morgan Stanley	2.00%
Apple, Inc.	1.91%
Goldman Sachs Group, Inc.	1.72%
Credit Suisse Group A.G. (ADR)	1.62%

5 Bottom Performers – Equity Holdings

Contribution

MGM Mirage	-0.69%
ConocoPhillips	-0.52%
Avon Products, Inc.	-0.40%
Monsanto Co.	-0.29%
Altria Group, Inc.	-0.26%

5 Top Performers – Sectors*

		Fund Weighting
	Fund Contribution	(Average % of Equity)	S&P 500® Index Weighting

Consumer Staples	5.81%	21.24%	12.36%
Financials	5.34%	8.27%	12.98%
Information Technology	4.91%	18.01%	17.51%
Consumer Discretionary	3.33%	8.90%	8.76%
Health Care	1.82%	19.44%	14.26%

5 Bottom Performers – Sectors*

		Fund Weighting
	Fund Contribution	(Average % of Equity)	S&P 500® Index Weighting

Utilities	0.00%	0.00%	4.07%
Telecommunication Services	0.12%	0.22%	3.57%
Materials	0.29%	3.85%	3.25%
Energy	0.75%	10.17%	12.93%
Industrials	0.96%	9.92%	10.32%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

8 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Apple, Inc. Computers	2.1%
EnCana Corp. (U.S. Shares) Oil Companies – Exploration and Production	2.1%
Reckitt Benckiser Group PLC Soap and Cleaning Preparations	2.1%
Morgan Stanley Diversified Banking Institutions	2.0%
Anheuser-Busch InBev N.V. Brewery	1.9%

10.2%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 2.6% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 9

Janus Balanced Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Balanced Fund – Class A Shares

NAV	21.59%	6.67%	4.43%	9.93%	0.90%	0.90%

MOP	14.60%	5.41%	3.82%	9.55%

Janus Balanced Fund – Class C Shares

NAV	21.60%	5.88%	3.67%	9.30%	1.64%	1.64%

CDSC	20.46%	5.88%	3.67%	9.30%

Janus Balanced Fund – Class I Shares	21.62%	6.71%	4.46%	9.94%	0.61%	0.61%

Janus Balanced Fund – Class J Shares	21.62%	6.71%	4.46%	9.94%	0.82%	0.82%

Janus Balanced Fund – Class R Shares	21.55%	6.16%	3.94%	9.56%	1.36%	1.36%

Janus Balanced Fund – Class S Shares	21.53%	6.42%	4.20%	9.77%	1.11%	1.11%

S&P 500® Index	9.80%	0.33%	–0.95%	7.54%

Barclays Capital U.S. Aggregate Bond Index	13.79%	5.05%	6.31%	6.40%

Balanced Index	12.58%	2.62%	2.63%	7.34%

Lipper Quartile – Class J Shares	1st	1st	1st	1st

Lipper Ranking – based on total return for Mixed-Asset Target Allocation Moderate Funds	66/503	1/310	20/147	1/27

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

10 | October 31, 2009

(unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangement. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund’s performance may be affected by risks that include those associated with non-investment grade debt securities, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Funds that invest in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds owned by the Fund. Unlike owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. The return of principal is not guaranteed due to net asset value fluctuation that is caused by changes in the price of specific bonds held in the Fund and selling of bonds within the Fund by the portfolio managers.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Balanced Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Balanced Fund (the “JAD predecessor fund”) into corresponding shares of Janus Balanced Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Balanced Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

September 3, 1992 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – September 1, 1992

Janus Growth & Core Funds | 11

Janus Balanced Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allows you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,104.30	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,101.30	$5.74

Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	$8.59

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,105.00	$2.11

Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,148.20	$4.33

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,102.50	$4.55

Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.82

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,103.30	$3.71

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

†	Expenses are equal to the annualized expense ratio of 0.89% for Class A Shares, 1.69% for Class C Shares, 0.62% for Class I Shares, 0.80% for Class J Shares, 1.34% for Class R Shares and 1.09% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

12 | October 31, 2009

Janus Balanced Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Common Stock – 56.7%
Aerospace and Defense – 1.1%
554,949	Boeing Co.	$26,526,562
1,312,603	Empresa Brasileira de Aeronautica S.A. (ADR)*	26,580,211
		53,106,773
Agricultural Chemicals – 1.5%
302,561	Monsanto Co.	20,326,048
1,045,541	Syngenta A.G. (ADR)**	49,485,456
		69,811,504
Applications Software – 0.4%
745,063	Microsoft Corp.	20,660,597
Athletic Footwear – 1.1%
831,772	NIKE, Inc. – Class B	51,719,583
Brewery – 1.9%
1,923,026	Anheuser-Busch InBev N.V.**	90,364,906
1,636,499	Anheuser-Busch InBev N.V. – VVPR Strip*,**	12,041
		90,376,947
Cable Television – 0.5%
895,459	DIRECTV Group, Inc.*	23,550,572
Casino Hotels – 0.7%
2,859,393	Crown, Ltd.	20,639,392
239,322	Wynn Resorts, Ltd.	12,976,039
		33,615,431
Cellular Telecommunications – 0.3%
596,488	Vodafone Group PLC**	13,236,069
Commercial Banks – 1.4%
463,000	ICICI Bank, Ltd. (ADR)	14,561,350
920,535	Itau Unibanco Holding S.A. (ADR)	17,619,040
1,301,922	Standard Chartered PLC**	31,965,661
		64,146,051
Commercial Services – Finance – 0.3%
680,097	Western Union Co.	12,357,362
Computers – 3.9%
527,160	Apple, Inc.*	99,369,659
305,492	International Business Machines Corp.	36,845,390
805,930	Research In Motion, Ltd. (U.S. Shares)*	47,332,269
		183,547,318
Cosmetics and Toiletries – 0.9%
564,105	Colgate-Palmolive Co.	44,355,576
Diversified Banking Institutions – 5.5%
1,729,625	Bank of America Corp.	25,217,933
1,298,243	Credit Suisse Group A.G. (ADR)**	69,196,352
407,175	Goldman Sachs Group, Inc.	69,288,970
2,894,578	Morgan Stanley	92,973,844
		256,677,099
Diversified Operations – 1.5%
3,357,145	China Merchants Holdings International Co., Ltd.	10,720,795
796,412	Danaher Corp.	54,339,191
5,406,410	Melco International Development, Ltd.*	2,947,481
		68,007,467
E-Commerce/Services – 0.6%
1,045,020	eBay, Inc.*	23,272,595
385,176	Liberty Media Corp. – Interactive – Class A*	4,367,896
		27,640,491
Electric Products – Miscellaneous – 0.4%
478,902	Emerson Electric Co.	18,078,551
Electronic Components – Semiconductors – 0.4%
240,803	Broadcom Corp. – Class A*	6,407,768
484,846	Microchip Technology, Inc.	11,616,910
		18,024,678
Electronic Connectors – 0.7%
809,455	Amphenol Corp. – Class A	32,475,335
Enterprise Software/Services – 1.8%
611,379	CA, Inc.	12,790,049
3,407,226	Oracle Corp.	71,892,468
		84,682,517
Fiduciary Banks – 0.1%
125,730	Northern Trust Corp.	6,317,933
Finance – Investment Bankers/Brokers – 0.3%
887,291	Charles Schwab Corp.	15,385,626
Finance – Other Services – 0.4%
737,945	NYSE Euronext	19,075,878
Food – Miscellaneous/Diversified – 1.6%
1,567,417	Nestle S.A.**	72,882,710
Hotels and Motels – 0.6%
932,051	Starwood Hotels & Resorts Worldwide, Inc.	27,085,402
Industrial Gases – 0.5%
286,509	Praxair, Inc.	22,760,275
Medical – Biomedical and Genetic – 1.7%
411,353	Celgene Corp.*	20,999,571
1,243,540	Gilead Sciences, Inc.*	52,912,626
171,039	OSI Pharmaceuticals, Inc.*	5,510,877
		79,423,074
Medical – Drugs – 4.1%
709,650	Abbott Laboratories	35,887,001
3,461,705	Bristol-Myers Squibb Co.	75,465,169
49,420	Roche Holding A.G. (ADR)**	1,971,858
490,502	Roche Holding A.G.**	78,612,121
		191,936,149
Medical – HMO – 1.1%
1,931,182	UnitedHealth Group, Inc.	50,114,173
Medical Products – 2.7%
1,158,226	Baxter International, Inc.	62,613,698
917,494	Covidien PLC (U.S. Shares)**	38,644,847
397,483	Johnson & Johnson	23,471,371
		124,729,916
Metal Processors and Fabricators – 0.3%
174,532	Precision Castparts Corp.	16,646,862
Networking Products – 0.5%
956,527	Cisco Systems, Inc.*	21,856,642
Oil and Gas Drilling – 0.5%
261,429	Transocean, Ltd. (U.S. Shares)*,**	21,936,507

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 13

Janus Balanced Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Oil Companies – Exploration and Production – 4.0%
1,768,176	EnCana Corp. (U.S. Shares)	$97,939,268
472,001	Occidental Petroleum Corp.	35,815,436
1,324,761	Petroleo Brasileiro S.A. (U.S. Shares)	53,149,411
		186,904,115
Oil Companies – Integrated – 1.2%
986,679	Hess Corp.	54,010,808
Optical Supplies – 0.3%
88,007	Alcon, Inc. (U.S. Shares)**	12,566,520
Power Converters and Power Supply Equipment – 0.2%
620,965	Suntech Power Holdings Co., Ltd. (ADR)*	7,867,627
Real Estate Operating/Development – 0.3%
3,365,000	Hang Lung Properties, Ltd.	12,682,923
Retail – Apparel and Shoe – 0.5%
3,396,555	Esprit Holdings, Ltd.	22,236,086
Retail – Consumer Electronics – 0.5%
401,600	Yamada Denki Co., Ltd.**	24,477,647
Retail – Drug Store – 1.5%
1,944,820	CVS Caremark Corp.	68,652,146
Retail – Jewelry – 0.1%
176,718	Tiffany & Co.	6,943,250
Semiconductor Components/Integrated Circuits – 0.2%
727,610	Marvell Technology Group, Ltd.*	9,982,809
Soap and Cleaning Preparations – 2.1%
1,967,491	Reckitt Benckiser Group PLC**	97,809,838
Telecommunication Equipment – Fiber Optics – 0.8%
2,437,683	Corning, Inc.	35,614,549
Television – 0.6%
2,450,154	CBS Corp. – Class B	28,838,313
Tobacco – 2.4%
1,325,976	Altria Group, Inc.	24,013,425
1,877,931	Philip Morris International, Inc.	88,938,813
		112,952,238
Transportation – Railroad – 1.7%
1,090,634	Canadian National Railway Co. (U.S. Shares)	52,612,184
474,218	Union Pacific Corp.	26,148,381
		78,760,565
Wireless Equipment – 1.0%
1,086,012	QUALCOMM, Inc.	44,971,757

Total Common Stock (cost $2,282,982,826)		2,641,492,259

Corporate Bonds – 33.7%
Advertising Services – 0.2%
$1,585,000	WPP Finance UK, 5.8750%, 6/15/14**	1,625,739
6,431,000	WPP Finance UK, 8.000%, 9/15/14**	7,134,642
		8,760,381
Aerospace and Defense – 0.2%
6,716,000	Meccanica Holdings USA 6.2500%, 7/15/19 (144A)	7,224,885
4,039,000	Meccanica Holdings USA 6.2500%, 1/15/40 (144A)	4,046,185
		11,271,070
Agricultural Chemicals – 0.1%
5,907,000	Mosaic Co., 7.6250%, 12/1/16 (144A)	6,359,140
Apparel Manufacturers – 0%
$2,145,000	Hanesbrands, Inc., 4.5925%, 12/15/14‡	1,930,500
Automotive – Cars and Light Trucks – 0.4%
11,321,000	Daimler Finance North America LLC, 6.5000%, 11/15/13	12,325,195
4,916,000	Daimler Finance North America LLC, 8.5000%, 1/18/31	6,012,101
		18,337,296
Automotive – Medium and Heavy Duty Trucks – 0.4%
16,422,000	Volvo A.B., 5.9500%, 4/1/15 (U.S. Shares) (144A)	16,694,441
Beverages – Non-Alcoholic – 0.4%
8,898,000	Dr. Pepper Snapple Group, Inc. 6.1200%, 5/1/13	9,746,104
3,265,000	Dr. Pepper Snapple Group, Inc. 6.8200%, 5/1/18	3,730,315
1,986,000	Dr. Pepper Snapple Group, Inc. 7.4500%, 5/1/38	2,443,392
3,497,000	PepsiCo, Inc., 3.7500%, 3/1/14	3,642,933
		19,562,744
Beverages – Wine and Spirits – 0.1%
6,474,000	Brown-Forman Corp., 5.0000%, 2/1/14	6,908,626
Brewery – 1.1%
12,477,000	Anheuser-Busch InBev Worldwide, Inc. 7.2000%, 1/15/14 (144A)	14,055,964
16,750,000	Anheuser-Busch InBev Worldwide, Inc. 7.7500%, 1/15/19 (144A)	19,519,009
14,257,000	Anheuser-Busch InBev Worldwide, Inc. 8.2000%, 1/15/39 (144A)	17,988,370
		51,563,343
Building – Residential and Commercial – 0.3%
3,902,000	D.R. Horton, Inc., 7.8750%, 8/15/11	4,106,855
5,631,000	MDC Holdings, Inc., 5.3750%, 12/15/14	5,736,660
3,902,000	Ryland Group, 5.3750%, 5/15/12	3,902,000
301,000	Toll Brothers Finance Corp. 5.9500%, 9/15/13	301,977
		14,047,492
Building Products – Cement and Aggregate – 0.2%
2,200,000	CRH America, Inc., 5.6250%, 9/30/11	2,323,240
3,950,000	CRH America Inc., 6.9500%, 3/15/12	4,282,874
2,814,000	Martin Marietta Materials, Inc. 6.6000%, 4/15/18	2,922,601
		9,528,715
Cable Television – 0.6%
2,494,000	COX Communications, Inc. 6.2500%, 6/1/18 (144A)	2,623,868
3,911,000	COX Communications, Inc. 9.3750%, 1/15/19 (144A)	4,899,392
7,022,000	Time Warner Cable, Inc. 6.7500%, 7/1/18	7,730,267
1,763,000	Time Warner Cable, Inc. 8.7500%, 2/14/19	2,174,495
3,655,000	Time Warner Cable, Inc. 8.2500%, 4/1/19	4,396,654
5,777,000	Time Warner Cable, Inc. 6.7500%, 6/15/39	6,118,530
		27,943,206

See Notes to Schedules of Investments and Financial Statements.

14 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Casino Hotels – 0.1%
$3,961,000	Ameristar Casinos, Inc. 9.2500%, 6/1/14 (144A)	$4,119,440
Casino Services – 0.3%
14,482,000	International Game Technology 7.5000%, 6/15/19	16,005,622
Cellular Telecommunications – 0.4%
7,732,000	America Movil S.A.B. de C.V. 5.0000%, 10/16/19 (144A)	7,558,857
5,472,000	Verizon Wireless Capital LLC 5.2500%, 2/1/12 (144A)	5,847,204
6,420,000	Verizon Wireless Capital LLC 7.3750%, 11/15/13 (144A)	7,420,936
		20,826,997
Chemicals – Diversified – 0.7%
9,457,000	Dow Chemical Co., 7.6000%, 5/15/14	10,507,285
18,560,000	Dow Chemical Co., 8.5500%, 5/15/19	21,188,523
		31,695,808
Coatings and Paint Products – 0.3%
11,731,000	RPM International, Inc. 6.1250%, 10/15/19	11,777,830
Commercial Banks – 1.3%
19,377,000	American Express Bank FSB 5.5000%, 4/16/13	20,589,612
7,536,000	BB&T Corp., 5.7000%, 4/30/14	8,154,284
7,556,000	BB&T Corp., 6.8500%, 4/30/19	8,498,641
8,360,000	Credit Suisse New York 5.0000%, 5/15/13**	8,923,706
13,442,000	Credit Suisse New York 5.5000%, 5/1/14**	14,576,478
		60,742,721
Commercial Services – Finance – 0.2%
8,386,000	Western Union Co., 6.5000%, 2/26/14	9,484,457
Computer Services – 0.4%
17,605,000	Affiliated Computer Services, Inc. 4.7000%, 6/1/10	17,693,025
Computers – Memory Devices – 0.4%
10,154,000	Seagate Technology 6.3750%, 10/1/11	10,395,158
6,727,000	Seagate Technology 10.0000%, 5/1/14 (144A)	7,466,970
		17,862,128
Consulting Services – 0%
1,470,000	FTI Consulting, Inc., 7.7500%, 10/1/16	1,477,350
Cosmetics and Toiletries – 0.1%
2,459,000	Estee Lauder Cos., Inc. 7.7500%, 11/1/13	2,846,170
Dialysis Centers – 0.2%
9,952,000	DaVita, Inc., 6.6250%, 3/15/13	9,802,720
Diversified Banking Institutions – 3.1%
18,450,000	Bank of America Corp. 7.3750%, 5/15/14	20,657,745
3,840,000	Bank of America Corp. 5.4200%, 3/15/17	3,758,154
4,620,000	Bank of America Corp. 5.6500%, 5/1/18	4,669,577
11,449,000	Citigroup, Inc., 5.6250%, 8/27/12	11,861,336
$9,447,000	Citigroup, Inc., 5.3000%, 10/17/12	9,902,572
20,447,000	Citigroup, Inc., 8.5000%, 5/22/19	23,900,621
3,447,000	Goldman Sachs Group, Inc. 3.6250%, 8/1/12	3,551,468
3,503,000	Goldman Sachs Group, Inc. 5.4500%, 11/1/12	3,769,270
6,708,000	Goldman Sachs Group, Inc. 6.0000%, 5/1/14	7,374,540
3,507,000	Goldman Sachs Group, Inc. 6.2500%, 9/1/17	3,752,143
8,875,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	9,502,081
3,154,000	Morgan Stanley, 6.7500%, 4/15/11	3,359,272
3,000,000	Morgan Stanley, 5.2500%, 11/2/12	3,199,269
17,471,000	Morgan Stanley, 4.7500%, 4/1/14	17,523,430
4,836,000	Morgan Stanley, 6.6250%, 4/1/18	5,183,409
9,993,000	Morgan Stanley, 5.6250%, 9/23/19	10,055,746
		142,020,633
Diversified Financial Services – 1.1%
14,225,000	American Express Travel Related Services Co., Inc. 5.2500%, 11/21/11 (144A)	14,847,557
4,043,000	General Electric Capital Corp. 4.8000%, 5/1/13	4,249,367
5,817,000	General Electric Capital Corp. 5.9000%, 5/13/14	6,366,404
22,392,000	General Electric Capital Corp. 6.0000%, 8/7/19	23,535,985
		48,999,313
Diversified Minerals – 0.7%
4,148,000	Teck Resources, Ltd. 7.0000%, 9/15/12	4,345,030
14,033,000	Teck Resources, Ltd. 9.7500%, 5/15/14	15,752,043
3,559,000	Teck Resources, Ltd. 5.3750%, 10/1/15	3,398,845
3,556,000	Teck Resources, Ltd. 10.2500%, 5/15/16	4,098,290
3,554,000	Teck Resources, Ltd. 10.7500%, 5/15/19	4,140,410
		31,734,618
Diversified Operations – 1.1%
2,379,000	Kansas City Southern Railway 13.0000%, 12/15/13	2,729,903
18,440,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12**	19,640,480
11,315,000	Tyco Electronics Group S.A. 5.9500%, 1/15/14**	11,918,044
5,228,000	Tyco Electronics Group S.A. 6.5500%, 10/1/17**	5,486,373
8,618,000	Tyco Electronics Group S.A. 7.1250%, 10/1/37**	8,838,604
1,984,000	Tyco International Finance S.A. 4.1250%, 10/15/14**	2,027,261
		50,640,665
Electric – Distribution – 0.1%
2,790,000	Oglethorpe Power Corp. 5.9500%, 11/1/39 (144A)	2,895,415

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 15

Janus Balanced Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Electric – Generation – 0.4%
$5,795,000	Allegheny Energy Supply Co. LLC 8.2500%, 4/15/12 (144A)	$6,369,227
5,614,000	Allegheny Energy Supply Co. LLC 5.7500%, 10/15/19 (144A)	5,533,692
5,615,000	Allegheny Energy Supply Co. LLC 6.7500%, 10/15/39 (144A)	5,381,528
		17,284,447
Electric – Integrated – 0.6%
7,885,000	CMS Energy Corp., 6.3000%, 2/1/12	8,056,988
3,847,000	Pacific Gas & Electric Co. 4.2000%, 3/1/11	3,982,645
5,203,000	PPL Energy Supply LLC 5.7000%, 10/15/15	5,445,637
8,097,000	Virginia Electric and Power Co. 5.1000%, 11/30/12	8,788,224
		26,273,494
Electronic Components – Semiconductors – 0.3%
10,592,000	National Semiconductor Corp. 6.1500%, 6/15/12	11,087,589
3,927,000	National Semiconductor Corp. 6.6000%, 6/15/17	3,971,638
		15,059,227
Electronic Connectors – 0.4%
16,988,000	Amphenol Corp., 4.7500%, 11/15/14	17,085,851
Electronics – Military – 0.8%
4,983,000	L-3 Communications Corp. 7.6250%, 6/15/12	5,046,284
5,097,000	L-3 Communications Corp. 6.1250%, 7/15/13	5,135,228
5,966,000	L-3 Communications Corp. 6.1250%, 1/15/14	5,906,340
5,409,000	L-3 Communications Corp. 6.3750%, 10/15/15	5,341,388
15,958,000	L-3 Communications Corp. 5.2000%, 10/15/19 (144A)	16,115,536
		37,544,776
Enterprise Software/Services – 0.2%
8,167,000	BMC Software, Inc., 7.2500%, 6/1/18	8,792,029
Fiduciary Banks – 0.2%
8,938,000	Northern Trust Corp., 4.6250%, 5/1/14	9,592,646
Finance – Auto Loans – 0.7%
4,986,000	Ford Motor Credit Co. LLC 9.7500%, 9/15/10	5,111,303
11,015,000	Ford Motor Credit Co. LLC 7.3750%, 2/1/11	11,058,597
5,696,000	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	5,586,620
6,134,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	5,973,627
4,963,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	4,825,495
		32,555,642
Finance – Credit Card – 0.4%
$4,131,000	American Express Co. 7.0000%, 3/19/18	4,565,639
8,821,000	American Express Co. 8.1250%, 5/20/19	10,556,329
4,853,000	American Express Credit Co. 7.3000%, 8/20/13	5,450,278
		20,572,246
Finance – Investment Bankers/Brokers – 0.8%
14,427,000	Charles Schwab Corp., 4.9500%, 6/1/14	15,372,387
10,351,000	Jeffries Group, Inc., 8.5000%, 7/15/19	11,240,886
2,768,000	Jeffries Group, Inc., 3.8750%, 11/1/29	2,633,060
414,000	Lazard Group LLC, 7.1250%, 5/15/15	425,030
8,176,000	Lazard Group LLC, 6.8500%, 6/15/17	8,277,145
		37,948,508
Finance – Other Services – 0.4%
6,747,000	Cantor Fitzgerald L.P. 7.8750%, 10/15/19 (144A)	6,793,892
10,481,000	CME Group, Inc., 5.7500%, 2/15/14	11,496,074
		18,289,966
Food – Meat Products – 0.1%
4,987,000	Smithfield Foods, Inc., 7.0000%, 8/1/11	4,812,455
Food – Miscellaneous/Diversified – 0.1%
4,286,000	General Mills, Inc., 5.2500%, 8/15/13	4,650,880
1,772,000	Kellogg Co., 4.2500%, 3/6/13	1,871,615
		6,522,495
Food – Retail – 0.2%
7,924,000	Delhaize Group, 5.8750%, 2/1/14**	8,533,047
Investment Management and Advisory Services – 0.5%
9,599,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	10,796,696
6,523,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	5,544,550
5,887,000	FMR LLC, 6.4500%, 11/15/39 (144A)§	5,909,794
		22,251,040
Life and Health Insurance – 0.6%
11,013,000	Prudential Financial, Inc. 3.6250%, 9/17/12	11,192,259
3,984,000	Prudential Financial, Inc. 4.7500%, 6/13/15	4,000,207
12,551,000	Prudential Financial, Inc. 7.3750%, 6/15/19	14,022,918
		29,215,384
Medical – Biomedical and Genetic – 0.1%
3,650,000	Bio-Rad Laboratories, Inc. 6.1250%, 12/15/14	3,540,500
Medical – Generic Drugs – 0.4%
7,937,000	Watson Pharmaceuticals, Inc. 5.0000%, 8/15/14	8,143,338
8,428,000	Watson Pharmaceuticals, Inc. 6.1250%, 8/15/19	8,712,201
		16,855,539

See Notes to Schedules of Investments and Financial Statements.

16 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Medical – Hospitals – 0.4%
$4,974,000	HCA, Inc., 8.75%, 9/1/10	$5,061,045
12,112,000	HCA, Inc., 9.25%, 11/15/16	12,657,040
2,996,000	HCA, Inc., 8.50%, 4/15/19 (144A)	3,175,760
		20,893,845
Medical – Wholesale Drug Distributors – 0.2%
4,503,000	McKesson Corp., 6.5000%, 2/15/14	4,952,674
3,920,000	McKesson Corp., 7.5000%, 2/15/19	4,611,449
		9,564,123
Medical Instruments – 0.1%
4,537,000	Beckman Coulter, Inc., 6.0000%, 6/1/15	4,999,384
Medical Labs and Testing Services – 0.6%
3,838,000	Laboratory Corp. of America Holdings 5.6250%, 12/15/15	3,964,861
14,250,000	Roche Holdings, Inc. 4.5000%, 3/1/12 (144A)	15,070,202
8,547,000	Roche Holdings, Inc. 6.0000%, 3/1/19 (144A)	9,534,683
		28,569,746
Medical Products – 0.6%
7,347,000	Carefusion Corp. 4.1250%, 8/1/12 (144A)	7,548,609
5,538,000	Carefusion Corp. 5.1250%, 8/1/14 (144A)	5,818,904
5,812,000	Carefusion Corp. 6.3750%, 8/1/19 (144A)	6,268,161
9,078,000	Hospira, Inc., 6.4000%, 5/15/15	10,088,154
		29,723,828
Multi-Line Insurance – 0.4%
7,648,000	MetLife, Inc., 6.7500%, 6/1/16	8,552,322
8,731,000	MetLife Inc., 7.7170%, 2/15/19	10,338,709
		18,891,031
Multimedia – 0.1%
4,874,000	News America, Inc. 6.9000%, 8/15/39 (144A)	5,167,522
Non-Hazardous Waste Disposal – 0.2%
10,388,000	Allied Waste North America, Inc. 7.1250%, 5/15/16	11,037,250
Office Automation and Equipment – 0.1%
1,129,000	Xerox Corp., 5.6500%, 5/15/13	1,186,377
3,250,000	Xerox Corp., 8.2500%, 5/15/14	3,744,575
		4,930,952
Oil – Field Services – 0.1%
4,181,000	Weatherford International, Ltd. 9.6250%, 3/1/19**	5,176,249
Oil and Gas Drilling – 0.4%
5,337,000	Nabors Industries, Inc. 9.2500%, 1/15/19	6,447,512
9,833,000	Rowan Companies, Inc. 7.8750%, 8/1/19	10,567,909
		17,015,421
Oil Companies – Exploration and Production – 0.6%
753,000	Anadarko Petroleum Corp. 5.7500%, 6/15/14	809,950
9,090,000	Anadarko Petroleum Corp. 5.9500%, 9/15/16	9,749,007
$1,179,000	Anadarko Petroleum Corp. 6.9500%, 6/15/19	1,324,914
11,207,000	Forest Oil Corp., 8.0000%, 12/15/11	11,515,193
3,414,000	Newfield Exploration Co. 7.6250%, 3/1/11	3,524,955
		26,924,019
Oil Refining and Marketing – 0%
709,000	Frontier Oil Corp., 8.5000%, 9/15/16	723,180
Pharmacy Services – 0.6%
12,223,000	Express Scripts, Inc., 5.2500%, 6/15/12	13,020,770
10,452,000	Express Scripts, Inc., 6.2500%, 6/15/14	11,484,062
4,525,000	Express Scripts, Inc., 7.2500%, 6/15/19	5,249,240
		29,754,072
Pipelines – 1.1%
6,815,000	Enterprise Products Operating LLC 4.6000%, 8/1/12	7,097,161
2,498,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	2,624,244
12,177,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	11,583,371
11,075,000	Midcontinent Express Pipeline LLC 5.4500%, 9/15/14 (144A)	11,201,388
11,075,000	Midcontinent Express Pipeline LLC 6.7000%, 9/15/19 (144A)	11,201,200
3,326,000	Plains All American Pipeline L.P. 4.2500%, 9/1/12	3,417,591
2,635,000	Plains All American Pipeline L.P. 8.7500%, 5/1/19	3,198,429
		50,323,384
Property Trust – 0.3%
11,985,000	WEA Finance LLC 5.7500%, 9/2/15 (144A)	12,049,228
Reinsurance – 0.6%
17,073,000	Berkshire Hathaway Finance Corp. 4.0000%, 4/15/12 (144A)	17,972,628
7,755,000	Berkshire Hathaway Finance Corp. 5.0000%, 8/15/13	8,419,673
		26,392,301
REIT – Health Care – 0.2%
9,728,000	HCP, Inc., 6.4500%, 6/25/12	10,048,071
REIT – Regional Malls – 0.1%
3,987,000	Simon Property Group L.P. 6.7500%, 5/15/14	4,290,052
REIT – Warehouse/Industrial – 0.1%
3,879,000	ProLogis, 7.3750%, 10/30/19	3,888,457
Resorts and Theme Parks – 0.1%
2,734,000	Vail Resorts, Inc., 6.75%, 2/15/14	2,716,913
Retail – Apparel and Shoe – 0.5%
1,367,000	Limited Brands, Inc. 6.1250%, 12/1/12	1,360,165
5,679,000	Limited Brands, Inc. 6.9000%, 7/15/17	5,409,248
4,693,000	Limited Brands, Inc. 8.5000%, 6/15/19 (144A)	4,927,650
6,281,000	Limited Brands, Inc. 7.6000%, 7/15/37	5,385,958

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 17

Janus Balanced Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Retail – Apparel and Shoe – (continued)
$7,411,000	Nordstrom, Inc., 6.7500%, 6/1/14	$8,258,328
		25,341,349
Retail – Auto Parts – 0.4%
19,314,000	Autozone, Inc., 5.7500%, 1/15/15	20,684,502
Retail – Office Supplies – 0.1%
4,197,000	Staples, Inc., 7.7500%, 4/1/11	4,510,554
Retail – Regional Department Stores – 0.8%
1,059,000	JC Penny Corp., Inc. 9.0000%, 8/1/12	1,154,310
4,130,000	JC Penny Corp., Inc. 6.8750%, 10/15/15	4,171,300
4,010,000	JC Penny Corp., Inc. 5.7500%, 2/15/18	3,789,450
4,871,000	JC Penny Corp., Inc. 7.4000%, 4/1/37	4,530,030
5,508,000	Macy’s Retail Holdings, Inc. 5.8750%, 1/15/13	5,385,094
11,579,000	Macy’s Retail Holdings, Inc. 5.7500%, 7/15/14	11,000,572
5,836,000	Macy’s Retail Holdings, Inc. 5.9000%, 12/1/16	5,383,710
		35,414,466
Retail – Restaurants – 0.4%
8,765,000	Brinker International, 5.7500%, 6/1/14	8,664,220
7,692,000	Darden Restaurants Inc. 5.6250%, 10/15/12	8,180,788
		16,845,008
Rubber – Tires – 0.2%
8,883,000	Goodyear Tire & Rubber Co. 5.0100%, 12/1/09‡	8,883,000
Special Purpose Entity – 0.2%
3,100,000	Petroplus Finance, Ltd. 6.7500%, 5/1/14 (144A)	2,898,500
5,824,000	Petroplus Finance, Ltd. 7.0000%, 5/1/17 (144A)	5,270,720
2,946,000	Petroplus Finance, Ltd. 9.3750%, 9/15/19 (144A)	2,953,365
		11,122,585
Steel – Producers – 0.2%
2,752,000	ArcelorMittal, 5.3750%, 6/1/13**	2,836,189
2,299,000	ArcelorMittal, 9.0000%, 2/15/15**	2,654,127
3,540,000	ArcelorMittal, 6.1250%, 6/1/18**	3,496,461
		8,986,777
Super-Regional Banks – 0.3%
5,981,000	Capital One Financial Corp. 7.3750%, 5/23/14	6,788,339
4,881,000	National City Corp. 6.8750%, 5/15/19	5,269,186
		12,057,525
Telephone – Integrated – 0.7%
10,683,000	Qwest Communications International, Inc. 7.2500%, 2/15/11	10,683,000
22,686,000	Sprint Capital Corp., 7.6250%, 1/30/11	22,941,218
		33,624,218
Television – 0.8%
$6,308,000	CBS Corp., 6.6250%, 5/15/11	6,606,942
9,232,000	CBS Corp., 8.2000%, 5/15/14	10,281,891
16,228,000	CBS Corp., 8.8750%, 5/15/19	18,329,867
		35,218,700
Transportation – Railroad – 0.1%
2,769,709	CSX Corp., 8.3750%, 10/15/14	3,222,501
2,572,000	Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13	2,469,120
		5,691,621
Vitamins and Nutrition Products – 0.1%
2,283,000	Mead Johnson Nutrition Co. 3.5000%, 11/1/14 (144A)§	2,292,337
2,690,000	Mead Johnson Nutrition Co. 4.9000%, 11/1/19 (144A)§	2,726,046
1,920,000	Mead Johnson Nutrition Co. 5.9000%, 11/1/39 (144A)§	1,983,302
		7,001,685
Wireless Equipment – 0.3%
1,991,000	American Tower Corp. 4.6250%, 4/1/15 (144A)	2,014,623
12,149,000	American Tower Corp. 7.2500%, 5/15/19 (144A)	13,333,528
		15,348,151

Total Corporate Bonds (cost $1,465,029,915)		1,570,070,327

Preferred Stock – 0.3%
Food – Miscellaneous/Diversified – 0%
19	H.J. Heinz Finance Co., 8.0000% (144A)	1,995,000
Metal – Copper – 0.3%
124,773	Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500%	13,350,711

Total Preferred Stock (cost $8,470,594)		15,345,711

U.S. Treasury Notes/Bonds – 6.0%
$15,920,000	0.8750%, 1/31/11	15,995,875
1,282,000	0.8750%, 2/28/11	1,287,859
739,000	0.8750%, 3/31/11	742,291
14,394,000	1.1250%, 6/30/11	14,499,148
51,749,000	1.3750%, 2/15/12	52,088,577
405,000	1.8750%, 6/15/12	411,613
10,559,000	1.3750%, 9/15/12	10,559,824
6,463,894	0.6250%, 4/15/13çç	6,520,453
40,711,000	2.7500%, 10/31/13	42,030,932
15,740,000	1.7500%, 1/31/14	15,569,079
67,781,000	1.8750%, 2/28/14	67,304,431
35,121,000	2.2500%, 5/31/14	35,271,915
3,668,000	2.6250%, 6/30/14	3,738,209
8,033,000	2.6250%, 7/31/14	8,177,345
3,351,000	2.3750%, 8/31/14	3,368,016
3,411,000	2.3750%, 9/30/14	3,424,576

Total U.S. Treasury Notes/Bonds (cost $278,734,453)		280,990,143

See Notes to Schedules of Investments and Financial Statements.

18 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Money Market – 2.4%
109,536,089	Janus Cash Liquidity Fund LLC, 0% (cost $109,536,089)	$109,536,089

Total Investments (total cost $4,144,753,877) – 99.1%		4,617,434,529

Cash, Receivables and Other Assets, net of Liabilities – 0.9%		40,667,232

Net Assets – 100%		$4,658,101,761

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$20,639,392	0.5%
Belgium	98,909,994	2.1%
Bermuda	43,341,481	0.9%
Brazil	97,348,662	2.1%
Canada	225,449,668	4.9%
Cayman Islands	25,729,754	0.6%
Hong Kong	26,351,198	0.6%
India	14,561,350	0.3%
Ireland	38,644,847	0.8%
Japan	24,477,647	0.5%
Luxembourg	56,897,540	1.2%
Mexico	10,027,977	0.2%
Sweden	16,694,441	0.4%
Switzerland	335,327,958	7.3%
United Kingdom	151,771,949	3.3%
United States††	3,431,260,671	74.3%

Total	$4,617,434,529	100.0%

††	Includes Cash Equivalents (71.9% excluding Cash Equivalents).

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 11/12/09	32,910,000	$54,001,871	$207,590
British Pound 11/19/09	9,675,000	15,874,786	(534,880)
Euro 11/12/09	19,980,000	29,399,935	39,072
Euro 11/19/09	220,000	323,718	(1,295)
Euro 12/10/09	4,800,000	7,062,424	54,632
Japanese Yen 11/12/09	237,000,000	2,633,465	(37,172)
Japanese Yen 11/19/09	423,000,000	4,700,440	36,774
Swiss Franc 11/19/09	48,900,000	47,685,194	(224,211)

Total		$161,681,833	$(459,490)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 19

Janus Contrarian Fund (unaudited)

Fund Snapshot
We believe a bottom-up process, focused on non-consensus, contrarian investment ideas will drive strong risk-adjusted returns over time. Through our deep fundamental analysis, we seek to identify high-quality businesses, regardless of market capitalization or geography, and capitalize on asymmetrical risk/reward opportunities.
David Decker portfolio manager

Performance Overview

Thank you for your continued investment in Janus Contrarian Fund. During the fiscal year ended October 31, 2009, the Fund’s Class J Shares had a return of 12.35%, modestly exceeding the 9.80% return of the S&P 500® Index, the Fund’s primary benchmark.

What Worked and What Didn’t

During the period, the strongest performing positions, and those with the highest contribution to the portfolio, were predominantly Asian holdings. India was particularly strong, as companies such as ICICI Bank (India’s largest private bank), National Thermal Power Corp. and Power Grid Corp. (India’s largest power utility and transmission utility, respectively), as well as CapitaLand (a large Singapore land developer with significant Chinese developments), were all significant contributors. As I will discuss in the next section, I am extremely confident in the prospects for the Asian positions in the portfolio and have been investing more in the region over the past year.

Other strong performers were Liberty Media Corp., which has a substantial ownership position in DirecTV; Anheuser-Busch InBev, which has demonstrated tremendous execution following the merger of InBev and Anheuser-Busch (and is an exception to the comments I make in the next section regarding acquisitions usually resulting in a loss of shareholder value); and Assured Guaranty, a financial guaranty company we purchased when its stock fell to what we believe reflected an overly negative outlook.

The single biggest detractor was St. Joe Corp., a Florida landowner that has unfortunately been discussed in these letters before due to its weak performance. Despite the poor multi-year performance of this company, I remain convinced that this is the wrong time to sell this position. With a very attractive value being accorded to its acreage, as well as the May 2010 scheduled opening of the new Panama City airport, I believe there is tremendous upside that will ultimately be achieved. Forest Oil Corp., a natural gas company that unfortunately increased its debt just as natural gas prices were peaking, was also a very poor performer. Despite its high-quality asset base, I have chosen to reduce the position and invest the proceeds in two other natural gas companies with substantially better balance sheets and historically higher returns, Ultra Petroleum and Southwestern Energy. NRG Energy, a large U.S.-based independent power producer was also hurt by the collapse in natural gas prices. During the period, I sold the entire position. SLM Corp., also known as Sallie Mae, the largest originator and servicer of education loans, declined following the administration’s decision to move to a 100% government-run direct lending program. Despite the weak performance, I decided to retain part of the position because I believe the company is undervalued, even if it simply runs off its existing loan book.

Hedging

I continued to implement various hedging strategies using stock index call and put options in an attempt to protect against falling market values. In early March 2009, I sold substantially all of the index put options that were put on in January 2009. In addition, I often sell covered calls in order to generate income and/or scale out of positions held long, and sell put options in order to generate income and buy a position at a lower price. Please see the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

The Road Ahead

A year after witnessing a financial crisis so severe that it threatened to send the global economy spiraling into a severe recession (or possibly worse) we find ourselves facing a substantially improved and less chaotic situation. Last year the question was “how bad can this get?” This year the question is “how long will the recovery take?” Last year, without a clear answer to the question, investors elected not to find out and instead chose to sell risk across the board, driving down prices in all risk assets,

20 | October 31, 2009

(unaudited)

including equity, debt, and commodities*. This year, with liquidity restored to the financial markets and most every major economy now emerging from recession, we have seen a resumption in the demand for risk, resulting in a massive global rebound in the prices of risk assets. While the answer to the duration of the recovery will not be known for some time, I nonetheless offer the following thoughts:

The U.S. economy currently represents almost 25% of the global economy, and no matter how one looks at it, the global economy, and Asia in particular, needs a strong U.S. economy. Unfortunately, I do not foresee the U.S. economy returning to the level of growth we saw in the early part of the decade.

Over the last ten years, U.S. Gross Domestic Product (GDP) growth was largely driven by consumer spending – U.S. consumption as a percentage of GDP reached a peak of 70%, largely driven by borrowing on appreciated assets, most notably real estate. With the collapse of the housing market, household debt capacity has declined significantly and will likely continue to hamper loan demand, and therefore spending, for some time to come. Furthermore, unemployment (now over 10% and by some measures over 15%) is not likely to decline as rapidly as in prior recessions due to the fact that a lot of excess capacity built up over the last decade needs to be worked off (with excess housing came excess retail stores, restaurants, etc. that will more likely than not, consolidate rather than expand).

Despite this headwind, I do not have an especially negative outlook for the U.S. economy, primarily because much of corporate America has been quick to rationalize operations (obviously contributing to the high unemployment rate), leaving it better positioned to compete profitably. However, the consumer will likely make the economic rebound less than robust, which will likely also have a dampening impact on global growth.

Why does this matter? In my view, on the back of a very strong and broad rebound in the global debt and equity markets, excess returns are likely to be substantially more difficult to come by in the coming years and will require a much more targeted approach. This does not mean that strong investment returns cannot be found. In fact, I am extremely enthusiastic about the opportunity to generate positive returns in the coming years. I have given a great deal of thought as to where I believe the best returns will likely come over the next few years and I have concluded that the following four themes will likely prove critical in generating strong risk-adjusted returns: high dividend yield; domestic demand growth in Southeast Asia, China, and India; global companies with strong and growing Asian sales; and special situations.

1) High Dividend Yield: Over the last 100+ years more than 50% of the total return for U.S. equities has come from dividends. However, over the last 20 years many investors and companies have looked for stock appreciation as opposed to return of capital as a way of increasing returns. This has led to companies using excess cash for repurchasing stock and making large acquisitions rather than returning cash directly to shareholders. While share repurchases and acquisitions aren’t always bad decisions, there is ample evidence that suggests companies do not generally buy their own company (share repurchases) or others (acquisitions) at attractive prices, which results in a transfer of shareholder value from buyer to seller. Were that cash returned to shareholders directly rather than in low-return share-repurchases and acquisitions, substantially more value would have accrued to shareholders. With little return to show for this strategy, I am of the view that companies with a strong commitment to returning cash directly to shareholders will be rewarded, which will lead to strong equity returns.

To make this point clear, while a 5-6% dividend yield may not seem exciting at first glance, consider that a 5-6% dividend yield coupled with 5-6% cash flow growth can result in a low risk 10%+ total return. Importantly, with this comes the potential for yield compression — as the demand for yield increases, the actual yield declines resulting in price appreciation. Indeed this is what drove the bond bull market beginning in 1982. I believe we may see a powerful dividend bull market over the coming years. Remember, all else being equal, a 6% yield moving to a 3% yield is the result of a 100% move in the stock.

2) Domestic Demand Growth in Southeast Asia, China, and India: The tremendous economic growth in Asia has been primarily export driven (with the notable exception of India, which is much less dependent on exports than Southeast Asia and

*
If you want to understand how investors perceive risk, look at the U.S. dollar over the last year. When fears surrounding the viability of the global financial system were at their peak, the clamor for safety in the lowest risk security — the U.S. Treasury Bill — caused the demand for dollars to increase, resulting in a significant strengthening in the U.S. dollar. As the fears of financial collapse have subsided, the tolerance for risk has improved over the past six months, and the U.S. dollar has resumed its multi-year decline as dollars are sold and replaced with higher return, higher risk assets.

Janus Growth & Core Funds | 21

Janus Contrarian Fund (unaudited)

China). It was in fact that very export industry that was the prime beneficiary of the debt-fueled U.S. consumption boom in the early part of this decade, and while Asia will remain highly dependent on exports to the U.S. and Europe, I believe we will see an increasing contribution to economic growth from domestic consumption. The substantial economic growth of the past 20 years – which has brought hundreds of millions of people out of poverty – has contributed to an enormous amount of saved wealth. As governments, specifically China, have realized that export driven economic dependency is not an acceptable long-term solution, their focus has shifted to stimulating domestic demand and reducing the savings rate.

Historically, the high savings rate has largely been a function of necessity; without government supported healthcare, education, or social security, a large savings rate is required. China has begun to focus on increasing spending on these important safety nets in an attempt to spur consumer spending. While Asia will not soon lose its dependency on exports, a higher level of domestic spending will provide a significant opportunity for many companies in the region. Importantly, these companies’ fortunes are not tied to the economic problems of the developed world, including the U.S., Europe, and Japan, which may experience relatively weak economic growth for many years to come.

3) Global Companies with Strong and Growing Asian Sales: A better question than that of when the U.S. will emerge from its current economic malaise may be, “where will there be economic growth, if not in the U.S.?” Having just returned from my 4th trip to Asia in the last 15 months, it is clear to me that the answer is Asia, particularly China, India, and Southeast Asia. Following the financial crisis last year, Asia’s economies went into a tailspin due to the collapse of international trade. But the crisis, though severe, proved temporary as Asian economies, in particular India and China, are already back to growing in the mid to high single digits (vs. flat to down in the developed world).

Despite reduced export demand from the U.S., Europe, and Japan, Asia boasts strong economic growth and a very strong banking system (not even close to the leverage issues that continue to plague U.S. banks). In fact, even with the U.S., Europe, and Japan struggling to emerge from the deep economic downturn, Asia is prospering.

In my view, one can bemoan the current state of affairs in the U.S. economy, or one can pick up and move one’s investments to where the real economic growth is: outside the U.S. This can be done by investing directly in Asia, as noted above, or investing in non-Asian companies with strong and growing sales in that region. There are many outstanding companies in the U.S. and Europe whose fortunes are less tied to the recovery of the developed world than they are to the continuing growth of emerging Asia.

4) Special Situations: As I have often discussed in the past, contrarian investing is about capitalizing on excessive investor emotion. When the S&P 500 Index faced its nadir in early March, it was reflecting a huge amount of self-reinforcing negative investor emotion. No one wants to be the last out of a burning movie theatre, even if the fire is illusory. Worse, people will often act irrationally in order to get out. This leads to selling reinforced by more selling, which can again lead to more selling. In the short run, emotion often trumps logic, but in the long-run, the effect is an environment conducive to successful contrarian investing.

Despite the fact that the economy remains weak, great investment opportunities arise in markets characterized by excessive pessimism and fear. In fact, panicky markets allowed us to buy companies such as Apple and Assured Guaranty for what we believe were fire-sale prices. Though the market’s strong rally off the bottom has eliminated some of these opportunities, I am confident that many still exist.

Conclusion

Despite many legitimate concerns regarding the global economy and financial system, I am very optimistic about the number of potential investment opportunities in the world. I also continue to believe that one should never confine one’s focus to investment opportunities in the U.S. only. There simply is no such thing as “investing domestically” – the economy is global and so too are the markets. I believe there are plenty of great investment opportunities in the U.S., but there are even more when you broaden your investment universe. This is why Janus Contrarian Fund has always, and will always strive to invest a substantial portion of the portfolio overseas.

The chaos of the last year continues to provide outstanding investment opportunities if one is committed to finding them. Rest assured, we remain committed.

22 | October 31, 2009

(unaudited)

Thank you for your continued investment in Janus Contrarian Fund.

Janus Contrarian Fund At A Glance

5 Top Performers – Holdings

Contribution

Liberty Media Corp. – Entertainment – Class A	3.71%
Anheuser-Busch InBev N.V.	3.43%
ICICI Bank Ltd.	1.35%
CapitaLand Ltd.	1.34%
Assured Guaranty Ltd.	1.21%

5 Bottom Performers – Holdings

Contribution

St. Joe Co.	-1.85%
Forest Oil Corp.	-1.28%
SLM Corp.	-1.22%
NRG Energy, Inc.	-0.90%
Amgen, Inc.	-0.73%

5 Top Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Consumer Discretionary	5.99%	15.69%	8.76%
Consumer Staples	4.11%	6.04%	12.36%
Utilities	1.91%	9.23%	4.07%
Financials	1.86%	29.99%	12.98%
Information Technology	1.34%	2.21%	17.51%

5 Bottom Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Health Care	-0.31%	4.92%	14.26%
Other**	0.04%	0.03%	0.00%
Materials	0.48%	6.10%	3.25%
Industrials	0.60%	8.50%	10.32%
Energy	0.62%	17.26%	12.93%

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Growth & Core Funds | 23

Janus Contrarian Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

St. Joe Co. Real Estate Operating/Development	5.5%
Liberty Media Corp. – Entertainment – Class A Multimedia	5.5%
Kinder Morgan Management LLC Pipelines	4.7%
Owens-Illinois, Inc. Containers – Metal and Glass	3.5%
Denbury Resources, Inc. Oil Companies – Exploration and Production	3.4%

22.6%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 19.1% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

24 | October 31, 2009

(unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009				Expense Ratios – estimated for the fiscal year
	One	Five	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Contrarian Fund – Class A Shares

NAV	12.35%	4.35%	4.17%	1.11%	1.11%

MOP	5.99%	3.12%	3.54%

Janus Contrarian Fund – Class C Shares

NAV	12.35%	3.54%	3.40%	1.88%	1.88%

CDSC	12.35%	3.54%	3.40%

Janus Contrarian Fund – Class I Shares	12.35%	4.52%	4.33%	0.77%	0.77%

Janus Contrarian Fund – Class J Shares	12.35%	4.52%	4.32%	0.92%	0.92%

Janus Contrarian Fund – Class R Shares	12.35%	3.85%	3.70%	1.50%	1.50%

Janus Contrarian Fund – Class S Shares	12.35%	4.12%	3.95%	1.25%	1.25%

S&P 500® Index	9.80%	0.33%	–1.05%

Morgan Stanley Capital International All Country World IndexSM	22.65%	3.73%	0.36%

Lipper Quartile – Class J Shares	3rd	1st	1st

Lipper Ranking – based on total return for Multi-Cap Core Funds	517/798	22/507	41/227

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

Janus Growth & Core Funds | 25

Janus Contrarian Fund (unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any performance adjustments to management fees, distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares, and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund has a performance-based management fee that adjusts up or down based on the Fund’s performance relative to an approved benchmark index over a performance measurement period.

Annual expense ratios include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

The Fund’s performance may be affected by risks that include those associated with non-diversification, undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

A hedging strategy is one that attempts to minimize or protect against loss by strategically using instruments in the market to offset the risk of any adverse price movements. It involves counterbalancing one transaction against another. Hedging does not prevent a negative event from happening. It attempts to reduce the impact of the event. A reduction in such risk usually means a reduction in potential profits. Hedging, for the most part, is a technique not by which you will necessarily make money but by which you can reduce potential loss.

This Fund may have significant exposure to emerging markets. In general, emerging market investments have historically been subject to significant gains and/or losses. As such, the Fund’s returns and NAV may be subject to volatility.

The Fund held approximately 14.6% of its investments in Indian securities as of October 31, 2009, and the Fund has experienced significant gains due, in part, to its investments in India. While holdings are subject to change without notice, the Fund’s returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in India.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Contrarian Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Contrarian Fund (the “JAD predecessor fund”) into corresponding shares of Janus Contrarian Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Contrarian Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

26 | October 31, 2009

(unaudited)

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 29, 2000

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,120.90	$4.59

Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.82

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,118.00	$7.16

Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.61

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,122.80	$3.09

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,199.00	$5.82

Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,120.00	$5.65

Hypothetical (5% return before expenses)	$1,000.00	$1,016.89	$8.39

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,120.90	$4.80

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

†	Expenses are equal to the annualized expense ratio of 1.34% for Class A Shares, 2.09% for Class C Shares, 0.90% for Class I Shares, 1.05% for Class J Shares, 1.65% for Class R Shares and 1.40% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

Janus Growth & Core Funds | 27

Janus Contrarian Fund

Schedule of Investments

As of October 31, 2009

Shares/Principle/Contract Amounts		Value

Common Stock – 97.3%
Aerospace and Defense – 1.2%
646,620	Northrop Grumman Corp.	$32,415,061
947,845	Spirit Aerosystems Holdings, Inc.*	15,089,692
		47,504,753
Airlines – 1.9%
3,233,180	Continental Airlines, Inc. – Class B*	37,181,570
5,365,542	UAL Corp.*	34,929,678
		72,111,248
Automotive – Medium and Heavy Duty Trucks – 1.1%
1,112,275	PACCAR, Inc.	41,610,208
Batteries and Battery Systems – 0.7%
1,467,297	A123 Systems, Inc.*	28,847,059
Brewery – 1.6%
1,333,981	Anheuser-Busch InBev N.V.	62,685,096
4,901,153	Anheuser-Busch InBev N.V. – VVPR Strip*	36,060
		62,721,156
Broadcast Services and Programming – 2.7%
2,896,223	Liberty Global, Inc. – Class A*	59,459,458
2,103,067	Liberty Global, Inc. – Class C*	43,281,119
		102,740,577
Building Products – Cement and Aggregate – 0.6%
2,161,111	Cemex S.A.B. de C.V. (ADR)*	22,432,332
Casino Hotels – 1.1%
2,229,300	Ameristar Casinos, Inc.	32,815,296
138,205	Wynn Resorts, Ltd.	7,493,475
		40,308,771
Commercial Banks – 5.3%
5,177,948	ICICI Bank, Ltd.	85,448,271
2,421,504	ICICI Bank, Ltd. (ADR)	76,156,301
966,763	State Bank of India, Ltd.	44,522,261
		206,126,833
Computers – 1.0%
330,315	International Business Machines Corp.	39,839,292
Containers – Metal and Glass – 3.5%
4,213,240	Owens-Illinois, Inc.*,**,£	134,318,091
Diversified Banking Inst – 2.1%
5,525,908	Bank of America Corp.	80,567,739
Diversified Operations – 1.1%
1,313,435	Tyco International, Ltd. (U.S. Shares)	44,065,744
Electric – Generation – 1.4%
12,481,587	NTPC, Ltd.	55,691,670
Electric – Integrated – 1.1%
17,787,345	Tenaga Nasional Berhad	43,705,129
Electric – Transmission – 1.8%
32,210,129	Power Grid Corp. of India, Ltd.	70,717,796
Electric Products – Miscellaneous – 1.8%
1,457,739	Bharat Heavy Electricals, Ltd.	67,650,660
Engineering – Research and Development Services – 2.0%
2,292,196	Larsen & Toubro, Ltd.	75,385,509
Finance – Consumer Loans – 0.5%
2,071,235	SLM Corp.*	20,090,980
Financial Guarantee Insurance – 2.5%
4,327,700	Assured Guaranty, Ltd.	71,753,266
4,129,785	Radian Group, Inc.	23,911,455
		95,664,721
Food – Retail – 0.6%
3,220,790	Tesco PLC**	21,490,066
Forestry – 2.2%
2,747,291	Plum Creek Timber Co., Inc.**	85,962,735
Medical – Biomedical and Genetic – 0.8%
589,535	Genzyme Corp.*	29,830,471
Medical – Drugs – 1.9%
1,160,035	Novo Nordisk A/S (ADR)	72,096,175
Medical – Generic Drugs – 2.0%
1,164,860	Perrigo Co.	43,321,144
691,990	Teva Pharmaceutical S.P. (ADR)	34,931,655
		78,252,799
Medical Products – 0.8%
473,960	Becton, Dickinson and Co.	32,399,906
Metal – Copper – 1.4%
744,080	Freeport-McMoRan Copper & Gold, Inc. – Class B	54,585,709
Metal Processors and Fabricators – 0.9%
6,906,937	Bharat Forge, Ltd.	36,239,231
Multi-Line Insurance – 1.7%
1,288,125	ACE, Ltd. (U.S. Shares)*	66,158,100
Multimedia – 5.5%
6,877,294	Liberty Media Corp. – Entertainment – Class A*	211,958,201
Oil Companies – Exploration and Production – 9.6%
8,910,540	Denbury Resources, Inc.*	130,093,884
1,442,289	Forest Oil Corp.*,£	28,268,864
24,100	OGX Petroleo e Gas Participacoes S.A.	19,502,674
3,419,726	SandRidge Energy, Inc.*	34,983,797
1,355,735	Southwestern Energy Co.*	59,082,931
2,038,965	Ultra Petroleum Corp. (U.S. Shares)*	98,991,751
		370,923,901
Petrochemicals – 1.0%
1,222,399	Industries Qatar	37,203,752
Pipelines – 4.7%
3,850,039	Kinder Morgan Management LLC*	180,220,326
Power Converters and Power Supply Equipment – 0.5%
1,507,415	Yingli Green Energy Holding Company, Ltd.*	17,455,866
Real Estate Management/Services – 4.0%
11,000,850	CB Richard Ellis Group, Inc. – Class A*	113,858,798
2,699,205	Mitsubishi Estate Co., Ltd.	40,990,483
		154,849,281
Real Estate Operating/Development – 8.6%
25,973,955	CapitaLand, Ltd.	75,060,633
11,588,000	Hang Lung Properties, Ltd.	43,675,990
8,898,522	St. Joe Co.*,**,£	213,030,617
		331,767,240
REIT – Diversified – 1.0%
645,854	Vornado Realty Trust	38,467,064

See Notes to Schedules of Investments and Financial Statements.

28 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares/Principle/Contract Amounts		Value

REIT – Mortgage – 0.2%
2,117,228	Gramercy Capital Corp.*	$6,648,096
REIT – Warehouse/Industrial – 2.5%
8,386,754	ProLogis	95,021,923
Resorts and Theme Parks – 2.7%
2,970,340	Vail Resorts, Inc.*,£	102,298,510
Retail – Major Department Stores – 0.7%
3,696,703	Pantaloon Retail India, Ltd.	24,206,157
382,259	Pantaloon Retail India, Ltd. – Class B	1,792,087
		25,998,244
Soap and Cleaning Preparations – 0.8%
588,032	Reckitt Benckiser Group PLC**	29,232,822
Steel – Producers – 1.0%
2,448,510	JSW Steel, Ltd.	38,472,414
Telecommunication Equipment – Fiber Optics – 0.5%
1,412,520	Corning, Inc.	20,636,917
Television – 1.5%
4,993,820	CBS Corp. – Class B	58,777,261
Tobacco – 4.4%
2,673,920	British American Tobacco PLC**	85,364,069
30,293	Japan Tobacco, Inc.	84,449,069
		169,813,138
Transportation – Marine – 0.8%
1,439,490	Teekay Corp. (U.S. Shares)£	29,869,418

Total Common Stock (cost $3,827,424,344)		3,748,729,834

Corporate Bonds – 1.7%
Casino Hotels – 0.6%
$9,363,000	MGM Mirage 10.3750%, 5/15/14(144A)	9,971,595
12,486,000	MGM Mirage 11.1250%, 11/15/17(144A)	13,734,600
		23,706,195
REIT – Diversified – 0.4%
15,533,000	Vornado Realty Trust, 2.8500%, 4/1/27	14,989,345
REIT – Warehouse/Industrial – 0.7%
31,151,000	ProLogis, 2.2500%, 4/1/37	28,581,043

Total Corporate Bonds (cost $47,127,687)		67,276,583

Purchased Options – Calls – 0.2%
52,327	Bank of America Corp. expires May 2010 exercise price $18.00	5,991,604
15,883,300	Topix Banks Index expires December 2009 exercise price $223.66	88
15,430,300	Topix Banks Index expires December 2009 exercise price $225.08	2,297

Total Purchased Options – Calls (Premiums paid $11,529,564)		5,993,989

Money Market – 3.3%
127,958,000	Janus Cash Liquidity Fund LLC, 0% (cost $127,958,000)	127,958,000

Total Investments (total cost $4,014,039,595) – 102.5%		3,949,958,406

Liabilities, net of Cash, Receivables and Other Assets** – (2.5)%		(97,878,701)

Net Assets – 100%		$3,852,079,705

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$62,721,156	1.6%
Bermuda	71,753,266	1.8%
Brazil	19,502,674	0.5%
Canada	98,991,751	2.5%
Cayman Islands	17,455,866	0.4%
Denmark	72,096,175	1.8%
Hong Kong	43,675,990	1.1%
India	576,282,358	14.6%
Israel	34,931,655	0.9%
Japan	125,441,938	3.2%
Malaysia	43,705,129	1.1%
Marshall Islands	29,869,418	0.8%
Mexico	22,432,332	0.6%
Qatar	37,203,752	0.9%
Singapore	75,060,633	1.9%
Switzerland	110,223,844	2.8%
United Kingdom	136,086,957	3.4%
United States††	2,372,523,512	60.1%

Total	$3,949,958,406	100.0%

††	Includes Cash Equivalents (56.8% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 11/12/09	12,000,000	$19,690,746	$76,974
British Pound 11/19/09	40,286,500	66,102,281	(2,227,229)
British Pound 12/10/09	22,680,000	37,208,184	(1,361,763)

Total		$123,001,211	$(3,512,018)

Schedule of Written Options – Puts	Value

Bank of America Corporation expires January 2011 73,645 contracts exercise price $12.50 (Premiums received $10,649,067)	$(17,195,386)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 29

Janus Enterprise Fund (unaudited)

Fund Snapshot
We believe that investing in companies with predictable and sustainable growth can drive consistent returns and allow us to outperform our benchmark and peers over time with index like risk. We seek to identify mid cap companies with high quality management teams that wisely allocate capital to fund and drive growth over time.
Brian Demain portfolio manager

Performance Overview

During the 12 months ended October 31, 2009, Janus Enterprise Fund’s Class J Shares returned 18.99%. Meanwhile, the Fund’s primary benchmark, the Russell Midcap® Growth Index, returned 22.48%. The Fund’s secondary benchmark, the S&P MidCap 400 Index, returned 18.18% for the same time period. The Fund’s underperformance was driven by our holdings within energy and health care, while our positions in telecommunication services and consumer discretionary aided relative returns during the period.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. Many indices hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices outperformed value, as the materials, information technology and consumer discretionary sectors led all sectors with large gains. Telecommunication stocks and utilities lagged other sectors within the Russell Midcap® Growth Index. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Energy and Select Financial Stocks Weighed on Relative Performance

Independent oil and gas company Forest Oil Corp. was the largest detractor during the period. Weak natural gas prices and oil prices early on provided a negative backdrop for the stock. We had been trimming our position at the start of the year and exited it in June.

CapitalSource, Inc., a middle market lender to small and mid-sized businesses, suffered amid concerns over its ability to meet its debt obligations. The stock price rebounded from extremely depressed levels earlier in 2009. We think CapitalSource will be able to manage its liquidity even if commercial real estate-related write-offs increase. Longer term, we think it has a strong business model and the company was still attractively valued at period end.

Within information technology, Microsemi Corp. declined early in the period amid concern over the CEO’s credibility and potential slowing in overall technology spending. An anticompetitive lawsuit also provided a negative backdrop for the stock. While we continue to like the fundamentals of the company’s business, we felt the credibility issue of the CEO caused too much near-term uncertainty, so we exited the position in late 2008.

Select Consumer Discretionary and Telecommunications Stocks Aided Results

Li & Fung, Ltd., a Hong Kong-based apparel outsourcer, benefited from the rebound in consumer sentiment in the U.S. late in the period. While consumer spending is likely to remain soft in our view, we think the company is managing the macroeconomic environment quite well as it continues to win customers. We think the cost savings it offers clients is its main appeal, which could help Li & Fung continue to gain market share and grow free cash flow.

Wireless tower company and long-term holding in the Fund, Crown Castle International Corp. turned in strong performance for the period. Recent quarterly results showed a growing number of tenants on its towers as wireless service providers continued to upgrade their networks in order to meet growing demand for data transmission. We think this will continue to be a driver of the firm’s growth and that the company will be able to improve its free cash flow and generate strong returns on invested capital. We also remain attracted to Crown’s predictable, long term contract-driven revenue base.

30 | October 31, 2009

(unaudited)

Intuitive Surgical, Inc., a medical device maker, was another top contributor during the period amid better-than-expected results that were largely driven by procedure growth for its robotic Da Vinci surgical system. The stock had been weak earlier in 2009 over concerns of slumping hospital spending, a softening economy and a maturing procedures market. We remain attracted to the company’s growth prospects, particularly given an expanding number of surgical procedures and the attractive return on investment the Da Vinci system provides to hospitals.

Derivatives

Under certain circumstances and market conditions, we may initiate positions in derivative securities to mitigate the risks and potentially enhance the performance of the portfolio. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Outlook

The economic environment, while much improved from that of a year ago, remains somewhat challenged in our view. While the financial system has stabilized, we think there are a number of key fundamental issues that remain unresolved and we are monitoring each of these very closely.

The first is the fact that the total amount of credit outstanding in the economy, as measured by the Federal Reserve, has been contracting, despite negative real interest rates. Historically, negative real interest rates have driven an increase in credit outstanding, which has typically driven higher economic activity. This contraction in outstanding credit implies that there is either a lack of demand or a lack of supply of credit. Borrowers indicate that credit is difficult to find, while lenders indicate that there is not demand for new credit from creditworthy borrowers. Either way, if credit continues to contract, it will be difficult for the economy to stage a robust recovery in our view, because capital that otherwise would be spent on growth projects could instead be used to reduce leverage.

The second is the large deficit being run by the U.S. Government. While the 2009 projected budget deficit of $1.6 trillion, or 12.9% of Gross Domestic Product (GDP), is inflated due to the stimulus, TARP, and the impact of the recession on tax receipts, Office of Management and Budget projections show a deficit as a percent of GDP averaging 4% per year for the next decade, even assuming 4% GDP growth. The budget deficit is worth monitoring for two reasons. The first is that if policy makers choose to not let the budget deficit continue to grow, the policy implications of either increasing receipts (raising taxes) or decreasing outlays (reducing government spending) will likely have meaningful impacts on certain sectors of the economy. The second is that large deficits will grow the size of the national debt and that needs to be financed. The capital to finance incremental debt is capital that cannot be used for private investment or consumption. Large deficits, if not addressed by lawmakers, could lead to higher interest rates for all borrowers, or a higher savings rate, or both.

The third issue is the state of the housing market. Housing prices, as measured by the S&P/Case-Shiller Composite of twenty U.S. cities, hit its recent low point in April and have bounced since then. However, several factors, including changing provisions around the first time buyer tax credit, the Federal Reserve slowing its purchases of Mortgage Backed Securities, and fluctuating consumer sentiment make the future trajectory of house prices unclear in our opinion. Given housing is the collateral for over $10 trillion of loans, we believe the direction of the value of housing is very important in understanding the health of the banking system, the consumer, and the U.S. economy.

Against this very uncertain macroeconomic backdrop, we remain focused on finding what we think are the best long term investment opportunities. We are looking for sustainable and predictable growth companies, with strong management teams, high and stable operating margins, and high or improving returns on invested capital. We look to pay a reasonable price for these companies, and sell them if they achieve our price target or if the fundamental story changes materially.

Despite the broad rally in the markets during the period, we still see opportunities in the sustainable growth businesses that the Fund seeks to own. Strong secular growth companies should be able to maintain a reasonable level of earnings in a weak economy, and should be able to grow earnings in a strong economy. We are finding these types of opportunities across all sectors of the economy.

Thank you for your investment in Janus Enterprise Fund.

Janus Growth & Core Funds | 31

Janus Enterprise Fund (unaudited)

Janus Enterprise Fund At A Glance

5 Top Performers – Holdings

Contribution

Li & Fung, Ltd.	1.58%
Crown Castle International Corp.	1.26%
Intuitive Surgical, Inc.	1.12%
CommScope, Inc.	1.10%
Time Warner Telecom, Inc. – Class A	1.08%

5 Bottom Performers – Holdings

Contribution

Forest Oil Corp.	-0.96%
Microsemi Corp.	-0.95%
CapitalSource, Inc.	-0.76%
Sandridge Energy, Inc.	-0.58%
Whiting Petroleum Corp.	-0.44%

5 Top Performers – Sectors*

		Fund Weighting	Russell Midcap® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	7.51%	24.20%	21.01%
Consumer Discretionary	5.67%	11.20%	18.40%
Telecommunication Services	2.47%	5.76%	2.21%
Materials	2.37%	5.43%	4.59%
Health Care	2.03%	15.14%	13.64%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell Midcap® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Energy	-0.98%	7.44%	7.81%
Utilities	-0.18%	0.90%	3.44%
Financials	0.18%	9.40%	6.78%
Consumer Staples	0.54%	2.15%	5.58%
Industrials	1.72%	18.39%	16.54%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

32 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Crown Castle International Corp. Wireless Equipment	3.4%
Celgene Corp. Medical – Biomedical and Genetic	3.2%
Amphenol Corp. – Class A Electronic Connectors	2.2%
Li & Fung, Ltd. Distribution/Wholesale	2.1%
EOG Resources, Inc. Oil Companies – Exploration and Production	2.0%

12.9%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 0.7% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 33

Janus Enterprise Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Enterprise Fund – Class A Shares

NAV	18.99%	4.67%	–2.78%	8.72%	1.15%	1.15%

MOP	12.27%	3.44%	–3.35%	8.35%

Janus Enterprise Fund – Class C Shares

NAV	18.99%	3.81%	–3.59%	7.94%	2.02%	1.91%

CDSC	18.99%	3.81%	–3.59%	7.94%

Janus Enterprise Fund – Class I Shares	18.99%	4.73%	–2.71%	8.77%	0.75%	0.75%

Janus Enterprise Fund – Class J Shares	18.99%	4.73%	–2.71%	8.77%	0.96%	0.96%

Janus Enterprise Fund – Class R Shares	18.99%	4.19%	–3.22%	8.32%	1.50%	1.50%

Janus Enterprise Fund – Class S Shares	18.99%	4.46%	–2.97%	8.56%	1.25%	1.25%

Russell Midcap® Growth Index	22.48%	2.22%	1.01%	7.82%

S&P MidCap 400 Index	18.18%	3.24%	6.45%	10.85%

Lipper Quartile – Class J Shares	2nd	1st	4th	2nd

Lipper Ranking – based on total return for Mid-Cap Growth Funds	194/491	32/358	158/173	13/36

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

34 | October 31, 2009

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity and interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Enterprise Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Mid Cap Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Enterprise Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Enterprise Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

September 3, 1992 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – September 1, 1992

Janus Growth & Core Funds | 35

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09 - 10/31/09)†

Actual	$1,000.00	$1,159.20	$4.15

Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09 - 10/31/09)†

Actual	$1,000.00	$1,156.40	$6.76

Hypothetical (5% return before expenses)	$1,000.00	$1,015.43	$9.86

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09 - 10/31/09)†

Actual	$1,000.00	$1,160.50	$2.83

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09 - 10/31/09)†

Actual	$1,000.00	$1,180.90	$5.17

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09 - 10/31/09)†

Actual	$1,000.00	$1,157.80	$5.41

Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09 - 10/31/09)†

Actual	$1,000.00	$1,158.90	$4.54

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.61

†	Expenses are equal to the annualized expense ratio of 1.19% for Class A Shares, 1.94% for Class C Shares, 0.81% for Class I Shares, 0.94% for Class J Shares, 1.55% for Class R Shares, and 1.30% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

36 | October 31, 2009

Janus Enterprise Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 97.0%
Advertising Sales – 1.4%
1,278,427	Lamar Advertising Co. – Class A*	$31,065,776
Aerospace and Defense – 1.4%
836,550	Empresa Brasileira de Aeronautica S.A. (ADR)*	16,940,138
377,335	TransDigm Group, Inc.*	14,783,985
		31,724,123
Aerospace and Defense – Equipment – 0.9%
274,670	Alliant Techsystems, Inc.*	21,363,833
Agricultural Chemicals – 1.4%
345,335	Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	32,040,181
Agricultural Operations – 0.3%
10,460,320	Chaoda Modern Agriculture Holdings, Ltd.	8,058,782
Airlines – 1.5%
1,240,861	Ryanair Holdings PLC (ADR)*,**	33,838,279
Apparel Manufacturers – 0.5%
152,575	VF Corp.	10,838,928
Applications Software – 0.5%
292,490	Citrix Systems, Inc.*	10,751,932
Auction House – Art Dealer – 1.0%
1,050,880	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	23,035,290
Batteries and Battery Systems – 1.0%
378,928	Energizer Holdings, Inc.*	23,065,347
Casino Hotels – 1.0%
3,154,543	Crown, Ltd.**	22,769,815
Commercial Services – 0.5%
304,790	CoStar Group, Inc.*	11,831,948
Commercial Services – Finance – 2.2%
562,997	Global Payments, Inc.	27,716,342
425,167	Interactive Data Corp	11,181,892
411,733	Paychex, Inc.	11,697,335
		50,595,569
Computer Services – 1.1%
508,950	IHS, Inc. – Class A*	26,343,252
Computers – 1.5%
180,414	Apple, Inc.*	34,008,039
Consulting Services – 0.5%
583,977	Gartner, Inc.*	10,873,652
Containers – Metal and Glass – 2.9%
624,090	Ball Corp.	30,786,360
1,103,950	Owens-Illinois, Inc.*	35,193,926
		65,980,286
Decision Support Software – 1.9%
1,426,302	MSCI, Inc.*	43,359,581
Distribution/Wholesale – 3.1%
624,620	Fastenal Co.	21,549,390
11,918,695	Li & Fung, Ltd.	49,357,009
		70,906,399
Electric Products – Miscellaneous – 0.8%
516,284	AMETEK, Inc.	18,013,149
Electronic Components – Miscellaneous – 1.0%
1,056,045	Tyco Electronics, Ltd. (U.S. Shares)	22,440,956
Electronic Components – Semiconductors – 0.8%
7,605,916	ARM Holdings PLC	18,526,742
Electronic Connectors – 2.2%
1,270,755	Amphenol Corp. – Class A	50,982,691
Electronic Measuring Instruments – 1.6%
1,807,321	Trimble Navigation, Ltd.*	37,899,521
Enterprise Software/Services – 0.9%
954,150	CA, Inc.	19,960,818
Entertainment Software – 0.4%
567,375	Electronic Arts, Inc.*	10,348,920
Fiduciary Banks – 0.7%
325,445	Northern Trust Corp.	16,353,611
Finance – Other Services – 0.9%
67,800	CME Group, Inc.	20,516,958
Independent Power Producer – 0.5%
482,485	NRG Energy, Inc.*	11,092,330
Instruments – Controls – 0.7%
162,355	Mettler-Toledo International, Inc.*	15,829,613
Instruments – Scientific – 1.6%
832,521	Thermo Fisher Scientific, Inc.*	37,463,445
Internet Security – 1.9%
2,434,465	Symantec Corp.*	42,797,895
Investment Management and Advisory Services – 2.0%
331,893	Eaton Vance Corp.	9,422,442
1,449,200	National Financial Partners Corp.*	11,810,980
512,390	T. Rowe Price Group, Inc.	24,968,765
		46,202,187
Machinery – General Industrial – 1.8%
827,840	Roper Industries, Inc.	41,847,312
Medical – Biomedical and Genetic – 6.3%
1,418,550	Celgene Corp.*,**	72,416,977
207,730	Genzyme Corp.*	10,511,138
547,177	Gilead Sciences, Inc.*	23,282,381
277,535	Millipore Corp.*	18,597,620
556,335	Myriad Genetics, Inc.*	13,507,814
223,025	Vertex Pharmaceuticals, Inc.*	7,484,719
		145,800,649
Medical – Drugs – 0.8%
364,420	Shire PLC (ADR)	19,423,586
Medical Instruments – 3.1%
64,205	Intuitive Surgical, Inc.*	15,816,902
1,190,790	St. Jude Medical, Inc.*	40,582,123
249,115	Techne Corp.	15,572,179
		71,971,204
Medical Products – 4.5%
994,150	Covidien PLC (U.S. Shares)**	41,873,598
418,070	Henry Schein, Inc.*	22,086,638
984,033	Varian Medical Systems, Inc.*	40,325,672
		104,285,908
Metal Processors and Fabricators – 1.5%
362,010	Precision Castparts Corp.	34,528,514

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 37

Janus Enterprise Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Networking Products – 1.0%
929,045	Juniper Networks, Inc.*	$23,699,938
Oil Companies – Exploration and Production – 3.8%
565,575	EOG Resources, Inc.	46,184,854
825,269	Ultra Petroleum Corp. (U.S. Shares)*	40,066,810
		86,251,664
Oil Companies – Integrated – 1.0%
434,084	Hess Corp.	23,761,758
Oil Field Machinery and Equipment – 0.7%
532,035	Dresser-Rand Group, Inc.*	15,679,071
Physical Practice Management – 0.4%
167,064	Mednax, Inc.*	8,673,963
Pipelines – 1.5%
754,691	Kinder Morgan Management LLC*	35,327,086
Printing – Commercial – 1.3%
599,479	VistaPrint, Ltd. (U.S. Shares)*,**	30,603,403
Real Estate Management/Services – 1.1%
550,903	Jones Lang LaSalle, Inc.	25,809,806
Reinsurance – 1.7%
11,633	Berkshire Hathaway, Inc. – Class B*	38,191,139
Retail – Apparel and Shoe – 1.4%
1,016,160	American Eagle Outfitters, Inc.	17,772,638
462,250	Urban Outfitters, Inc.*	14,505,405
		32,278,043
Retail – Automobile – 0.7%
497,395	Copart, Inc.*	16,001,197
Retail – Office Supplies – 0.8%
816,827	Staples, Inc.	17,725,146
Retail – Regional Department Stores – 1.0%
387,755	Kohl’s Corp.*	22,187,341
Semiconductor Components/Integrated Circuits – 1.9%
11,522,822	Atmel Corp.*	42,864,898
Semiconductor Equipment – 1.9%
1,325,685	KLA-Tencor Corp.	43,098,019
Telecommunication Equipment – 1.0%
829,279	CommScope, Inc.*	22,407,119
Telecommunication Equipment – Fiber Optics – 0.6%
923,300	Corning, Inc.	13,489,413
Telecommunication Services – 4.4%
1,582,725	Amdocs, Ltd. (U.S. Shares)*	39,884,670
1,105,981	SAVVIS, Inc.*	16,357,459
3,518,624	Time Warner Telecom, Inc. – Class A*	44,334,662
		100,576,791
Toys – 1.4%
1,699,014	Mattel, Inc.	32,162,335
Transactional Software – 1.4%
966,925	Solera Holdings, Inc.	31,154,324
Transportation – Railroad – 1.2%
582,045	Canadian National Railway Co. (U.S. Shares)	28,077,851
Transportation – Services – 1.8%
398,180	C.H. Robinson Worldwide, Inc.	21,943,700
621,065	Expeditors International of Washington, Inc.	20,010,714
		41,954,414
Transportation – Truck – 0.9%
597,825	Landstar System, Inc.	21,067,353
Vitamins and Nutrition Products – 0.6%
352,404	Mead Johnson Nutrition Co. – Class A	14,815,064
Web Hosting/Design – 1.5%
417,161	Equinix, Inc.*	35,592,177
Wireless Equipment – 3.4%
2,550,083	Crown Castle International Corp.*	77,063,508

Total Common Stock (cost $2,086,979,228)		2,229,249,842

Money Market – 2.9%
65,820,180	Janus Cash Liquidity Fund LLC, 0% (cost $65,820,180)	65,820,180

Total Investments (total cost $2,152,799,408) – 99.9%		2,295,070,022

Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,346,853

Net Assets – 100%		$2,296,416,875

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$22,769,815	1.0%
Bermuda	49,357,009	2.2%
Brazil	16,940,138	0.7%
Canada	123,220,132	5.4%
Cayman Islands	8,058,782	0.4%
Guernsey	39,884,670	1.7%
Ireland	75,711,877	3.3%
Jersey	19,423,586	0.8%
Netherlands	30,603,403	1.3%
Switzerland	22,440,956	1.0%
United Kingdom	18,526,742	0.8%
United States††	1,868,132,912	81.4%

Total	$2,295,070,022	100.0%

††	Includes Cash Equivalents (78.5% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value in U.S.$	Gain/(Loss)

Australian Dollar 11/12/09	6,200,000	$5,574,163	$(268,823)
Australian Dollar 11/19/09	8,400,000	7,546,569	(286,197)
Australian Dollar 12/10/09	7,367,000	6,603,696	47,747
Euro 11/12/09	1,200,000	1,765,762	8,798
Euro 11/19/09	11,891,250	17,497,330	(69,989)
Euro 12/10/09	5,600,000	8,239,494	63,737

Total		$47,227,014	$(504,727)

See Notes to Schedules of Investments and Financial Statements.

38 | October 31, 2009

Janus Fund (unaudited)

Fund Snapshot
We seek to deliver strong risk-adjusted returns over an entire market cycle by managing a diversified, moderately positioned, classic large cap growth portfolio. We look for durable franchises with consistent free cash flow growth, high and improving returns on capital, diversified revenue streams and properly incentivized management teams.
Jonathan Coleman lead co-portfolio manager	Daniel Riff co-portfolio manager

Performance Review

For the 12-month period ended October 31, 2009, Janus Fund’s Class J Shares returned 19.35%, outperforming its primary benchmark, the Russell 1000® Growth Index, which returned 17.51%. The Fund also outperformed its secondary benchmark, the S&P 500® Index, which returned 9.80%. The Fund’s outperformance was largely driven by our holdings within the consumer staples sector. Meanwhile, healthcare and materials weighed on relative results.

Economic Summary

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. Many indices hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices outperformed value, as the information technology and consumer discretionary sectors led all sectors with large gains. Healthcare stocks and utilities lagged other sectors within the Russell 1000® Growth Index. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Stocks that Contributed to Relative Returns

Anheuser-Busch InBev N.V., the world’s largest brewer, outperformed during the period. We like the global brewer long term and think the company can continue to dominate its core Brazilian market, execute on its de-leveraging plan, and successfully integrate the InBev and Anheuser-Busch brands.

Apple, Inc. benefited from a series of strong quarterly results that showed market share gains in its Macintosh desktop and laptop computer business. This suggests to us that the company continues to execute well. The product cycle has been robust and customers seem to be centering much of their digital lives on Apple products. We like the company’s long-term growth prospects and durable franchise.

Goldman Sachs Group, Inc., an investment bank, continued to benefit from the improvement in capital markets. Debt and equity issuance volume improved and has been relatively robust coming out of the financial crisis. We have held the view that the company would be a survivor of the credit crisis and we think the fact that Goldman has been on the leading edge of paying back U.S. Government borrowed funds, reinforces our view. As one of two remaining large investment banks, Goldman has been successful in recruiting top talent and gaining market share.

Stocks that Detracted from Relative Returns

Two oil companies were among the top detractors during the period. U.S.-based exploration and production company Devon Energy Corp. was negatively impacted by the price decline in natural gas during the period, as it typically leans more heavily on natural gas than oil for its profits. In addition, the company gave a disappointing fourth quarter 2008 earnings report that included an asset write-down. We decided to exit our position during the period in favor of what we believe are better risk/reward opportunities.

Integrated oil company Hess Corp. was another name we exited during the period. The company suffered from negative sentiment surrounding poor results on one of its key wells off the coast of Brazil. We felt the risk/reward was unattractive given the increased uncertainty around this find.

Insurer Berkshire Hathaway, Inc. posted a decline for the period. The company, which has insurance as its primary business and a sizable investment portfolio, posted its first

Janus Growth & Core Funds | 39

Janus Fund (unaudited)

quarterly loss since the fourth quarter of 2001, following the 9-11 tragedy. We feel the stock was also negatively impacted due to investor worries over the impact of some the company’s derivative investments on the company. We consider the company a well diversified collection of high-quality companies that generate significant amounts of cash. We believe Berkshire to be best-in-class operators with many attributes for investors with a long time horizon.

Outlook

We have been encouraged by continued equity market strength through the end of October. Investors’ cash levels remained high at period end relative to historical averages even as some investors have started to come back to equities. The U.S. economy continued to rebound while companies have implemented aggressive cost cutting plans, which may provide margin improvement. This combination could prove favorable for incremental margins with only a modest level of economic growth, particularly in cyclical industries. However, we believe the financial system is still reasonably fragile and the near-term outlook for the U.S. consumer is uncertain. In addition, the U.S. Federal Reserve must be careful in its “exit strategy” in withdrawing liquidity from the system in a way that does not undermine an economic recovery, but allows for sustainable growth. While this remains a key challenge in our view, we continue to favor companies focused on improving returns on capital, namely those that we think can successfully navigate and win market share through this difficult period.

Due to certain circumstances and market conditions, we may initiate positions in put and call options in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Thank you for your investment in Janus Fund.

Janus Fund At A Glance

5 Top Performers – Holdings

Contribution

Anheuser-Busch InBev N.V.	4.88%
Apple, Inc.	2.95%
Goldman Sachs Group, Inc.	1.26%
Crown Castle International Corp.	1.16%
Occidental Petroleum Corp.	1.12%

5 Bottom Performers – Holdings

Contribution

Devon Energy Corp.	-0.50%
Hess Corp.	-0.44%
Berkshire Hathaway, Inc. – Class B	-0.39%
Celgene Corp.	-0.37%
AES Corp.	-0.36%

5 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	9.46%	29.12%	30.57%
Consumer Staples	6.74%	15.82%	14.66%
Energy	1.98%	9.46%	7.09%
Industrials	1.36%	9.97%	11.78%
Telecommunication Services	1.16%	2.79%	0.69%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Utilities	-0.37%	2.06%	1.59%
Health Care	-0.26%	14.92%	15.62%
Materials	-0.21%	3.99%	3.89%
Consumer Discretionary	0.77%	4.03%	10.00%
Financials	0.87%	7.85%	4.12%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

40 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Anheuser-Busch InBev N.V. Brewery	5.8%
Apple, Inc. Computers	4.7%
Cisco Systems, Inc. Networking Products	3.7%
Crown Castle International Corp. Wireless Equipment	3.5%
EOG Resources, Inc. Oil Companies – Exploration and Production	3.3%

21.0%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 3.1% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 41

Janus Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Fund – Class A Shares

NAV	19.35%	1.52%	–3.22%	12.26%	0.99%	0.99%

MOP	12.76%	0.32%	–3.79%	12.09%

Janus Fund – Class C Shares

NAV	19.35%	0.70%	–4.01%	11.65%	1.78%	1.78%

CDSC	19.35%	0.70%	–4.01%	11.65%

Janus Fund – Class I Shares	19.35%	1.55%	–3.16%	12.29%	0.70%	0.70%

Janus Fund – Class J Shares	19.35%	1.55%	–3.16%	12.29%	0.88%	0.88%

Janus Fund – Class R Shares	19.35%	0.99%	–3.73%	11.91%	1.45%	1.45%

Janus Fund – Class S Shares	19.35%	1.26%	–3.47%	12.10%	1.20%	1.20%

Russell 1000® Growth Index	17.51%	1.27%	–3.39%	N/A**

S&P 500® Index	9.80%	0.33%	–0.95%	9.91%

Lipper Quartile – Class J Shares	1st	2nd	3rd	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	165/832	162/589	215/304	3/17

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

42 | October 31, 2009

(unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Large Cap Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 5, 1970

**	Since inception return is not shown for the index because the index’s inception date, December 31, 1978, differs significantly from the Fund’s inception date.

Janus Growth & Core Funds | 43

Janus Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,148.80	$3.58

Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,146.00	$6.17

Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,148.80	$2.47

Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,182.00	$4.78

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,146.40	$5.00

Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.32

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,148.40	$4.13

Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06

†	Expenses are equal to the annualized expense ratio of 1.03% for Class A Shares, 1.78% for Class C Shares, 0.71% for Class I Shares, 0.87% for Class J Shares, 1.44% for Class R Shares and 1.19% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

44 | October 31, 2009

Janus Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 95.9%
Aerospace and Defense – 0.4%
595,623	Northrop Grumman Corp.	$29,858,581
Aerospace and Defense – Equipment – 0.5%
622,820	United Technologies Corp.	38,272,289
Agricultural Chemicals – 1.3%
514,496	Monsanto Co.	34,563,841
804,254	Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	74,618,686
		109,182,527
Applications Software – 0.9%
2,684,583	Microsoft Corp.	74,443,487
Athletic Footwear – 0.8%
1,497,982	Adidas A.G.**	69,331,381
Beverages – Non-Alcoholic – 1.0%
1,612,960	Coca-Cola Co.	85,986,898
Brewery – 5.8%
10,058,809	Anheuser-Busch InBev N.V.**	472,673,453
10,131,582	Anheuser-Busch InBev N.V. – VVPR Strip*,**	74,543
		472,747,996
Casino Hotels – 0.8%
9,358,360	Crown, Ltd.**	67,549,601
Commercial Banks – 0.7%
3,467,559	ICICI Bank, Ltd.	57,222,846
Computers – 8.3%
2,043,505	Apple, Inc.*,**	385,200,692
1,875,169	International Business Machines Corp.	226,164,133
1,143,168	Research In Motion, Ltd. (U.S. Shares)*	67,138,257
		678,503,082
Consumer Products – Miscellaneous – 0.6%
862,139	Kimberly-Clark Corp.	52,728,421
Cosmetics and Toiletries – 1.4%
1,433,231	Colgate-Palmolive Co.	112,694,954
Diversified Banking Institutions – 3.8%
1,039,655	Goldman Sachs Group, Inc.	176,918,092
3,275,995	JPMorgan Chase & Co.	136,838,311
		313,756,403
Diversified Operations – 3.1%
1,807,733	Danaher Corp.	123,341,622
1,064,051	Illinois Tool Works, Inc.	48,861,222
2,436,336	Tyco International, Ltd. (U.S. Shares)	81,739,073
		253,941,917
E-Commerce/Services – 2.1%
7,807,812	eBay, Inc.*	173,879,973
Electric Products – Miscellaneous – 0.6%
1,356,772	Emerson Electric Co.	51,218,143
Electronic Components – Semiconductors – 0.6%
2,252,632	Texas Instruments, Inc.	52,824,220
Electronic Connectors – 1.0%
2,008,909	Amphenol Corp. – Class A	80,597,429
Enterprise Software/Services – 2.5%
9,837,695	Oracle Corp.	207,575,365
Food – Retail – 2.1%
26,090,468	Tesco PLC**	174,083,337
Forestry – 0.8%
1,769,361	Weyerhaeuser Co.	64,298,579
Gold Mining – 0.9%
522,950	Agnico-Eagle Mines, Ltd. (U.S. Shares)	27,993,514
1,023,120	Newmont Mining Corp.	44,464,795
		72,458,309
Independent Power Producer – 0.7%
2,472,086	NRG Energy, Inc.*	56,833,257
Industrial Gases – 1.4%
1,432,075	Praxair, Inc.	113,764,038
Internet Security – 1.0%
4,598,780	Symantec Corp.*	80,846,552
Investment Management and Advisory Services – 1.2%
2,055,346	T. Rowe Price Group, Inc.	100,157,011
Medical – Biomedical and Genetic – 4.1%
3,860,567	Celgene Corp.*	197,081,945
3,196,940	Gilead Sciences, Inc.*	136,029,797
		333,111,742
Medical – Drugs – 2.9%
3,545,470	Bristol-Myers Squibb Co.	77,291,246
1,030,227	Roche Holding A.G.	165,113,151
		242,404,397
Medical – HMO – 0.6%
1,893,744	UnitedHealth Group, Inc.	49,142,657
Medical Instruments – 0.5%
1,145,788	St. Jude Medical, Inc.*	39,048,455
Medical Products – 3.2%
1,663,306	Baxter International, Inc.	89,918,322
4,120,715	Covidien PLC (U.S. Shares)**	173,564,516
		263,482,838
Metal Processors and Fabricators – 1.4%
1,215,410	Precision Castparts Corp.	115,925,806
Multi-Line Insurance – 1.4%
2,166,474	ACE, Ltd. (U.S. Shares)*	111,270,105
Networking Products – 3.7%
13,292,670	Cisco Systems, Inc.*	303,737,510
Oil Companies – Exploration and Production – 9.5%
478,815	Apache Corp.	45,066,068
3,343,211	EOG Resources, Inc.	273,006,609
3,517,327	Occidental Petroleum Corp.	266,894,773
2,970,681	Petroleo Brasileiro S.A. (U.S. Shares)	119,183,722
1,910,563	XTO Energy, Inc.	79,402,998
		783,554,170
Reinsurance – 1.4%
33,980	Berkshire Hathaway, Inc. – Class B*	111,556,340
Retail – Building Products – 0.7%
2,442,577	Home Depot, Inc.	61,284,257
Retail – Discount – 0.6%
1,046,458	Wal-Mart Stores, Inc.	51,988,033
Retail – Drug Store – 2.0%
4,643,148	CVS Caremark Corp.**	163,903,124

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 45

Janus Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Retail – Restaurants – 0.6%
780,653	McDonald’s Corp.	$45,754,072
Semiconductor Components/Integrated Circuits – 2.3%
8,227,978	Marvell Technology Group, Ltd.*	112,887,858
43,305,537	Taiwan Semiconductor Manufacturing Co., Ltd.	78,782,462
		191,670,320
Semiconductor Equipment – 1.7%
4,385,685	KLA-Tencor Corp.	142,578,619
Soap and Cleaning Preparations – 0.8%
1,391,370	Reckitt Benckiser Group PLC**	69,169,147
Steel – Producers – 0.3%
762,400	United States Steel Corp.	26,295,176
Super-Regional Banks – 0.5%
1,353,625	Wells Fargo & Co.	37,251,760
Telecommunication Equipment – Fiber Optics – 0.5%
3,090,967	Corning, Inc.	45,159,028
Television – 0.7%
4,693,485	CBS Corp. – Class B	55,242,318
Tobacco – 0.4%
1,675,575	Altria Group, Inc.	30,344,663
Transportation – Railroad – 1.3%
2,260,975	Canadian National Railway Co. (U.S. Shares)	109,069,434
Transportation – Services – 2.4%
1,036,520	C.H. Robinson Worldwide, Inc.	57,122,617
2,112,171	Expeditors International of Washington, Inc.	68,054,150
1,295,069	United Parcel Service, Inc. – Class B	69,519,304
		194,696,071
Web Portals/Internet Service Providers – 2.9%
270,400	Google, Inc. – Class A*	144,966,848
5,631,269	Yahoo!, Inc.*	89,537,177
		234,504,025
Wireless Equipment – 5.2%
9,552,465	Crown Castle International Corp.*	288,675,492
3,311,872	QUALCOMM, Inc.	137,144,620
		425,820,112

Total Common Stock (cost $6,846,493,618)		7,882,720,775

Money Market – 4.1%
335,355,642	Janus Cash Liquidity Fund LLC, 0% (cost $335,355,642)	335,355,642

Total Investments (total cost $7,181,849,260) – 100.0%		8,218,076,417

Cash, Receivables and Other Assets, net of Liabilities – 0%		2,949,568

Net Assets – 100%		$8,221,025,985

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$67,549,601	0.8%
Belgium	472,747,995	5.7%
Bermuda	112,887,858	1.4%
Brazil	119,183,722	1.4%
Canada	278,819,890	3.4%
Germany	69,331,381	0.8%
India	57,222,846	0.7%
Ireland	173,564,516	2.1%
Switzerland	358,122,329	4.4%
Taiwan	78,782,462	1.0%
United Kingdom	243,252,484	3.0%
United States††	6,186,611,333	75.3%

Total	$8,218,076,417	100.0%

††	Includes Cash Equivalents (71.2% excluding Cash Equivalents).

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

Australian Dollar 11/12/09	11,829,000	$10,634,963	$(512,887)
Australian Dollar 11/19/09	7,610,000	6,836,832	(259,281)
Australian Dollar 12/10/09	10,959,000	9,823,525	71,027
British Pound 11/12/09	8,460,000	13,881,976	52,998
British Pound 11/19/09	31,259,000	51,289,916	(1,728,146)
British Pound 12/10/09	15,880,000	26,052,291	(953,474)
Euro 11/12/09	48,940,000	72,013,655	(554,403)
Euro 11/19/09	47,960,000	70,570,540	(282,282)
Euro 12/10/09	64,700,000	95,195,590	736,394

Total		$356,299,288	$(3,430,054)

Schedule of Written Options – Calls	Value

Apple, Inc. expires November 2009 4,284 contracts exercise price $195.00 (Premiums received $2,729,223)	$(1,435,140)

See Notes to Schedules of Investments and Financial Statements.

46 | October 31, 2009

Janus Growth and Income Fund (unaudited)

Fund Snapshot
Our goal is to generate capital appreciation and income through investing in a moderately positioned diversified portfolio of equities and income generating assets. We primarily focus our analysis on larger, well-established companies with predictable and sustainable earnings growth.
Marc Pinto portfolio manager

Performance Overview

For the 12-month period ended October 31, 2009, Janus Growth and Income Fund’s Class J Shares returned 22.32% as compared to a 9.80% return for the Fund’s primary benchmark, the S&P 500® Index, and a 17.51% return for it its secondary benchmark, the Russell 1000® Growth Index.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The S&P 500® hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices outperformed value, as the information technology and consumer discretionary sectors led all sectors with large gains, while financials (a key sector in value indices) suffered losses. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Contributors to Performance

Our underweight and holdings in financials were the largest contributors to relative performance followed by our holdings in consumer staples. Morgan Stanley was among financials that rallied strongly from depressed levels, as investors increasingly viewed it as a survivor from the financial crisis. We believe the investment bank/brokerage firm will continue to gain market share and that its balance sheet at period end was sound. While Morgan Stanley’s trading profits have not been as strong as another survivor (Goldman Sachs Group), its businesses are attractive in our view.

Within consumer staples, global brewer Anheuser-Busch InBev’s shares rallied, as the market became more comfortable with the company’s financial position following InBev’s acquisition of Anheuser-Busch in 2008. A series of asset sales and equity and bond offerings as well as the cash flow the business has been generating eased investor concerns. We believe management will continue to execute well.

Apple, Inc. was also a top contributor, as the computer and mobile device maker posted strong gains during the period. Apple continued to make strong headway increasing market exposure for its iPhones by signing contracts with new international carriers. While we recognize the economically-sensitive nature of this company, we think it will continue to grow globally over the long term given its lineup of consumer-electronic products. In addition, we like the cash-generating capability the company has experienced.

Detractors from Performance

Our holdings in energy and materials were the primary detractors from relative performance. Integrated oil and gas company ConocoPhillips traded down after the company took a major write-down on assets and suspended share repurchases although it did maintain its dividend. We exited our position, as part of our original thesis was based on the company continuing its share buy-back program.

Casino operator MGM Mirage was negatively impacted by investor concerns over its ability to address financing issues regarding its City Center project in Las Vegas. The uncertainty caused us to exit the position during the period.

Nordstrom, Inc., a high-end retailer, declined significantly early in the period, as weakness in consumer spending severely impacted sales. We did not anticipate the economic downturn would hit the high-end consumer as much as it did; we sold the position.

Janus Growth & Core Funds | 47

Janus Growth and Income Fund (unaudited)

Derivatives

Under certain circumstances and market conditions, we may initiate positions in derivative securities to mitigate the risks and potentially enhance the performance of the portfolio. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Outlook

Our outlook is cautious based on the sharp rebound in the capital markets and the end of monetary stimulus. Our anecdotal information from company managements we visited was that their businesses bottomed during the second quarter and their outlooks generally improved during the summer. We view the business environment as stabilized with a gradual resumption in growth next year.

Thank you for your investment in Janus Growth and Income Fund.

Janus Growth and Income Fund At A Glance

5 Top Performers – Equity Holdings

Contribution

Anheuser-Busch InBev N.V.	3.78%
Apple, Inc.	2.76%
Morgan Stanley	2.43%
Goldman Sachs Group, Inc.	2.20%
Credit Suisse Group A.G. (ADR)	1.44%

5 Bottom Performers – Equity Holdings

Contribution

MGM Mirage	-0.78%
Nordstrom, Inc.	-0.67%
ConocoPhillips	-0.57%
Hess Corp.	-0.40%
Monsanto Co.	-0.31%

5 Top Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Financials	6.46%	10.18%	12.98%
Information Technology	5.56%	23.28%	17.51%
Consumer Staples	5.42%	16.57%	12.36%
Consumer Discretionary	2.58%	9.37%	8.76%
Health Care	2.02%	16.94%	14.26%

5 Bottom Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Utilities	0.00%	0.00%	4.07%
Telecommunication Services	0.15%	0.27%	3.57%
Industrials	0.44%	5.82%	10.32%
Materials	0.45%	4.28%	3.25%
Energy	0.54%	13.30%	12.93%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

48 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Apple, Inc. Computers	5.0%
Oracle Corp. Enterprise Software/Services	3.8%
Morgan Stanley Diversified Banking Institutions	3.8%
EnCana Corp. (U.S. Shares) Oil Companies – Exploration and Production	3.5%
Anheuser-Busch InBev N.V. Brewery	3.3%

19.4%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 4.1% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 49

Janus Growth and Income Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Growth and Income Fund – Class A Shares

NAV	22.32%	1.41%	–0.42%	9.74%	1.23%	0.99%

MOP	15.38%	0.21%	–1.01%	9.38%

Janus Growth and Income Fund – Class C Shares

NAV	22.32%	0.60%	–1.20%	9.02%	1.94%	1.74%

CDSC	22.32%	0.60%	–1.20%	9.02%

Janus Growth and Income Fund – Class I Shares	22.32%	1.49%	–0.34%	9.79%	0.72%	0.72%

Janus Growth and Income Fund – Class J Shares	22.32%	1.49%	–0.34%	9.79%	0.89%	0.89%

Janus Growth and Income Fund – Class R Shares	22.32%	0.93%	–0.88%	9.34%	1.46%	1.46%

Janus Growth and Income Fund – Class S Shares	22.32%	1.19%	–0.63%	9.57%	1.21%	1.21%

S&P 500® Index	9.80%	0.33%	–0.95%	7.93%

Russell 1000® Growth Index	17.51%	1.27%	–3.39%	6.75%

Lipper Quartile – Class J Shares	1st	2nd	2nd	1st

Lipper Ranking – based on total return for Large-Cap Core Funds	20/907	168/627	173/367	6/78

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

50 | October 31, 2009

(unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares, and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund’s performance may be affected by risks that include those associated with undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Growth and Income Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Growth and Income Fund (the “JAD predecessor fund”) into corresponding shares of Janus Growth and Income Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Growth and Income Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

May 16, 1991 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – May 15, 1991

Janus Growth & Core Funds | 51

Janus Growth and Income Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,140.10	$3.39

Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$4.99

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,136.80	$5.98

Hypothetical (5% return before expenses)	$1,000.00	$1,016.48	$8.79

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,141.20	$2.32

Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,197.40	$4.76

Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,138.30	$4.98

Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.32

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,139.30	$4.12

Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06

†	Expenses are equal to the annualized expense ratio of 0.98% for Class A Shares, 1.73% for Class C Shares, 0.67% for Class I Shares, 0.86% for Class J Shares, 1.44% for Class R Shares, and 1.19% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

52 | October 31, 2009

Janus Growth and Income Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Common Stock – 91.2%
Aerospace and Defense – 2.1%
840,965	Boeing Co.	$40,198,127
1,933,720	Empresa Brasileira de Aeronautica S.A. (ADR)*	39,157,830
		79,355,957
Agricultural Chemicals – 2.9%
438,670	Monsanto Co.	29,469,851
1,671,940	Syngenta A.G. (ADR)**	79,132,920
		108,602,771
Applications Software – 0.4%
602,210	Microsoft Corp.	16,699,283
Athletic Footwear – 1.8%
1,062,930	NIKE, Inc. – Class B	66,092,987
Brewery – 3.3%
2,639,098	Anheuser-Busch InBev N.V.**	124,013,843
3,776,984	Anheuser-Busch InBev N.V. – VVPR Strip*,**	27,789
		124,041,632
Cable Television – 1.0%
1,372,415	DIRECTV Group, Inc.*	36,094,515
Casino Hotels – 0.6%
1,604,594	Crown, Ltd.	11,582,124
228,357	Wynn Resorts, Ltd.	12,381,516
		23,963,640
Cellular Telecommunications – 0.6%
987,955	Vodafone Group PLC**	21,922,721
Commercial Banks – 2.3%
617,600	ICICI Bank, Ltd. (ADR)	19,423,520
1,235,170	Itau Unibanco Holding S.A. (ADR)	23,641,154
1,729,238	Standard Chartered PLC**	42,457,410
		85,522,084
Commercial Services – Finance – 1.2%
2,416,895	Western Union Co.	43,914,982
Computers – 7.9%
982,458	Apple, Inc.*	185,193,333
364,810	International Business Machines Corp.	43,999,734
1,107,660	Research In Motion, Ltd. (U.S. Shares)*	65,052,872
		294,245,939
Diversified Banking Institutions – 10.4%
2,578,150	Bank of America Corp.	37,589,427
1,568,965	Credit Suisse Group A.G. (ADR)**	83,625,835
723,590	Goldman Sachs Group, Inc.	123,133,310
4,403,595	Morgan Stanley	141,443,472
		385,792,044
Diversified Operations – 1.8%
5,870,000	China Merchants Holdings International Co., Ltd.	18,745,412
576,485	Danaher Corp.	39,333,571
19,329,275	Melco International Development, Ltd.*	10,537,987
		68,616,970
E-Commerce/Services – 1.1%
1,649,570	eBay, Inc.*	36,735,924
476,635	Liberty Media Corp. – Interactive – Class A*	5,405,041
		42,140,965
Electronic Components – Semiconductors – 0.7%
320,920	Broadcom Corp. – Class A*	8,539,681
723,875	Microchip Technology, Inc.	17,344,045
		25,883,726
Electronic Connectors – 0.8%
723,345	Amphenol Corp. – Class A	29,020,601
Enterprise Software/Services – 4.4%
987,845	CA, Inc.	20,665,717
6,715,455	Oracle Corp.	141,696,101
		162,361,818
Fiduciary Banks – 0.3%
192,854	Northern Trust Corp.	9,690,914
Finance – Investment Bankers/Brokers – 0.5%
964,795	Charles Schwab Corp.	16,729,545
Finance – Other Services – 0.7%
1,001,789	NYSE Euronext	25,896,246
Food – Miscellaneous/Diversified – 2.3%
1,874,640	Nestle S.A.**	87,168,152
Hotels and Motels – 1.0%
1,238,315	Starwood Hotels & Resorts Worldwide, Inc.	35,985,434
Industrial Gases – 0.8%
361,455	Praxair, Inc.	28,713,985
Medical – Biomedical and Genetic – 2.1%
480,260	Celgene Corp.*	24,517,273
978,360	Gilead Sciences, Inc.*	41,629,218
345,775	OSI Pharmaceuticals, Inc.*	11,140,871
		77,287,362
Medical – Drugs – 5.2%
938,615	Abbott Laboratories	47,465,761
2,316,335	Bristol-Myers Squibb Co.	50,496,103
605,442	Roche Holding A.G.**	97,033,407
		194,995,271
Medical – HMO – 1.5%
2,108,840	UnitedHealth Group, Inc.	54,724,398
Medical Products – 3.3%
1,061,195	Baxter International, Inc.	57,368,201
795,590	Covidien PLC (U.S. Shares)**	33,510,251
532,415	Johnson & Johnson	31,439,106
		122,317,558
Metal Processors and Fabricators – 0.8%
321,095	Precision Castparts Corp.	30,626,041
Networking Products – 0.2%
275,760	Cisco Systems, Inc.*	6,301,116
Oil and Gas Drilling – 0.8%
337,675	Transocean, Ltd. (U.S. Shares)*,**	28,334,309
Oil Companies – Exploration and Production – 8.3%
2,378,673	EnCana Corp. (U.S. Shares)	131,754,697
726,060	EOG Resources, Inc.	59,290,060

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 53

Janus Growth and Income Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Oil Companies – Exploration and Production – (continued)
631,765	Occidental Petroleum Corp.	$47,938,328
1,778,124	Petroleo Brasileiro S.A. (U.S. Shares)	71,338,335
		310,321,420
Oil Companies – Integrated – 3.1%
2,136,852	Hess Corp.	116,971,279
Optical Supplies – 1.6%
426,265	Alcon, Inc. (U.S. Shares)**	60,866,379
Power Converters and Power Supply Equipment – 0.6%
2,230,685	JA Solar Holdings Co., Ltd. (ADR)*	8,543,524
1,046,480	Suntech Power Holdings Co., Ltd. (ADR)*	13,258,901
		21,802,425
Real Estate Operating/Development – 0.8%
7,913,520	Hang Lung Properties, Ltd.	29,826,615
Retail – Apparel and Shoe – 0.6%
3,535,255	Esprit Holdings, Ltd.	23,144,108
Retail – Drug Store – 2.6%
2,701,015	CVS Caremark Corp.	95,345,830
Retail – Jewelry – 0.9%
883,640	Tiffany & Co.	34,718,216
Semiconductor Components/Integrated Circuits – 0.4%
988,120	Marvell Technology Group, Ltd.*	13,557,006
Soap and Cleaning Preparations – 1.9%
1,442,187	Reckitt Benckiser Group PLC**	71,695,412
Telecommunication Equipment – Fiber Optics – 1.7%
4,204,674	Corning, Inc.	61,430,287
Television – 1.2%
3,950,768	CBS Corp. – Class B	46,500,539
Tobacco – 2.8%
1,919,730	Altria Group, Inc.	34,766,310
1,429,620	Philip Morris International, Inc.	67,706,804
		102,473,114
Wireless Equipment – 1.9%
1,725,940	QUALCOMM, Inc.	71,471,175

Total Common Stock (cost $2,978,864,472)		3,393,166,771

Corporate Bonds – 1.1%
Building – Residential and Commercial – 0.1%
$6,467,000	Meritage Homes Corp. 6.2500%, 3/15/15	5,965,808
Power Converters and Power Supply Equipment – 1.0%
24,709,000	JA Solar Holdings Co., Ltd. 4.5000%, 5/15/13	18,253,773
24,090,000	Suntech Power Holdings Co. Ltd. (144A) 3.0000%, 3/15/13	18,097,613
		36,351,386

Total Corporate Bonds (cost $52,812,122)		42,317,194

Preferred Stock – 0.6%
Metal – Copper – 0.6%
203,660	Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500% (cost $20,366,000)	21,791,620

U.S. Treasury Notes/Bonds – 3.5%
	U.S. Treasury Notes/Bonds:
$43,821,000	3.2500%, 12/31/09	44,038,396
19,091,000	2.7500%, 7/31/10	19,440,003
26,056,000	1.5000%, 10/31/10	26,336,910
19,091,000	4.8750%, 7/31/11	20,462,421
19,091,000	3.3750%, 7/31/13	20,199,175

Total U.S. Treasury Notes/Bonds (cost $128,287,961)		130,476,905

Money Market – 3.1%
113,876,116	Janus Cash Liquidity Fund LLC, 0% (cost $113,876,116)	113,876,116

Total Investments (total cost $3,294,206,671) – 99.5%		3,701,628,606

Cash, Receivables and Other Assets, net of Liabilities – 0.5%		20,047,482

Net Assets – 100%		$3,721,676,088

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$11,582,124	0.3%
Belgium	124,041,632	3.4%
Bermuda	36,701,114	1.0%
Brazil	134,137,319	3.6%
Canada	196,807,569	5.3%
Cayman Islands	58,153,811	1.6%
Hong Kong	59,110,014	1.6%
India	19,423,520	0.5%
Ireland	33,510,251	0.9%
Switzerland	436,161,003	11.8%
United Kingdom	136,075,543	3.7%
United States††	2,455,924,706	66.3%

Total	$3,701,628,606	100.0%

††	Includes Cash Equivalents (63.3% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 11/12/09	17,029,000	$27,942,809	$108,628
British Pound 11/19/09	23,530,000	38,608,136	(1,300,850)
Euro 11/12/09	19,505,000	28,700,988	14,963
Euro 11/19/09	7,355,000	10,822,484	(43,290)
Euro 12/10/09	7,120,000	10,475,929	81,038
Swiss Franc 11/12/09	32,910,000	32,090,724	(380,176)
Swiss Franc 11/19/09	52,740,000	51,429,798	(241,817)

Total		$200,070,868	$(1,761,504)

See Notes to Schedules of Investments and Financial Statements.

54 | October 31, 2009

Janus Orion Fund (unaudited)

Fund Snapshot
We believe that investing in companies that are creating value by generating a positive economic profit margin will allow us to outperform the index over time. We take an opportunistic approach, seeking companies that are mispriced relative to their long term growth potential, regardless of market capitalization or geography.
John Eisinger portfolio manager

Performance Overview

For the 12-month period ended October 31, 2009, Janus Orion Fund’s Class J Shares returned 28.14% outperforming its primary benchmark, the Russell 3000® Growth Index, which returned 17.04% and outperforming its secondary benchmark, the S&P 500® Index, which returned 9.80% for the same period. Stock selection was the primary driver of the Fund’s outperformance during the period. Our selections within consumer related sectors provided the largest contribution to relative results. On the downside, weak performing selections within materials and an overweight in financials hurt comparable returns.

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. Many indices hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices outperformed value, as the information technology and consumer discretionary sectors led all sectors with large gains. Health care stocks and industrials lagged other sectors within the Russell 3000® Growth Index. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Investment Process

Our ability to add value – to deliver returns over those of the Fund’s benchmark index – is predicated on having a different view of the value of a company which is based on that company’s ability to generate cash flow over the long term. An important metric that we focus on is return on invested capital (ROIC), a measure of how effectively a company uses the capital invested in its operations. Ideally, we try to buy stocks that are under-earning (cash flow) or under-returning (ROIC) relative to the business’s potential. The coming change in ROIC and cash flow could be a new management team, a new product cycle, market share gains or just a new focus on improving the business by the existing management, etc. Given the challenges associated with forecasting future growth, we aim to invest in businesses that trade near or below the level of capital invested in their business and that we think have a reliable path to sustained positive economic profit generation in the future. We believe these stocks often provide the best opportunity for limiting downside risk and the greatest potential for future return. The last important goal of our portfolio management approach is not just picking good stocks, but putting them together to form a diversified portfolio that maximizes the overall risk adjusted discount to intrinsic value of the portfolio as a whole. Stocks that we believe have the best risk/reward profiles are at the top of the portfolio and are generally three to five percent of the portfolio each. The second half of the portfolio tends to be made up of stocks where we have identified a path to improving future cash flows and returns, but are monitoring their process to ensure the company executes on its plan. Over time as either the progress towards improved returns and cash flow improves or the valuation becomes more compelling we tend to add to these positions to put them at the top of the portfolio. To further diversify the portfolio we focus on minimizing the correlation of each stock within the portfolio. Again, it is not enough to just put together undervalued stocks, but rather to try to put together a portfolio of undervalued stocks that together act in different ways in all markets. We believe this is diversification.

The Fund used derivatives, such as buying put options or selling call options, to both hedge market exposure and express views on stocks. An example of this over the past 12 months was the buying of put option contracts on the S&P 500® Index in an attempt to lessen the impact of a downward move in the overall market. Please see the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Janus Growth & Core Funds | 55

Janus Orion Fund (unaudited)

Contributors to Performance

Anheuser-Busch InBev N.V., the world’s largest brewer, outperformed and was a top position in the Fund at period end. We like the global brewer long term and think the company can continue to dominate its core Brazilian market, execute on its de-leveraging plan, and successfully integrate the InBev and Anheuser-Busch brands.

Investment bank Goldman Sachs Group, Inc. was another top contributor, benefiting from improving financial markets. Debt and equity issuance volume improved and Goldman has been taking market share from weakened competitors. As one of a few remaining large investment banks, we remain attracted to Goldman’s competitive position and potential for gaining additional market share over the long term.

VistaPrint, Ltd. performed well following a series of strong quarterly earnings reports. The online printing company leverages its scale advantage to deliver low cost printing services to its customers in what is a highly fragmented market. We think its competitive advantage is its technology that consolidates and optimizes print orders and helps to keep costs low and margins relatively high.

Detractors from Performance

CapitalSource, Inc., a middle market lender to small and mid-sized businesses gave back some of its recent gains late in the period after rebounding from extremely depressed levels earlier in the year. While we think CapitalSource will be able to manage its liquidity even if commercial real estate-related write-offs increase, we trimmed our position during the period. Longer term, we think it has a strong business model and the company was still attractively valued at period end.

Bank of America Corp. weighed on the Fund’s relative results. Its valuation looked very compelling to us given our estimates of book value and potentially strong earnings power as excess cash is deployed into profitable lending on the other side of the financial crisis. However, we decided to exit the position. We still consider Bank of America one of the top franchises in U.S. deposits, wealth management and mortgage banking, but felt there were more compelling opportunities elsewhere.

Biotechnology company Celgene Corp. suffered from an overall negative tone for health care stocks amid uncertainty surrounding health care reform in the U.S. The stock rebounded late in the period following a better-than-expected earnings report that was driven by sales of its cancer-fighting drug Revlimid. The company also released encouraging data from a phase III study that looked at treatment of newly diagnosed multiple myeloma patients. We continue to like the growth profile for Revlimid, both in the U.S. and Europe.

Outlook

We are optimistic on the direction of the stock market as we look into 2010. Not only do we think there are many attractive secular growth stocks in the U.S. that could grow regardless of the economy (like Apple, Inc. has done in 2009), we also believe that growth outside of the U.S. is underestimated and that there are a plethora of businesses in the U.S. that could benefit from exports to growing centers of demand in emerging economies. Examples of this are major global brands such as Johnson & Johnson to smaller companies like Jones Lang LaSalle, Inc. As emerging economies’ nominal consumer spending surpasses that of the U.S., the importance of U.S. consumer spending on the global economy declines. We think many investors are missing this important change that is happening now. Strong global growth can result in improving profits for U.S. corporations which then could lead to improved U.S. employment and improved corporate spending on capital expenditures. We believe it is this cycle that will drive stocks higher from here in 2010. The view is balanced with a watchful eye on macro risks such as U.S. Government spending, budget deficits, the U.S. dollar, interest rates and inflation. While cognizant of the risks, we continue to look for companies that are growing economic profits and improving returns on invested capital where the price of the stock does not reflect this view. We think focusing on quality stock specific ideas will give us the best opportunity to generate strong long-term performance.

Thank you for your investment in Janus Orion Fund.

56 | October 31, 2009

(unaudited)

Janus Orion Fund At A Glance

5 Top Performers – Holdings

Contribution

Anheuser-Busch InBev N.V.	5.46%
Goldman Sachs Group, Inc.	3.91%
VistaPrint, Ltd. (U.S. Shares)	2.57%
Illinois Tool Works, Inc.	2.53%
ICICI Bank, Ltd.	2.34%

5 Bottom Performers – Holdings

Contribution

CapitalSource, Inc.	-2.68%
Bank of America Corp.	-1.76%
Celgene Corp.	-1.21%
Anglo Irish Bank Corp.	-1.17%
Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	-0.99%

5 Top Performers – Sectors*

		Fund Weighting	Russell 3000® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	10.38%	19.59%	30.13%
Consumer Discretionary	8.14%	10.54%	10.30%
Consumer Staples	5.51%	8.90%	13.83%
Industrials	3.11%	9.72%	12.15%
Energy	2.23%	8.60%	6.98%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 3000® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Other**	-0.03%	-0.08%	0.00%
Utilities	0.01%	0.01%	1.52%
Materials	0.10%	4.89%	3.80%
Health Care	1.14%	13.65%	16.32%
Financials	1.43%	19.18%	4.22%

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Growth & Core Funds | 57

Janus Orion Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Illinois Tool Works, Inc. Diversified Operations	5.3%
Crown Castle International Corp. Wireless Equipment	5.0%
Anheuser-Busch InBev N.V. Brewery	4.9%
Morgan Stanley Diversified Banking Institutions	4.5%
Johnson & Johnson Medical Products	4.5%

24.2%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 7.1% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

58 | October 31, 2009

(unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009				Expense Ratios – estimated for the fiscal year
	One	Five	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Orion Fund – Class A Shares

NAV	28.14%	8.14%	–0.81%	1.14%	1.14%

MOP	20.80%	6.87%	–1.44%

Janus Orion Fund – Class C Shares

NAV	28.14%	7.32%	–1.55%	1.90%	1.90%

CDSC	28.14%	7.32%	–1.55%

Janus Orion Fund – Class I Shares	28.14%	8.17%	–0.79%	0.81%	0.81%

Janus Orion Fund – Class J Shares	28.14%	8.17%	–0.79%	0.96%	0.96%

Janus Orion Fund – Class R Shares	28.14%	7.64%	–1.26%	1.55%	1.55%

Janus Orion Fund – Class S Shares	28.14%	7.92%	–1.01%	1.30%	1.30%

Russell 3000® Growth Index	17.04%	1.26%	–5.39%

S&P 500® Index	9.80%	0.33%	–1.79%

Lipper Quartile – Class J Shares	1st	1st	1st

Lipper Ranking – based on total return for Multi-Cap Growth Funds	49/462	9/308	38/192

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

Janus Growth & Core Funds | 59

Janus Orion Fund (unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

Annual expense ratios include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

The Fund’s performance may be affected by risks that include those associated with non-diversification, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity and interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

A hedging strategy is one that attempts to minimize or protect against loss by strategically using instruments in the market to offset counterbalancing one transaction against another. Hedging does not prevent a negative event from happening. It attempts to reduce the impact of the event. A reduction in such risk usually means a reduction in potential profits. Hedging, for the most part, is a technique not by which you will necessarily make money but by which you can reduce potential loss.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Orion Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Orion Fund (the “JAD predecessor fund”) into corresponding shares of Janus Orion Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Orion Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – June 30, 2000

60 | October 31, 2009

(unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,189.70	$4.11

Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,187.00	$6.82

Hypothetical (5% return before expenses)	$1,000.00	$1,015.48	$9.80

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,191.00	$2.34

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,267.10	$5.37

Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,188.30	$5.20

Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,189.70	$4.28

Hypothetical (5% return before expenses)	$1,000.00	$1,019.11	$6.16

†	Expenses are equal to the annualized expense ratio of 1.16% for Class A Shares, 1.93% for Class C Shares, 0.66% for Class I Shares, 0.94% for Class J Shares, 1.47% for Class R Shares and 1.21% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

Janus Growth & Core Funds | 61

Janus Orion Fund

Schedule of Investments

As of October 31, 2009

Shares or Contract Amounts		Value

Common Stock – 89.7%
Advertising Sales – 1.9%
2,560,228	Lamar Advertising Co. – Class A*,£	$62,213,540
Agricultural Chemicals – 0.8%
989,805	Intrepid Potash, Inc.*	25,497,377
Airlines – 2.2%
10,375,899	British Airways PLC*,**	30,791,857
6,305,680	UAL Corp.*	41,049,977
		71,841,834
Apparel Manufacturers – 1.3%
2,257,498	Jones Apparel Group, Inc.	40,386,639
Batteries and Battery Systems – 0.3%
413,865	A123 Systems, Inc.*	8,136,586
Beverages – Non-Alcoholic – 1.0%
620,950	Coca-Cola Co.	33,102,845
Brewery – 4.9%
3,351,489	Anheuser-Busch InBev N.V.**	157,489,806
Building – Residential and Commercial – 0.7%
1,262,100	MRV Engenharia e Participacoes S.A.**	23,494,598
Chemicals – Diversified – 1.7%
4,658,750	Israel Chemicals, Ltd.	54,519,391
Coatings and Paint Products – 0.9%
492,460	Sherwin-Williams Co.	28,089,918
Commercial Banks – 5.6%
3,529,343	CapitalSource, Inc.£	12,564,461
14,377,510	Fortis*,**	62,150,160
4,172,524	ICICI Bank, Ltd.**	68,856,420
758,226	State Bank of India, Ltd.**	34,918,523
		178,489,564
Commercial Banks Non-U.S. – 0.1%
558,910	Oriental Bank of Commerce**	2,804,633
Computers – 2.1%
351,723	Apple, Inc.*,**	66,299,786
Distribution/Wholesale – 1.9%
682,875	Owens & Minor, Inc.	27,922,759
1,262,820	Wesco International, Inc.*	32,277,679
		60,200,438
Diversified Banking Institutions – 9.0%
833,940	Goldman Sachs Group, Inc.**	141,911,570
4,519,995	Morgan Stanley	145,182,238
		287,093,808
Diversified Operations – 5.3%
3,661,990	Illinois Tool Works, Inc.**	168,158,581
Electronic Components – Miscellaneous – 2.2%
3,244,878	Tyco Electronics, Ltd. (U.S. Shares)	68,953,658
Electronic Components – Semiconductors – 0.8%
3,765,604	ON Semiconductor Corp.*,**	25,191,891
Forestry – 1.0%
892,215	Weyerhaeuser Co.	32,423,093
Internet Gambling – 1.3%
10,959,305	PartyGaming PLC*,**	41,063,152
Internet Security – 2.3%
4,166,080	Symantec Corp.*	73,239,686
Medical – Biomedical and Genetic – 3.4%
1,323,915	Celgene Corp.*	67,585,861
1,088,130	Myriad Genetics, Inc.*	26,419,796
448,525	Vertex Pharmaceuticals, Inc.*	15,052,499
		109,058,156
Medical – Drugs – 4.2%
1,693,270	GlaxoSmithKline PLC (ADR)**	69,694,993
411,083	Roche Holding A.G.	65,883,742
		135,578,735
Medical Products – 4.5%
2,417,505	Johnson & Johnson**	142,753,670
Metal – Diversified – 1.8%
5,194,845	Ivanhoe Mines, Ltd.*	55,991,766
Mining Services – 0.3%
3,594,841	Al Ezz Steel Rebars S.A.E.	10,451,383
Oil Companies – Exploration and Production – 8.4%
1,277,985	Anadarko Petroleum Corp.	77,867,626
1,624	INPEX Corp.**	13,290,036
736,285	Occidental Petroleum Corp.	55,869,306
2,472,900	Ultra Petroleum Corp. (U.S. Shares)*,**	120,059,295
		267,086,263
Printing – Commercial – 2.5%
1,585,650	VistaPrint, Ltd. (U.S. Shares)*,£	80,947,433
Real Estate Management/Services – 0.5%
315,464	Jones Lang LaSalle, Inc.£	14,779,488
Real Estate Operating/Development – 1.0%
4,792,783	Rossi Residencial S.A.**	32,089,790
Retail – Apparel and Shoe – 4.3%
936,925	J. Crew Group, Inc.*	38,207,802
5,664,175	Limited Brands, Inc.	99,689,480
		137,897,282
Retail – Drug Store – 2.3%
2,122,576	CVS Caremark Corp.	74,926,933
Semiconductor Components/Integrated Circuits – 3.4%
21,347,354	Atmel Corp.*,**	79,412,157
2,171,200	Marvell Technology Group, Ltd.*	29,788,864
		109,201,021
Television – 0.8%
2,103,090	CBS Corp. – Class B	24,753,369
Wireless Equipment – 5.0%
5,289,256	Crown Castle International Corp.*,**	159,841,316

Total Common Stock (cost $2,223,845,250)		2,864,047,429

Preferred Stock – 1.7%
Metal – Copper – 1.7%
500,000	Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500% (cost $26,417,511)	53,500,000

See Notes to Schedules of Investments and Financial Statements.

62 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares or Contract Amounts		Value

Purchased Options – Calls – 0%
42,060	Ford Motor Co. expires November 2009 exercise price $8.00	$699,037
10,000	PNC Financial Services Group, Inc. (LEAPS) expires January 2010 exercise price $2.50	0

Total Purchased Options – Calls (premiums paid $4,235,159)		699,037

Purchased Options – Puts – 0.2%
1,172	Apple, Inc.** expires January 2010 exercise price $185.00	1,249,600
808	S&P 500® Index expires January 2010 exercise price $1,025.00	3,755,164

Total Purchased Options – Puts (premiums paid $4,389,520)		5,004,764

Money Market – 8.1%
256,942,903	Janus Cash Liquidity Fund LLC, 0% (cost $256,942,903)	256,942,903

Total Investments (total cost $2,515,830,343) – 99.7%		3,180,194,133

Cash, Receivables and Other Assets, net of Liabilities** – 0.3%		10,890,772

Net Assets – 100%		$3,191,084,905

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$219,639,966	6.9%
Bermuda	29,788,864	0.9%
Brazil	55,584,388	1.8%
Canada	176,051,061	5.5%
Egypt	10,451,383	0.3%
Gibraltar	41,063,152	1.3%
India	106,579,575	3.4%
Israel	54,519,391	1.7%
Japan	13,290,036	0.4%
Netherlands	80,947,433	2.6%
Switzerland	134,837,399	4.2%
United Kingdom	100,486,850	3.2%
United States††	2,156,954,635	67.8%

Total	$3,180,194,133	100.0%

††	Includes Cash Equivalents (59.7% excluding Cash Equivalents).

Financial Futures – Short
2,008 Contracts	Russell 2000® Index Mini expires December 2009, principal amount $114,999,581, value $112,809,440 cumulative appreciation	$2,190,141

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

Brazilian Real 11/12/09	13,875,000	$7,863,630	$(365,657)
Brazilian Real 11/19/09	15,488,000	8,764,022	(185,789)
Brazilian Real 12/10/09	14,750,000	8,311,780	45,161
British Pound 11/12/09	23,137,000	37,965,399	146,742
British Pound 11/19/09	53,091,500	87,112,786	(1,813,966)
British Pound 12/10/09	8,897,000	14,596,173	(534,198)
Euro 11/12/09	23,932,000	35,215,178	(271,107)
Euro 11/19/09	56,579,000	83,252,931	44,064
Euro 12/10/09	49,717,000	73,150,528	506,613
Indian Rupee 11/12/09	1,500,000,000	31,921,147	(302,260)
Indian Rupee 11/19/09	1,200,000,000	25,523,894	(145,867)
Japanese Yen 11/12/09	716,000,000	7,955,953	(112,300)
Japanese Yen 11/19/09	819,500,000	9,106,408	160,914
Japanese Yen 12/10/09	261,630,000	2,907,690	10,008

Total		$433,647,519	$(2,817,642)

Schedule of Written Options – Calls	Value

Apple, Inc. expires January 2010 1,172 contracts exercise price $210.00	$(533,867)
Goldman Sachs Group, Inc. expires November 2009 1,042 contracts exercise price $210.00	(569)
ON Semiconductor Corp. expires January 2010 5,648 contracts exercise price $9.00	(56,480)
S&P 500® Index expires November 2009 808 contracts exercise price $1,100.00	(292,876)

Total Written Options – Calls
(Premiums received $2,408,117)	$(883,792)

Schedule of Written Options – Puts
Apple, Inc. expires January 2010 1,172 contracts exercise price $155.00	$(319,259)
Petroleo Brasileiro SA-Petrobras (ADR) expires December 2009 6,114 contracts exercise price $25.00	(48,912)
S&P 500® Index expires January 2010 1,616 contracts exercise price $850.00	(1,478,656)
Yahoo!, Inc. expires January 2010 11,818 contracts exercise price $12.50	(213,847)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 63

Janus Orion Fund

Schedule of Investments

As of October 31, 2009

Value

Yahoo!, Inc. expires January 2010 10,639 contracts exercise price $14.00	(480,985)

Total Written Options – Puts
(Premiums received $3,946,130)	$(2,541,659)

Total Return Swaps outstanding at 10/31/09

					Unrealized
	Notional	Return Paid	Return Received	Termination	Appreciation/
Counterparty	Amount	by the Fund	by the Fund	Date	(Depreciation)

Morgan Stanley	$34,916,976	Janus Monster Metals Basket	3-month LIBOR plus 10 basis points	11/18/2010	$(3,707,795)

Total					$(3,707,795)

See Notes to Schedules of Investments and Financial Statements.

64 | October 31, 2009

Janus Research Core Fund (unaudited)

Fund Snapshot
Analyst-driven, team-refined investment process attempts to capture the value of our research and manage investment risk. We believe a portfolio reflecting our team’s best ideas can deliver superior risk-adjusted results.
Team Based Approach Led by Jim Goff, Director of Research

Performance Overview

For the 12-month period ended October 31, 2009, Janus Research Core Fund’s Class J Shares returned 18.35%, as compared to a 9.80% return for its primary benchmark, the S&P 500® Index, and a 17.51% return for its secondary benchmark, the Russell 1000® Growth Index. We were pleased with our performance during the period.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The S&P 500® hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, most broad indices finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. Growth indices outperformed value, as the information technology and consumer discretionary sectors led all sectors with large gains, while financials (a key sector in value indices) suffered losses. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Contributors to Performance

Our holdings in industrials, energy and communications were the primary contributors to relative performance. Within industrials, Illinois Tool Works was a top contributor within the sector and for the Fund overall. The manufacturer of industrial products and equipment, a new holding, rebounded during the period. We like the company, because of its track record for generating superior returns on capital through an economic cycle. It has also proven itself as a disciplined acquirer that has added value for shareholders.

Global power provider AES Corp. posted strong gains after the company raised its guidance for 2009. The company made progress on its construction pipeline and paid down debt. We feel AES is well positioned to benefit from growth in developing countries and an increased focus on returns on invested capital.

Anheuser-Busch InBev, the world’s largest brewer, marched higher after strong results highlighted by good progress on integration and cost savings related to InBev’s acquisition of Anheuser-Busch in 2008. Beer volume in Brazil, an area of concern for some investors, held up better than expected and the company reduced its debt levels. We like the company’s free-cash-flow generation potential and the progress in disposing non-performing assets. We also think the company’s vertical integration and direct distribution could improve margins and returns on capital longer term.

Detractors from Performance

Our holdings in health care and technology were the largest detractors during the period. Within technology, Microsoft Corp. was a key individual detractor for the sector and the Fund overall. While we felt Microsoft’s shares remained relatively inexpensive, we exited our position because we felt there were better risk/reward opportunities elsewhere.

Anglo Irish Bank declined early in the period amid a slew of negative news that included credit problems that led to nationalization of the institution by the Irish government. While we were aware that the company was exposed to weak real estate sectors in Ireland and the U.K., we felt its tight credit underwriting standards would differentiate it from other Irish and U.K. banks. We exited our position.

CapitalSource, a middle market lender, has been under pressure during the financial crisis. We decided to sell the position, because we felt that while the company’s capital position was strong, its liquidity position had become more difficult to analyze.

Derivatives

Under certain circumstances and market conditions, we may initiate positions in derivative securities to mitigate the risks and potentially enhance the performance of the Fund. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Janus Growth & Core Funds | 65

Janus Research Core Fund (unaudited)

Outlook

There are clear signs the global economy has stabilized and is showing indications of improvement. Our short to intermediate term outlook is for continued improvement in the global economy, while the longer term picture is less clear due to consumer indebtedness and the potential uncertainty surrounding U.S. legislation as well as monetary and fiscal policies that could lead to inflation. We view this as a stock picker’s market in which our sector neutrality allows us to highlight our stock selection. We continue to favor companies that offer attractive risk/reward profiles in our view. We believe that the Janus research process, which combines the views of our fixed income and equity analyst teams, will help lead us to these opportunities.

Thank you for your investment in Janus Research Core Fund.

Janus Research Core Fund At A Glance

5 Top Performers – Holdings

Contribution

AES Corp.	1.83%
Anheuser-Busch InBev N.V.	1.66%
Illinois Tool Works, Inc.	1.34%
Petroleo Brasileiro S.A. (ADR)	1.03%
KLA-Tencor Corp.	1.03%

5 Bottom Performers – Holdings

Contribution

Microsoft Corp.	-0.88%
Anglo Irish Bank Corporation PLC	-0.66%
CapitalSource, Inc.	-0.57%
Avon Products, Inc.	-0.52%
T. Rowe Price Group, Inc.	-0.36%

4 Top Performers – Sectors*,**

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Technology	4.22%	15.48%	15.53%
Communications	3.88%	8.48%	8.19%
Industrials	3.80%	14.52%	14.38%
Energy	3.72%	17.03%	17.01%

3 Bottom Performers – Sectors*,**

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Health Care	0.69%	15.20%	15.18%
Financials	1.23%	12.93%	13.28%
Consumer	3.70%	16.37%	16.44%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	The sectors listed above reflect those covered by the seven analyst teams who comprise the Janus Research Team.

66 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

JPMorgan Chase & Co. Diversified Banking Institutions	4.3%
Illinois Tool Works, Inc. Diversified Operations	4.1%
Abbott Laboratories Medical – Drugs	3.9%
Reckitt Benckiser Group PLC Soap and Cleaning Preparations	3.3%
Bank of America Corp. Diversified Banking Institutions	3.0%

18.6%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 2.6% of total net assets.

Top Country Allocations– Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 67

Janus Research Core Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Research Core Fund – Class A Shares

NAV	18.35%	2.19%	0.91%	8.07%	1.20%	0.91%

MOP	11.82%	0.99%	0.31%	7.59%

Janus Research Core Fund – Class C Shares

NAV	18.35%	1.41%	0.15%	7.35%	1.90%	1.66%

CDSC	18.35%	1.41%	0.15%	7.35%

Janus Research Core Fund – Class I Shares	18.35%	2.23%	0.96%	8.10%	0.79%	0.66%

Janus Research Core Fund – Class J Shares	18.35%	2.23%	0.96%	8.10%	0.96%	0.84%

Janus Research Core Fund – Class R Shares	18.35%	1.70%	0.44%	7.64%	1.52%	1.41%

Janus Research Core Fund – Class S Shares	18.35%	1.96%	0.69%	7.88%	1.27%	1.16%

S&P 500® Index	9.80%	0.33%	–0.95%	5.13%

Russell 1000® Growth Index	17.51%	1.27%	–3.39%	6.34%

Lipper Quartile – Class J Shares	1st	1st	2nd	1st

Lipper Ranking – based on total return for Large-Cap Core Funds	53/907	100/627	101/367	6/201

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

68 | October 31, 2009

(unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares, and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Research Core Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Research Core Fund (the “JAD predecessor fund”) into corresponding shares of Janus Research Core Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Research Core Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

June 30, 1996 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

As of February 27, 2009, Janus Fundamental Equity Fund changed its name to Janus Research Core Fund.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – June 28, 1996

Janus Growth & Core Funds | 69

Janus Research Core Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,162.10	$3.25

Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,158.20	$5.86

Hypothetical (5% return before expenses)	$1,000.00	$1,016.74	$8.54

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,160.20	$2.27

Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,233.47	$4.95

Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,159.50	$4.99

Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.27

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,160.80	$4.12

Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	$6.01

†	Expenses are equal to the annualized expense ratio of 0.93% for Class A Shares, 1.68% for Class C Shares, 0.65% for Class I Shares, 0.88% for Class J Shares, 1.43% for Class R Shares and 1.18% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

70 | October 31, 2009

Janus Research Core Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 100.0%
Advertising Sales – 1.5%
361,920	Lamar Advertising Co. – Class A*	$8,794,656
Aerospace and Defense – 3.2%
890,116	BAE Systems PLC**	4,579,908
292,028	Northrop Grumman Corp.	14,639,364
		19,219,272
Aerospace and Defense – Equipment – 2.0%
196,256	United Technologies Corp.	12,059,931
Athletic Footwear – 1.2%
119,813	NIKE, Inc. – Class B	7,449,972
Brewery – 2.4%
304,743	Anheuser-Busch InBev N.V.**	14,320,177
200,168	Anheuser-Busch InBev N.V. – VVPR Strip*,**	1,473
		14,321,650
Building – Residential and Commercial – 0.8%
7,252	NVR, Inc.*	4,802,782
Cable Television – 0.8%
559,302	British Sky Broadcasting Group PLC**	4,875,297
Cellular Telecommunications – 0.4%
1,049,530	Vodafone Group PLC**	2,321,739
Commercial Banks – 0.8%
145,310	ICICI Bank, Ltd. (ADR)	4,570,000
Computers – 1.9%
59,655	Apple, Inc.*	11,244,968
Consumer Products – Miscellaneous – 2.1%
202,821	Kimberly-Clark Corp.	12,404,532
Containers – Metal and Glass – 1.3%
149,246	Crown Holdings, Inc.*	3,977,406
123,290	Owens-Illinois, Inc.*	3,930,485
		7,907,891
Cosmetics and Toiletries – 2.0%
149,788	Colgate-Palmolive Co.	11,777,830
Diversified Banking Institutions – 10.4%
1,212,928	Bank of America Corp.	17,684,490
565,028	Barclays PLC**	2,955,824
57,822	Goldman Sachs Group, Inc.	9,839,570
615,205	JPMorgan Chase & Co.	25,697,112
180,627	Morgan Stanley	5,801,739
		61,978,735
Diversified Operations – 4.7%
53,650	Danaher Corp.	3,660,540
534,836	Illinois Tool Works, Inc.	24,559,669
		28,220,209
E-Commerce/Services – 0.5%
126,707	eBay, Inc.*	2,821,765
Electric – Generation – 1.2%
547,414	AES Corp.*	7,154,701
Electronic Components – Miscellaneous – 0.7%
188,659	Tyco Electronics, Ltd. (U.S. Shares)**	4,009,004
Enterprise Software/Services – 1.9%
550,924	Oracle Corp.	11,624,496
Finance – Other Services – 0.7%
13,857	CME Group, Inc.	4,193,267
Independent Power Producer – 2.7%
708,714	NRG Energy, Inc.*	16,293,335
Internet Security – 1.0%
326,402	Symantec Corp.*	5,738,147
Life and Health Insurance – 2.0%
209,220	AFLAC, Inc.	8,680,538
334,943	Prudential PLC**	3,038,666
		11,719,204
Medical – Biomedical and Genetic – 2.6%
72,479	Celgene Corp.*	3,700,053
76,313	Genzyme Corp.*	3,861,438
187,671	Gilead Sciences, Inc.*	7,985,401
		15,546,892
Medical – Drugs – 7.0%
463,541	Abbott Laboratories	23,441,268
342,193	Merck & Co., Inc.	10,584,029
47,327	Roche Holding A.G.**	7,585,037
		41,610,334
Medical Products – 5.1%
264,785	Baxter International, Inc.	14,314,277
380,352	Covidien PLC (U.S. Shares)**	16,020,426
		30,334,703
Multimedia – 1.7%
77,443	News Corp. – Class A	892,143
678,175	News Corp. – Class B	9,223,180
		10,115,323
Networking Products – 2.8%
718,177	Cisco Systems, Inc.*	16,410,344
Oil – Field Services – 1.2%
116,986	Schlumberger, Ltd. (U.S. Shares)	7,276,529
Oil Companies – Exploration and Production – 6.5%
122,826	Devon Energy Corp.	7,948,070
215,495	EOG Resources, Inc.	17,597,323
171,513	Occidental Petroleum Corp.	13,014,406
		38,559,799
Oil Companies – Integrated – 3.3%
121,500	Exxon Mobil Corp.	8,707,905
237,591	Petroleo Brasileiro S.A. (ADR)	10,981,456
		19,689,361
Real Estate Operating/Development – 0.8%
1,663,000	CapitaLand, Ltd.	4,805,808
Retail – Apparel and Shoe – 1.2%
193,767	Gap, Inc.	4,134,988
99,878	Nordstrom, Inc.	3,174,123
		7,309,111
Retail – Consumer Electronics – 0.6%
94,004	Best Buy Co., Inc.	3,589,073
Retail – Regional Department Stores – 0.9%
97,879	Kohl’s Corp.*	5,600,636
Retail – Restaurants – 1.2%
120,831	McDonald’s Corp.	7,081,905
Semiconductor Equipment – 2.8%
510,834	KLA-Tencor Corp.	16,607,213

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 71

Janus Research Core Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Soap and Cleaning Preparations – 3.3%
396,103	Reckitt Benckiser Group PLC**	$19,691,460
Telecommunication Equipment – Fiber Optics – 1.0%
415,943	Corning, Inc.	6,076,927
Telecommunication Services – 0.6%
133,445	Amdocs, Ltd. (U.S. Shares)*	3,362,814
Tobacco – 1.3%
424,006	Altria Group, Inc.	7,678,749
Toys – 1.4%
31,600	Nintendo Co., Ltd.**	8,059,370
Transportation – Services – 2.7%
295,404	United Parcel Service, Inc. – Class B	15,857,287
Web Portals/Internet Service Providers – 1.2%
7,654	Google, Inc. – Class A*	4,103,462
178,695	Yahoo!, Inc.*	2,841,251
		6,944,713
Wireless Equipment – 4.6%
430,036	Crown Castle International Corp.*	12,995,688
346,746	QUALCOMM, Inc.	14,358,752
		27,354,440

Total Common Stock (cost $573,338,256)		595,066,174

Total Investments (total cost $573,338,256) – 100.0%		595,066,174

Cash, Receivables and Other Assets, net of Liabilities – 0.0%		71,390

Net Assets – 100%		$595,137,564

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$14,321,650	2.4%
Brazil	10,981,456	1.8%
Guernsey	3,362,814	0.6%
India	4,569,999	0.8%
Ireland	16,020,426	2.7%
Japan	8,059,370	1.4%
Netherlands Antilles	7,276,529	1.2%
Singapore	4,805,808	0.8%
Switzerland	11,594,041	1.9%
United Kingdom	37,462,893	6.3%
United States	476,611,188	80.1%

Total	$595,066,174	100.0%

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 11/12/09	8,600,000	$14,111,701	$54,250
British Pound 11/19/09	2,435,000	3,995,360	(134,618)
British Pound 12/10/09	357,000	585,684	(21,435)
Euro 11/12/09	978,000	1,439,096	(11,079)
Euro 11/19/09	3,640,000	5,356,063	(21,424)
Japanese Yen 11/12/09	157,000,000	1,744,532	(24,625)
Swiss Franc 11/19/09	3,980,000	3,881,126	(18,249)

Total		$31,113,562	$(177,180)

See Notes to Schedules of Investments and Financial Statements.

72 | October 31, 2009

Janus Research Fund (unaudited)

Fund Snapshot
Analyst-driven, team-refined investment process attempts to capture the value of our research and manage investment risk. We believe a portfolio reflecting our team’s best ideas can deliver superior risk-adjusted results.
Team Based Approach Led by Jim Goff Director of Research

Performance Overview

For the 12-month period ended October 31, 2009, Janus Research Fund’s Class J Shares returned 24.29%, as compared to a 17.51% return for its primary benchmark, the Russell 1000® Growth Index, and a 9.80% return for its secondary benchmark, the S&P 500® Index. We were pleased with our performance during the period.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The Russell 1000® Growth Index hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, the index finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. The growth index significantly outperformed its value counterpart. Based on our research sectors, communications and technology had the strongest returns in the period, while energy and healthcare lagged. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Contributors to Performance

Our holdings in the consumer, technology and industrial sectors were the primary contributors to relative performance. Within technology, Apple, Inc. was the top contributor for the sector and the Fund overall, as the computer and mobile device maker’s shares performed strongly throughout the period. Higher-than-expected sales in the company’s Macintosh computers and iPhones drove the higher volumes. We think the company will gain share in the growing smart phone market and in its laptop and desktop businesses. We have seen evidence that smooth integration of Apple’s products improves the consumer experience and leads buyers of one Apple product, such as the iPhone, to buy other offerings.

Marvell Technology Group, Ltd. a semiconductor maker that specializes in storage and communication devices, also posted strong returns in the period. Late in the period, the company reported results that beat Wall Street estimates, and it raised its guidance for the year. Marvell has been gaining market share in storage space, drives and enterprise solutions. We think the company’s low power chips will continue to gain market share given the benefits they can have for battery life on mobile devices.

Staying within technology, CommScope, Inc. was another top contributor. The provider of communications infrastructure solutions benefited from an improved financial position after the company issued both debt and equity to strengthen its balance sheet. We believe CommScope, an industry leader, will benefit as infrastructure spending in the wireless space returns in the near to intermediate term.

Detractors from Performance

Our holdings in health care were the primary detractors during the period. Biotechnology holding Genzyme Corp. was among key individual detractors, as it was negatively impacted by production problems at its Boston facility. While we were disappointed that the facility reopening took longer than expected, we remain confident that the company’s longer term growth profile remains intact.

Casino owner MGM Mirage’s shares fell early in the period because of its leveraged balance sheet in a time of tight credit and by declining fundamentals in the gaming industry, as consumers reduced their spending. In particular, investors were worried about the company’s ability to meet several large upcoming debt repayments. We decided to exit our position to invest in other companies that had better risk-reward profiles in our view.

Within information technology, analog semiconductor maker Microsemi Corp. declined during the period amid concern over the CEO’s academic credentials and potential slowing in overall technology spending. An anticompetitive lawsuit also provided a negative backdrop for the stock. While we continue to like the fundamentals of the company’s business, we felt there was too much near-term uncertainty, so we exited the position.

Janus Growth & Core Funds | 73

Janus Research Fund (unaudited)

Derivatives

Under certain circumstances and market conditions, we may initiate positions in derivative securities to mitigate the risks and potentially enhance the performance of the portfolio. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Outlook

There are clear signs the global economy has stabilized and is showing indications of improvement. Our short to intermediate term outlook is for continued improvement in the global economy, while the longer term picture is less clear due to consumer indebtedness and the potential uncertainty surrounding U.S. legislation as well as monetary and fiscal policies that could lead to inflation. We view this is a stock picker’s market in which our sector neutrality allows us to highlight our stock selection. We continue to favor companies that offer attractive risk/reward profiles in our view. We believe that the Janus research process, which combines the views of our fixed income and equity analyst teams, will help lead us to these opportunities.

Thank you for your investment in Janus Research Fund.

Janus Research Fund At A Glance

5 Top Performers – Holdings

Contribution

Apple, Inc.	1.88%
Marvell Technology Group, Ltd.	1.05%
CommScope, Inc.	0.95%
ARM Holdings PLC	0.82%
Tyco Electronics, Ltd. (U.S. Shares)	0.73%

5 Bottom Performers – Holdings

Contribution

MGM Mirage	-0.49%
Genzyme Corp.	-0.47%
Microsemi Corp.	-0.45%
Whiting Petroleum Corp.	-0.39%
CapitalSource, Inc.	-0.36%

4 Top Performers – Sectors*,**

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Technology	9.12%	26.47%	26.82%
Consumer	7.49%	21.16%	20.89%
Industrials	3.17%	15.85%	15.82%
Communications	2.69%	6.02%	5.93%

3 Bottom Performers – Sectors*,**

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Health Care	0.99%	16.42%	16.63%
Energy	1.35%	8.89%	8.68%
Financials	1.41%	5.20%	5.24%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	The sectors listed above reflect those covered by the seven analyst teams who comprise the Janus Research Team.

74 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Apple, Inc. Computers	2.8%
ARM Holdings PLC Electronic Components – Semiconductors	1.8%
Colgate-Palmolive Co. Cosmetics and Toiletries	1.8%
KLA-Tencor Corp. Semiconductor Equipment	1.7%
QUALCOMM, Inc. Wireless Equipment	1.6%

9.7%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 1.7% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 75

Janus Research Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratios – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund
	Year	Year	Year	Inception*	Operating Expenses

Janus Research Fund – Class A Shares

NAV	24.29%	2.96%	–2.59%	9.30%	1.03%

MOP	17.95%	1.75%	–3.16%	8.91%

Janus Research Fund – Class C Shares

NAV	24.29%	2.21%	–3.29%	8.56%	1.78%

CDSC	24.29%	2.21%	–3.29%	8.56%

Janus Research Fund – Class I Shares	24.29%	3.21%	–2.33%	9.54%	0.78%

Janus Research Fund – Class J Shares	24.29%	3.21%	–2.33%	9.54%	0.85%

Janus Research Fund – Class S Shares	24.29%	2.79%	–2.74%	9.16%	1.17%

Russell 1000® Growth Index	17.51%	1.27%	–3.39%	6.26%

S&P 500® Index	9.80%	0.33%	–0.95%	7.34%

Lipper Quartile – Class J Shares	1st	1st	3rd	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	66/832	51/589	161/304	3/81

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

76 | October 31, 2009

(unaudited)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund has a performance-based management fee that adjusts up or down based on the Fund’s performance relative to an approved benchmark index over a performance measurement period.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity and interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying fund securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Research Fund designated its initial share class as “Class J Shares” and commenced offering Class A Shares, Class C Shares, Class I Shares and Class S Shares.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of each class, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

May 6, 1993 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – May 3, 1993

Janus Growth & Core Funds | 77

Janus Research Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,158.70	$4.08

Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,156.10	$6.59

Hypothetical (5% return before expenses)	$1,000.00	$1,015.68	$9.60

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,159.20	$2.97

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(05/1/09-10/31/09)†

Actual	$1,000.00	$1,208.80	$6.18

Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,157.10	$5.13

Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48

†	Expenses are equal to the annualized expense ratio of 1.17% for Class A Shares, 1.89% for Class C Shares, 0.85% for Class I Shares, 1.11% for Class J Shares and 1.47% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

78 | October 31, 2009

Janus Research Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 99.5%
Advertising Sales – 0.5%
581,574	Lamar Advertising Co. – Class A*	$14,132,248
Aerospace and Defense – 0.8%
437,260	Northrop Grumman Corp.	21,919,844
Aerospace and Defense – Equipment – 0.7%
346,285	United Technologies Corp.	21,279,213
Agricultural Chemicals – 0.9%
391,806	Monsanto Co.	26,321,527
Airlines – 1.0%
2,937,000	Singapore Airlines, Ltd.	28,151,034
Athletic Footwear – 1.1%
503,365	NIKE, Inc. – Class B	31,299,236
Automotive – Cars and Light Trucks – 0.6%
371,227	Bayerische Motoren Werke A.G.**	18,101,357
Automotive – Medium and Heavy Duty Trucks – 1.1%
822,040	PACCAR, Inc.	30,752,516
Batteries and Battery Systems – 1.0%
473,301	Energizer Holdings, Inc.*	28,809,832
Brewery – 0.7%
420,658	Anheuser-Busch InBev N.V.**	19,767,138
243,632	Anheuser-Busch InBev N.V. – VVPR Strip*,**	1,793
		19,768,931
Broadcast Services and Programming – 0.4%
388,047	Discovery Holding Co. – Class A*	10,671,293
Building – Residential and Commercial – 0.9%
39,450	NVR, Inc.*	26,126,552
Cable Television – 0.5%
1,612,437	British Sky Broadcasting Group PLC**	14,055,213
Casino Hotels – 0.8%
3,267,710	Crown, Ltd.	23,586,666
Casino Services – 0.4%
599,144	International Game Technology	10,688,729
Chemicals – Diversified – 0.4%
1,047,572	Israel Chemicals, Ltd.	12,259,294
Chemicals – Specialty – 0.4%
13,515,000	Huabao International Holdings, Ltd.	12,816,831
Commercial Banks – 0.3%
481,832	ICICI Bank, Ltd.	7,951,357
Computer Services – 0.4%
320,369	Accenture, Ltd. – Class A (U.S. Shares)**	11,879,283
Computers – 3.8%
435,458	Apple, Inc.*	82,083,833
501,801	Research In Motion, Ltd. (U.S. Shares)*	29,470,773
		111,554,606
Computers – Peripheral Equipment – 0.8%
1,367,690	Logitech International S.A.*,**	23,371,371
Consumer Products – Miscellaneous – 1.6%
776,866	Kimberly-Clark Corp.	47,513,125
Containers – Metal and Glass – 1.9%
832,009	Crown Holdings, Inc.*	22,173,040
989,670	Owens-Illinois, Inc.*	31,550,679
		53,723,719
Cosmetics and Toiletries – 1.8%
649,244	Colgate-Palmolive Co.	51,050,056
Decision Support Software – 0.7%
685,770	MSCI, Inc.*	20,847,408
Distribution/Wholesale – 1.2%
519,438	Fastenal Co.	17,920,611
4,166,000	Li & Fung, Ltd.	17,251,998
		35,172,609
Diversified Banking Institutions – 2.5%
1,121,910	Bank of America Corp.	16,357,448
102,857	Goldman Sachs Group, Inc.	17,503,176
438,615	JPMorgan Chase & Co.	18,320,949
614,997	Morgan Stanley	19,753,703
		71,935,276
Diversified Minerals – 0.7%
745,020	Cia Vale do Rio Doce (ADR)	18,990,560
Diversified Operations – 2.3%
434,750	Danaher Corp.	29,662,992
599,645	Illinois Tool Works, Inc.	27,535,698
1,530,250	Keppel Corp., Ltd.	8,783,120
		65,981,810
E-Commerce/Services – 0.6%
759,703	eBay, Inc.*	16,918,586
Electric – Generation – 0.4%
862,999	AES Corp.*	11,279,397
Electronic Components – Miscellaneous – 1.1%
1,482,746	Tyco Electronics, Ltd. (U.S. Shares)**	31,508,353
Electronic Components – Semiconductors – 1.8%
21,102,586	ARM Holdings PLC**	51,402,378
Electronic Connectors – 1.1%
816,434	Amphenol Corp. – Class A	32,755,332
Enterprise Software/Services – 1.4%
1,897,658	Oracle Corp.	40,040,584
Finance – Credit Card – 0.2%
507,120	Discover Financial Services	7,170,677
Finance – Investment Bankers/Brokers – 0.6%
990,627	Charles Schwab Corp.	17,177,472
Finance – Other Services – 0.6%
60,835	CME Group, Inc.	18,409,279
Food – Miscellaneous/Diversified – 1.9%
598,703	General Mills, Inc.	39,466,501
338,371	Nestle S.A.**	15,733,781
		55,200,282
Food – Retail – 0.5%
2,080,701	Tesco PLC**	13,883,054
Independent Power Producer – 0.3%
406,949	NRG Energy, Inc.*	9,355,758
Internet Security – 1.3%
2,149,085	Symantec Corp.*	37,780,914
Life and Health Insurance – 0.5%
223,455	AFLAC, Inc.	9,271,148
723,914	Prudential PLC**	6,567,484
		15,838,632

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 79

Janus Research Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Machinery – General Industrial – 0.6%
360,519	Roper Industries, Inc.	$18,224,235
Medical – Biomedical and Genetic – 7.6%
898,910	Alexion Pharmaceuticals, Inc.*	39,920,592
739,582	Celgene Corp.*	37,755,661
704,828	Genzyme Corp.*	35,664,297
867,683	Gilead Sciences, Inc.*	36,919,912
1,446,773	Myriad Genetics, Inc.*	35,127,648
1,110,339	OSI Pharmaceuticals, Inc.*	35,775,123
		221,163,233
Medical – Drugs – 7.0%
856,858	Abbott Laboratories	43,331,310
1,781,285	Bristol-Myers Squibb Co.	38,832,013
2,016,121	GlaxoSmithKline PLC**	41,398,132
1,285,839	Merck & Co., Inc.	39,771,000
244,845	Roche Holding A.G.**	39,240,992
		202,573,447
Medical Products – 2.7%
698,363	Baxter International, Inc.	37,753,504
985,338	Covidien PLC (U.S. Shares)**	41,502,436
		79,255,940
Multi-Line Insurance – 0.3%
172,201	ACE, Ltd. (U.S. Shares)*,**	8,844,243
Multimedia – 1.2%
1,436,406	News Corp. – Class A	16,547,397
1,986,354	WPP PLC**	17,810,885
		34,358,282
Networking Products – 1.5%
1,849,158	Cisco Systems, Inc.*	42,253,260
Oil and Gas Drilling – 0.4%
328,651	Helmerich & Payne, Inc.	12,495,311
Oil Companies – Exploration and Production – 1.2%
184,672	Devon Energy Corp.	11,950,125
149,279	EOG Resources, Inc.	12,190,123
159,124	Occidental Petroleum Corp.	12,074,329
		36,214,577
Oil Companies – Integrated – 1.4%
545,985	BG Group PLC**	9,410,995
296,329	Exxon Mobil Corp.	21,237,900
219,561	Petroleo Brasileiro S.A. (ADR)	10,148,109
		40,797,004
Oil Field Machinery and Equipment – 0.3%
1,041,893	Wellstream Holdings PLC**	8,748,784
Pipelines – 0.8%
472,522	Kinder Morgan Management LLC*	22,118,755
Power Converters and Power Supply Equipment – 0.3%
2,239,909	JA Solar Holdings Co., Ltd. (ADR)*	8,578,851
Real Estate Operating/Development – 0.5%
1,839,000	CapitaLand, Ltd.	5,314,420
2,514,000	Hang Lung Properties, Ltd.	9,475,443
		14,789,863
REIT – Warehouse/Industrial – 0.3%
815,243	ProLogis	9,236,703
Retail – Apparel and Shoe – 3.5%
1,186,194	Gap, Inc.	25,313,380
1,644,832	Limited Brands, Inc.	28,949,043
884,383	Nordstrom, Inc.	28,105,692
627,352	Urban Outfitters, Inc.*	19,686,306
		102,054,421
Retail – Building Products – 0.9%
1,013,031	Home Depot, Inc.	25,416,948
Retail – Consumer Electronics – 1.1%
559,235	Best Buy Co., Inc.	21,351,592
185,860	Yamada Denki Co., Ltd.**	11,328,226
		32,679,818
Retail – Discount – 0.8%
844,659	Family Dollar Stores, Inc.	23,903,850
Retail – Jewelry – 1.0%
715,120	Tiffany & Co.	28,097,065
Retail – Regional Department Stores – 0.9%
459,036	Kohl’s Corp.*	26,266,040
Retail – Restaurants – 1.0%
514,135	McDonald’s Corp.	30,133,452
Semiconductor Components/Integrated Circuits – 2.4%
7,332,774	Atmel Corp.*	27,277,919
3,113,075	Marvell Technology Group, Ltd.*	42,711,389
		69,989,308
Semiconductor Equipment – 1.7%
1,486,991	KLA-Tencor Corp.	48,342,077
Soap and Cleaning Preparations – 0.8%
449,111	Reckitt Benckiser Group PLC**	22,326,646
Telecommunication Equipment – 3.0%
1,970,830	Arris Group, Inc.*	20,220,716
1,406,376	CommScope, Inc.*	38,000,279
4,598,280	Tellabs Inc.*	27,681,646
		85,902,641
Telecommunication Equipment – Fiber Optics – 0.8%
1,532,611	Corning, Inc.	22,391,447
Telecommunication Services – 1.0%
1,115,630	Amdocs, Ltd. (U.S. Shares)*,**	28,113,876
Tobacco – 2.0%
2,574,645	Altria Group, Inc.	46,626,820
4,394	Japan Tobacco, Inc.**	12,249,339
		58,876,159
Toys – 2.2%
1,569,355	Mattel, Inc.	29,707,890
128,500	Nintendo Co., Ltd.**	32,773,072
		62,480,962
Transactional Software – 0.6%
511,430	Solera Holdings, Inc.	16,478,275
Transportation – Services – 2.3%
443,494	C.H. Robinson Worldwide, Inc.	24,440,953
553,089	Expeditors International of Washington Inc.	17,820,528
448,317	United Parcel Service, Inc. – Class B	24,065,657
		66,327,138

See Notes to Schedules of Investments and Financial Statements.

80 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares		Value

Web Portals/Internet Service Providers – 1.4%
53,927	Google, Inc. – Class A*	$28,911,343
828,258	Yahoo!, Inc.*	13,169,302
		42,080,645
Wireless Equipment – 3.5%
855,742	Crown Castle International Corp.*	25,860,523
1,147,921	QUALCOMM, Inc.	47,535,409
2,663,493	Telefonaktiebolaget L.M. Ericsson – Class B	28,406,129
		101,802,061

Total Common Stock (cost $2,671,775,292)		2,882,747,511

Money Market – 0.2%
4,943,000	Janus Cash Liquidity Fund LLC, 0% (cost $4,943,000)	4,943,000

Total Investments (total cost $2,676,718,292) – 99.7%		2,887,690,511

Cash, Receivables and Other Assets, net of Liabilities – 0.3%		9,376,816

Net Assets – 100%		$2,897,067,327

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$23,586,666	0.8%
Belgium	19,768,931	0.7%
Bermuda	72,780,218	2.5%
Brazil	29,138,669	1.0%
Canada	29,470,773	1.0%
Cayman Islands	8,578,851	0.3%
Germany	18,101,357	0.6%
Guernsey	28,113,876	1.0%
Hong Kong	9,475,443	0.3%
India	7,951,357	0.3%
Ireland	53,381,719	1.9%
Israel	12,259,294	0.4%
Japan	56,350,636	2.0%
Jersey	17,810,885	0.6%
Singapore	42,248,573	1.5%
Sweden	28,406,129	1.0%
Switzerland	118,698,740	4.1%
United Kingdom	167,792,686	5.8%
United States††	2,143,775,708	74.2%

Total	$2,887,690,511	100.0%

††	Includes Cash Equivalents (74.1% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 11/12/09	31,000,000	$50,867,761	$195,700
British Pound 11/19/09	17,700,000	29,042,244	(978,540)
British Pound 12/10/09	8,100,000	13,288,637	(486,344)
Euro 11/12/09	5,800,000	8,534,516	(65,704)
Euro 11/19/09	4,300,000	6,327,217	(25,309)
Euro 12/10/09	5,200,000	7,650,959	59,185
Japanese Yen 11/12/09	400,000,000	4,444,666	(62,737)
Japanese Yen 11/19/09	1,000,000,000	11,112,151	86,935
Japanese Yen 12/10/09	749,000,000	8,324,199	28,651
Swiss Franc 11/12/09	17,600,000	17,161,858	(203,315)
Swiss Franc 11/19/09	16,000,000	15,602,517	(73,361)

Total		$172,356,725	$(1,524,839)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 81

Janus Triton Fund (unaudited)

Fund Snapshot
We believe a fundamentally-driven investment process focused on identifying smaller cap companies with differentiated business models and sustainable competitive advantages will drive outperformance against our benchmark and peers over time. Identifying strong small cap companies with the ability to hold our positions as they grow into the mid cap space allows us the flexibility to capture a longer growth period as a company progresses through its life cycle.
Chad Meade co-portfolio manager	Brian Schaub co-portfolio manager

Performance Overview

For the 12-month period ended October 31, 2009, Janus Triton Fund’s Class J Shares returned 30.55%. Meanwhile, the Fund’s benchmark, the Russell 2500tm Growth Index, returned 18.21%.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The Russell 2500TM Growth Index hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period. Despite late period weakness, the index finished with strong gains led by mid-capitalization stocks, which significantly outperformed large caps and small caps. The growth index outperformed its value counterpart, as the information technology and consumer discretionary sectors led all sectors with large gains, while industrials and financials (a key sector in the value index) lagged. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Contributors to Performance

Online printing company VistaPrint NV returned 199% during the period, as the company repeatedly posted better-than-expected financial results. The company demonstrated strong organic growth which was particularly impressive to us given that its customers have generally been small businesses and individual consumers, two segments of the market hardest hit by the difficult economic environment. In our opinion, the company’s primary competitive advantage is scale which has resulted in a significant cost advantage over competitors and a better value proposition for customers. We believe that VistaPrint is changing the way the game is played in the small business printing market and has substantial runway ahead of it for growth.

World Fuel Services Corp., a leading fuel intermediary to the marine and aviation markets, was also a top contributor during the period. World Fuel’s strong balance sheet and comprehensive credit monitoring allowed the company to expand its overall market position at more attractive unit economics. As a result, World Fuel delivered significant earnings growth and cash flow generation during the 12-month period. We continue to appreciate the asset-light nature of World Fuel’s intermediary business model and the company’s ability to expand market share over time.

MSCI, Inc., a provider of global indices and portfolio analytic tools, also posted strong gains during the period. We continue to believe MSCI is well positioned given its highly profitable, subscription based business model and dominant competitive position. The company’s global equity indices have become standard benchmarks within the financial community, putting the company in a position where it is unlikely to be displaced. Finally, we believe the long-term growth profile remains attractive given MSCI’s global presence, expanding product portfolio, and cross-selling opportunities within the within the existing customer base.

Detractors from Performance

Microsemi Corp., an analog semiconductor manufacturer, declined early in the period amid concern over the CEO’s credibility and potential slowing in overall technology spending. An anticompetitive lawsuit also provided a negative backdrop for the stock. While we continued to like the fundamentals of the company’s business, we felt the CEO’s credibility issues caused too much near-term uncertainty, so we exited the position.

Old Dominion Freight Line’s operating results were negatively impacted by lower shipment volumes and a more competitive pricing environment as a result of the

82 | October 31, 2009

(unaudited)

recessionary environment. We believe the trucking company is one of the best less-than-truckload providers due to its non-union workforce and integrated regional and inter-regional network. This unique combination enables the company to offer the highest service levels in the industry with a lower cost structure. We feel Old Dominion is poised for continued market share gains and will emerge from the economic downturn with an even more formidable competitive position.

Molecular diagnostic company Sequenom, Inc. was a disappointment during the period. The company had developed a highly promising, non-invasive diagnostic test that we believed had the potential to revolutionize the screening of Down syndrome. However, the company’s stock price declined sharply following news that some employees had mishandled test data, triggering significant uncertainty regarding the efficacy of the diagnostic test. We chose to exit our position.

Outlook

While we are seeing some clear signs of economic stabilization, we continue to see areas of weakness within the global economy and believe the recovery faces numerous challenges. The leveraging process that began in the early part of the decade as a result of the super low interest rate environment has come to an end, and the transition to a de-leveraging process creates a considerable obstacle to a strong economic recovery. Businesses and consumers alike are being forced to repair their balance sheets, curtailing both investment and consumption. We feel that this situation will likely take more than just a few quarters to remediate, especially when combined with higher rates of unemployment, pressure on wages, tighter credit conditions, and continued pressure on real estate prices. Further, we believe the U.S. consumer savings rate is likely to move higher from historically low (and arguably unsustainable) levels acting as an impediment to overall economic growth considering the prominent role consumer consumption plays in the U.S. economy.

Against a tougher macro backdrop, we believe it is imperative to find dynamic growth companies whose fate and prosperity are determined by their competitive positions, the size of their addressable markets, and the ability of their management teams to execute in difficult times. We are less interested in companies that are wholly dependent on the underlying health of the macroeconomic environment. Our goal is to invest in companies that can perform well in a bad environment and great in a good environment. To this end, we feel our investment philosophy and process are uniquely positioned to capitalize on the many attractive investment opportunities that are often presented in volatile and uncertain times. We continue to uncover companies that we feel will prosper even during times of economic stress.

Thank you for your investment in Janus Triton Fund.

Janus Growth & Core Funds | 83

Janus Triton Fund (unaudited)

Janus Triton Fund At A Glance

5 Top Performers – Holdings

Contribution

VistaPrint NV (U.S. Shares)	3.59%
World Fuel Services Corp.	2.29%
MSCI Inc.	1.77%
MarketAxess Holdings, Inc.	1.61%
Euronet Worldwide, Inc.	1.51%

5 Bottom Performers – Holdings

Contribution

Microsemi Corp.	-0.98%
Old Dominion Freight Line, Inc.	-0.51%
Sequenom, Inc.	-0.47%
Array BioPharma, Inc.	-0.45%
Terremark Worldwide, Inc.	-0.44%

5 Top Performers – Sectors*

		Fund Weighting	Russell 2500tm
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	15.40%	27.54%	21.19%
Consumer Discretionary	5.23%	9.05%	16.05%
Financials	5.02%	8.83%	6.68%
Energy	3.54%	8.69%	6.16%
Health Care	3.41%	13.59%	21.43%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 2500tm
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Consumer Staples	-0.01%	0.00%	4.04%
Utilities	0.00%	0.00%	0.95%
Materials	0.44%	0.65%	4.62%
Tellecomunication Services	1.48%	3.79%	1.38%
Industrials	1.50%	27.87%	17.50%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

84 | October 31, 2009

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

SBA Communications Corp. – Class A Wireless Equipment	2.4%
MSCI, Inc. Decision Support Software	2.4%
VistaPrint NV (U.S. Shares) Printing – Commercial	2.4%
Stericycle, Inc. Hazardous Waste Disposal	2.2%
TransDigm Group, Inc. Aerospace and Defense	2.1%

11.5%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 0.9% of total net assets.

*Includes Securities Sold Short of (0.8)%

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

Janus Growth & Core Funds | 85

Janus Triton Fund (unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009			Expense Ratios – estimated for the fiscal year
	One	Since	Total Annual Fund	Net Annual Fund
	Year	Inception*	Operating Expenses	Operating Expenses

Janus Triton Fund – Class A Shares

NAV	30.55%	6.32%	1.58%	1.31%

MOP	23.14%	4.98%

Janus Triton Fund – Class C Shares

NAV	30.55%	5.56%	2.22%	2.06%

CDSC	29.53%	5.56%

Janus Triton Fund – Class I Shares	30.55%	6.48%	1.10%	1.06%

Janus Triton Fund – Class J Shares	30.55%	6.48%	1.26%	1.23%

Janus Triton Fund – Class R Shares	30.55%	5.94%	1.85%	1.81%

Janus Triton Fund – Class S Shares	30.55%	6.11%	1.60%	1.56%

Russell 2500tm Growth Index	18.21%	–0.03%

Lipper Quartile – Class J Shares	1st	1st

Lipper Ranking – based on total return for Small-Cap Growth Funds	37/557	4/409

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Class C Shares performance includes a 1% contingent deferred sales charge (CDSC) for periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge. Because Class C Shares’ performance reflects the historical performance of Class J Shares, performance shown for Class C Shares has been adjusted to reflect the higher of the total annual operating expenses between Class C Shares and Class J Shares. As a result of this adjustment, Class C Shares’ performance with CDSC and at NAV may be similar.

See important disclosures on the next page.

86 | October 31, 2009

(unaudited)

The expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Janus Capital has contractually agreed to waive the Fund’s total operating expenses allocated to any class (excluding any distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class J Shares, Class R Shares, and Class S Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least November 1, 2010. Returns shown include fee waivers, if any, and without such waivers returns would have been lower.

Annual expense ratios include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”), derivatives and companies with relatively small market capitalizations. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in Real Estate Investment Trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity and interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

Returns include reinvestment of dividends from investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Triton Fund designated its initial share class as “Class J Shares.”

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Small-Mid Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Triton Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Triton Fund. Performance shown for periods prior to July 6, 2009 reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, without the effect any fee and expense limitations and waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

February 28, 2005 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the index. The index is unmanaged and is not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 25, 2005

Janus Growth & Core Funds | 87

Janus Triton Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,130.60	$4.58

Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,130.60	$7.13

Hypothetical (5% return before expenses)	$1,000.00	$1,014.77	$10.51

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,133.50	$3.35

Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.94

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09-10/31/09)†

Actual	$1,000.00	$1,165.80	$6.22

Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.80

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,134.50	$6.21

Hypothetical (5% return before expenses)	$1,000.00	$1,016.13	$9.15

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(7/6/09)	(10/31/09)	(7/6/09-10/31/09)†

Actual	$1,000.00	$1,130.60	$5.41

Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98

†	Expenses are equal to the annualized expense ratio of 1.33% for Class A Shares, 2.07% for Class C Shares, 0.97% for Class I Shares, 1.14% for Class J Shares, 1.80% for Class R Shares and 1.57% for Class S Shares multiplied by the average account value over the period, multiplied by 184/365 for Class J Shares and 118/365 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares (to reflect the inception period of the class). Expenses include effect of contractual waivers by Janus Capital. Actual expenses do not reflect a full six-month period for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

88 | October 31, 2009

Janus Triton Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 90.2%
Advertising Sales – 0.8%
110,393	Lamar Advertising Co. – Class A*	$2,682,550
Aerospace and Defense – 2.1%
187,470	TransDigm Group, Inc.*	7,345,075
Auction House – Art Dealer – 1.3%
201,485	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	4,416,551
Audio and Video Products – 2.0%
247,204	DTS, Inc.*	6,983,513
Commercial Services – 4.0%
154,210	CoStar Group, Inc.*	5,986,432
165,165	Iron Mountain, Inc.*	4,034,981
210,147	Standard Parking Corp.*	3,698,587
		13,720,000
Commercial Services – Finance – 5.8%
246,730	Euronet Worldwide, Inc.*	5,835,164
75,870	Global Payments, Inc.	3,735,080
138,365	Interactive Data Corp	3,639,000
48,245	Morningstar, Inc.*	2,461,460
301,325	Riskmetrics Group, Inc.*	4,426,463
		20,097,167
Commercial Banks – 0.4%
404,954	CapitalSource, Inc.	1,441,636
Decision Support Software – 2.4%
276,209	MSCI, Inc.*	8,396,754
Diagnostic Kits – 0.8%
57,295	Idexx Laboratories, Inc.*	2,928,920
Distribution/Wholesale – 3.1%
95,785	Fastenal Co.	3,304,583
106,736	MWI Veterinary Supply, Inc.*	3,778,454
135,880	Wesco International, Inc.*	3,473,093
		10,556,130
Educational Software – 0.5%
45,485	Blackboard, Inc.*	1,613,353
Electronic Components – Semiconductors – 1.7%
2,351,773	ARM Holdings PLC	5,728,527
Electronic Connectors – 1.7%
145,475	Amphenol Corp. – Class A	5,836,457
Electronic Measuring Instruments – 2.0%
333,799	Trimble Navigation, Ltd.*	6,999,765
Enterprise Software/Services – 0.8%
78,055	Concur Technologies, Inc.*	2,781,880
Finance – Other Services – 1.9%
552,698	MarketAxess Holdings, Inc.	6,566,052
Footwear and Related Apparel – 2.0%
288,575	Iconix Brand Group, Inc.*	3,364,785
141,355	Wolverine World Wide, Inc.	3,615,860
		6,980,645
Hazardous Waste Disposal – 2.2%
146,340	Stericycle, Inc.*	7,663,826
Human Resources – 1.0%
206,290	Resources Connection, Inc.*	3,562,628
Internet Applications Software – 0.8%
144,215	DealerTrack Holdings, Inc.*	2,376,663
1,145	e-Seikatsu Co., Ltd.	480,940
		2,857,603
Investment Management and Advisory Services – 0.9%
84,155	Eaton Vance Corp.	2,389,161
88,991	Epoch Holding Corp.	826,726
		3,215,887
Machinery – General Industrial – 3.5%
109,995	Roper Industries, Inc.	5,560,247
176,625	Wabtec Corp.	6,492,735
		12,052,982
Medical – Biomedical and Genetic – 2.4%
35,755	Alexion Pharmaceuticals, Inc.*	1,587,880
238,025	Incyte Corp., Ltd.*	1,401,967
91,765	Myriad Genetics, Inc.*	2,228,054
343,360	PDL BioPharma, Inc.	2,887,658
		8,105,559
Medical – Drugs – 0.5%
552,317	Achillion Pharmaceuticals, Inc.*	916,847
376,065	Array BioPharma, Inc.*	673,156
		1,590,003
Medical Information Systems – 0.9%
80,855	Athenahealth, Inc.*	3,040,957
Medical Instruments – 3.0%
183,575	Conceptus, Inc.*	3,219,906
161,822	Conmed Corp.*	3,429,008
57,275	Techne Corp.	3,580,260
		10,229,174
Medical Products – 2.4%
406,553	TomoTherapy, Inc.*	1,349,756
166,655	Varian Medical Systems, Inc.*	6,829,522
		8,179,278
Multimedia – 1.0%
52,085	FactSet Research Systems, Inc.	3,336,044
Oil Companies – Exploration and Production – 1.6%
186,963	SandRidge Energy, Inc.*	1,912,631
71,190	Ultra Petroleum Corp. (U.S. Shares)*	3,456,275
		5,368,906
Oil Field Machinery and Equipment – 1.9%
227,125	Dresser-Rand Group, Inc.*,**	6,693,374
Pipelines – 1.9%
136,295	Kinder Morgan Management LLC*	6,379,969
Printing – Commercial – 2.4%
162,455	VistaPrint NV (U.S. Shares)*	8,293,328
Real Estate Management/Services – 1.9%
140,540	Jones Lang LaSalle, Inc.	6,584,299
Real Estate Operating/Development – 0.9%
308,800	Rodobens Negocios Imobiliarios S.A.	3,226,714
Recreational Vehicles – 1.0%
80,965	Polaris Industries, Inc.	3,406,198

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 89

Janus Triton Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Retail – Apparel and Shoe – 2.7%
207,480	American Eagle Outfitters, Inc.	$3,628,825
298,455	bebe Stores, Inc.	1,868,328
120,090	Urban Outfitters, Inc.*	3,768,425
		9,265,578
Retail – Automobile – 1.7%
136,815	Copart, Inc.*	4,401,339
164,656	Rush Enterprises, Inc.*	1,506,602
		5,907,941
Retail – Catalog Shopping – 1.0%
80,935	MSC Industrial Direct Co. – Class A	3,484,252
Retail – Petroleum Products – 2.0%
132,618	World Fuel Services Corp.	6,743,625
Schools – 1.0%
16,786	Strayer Education, Inc.	3,407,054
Semiconductor Components/Integrated Circuits – 1.7%
1,540,032	Atmel Corp.*	5,728,919
Telecommunication Equipment – 0.9%
108,865	CommScope, Inc.*	2,941,532
Telecommunication Services – 0.7%
172,260	SAVVIS, Inc.*	2,547,725
Theaters – 1.2%
260,000	National CineMedia, Inc.	4,160,000
Therapeutics – 0.7%
185,150	MannKind Corp.*	966,483
104,315	Theravance, Inc.*	1,457,281
		2,423,764
Transactional Software – 1.5%
162,220	Solera Holdings, Inc.	5,226,728
Transportation – Equipment and Leasing – 0.4%
165,037	Aircastle, Ltd.	1,307,093
Transportation – Marine – 0.8%
527,359	Horizon Lines, Inc. – Class A	2,768,635
Transportation – Services – 3.0%
207,430	Expeditors International of Washington, Inc.	6,683,395
2,604,000	Integrated Distribution Services Group, Ltd.	3,600,238
		10,283,633
Transportation – Truck – 2.9%
88,855	Forward Air Corp.	1,896,166
136,805	Landstar System, Inc.	4,821,008
131,855	Old Dominion Freight Line, Inc.*	3,426,911
		10,144,085
Web Hosting/Design – 1.6%
63,185	Equinix, Inc.*,**	5,390,944
Wireless Equipment – 2.9%
56,580	Crown Castle International Corp.*	1,709,848
298,870	SBA Communications Corp. – Class A*,**	8,431,122
		10,140,970

Total Common Stock (cost $284,217,536)		310,734,182

Money Market – 10.6%
36,334,498	Janus Cash Liquidity Fund LLC, 0% (cost $36,334,498)	36,334,498

Total Investments (total cost $320,552,034) – 100.8%		347,068,680

Securities Sold Short – (0.8)%
Retail – Restaurants – (0.6)%
(72,645)	BJ’s Restaurants, Inc.*	(1,159,414)
(21,720)	Buffalo Wild Wings, Inc.*	(890,737)
		(2,050,151)
Wireless Equipment – (0.2)%
(85,398)	Sierra Wireless, Inc. (U.S. Shares)*	(769,436)

Total Securities Sold Short (proceeds $2,607,106)		(2,819,587)

Cash, Receivables and Other Assets, net of Liabilities —0.0%		117,617

Net Assets – 100%		$344,366,710

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Bermuda	$4,907,331	1.4%
Brazil	3,226,713	0.9%
Canada	7,872,826	2.3%
Japan	480,940	0.1%
Netherlands	8,293,328	2.4%
United Kingdom	5,728,526	1.7%
United States††	316,559,016	91.2%

Total	$347,068,680	100.0%

††	Includes Cash and Cash Equivalents (80.7% excluding Cash and Cash Equivalents)

Summary of Investments by Country – (Short Positions)

		% of Securities
Country	Value	Sold Short

Canada	$(769,436)	27.3%
United States	(2,050,151)	72.7%

Total	$(2,819,587)	100.0%

See Notes to Schedules of Investments and Financial Statements.

90 | October 31, 2009

Janus Twenty Fund (unaudited)(closed to new investors)

Fund Snapshot
The Fund seeks to invest in companies with durable franchises and attractive growth opportunities. I believe investing with conviction, reflected in both size of top positions and duration of the investment horizon, in what I view as our best ideas is critical to delivering long-term performance.
Ron Sachs portfolio manager

Performance Overview

For the 12-month period ended October 31, 2009, the Fund’s Class J Shares returned 23.16% versus a return of 17.51% for the Fund’s primary benchmark, the Russell 1000® Growth Index. The Fund’s secondary benchmark, the S&P 500® Index, returned 9.80% for the period. The Fund’s outperformance was largely driven by our holdings within consumer staples and information technology. On the downside, holdings within health care and materials weighed on relative results

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. Many indices hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. I believe market lows in late 2008 and, especially, March 2009 reflected the belief that the economic and financial system was broken and could potentially unravel. Amid signs of stabilization in the economy and global financial system, markets rebounded strongly for much of the period.

Due to certain circumstances and market conditions, I may initiate positions in futures contracts in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

A Computer Manufacturer and Global Brewer Topped Individual Contributors

Apple, Inc. was the top contributor during the period as it continued to execute well and gained market share, particularly in the smart phone and high-end personal computer market. I think Apple offers the consumer a better value proposition than its competitors given its smooth integration of hardware and software products, which I believe will continue to drive long-term growth for the company. I think Apple’s strong profit margins demonstrate that customers are willing to pay for a superior user experience.

Global brewer Anheuser-Busch InBev N.V. (ABI) performed well amid asset sales, cost cutting and a series of strong earnings reports. I think the market is beginning to recognize how strong the global beer market is and that it has benefited, and could continue to benefit, from a good pricing environment in key markets like the U.S. and Brazil. I believe there is a multi-year opportunity for the beer industry to see more rational pricing, making it an attractive industry to me. ABI is well positioned in my view given its strong market shares in some of the best beer markets in the world.

ABB is a global provider of power and automation technologies to utility and industry customers. The stock has been a good performer for the Fund this year as continued orders for power transmission and distribution equipment and systems validated my thesis that global demand for power would drive investment in electric infrastructure in most any economic environment. I think the company’s differentiated product and services and overall reliability gives it an advantage over its competitors and could help ABB maintain market share, but I am closely watching the emergence of competitors in Asia who may be able to compete globally in certain product segments.

Agricultural Companies and a Biotechnology Firm Detracted from Performance

Potash Corporation was the top detractor for the Fund during the period. The company suffered from weakness in commodities and falling demand as farmers reduced fertilizer purchases to better manage their costs in light of tighter credit conditions. Despite a concentrated industry structure, the potash industry proved less capable of maintaining pricing and volumes in the face of weak demand than I had expected. I sold the position.

Biotechnology company Celgene Corp. suffered from an overall negative tone for health-care stocks amid

Janus Growth & Core Funds | 91

Janus Twenty Fund (unaudited)(closed to new investors)

uncertainty surrounding health-care reform in the U.S. The stock rebounded late in the period following a better-than-expected earnings report that was driven by sales of its cancer fighting drug Revlimid. The company also released encouraging data from a phase III study that looked at treatment of newly diagnosed multiple myeloma patients. I continue to like the growth prospects for Revlimid, both in the U.S. and Europe.

Monsanto Co., a leader in seed technology and crop control products, ended a volatile period lower and was another detractor. I think the stock unfairly traded like a commodity stock during the period despite the fact that its highly differentiated seed technologies enable consistent pricing power. I am attracted to the growth opportunity from a strong pipeline of new products that should increase crop yields and lower other expenses for farmers.

Outlook

Individual stock selection remains my main focus, but my views on the U.S. and global economy influence my forecasts and expectations for individual companies. I believe the U.S. economy continues to face challenges. While a collapse of the financial system has been averted, the foundations for a recovery in the U.S. are lacking. Unemployment and underemployment remain big concerns. Banks still seem reluctant to lend and falling commercial real-estate values appear to be a drag on lending growth. I believe the developing world, particularly East Asia, South America and the Middle East, is showing strong growth in corporate and consumer spending. In addition, strong government and private-sector balance sheets seem capable of driving continued growth despite weakness in the U.S. and Western Europe. That said, I am concerned that many stock valuations reflect optimistic assumptions about the economic environment.

I favor companies that I think have a distinct competitive advantage or “moat” and whose performance is more likely to be driven by company specific fundamentals than the macroeconomic environment. Many of the Fund’s holdings have taken advantage of dislocations in the financial markets and real economy to improve their competitive positions. I believe that positions them well to drive market share and profitability gains in most any economic environment.

Thank you for your investment in Janus Twenty Fund. I look forward to reporting results in the future.

92 | October 31, 2009

(unaudited)

Janus Twenty Fund At A Glance

5 Top Performers – Holdings

Contribution

Apple, Inc.	6.27%
Anheuser-Busch InBev N.V.	4.85%
ABB, Ltd.	2.21%
Research In Motion, Ltd. (U.S. Shares)	2.16%
Google, Inc. – Class A	1.76%

5 Bottom Performers – Holdings

Contribution

Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	-2.13%
Celgene Corp.	-1.62%
Monsanto Co.	-1.17%
Hess Corp.	-0.90%
Gilead Sciences, Inc.	-0.45%

5 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	12.57%	33.81%	30.57%
Consumer Staples	7.88%	14.87%	14.66%
Financials	2.40%	8.17%	4.12%
Industrials	2.01%	7.27%	11.78%
Telecommunication Services	0.68%	2.58%	0.69%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Materials	-1.15%	7.30%	3.89%
Health Care	-0.13%	21.85%	15.62%
Energy	-0.11%	1.99%	7.09%
Utilities	0.00%	0.00%	1.59%
Consumer Discretionary	0.47%	2.17%	10.00%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Growth & Core Funds | 93

Janus Twenty Fund (unaudited)(closed to new investors)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Apple, Inc. Computers	9.3%
Celgene Corp. Medical – Biomedical and Genetic	6.7%
Research In Motion, Ltd. (U.S. Shares) Computers	6.7%
Anheuser-Busch InBev N.V. Brewery	6.3%
Gilead Sciences, Inc. Medical – Biomedical and Genetic	5.7%

34.7%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 6.0% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

94 | October 31, 2009

(unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratio – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund
	Year	Year	Year	Inception*	Operating Expenses

Janus Twenty Fund(1) – Class J Shares	23.16%	7.78%	–0.89%	11.98%	0.88%

Russell 1000® Growth Index	17.51%	1.27%	–3.39%	9.24%

S&P 500® Index	9.80%	0.33%	–0.95%	10.02%

Lipper Quartile – Class J Shares	1st	1st	2nd	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	82/832	2/589	81/304	2/34

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Expense information shown reflects estimated annualized expenses that Class J Shares of the Fund expects to incur during its fiscal year. The expense information shown includes administrative fee expenses, if applicable. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

See important disclosures on the next page.

Janus Growth & Core Funds | 95

Janus Twenty Fund (unaudited)(closed to new investors)

The Fund’s performance may be affected by risks that include those associated with non-diversification, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”) and derivatives. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Twenty Fund designated its initial share class as “Class J Shares.”

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – April 30, 1985

(1)	Closed to new investors.

Fund Expenses
The example below shows you the ongoing costs (in dollars) of investing in your Fund and allows you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09- 10/31/09)†

Actual	$1,000.00	$1,185.50	$4.68

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

†	Expenses are equal to the annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

96 | October 31, 2009

Janus Twenty Fund

Schedule of Investments

As of October 31, 2009

Shares		Value

Common Stock – 94.5%
Aerospace and Defense – 0.9%
15,103,950	BAE Systems PLC	$77,714,257
Agricultural Chemicals – 3.0%
2,598,075	Monsanto Co.	174,538,678
415,381	Syngenta A.G.	98,354,133
		272,892,811
Agricultural Operations – 1.3%
2,098,810	Bunge, Ltd.	119,758,099
Brewery – 6.3%
12,087,797	Anheuser-Busch InBev N.V.	568,017,618
2,849,864	Anheuser-Busch InBev N.V. – VVPR Strip*	20,968
		568,038,586
Cellular Telecommunications – 0.7%
1,414,990	America Movil S.A.B. de C.V. – Series L (ADR)	62,443,509
Chemicals – Diversified – 0.6%
4,758,210	Israel Chemicals, Ltd.	55,683,329
Commercial Banks – 0.5%
1,950,189	Standard Chartered PLC	47,882,347
Computers – 16.0%
4,453,581	Apple, Inc.*	839,500,018
10,216,009	Research In Motion, Ltd. (U.S. Shares)*	599,986,208
		1,439,486,226
Cosmetics and Toiletries – 1.1%
1,203,885	Colgate-Palmolive Co.	94,661,478
Diversified Banking Institutions – 4.4%
1,012,280	Goldman Sachs Group, Inc.	172,259,688
5,417,395	JPMorgan Chase & Co.	226,284,589
		398,544,277
Diversified Minerals – 1.6%
5,566,550	Cia Vale do Rio Doce (ADR)	141,891,360
Energy – Alternate Sources – 1.0%
775,020	First Solar, Inc.*	94,498,189
Engineering – Research and Development Services – 3.8%
18,209,890	ABB, Ltd.*	339,332,884
Enterprise Software/Services – 4.5%
19,134,583	Oracle Corp.	403,739,701
Finance – Other Services – 2.1%
615,555	CME Group, Inc.	186,273,099
Medical – Biomedical and Genetic – 12.4%
11,794,828	Celgene Corp.*	602,125,968
12,155,465	Gilead Sciences, Inc.*	517,215,036
		1,119,341,004
Medical – Drugs – 1.5%
858,563	Roche Holding A.G.	137,600,784
Medical – HMO – 1.3%
4,648,100	UnitedHealth Group, Inc.	120,618,195
Multi-Line Insurance – 1.7%
3,036,635	ACE, Ltd. (U.S. Shares)*	155,961,574
Multimedia – 2.1%
16,449,915	News Corp. – Class A	189,503,021
Networking Products – 5.4%
21,480,110	Cisco Systems, Inc.*	490,820,513
Oil Companies – Integrated – 3.1%
3,821,930	Petroleo Brasileiro S.A. (ADR)	176,649,605
2,501,829	Petroleo Brasileiro S.A. (U.S. Shares)	100,373,380
		277,022,985
Optical Supplies – 2.6%
1,654,390	Alcon, Inc. (U.S. Shares)	236,230,348
Real Estate Operating/Development – 0.5%
12,806,000	Hang Lung Properties, Ltd.	48,266,718
Retail – Drug Store – 5.4%
13,671,842	CVS Caremark Corp.	482,616,022
Retail – Regional Department Stores – 0.9%
1,416,695	Kohl’s Corp.*	81,063,288
Soap and Cleaning Preparations – 1.0%
1,863,590	Reckitt Benckiser Group PLC	92,644,610
Telecommunication Equipment – Fiber Optics – 1.0%
6,008,190	Corning, Inc.	87,779,656
Transportation – Services – 1.3%
2,123,970	United Parcel Service, Inc. – Class B	114,014,710
Web Portals/Internet Service Providers – 4.9%
819,466	Google, Inc. – Class A*	439,332,112
Wireless Equipment – 1.6%
4,624,320	Crown Castle International Corp.*	139,746,950

Total Common Stock (cost $6,141,122,137)		8,515,402,642

Money Market – 5.0%
451,845,164	Janus Cash Liquidity Fund LLC, 0% (cost $451,845,164)	451,845,164

Total Investments (total cost $6,592,967,301) – 99.5%		8,967,247,806

Cash, Receivables and Other Assets, net of Liabilities – 0.5%		49,009,680

Net Assets – 100%		$9,016,257,486

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$568,038,587	6.3%
Bermuda	119,758,099	1.3%
Brazil	418,914,344	4.7%
Canada	599,986,208	6.7%
Hong Kong	48,266,718	0.6%
Israel	55,683,329	0.6%
Mexico	62,443,509	0.7%
Switzerland	967,479,722	10.8%
United Kingdom	218,241,214	2.4%
United States††	5,908,436,076	65.9%

Total	$8,967,247,806	100.0%

††	Includes Cash Equivalents (60.9% excluding Cash Equivalents)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 97

Janus Venture Fund (unaudited)(closed to new investors)

Fund Snapshot
We believe that investing in small companies with recurring revenue and that are poised for growth will allow us to outperform our benchmark and peers over time. We emphasize businesses with strong management teams, long-term earnings growth and an attractive risk/reward.
Will Bales portfolio manager

Performance Overview

For the 12-month period ended October 31, 2009, Janus Venture Fund’s Class J Shares returned 29.76%. The Fund’s primary and secondary benchmarks, the Russell 2000® Growth Index and the Russell 2000® Index, returned 11.34% and 6.46%, respectively, over the same period.

Economic Overview

Equity markets began the period in the midst of a significant sell-off, as the full weight of the credit and economic crisis took hold. The Russell 2000® Growth Index hit the low point for the period in March as evidence of an above-average contraction in the U.S. economy continued to unfold. Amid signs of stabilization in the economy and the global financial system, markets rebounded strongly off the bottom with the smaller capitalization companies leading the way. Despite the strength of the rally, small caps lagged mid caps and large caps during the period. The small cap growth index significantly outperformed its value counterpart, as the information technology and consumer discretionary sectors led all sectors with large gains, while industrials, energy and financials suffered losses. Most commodities finished significantly higher led by precious metals and industrial metals. Natural gas was a notable decliner during the 12-month period.

Contributors to Performance

As we reflect on the tumultuous 12-month period and consider our successes and missteps, we are encouraged that many of the overall contributors to our performance are stocks that we have held for a multi-year period. Early in the period, we saw many of these stocks come under pressure but we maintained our conviction and in many cases added to our positions at depressed levels.

Specifically, our holdings and significant overweight in information technology were the main contributors to relative performance followed by our holdings in health care and energy. Within information technology, online printing company VistaPrint NV returned 199% during the period, as the company repeatedly posted better-than-expected financial results and demonstrated strong organic growth in a difficult economic environment. We believe VistaPrint’s business model, which manages thousands of small-volume orders using high-volume printing presses, provides unusual scale and a competitive advantage.

SXC Health Solutions Corp., a pharmacy benefit manager (PBM), saw its shares rise 249% during the period. The company raised guidance for the year following the successful integration of a recent acquisition. The acquisition enabled SXC to expand its business, as there was little overlap between the two companies’ customer base. We think the company’s transaction-based business continues to be appealing and that there could be further consolidation within the PBM market.

Ultimate Software Group, a long-term holding in the Fund, was also among top contributors. The subscription-based provider of human resource software and services rebounded from weakness in 2008. We remain attracted to the company’s recurring revenue stream and strong earnings. In addition, Ultimate Software was able to add customers even in this difficult environment, which we think supports our thesis that the company’s products are a value-added proposition for clients.

Detractors from Performance

Our holdings in consumer discretionary and industrials were the primary detractors during the period. Among individual detractors was Huron Consulting Group, which sold off significantly late in the period after it reported accounting issues. We exited this long-time holding following the announcement.

Lions Gate Entertainment, a film studio, fell early in the period relative to the benchmark on weaker-than-expected box office proceeds from its film slate. We added to our position on the weakness; we believe the company’s attractive asset mix, growth

98 | October 31, 2009

(unaudited)

potential and inexpensive valuation will benefit performance over the longer term.

CardioNet, a provider of mobile cardiac devices, sold off when one its key customers, an insurance company, cut reimbursement more than expected for its devices. We decided to exit the name on the news, as this likely means lower revenues and a smaller market size for the company.

Derivatives

The Fund employed some basic derivative strategies during the period. These strategies included selling put and call options at or around our research-driven target prices to generate income and exercise price discipline for purchases and sales of the underlying stock or security. We also utilized long put options in some cases to hedge downside risk in individual positions. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Outlook

We continue to await permanent signs of economic improvement and believe that we likely are still far from a broad-based economic recovery. Many companies have significantly reduced costs to adjust to what has been a difficult macroeconomic environment; however, revenues have not improved. Until top-line growth appears, it will be difficult for companies to sustainably grow earnings. Positives include stability in the financial system and improvement in the credit and equity markets (initial public offerings or IPOs and secondary offerings), which have provided greater access to capital for companies. However, we still need to see stabilization in other industries before we can anticipate future economic growth.

Thank you for your investment in Janus Venture Fund.

Janus Venture Fund At A Glance

5 Top Performers – Holdings

Contribution

VistaPrint N.V.	4.48%
SXC Health Solutions Corp.	2.95%
Ultimate Software Group, Inc.	2.41%
World Fuel Services Corp.	2.15%
LPS Brasil-Consultoria de Imoveis S.A.	1.86%

5 Bottom Performers – Holdings

Contribution

Huron Consulting Group, Inc.	-1.47%
Lions Gate Entertainment Corp. (U.S. Shares)	-0.76%
CardioNet, Inc.	-0.69%
American Public Education, Inc.	-0.64%
Microsemi Corp.	-0.57%

5 Top Performers – Sectors*

		Fund Weighting	Russell 2000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	19.18%	36.44%	24.56%
Health Care	4.44%	22.11%	25.26%
Consumer Discretionary	3.24%	18.17%	14.10%
Financials	2.04%	4.12%	5.47%
Energy	1.88%	3.79%	5.58%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 2000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Industrials	-2.56%	12.86%	16.82%
Consumer Staples	-0.01%	0.08%	3.35%
Utilities	0.00%	0.00%	0.65%
Materials	0.45%	0.55%	2.60%
Telecommunication Services	0.78%	1.89%	1.61%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Growth & Core Funds | 99

Janus Venture Fund (unaudited)(closed to new investors)

5 Largest Equity Holdings – (% of Net Assets)
As of October 31, 2009

Ultimate Software Group, Inc. Enterprise Software/Services	3.5%
VistaPrint, Ltd. (U.S. Shares) Printing – Commercial	3.4%
Solera Holdings, Inc. Transactional Software	3.3%
Jarden Corp. Consumer Products – Miscellaneous	2.9%
World Fuel Services Corp. Retail – Petroleum Products	2.9%

16.0%

Asset Allocation – (% of Net Assets)
As of October 31, 2009

Emerging markets comprised 2.2% of total net assets.

* Includes Securities Sold Short of (1.1)%

Top Country Allocations – Long Positions (% of Investment Securities)
As of October 31, 2009

As of October 31, 2008

100 | October 31, 2009

(unaudited)

Performance

Average Annual Total Return – for the periods ended October 31, 2009					Expense Ratio – estimated for the fiscal year
	One	Five	Ten	Since	Total Annual Fund
	Year	Year	Year	Inception*	Operating Expenses

Janus Venture Fund(1) – Class J Shares	29.76%	2.10%	–0.48%	10.90%	0.97%

Russell 2000® Growth Index	11.34%	0.95%	0.12%	6.13%

Russell 2000® Index	6.46%	0.59%	4.11%	8.43%

Lipper Quartile – Class J Shares	1st	1st	4th	1st

Lipper Ranking – based on total return for Small-Cap Growth Funds	40/557	86/392	162/213	1/10

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for performance current to the most recent month-end.

Expense information shown reflects estimated annualized expenses that Class J Shares of the Fund expects to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

Annual expense ratios include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

See important disclosures on the next page.

Janus Growth & Core Funds | 101

Janus Venture Fund (unaudited)(closed to new investors)

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings (“IPOs”), derivatives and companies with relatively small market capitalizations. Please see a Janus prospectus or janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

Returns include reinvestment of dividends from net investment income and distributions from capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective July 6, 2009, Janus Venture Fund designated its initial share class as “Class J Shares.”

Lipper, a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*The Fund’s inception date – April 30, 1985

(1) Closed to new investors.

Fund Expenses
The example below shows you the ongoing costs (in dollars) of investing in your Fund and allows you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in this chart.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class J Shares	(5/1/09)	(10/31/09)	(5/1/09 - 10/31/09)†

Actual	$1,000.00	$1,222.50	$5.04

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

†	Expenses are equal to the annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

102 | October 31, 2009

Janus Venture Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Common Stock – 99.7%
Advertising Agencies – 0.5%
539,695	MDC Partners, Inc. – Class A (U.S. Shares)*	$4,398,514
Aerospace and Defense – 0.3%
69,925	TransDigm Group, Inc.*	2,739,662
Applications Software – 0.4%
1,602,098	inContact, Inc.*,£	3,861,056
Auction House – Art Dealer – 0.8%
323,650	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	7,094,408
Audio and Video Products – 1.6%
522,055	DTS, Inc.*	14,748,054
Automotive – Truck Parts and Equipment-Replacement – 0.3%
588,688	Motorcar Parts of America, Inc.*,£	3,120,046
Beverages – Non-Alcoholic – 0.2%
355,070	Heckmann Corp.*	1,512,598
Broadcast Services and Programming – 1.5%
528,479	DG FastChannel, Inc.*	11,082,205
9,700	Genius Products, Inc.*,§,£,°°	48,015
748,777	Genius Products, Inc. – Private Placement*,§,£,°°	3,088,705
		14,218,925
Casino Hotels – 0.4%
1,451,136	Century Casinos, Inc.*,£	4,164,760
Casino Services – 0.0%
254,973	PokerTek, Inc.*,£	229,476
Commercial Services – 4.3%
484,275	CoStar Group, Inc.*	18,799,555
268,355	HMS Holdings Corp.*	11,520,480
2,346,939	Intermap Technologies Corp.*,£	5,423,690
229,805	Providence Service Corp.*	2,863,370
50,000	Standard Parking Corp.*	880,000
		39,487,095
Commercial Services – Finance – 2.5%
645,080	Euronet Worldwide, Inc.*	15,256,142
515,240	Riskmetrics Group, Inc.*	7,568,876
		22,825,018
Computer Graphics – 0.7%
817,532	Monotype Imaging Holdings, Inc.*	6,147,841
Computer Services – 1.7%
3,140,420	LivePerson, Inc.*,**,£	15,796,313
Consulting Services – 0.8%
1,961,073	Information Services Group, Inc.*,£	7,059,863
Consumer Products – Miscellaneous – 2.9%
983,640	Jarden Corp.**	26,941,900
Decision Support Software – 1.3%
383,215	MSCI, Inc.*	11,649,736
Distribution/Wholesale – 0.8%
210,556	MWI Veterinary Supply, Inc.*	7,453,682
Diversified Operations – 1.3%
302,885	Barnes Group, Inc.	4,800,727
867,990	Digital Domain – Private Placement*,°° ,§	7,291,116
		12,091,843
E-Commerce/Services – 0.1%
547,155	Kowabunga!, Inc.*	136,789
1,402,519	Workstream, Inc. (U.S. Shares)*,£	405,328
		542,117
Educational Software – 0.5%
132,045	Blackboard, Inc.*	4,683,636
Electric Products – Miscellaneous – 1.5%
353,780	Harbin Electric, Inc.*	5,635,715
541,525	Harbin Electric – Private Placement*	8,626,493
		14,262,208
E-Marketing/Information – 0.6%
356,440	Constant Contact, Inc.*	5,906,211
Enterprise Software/Services – 5.0%
192,030	Concur Technologies, Inc.*	6,843,949
44,180	Informatica Corp.*	937,941
262,550	MedAssets, Inc.*	5,760,347
229,245	Salary.com, Inc.*	632,716
1,262,650	Ultimate Software Group, Inc.*,**,£	32,210,201
		46,385,154
E-Services/Consulting – 1.7%
804,165	GSI Commerce, Inc.*	15,255,010
Finance – Investment Bankers/Brokers – 0.7%
977,330	Broadpoint Gleacher Securities Group, Inc.*	6,225,592
Finance – Other Services – 0.3%
240,751	MarketAxess Holdings, Inc.	2,860,122
Firearms and Ammunition – 1.8%
1,512,505	Smith & Wesson Holding Corp.*	6,458,396
988,405	Sturm Ruger & Co., Inc.£	10,496,861
		16,955,257
Footwear and Related Apparel – 1.5%
618,740	Skechers U.S.A., Inc. – Class A*	13,500,907
Gambling – Non-Hotel – 0.7%
907,650	Great Canadian Gaming Corp.*	6,309,418
Hotels and Motels – 1.0%
1,901,500	Kingdom Hotel Investments (GDR)*	7,415,850
445,760	Morgans Hotel Group Co.*	1,479,923
		8,895,773
Human Resources – 2.1%
645,725	Resources Connection, Inc.*	11,151,671
547,090	SuccessFactors, Inc.*	8,365,006
		19,516,677
Identification Systems and Devices – 0.6%
864,775	L-1 Identity Solutions, Inc.*	5,110,820
Industrial Audio and Video Products – 1.4%
1,216,370	Imax Corp. (U.S. Shares)*	12,528,611
Internet Applications Software – 2.1%
534,045	DealerTrack Holdings, Inc.*	8,801,062
560,075	Vocus, Inc.*	10,137,357
		18,938,419
Internet Content – Information/News – 1.1%
1,640,185	Health Grades, Inc.*,£	7,118,403
416,620	TechTarget, Inc.*	2,624,706
		9,743,109

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 103

Janus Venture Fund

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Investment Companies – 0.1%
171,010	UTEK Corp.*	$692,591
Machinery – General Industrial – 0.6%
150,000	Wabtec Corp.	5,514,000
Marine Services – 0.3%
1,548,955	Odyssey Marine Exploration, Inc.*	2,323,433
Medical – Biomedical and Genetic – 2.4%
359,330	Acorda Therapeutics, Inc.*	7,808,241
674,510	Incyte Corp., Ltd.*	3,972,864
423,085	Myriad Genetics, Inc.*	10,272,504
		22,053,609
Medical – Outpatient and Home Medical Care – 1.7%
337,522	Hythiam, Inc.*	145,134
547,450	LHC Group, Inc.*	15,279,330
		15,424,464
Medical Information Systems – 1.5%
200,460	Athenahealth, Inc.*	7,539,300
397,401	Medidata Solutions, Inc.*	6,278,936
		13,818,236
Medical Instruments – 1.4%
140,679	Conmed Corp.*	2,980,988
100,000	Genomic Health, Inc.*	1,857,000
135,825	Techne Corp.	8,490,421
		13,328,409
Medical Labs and Testing Services – 1.6%
205,893	Bio-Reference Labs, Inc.*	6,656,521
235,792	Genoptix, Inc.*	8,203,203
		14,859,724
Medical Products – 2.0%
727,740	PSS World Medical, Inc.*	14,714,903
1,096,843	TomoTherapy, Inc.*	3,641,519
		18,356,422
Motion Pictures and Services – 1.9%
66,230	DreamWorks Animation SKG, Inc. – Class A*	2,119,360
3,007,545	Lions Gate Entertainment Corp. (U.S. Shares)*	15,609,159
		17,728,519
MRI and Medical Diagnostic Imaging Center – 0.5%
619,265	Alliance Healthcare Service*	3,368,801
659,020	RadNet, Inc.*	1,601,419
		4,970,220
Networking Products – 0.7%
388,915	Switch & Data Facilities Co., Inc.*	6,506,548
Oil Field Machinery and Equipment – 1.2%
363,625	Dresser-Rand Group, Inc.*	10,716,029
Pharmacy Services – 4.5%
546,780	Catalyst Health Solutions, Inc.*	17,152,488
532,570	SXC Health Solutions Corp. (U.S. Shares)*	24,327,797
		41,480,285
Physical Practice Management – 1.3%
232,410	Mednax, Inc.*	12,066,727
Physical Therapy and Rehabilitation Centers – 0.8%
368,880	Psychiatric Solutions, Inc.*	7,613,683
Printing – Commercial – 3.3%
599,718	VistaPrint, Ltd. (U.S. Shares)*	30,615,604
Real Estate Management/Services – 2.2%
1,851,377	LPS Brasil Consultoria de Imoveis S.A.*	19,871,103
Retail – Apparel and Shoe – 0.3%
494,702	bebe Stores, Inc.	3,096,835
Retail – Automobile – 0.3%
88,465	Copart, Inc.*	2,845,919
Retail – Major Department Stores – 0.6%
914,690	Saks, Inc.*	5,131,411
Retail – Petroleum Products – 2.8%
515,130	World Fuel Services Corp.**	26,194,361
Retail – Vitamins/Nutritional Supplements – 0.1%
72,840	Vitamin Shoppe, Inc.*	1,279,799
Schools – 3.3%
366,464	American Public Education, Inc.*	11,690,202
942,885	Bridgepoint Education Inc.*	13,370,109
128,335	Corinthian Colleges, Inc.*	2,035,393
221,034	Grand Canyon Education, Inc.*	3,585,171
		30,680,875
Semiconductor Components/Integrated Circuits – 1.4%
3,541,840	Atmel Corp.*	13,175,645
Telecommunication Equipment – 2.9%
687,236	Arris Group, Inc.*	7,051,041
728,645	CommScope, Inc.*	19,687,988
		26,739,029
Telecommunication Services – 0.8%
515,205	SAVVIS, Inc.*	7,619,882
Theaters – 1.7%
961,147	National CineMedia, Inc.	15,378,352
Transactional Software – 3.9%
923,790	Solera Holdings, Inc.	29,764,513
861,215	Yucheng Technologies, Ltd. (U.S. Shares)*,£	6,200,748
		35,965,261
Transportation – Marine – 1.0%
1,671,033	Horizon Lines, Inc. – Class A£	8,772,923
Transportation – Truck – 1.7%
340,065	Forward Air Corp.	7,256,987
93,160	Landstar System, Inc.	3,282,958
199,915	Old Dominion Freight Line, Inc.*	5,195,791
		15,735,736
Water Treatment Systems – 1.1%
492,690	Nalco Holding Co.	10,420,394
Web Hosting/Design – 3.4%
192,522	Equinix, Inc.*,**	16,425,977
3,704,519	NaviSite, Inc.*,£	6,779,270
957,080	NIC, Inc.*	8,384,021
		31,589,268
Wireless Equipment – 1.4%
469,400	SBA Communications Corp. – Class A*	13,241,774

Total Common Stock (cost $882,837,818)		918,966,901

Promissory Note – 0.2%
Broadcast Services and Programming – 0.2%
2,000,000	Genius Products, Inc., 5.00%, 12/31/10*,°° (cost $2,000,000)	2,000,000

See Notes to Schedules of Investments and Financial Statements.

104 | October 31, 2009

Schedule of Investments

As of October 31, 2009

Shares or Principal Amount		Value

Warrants – 0%
Automotive – Truck Parts and Equipment-Replacement – 0%
88,303	Motorcar Parts of America, Inc. – expires 5/17/12*,°° ,§	$159
Casino Services – 0%
146,926	PokerTek, Inc. – expires 4/23/12*,°° ,§	76,343
Networking Products – 0%
2,090	Lantronix, Inc. – Private Placement – expires 2/9/11*,°°	4

Total Warrants (cost $911,295)		76,506

Money Markets – 0.2%
1,911,000	Janus Cash Liquidity Fund, 0% (cost $1,911,000)	1,911,000

Total Investments (total cost $887,660,113) – 101.2%		922,954,407

Securities Sold Short – (1.1%)

Apparel Manufacturers – (0.6)%

150,000	Columbia Sportswear Co.	(5,707,500)
Athletic Footwear – 0%
35,907	K-Swiss, Inc.*	(293,001)
Commercial Banks – (0.1)%
750,000	Pacific Capital Bancorp*	(967,500)
Computers – Memory Devices – (0.4)%
183,035	STEC, Inc.*	(3,902,306)

Total Securities Sold Short (proceeds $11,323,753)		(10,870,307)

Cash, Receivables and Other Assets, net of Liabilities**-1.0%		9,299,497

Net Assets – 100%		$921,383,597

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Brazil	$19,871,103	2.2%
Canada	76,096,924	8.2%
Cayman Islands	7,415,850	0.8%
Netherlands	30,615,604	3.3%
United States††	782,754,178	84.8%
Virgin Islands	6,200,748	0.7%

Total	$922,954,407	100.0%

††	Includes Cash Equivalents (84.6% excluding Cash Equivalents)

Summary of Investments by Country – (Short Positions)

		% of Securities
Country	Value	Sold Short

United States	$(10,870,307)	100.0%

Total	$(10,870,307)	100.0%

Schedule of Written Options – Calls	Value

World Fuel Services Corp. expires November 2009 1000 contracts exercise price $55.00 (Premiums received $95,000)	$(79,030)

Schedule of Written Options – Puts
Equinix, Inc. expires November 2009 1,000 contracts exercise price $90.00	$(603,930)
Psychiatric Solutions, Inc. expires November 2009 500 contracts exercise price $22.50	(129,010)
Strayer Education, Inc. expires November 2009 500 contracts exercise price $200.00	(294,015)
World Fuel Services Corp. expires November 2009 1,000 contracts exercise price $45.00	(51,560)

Total Written Options – Puts
(Premiums received $415,000)	$(1,078,515)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 105

Statements of Assets and Liabilities

	Janus	Janus	Janus
As of October 31, 2009	Balanced	Contrarian	Enterprise	Janus
(all numbers in thousands except net asset value per share)	Fund	Fund	Fund	Fund

Assets:
Investments at cost	$4,144,754	$4,014,040	$2,152,799	$7,181,849
Unaffiliated investments at value	$4,507,899	$3,314,215	$2,229,250	$7,882,721
Affiliated investments at value	$109,536	$635,743	$65,820	$335,355
Cash	–	7,750	2,993	227
Cash denominated in foreign currency(2)	–	–	–	–
Restricted cash (Note 1)	–	6,380	–	–
Deposits with broker for short sales	–	–	–	–
Receivables:
Investments sold	44,922	7,040	6,402	24,267
Fund shares sold	10,652	1,941	4,452	3,626
Dividends	4,370	1,804	506	8,499
Interest	29,580	1,158	–	–
Non-interested Trustees’ deferred compensation	113	94	56	200
Other assets	214	347	1,340	795
Variation Margin	–	–	–	–
Forward currency contracts	338	77	120	860
Total Assets	4,707,624	3,976,549	2,310,939	8,256,550
Liabilities:
Payables:
Short sales, at value(3)	–	–	–	–
Options written, at value(4)	–	17,195	–	1,435
Swap Contracts	–	–	–	–
Due to Custodian	1,324	–	–	–
Investments purchased	38,542	92,837	8,167	17,191
Fund shares repurchased	5,014	6,020	3,327	5,730
Dividends	31	14	5	–
Advisory fees	2,193	2,901	1,296	4,639
Transfer agent fees and expenses	67	47	158	314
Administrative fees – Class J Shares(5)	639	615	256	1,270
Administrative fees – Class R Shares	10	1	10	–
Administrative fees – Class S Shares	108	1	49	19
Distribution fees – Class A Shares	68	16	17	1
Distribution fees – Class C Shares	207	59	19	5
Distribution fees – Class R Shares	21	1	19	–
Distribution fees – Class S Shares	108	1	49	19
Networking fees – Class A Shares	37	56	51	1
Networking fees – Class C Shares	36	67	30	3
Networking fees – Class I Shares	3	5	6	–
Non-interested Trustees’ fees and expenses	12	11	12	22
Non-interested Trustees’ deferred compensation fees	113	94	56	200
Foreign tax liability	–	620	–	–
Accrued expenses and other payables	191	319	370	385
Forward currency contracts	798	3,589	625	4,290
Total Liabilities	49,522	124,469	14,522	35,524

(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Includes cost of $3,368,478 for Janus Orion Fund.
(3)	Includes proceeds of $2,607,106 and $11,323,753 on short sales for Janus Triton Fund and Janus Venture Fund, respectively.
(4)	Includes premiums of $10,649,067, $2,729,223, $6,354,247 and $510,000 on written options for Janus Contrarian Fund, Janus Fund, Janus Orion Fund and Janus Venture Fund, respectively.
(5)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares.”

See Notes to Financial Statements.

106 | October 31, 2009

Janus Growth
and		Janus	Janus		Janus	Janus
Income	Janus Orion	Research	Research	Janus Triton	Twenty	Venture
Fund	Fund	Core Fund(1)	Fund	Fund	Fund	Fund

$3,294,207	$2,515,830	$573,338	$2,676,718	$320,552	$6,592,967	$887,660
$3,587,753	$2,752,746	$595,066	$2,882,748	$310,734	$8,515,403	$806,268
$113,876	$427,448	$–	$4,943	$36,334	$451,845	$116,686
107	–	–	376	1,716	1,742	–
–	3,368	–	–	–	–	–
–	4,084	–	–	–	–	900
–	–	–	–	2,607	–	11,324

17,065	32,862	1,499	13,521	4,000	52,952	1,030
1,421	1,687	89	1,487	751	2,623	92
6,191	1,743	927	4,079	93	11,284	4
1,864	–	–	–	–	–	70
90	78	14	70	8	219	22
354	471	20	7,091	–	176	7
–	2,190	–	–	–	–	–
205	914	54	370	–	–	–
3,728,926	3,227,591	597,669	2,914,685	356,243	9,036,244	936,403

–	–	–	–	2,820	–	10,870
–	3,425	–	–	–	–	1,158
–	3,708	–	–	–	–	–
–	1,528	1,159	–	–	–	371
109	10,918	–	8,666	7,247	4,664	1,238
1,940	3,358	578	3,979	1,345	7,991	542
–	–	1	–	–	–	–
2,045	1,816	158	2,074	195	5,132	533
172	245	62	212	25	253	51
599	485	89	454	54	1,441	121
–	–	–	N/A	–	N/A	N/A
15	3	5	–	1	N/A	N/A
4	6	1	–	3	N/A	N/A
4	8	7	–	5	N/A	N/A
1	1	1	N/A	1	N/A	N/A
15	3	5	–	1	N/A	N/A
13	14	6	–	2	N/A	N/A
4	8	8	–	1	N/A	N/A
–	–	–	–	–	N/A	N/A
10	8	2	8	–	23	3
90	78	14	70	8	219	22
–	6,847	–	–	–	–	–
263	316	204	260	168	264	110
1,966	3,731	231	1,895	–	–	–
7,250	36,506	2,531	17,618	11,876	19,987	15,019

See Notes to Financial Statements.

Janus Growth & Core Funds | 107

Statements of Assets and Liabilities (continued)

	Janus	Janus	Janus
As of October 31, 2009	Balanced	Contrarian	Enterprise	Janus
(all numbers in thousands except net asset value per share)	Fund	Fund	Fund	Fund

Net Assets	$4,658,102	$3,852,080	$2,296,417	$8,221,026
Net Assets Consist of:
Capital (par value and paid-in surplus)*	$4,296,806	$5,151,857	$3,781,446	$12,289,479
Undistributed net investment income/(loss)*	(233)	(3,167)	(56)	5,582
Undistributed net realized gain/(loss) from investments and foreign currency transactions*	(110,855)	(1,221,886)	(1,626,730)	(5,108,328)
Unrealized appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation(2)	472,384	(74,724)	141,757	1,034,293
Total Net Assets	$4,658,102	$3,852,080	$2,296,417	$8,221,026
Net Assets – Class A Shares	$314,935	$68,166	$74,709	$4,237
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,443	5,836	1,759	177
Net Asset Value Per Share(3)	$23.43	$11.68	$42.46	$23.96
Maximum Offering Price Per Share(4)	$24.86	$12.39	$45.05	$25.42
Net Assets – Class C Shares	$248,071	$64,036	$21,706	$5,443
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,601	5,495	512	228
Net Asset Value Per Share(3)	$23.40	$11.65	$42.36	$23.90
Net Assets – Class I Shares	$104,063	$57,734	$416,272	$25,857
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,442	4,936	9,792	1,079
Net Asset Value Per Share	$23.43	$11.70	$42.51	$23.96
Net Assets – Class J Shares	$3,438,753	$3,655,102	$1,521,578	$8,100,358
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	146,816	312,618	35,806	338,269
Net Asset Value Per Share	$23.42	$11.69	$42.50	$23.95
Net Assets – Class R Shares	$49,678	$2,549	$43,798	$781
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,122	218	1,033	33
Net Asset Value Per Share	$23.41	$11.67	$42.41	$23.91
Net Assets – Class S Shares	$502,602	$4,493	$218,354	$84,350
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,457	385	5,144	3,523
Net Asset Value Per Share	$23.42	$11.68	$42.45	$23.95

*	See Note 5 in Notes to Financial Statements.
**	Shares outstanding are not in thousands.

(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Net of foreign tax on investments of $619,862 and $6,847,240 for Janus Contrarian Fund and Janus Orion Fund, respectively.
(3)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(4)	Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

108 | October 31, 2009

Janus Growth
and		Janus	Janus		Janus	Janus
Income	Janus Orion	Research	Research	Janus Triton	Twenty	Venture
Fund	Fund	Core Fund(1)	Fund	Fund	Fund	Fund

$3,721,676	$3,191,085	$595,138	$2,897,067	$344,367	$9,016,257	$921,384

$4,495,365	$4,484,021	$746,840	$6,302,741	$342,300	$7,443,422	$1,061,248
2,054	(209)	1,038	7,529	92	(219)	(22)

(1,181,713)	(1,949,065)	(174,305)	(3,622,613)	(24,328)	(801,289)	(174,938)

405,970	656,338	21,565	209,410	26,303	2,374,343	35,096
$3,721,676	$3,191,085	$595,138	$2,897,067	$344,367	$9,016,257	$921,384
$19,157	$23,859	$6,107	$88	$13,610	N/A	N/A
724	2,642	340	4	1,173	N/A	N/A
$26.47	$9.03	$17.94	$22.49	$11.60	N/A	N/A
$28.08	$9.58	$19.03	$23.86	$12.31	N/A	N/A
$4,760	$9,611	$8,251	$69	$6,018	N/A	N/A
180	1,067	461	3	519	N/A	N/A
$26.42	$9.01	$17.88	$22.44	$11.60	N/A	N/A
$6,761	$9,121	$2,437	$6,821	$4,377	N/A	N/A
255	1,009	136	303	376	N/A	N/A
$26.48	$9.04	$17.91	$22.50	$11.63	N/A	N/A
$3,622,998	$3,133,551	$554,296	$2,890,078	$315,350	$9,016,257	$921,384
136,875	346,841	30,956	128,508	27,187	158,180	23,823
$26.47	$9.03	$17.91	$22.49	$11.60	$57.00	$38.68
$1,789	$1,597	$1,298	N/A	$1,167	N/A	N/A
68	178	73	N/A	100	N/A	N/A
$26.45	$9.02	$17.90	N/A	$11.64	N/A	N/A
$66,211	$13,346	$22,749	$11	$3,845	N/A	N/A
2,503	1,478	1,270	486**	331	N/A	N/A
$26.46	$9.03	$17.92	$22.46	$11.60	N/A	N/A

See Notes to Financial Statements.

Janus Growth & Core Funds | 109

Statements of Operations

	Janus	Janus	Janus
For the fiscal year ended October 31, 2009	Balanced	Contrarian	Enterprise	Janus
(all numbers in thousands)	Fund	Fund	Fund	Fund

Investment Income:
Interest	$78,149	$2,998	$66	$4,285
Securities lending income	–	5	–	–
Dividends	31,472	30,332	14,225	99,598
Dividends from affiliates	258	3,347	121	1,348
Fee Income	11	–	–	–
Foreign tax withheld	(1,461)	(1,450)	(162)	(4,133)
Total Investment Income	108,429	35,232	14,250	101,098
Expenses:
Advisory fees	17,030	24,048	10,107	46,944
Transfer agent expenses	465	1,562	1,029	2,572
Registration fees	221	150	252	243
Custodian fees	98	250	56	98
Audit fees	19	18	16	6
Postage and mailing expenses	398	935	599	1,261
Printing fees	262	447	390	480
Non-interested Trustees’ fees and expenses	110	92	60	219
Short sales dividend expense	–	667	–	–
Short sales interest expense	–	–	–	–
Stock loan fees	–	215	–	–
Administrative fees – Class J Shares(2)	5,797	6,230	2,527	13,082
Administrative fees – Class R Shares	32	2	34	1
Administrative fees – Class S Shares	388	4	174	69
Distribution fees – Class A Shares	234	62	65	4
Distribution fees – Class C Shares	675	218	68	17
Distribution fees – Class R Shares	64	4	67	1
Distribution fees – Class S Shares	388	4	174	69
Networking fees – Class A Shares	43	64	39	2
Networking fees – Class C Shares	66	100	39	3
Networking fees – Class I Shares	6	2	6	1
Other expenses	168	179	118	291
Non-recurring costs (Note 4)	–	–	–	1
Costs assumed by Janus Capital Management LLC (Note 4)	–	–	–	(1)
Total Expenses	26,464	35,253	15,820	65,363
Expense and Fee Offset	(50)	(250)	(98)	(320)
Net Expenses	26,414	35,003	15,722	65,043
Less: Excess Expense Reimbursement	–	(75)	(32)	(2)
Net Expenses after Expense Reimbursement	26,414	34,928	15,690	65,041
Net Investment Income/(Loss)	82,015	304	(1,440)	36,057
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from investment and foreign currency transactions	(66,509)	(970,261)	(248,916)	(1,697,312)
Net realized gain/(loss) from futures contracts	–	–	–	–
Net realized gain/(loss) from short sales	–	(5,566)	–	–
Net realized gain/(loss) from swap contracts	–	–	–	–
Net realized gain/(loss) from options contracts	–	(239,677)	–	30,877
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation(3)	656,231	1,525,672	538,854	2,960,657
Net Gain/(Loss) on Investments	589,722	310,168	289,938	1,294,222
Net Increase/(Decrease) in Net Assets Resulting from Operations	$671,737	$310,472	$288,498	$1,330,279

(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares.”
(3)	Net of foreign tax on investments of $619,862 and $6,847,240 for Janus Contrarian Fund and Janus Orion Fund, respectively.

See Notes to Financial Statements.

110 | October 31, 2009

Janus		Janus	Janus	Janus	Janus	Janus
Growth and Income	Janus Orion	Research	Research	Triton	Twenty	Venture
Fund	Fund	Core Fund(1)	Fund	Fund	Fund	Fund

$7,905	$1,207	$7	$52	$1	$152	$86
–	31	–	–	4	–	–
62,635	25,494	9,155	40,827	2,482	59,059	2,562
691	2,887	30	58	61	3,291	948
–	–	–	–	–	–	–
(2,478)	(880)	(169)	(736)	(13)	(3,073)	(10)
68,753	28,739	9,023	40,201	2,535	59,429	3,586

20,169	16,733	3,073	17,671	1,278	49,894	4,968
1,387	1,863	338	1,697	138	1,422	264
116	103	107	58	98	74	38
65	254	9	143	26	165	39
18	17	21	23	13	18	21
810	960	348	874	177	–	307
375	466	240	392	196	–	219
84	83	12	73	4	258	20
–	69	–	–	–	–	77
–	–	–	–	2	–	66
–	202	–	–	2	–	57
6,024	4,518	903	4,456	353	14,012	1,128
2	1	1	N/A	1	N/A	N/A
54	8	20	–	2	N/A	N/A
16	20	5	–	9	N/A	N/A
15	30	27	–	15	N/A	N/A
3	2	2	N/A	1	N/A	N/A
54	8	20	–	2	N/A	N/A
13	16	7	–	3	N/A	N/A
6	12	13	–	2	N/A	N/A
–	1	–	–	–	N/A	N/A
158	167	69	131	61	1,796	71
1	–	–	–	N/A	1	–
(1)	–	–	–	N/A	(1)	–
29,369	25,533	5,215	25,518	2,383	67,639	7,275
(164)	(224)	(34)	(184)	(12)	(225)	–
29,205	25,309	5,181	25,334	2,371	67,414	7,275
(16)	(6)	(365)	–	(5)	–	–
29,189	25,303	4,816	25,334	2,366	67,414	7,275
39,564	3,436	4,207	14,867	169	(7,985)	(3,689)

(627,685)	(1,148,994)	(153,918)	(648,661)	(15,104)	7,848	(156,432)
–	(75,144)	–	–	–	(31,492)	–
–	(16,120)	–	–	561	–	90
–	28,469	–	2,642	–	–	–
(59,830)	(13,065)	12	596	77	831	(235)

1,310,185	1,902,262	229,183	1,180,316	72,013	1,724,202	371,760
622,670	677,408	75,277	534,893	57,547	1,701,389	215,183
$662,234	$680,844	$79,484	$549,760	$57,716	$1,693,404	$211,494

See Notes to Financial Statements.

Janus Growth & Core Funds | 111

Statements of Changes in Net Assets

	Janus Balanced		Janus Contrarian
For the fiscal years ended October 31	Fund		Fund
(all numbers in thousands)	2009	2008	2009	2008

Operations:
Net investment income/(loss)	$82,015	$66,189	$304	$30,941
Net realized gain/(loss) from investment and foreign currency transactions	(66,509)	64,562	(970,261)	(13,228)
Net realized gain/(loss) from futures contracts	–	–	–	–
Net realized gain/(loss) from short sales	–	–	(5,566)	(63,489)
Net realized gain/(loss) from swap contracts	–	–	–	–
Net realized gain/(loss) from options contracts	–	–	(239,677)	329,236
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	656,231	(703,988)	1,525,672	(3,980,426)
Net Increase/(Decrease) in Net Assets Resulting from Operations	671,737	(573,237)	310,472	(3,696,966)
Dividends and Distributions to Shareholders:
Net investment income*
Class A Shares	(1,386)	N/A	–	N/A
Class C Shares	(685)	N/A	–	N/A
Class I Shares	(278)	N/A	–	N/A
Class J Shares(1)	(87,861)	(65,151)	(18,634)	(31,225)
Class R Shares	(152)	N/A	–	N/A
Class S Shares	(1,946)	N/A	–	N/A
Net realized gain/(loss) from investment transactions*
Class A Shares	–	N/A	–	N/A
Class C Shares	–	N/A	–	N/A
Class I Shares	–	N/A	–	N/A
Class J Shares(1)	(68,357)	(87,037)	(127,435)	(352,470)
Class R Shares	–	N/A	–	N/A
Class S Shares	–	N/A	–	N/A
Return of Capital
Class A Shares	(11)	N/A	N/A	N/A
Class C Shares	(6)	N/A	N/A	N/A
Class I Shares	(2)	N/A	N/A	N/A
Class J Shares(1)	(407)	N/A	(1,859)	N/A
Class R Shares	(1)	N/A	N/A	N/A
Class S Shares	(16)	N/A	N/A	N/A
Net (Decrease) from Dividends and Distributions	(161,108)	(152,188)	(147,928)	(383,695)
Capital Share Transactions:
Shares sold
Class A Shares	94,630	N/A	5,459	N/A
Class C Shares	80,039	N/A	2,844	N/A
Class I Shares	62,887	N/A	43,446	N/A
Class J Shares(1)	1,099,177	774,337	350,283	2,111,914
Class R Shares	29,554	N/A	196	N/A
Class S Shares	67,087	N/A	1,786	N/A
Shares issued in connection with acquisition (see Note 9)
Class A Shares	230,834	N/A	90,442	N/A
Class C Shares	157,683	N/A	76,851	N/A
Class I Shares	46,096	N/A	16,860	N/A
Class R Shares	25,133	N/A	2,074	N/A
Class S Shares	409,342	N/A	4,907	N/A
Reinvested dividends and distributions
Class A Shares	1,129	N/A	–	N/A
Class C Shares	499	N/A	–	N/A
Class I Shares	260	N/A	–	N/A
Class J Shares(1)	153,711	150,171	143,558	375,039
Class R Shares	120	N/A	–	N/A
Class S Shares	1,944	N/A	–	N/A
Shares repurchased
Class A Shares	(38,326)	N/A	(17,010)	N/A
Class C Shares	(9,932)	N/A	(7,338)	N/A
Class I Shares	(7,118)	N/A	(2,630)	N/A
Class J Shares(1)	(567,449)	(624,001)	(947,072)	(2,930,515)
Class R Shares	(8,626)	N/A	(241)	N/A
Class S Shares	(42,738)	N/A	(2,864)	N/A
Net Increase/(Decrease) from Capital Share Transactions	1,785,936	300,507	(238,449)	(443,562)
Net Increase/Decrease in Net Assets	2,296,565	(424,918)	(75,905)	(4,524,223)
Net Assets:
Beginning of period	2,361,537	2,786,455	3,927,985	8,452,208
End of period	$4,658,102	$2,361,537	$3,852,080	$3,927,985

Undistributed net investment income/(loss)*	$(233)	$9,787	$(3,167)	$17,974

*	See Note 5 in Notes to Financial Statements

(1)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares.”

See Notes to Financial Statements.

112 | October 31, 2009

				Janus Growth
Janus Enterprise				and		Janus Orion
Fund		Janus Fund		Income Fund		Fund
2009	2008	2009	2008	2009	2008	2009	2008

$(1,440)	$736	$36,057	$66,354	$39,564	$64,095	$3,436	$31,451

(248,916)	338,257	(1,697,312)	797,191	(627,685)	(398,967)	(1,148,994)	482,892
–	–	–	–	–	–	(75,144)	(5,595)
–	–	–	–	–	–	(16,120)	1,365
–	–	–	–	–	(10,357)	28,469	18,339
–	–	30,877	(12,037)	(59,830)	(14,682)	(13,065)	41,135

538,854	(1,295,005)	2,960,657	(5,806,130)	1,310,185	(2,483,319)	1,902,262	(3,127,027)
288,498	(956,012)	1,330,279	(4,954,622)	662,234	(2,843,230)	680,844	(2,557,440)

–	N/A	–	N/A	(21)	N/A	–	N/A
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	(3)	N/A	–	N/A
–	–	(96,855)	(62,048)	(37,774)	(79,263)	(24,663)	(16,326)
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	(49)	N/A	–	N/A

–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	–	N/A	–	N/A
–	–	–	–	–	(673,823)	–	–
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	–	N/A	–	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(2,380)	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
–	–	(96,855)	(62,048)	(37,847)	(753,086)	(27,043)	(16,326)

9,110	N/A	1,978	N/A	1,116	N/A	2,765	N/A
2,479	N/A	494	N/A	491	N/A	801	N/A
72,432	N/A	14,638	N/A	5,901	N/A	8,481	N/A
229,687	649,837	1,032,025	1,410,540	245,940	400,332	304,003	1,524,851
7,905	N/A	293	N/A	215	N/A	494	N/A
21,057	N/A	5,527	N/A	3,369	N/A	4,793	N/A

81,741	N/A	6,877	N/A	33,776	N/A	21,320	N/A
21,758	N/A	4,751	N/A	3,384	N/A	7,379	N/A
365,389	N/A	18,670	N/A	1,370	N/A	1,203	N/A
33,459	N/A	590	N/A	2,645	N/A	543	N/A
190,930	N/A	74,574	N/A	48,609	N/A	6,068	N/A

–	N/A	–	N/A	20	N/A	–	N/A
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	3	N/A	–	N/A
–	–	94,594	60,491	36,921	738,481	26,546	16,032
–	N/A	–	N/A	–	N/A	–	N/A
–	N/A	–	N/A	48	N/A	–	N/A

(15,927)	N/A	(2,632)	N/A	(2,625)	N/A	(4,160)	N/A
(2,119)	N/A	(343)	N/A	(408)	N/A	(860)	N/A
(39,192)	N/A	(1,314)	N/A	(165)	N/A	(194)	N/A
(344,565)	(529,533)	(1,775,700)	(1,964,814)	(621,124)	(1,304,690)	(536,130)	(1,460,583)
(3,932)	N/A	(102)	N/A	(358)	N/A	(139)	N/A
(19,809)	N/A	(15,612)	N/A	(7,540)	N/A	(510)	N/A
610,403	120,304	(540,692)	(493,783)	(248,412)	(165,877)	(157,597)	80,300
898,901	(835,708)	692,732	(5,510,453)	375,975	(3,762,193)	496,204	(2,493,466)

1,397,516	2,233,224	7,528,294	13,038,747	3,345,701	7,107,894	2,694,881	5,188,347
$2,296,417	$1,397,516	$8,221,026	$7,528,294	$3,721,676	$3,345,701	$3,191,085	$2,694,881

$(56)	$(25)	$5,582	$64,903	$2,054	$(58)	$(209)	$22,099

See Notes to Financial Statements.

Janus Growth & Core Funds | 113

Statements of Changes in Net Assets (continued)

	Janus Research		Janus Research
For the fiscal years ended October 31, 2009	Core Fund(1)		Fund
(all numbers in thousands)	2009	2008	2009	2008

Operations:
Net investment income/(loss)	$4,207	$8,984(2)	$14,867	$9,649
Net realized gain/(loss) from investment and foreign currency transactions	(153,918)	17,348	(648,661)	(70,127)
Net realized gain/(loss) from futures contracts	–	–	–	–
Net realized gain/(loss) from short sales	–	–	–	–
Net realized gain/(loss) from swap contracts	–	(1,608)	2,642	(5,389)
Net realized gain/(loss) from options contracts	12	(215)	596	–
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	229,183	(461,227)(2)	1,180,316	(1,963,789)
Net Increase/(Decrease) in Net Assets Resulting from Operations	79,484	(436,718)	549,760	(2,029,656)
Dividends and Distributions to Shareholders:
Net investment income*
Class A Shares	–	N/A	–	N/A
Class C Shares	–	N/A	–	N/A
Class I Shares	–	N/A	–	N/A
Class J Shares(3)	(8,146)	(8,162)	(20,900)	(4,261)
Class R Shares	–	N/A	–	N/A
Class S Shares	–	N/A	–	N/A
Net realized gain/(loss) from investment transactions*
Class A Shares	–	N/A	–	N/A
Class C Shares	–	N/A	–	N/A
Class I Shares	–	N/A	–	N/A
Class J Shares(3)	(18,689)	(81,266)	–	–
Class R Shares	–	N/A	–	N/A
Class S Shares	–	N/A	–	N/A
Return of Capital
Class J Shares(3)	N/A	N/A	N/A	N/A
Net (Decrease) from Dividends and Distributions	(26,835)	(89,428)	(20,900)	(4,261)
Capital Share Transactions:
Shares sold
Class A Shares	91	N/A	89	N/A
Class C Shares	96	N/A	69	N/A
Class I Shares	1,773	N/A	7,266	N/A
Class J Shares(3)	29,864	83,724	220,437	853,392
Class R Shares	38	N/A	N/A	N/A
Class S Shares	1,362	N/A	11	N/A
Shares issued in connection with acquisition (see Note 9)
Class A Shares	12,273	N/A	N/A	N/A
Class C Shares	8,089	N/A	N/A	N/A
Class I Shares	1,139	N/A	N/A	N/A
Class R Shares	1,391	N/A	N/A	N/A
Class S Shares	26,045	N/A	N/A	N/A
Reinvested dividends and distributions
Class A Shares	–	N/A	N/A	N/A
Class C Shares	–	N/A	N/A	N/A
Class I Shares	–	N/A	N/A	N/A
Class J Shares(3)	26,351	87,706	20,515	4,054
Class R Shares	–	N/A	N/A	N/A
Class S Shares	–	N/A	N/A	N/A
Shares repurchased
Class A Shares	(1,396)	N/A	–	N/A
Class C Shares	(537)	N/A	–	N/A
Class I Shares	(233)	N/A	(92)	N/A
Class J Shares(3)	(111,596)	(231,761)	(470,609)	(1,239,247)
Class R Shares	(153)	N/A	N/A	N/A
Class S Shares	(8,558)	N/A	–	N/A
Net Increase/(Decrease) from Capital Share Transactions	(13,961)	(60,331)	(222,314)	(381,801)
Net Increase/Decrease in Net Assets	38,688	(586,477)	306,546	(2,415,718)
Net Assets:
Beginning of period	556,450	1,142,927	2,590,521	5,006,239
End of period	$595,138	$556,450	$2,897,067	$2,590,521

Undistributed net investment income/(loss)*	$1,038	$4,985(2)	$7,529	$6,674

*	See Note 5 in Notes to Financial Statements

(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Prior year amounts have been reclassified due to the recharacterization of dividend income to return of capital with no impact to net assets.
(3)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares.”

See Notes to Financial Statements.

114 | October 31, 2009

Janus Triton		Janus Twenty		Janus Venture
Fund		Fund		Fund
2009	2008	2009	2008	2009	2008

$169	$(335)	$(7,985)	$(8,041)(2)	$(3,689)	$(5,826)

(15,104)	(10,683)	7,848	523,327(2)	(156,432)	(9,914)
–	–	(31,492)	(16,633)	–	–
561	2,299	–	–	90	585
–	–	–	–	–	–
77	464	831	–	(235)	3,622

72,013	(69,480)	1,724,202	(5,291,524)(2)	371,760	(872,722)
57,716	(77,735)	1,693,404	(4,792,872)	211,494	(884,255)

–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
(60)	–	–	(24,898)	–	–
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A

–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
–	(17,032)	–	–	–	(319,906)
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A

N/A	N/A	(1,411)	N/A	N/A	N/A
(60)	(17,032)	(1,411)	(24,898)	–	(319,906)

11,395	N/A	N/A	N/A	N/A	N/A
2,774	N/A	N/A	N/A	N/A	N/A
3,786	N/A	N/A	N/A	N/A	N/A
197,026	109,888	468,313	1,011,075	19,837	31,117
407	N/A	N/A	N/A	N/A	N/A
3,011	N/A	N/A	N/A	N/A	N/A

5,739	N/A	N/A	N/A	N/A	N/A
3,039	N/A	N/A	N/A	N/A	N/A
774	N/A	N/A	N/A	N/A	N/A
910	N/A	N/A	N/A	N/A	N/A
815	N/A	N/A	N/A	N/A	N/A

–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A
60	16,261	1,381	24,383	–	308,642
–	N/A	N/A	N/A	N/A	N/A
–	N/A	N/A	N/A	N/A	N/A

(4,824)	N/A	N/A	N/A	N/A	N/A
(321)	N/A	N/A	N/A	N/A	N/A
(28)	N/A	N/A	N/A	N/A	N/A
(60,462)	(60,418)	(816,669)	(1,315,914)	(70,827)	(138,884)
(114)	N/A	N/A	N/A	N/A	N/A
(128)	N/A	N/A	N/A	N/A	N/A
163,859	65,731	(346,975)	(280,456)	(50,990)	200,875
221,515	(29,036)	1,345,018	(5,098,226)	160,504	(1,003,286)

122,852	151,888	7,671,239	12,769,465	760,880	1,764,166
$344,367	$122,852	$9,016,257	$7,671,239	$921,384	$760,880

$92	$7	$(219)	$252(2)	$(22)	$(129)

See Notes to Financial Statements.

Janus Growth & Core Funds | 115

Financial Highlights

Class A Shares

For a share outstanding during	Janus Balanced Fund	Janus Contrarian Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$21.31	$10.42
Income from Investment Operations:
Net investment income/(loss)	(.05)	(.02)
Net gains/(losses) on investments (both realized and unrealized)	2.28	1.28
Total from Investment Operations	2.23	1.26
Less Distributions and Other:
Dividends (from net investment income)*	(.11)	–
Distributions (from capital gains)*	–	–
Return of Capital	–(2)	N/A
Total Distributions and Other	(.11)	–
Net Asset Value, End of Period	$23.43	$11.68
Total Return**	10.43%	12.09%
Net Assets, End of Period (in thousands)	$314,935	$68,166
Average Net Assets for the Period (in thousands)	$288,992	$76,549
Ratio of Gross Expenses to Average Net Assets***(3)	0.89%	1.36%
Ratio of Net Expenses to Average Net Assets***(3)	0.89%	1.34%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.35%	(0.36)%
Portfolio Turnover Rate***	158%	80%

Class A Shares

For a share outstanding during	Janus Enterprise Fund	Janus Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$36.63	$20.86
Income from Investment Operations:
Net investment income/(loss)	–	.01
Net gains/(losses) on investments (both realized and unrealized)	5.83	3.09
Total from Investment Operations	5.83	3.10
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$42.46	$23.96
Total Return**	15.92%	14.86%
Net Assets, End of Period (in thousands)	$74,709	$4,237
Average Net Assets for the Period (in thousands)	$79,792	$5,256
Ratio of Gross Expenses to Average Net Assets***(3)	1.20%	1.04%
Ratio of Net Expenses to Average Net Assets***(3)	1.19%	1.03%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.23)%	0.09%
Portfolio Turnover Rate***	41%	60%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

116 | October 31, 2009

Class A Shares

For a share outstanding during	Janus Growth and Income Fund	Janus Orion Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$23.24	$7.59
Income from Investment Operations:
Net investment income/(loss)	.03	(.01)
Net gains/(losses) on investments (both realized and unrealized)	3.23	1.45
Total from Investment Operations	3.26	1.44
Less Distributions:
Dividends (from net investment income)*	(.03)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.03)	–
Net Asset Value, End of Period	$26.47	$9.03
Total Return**	14.02%	18.97%
Net Assets, End of Period (in thousands)	$19,157	$23,859
Average Net Assets for the Period (in thousands)	$19,612	$24,760
Ratio of Gross Expenses to Average Net Assets***(2)	0.99%	1.18%(3)
Ratio of Net Expenses to Average Net Assets***(2)	0.98%	1.16%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.31%	(0.36)%
Portfolio Turnover Rate***	40%	125%

Class A Shares

For a share outstanding during	Janus Research Core Fund(4)	Janus Research Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$15.44	$19.41
Income from Investment Operations:
Net investment income/(loss)	.04	.02
Net gains/(losses) on investments (both realized and unrealized)	2.46	3.06
Total from Investment Operations	2.50	3.08
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$17.94	$22.49
Total Return**	16.19%	15.87%
Net Assets, End of Period (in thousands)	$6,107	$88
Average Net Assets for the Period (in thousands)	$6,725	$24
Ratio of Gross Expenses to Average Net Assets***(2)	0.95%	1.24%
Ratio of Net Expenses to Average Net Assets***(2)	0.93%	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.57%	0.02%
Portfolio Turnover Rate***	58%	83%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.16% and 1.14%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(4)	Formerly named Janus Fundamental Equity Fund.

See Notes to Financial Statements.

Janus Growth & Core Funds | 117

Financial Highlights  (continued)

Class A Shares

For a share outstanding during	Janus Triton Fund
the period ended October 31, 2009	2009(1)

Net Asset Value, Beginning of Period	$10.26
Income from Investment Operations:
Net investment income/(loss)	.03
Net gains/(losses) on investments (both realized and unrealized)	1.31
Total from Investment Operations	1.34
Less Distributions:
Dividends (from net investment income)*	–
Distributions (from capital gains)*	–
Total Distributions	–
Net Asset Value, End of Period	$11.60
Total Return**	13.06%
Net Assets, End of Period (in thousands)	$13,610
Average Net Assets for the Period (in thousands)	$11,470
Ratio of Gross Expenses to Average Net Assets***(2)	1.34%(3)
Ratio of Net Expenses to Average Net Assets***(2)	1.33%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.99%
Portfolio Turnover Rate***	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.34% and 1.33%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

118 | October 31, 2009

Class C Shares

For a share outstanding during	Janus Balanced Fund	Janus Contrarian Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$21.31	$10.42
Income from Investment Operations:
Net investment income/(loss)	(.09)	(.05)
Net gains/(losses) on investments (both realized and unrealized)	2.25	1.28
Total from Investment Operations	2.16	1.23
Less Distributions and Other:
Dividends (from net investment income)*	(.07)	–
Distributions (from capital gains)*	–	–
Return of Capital	–(2)	N/A
Total Distributions and Other	(.07)	–
Net Asset Value, End of Period	$23.40	$11.65
Total Return**	10.13%	11.80%
Net Assets, End of Period (in thousands)	$248,071	$64,036
Average Net Assets for the Period (in thousands)	$208,912	$67,507
Ratio of Gross Expenses to Average Net Assets***(3)	1.70%	2.11%
Ratio of Net Expenses to Average Net Assets***(3)	1.69%	2.09%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.54%	(1.12)%
Portfolio Turnover Rate***	158%	80%

Class C Shares

For a share outstanding during	Janus Enterprise Fund	Janus Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$36.63	$20.86
Income from Investment Operations:
Net investment income/(loss)	(.10)	(.05)
Net gains/(losses) on investments (both realized and unrealized)	5.83	3.09
Total from Investment Operations	5.73	3.04
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$42.36	$23.90
Total Return**	15.64%	14.57%
Net Assets, End of Period (in thousands)	$21,706	$5,443
Average Net Assets for the Period (in thousands)	$21,146	$5,221
Ratio of Gross Expenses to Average Net Assets***(3)	1.96%	1.79%
Ratio of Net Expenses to Average Net Assets***(3)	1.94%	1.78%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.98)%	(0.69)%
Portfolio Turnover Rate***	41%	60%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Janus Growth & Core Funds | 119

Financial Highlights  (continued)

Class C Shares

For a share outstanding during	Janus Growth and Income Fund	Janus Orion Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$23.24	$7.59
Income from Investment Operations:
Net investment income/(loss)	(.03)	(.03)
Net gains/(losses) on investments (both realized and unrealized)	3.21	1.45
Total from Investment Operations	3.18	1.42
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$26.42	$9.01
Total Return**	13.68%	18.71%
Net Assets, End of Period (in thousands)	$4,760	$9,611
Average Net Assets for the Period (in thousands)	$4,673	$9,297
Ratio of Gross Expenses to Average Net Assets***(2)	1.74%	1.95%(3)
Ratio of Net Expenses to Average Net Assets***(2)	1.73%	1.93%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.43)%	(1.14)%
Portfolio Turnover Rate***	40%	125%

Class C Shares

For a share outstanding during	Janus Research Core Fund(4)	Janus Research Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$15.44	$19.41
Income from Investment Operations:
Net investment income/(loss)	(.01)	.01
Net gains/(losses) on investments (both realized and unrealized)	2.45	3.02
Total from Investment Operations	2.44	3.03
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$17.88	$22.44
Total Return**	15.80%	15.61%
Net Assets, End of Period (in thousands)	$8,251	$69
Average Net Assets for the Period (in thousands)	$8,280	$25
Ratio of Gross Expenses to Average Net Assets***(2)	1.70%	1.94%
Ratio of Net Expenses to Average Net Assets***(2)	1.68%	1.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.19)%	(0.47)%
Portfolio Turnover Rate***	58%	83%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.93% and 1.91%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(4)	Formerly named Janus Fundamental Equity Fund.

See Notes to Financial Statements.

120 | October 31, 2009

Class C Shares

For a share outstanding during	Janus Triton Fund
the period ended October 31, 2009	2009(1)

Net Asset Value, Beginning of Period	$10.26
Income from Investment Operations:
Net investment income/(loss)	–
Net gains/(losses) on investments (both realized and unrealized)	1.34
Total from Investment Operations	1.34
Less Distributions:
Dividends (from net investment income)*	–
Distributions (from capital gains)*	–
Total Distributions	–
Net Asset Value, End of Period	$11.60
Total Return**	13.06%
Net Assets, End of Period (in thousands)	$6,018
Average Net Assets for the Period (in thousands)	$4,585
Ratio of Gross Expenses to Average Net Assets***(2)	2.09%(3)
Ratio of Net Expenses to Average Net Assets***(2)	2.07%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.02)%
Portfolio Turnover Rate***	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 2.09% and 2.07%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

Janus Growth & Core Funds | 121

Financial Highlights  (continued)

Class I Shares

For a share outstanding during	Janus Balanced Fund	Janus Contrarian Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$21.31	$10.42
Income from Investment Operations:
Net investment income/(loss)	.04	–
Net gains/(losses) on investments (both realized and unrealized)	2.20	1.28
Total from Investment Operations	2.24	1.28
Less Distributions and Other:
Dividends (from net investment income)*	(.12)	–
Distributions (from capital gains)*	–	–
Return of Capital	–(2)	N/A
Total Distributions and Other	(.12)	–
Net Asset Value, End of Period	$23.43	$11.70
Total Return**	10.50%	12.28%
Net Assets, End of Period (in thousands)	$104,063	$57,734
Average Net Assets for the Period (in thousands)	$56,942	$27,329
Ratio of Gross Expenses to Average Net Assets***(3)	0.63%	0.94%
Ratio of Net Expenses to Average Net Assets***(3)	0.62%	0.90%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.57%	(0.13)%
Portfolio Turnover Rate***	158%	80%

Class I Shares

For a share outstanding during	Janus Enterprise Fund	Janus Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$36.63	$20.86
Income from Investment Operations:
Net investment income/(loss)	.05	.02
Net gains/(losses) on investments (both realized and unrealized)	5.83	3.08
Total from Investment Operations	5.88	3.10
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$42.51	$23.96
Total Return**	16.05%	14.86%
Net Assets, End of Period (in thousands)	$416,272	$25,857
Average Net Assets for the Period (in thousands)	$395,409	$18,996
Ratio of Gross Expenses to Average Net Assets***(3)	0.82%	0.73%
Ratio of Net Expenses to Average Net Assets***(3)	0.81%	0.71%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.16%	0.31%
Portfolio Turnover Rate***	41%	60%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

122 | October 31, 2009

Class I Shares

For a share outstanding during	Janus Growth and Income Fund	Janus Orion Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$23.24	$7.59
Income from Investment Operations:
Net investment income/(loss)	.04	–
Net gains/(losses) on investments (both realized and unrealized)	3.24	1.45
Total from Investment Operations	3.28	1.45
Less Distributions:
Dividends (from net investment income)*	(.04)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.04)	–
Net Asset Value, End of Period	$26.48	$9.04
Total Return**	14.12%	19.10%
Net Assets, End of Period (in thousands)	$6,761	$9,121
Average Net Assets for the Period (in thousands)	$2,059	$2,354
Ratio of Gross Expenses to Average Net Assets***(2)	0.72%	0.74%(3)
Ratio of Net Expenses to Average Net Assets***(2)	0.67%	0.66%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.42%	(0.31)%
Portfolio Turnover Rate***	40%	125%

Class I Shares

For a share outstanding during	Janus Research Core Fund(4)	Janus Research Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$15.44	$19.41
Income from Investment Operations:
Net investment income/(loss)	.01	–
Net gains/(losses) on investments (both realized and unrealized)	2.46	3.09
Total from Investment Operations	2.47	3.09
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$17.91	$22.50
Total Return**	16.00%	15.92%
Net Assets, End of Period (in thousands)	$2,437	$6,821
Average Net Assets for the Period (in thousands)	$1,092	$794
Ratio of Gross Expenses to Average Net Assets***(2)	0.69%	1.02%
Ratio of Net Expenses to Average Net Assets***(2)	0.65%	0.85%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.58%	(0.57)%
Portfolio Turnover Rate***	58%	83%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 0.73% and 0.65%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(4)	Formerly named Janus Fundamental Equity Fund.

See Notes to Financial Statements.

Janus Growth & Core Funds | 123

Financial Highlights  (continued)

Class I Shares

For a share outstanding during	Janus Triton Fund
the period ended October 31, 2009	2009(1)

Net Asset Value, Beginning of Period	$10.26
Income from Investment Operations:
Net investment income/(loss)	.01
Net gains/(losses) on investments (both realized and unrealized)	1.36
Total from Investment Operations	1.37
Less Distributions:
Dividends (from net investment income)*	–
Distributions (from capital gains)*	–
Total Distributions	–
Net Asset Value, End of Period	$11.63
Total Return**	13.35%
Net Assets, End of Period (in thousands)	$4,377
Average Net Assets for the Period (in thousands)	$1,277
Ratio of Gross Expenses to Average Net Assets***(2)	1.01%(3)
Ratio of Net Expenses to Average Net Assets***(2)	0.97%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.73%
Portfolio Turnover Rate***	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.01% and 0.97%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

124 | October 31, 2009

Class J Shares(1)

For a share outstanding during	Janus Balanced Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$20.58	$27.00	$24.07	$21.62	$20.33
Income from Investment Operations:
Net investment income/(loss)	.36	.59	.59	.43	.42
Net gains/(losses) on investments (both realized and unrealized)	3.80	(5.58)	2.91	2.45	1.28
Total from Investment Operations	4.16	(4.99)	3.50	2.88	1.70
Less Distributions and Other:
Dividends (from net investment income)*	(.74)	(.59)	(.57)	(.43)	(.41)
Distributions (from capital gains)*	(.58)	(.84)	–	–	–
Return of Capital	–(2)	N/A	N/A	N/A	N/A
Total Distributions and Other	(1.32)	(1.43)	(.57)	(.43)	(.41)
Net Asset Value, End of Period	$23.42	$20.58	$27.00	$24.07	$21.62
Total Return	21.56%	(19.34)%	14.73%	13.41%	8.43%
Net Assets, End of Period (in thousands)	$3,438,753	$2,361,537	$2,786,455	$2,478,237	$2,507,307
Average Net Assets for the Period (in thousands)	$2,749,762	$2,733,572	$2,593,935	$2,499,295	$2,720,829
Ratio of Gross Expenses to Average Net Assets(3)(4)	0.82%	0.79%	0.79%	0.82%	0.80%
Ratio of Net Expenses to Average Net Assets(3)	0.82%	0.79%	0.79%	0.81%	0.79%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.72%	2.42%	2.34%	1.85%	1.93%
Portfolio Turnover Rate	158%	109%	60%	50%	47%

Class J Shares(1)

For a share outstanding during	Janus Contrarian Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$10.90	$21.19	$17.44	$14.20	$11.74
Income from Investment Operations:
Net investment income/(loss)	–	.07	.06	.21	.05
Net gains/(losses) on investments (both realized and unrealized)	1.22	(9.40)	5.71	3.25	2.44
Total from Investment Operations	1.22	(9.33)	5.77	3.46	2.49
Less Distributions and Other:
Dividends (from net investment income)*	(.05)	(.08)	(.21)	(.04)	(.03)
Distributions (from capital gains)*	(.37)	(.88)	(1.81)	(.18)	.00
Return of Capital	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	(.43)	(.96)	(2.02)	(.22)	(.03)
Net Asset Value, End of Period	$11.69	$10.90	$21.19	$17.44	$14.20
Total Return	12.35%	(46.02)%	36.17%	24.60%	21.19%
Net Assets, End of Period (in thousands)	$3,655,102	$3,927,985	$8,452,208	$4,002,929	$2,906,324
Average Net Assets for the Period (in thousands)	$3,398,196	$7,251,667	$6,378,807	$3,511,568	$2,716,329
Ratio of Gross Expenses to Average Net Assets(3)(4)	1.01%(5)	1.01%	0.97%	0.95%	0.93%
Ratio of Net Expenses to Average Net Assets(3)	1.00%(5)	1.00%	0.96%	0.94%	0.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.02%	0.43%	0.38%	1.41%	0.45%
Portfolio Turnover Rate	80%	52%	28%	39%	42%

*	See Note 5 in Notes to Financial Statements.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 0.98% and 0.98%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

Janus Growth & Core Funds | 125

Financial Highlights  (continued)

Class J Shares(1)

For a share outstanding during	Janus Enterprise Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$35.71	$59.39	$45.65	$39.48	$33.73
Income from Investment Operations:
Net investment income/(loss)	(.01)	.05	(.01)	(.04)	–
Net gains/(losses) on investments (both realized and unrealized)	6.80	(23.73)	13.75	6.21	5.75
Total from Investment Operations	6.79	(23.68)	13.74	6.17	5.75
Less Distributions:
Dividends (from net investment income)*	–	–	–	–	–
Distributions (from capital gains)*	–	–	–	–	–
Total Distributions	–	–	–	–	–
Net Asset Value, End of Period	$42.50	$35.71	$59.39	$45.65	$39.48
Total Return	19.01%	(39.87)%	30.10%	15.63%	17.05%
Net Assets, End of Period (in thousands)	$1,521,578	$1,397,516	$2,233,224	$1,743,616	$1,703,542
Average Net Assets for the Period (in thousands)	$1,335,838	$2,025,505	$1,926,163	$1,778,532	$1,728,579
Ratio of Gross Expenses to Average Net Assets(2)(3)	0.99%	0.92%	0.94%	1.00%	0.96%
Ratio of Net Expenses to Average Net Assets(2)	0.98%	0.92%	0.93%	0.99%	0.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.09)%	0.04%	(0.04)%	(0.24)%	(0.30)%
Portfolio Turnover Rate	41%	69%	32%	40%	28%

Class J Shares(1)

For a share outstanding during	Janus Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$20.35	$33.66	$27.43	$24.44	$22.69
Income from Investment Operations:
Net investment income/(loss)	.11	.18	.16	.09	.02
Net gains/(losses) on investments (both realized and unrealized)	3.76	(13.33)	6.17	2.92	1.73
Total from Investment Operations	3.87	(13.15)	6.33	3.01	1.75
Less Distributions:
Dividends (from net investment income)*	(.27)	(.16)	(.10)	(.02)	–
Distributions (from capital gains)*	–	–	–	–	–
Total Distributions	(.27)	(.16)	(.10)	(.02)	–
Net Asset Value, End of Period	$23.95	$20.35	$33.66	$27.43	$24.44
Total Return	19.35%	(39.24)%	23.12%	12.31%	7.71%
Net Assets, End of Period (in thousands)	$8,100,358	$7,528,294	$13,038,747	$11,208,629	$11,142,921
Average Net Assets for the Period (in thousands)	$7,312,389	$10,973,577	$11,816,878	$11,232,055	$12,310,464
Ratio of Gross Expenses to Average Net Assets(2)(3)	0.89%	0.88%	0.88%	0.90%	0.88%
Ratio of Net Expenses to Average Net Assets(2)	0.88%	0.87%	0.87%	0.90%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.49%	0.60%	0.52%	0.34%	0.07%
Portfolio Turnover Rate	60%	95%	32%	69%	78%

*	See Note 5 in Notes to Financial Statements.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	See Note 6 in Notes to Financial Statements.
(3)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of gross expenses to average net assets and was less than 0.01%.

See Notes to Financial Statements.

126 | October 31, 2009

Class J Shares(1)

For a share outstanding during	Janus Growth and Income Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$21.90	$44.20	$37.36	$33.97	$29.29
Income from Investment Operations:
Net investment income/(loss)	.28	.38	.63	.61	.24
Net gains/(losses) on investments (both realized and unrealized)	4.56	(17.92)	6.86	3.30	4.66
Total from Investment Operations	4.84	(17.54)	7.49	3.91	4.90
Less Distributions:
Dividends (from net investment income)*	(.27)	(.49)	(.65)	(.52)	(.22)
Distributions (from capital gains)*	–	(4.27)	–	–	–
Total Distributions	(.27)	(4.76)	(.65)	(.52)	(.22)
Net Asset Value, End of Period	$26.47	$21.90	$44.20	$37.36	$33.97
Total Return	22.32%	43.79%	20.22%	11.56%	16.79%
Net Assets, End of Period (in thousands)	$3,622,998	$3,345,701	$7,107,894	$6,780,817	$5,734,941
Average Net Assets for the Period (in thousands)	$3,231,514	$5,463,501	$6,738,311	$6,677,364	$5,454,668
Ratio of Gross Expenses to Average Net Assets(2)(4)	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of Net Expenses to Average Net Assets(2)	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio Turnover Rate	40%	76%	54%	50%	38%

Class J Shares(1)

For a share outstanding during	Janus Orion Fund
each fiscal year ended October 31	2009	2008	2007	2006(3)	2005

Net Asset Value, Beginning of Period	$7.14	$13.57	$9.49	$7.80	$6.25
Income from Investment Operations:
Net investment income/(loss)	.01	.08	.03	.04	.03
Net gains/(losses) on investments (both realized and unrealized)	1.95	(6.47)	4.07	1.71	1.52
Total from Investment Operations	1.96	(6.39)	4.10	1.75	1.55
Less Distributions and Other:
Dividends (from net investment income)*	(.06)	(.04)	(.02)	(.06)	–
Distributions (from capital gains)*	–	–	–	–	–
Return of Capital	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	(.07)	(.04)	(.02)	(.06)	–
Net Asset Value, End of Period	$9.03	$7.14	$13.57	$9.49	$7.80
Total Return	27.96%	(47.21)%	43.32%	22.58%	24.80%
Net Assets, End of Period (in thousands)	$3,133,551	$2,694,881	$5,188,347	$3,243,102	$691,401
Average Net Assets for the Period (in thousands)	$2,600,372	$4,709,077	$3,773,555	$966,223	$590,421
Ratio of Gross Expenses to Average Net Assets(2)(4)	0.97%(5)	0.94%(5)	0.93%	1.00%	1.02%
Ratio of Net Expenses to Average Net Assets(2)	0.96%(5)	0.94%(5)	0.92%	0.99%	1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.14%	0.67%	0.34%	0.80%	0.52%
Portfolio Turnover Rate	125%	144%	24%	63%	68%

*	See Note 5 in Notes to Financial Statements.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	See Note 6 in Notes to Financial Statements.
(3)	Effective October 31, 2006, Janus Olympus Fund merged into Janus Orion Fund.
(4)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 0.96% and 0.95%, respectively in 2009 and 0.93% and 0.92%, respectively in 2008, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

Janus Growth & Core Funds | 127

Financial Highlights  (continued)

Class J Shares(1)

For a share outstanding during	Janus Research Core Fund(2)
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$16.02	$30.28	$25.43	$22.15	$18.78
Income from Investment Operations:
Net investment income/(loss)	.13	.25	.14	.11	.11
Net gains/(losses) on investments (both realized and unrealized)	2.56	(12.10)	4.85	3.24	3.34
Total from Investment Operations	2.69	(11.85)	4.99	3.35	3.45
Less Distributions:
Dividends (from net investment income)*	(.25)	(.22)	(.11)	(.07)	(.08)
Distributions (from capital gains)*	(.55)	(2.19)	(.03)	–	–
Total Distributions	(.80)	(2.41)	(.14)	(.07)	(.08)
Net Asset Value, End of Period	$17.91	$16.02	$30.28	$25.43	$22.15
Total Return	18.35%	(42.21)%	19.71%	15.15%	18.44%
Net Assets, End of Period (in thousands)	$554,296	$556,450	$1,142,927	$1,018,315	$720,889
Average Net Assets for the Period (in thousands)	$498,688	$889,958	$1,067,882	$955,696	$652,913
Ratio of Gross Expenses to Average Net Assets(3)	0.94%	0.91%	0.87%	0.92%	0.90%
Ratio of Net Expenses to Average Net Assets(3)	0.93%	0.90%	0.87%	0.91%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.84%	1.01%(4)	0.48%	0.49%	0.50%
Portfolio Turnover Rate	58%	157%	33%	46%	74%

Class J Shares(1)

For a share outstanding during	Janus Research Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$18.25	$32.09	$24.19	$22.05	$19.48
Income from Investment Operations:
Net investment income/(loss)	.17	.05	.03	.02	.09
Net gains/(losses) on investments (both realized and unrealized)	4.23	(13.86)	7.89	2.18	2.51
Total from Investment Operations	4.40	(13.81)	7.92	2.20	2.60
Less Distributions:
Dividends (from net investment income)*	(.16)	(.03)	(.02)	(.06)	(.03)
Distributions (from capital gains)*	–	–	–	–	–
Total Distributions	(.16)	(.03)	(.02)	(.06)	(.03)
Net Asset Value, End of Period	$22.49	$18.25	$32.09	$24.19	$22.05
Total Return	24.29%	(43.08)%	32.76%	10.00%	13.35%
Net Assets, End of Period (in thousands)	$2,890,078	$2,590,521	$5,006,239	$3,876,997	$4,473,431
Average Net Assets for the Period (in thousands)	$2,505,457	$4,097,719	$4,266,701	$4,052,013	$4,447,616
Ratio of Gross Expenses to Average Net Assets(3)	1.02%	1.06%	1.01%	0.98%	0.93%
Ratio of Net Expenses to Average Net Assets(3)	1.01%	1.05%	1.00%	0.97%	0.92%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.59%	0.24%	0.11%	0.11%	0.42%
Portfolio Turnover Rate	83%	102%	72%	147%	38%

*	See Note 5 in Notes to Financial Statements.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	Formerly named Janus Fundamental Equity Fund.
(3)	See Note 6 in Notes to Financial Statements.
(4)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% for Class J Shares. The adjustment had no impact on total net assets or total return of the class.

See Notes to Financial Statements.

128 | October 31, 2009

Class J Shares(1)

For a share outstanding during	Janus Triton Fund
each fiscal year or period ended October 31	2009	2008	2007	2006	2005(2)

Net Asset Value, Beginning of Period	$8.89	$17.13	$13.09	$10.86	$10.00
Income from Investment Operations:
Net investment income/(loss)	.01	.02	–	.01	–
Net gains/(losses) on investments (both realized and unrealized)	2.70	(6.36)	4.22	2.27	0.86
Total from Investment Operations	2.71	(6.34)	4.22	2.28	0.86
Less Distributions and Other:
Dividends (from net investment income)*	–(3)	–	–	(.03)	–
Distributions (from capital gains)*	–	(1.90)	(.18)	(.02)	–
Return of Capital	N/A	–(4)	N/A	N/A	N/A
Total Distributions and Other	–	(1.90)	(.18)	(.05)	–
Net Asset Value, End of Period	$11.60	$8.89	$17.13	$13.09	$10.86
Total Return**	30.55%	(41.05)%	32.57%	21.06%	8.60%
Net Assets, End of Period (in thousands)	$315,350	$122,852	$151,888	$111,993	$37,695
Average Net Assets for the Period (in thousands)	$193,298	$143,209	$120,057	$105,268	$25,904
Ratio of Gross Expenses to Average Net Assets***(5)(6)	1.18%(7)	1.20%(7)	1.13%	1.11%	1.27%
Ratio of Net Expenses to Average Net Assets***(5)	1.17%(7)	1.20%(7)	1.11%	1.09%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.06%	(0.23)%	(0.28)%	0.12%	(0.24)%
Portfolio Turnover Rate***	50%	88%	93%	262%	48%

Class J Shares(1)

For a share outstanding during	Janus Twenty Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$46.29	$74.70	$52.93	$47.63	$39.60
Income from Investment Operations:
Net investment income/(loss)	.06	.01	.15	.32	.10
Net gains/(losses) on investments (both realized and unrealized)	10.66	(28.27)	21.94	5.08	7.94
Total from Investment Operations	10.72	(28.26)	22.09	5.40	8.04
Less Distributions and Other:
Dividends (from net investment income)*	–	(.15)	(.32)	(.10)	(.01)
Distributions (from capital gains)*	–	–	–	–	–
Return of Capital	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	(.01)	(.15)	(.32)	(.10)	(.01)
Net Asset Value, End of Period	$57.00	$46.29	$74.70	$52.93	$47.63
Total Return	23.16%	(37.91)%	41.95%	11.35%	20.31%
Net Assets, End of Period (in thousands)	$9,016,257	$7,671,239	$12,769,465	$9,582,463	$9,612,503
Average Net Assets for the Period (in thousands)	$7,846,950	$11,801,120	$10,355,207	$9,511,589	$9,458,921
Ratio of Gross Expenses to Average Net Assets(5)(6)	0.86%	0.85%	0.88%(8)	0.88%(8)	0.86%
Ratio of Net Expenses to Average Net Assets(5)	0.86%	0.84%	0.88%(8)	0.87%(8)	0.86%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.10)%	(0.07)%(9)	0.22%	0.60%	0.21%
Portfolio Turnover Rate	32%	42%	20%	41%	44%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	Period from February 25, 2005 (inception date) through October 31, 2005.
(3)	Dividends (from net investment income) aggregated less than $.01 on a per share basis for the fiscal year or period ended.
(4)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2008.
(5)	See Note 6 in Notes to Financial Statements.
(6)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(7)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.18% and 1.17%, respectively, in 2009 and 1.16% and 1.16%, respectively, in 2008 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(8)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 0.86% and 0.86%, respectively, in 2007 and 0.87% and 0.87%, respectively, in 2006, without the inclusion of dividends and interest on short positions and any stock loan fees.
(9)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.09% for Class J Shares. The adjustment had no impact on total net assets or total return of the class.

See Notes to Financial Statements.

Janus Growth & Core Funds | 129

Financial Highlights  (continued)

Class J Shares(1)

For a share outstanding during	Janus Venture Fund
each fiscal year ended October 31	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$29.82	$79.09	$65.75	$56.82	$51.57
Income from Investment Operations:
Net investment income/(loss)	–	.07	(.02)	(.06)	–
Net gains/(losses) on investments (both realized and unrealized)	8.86	(34.87)	20.85	11.92	5.25
Total from Investment Operations	8.86	(34.80)	20.83	11.86	5.25
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	–	–
Distributions (from capital gains)*	–	(14.47)	(7.49)	(2.93)	–
Return of Capital	N/A	–(2)	N/A	N/A	N/A
Total Distributions and Other	–	(14.47)	(7.49)	(2.93)	–
Net Asset Value, End of Period	$38.68	$29.82	$79.09	$65.75	$56.82
Total Return	29.71%	(52.62)%	34.68%	21.69%	10.18%
Net Assets, End of Period (in thousands)	$921,384	$760,880	$1,764,166	$1,398,455	$1,293,150
Average Net Assets for the Period (in thousands)	$776,334	$1,268,992	$1,549,495	$1,353,079	$1,367,775
Ratio of Gross Expenses to Average Net Assets(3)(4)	0.93%(5)	0.90%(5)	0.88%	0.91%	0.87%
Ratio of Net Expenses to Average Net Assets(3)	0.93%(5)	0.90%(5)	0.87%	0.91%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.48)%	(0.46)%	(0.49)%	(0.55)%	(0.64)%
Portfolio Turnover Rate	40%	31%	57%	55%	63%

*	See Note 5 in Notes to Financial Statements.
(1)	Effective July 6, 2009, the Fund designated its initial share class as “Class J Shares.”
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2008.
(3)	See Note 6 in Notes to Financial Statements.
(4)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 0.91% and 0.91%, respectively, in 2009 and 0.89% and 0.89%, respectively, in 2008 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

130 | October 31, 2009

Class R Shares

For a share outstanding during	Janus Balanced Fund	Janus Contrarian Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$21.31	$10.42
Income from Investment Operations:
Net investment income/(loss)	(.06)	(.03)
Net gains/(losses) on investments (both realized and unrealized)	2.24	1.28
Total from Investment Operations	2.18	1.25
Less Distributions and Other:
Dividends (from net investment income)*	(.08)	–
Distributions (from capital gains)*	–	–
Return of Capital	–(2)	N/A
Total Distributions and Other	(.08)	–
Net Asset Value, End of Period	$23.41	$11.67
Total Return**	10.25%	12.00%
Net Assets, End of Period (in thousands)	$49,678	$2,549
Average Net Assets for the Period (in thousands)	$39,380	$2,682
Ratio of Gross Expenses to Average Net Assets***(3)	1.35%	1.67%
Ratio of Net Expenses to Average Net Assets***(3)	1.34%	1.65%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.88%	(0.68)%
Portfolio Turnover Rate***	158%	80%

Class R Shares

For a share outstanding during	Janus Enterprise Fund	Janus Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$36.63	$20.86
Income from Investment Operations:
Net investment income/(loss)	(.05)	(.02)
Net gains/(losses) on investments (both realized and unrealized)	5.83	3.07
Total from Investment Operations	5.78	3.05
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$42.41	$23.91
Total Return**	15.78%	14.62%
Net Assets, End of Period (in thousands)	$43,798	$781
Average Net Assets for the Period (in thousands)	$41,524	$776
Ratio of Gross Expenses to Average Net Assets***(3)	1.57%	1.45%
Ratio of Net Expenses to Average Net Assets***(3)	1.55%	1.44%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.58)%	(0.34)%
Portfolio Turnover Rate***	41%	60%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Janus Growth & Core Funds | 131

Financial Highlights  (continued)

Class R Shares

For a share outstanding during	Janus Growth and Income Fund	Janus Orion Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$23.24	$7.59
Income from Investment Operations:
Net investment income/(loss)	(.01)	(.01)
Net gains/(losses) on investments (both realized and unrealized)	3.23	1.44
Total from Investment Operations	3.22	1.43
Less Distributions:
Dividends (from net investment income)*	(.01)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.01)	–
Net Asset Value, End of Period	$26.45	$9.02
Total Return**	13.83%	18.84%
Net Assets, End of Period (in thousands)	$1,789	$1,597
Average Net Assets for the Period (in thousands)	$1,853	$1,374
Ratio of Gross Expenses to Average Net Assets***(2)	1.45%	1.49%(3)
Ratio of Net Expenses to Average Net Assets***(2)	1.44%	1.47%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.14)%	(0.71)%
Portfolio Turnover Rate***	40%	125%

Class R Shares

For a share outstanding during	Janus Research Core Fund(4)	Janus Triton Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$15.44	$10.26
Income from Investment Operations:
Net investment income/(loss)	–	.01
Net gains/(losses) on investments (both realized and unrealized)	2.46	1.37
Total from Investment Operations	2.46	1.38
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$17.90	$11.64
Total Return**	15.93%	13.45%
Net Assets, End of Period (in thousands)	$1,298	$1,167
Average Net Assets for the Period (in thousands)	$1,361	$983
Ratio of Gross Expenses to Average Net Assets***(2)	1.45%	1.81%(5)
Ratio of Net Expenses to Average Net Assets***(2)	1.43%	1.80%(5)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.07%	0.21%
Portfolio Turnover Rate***	58%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.48% and 1.45%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(4)	Formerly named Janus Fundamental Equity Fund.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.81% and 1.80%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

132 | October 31, 2009

Class S Shares

For a share outstanding during	Janus Balanced Fund	Janus Contrarian Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$21.31	$10.42
Income from Investment Operations:
Net investment income/(loss)	(.06)	(.02)
Net gains/(losses) on investments (both realized and unrealized)	2.26	1.28
Total from Investment Operations	2.20	1.26
Less Distributions and Other:
Dividends (from net investment income)*	(.09)	–
Distributions (from capital gains)*	–	–
Return of Capital	–(2)	N/A
Total Distributions and Other	(.09)	–
Net Asset Value, End of Period	$23.42	$11.68
Total Return**	10.33%	12.09%
Net Assets, End of Period (in thousands)	$502,602	$4,493
Average Net Assets for the Period (in thousands)	$480,565	$4,551
Ratio of Gross Expenses to Average Net Assets***(3)	1.10%	1.42%
Ratio of Net Expenses to Average Net Assets***(3)	1.09%	1.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.15%	(0.46)%
Portfolio Turnover Rate***	158%	80%

Class S Shares

For a share outstanding during	Janus Enterprise Fund	Janus Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$36.63	$20.86
Income from Investment Operations:
Net investment income/(loss)	(.02)	–
Net gains/(losses) on investments (both realized and unrealized)	5.84	3.09
Total from Investment Operations	5.82	3.09
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$42.45	$23.95
Total Return**	15.89%	14.81%
Net Assets, End of Period (in thousands)	$218,354	$84,350
Average Net Assets for the Period (in thousands)	$215,750	$85,637
Ratio of Gross Expenses to Average Net Assets***(3)	1.31%	1.20%
Ratio of Net Expenses to Average Net Assets***(3)	1.30%	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.34)%	(0.08)%
Portfolio Turnover Rate***	41%	60%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Janus Growth & Core Funds | 133

Financial Highlights  (continued)

Class S Shares

For a share outstanding during	Janus Growth and Income Fund	Janus Orion Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$23.24	$7.59
Income from Investment Operations:
Net investment income/(loss)	.01	(.01)
Net gains/(losses) on investments (both realized and unrealized)	3.23	1.45
Total from Investment Operations	3.24	1.44
Less Distributions:
Dividends (from net investment income)*	(.02)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.02)	–
Net Asset Value, End of Period	$26.46	$9.03
Total Return**	13.94%	18.97%
Net Assets, End of Period (in thousands)	$66,211	$13,346
Average Net Assets for the Period (in thousands)	$66,895	$10,379
Ratio of Gross Expenses to Average Net Assets***(2)	1.20%	1.24%(3)
Ratio of Net Expenses to Average Net Assets***(2)	1.19%	1.21%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.10%	(0.46)%
Portfolio Turnover Rate***	40%	125%

Class S Shares

For a share outstanding during	Janus Research Core Fund(4)	Janus Research Fund
the period ended October 31, 2009	2009(1)	2009(1)

Net Asset Value, Beginning of Period	$15.44	$19.41
Income from Investment Operations:
Net investment income/(loss)	.02	–
Net gains/(losses) on investments (both realized and unrealized)	2.46	3.05
Total from Investment Operations	2.48	3.05
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$17.92	$22.46
Total Return**	16.06%	15.71%
Net Assets, End of Period (in thousands)	$22,749	$11
Average Net Assets for the Period (in thousands)	$24,710	$1
Ratio of Gross Expenses to Average Net Assets***(2)	1.20%	1.66%
Ratio of Net Expenses to Average Net Assets***(2)	1.18%	1.47%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.30%	(0.24)%
Portfolio Turnover Rate***	58%	83%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.22% and 1.19%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(4)	Formerly named Janus Fundamental Equity Fund.

See Notes to Financial Statements.

134 | October 31, 2009

Class S Shares

For a share outstanding during	Janus Triton Fund
the period ended October 31, 2009	2009(1)

Net Asset Value, Beginning of Period	$10.26
Income from Investment Operations:
Net investment income/(loss)	.01
Net gains/(losses) on investments (both realized and unrealized)	1.33
Total from Investment Operations	1.34
Less Distributions:
Dividends (from net investment income)*	–
Distributions (from capital gains)*	–
Total Distributions	–
Net Asset Value, End of Period	$11.60
Total Return**	13.06%
Net Assets, End of Period (in thousands)	$3,845
Average Net Assets for the Period (in thousands)	$2,245
Ratio of Gross Expenses to Average Net Assets***(2)	1.59%(3)
Ratio of Net Expenses to Average Net Assets***(2)	1.57%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.70%
Portfolio Turnover Rate***	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from July 6, 2009 (inception date) through October 31, 2009
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would be 1.59% and 1.57%, respectively, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

See Notes to Financial Statements.

Janus Growth & Core Funds | 135

Notes to Schedules of Investments

Balanced Index	An internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and Barclays Capital U.S. Aggregate Bond Index (45%).

Barclays Capital U.S. Aggregate Bond Index	Is an unmanaged market value weighted index for U.S. dollar-denominated investment-grade debt issues, including government, corporate, mortgage-backed, and asset-backed securities with maturities of at least one year.

Lipper Large-Cap Core Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Large-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Mid-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Lipper Mixed-Asset Target Allocation Moderate Funds	Funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Lipper Multi-Cap Core Funds	Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating more than 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds	Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating more than 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-

136 | October 31, 2009

weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

London Interbank Offered Rate (LIBOR)	A daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).

Morgan Stanley Capital International All Country World IndexSM	Is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Russell 1000® Growth Index	Measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Growth Index	Measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index	Measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2500TMGrowth Index	Measures the performance of those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Growth Index	Measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Russell Midcap® Growth Index	Measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. Equity performance.

S&P MidCap 400 Index	An unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LEAPS	Long-Term Equity Anticipation Securities

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

Janus Growth & Core Funds | 137

Notes to Schedules of Investments (continued)

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.
ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

°° ∞  Schedule of Fair Valued Securities (as of October 31, 2009)

		Value as a %
	Value	of Net Assets

Janus Venture Fund
Digital Domain – Private Placement	$7,291,116	0.8%
Genius Products, Inc.	48,015	0.0%
Genius Products, Inc., 5.0000% – expires 12/31/10	2,000,000	0.2%
Genius Products, Inc. – Private Placement – expires 2/7/14	3,088,705	0.3%
Lantronix, Inc. – Private Placement – expires 2/9/11	4	0.0%
Motorcar Parts of America, Inc. – Private Placement – expires 5/17/12	159	0.0%
PokerTek, Inc. – Private Placement – expires 4/23/12	76,343	0.1%

	$12,504,342	1.4%

Securities are valued at “fair value” pursuant to procedures adopted by the Funds’ trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

§ Schedule of Restricted and Illiquid Securities (as of October 31, 2009)

	Acquisition	Acquisition		Value as a
	Date	Cost	Value	% of Net Assets

Janus Balanced Fund
FMR LLC 6.4500%, 11/15/39 (144A)	10/28/09	$5,873,578	$5,909,794	0.1%
Mead Johnson Nutrition Co.- Series A, 3.5000%, 11/1/14 (144A)	10/29/09	2,272,772	2,292,337	0.0%
Mead Johnson Nutrition Co.- Series A, 4.9000%, 11/1/19 (144A)	10/29/09	2,680,558	2,726,046	0.1%
Mead Johnson Nutrition Co.- Series A, 5.9000%, 11/1/39 (144A)	10/29/09	1,919,482	1,983,302	0.0%

		$12,746,390	$12,911,479	0.2%

Janus Venture Fund
Digital Domain – Private Placement	7/26/07	$7,291,119	$7,291,116	0.8%
Genius Products, Inc.	12/5/05-11/16/07	8,594,480	48,015	0.0%
Genius Products, Inc. – Private Placement – expires 2/7/14	5/1/09	37,439	3,088,705	0.3%
Motorcar Parts of America, Inc. – expires 5/17/12	5/17/07	198,682	159	0.0%
PokerTek, Inc. – expires 4/23/12	4/23/07	712,613	76,343	0.0%

		$16,834,333	$10,504,338	1.1%

The Funds have registration rights for certain restricted securities held as of October 31, 2009. The issuer incurs all registration costs.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal year ended October 31, 2009.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 10/31/09

Janus Contrarian Fund
Ballarpur Industries	–	$–	30,946,059	$9,029,076	$1,902,162	$433,158	$–
Forest Oil Corp.	3,428,844	20,529,505	6,114,600	199,288,229	(129,680,367)	–	28,268,864
Owens – Illinois, Inc.	238,860	7,936,487	4,842,500	89,722,633	4,408,650	–	134,318,091
St. Joe Co.	404,520	16,167,034	444,870	23,400,683	(13,448,961)	–	213,030,617
Teekay Corp. (U.S. Shares)	3,895,790	67,260,775	2,456,300	44,963,650	6,871,011	2,780,793	29,869,418
Vail Resorts, Inc.	135,030	5,485,463	148,505	7,787,409	(4,761,370)	–	102,298,510

	8,103,044	$117,379,264	44,952,834	$374,191,680	$(134,708,874)	$3,213,951	$507,785,500

138 | October 31, 2009

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 10/31/09

Janus Orion Fund
CapitalSource, Inc.	95,289	$589,076	15,754,157	$243,761,294	$(185,115,320)	$1,134,507	$12,564,461
Cypress Semiconductor Corp.	1,387,275	5,041,167	9,032,900	46,884,233	16,865,753	–	–
Jones Lang LaSalle, Inc.	262,880	16,449,883	1,791,765	97,698,500	(41,611,626)	684,856	14,779,488
Lamar Advertising Co. – Class A	2,222,872	29,903,433	1,963,305	78,631,820	(32,899,191)	–	62,213,540
Sotheby’s Holdings, Inc. – Class A	–	–	5,604,913	141,130,186	(92,744,640)	783,151	–
SunPower Corp. – Class B	–	–	2,560,458	139,136,425	(72,112,602)	–	–
VistaPrint, Ltd. (U.S. Shares)	286,747	11,712,037	1,156,440	36,122,464	(273,038)	–	80,947,433

	4,255,063	$63,695,596	37,863,938	$783,364,922	$(407,890,664)	$2,602,514	$170,504,922

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 10/31/09

Janus Venture Fund
Century Casinos, Inc.*	–	$–	–	$–	$–	$–	$4,164,760
Genius Products, Inc.*(1)	9,700	8,594,480	–	–	–	–	48,015
Genius Products, Inc. – Private Placement*(2)	748,777	37,439	–	–	–	–	3,088,705
Health Grades, Inc.*	–	–	–	–	–	–	7,118,403
Horizon Lines, Inc. – Class A	40,335	162,516	–	–	–	730,818	8,772,923
inContact, Inc.*(3)	20,910	61,307	–	–	–	–	3,861,056
Information Services Group, Inc.*	–	–	–	–	–	–	7,059,863
Intermap Technologies, Ltd.	–	–	–	–	–	–	5,423,690
LivePerson, Inc.*	–	–	–	–	–	–	15,796,313
Motorcar Parts of America, Inc.	–	–	–	–	–	–	3,120,046
NaviSite, Inc.*	–	–	–	–	–	–	6,779,270
PokerTek, Inc.	–	–	227,860	1,714,441	(1,520,728)	–	229,476
Progressive Gaming International Corp.	–	–	681,705	13,547,452	13,506,482	–	–
Sturm Ruger and Co., Inc.	–	–	63,635	895,114	(140,760)	212,049	10,496,861
Ultimate Software Group, Inc.*	–	–	146,400	775,920	2,829,576	–	32,210,201
Workstream, Inc. (U.S. Shares)*	1,438,433	–	4,575,361	17,023,506	(16,229,034)	–	405,328
Yucheng Technologies, Ltd. (U.S. Shares)*	–	–	169,135	2,817,879	(1,500,584)	–	6,200,748

		$8,855,742		$36,774,313	$(3,055,049)	$942,867	$114,775,658

(1)	Warrants exercised 500:1 on 5/1/09.
(2)	Reverse stock split 1:500 on 4/3/09.
(3)	On 1/2/09, UCN, Inc. changed its name to inContact, Inc.

The following is a summary of the inputs that were used to value the Funds’ investments in securities and other financial instruments as of October 31, 2009. See Notes to Financial Statements for more information.

Valuation Inputs Summary (as of October 31, 2009)

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Balanced Fund
Common Stock
Aerospace and Defense	$26,526,562	$26,580,211	$–
Agricultural Chemicals	20,326,048	49,485,456	–
Brewery	–	90,376,947	–
Casino Hotels	12,976,039	20,639,392	–
Cellular Telecommunications	–	13,236,069	–
Commercial Banks	–	64,146,051	–
Diversified Banking Institutions	187,480,747	69,196,352	–
Diversified Operations	54,339,191	13,668,276	–
Food – Miscellaneous/Diversified	–	72,882,710	–
Medical – Drugs	111,352,169	80,583,980	–
Oil Companies – Exploration and Production	133,754,704	53,149,411	–
Power Converters and Power Supply Equipment	–	7,867,627	–
Real Estate Operating/Development	–	12,682,923	–
Retail – Apparel and Shoe	–	22,236,086	–
Retail – Consumer Electronics	–	24,477,647	–
Soap and Cleaning Preparations	–	97,809,838	–
All Other	1,375,717,823	–	–

Corporate Bonds	–	1,570,070,327	–

Janus Growth & Core Funds | 139

Notes to Schedules of Investments (continued)

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Preferred Stock	–	15,345,711	–

U.S. Treasury Notes/Bonds	–	280,990,143	–

Money Market	–	109,536,089	–

Total Investments in Securities	$1,922,473,283	$2,694,961,246	$–

Investments in Securities:
Janus Contrarian Fund
Common Stock
Brewery	$–	$62,721,156	$–
Building Products – Cement and Aggregate	–	22,432,332	–
Commercial Banks	–	206,126,833	–
Electric – Generation	–	55,691,670	–
Electric – Integrated	–	43,705,129	–
Electric – Transmission	–	70,717,796	–
Electric Products – Miscellaneous	–	67,650,660	–
Engineering – Research and Development Services	–	75,385,509	–
Food – Retail	–	21,490,066	–
Medical – Drugs	–	72,096,175	–
Medical – Generic Drugs	43,321,144	34,931,655	–
Metal Processors and Fabricators	–	36,239,231	–
Petrochemicals	–	37,203,752	–
Power Converters and Power Supply Equipment	–	17,455,866	–
Real Estate Management/Services	113,858,798	40,990,483	–
Real Estate Operating/Development	213,030,617	118,736,623	–
Retail – Major Department Stores	–	25,998,244	–
Soap and Cleaning Preparations	–	29,232,822	–
Steel – Producers	–	38,472,414	–
Tobacco	–	169,813,138	–
All Other	2,131,427,721

Corporate Bonds	–	67,276,583

Money Market	–	127,958,000	–

Total Investments in Securities	$2,501,638,280	$1,442,326,137	$–

Investments in Securities:
Janus Enterprise Fund
Common Stock
Aerospace and Defense	$14,783,985	$16,940,138	$–
Agricultural Operations	–	8,058,782	–
Airlines	–	33,838,279	–
Casino Hotels	–	22,769,815	–
Distribution/Wholesale	21,549,390	49,357,009	–
Electronic Components – Semiconductors	–	18,526,742	–
Medical – Drugs	–	19,423,586	–
All Other	2,024,002,116	–	–

Money Market	–	65,820,180	–

Total Investments in Securities	$2,060,335,491	$234,734,531	$–

Investments in Securities:
Janus Fund
Common Stock
Athletic Footwear	$–	$69,331,381	$–
Brewery	–	472,747,996	–
Casino Hotels	–	67,549,601	–
Commercial Banks	–	57,222,846	–
Food – Retail	–	174,083,337	–
Medical – Drugs	77,291,246	165,113,151	–
Oil Companies – Exploration and Production	664,370,448	119,183,722	–
Semiconductor Components/Integrated Circuits	112,887,858	78,782,462	–
Soap and Cleaning Preparations	–	69,169,147	–
All Other	5,754,987,580	–	–

Money Market	–	335,355,642	–

Total Investments in Securities	$6,609,537,132	$1,608,539,285	$–

140 | October 31, 2009

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Growth and Income Fund
Common Stock
Aerospace and Defense	$40,198,127	$39,157,830	$–
Agricultural Chemicals	29,469,851	79,132,920	–
Brewery	–	124,041,632	–
Casino Hotels	12,381,516	11,582,124	–
Cellular Telecommunications	–	21,922,721	–
Commercial Banks	–	85,522,084	–
Diversified Banking Institutions	302,166,209	83,625,835	–
Diversified Operations	39,333,572	29,283,398	–
Food – Miscellaneous/Diversified	–	87,168,152	–
Medical – Drugs	97,961,863	97,033,408	–
Oil Companies – Exploration and Production	238,983,085	71,338,335	–
Power Converters and Power Supply Equipment	–	21,802,425	–
Real Estate Operating/Development	–	29,826,615	–
Retail – Apparel and Shoe	–	23,144,108	–
Soap and Cleaning Preparations	–	71,695,412	–
All Other	1,756,395,549	–	–

Corporate Bonds
Building – Residential and Commercial	–	5,965,808	–
Power Converters and Power Supply Equipment	–	36,351,386	–

Preferred Stock	–	21,791,620	–

U.S. Treasury Notes/Bonds	–	130,476,905	–

Money Market	–	113,876,116	–

Total Investments in Securities	$2,516,889,772	$1,184,738,834	$–

Investments in Securities:
Janus Orion Fund
Common Stock
Airlines	$41,049,977	$30,791,857	$–
Brewery	–	157,489,806	–
Chemicals – Diversified	–	54,519,391	–
Commercial Banks	12,564,461	165,925,103	–
Commercial Banks – Non U.S.	–	2,804,633	–
Internet Gambling	–	41,063,152	–
Medical – Drugs	–	135,578,735	–
Metal – Copper	–	53,500,000	–
Mining Services	–	10,451,383	–
Oil Companies – Exploration and Production	253,796,227	13,290,036	–
All Other	1,944,722,668	–	–

Money Market	–	256,942,903	–

Total Investments in Securities	$2,252,133,333	$922,356,999	$–

Investments in Securities:
Janus Research Core Fund(1)
Common Stock
Aerospace and Defense	$26,699,295	$4,579,908	$–
Brewery	–	14,321,650	–
Cable Television	–	4,875,296	–
Cellular Telecommunications	–	2,321,739	–
Commercial Banks	–	4,569,999	–
Diversified Banking Inst	59,022,912	2,955,824	–
Life and Health Insurance	8,680,538	3,038,666	–
Medical – Drugs	34,025,298	7,585,037	–
Oil Companies – Integrated	8,707,905	10,981,456	–
Real Estate Operating/Development	–	4,805,808	–
Soap and Cleaning Preparations	–	19,691,460	–
Toys	–	8,059,370	–
All Other	370,144,013	–	–

Money Market	–	–	–

Total Investments in Securities	$507,279,961	$87,786,213	$–

Janus Growth & Core Funds | 141

Notes to Schedules of Investments (continued)

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Research Fund
Common Stock
Airlines	$–	$28,151,034	$–
Automotive – Cars and Light Trucks	–	18,101,357	–
Brewery	–	19,768,931	–
Cable Television	–	14,055,213	–
Casino Hotels	–	23,586,666	–
Chemicals – Diversified	–	12,259,294	–
Chemicals – Specialty	–	12,816,831	–
Commercial Banks	–	7,951,357	–
Computers – Peripheral Equipment	–	23,371,371	–
Distribution/Wholesale	17,920,611	17,251,998	–
Diversified Minerals	–	18,990,560	–
Diversified Operations	57,198,691	8,783,119	–
Electronic Components – Semiconductors	–	51,402,378
Food – Miscellaneous/Diversified	39,466,502	15,733,781
Food – Retail	–	13,883,054
Life and Health Insurance	9,271,148	6,567,484
Medical – Drugs	121,934,322	80,639,124
Multimedia	16,547,397	17,810,885
Oil Companies – Integrated	21,237,899	19,559,104
Oil Field Machinery and Equipment	–	8,748,784
Power Converters and Power Supply Equipment	–	8,578,851
Real Estate Operating/Development	–	14,789,863
Retail – Consumer Electronics	21,351,592	11,328,226
Soap and Cleaning Preparations	–	22,326,646
Tobacco	46,626,821	12,249,339
Toys	29,707,890	32,773,072
Wireless Equipment	73,395,932	28,406,129
All Other	1,878,204,255	–	–

Money Market	–	4,943,000	–

Total Investments in Securities	$2,332,863,060	$554,827,451	$–

Investments in Securities:
Janus Triton Fund
Common Stock
Electronic Components – Semiconductors	$–	$5,728,527	$–
Internet Applications Software	2,376,663	480,940	–
Transportation – Services	6,683,395	3,600,238	–
All Other	291,864,419	–

Money Market	–	36,334,498

Total Investments in Securities	$300,924,477	$46,144,203	$–

Investments in Securities:
Janus Twenty Fund
Common Stock
Aerospace and Defense	$–	$77,714,257	$–
Agricultural Chemicals	174,538,678	98,354,133	–
Brewery	–	568,038,586	–
Cellular Telecommunications	–	62,443,509
Chemicals – Diversified	–	55,683,329
Commercial Banks	–	47,882,347
Diversified Minerals	–	141,891,360
Engineering – Research and Development Services	–	339,332,884
Medical – Drugs	–	137,600,784
Oil Companies – Integrated	–	277,022,985
Real Estate Operating/Development	–	48,266,718
Soap and Cleaning Preparations	–	92,644,610
All Other	6,393,988,462	–	–

Money Market	–	451,845,164

Total Investments in Securities	$6,568,527,141	$2,398,720,665	$–

142 | October 31, 2009

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Venture Fund
Common Stock
Automotive – Truck Parts and Equipment-Replacement	$3,120,046	$159	$–
Broadcast Services and Programming	11,082,205	–	3,136,720
Casino Services	229,476	76,343	–
Diversified Operations	4,800,727	–	7,291,116
Hotels and Motels	1,479,923	7,415,849	–
Networking Products	6,506,548	4	–
All Other	873,904,291	–	–

Corporate Bonds
Medical – Generic Drugs	–	–	2,000,000

Money Market	–	1,911,000	–

Total Investments in Securities	$901,123,216	$9,403,355	$12,427,836

Investments in Purchased Options:
Janus Contrarian Fund	$–	$5,993,989	$–
Janus Orion Fund	$–	$5,703,801	$–

Investments in Securities Sold Short:
Janus Triton Fund	$(2,819,587)	$–	$–
Janus Venture Fund	$(10,870,307)	$–	$–

Other Financial Instruments(b):
Janus Contrarian Fund	$–	$(20,707,404)	$–
Janus Enterprise Fund	$–	$(504,727)	$–
Janus Fund	$(1,435,140)	$(3,430,054)	$–
Janus Orion Fund	$(2,190,141)	$(9,950,888)	$–

(a)	Includes fair value factors.
(b)	Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.
(1)	Formerly named Janus Fundamental Equity Fund.

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended October 31, 2009)

				Change in
	Balance	Accrued		Unrealized		Transfers In	Balance
	as of	Discounts/	Realized	Appreciation/	Net	and/or	as of
	October 31, 2008	Premiums	Gain/(Loss)	(Depreciation)	Purchases/(Sales)	Out of Level 3	October 31, 2009

Investments in Securities:
Janus Venture Fund
Common Stock	–	–	–	–	–	–	–
Broadcast Services and Programming	$339,500	$–	–	–	$2,797,220	–	$3,136,720
Diversified Operations	7,291,116	–	–	–	–	–	7,291,116
Corporate Bond
Broadcast Services and Programming	$–	$–	$–	$–	$2,000,000	$–	$2,000,000

Janus Growth & Core Funds | 143

Notes to Schedules of Investments (continued)

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of October 31, 2009 is noted below.

Fund	Aggregate Value

Janus Balanced Fund	$719,085,796
Janus Contrarian Fund	281,331,457
Janus Enterprise Fund	145,931,595
Janus Fund	1,196,684,877
Janus Growth and Income Fund	729,788,429
Janus Orion Fund	804,302,741
Janus Research Core Fund(1)	87,458,380
Janus Research Fund	480,018,830
Janus Triton Fund	6,837,132
Janus Venture Fund	52,088,950

(1)	Formerly named Janus Fundamental Equity Fund.

144 | October 31, 2009

Notes to Financial Statements

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1.	Organization and Significant Accounting Policies

On July 6, 2009, Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Orion Fund, Janus Adviser Research Core Fund, and Janus Adviser Small-Mid Growth Fund (each, a “predecessor fund” and collectively, the “predecessor funds”) reorganized with and into a corresponding series of Janus Investment Fund (the “Trust”).

Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund (formerly named Janus Fundamental Equity Fund), Janus Research Fund, Janus Triton Fund, Janus Twenty Fund and Janus Venture Fund (individually, a “Fund” and collectively, the “Funds”) are series funds. The Funds are part of the Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On November 1, 2009, the Funds changed their fiscal year end from October 31 to September 30. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. The Funds invest primarily in equity securities. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Contrarian, Janus Orion Fund and Janus Twenty Fund, which are classified as nondiversified.

Each Fund in this report offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares and Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. The maximum purchase in Class C Shares is $500,000 for any single purchase.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, and bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments.

Class J Shares are available to shareholders investing in the Funds either directly or through financial intermediaries.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation
Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be

Janus Growth & Core Funds | 145

Notes to Financial Statements (continued)

valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general expenses, which may be allocated pro rata to each Fund. Each class of shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translations
The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividend Distributions
Dividends of net investment income for Janus Balanced Fund and Janus Growth and Income Fund are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The remaining Funds generally declare and distribute dividends of net investment income and realized capital gains (if any) annually. The majority of dividends and capital gains distributions from the Funds may be automatically reinvested into additional shares of that Fund, based on the discretion of the shareholder.

The Funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

146 | October 31, 2009

Restricted Cash
As of October 31, 2009, Janus Contrarian Fund, Janus Orion Fund and Janus Venture Fund had restricted cash in the amounts of $6,380,000, $4,084,489 and $900,000, respectively. The restricted cash represents collateral received in relation to options contracts, swap agreements and futures contracts invested in by the Funds at October 31, 2009. The restricted cash is held at the Funds’ custodian, State Street Bank and Trust Company. The carrying value of the restricted cash approximates fair value.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

In accordance with the Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions of “Income Taxes.” These provisions require an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statements of Operations.

These provisions require management of the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Valuation Inputs Summary
In accordance with FASB guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2009 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The

Janus Growth & Core Funds | 147

Notes to Financial Statements (continued)

required disclosures have been incorporated into the “Valuation Inputs Summary” in the Notes to the Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

2.	Derivative Instruments

The Funds may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, options contracts, swap contracts, forward contracts, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. A Fund may not use any derivative to gain exposure to an asset or class of assets prohibited by its investment restrictions from purchasing directly.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk, and index risk.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Exchange-traded derivatives, such as futures contracts, are regulated and the terms of the options are standardized. OTC derivatives, such as swap contracts, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased counterparty credit risk. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Equity-Linked Structured Notes
The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in “Net realized gain/(loss) from investment and foreign currency transactions” on the Statements of Operations (if applicable).

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated

148 | October 31, 2009

price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a contract is closed, a realized gain or loss is recorded as “Net realized gain/(loss) from futures contracts” on the Statements of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts
An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the

Janus Growth & Core Funds | 149

Notes to Financial Statements (continued)

counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable). Options written are reported as a liability on the Statements of Assets and Liabilities as “Options written at value” (if applicable).

Realized gains and losses are reported as “Net realized gain/(loss) from options contracts” on the Statements of Operations (if applicable).

The Funds recognized realized gains/(losses) from written options contracts during the fiscal year ended October 31, 2009 as indicated in the table below:

Fund	Gains/(Losses)

Janus Contrarian Fund	$(283,447,611)
Janus Fund	33,886,432
Janus Orion Fund	30,115,954
Janus Research Core Fund(1)	12,027
Janus Research Fund	596,108
Janus Triton Fund	77,380
Janus Twenty Fund	830,898
Janus Venture Fund	2,260,994

(1)	Formerly named Janus Fundamental Equity Fund.

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the fiscal year ended October 31, 2009 is indicated in the tables below:

	Number of	Premiums
Call Options	Contracts	Received

Janus Contrarian Fund
Options outstanding at October 31, 2008	66,132	$27,837,180
Options contracts/premiums acquired pursuant to merger (see Note 9)	2,641	441,037
Options written	526,083	221,668,633
Options closed	(317,271)	(193,583,715)
Options expired	(235,566)	(45,921,349)
Options exercised	(42,019)	(10,441,786)

Options outstanding at October 31, 2009	$–	$–

	Number of	Premiums
Put Options	Contracts	Received

Janus Contrarian Fund
Options outstanding at October 31, 2008	52,806	$59,356,290
Options contracts/premiums acquired pursuant to merger (see Note 9)	3,262	1,076,252
Options written	487,506	126,530,210
Options closed	(213,375)	(122,558,113)
Options expired	(192,216)	(42,555,207)
Options exercised	(64,338)	(11,200,365)

Options outstanding at October 31, 2009	73,645	$10,649,067

	Number of	Premiums
Call Options	Contracts	Received

Janus Fund
Options outstanding at October 31, 2008	225,221	$28,187,292
Options written	20,279	5,592,416
Options closed	(8,035)	(2,394,591)
Options expired	(233,181)	(28,655,894)
Options exercised	–	–

Options outstanding at October 31, 2009	4,284	$2,729,223

	Number of	Premiums
Put Options	Contracts	Received

Janus Fund
Options outstanding at October 31, 2008	171,298	$15,408,530
Options written	69,339	18,354,833
Options closed	(147,694)	(25,332,225)
Options expired	(2,529)	(1,141,793)
Options exercised	(90,414)	(7,289,345)

Options outstanding at October 31, 2009	–	$–

	Number of	Premiums
Call Options	Contracts	Received

Janus Orion Fund
Options outstanding at October 31, 2008	95,579	$23,116,816
Options contracts/premiums acquired pursuant to merger (see Note 9)	68	5,427
Options written	751,938	72,717,309
Options closed	(578,176)	(69,239,526)
Options expired	(216,693)	(17,693,178)
Options exercised	(44,046)	(6,498,731)

Options outstanding at October 31, 2009	8,670	$2,408,117

	Number of	Premiums
Put Options	Contracts	Received

Janus Orion Fund
Options outstanding at October 31, 2008	124,651	$23,311,865
Options contracts/premiums acquired pursuant to merger (see Note 9)	236	59,954
Options written	148,347	22,254,936
Options closed	(145,230)	(32,682,755)
Options expired	(83,713)	(7,681,688)
Options exercised	(12,932)	(1,316,182)

Options outstanding at October 31, 2009	31,359	$3,946,130

150 | October 31, 2009

	Number of	Premiums
Call Options	Contracts	Received

Janus Research Core Fund(1)
Options outstanding at October 31, 2008	–	$–
Options written	630	76,213
Options closed	(400)	(51,603)
Options expired	–	–
Options exercised	(230)	(24,610)

Options outstanding at October 31, 2009	–	$–

(1)	Formerly named Janus Fundamental Equity Fund.

	Number of	Premiums
Call Options	Contracts	Received

Janus Research Fund
Options outstanding at October 31, 2008	–	$–
Options written	9,608	705,748
Options closed	–	–
Options expired	(8,089)	(596,107)
Options exercised	(1,519)	(109,641)

Options outstanding at October 31, 2009	–	$–

	Number of	Premiums
Call Options	Contracts	Received

Janus Triton Fund
Options outstanding at October 31, 2008	223	$77,380
Options written	–	–
Options closed	–	–
Options expired	(223)	(77,380)
Options exercised	–	–

Options outstanding at October 31, 2009	–	$–

	Number of	Premiums
Call Options	Contracts	Received

Janus Twenty Fund
Options outstanding at October 31, 2008	–	$–
Options written	21,655	830,898
Options closed	–	–
Options expired	(21,655)	(830,898)
Options exercised	–	–

Options outstanding at October 31, 2009	–	$–

	Number of	Premiums
Call Options	Contracts	Received

Janus Venture Fund
Options outstanding at October 31, 2008	1,000	$250,000
Options written	33,170	3,425,464
Options closed	(1,000)	(117,999)
Options expired	(23,500)	(2,650,914)
Options exercised	(8,670)	(811,551)

Options outstanding at October 31, 2009	1,000	$95,000

	Number of	Premiums
Put Options	Contracts	Received

Janus Venture Fund
Options outstanding at October 31, 2008	3,000	$731,250
Options written	75,322	6,671,280
Options closed	(28,589)	(3,297,720)
Options expired	(40,983)	(3,204,060)
Options exercised	(5,750)	(485,750)

Options outstanding at October 31, 2009	3,000	$415,000

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap contracts of the Funds are reported as an asset or liability on the Statements of Assets and Liabilities. Realized gains and losses of the Funds are reported in “Net realized gain/(loss) from swap contracts” on the Statements of Operations (if applicable).

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds’ maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers, is the fair value of the contract. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the

Janus Growth & Core Funds | 151

Notes to Financial Statements (continued)

credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with FASB guidance, the Funds adopted the provisions for “Derivatives and Hedging”, which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Fair Value of Derivative Instruments as of October 31, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Balanced Fund
Foreign Exchange Contracts	Forward currency contracts	$338,068	Forward currency contracts	$797,558

Total		$338,068		$797,558

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Contrarian Fund
Equity Contracts
Options	Unaffiliated investments at value	$5,993,989	Options written, at value	$17,195,386
Foreign Exchange Contracts	Forward currency contracts	76,974	Forward currency contracts	3,588,992

Total		$6,070,963		$20,784,378

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Enterprise Fund
Foreign Exchange Contracts	Forward Currency Contracts	$120,282	Forward Currency Contracts	$625,009

Total		$120,282		$625,009

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Fund
Equity Contracts	Options written, at value	$–	Options written, at value	$1,435,140
Foreign Exchange Contracts	Forward currency contracts	860,419	Forward currency contracts	4,290,473

Total		$860,419		$5,725,613

152 | October 31, 2009

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Growth and Income Fund
Equity Contracts
Foreign Exchange Contracts	Forward currency contracts	$204,629	Forward currency contracts	$1,966,133

Total		$204,629		$1,966,133

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Orion Fund
Equity Contracts	Futures	$2,190,141	Futures	$–
Equity Contracts	Options	5,703,801	Options written, at value	3,425,451
Equity Contracts	Swaps	–	Swaps	3,707,795
Foreign Exchange Contracts	Forward currency contracts	913,502	Forward currency contracts	3,731,144

Total		$8,807,444		$10,864,390

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Research Core Fund
Foreign Exchange Contracts	Forward currency contracts	$54,250	Forward currency contracts	$231,430

Total		$54,250		$231,430

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Research Fund
Foreign Exchange Contracts	Forward currency contracts	$370,471	Forward currency contracts	$1,895,310

Total		$370,471		$1,895,310

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Venture Fund
Equity Contracts
Options	N/A	$–	Options written, at value	$1,157,545

Total		$–		$1,157,545

The effect of Derivative Instruments on the Statements of Operations for the period ended October 31, 2009

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Balanced Fund

Foreign Exchange Contracts	–	–	–	$(2,302,434)	$(2,302,434)

Total	$–	$–	$–	$(2,302,434)	$(2,302,434)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Balanced Fund

Foreign Exchange Contracts	–	–	–	$(7,162,916)	$(7,162,916)

Total	$–	$–	$–	$(7,162,916)	$(7,162,916)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Contrarian Fund

Equity Contracts	$–	$–	$(239,677,050)	$–	$(239,677,050)

Foreign Exchange Contracts	–	–	–	16,182,259	16,182,259

Total	$–	$–	$(239,677,050)	$16,182,259	$(223,494,791)

Janus Growth & Core Funds | 153

Notes to Financial Statements (continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Contrarian Fund

Equity Contracts	$–	$–	$150,795,559	$–	$150,795,559

Foreign Exchange Contracts	–	–	–	(12,277,265)	(12,277,265)

Total	$–	$–	$150,795,559	$(12,277,265)	$138,518,294

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Enterprise Fund

Foreign Exchange Contracts	–	–	–	$(2,925,178)	$(2,925,178)

Total	$–	$–	$–	$(2,925,178)	$(2,925,178)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Enterprise Fund

Foreign Exchange Contracts	–	–	–	$(4,634,047)	$(4,634,047)

Total	$–	$–	$–	$(4,634,047)	$(4,634,047)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Fund

Equity Contracts	$–	$–	$30,877,063	$–	$30,877,063

Foreign Exchange Contracts	–	–	–	2,039,527	2,039,527

Total	$–	$–	$30,877,063	$2,039,527	$32,916,590

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Fund

Equity Contracts	$–	$–	$(27,083,432)	$–	$(27,083,432)

Foreign Exchange Contracts	–	–	–	(60,215,260)	(60,215,260)

Total	$–	$–	$(27,083,432)	$(60,215,260)	$(87,298,692)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Growth and Income Fund

Equity Contracts	$–	$–	$(59,830,291)	$–	$(59,830,291)

Foreign Exchange Contracts	–	–	–	(3,631,052)	(3,631,052)

Total	$–	$–	$(59,830,291)	$(3,631,052)	$(63,461,343)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Growth and Income Fund

Equity Contracts	$–	$–	$50,885,885	$–	$50,885,885

Foreign Exchange Contracts	–	–	–	(13,710,055)	(13,710,055)

Total	$–	$–	$50,885,885	$(13,710,055)	$37,175,830

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Orion Fund

Equity Contracts	$(75,144,145)	$28,468,790	$(13,064,872)	$–	$(59,740,227)

Foreign Exchange Contracts	–	–	–	(3,517,662)	(3,517,662)

Total	$(75,144,145)	$28,468,790	$(13,064,872)	$(3,517,662)	$(63,257,889)

154 | October 31, 2009

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Orion Fund

Equity Contracts	$2,190,141	$(26,797,129)	$12,774,454	$–	$(11,832,534)

Foreign Exchange Contracts	–	–	–	(25,903,879)	(25,903,879)

Total	$2,190,141	$(26,797,129)	$12,774,454	$(25,903,879)	$(37,736,413)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Core Fund

Equity Contracts	$–	$–	$12,027	$–	$12,027

Foreign Exchange Contracts	–	–	–	1,428,606	1,428,606

Total	$–	$–	$12,027	$1,428,606	$1,440,633

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Core Fund

Equity Contracts	$–	$–	$–	$–	$–

Foreign Exchange Contracts	–	–	–	(5,159,565)	(5,159,565)

Total	$–	$–	$–	$(5,159,565)	$(5,159,565)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Fund

Equity Contracts	$–	$2,641,536	$596,108	$–	$3,237,644

Foreign Exchange Contracts	–	–	–	(681,140)	(681,140)

Total	$–	$2,641,536	$596,108	$(681,140)	$2,556,504

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Fund

Equity Contracts	$–	$649,428	$–	$–	$649,428

Foreign Exchange Contracts	–	–	–	(17,554,825)	(17,554,825)

Total	$–	$649,428	$–	$(17,554,825)	$(16,905,397)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Triton Fund

Equity Contracts	$–	$–	$77,380	$–	$77,380

Foreign Exchange Contracts	–	–	–	–	–

Total	$–	$–	$77,380	$–	$77,380

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Triton Fund

Equity Contracts	$–	$–	$(74,035)	$–	$(74,035)

Foreign Exchange Contracts	–	–	–	–	–

Total	$–	$–	$(74,035)	$–	$(74,035)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Venture Fund

Equity Contracts	$–	$–	$(235,224)	$–	$(235,224)

Total	$–	$–	$(235,224)	$–	$(235,224)

Janus Growth & Core Funds | 155

Notes to Financial Statements (continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Venture Fund

Equity Contracts	$–	$–	$(1,375,543)	$–	$(1,375,543)

Total	$–	$–	$(1,375,543)	$–	$(1,375,543)

Please see the Funds’ Statements of Operations for the Funds’ “Net Realized and Unrealized Gain/(Loss) on Investments.”

The value of derivative instruments at period end and the effect of derivatives on the Statements of Operations are indicative of the Funds’ volumes throughout the period.

3.	Other investments and strategies

Additional Investment Risk
The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund’s ability to achieve its investment objective. The market’s behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans
Janus Balanced Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Fund invests are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one year LIBOR.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the fiscal year ended October 31, 2009 are indicated in the table below:

	Average Monthly
Fund	Value	Rates

Janus Balanced Fund	$682,662	0%

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund’s exposure to counterparty risk in respect to financial assets approximates their carrying value as recorded on the Fund’s Statement of Assets and Liabilities.

156 | October 31, 2009

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balances are invested in one or more money market funds, or cash-managed pooled investment vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds
The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes
The Funds may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds’ total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans
Janus Balanced Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate such as the London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrowers capital structure. The senior position in the borrowers capital structure generally gives holders of senior loans a claim on certain of the borrowers assets that is senior to subordinated debt and preferred and common stock in the case of a borrowers default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings
The Funds may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.

Interfund Lending
As permitted by the Securities and Exchange Commission (“SEC”), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund’s total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Janus Growth & Core Funds | 157

Notes to Financial Statements (continued)

Mortgage-and Asset-Backed Securities
The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Funds may purchase other mortgage and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Funds yield and your return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage-and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Funds sensitivity to interest changes and causing its price to decline.

Restricted Security Transactions
Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending
Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the “Lending Agent”) may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds’ direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Janus funds no longer

158 | October 31, 2009

had any securities on loan. Management continues to review the program and may resume securities lending.

Short Sales
The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

When-Issued Securities
The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

4.	Investment Advisory Agreements and Other Transactions with Affiliates

Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects certain Funds’ contractual investment advisory “base” fee rate prior to any performance adjustment and certain Funds’ contractual investment advisory fee rate (expressed as an annual rate).

	Average Daily	Contractual Investment
	Net Assets	Advisory Fee/Base
Fund	of the Fund	Fee (%) (annual rate)

Janus Balanced Fund	All Asset Levels	0.55%
Janus Contrarian Fund	N/A	0.64%
Janus Enterprise Fund	All Asset Levels	0.64%
Janus Fund	All Asset Levels	0.64%
Janus Growth and Income Fund	All Asset Levels	0.62%
Janus Orion Fund	All Asset Levels	0.64%
Janus Research Core Fund(1)	All Asset Levels	0.60%
Janus Research Fund	N/A	0.64%
Janus Triton Fund	All Asset Levels	0.64%
Janus Twenty Fund	All Asset Levels	0.64%
Janus Venture Fund	All Asset Levels	0.64%

(1)	Formerly named Janus Fundamental Equity Fund.

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index, as shown below:

Fund	Benchmark Index

Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Janus Growth & Core Funds | 159

Notes to Financial Statements (continued)

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund, at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each of the Funds listed above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period.

The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustments began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the Fund.

For performance measurement periods prior to July 6, 2009, each Fund calculated its Performance Adjustment by comparing the performance of Class J Shares (the initial share class) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) against the cumulative investment record of the Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable.

As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund’s load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class J Shares (the initial share class) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund’s Class J Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund’s load-waived Class A Shares.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

The Funds’ prospectuses and statement of additional information contain additional information about performance-based fees. The amount shown as advisory

160 | October 31, 2009

fees on the Statements of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment.

During the fiscal year ended October 31, 2009, the following Funds recorded a Performance Adjustment as indicated in the table below:

Performance
Fund	Fee

Janus Contrarian Fund	$1,931,917
Janus Research Fund	1,635,762

Each Fund pays Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital and the Funds’ transfer agent, an asset-weighted averaged annual fee based on the proportion of each Fund’s total net assets sold directly and the proportion of each Fund’s net assets sold through intermediaries. The applicable fee rates are 0.12% of net assets on the proportion of assets sold directly and 0.25% on the proportion of assets sold through intermediaries for Class J Shares. For the period November 1, 2008 to July 2, 2009, Janus Services also received a $4.00 per open shareholder account for each of the Funds (excluding Janus Twenty Fund and Janus Venture Fund) for transfer agency services.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of the Funds for providing or arranging for the provision of, administrative services including but not limited to, recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use all or a significant portion of this fee to compensate retirement plan service providers, and other financial intermediaries for providing these services.

Certain intermediaries may charge administrative fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of Class A Shares, Class C Shares, and Class I Shares. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries.

Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, is the distributor of the Funds. The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Class A Shares average daily net assets, of up to 1.00% of the Class C Shares average daily net assets, of up to 0.50% of the Class R Shares average daily net assets, and of up to 0.25% of the Class S Shares average daily net assets. Payments under the Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred by the Funds. Additionally, distribution and shareholder service expenses actually incurred may be less than payments under the Plan. Under the Plan, if any of a Fund’s actual distribution and shareholder service expenses incurred during a calendar year is less than the payments made during a calendar year, the Fund will be reimbursed for the difference.

Until July 6, 2009, Janus Capital has agreed to reimburse Janus Triton Fund by the amount, if any, that the Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, dividends, taxes and extraordinary expenses (including, but not limited to, acquired fund fees and expenses) exceed the annual rate noted below. Effective July 6, 2009, Janus Capital has agreed until at least November 1, 2010 to reimburse the Funds by the amount, if any, that such Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, class-specific distribution and shareholder servicing fees applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, the administrative fees payable pursuant to the Transfer Agency Agreement applicable to Class J Shares, Class R Shares, and Class S Shares, brokerage commissions, interest, dividends, taxes and extraordinary expenses (including, but not limited to, acquired fund fees and expenses), exceed the annual rates noted below. If applicable, amounts reimbursed to the Funds by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statements of Operations.

		Previous
	New Expense	Expense
	Limit (%)	Limit (%)
	(July 6, 2009	(until
Fund	to Present)	July 6, 2009)

Janus Balanced Fund	0.76%	N/A
Janus Contrarian Fund	0.89%	N/A
Janus Enterprise Fund	0.90%	N/A
Janus Fund	0.78%	N/A
Janus Growth and Income Fund	0.73%	N/A
Janus Research Core Fund(1)	0.66%	N/A
Janus Orion Fund	0.90%	N/A
Janus Triton Fund	1.05%	1.25%

(1)	Formerly named Janus Fundamental Equity Fund.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the

Janus Growth & Core Funds | 161

Notes to Financial Statements (continued)

annual compensation they are entitled to receive from the Funds. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Funds as unrealized appreciation/(depreciation) and is shown as of October 31, 2009 on the Statements of Assets and Liabilities as an asset, “Non-interested Trustees’ deferred compensation,” and a liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statements of Assets and Liabilities. Deferred compensation expenses for the fiscal year ended October 31, 2009 are included in “Non-interested Trustees’ fees and expenses” on the Statements of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. No deferred fees were distributed to any Trustee under the Deferred Plan during the fiscal year ended October 31, 2009.

For the fiscal year ended October 31, 2009, Janus Capital assumed $8,636 of legal, consulting and Trustee costs and fees incurred by the funds in the Trust and Janus Aspen Series together with the Trust (the “Portfolios”), in connection with the regulatory and civil litigation matters discussed in Note 10. These non-recurring costs were allocated to all Portfolios based on the Portfolios’ respective net assets as of July 31, 2004. No fees were allocated to the Portfolios that commenced operations after July 31, 2004. Additionally, all future non-recurring costs will be allocated to the Portfolios based on the Portfolios’ respective net assets on July 31, 2004. These “Non-recurring costs” and “Costs assumed by Janus Capital” are shown on the Statements of Operations.

Certain officers of the Funds may also be officers and/or directors of Janus Capital. Such officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer. The Funds reimburse the adviser for a portion of the compensation paid to the Chief Compliance Officer and certain compliance staff of the Trust. Total compensation of $357,283 was paid by the Trust during the fiscal year ended October 31, 2009. Each Fund’s portion is reported as part of “Other Expenses” on the Statements of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price for the Funds. The sales charge is allocated between Janus Distributors and financial intermediaries. During the period ended October 31, 2009, Janus Distributors retained the following upfront sales charge:

Upfront
Fund (Class A Shares)	Sales Charge

Janus Balanced Fund	$130,977
Janus Contrarian Fund	3,775
Janus Enterprise Fund	2,283
Janus Fund	1,528
Janus Growth and Income Fund	2,388
Janus Orion Fund	1,437
Janus Research Core Fund(1)	73
Janus Research Fund	125
Janus Triton Fund	7,902

(1)	Formerly named Janus Fundamental Equity Fund.

Class C Shares include a 1.00% contingent deferred sales charge paid by the redeeming shareholder to Janus Distributors. The contingent deferred sales charge applies to shares redeemed within 12 months of purchase. The redemption price may differ from the net asset value per share. During the period ended October 31, 2009, redeeming shareholders of Class C Shares paid the following contingent deferred sales charges:

Contingent Deferred
Fund (Class C Shares)	Sales Charge

Janus Balanced Fund	$12,569
Janus Contrarian Fund	948
Janus Enterprise Fund	253
Janus Fund	346
Janus Orion Fund	150
Janus Triton Fund	37

The Funds’ expenses may be reduced by expense offsets from an unaffiliated custodian and/or transfer agent. Such credits or offsets are included in “Expense and Fee Offset” on the Statements of Operations (if applicable). The transfer agent fee offsets received during the period reduce “Transfer agent fees and expenses” on the Statements of Operations (if applicable). Custodian offsets received reduce “Custodian fees” on the Statements of Operations (if applicable). The Funds could have employed the assets used by the custodian and/or transfer agent to produce income if they had not entered into an expense offset arrangement.

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash

162 | October 31, 2009

Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

During the fiscal year ended October 31, 2009, the Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost(1)	Shares/Cost(1)	Income	at 10/31/09

Janus Cash Liquidity Fund LLC
Janus Balanced Fund	$1,827,188,201	$(1,717,652,112)	$196,103	$109,536,089
Janus Contrarian Fund	1,359,456,827	(1,231,498,827)	109,581	127,958,000
Janus Enterprise Fund	328,865,180	(263,045,000)	100,338	65,820,180
Janus Fund	1,962,396,529	(1,627,040,887)	562,153	335,355,642
Janus Growth and Income Fund	683,234,358	(569,358,242)	151,932	113,876,116
Janus Orion Fund	1,562,109,159	(1,305,166,256)	157,191	256,942,903
Janus Research Core Fund(2)	126,408,865	(126,408,865)	21,368	–
Janus Research Fund	574,304,223	(569,361,223)	38,109	4,943,000
Janus Triton Fund	147,893,940	(111,559,442)	48,954	36,334,498
Janus Twenty Fund	1,328,253,397	(876,408,233)	617,961	451,845,164
Janus Venture Fund	69,301,765	(67,390,765)	3,683	1,911,000

	$9,969,412,444	$(8,464,889,852)	$2,007,373	$1,504,522,592

Janus Institutional Cash Management Fund – Institutional Shares
Janus Balanced Fund	$56,402	$(17,841,729)	$5,433	$–
Janus Fund	366,807	(100,848,951)	203,611	–
Janus Growth and Income Fund	368,822	(112,654,264)	179,957	–
Janus Triton Fund	2,812	(829,871)	681	–
Janus Twenty Fund	2,917,774	(725,016,610)	1,669,976	–

	$3,712,617	$(957,191,425)	$2,059,658	$–

Janus Institutional Money Market Fund – Institutional Shares
Janus Balanced Fund	$25,703,877	$(127,275,877)	$55,925	$–
Janus Contrarian Fund	67,794,611	(95,855,611)	23,326	–
Janus Enterprise Fund	12,309,724	(22,315,724)	20,760	–
Janus Fund	110,001,911	(373,682,163)	582,130	–
Janus Growth and Income Fund	116,008,138	(178,733,252)	359,169	–
Janus Orion Fund	47,129,488	(161,259,488)	127,516	–
Janus Research Core Fund(2)	8,533,708	(12,312,708)	8,706	–
Janus Research Fund	41,277,446	(90,713,446)	20,029	–
Janus Triton Fund	2,501,688	(5,276,688)	11,286	–
Janus Twenty Fund	72,372,190	(641,449,156)	1,003,102	–
Janus Venture Fund	8,009,852	(10,215,852)	1,827	–

	$511,642,633	$(1,719,089,965)	$2,213,776	$–

(1)	Includes investments acquired pursuant to merger. See Note 9.
(2)	Formerly named Janus Fundamental Equity Fund.

Janus Growth & Core Funds | 163

Notes to Financial Statements (continued)

Janus Capital or an affiliate invested and/or redeemed initial seed capital during the fiscal year ended October 31, 2009, as indicated in the following table.

	Seed Capital		Date of		Date of	Seed Capital
Fund	at 10/31/08	Purchases	Purchases	Redemptions	Redemption	at 10/31/09

Janus Research Fund - Class A Shares	$–	$1,000	7/6/09	$–	–	$1,000
Janus Research Fund - Class C Shares	–	1,000	7/6/09	–	–	1,000
Janus Research Fund - Class I Shares	–	1,000	7/6/09	–	–	1,000
Janus Research Fund - Class S Shares	–	11,000	7/6/09 & 10/29/09	–	–	11,000
Janus Triton Fund - Class A Shares	106,179(1)	–	–	(106,179)	8/11/09	–
Janus Triton Fund - Class C Shares	141,227(1)	–	–	(141,227)	8/11/09	–
Janus Triton Fund - Class R Shares	164,904(1)	–	–	–	–	164,904
Janus Triton Fund - Class S Shares	220,254(1)	–	–	–	–	220,254

(1)	Seed capital acquired pursuant to merger. See Note 9.

5.	Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Funds must satisfy under the income tax regulations; (2) losses or deductions the Funds may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes (reduced by foreign tax liability).

Other book to tax differences may consist of deferred compensation, derivatives and foreign currency contract adjustments. The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

	Undistributed	Undistributed		Other Book	Net Tax
	Ordinary	Long-Term	Accumulated	to Tax	Appreciation/
Fund	Income	Gains	Capital Losses	Differences	(Depreciation)

Janus Balanced Fund	$–	$–	$(107,525,876)	$(70,407)	$468,892,522
Janus Contrarian Fund	–	–	(1,134,965,280)	(6,781,369)	(158,030,210)
Janus Enterprise Fund	–	–	(1,622,534,433)	(64,905)	137,570,481
Janus Fund	5,781,718	–	(4,949,331,086)	1,295,509	873,800,690
Janus Growth and Income Fund	2,362,171	–	(1,182,295,165)	1,489	406,242,163
Janus Orion Fund	–	–	(1,900,620,220)	(1,833,800)	609,517,957
Janus Research Core Fund(1)	1,052,489	–	(171,796,805)	(121)	19,042,443
Janus Research Fund	7,526,986	–	(3,593,599,539)	(34,871)	180,433,494
Janus Triton Fund	100,377	–	(19,867,834)	(9,759)	21,843,571
Janus Twenty Fund	–	–	(774,833,391)	(156,314)	2,347,824,938
Janus Venture Fund	–	–	(169,536,203)	(673,613)	30,345,754

(1)	Formerly named Janus Fundamental Equity Fund.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2009, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the carryovers.

164 | October 31, 2009

Capital Loss Carryover Expiration Schedule
For the year ended October 31, 2009

								Accumulated
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	Capital
Fund	2010	2011	2012	2013	2015	2016	2017	Losses

Janus Balanced Fund(1)	$(2,173,497)	$–	$–	$–	$–	$(31,759,629)	$(73,592,750)	$(107,525,876)
Janus Contrarian Fund(1)	$–	$(39,096,971)	(38,648,243)	(22,132,836)	(1,936,896)	$(50,783,165)	$(982,367,169)	$(1,134,965,280)
Janus Enterprise Fund(1)	(1,191,693,717)	(35,756,979)	–	–	–	(138,714,921)	(256,368,816)	(1,622,534,433)
Janus Fund(1)	(2,698,955,519)	(574,244,030)	–	–	–	(23,612,026)	(1,652,519,511)	(4,949,331,086)
Janus Growth and Income Fund(1)	(8,328,322)	–	–	–	–	(472,623,891)	(701,342,952)	(1,182,295,165)
Janus Orion Fund(1)	(584,074,251)	–	–	–	–	(13,091,885)	(1,303,454,084)	(1,900,620,220)
Janus Research Core Fund(2)	–	–	–	–	–	(14,155,996)	(157,640,809)	(171,796,805)
Janus Research Fund	(2,677,021,633)	(222,598,721)	–	–	–	(40,293,996)	(653,685,189)	(3,593,599,539)
Janus Triton Fund(1)	–	–	–	–	–	(6,936,147)	(12,931,687)	(19,867,834)
Janus Twenty Fund	(117,584,500)	(643,606,306)	–	–	–	–	(13,642,585)	(774,833,391)
Janus Venture Fund(1)	(12,580,788)	–	–	–	–	(4,691,065)	(152,264,350)	(169,536,203)

(1)	Capital loss carryovers subject to annual limitations.
(2)	Formerly named Janus Fundamental Equity Fund.

The capital loss carryforward in funds of the Trust are subject to annual limitations under applicable tax laws and may expire unused as a result of the Janus Adviser Series trust acquisition during the current year. Due to these limitations, carryforward amounts in the table below will not be available for use. As a result, these amounts have been reclassified to paid-in capital.

Capital Loss
Carryover
Unavailable
Fund	Due to Merger

Janus Contrarian Fund	$63,429,037
Janus Enterprise Fund	25,708,760
Janus Fund	23,518,480
Janus Growth and Income Fund	4,915,159
Janus Orion Fund	12,831,712
Janus Research Core Fund(1)	2,415,244

(1)	Formerly named Janus Fundamental Equity Fund.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2009 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Janus Growth & Core Funds | 165

Notes to Financial Statements (continued)

	Federal Tax	Unrealized	Unrealized
Fund	Cost	Appreciation	(Depreciation)

Janus Balanced Fund	$4,148,542,007	$573,068,155	$(104,175,633)
Janus Contrarian Fund	4,107,368,754	588,720,054	(746,130,402)
Janus Enterprise Fund	2,157,499,541	382,167,841	(244,597,360)
Janus Fund	7,344,275,727	1,227,581,563	(353,780,873)
Janus Growth and Income Fund	3,295,386,443	638,764,455	(232,522,292)
Janus Orion Fund	2,563,930,973	742,979,110	(126,715,950)
Janus Research Core Fund(1)	576,023,731	66,118,518	(47,076,075)
Janus Research Fund	2,707,257,017	372,429,474	(191,995,980)
Janus Triton Fund	325,012,628	40,130,817	(18,074,765)
Janus Twenty Fund	6,619,422,868	2,558,512,947	(210,688,009)
Janus Venture Fund	893,062,099	219,481,968	(189,589,660)

(1)	Formerly named Janus Fundamental Equity Fund.

Information on the tax components of securities sold short as of October 31, 2009 is as follows:

	Federal Tax
	Proceeds from	Unrealized	Unrealized
Fund	Securities Sold Short	(Appreciation)	Depreciation

Janus Triton Fund	$(2,607,106)	$(306,151)	$93,670
Janus Venture Fund	(11,323,753)	(835,063)	1,288,509

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to paid-in capital.

For the fiscal year ended October 31, 2009

	Distributions
	From Ordinary	From Long-Term	Tax Return of	Net Investment
Fund	Income	Capital Gains	Capital	Loss

Janus Balanced	$92,307,406	$68,356,967	$443,498	$–
Janus Contrarian	18,633,965	127,434,634	1,859,062	–
Janus Enterprise Fund	–	–	–	(72,584)
Janus Fund	96,855,319	–	–	–
Janus Growth and Income Fund	37,846,778	–	–	–
Janus Orion Fund	24,662,852	–	2,379,674	–
Janus Research Core Fund(1)	8,145,763	18,689,352	–	–
Janus Research Fund	20,899,744	–	–	–
Janus Triton Fund	60,342	–	–	–
Janus Twenty Fund	–	–	1,410,558	(6,862,369)
Janus Venture Fund	–	–	–	(3,476,868)

(1)	Formerly named Janus Fundamental Equity Fund.

166 | October 31, 2009

For the fiscal year ended October 31, 2008

	Distributions
	From Ordinary	From Long-Term	Tax Return of	Net Investment
Fund	Income	Capital Gains	Capital	Loss

Janus Balanced Fund	$65,151,499	$87,036,514	$–	$–
Janus Contrarian Fund	34,529,912	349,165,516	–	–
Janus Enterprise Fund	–	–	–	(905,586)
Janus Fund	62,048,009	–	–	–
Janus Growth and Income Fund	158,487,299	594,598,778	–	–
Janus Orion Fund	16,325,391	–	–	–
Janus Research Core Fund(1)	26,651,465	62,776,669	–	–
Janus Research Fund	4,260,965	–	–	–
Janus Triton Fund	12,746,421	4,285,068	30	(501,247)
Janus Twenty Fund	24,898,590	–	–	–
Janus Venture Fund	43,495,586	276,410,821	42	(7,626,092)

(1)	Formerly named Janus Fundamental Equity Fund.

6.	Expense Ratios

The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offsets (gross expense ratio) and after expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursement). Listed below are the gross expense ratios for the Funds that would have been in effect, absent the waiver of certain fees and offsets.

For each fiscal year or period ended October 31

							Janus
	Janus	Janus	Janus		Janus	Janus	Research	Janus	Janus	Janus	Janus
	Balanced	Contrarian	Enterprise	Janus	Growth and Income	Orion	Core	Research	Triton	Twenty	Venture
	Fund	Fund	Fund	Fund	Fund	Fund	Fund(1)	Fund	Fund	Fund	Fund

Class A Shares(2)
2009	0.89%	1.43%	1.21%	1.07%	1.16%	1.19%	1.45%	1.24%	1.43%	N/A	N/A

Class C Shares(2)
2009	1.70%	2.37%	2.39%	1.89%	2.08%	2.13%	2.35%	1.94%	2.19%	N/A	N/A

Class I Shares(2)
2009	0.63%	0.94%	0.82%	0.73%	0.73%	0.74%	0.84%	1.02%	1.01%	N/A	N/A

Class J Shares(3)
2009	0.82%(4)	1.01%(4)	0.99%(4)	0.89%(4)	0.90%(4)	0.97%(4)	1.00%(4)	1.02%(4)	1.18%	0.86%(4)	0.93%(4)
2008	0.79%(4)	1.01%(4)	0.92%(4)	0.88%(4)	0.87%(4)	0.94%(4)	0.91%(4)	1.06%(4)	1.20%	0.85%(4)	0.90%(4)
2007	0.79%(4)	0.97%(4)	0.94%(4)	0.88%(4)	0.87%(4)	0.93%(4)	0.87%(4)	1.01%(4)	1.13%	0.88%(4)	0.88%(4)
2006	0.82%(4)	0.95%(4)	1.00%(4)	0.90%(4)	0.89%(4)	1.00%(4)	0.92%(4)	0.98%(4)	1.11%	0.88%(4)	0.91%(4)
2005	0.80%(4)	0.93%(4)	0.96%(4)	0.88%(4)	0.88%(4)	1.02%(4)	0.90%(4)	0.93%(4)	1.85%	0.86%(4)	0.87%(4)

Class R Shares(2)
2009	1.35%	1.67%	1.57%	1.45%	1.45%	1.49%	1.63%	N/A	1.81%	N/A	N/A

Class S Shares(2)
2009	1.10%	1.42%	1.31%	1.20%	1.20%	1.24%	1.37%	1.66%	1.61%	N/A	N/A

(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares.”
(4)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.

Janus Growth & Core Funds | 167

Notes to Financial Statements (continued)

7.	Capital Share Transactions

For the fiscal year or period ended	Janus Balanced Fund		Janus Contrarian Fund		Janus Enterprise Fund		Janus Fund		Janus Growth and Income Fund
October 31(all numbers in thousands)	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

Transactions in Fund Shares – Class A Shares:(1)
Shares sold	4,114	N/A	454	N/A	225	N/A	84	N/A	43	N/A
Shares issued in connection with acquisition (see Note 9)	10,919	N/A	6,786	N/A	1,905	N/A	199	N/A	781	N/A
Reinvested dividends and distributions	48	N/A	–	N/A	–	N/A	–	N/A	1	N/A
Shares repurchased	(1,638)	N/A	(1,404)	N/A	(371)	N/A	(106)	N/A	(101)	N/A
Net Increase/(Decrease) in Fund Shares	13,443	N/A	5,836	N/A	1,759	N/A	177	N/A	724	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	13,443	N/A	5,836	N/A	1,759	N/A	177	N/A	724	N/A
Transactions in Fund Shares – Class C Shares:(1)
Shares sold	3,463	N/A	237	N/A	59	N/A	21	N/A	20	N/A
Shares issued in connection with acquisition (see Note 9)	7,544	N/A	5,873	N/A	504	N/A	222	N/A	177	N/A
Reinvested dividends and distributions	21	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(427)	N/A	(615)	N/A	(51)	N/A	(15)	N/A	(17)	N/A
Net Increase/(Decrease) in Fund Shares	10,601	N/A	5,495	N/A	512	N/A	228	N/A	180	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	10,601	N/A	5,495	N/A	512	N/A	228	N/A	180	N/A
Transactions in Fund Shares – Class I Shares:(1)
Shares sold	2,633	N/A	3,442	N/A	1,733	N/A	618	N/A	213	N/A
Shares issued in connection with acquisition (see Note 9)	2,107	N/A	1,709	N/A	8,990	N/A	517	N/A	48	N/A
Reinvested dividends and distributions	11	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(309)	N/A	(215)	N/A	(931)	N/A	(56)	N/A	(6)	N/A
Net Increase/(Decrease) in Fund Shares	4,442	N/A	4,936	N/A	9,792	N/A	1,079	N/A	255	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	4,442	N/A	4,936	N/A	9,792	N/A	1,079	N/A	255	N/A
Transactions in Fund Shares – Class J Shares:(2)
Shares sold	51,122	31,503	34,357	117,238	6,671	12,080	52,097	51,312	10,929	12,153
Reinvested dividends and distributions	7,799	6,053	15,986	19,442	–	–	4,980	1,905	1,662	20,695
Shares repurchased	(26,846)	(26,010)	(98,192)	(175,169)	(9,999)	(10,547)	(88,759)	(70,606)	(28,493)	(40,872)
Net Increase/(Decrease) in Fund Shares	32,075	11,546	(47,849)	(38,489)	(3,328)	1,533	(31,682)	(17,389)	(15,902)	(8,024)
Shares Outstanding, Beginning of Period	114,741	103,195	360,467	398,956	39,134	37,601	369,951	387,340	152,777	160,801
Shares Outstanding, End of Period	146,816	114,741	312,618	360,467	35,806	39,134	338,269	369,951	136,875	152,777

168 | October 31, 2009

For the fiscal year or period ended	Janus Balanced Fund		Janus Contrarian Fund		Janus Enterprise Fund		Janus Fund		Janus Growth and Income Fund
October 31(all numbers in thousands)	2009	2008	2009	2008	2009	2008	2009	2008	2009	2008

Transactions in Fund Shares – Class R Shares:(1)
Shares sold	1,291	N/A	17	N/A	194	N/A	14	N/A	8	N/A
Shares issued in connection with acquisition (see Note 9)	1,196	N/A	221	N/A	935	N/A	23	N/A	73	N/A
Reinvested dividends and distributions	5	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(370)	N/A	(20)	N/A	(96)	N/A	(4)	N/A	(13)	N/A
Net Increase/(Decrease) in Fund Shares	2,122	N/A	218	N/A	1,033	N/A	33	N/A	68	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	2,122	N/A	218	N/A	1,033	N/A	33	N/A	68	N/A
Transactions in Fund Shares – Class S Shares:(1)
Shares sold	2,909	N/A	146	N/A	509	N/A	233	N/A	130	N/A
Shares issued in connection with acquisition (see Note 9)	20,316	N/A	488	N/A	5,116	N/A	3,983	N/A	2,661	N/A
Reinvested dividends and distributions	82	N/A	–	N/A	–	N/A	–	N/A	2	N/A
Shares repurchased	(1,850)	N/A	(249)	N/A	(481)	N/A	(693)	N/A	(290)	N/A
Net Increase/(Decrease) in Fund Shares	21,457	N/A	385	N/A	5,144	N/A	3,523	N/A	2,503	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	21,457	N/A	385	N/A	5,144	N/A	3,523	N/A	2,503	N/A

(1)	Period from July 6, 2009 (inception date) through October 31, 2009.
(2)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares”.

Janus Growth & Core Funds | 169

Notes to Financial Statements (continued)

	Janus Orion Fund		Janus Research Core Fund(1)		Janus Research Fund		Janus Triton Fund
For the fiscal year or period ended October 31(all numbers in thousands)	2009	2008	2009	2008	2009	2008	2009	2008

Transactions in Fund Shares – Class A Shares:(2)
Shares sold	317	N/A	418	N/A	4	N/A	1,007	N/A
Shares issued in connection with acquisition (see Note 9)	2,773	N/A	–	N/A	N/A	N/A	564	N/A
Reinvested dividends and distributions	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(448)	N/A	(78)	N/A	–	N/A	(398)	N/A
Net Increase/(Decrease) in Fund Shares	2,642	N/A	340	N/A	4	N/A	1,173	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	2,642	N/A	340	N/A	4	N/A	1,173	N/A
Transactions in Fund Shares – Class C Shares:(2)
Shares sold	89	N/A	492	N/A	3	N/A	242	N/A
Shares issued in connection with acquisition (see Note 9)	1,076	N/A	–	N/A	N/A	N/A	306	N/A
Reinvested dividends and distributions	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(98)	N/A	(31)	N/A	–	N/A	(29)	N/A
Net Increase/(Decrease) in Fund Shares	1,067	N/A	461	N/A	3	N/A	519	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	1,067	N/A	461	N/A	3	N/A	519	N/A
Transactions in Fund Shares – Class I Shares:(2)
Shares sold	884	N/A	149	N/A	307	N/A	310	N/A
Shares issued in connection with acquisition (see Note 9)	146	N/A	–	N/A	N/A	N/A	69	N/A
Reinvested dividends and distributions	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(21)	N/A	(13)	N/A	(4)	N/A	(3)	N/A
Net Increase/(Decrease) in Fund Shares	1,009	N/A	136	N/A	303	N/A	376	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	1,009	N/A	136	N/A	303	N/A	376	N/A
Transactions in Fund Shares – Class J Shares:(3)
Shares sold	43,375	126,802	2,004	3,500	11,501	30,440	19,430	8,878
Reinvested dividends and distributions	4,234	1,261	1,924	3,361	1,126	132	7	1,166
Shares repurchased	(78,440)	(132,761)	(7,708)	(9,876)	(26,081)	(44,621)	(6,066)	(5,095)
Net Increase/(Decrease) in Fund Shares	(30,831)	(4,698)	(3,780)	(3,015)	(13,454)	(14,049)	13,371	4,949
Shares Outstanding, Beginning of Period	377,672	382,370	34,736	37,751	141,962	156,011	13,816	8,867
Shares Outstanding, End of Period	346,841	377,672	30,956	34,736	128,508	141,962	27,187	13,816
Transactions in Fund Shares – Class R Shares:(2)
Shares sold	58	N/A	81	N/A	N/A	N/A	35	N/A
Shares issued in connection with acquisition (see Note 9)	136	N/A	–	N/A	N/A	N/A	74	N/A
Reinvested dividends and distributions	–	N/A	–	N/A	N/A	N/A	–	N/A
Shares repurchased	(16)	N/A	(8)	N/A	N/A	N/A	(9)	N/A
Net Increase/(Decrease) in Fund Shares	178	N/A	73	N/A	N/A	N/A	100	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	N/A	N/A	–	N/A
Shares Outstanding, End of Period	178	N/A	73	N/A	N/A	N/A	100	N/A
Transactions in Fund Shares – Class S Shares:(2)
Shares sold	523	N/A	1,773	N/A	486*	N/A	263	N/A
Shares issued in connection with acquisition (see Note 9)	1,012	N/A	–	N/A	N/A	N/A	78	N/A
Reinvested dividends and distributions	–	N/A	–	N/A	–	N/A	–	N/A
Shares repurchased	(57)	N/A	(503)	N/A	–	N/A	(10)	N/A
Net Increase/(Decrease) in Fund Shares	1,478	N/A	1,270	N/A	486*	N/A	331	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	1,478	N/A	1,270	N/A	486*	N/A	331	N/A

*	Shares outstanding not in thousands.
(1)	Formerly named Janus Fundamental Equity Fund.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares”.

170 | October 31, 2009

	Janus Twenty Fund		Janus Venture Fund
For the fiscal year or period ended October 31(all numbers in thousands)	2009	2008	2009	2008

Transactions in Fund Shares – Class J Shares:(1)
Shares sold	9,762	14,515	651	638
Reinvested dividends and distributions	34	339	–	5,473
Shares repurchased	(17,328)	(20,082)	(2,347)	(2,898)
Net Increase/(Decrease) in Fund Shares	(7,532)	(5,228)	(1,696)	3,213
Shares Outstanding, Beginning of Period	165,712	170,940	25,519	22,306
Shares Outstanding, End of Period	158,180	165,712	23,823	25,519
(1) Effective July 6, 2009, the Funds designated their initial share class as “Class J Shares”.

8.	Purchases and Sales of Investment Securities

For the fiscal year ended October 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and options contracts) was as follows:

			Purchases of Long-	Proceeds from Sales
	Purchases of	Proceeds from Sales	Term U.S. Government	of Long-Term U.S.
Fund	Securities	of Securities	Obligations	Government Obligations

Janus Balanced Fund	$5,196,624,944	$2,996,112,422	$1,483,846,855	$1,793,757,516
Janus Contrarian Fund	2,703,802,102	3,168,408,118	–	–
Janus Enterprise Fund	632,363,702	734,795,410	–	–
Janus Fund	4,211,076,007	4,652,213,015	–	–
Janus Growth and Income Fund	1,244,457,523	1,483,061,485	–	–
Janus Orion Fund	3,147,092,491	3,503,651,600	–	–
Janus Research Core Fund(1)	297,150,737	374,352,691	–	–
Janus Research Fund	2,086,222,196	2,302,670,142	–	–
Janus Triton Fund	216,513,126	92,095,927	–	–
Janus Twenty Fund	2,598,005,144	2,354,212,037	–	–
Janus Venture Fund	315,447,493	360,660,011	–	–

(1)	Formerly named Janus Fundamental Equity Fund.

9.	Fund Acquisition

On July 6, 2009, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund, and Janus Triton Fund acquired all of the net assets of Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Orion Fund, Janus Adviser Research Core Fund, and Janus Adviser Small-Mid Growth Fund, respectively, pursuant to separate plans of reorganization approved by the Trustees of Janus Investment Fund. The reorganization involved certain funds that were a series of the Janus Adviser Series trust (“JAD Trust”) being merged into corresponding funds of the Trust. The reorganization was accomplished by a tax-fee exchange of the series of the JAD Trust for the series of the Trust. The table below reflects the merger activity.

						Target Fund’s
						Unrealized
	Target Fund’s	Target Fund’s	Acquiring Fund’s	Acquiring Fund’s	Combined	Appreciation/
	Shares Outstanding	Net Assets	Shares Issued	Net Assets	Net Assets	(Depreciation)
Name of Fund	Prior to Merger	Prior to Merger	in Merger	Prior to Merger	after Merger	Prior to Merger

Janus Balanced Fund	40,928,701	$896,584,133	42,082,452	$2,832,738,531	$3,729,322,664	$27,507,614
Janus Contrarian Fund	18,603,495	157,182,551	15,077,988	3,379,696,090	3,536,878,641	(33,951,255)
Janus Enterprise Fund	25,257,379	639,201,484	17,451,403	1,372,778,997	2,011,980,481	(54,042,443)
Janus Fund	5,828,515	103,109,285	4,943,893	7,436,101,589	7,539,210,874	(2,352,790)
Janus Growth and Income Fund	8,824,942	86,935,742	3,740,567	3,263,460,830	3,350,396,572	(2,848,005)
Janus Orion Fund	4,043,427	39,032,881	5,142,393	2,684,570,634	2,723,603,515	2,519,525
Janus Research Core Fund(1)	3,799,429	42,205,476	2,733,955	495,965,727	538,171,203	(6,731,249)
Janus Triton Fund	1,247,456	11,206,551	1,092,206	229,323,658	240,530,209	(45,415)

(1)	Formerly named Janus Fundamental Equity Fund.

Janus Growth & Core Funds | 171

Notes to Financial Statements (continued)

10.	Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); and (ii) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group, Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the originally-filed actions: Janus Investment Fund (“JIF”), Janus Aspen Series (“JAS”), Janus Adviser Series (“JAD”), Janus Distributors LLC, INTECH Investment Management LLC (“INTECH”) (formerly named Enhanced Investment Technologies, LLC), Bay Isle Financial LLC (“Bay Isle”), Perkins Investment Management LLC (“Perkins”) (formerly named Perkins, Wolf, McDonnell and Company, LLC), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Steinberg case (action (i) above) except certain claims under Section 36(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). As a result, Janus filed a motion for summary judgment to resolve the remainder of the Section 36(b) claim. The Court has not yet ruled on the motion. In the Wiggins case (action (ii) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit. In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, Janus filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the United States Court of Appeals for the Fourth Circuit.

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

11.	Subsequent Events

Effective November 1, 2009, the Funds changed their fiscal year end from October 31 to September 30.

The Board of Trustees of the Funds has approved certain changes to evolve Janus Capital’s mutual fund platform. Class J Shares that are held through a third-party intermediary will be renamed Class T Shares. Class T Shares will be available only through certain financial intermediary platforms. Fund shares that are held directly with Janus will be moved to newly created Class D Shares, a share class dedicated to shareholders investing directly with Janus. These changes will be effective on or about February 16, 2010.

In May 2009, in accordance with the FASB guidance, the Funds adopted the provision of “Subsequent Events,” which provides guidance to establish general standards of

172 | October 31, 2009

accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to October 31, 2009 through December 17, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Janus Growth & Core Funds | 173

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders
of Janus Investment Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Fund, Janus Enterprise Fund, Janus Orion Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Research Core Fund (formerly named Janus Fundamental Equity Fund) and Janus Growth and Income Fund (eleven of the funds constituting Janus Investment Fund, hereafter referred to as the “Funds”) at October 31, 2009 and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

Denver, Colorado

December 17, 2009

174 | October 31, 2009

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities is available: (i) without charge, upon request, by calling 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital) (toll free); (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janus.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Funds’ Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital) (toll free).

Janus Growth & Core Funds | 175

Explanations of Charts, Tables and
Financial Statements (unaudited)

1.	Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in each Fund (from inception) with one or more widely used market indices. The hypothetical example does not represent the returns of any particular investment.

When comparing the performance of a Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a Fund invested in the index.

Average annual total returns are also quoted for each Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized and unsubsidized ratios for the past fiscal year. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting a Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and/or Janus Services and reflects a Fund’s subsidized expense ratio. Both the total annual fund operating expenses ratio and net annual fund operating expenses ratio are estimated for the fiscal year. The ratios also include expenses indirectly incurred by a Fund as a result of investing in other investment companies or pooled investments, which are not reflected in the “Financial Highlights” of this report. As a result, these ratios may be higher or lower than those shown in the “Financial Highlights” in this report. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

2.	Schedules of Investments

Following the performance overview section is each Fund’s Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If a Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports each Fund’s exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated. Each Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg L.P.

2a. Forward Currency Contracts

A table listing forward currency contracts follows each Fund’s Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Funds’ long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2b. Futures

A table listing futures contracts follows each Fund’s Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked-to-market amount for the last day of the reporting period.

2c. Options

A table listing written options contracts follows each Fund’s Schedule of Investments (if applicable). Written options contracts are contracts that obligate a Fund to sell or purchase an underlying security at a fixed price, upon exercise of the option. Options are used to hedge against

176 | October 31, 2009

adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, exercise price, value and premiums received.

3.	Statements of Assets and Liabilities

These statements are often referred to as the “balance sheets.” It lists the assets and liabilities of the Funds on the last day of the reporting period.

The Funds’ assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Funds’ liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Funds’ net assets. Because the Funds must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Funds’ net assets (assets minus liabilities) by the number of shares outstanding.

4.	Statements of Operations

These statements detail the Funds’ income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from stocks and interest earned from interest-bearing securities in the Funds.

The next section reports the expenses incurred by the Funds, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the increase or decrease in the value of securities held in the Funds. The Funds will realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Funds during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

5.	Statements of Changes in Net Assets

These statements report the increase or decrease in the Funds’ net assets during the reporting period. Changes in the Funds’ net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Funds’ net asset size to change during the period.

The first section summarizes the information from the Statements of Operations regarding changes in net assets due to the Funds’ investment performance. The Funds’ net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Funds to pay the distribution. If investors reinvest their dividends, the Funds’ net assets will not be affected. If you compare each Fund’s “Net Decrease from Dividends and Distributions” to the “Reinvested dividends and distributions,” you will notice that dividend distributions had little effect on each Fund’s net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Funds through purchases or withdrawals via redemptions. “Redemption Fees” (if applicable) refers to the fee paid to the Funds for shares held for 90 days or less by a shareholder. The Funds’ net assets will increase and decrease in value as investors purchase and redeem shares from the Funds.

6.	Financial Highlights

This schedule provides a per-share breakdown of the components that affect each Fund’s NAV for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Funds. Following is the total of gains/(losses), realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period. The total

Janus Growth & Core Funds | 177

Explanations of Charts, Tables and
Financial Statements (unaudited) (continued)

return may include adjustments in accordance with generally accepted accounting principles. As a result, the total return may differ from the total return reflected for shareholder transactions.

Also included are the expense ratios, or the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios vary across the Funds within the Trust for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Funds’ expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of balance credits or transfer agent fee offsets. The Statements of Operations reflect total expenses before any such offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of a Fund during the reporting period. Don’t confuse this ratio with a Fund’s yield. The net investment income ratio is not a true measure of a Fund’s yield because it doesn’t take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in a Fund. Portfolio turnover is affected by market conditions, changes in the asset size of a Fund, the nature of the Fund’s investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.

178 | October 31, 2009

Designation Requirements (unaudited)

For federal income tax purposes, the Funds designated the following for the year ended October 31, 2009:

Capital Gain Distributions

Fund

Janus Balanced Fund	$68,356,967
Janus Contrarian Fund	127,434,634
Janus Research Core Fund(1)	18,689,352

(1)	Formerly named Janus Fundamental Equity Fund.

Return of Capital Distributions

Fund

Janus Balanced Fund	$443,498
Janus Contrarian Fund	1,859,062
Janus Orion Fund	2,379,674
Janus Twenty Fund	1,410,558

Dividends Received Deduction Percentage

Fund

Janus Balanced Fund	51%
Janus Contrarian Fund	100%
Janus Fund	100%
Janus Growth and Income Fund	100%
Janus Orion Fund	100%
Janus Research Core Fund(1)	100%
Janus Research Fund	100%
Janus Triton Fund	100%

(1)	Formerly named Janus Fundamental Equity Fund.

Qualified Dividend Income

Fund

Janus Balanced Fund	79%
Janus Contrarian Fund	100%
Janus Fund	100%
Janus Growth and Income Fund	100%
Janus Orion Fund	100%
Janus Research Core Fund(1)	100%
Janus Research Fund	100%
Janus Triton Fund	100%

(1)	Formerly named Janus Fundamental Equity Fund.

Janus Growth & Core Funds | 179

Trustees and Officers (unaudited)

The Funds’ Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Trust’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. Collectively, these two registered investment companies consist of 52 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer, as authorized by the Trustees.

TRUSTEES

				Number of
				Funds in
				Fund Complex
	Positions Held	Length of	Principal Occupations	Overseen	Other Directorships
Name, Address, and Age	with the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Formerly, Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	52	Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 4 funds) and the F.B. Heron Foundation (a private grantmaking foundation).

Jerome S. Contro 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	11/05-Present	General partner of Crosslink Capital, a private investment firm (since 2008). Formerly, partner of Tango Group, a private investment firm (1999-2008).	52	None

John W. McCarter, Jr. 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	6/02-Present	President, Trustee Emeritus, and Chief Executive Officer of The Field Museum of Natural History (Chicago, IL) (since 1997).	52	Chairman of the Board and Director of Divergence Inc. (biotechnology firm); Director of W.W. Grainger, Inc. (industrial distributor); Trustee of WTTW (Chicago public television station) and the University of Chicago; Regent, Smithsonian Institution; and Governor, Argonne National Laboratory.

Dennis B. Mullen 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	2/71-Present	Chief Executive Officer of Red Robin Gourmet Burgers, Inc. (since 2005). Formerly, private investor.	52*	Chairman of the Board (since 2005) and Director of Red Robin Gourmet Burgers, Inc.; and Director of Janus Capital Funds Plc (Dublin-based, non-U.S. funds).

* Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 52 funds comprising the Janus funds, Mr. Mullen oversees 69 funds.

180 | October 31, 2009

TRUSTEES (continued)

				Number of
				Funds in
				Fund Complex
	Positions Held	Length of	Principal Occupations	Overseen	Other Directorships
Name, Address, and Age	with the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee

James T. Rothe 151 Detroit Street Denver, CO 80206 DOB: 1943	Trustee	1/97-Present	Co-founder and Managing Director of Roaring Fork Capital Management, LLC (private investment in public equity firm); and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004); and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ.	52	Director of Red Robin Gourmet Burgers, Inc.

William D. Stewart 151 Detroit Street Denver, CO 80206 DOB: 1944	Trustee	6/84-Present	Corporate Vice President and General Manager of MKS Instruments -HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves).	52	None

Martin H. Waldinger 151 Detroit Street Denver, CO 80206 DOB: 1938	Trustee	8/69-Present	Private investor and Consultant to California Planned Unit Developments (since 1994). Formerly, CEO and President of Marwal, Inc. (homeowner association management company).	52	None

Linda S. Wolf 151 Detroit Street Denver, CO 80206 DOB: 1947	Trustee	11/05-Present	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005).	52	Director of Wal-Mart, The Field Museum of Natural History (Chicago, IL), Children’s Memorial Hospital (Chicago, IL), Chicago Council on Global Affairs, and InnerWorkings (U.S. provider of print procurement solutions).

Janus Growth & Core Funds | 181

Trustees and Officers (unaudited) (continued)

OFFICERS

	Positions Held	Length of	Principal Occupations
Name, Address, and Age	with the Trust	Time Served*	During the Past Five Years

William Bales 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Portfolio Manager Janus Venture Fund	2/97-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Jonathan D. Coleman 151 Detroit Street Denver, CO 80206 DOB: 1971	Executive Vice President and Co-Portfolio Manager Janus Fund	11/07-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital, and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2002-2007) for Janus Enterprise Fund and Vice President (1998-2006) of Janus Capital.

David C. Decker 151 Detroit Street Denver, CO 80206 DOB: 1966	Executive Vice President and Portfolio Manager Janus Contrarian Fund	9/96-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Brian Demain 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Enterprise Fund	11/07-Present	Vice President of Janus Capital. Formerly, Assistant Portfolio Manager (2004-2007) for Janus Enterprise Fund and Analyst (1999-2007) for Janus Capital.

John Eisinger 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Portfolio Manager Janus Orion Fund	1/08-Present	Portfolio Manager for other Janus accounts. Formerly, Research Analyst (2003-2007) for Janus Capital.

James P. Goff 151 Detroit Street Denver, CO 80206 DOB: 1964	Executive Vice President Janus Research Core Fund Executive Vice President Janus Research Fund	11/07-Present 2/06-Present	Vice President and Director of Research of Janus Capital.

Chad Meade 151 Detroit Street Denver, CO 80206 DOB: 1977	Executive Vice President and Co-Portfolio Manager Janus Triton Fund	7/06-Present	Research Analyst of Janus Capital.

Marc Pinto 151 Detroit Street Denver, CO 80206 DOB: 1961	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund. Executive Vice President and Portfolio Manager Janus Growth and Income Fund	5/05-Present 11/07-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts.

Daniel Riff 151 Detroit Street Denver, CO 80206 DOB: 1972	Executive Vice President and Co-Portfolio Manager Janus Fund	11/07-Present	Portfolio Manager for other Janus accounts. Formerly, Analyst (2003-2007) for Janus Capital.

Ron Sachs 151 Detroit Street Denver, CO 80206 DOB: 1967	Executive Vice President and Portfolio Manager Janus Twenty Fund	1/08-Present	Vice President of Janus Capital and Portfolio Manager for other Janus accounts. Formerly, Portfolio Manager (2000-2007) for Janus Orion Fund and Portfolio Manager (2005-2006) for Janus Triton Fund.

Brian A. Schaub 151 Detroit Street Denver, CO 80206 DOB: 1978	Executive Vice President and Co-Portfolio Manager Janus Triton Fund	7/06-Present	Portfolio Manager for other Janus accounts and Research Analyst of Janus Capital.

Gibson Smith 151 Detroit Street Denver, CO 80206 DOB: 1968	Executive Vice President and Co-Portfolio Manager Janus Balanced Fund	5/05-Present	Co-Chief Investment Officer and Executive Vice President of Janus Capital; Executive Vice President of Janus Distributors LLC and Janus Services LLC; and Portfolio Manager for other Janus accounts. Formerly, Vice President (2003-2006) of Janus Capital.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

182 | October 31, 2009

OFFICERS (continued)

	Positions Held	Length of	Principal Occupations
Name, Address, and Age	with the Trust	Time Served*	During the Past Five Years

Robin C. Beery 151 Detroit Street Denver, CO 80206 DOB: 1967	President and Chief Executive Officer	4/08-Present	Executive Vice President, Chief Marketing Officer, and Head of Intermediary Distribution, Global Marketing and Product of Janus Capital Group Inc. and Janus Capital; Executive Vice President and Head of Intermediary Distribution, Global Marketing and Product of Janus Distributors LLC and Janus Services LLC; Director of Perkins Investment Management LLC (formerly named Perkins, Wolf, McDonnell and Company, LLC); and Working Director of INTECH Investment Management LLC (formerly named Enhanced Investment Technologies, LLC). Formerly, President (2002-2007) and Director (2000-2007) of The Janus Foundation; President (2004-2006) and Vice President and Chief Marketing Officer (2003-2004) of Janus Services LLC; and Senior Vice President (2003-2005) of Janus Capital Group Inc. and Janus Capital.

Stephanie Grauerholz-Lofton 151 Detroit Street Denver, CO 80206 DOB: 1970	Chief Legal Counsel and Secretary Vice President	1/06-Present 3/06-Present	Vice President and Assistant General Counsel of Janus Capital, and Vice President and Assistant Secretary of Janus Distributors LLC. Formerly, Assistant Vice President of Janus Capital and Janus Distributors LLC (2006).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; and Vice President of INTECH Investment Management LLC (formerly named Enhanced Investment Technologies, LLC) and Perkins Investment Management LLC (formerly named Perkins, Wolf, McDonnell and Company, LLC). Formerly, Chief Compliance Officer of Bay Isle Financial LLC (2003-2008) and INTECH Investment Management LLC (2003-2005); Vice President of Janus Capital (2000-2005) and Janus Services LLC (2004-2005); and Assistant Vice President of Janus Services LLC (2000-2004).

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital. Formerly, Director of Financial Reporting for OppenheimerFunds, Inc. (2004-2005).

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Janus Growth & Core Funds | 183

Notes

184 | October 31, 2009

Notes

Janus Growth & Core Funds | 185

Janus provides access to a wide range of investment disciplines.

Growth
Janus growth funds focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies.

Core
Janus core funds seek investments in more stable and predictable companies. These funds look for a strategic combination of steady growth and for certain funds, some degree of income.

Risk-Managed
Our risk-managed funds seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH (a Janus subsidiary), these funds use a mathematical process in an attempt to build a more “efficient” portfolio than the index.

Value
Janus value funds invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company’s true value and identify and evaluate potential catalysts that may unlock shareholder value.

Global & International
Janus global and international funds seek to leverage Janus’ research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Asset Allocation
Janus’ asset allocation funds utilize our fundamental, bottom-up research to balance risk over the long term. From fund options that meet investors’ risk tolerance and objectives to a method that incorporates non-traditional investment choices to seek non-correlated sources of risk and return, Janus’ asset allocation funds aim to allocate risk more effectively.

Alternative
Janus alternative funds seek to deliver strong risk-adjusted returns over a full market cycle with lower correlation to equity markets than traditional investments.

Fixed Income
Janus bond funds attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation. Janus money market funds seek capital preservation and liquidity with current income as a secondary objective.

For more information about our funds, contact your investment professional or go to janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus).

Please consider the charges, risks, expenses and investment objectives carefully before investing or recommending to clients for investment. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) (or 800.525.3713 if you hold Shares directly with Janus); or download the file from janus.com/info (or janus.com/reports if you hold Shares directly with Janus). Read it carefully before you invest or send money.

This is for information purposes only. Janus Capital Group Inc., does not guarantee that the information supplied is accurate, complete or timely or make any warranties with regards to the results obtained from its use.

Janus Distributors LLC 151 Detroit Street, Denver, CO 80206 (1/10)

Investment products offered are:  NOT FDIC-INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

C-1109-173	11-30-10 111-02-105 12-09

2010 SEMIANNUAL REPORT

Janus Growth & Core Funds

Janus Balanced Fund
Janus Contrarian Fund
Janus Enterprise Fund
Janus Forty Fund
Janus Fund
Janus Growth and Income Fund
Janus Orion Fund
Janus Research Core Fund
Janus Research Fund
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund

HIGHLIGHTS

•	Portfolio management perspective
•	Investment strategy behind your fund
•	Fund performance, characteristics and holdings

            Janus Growth & Core Funds

Co-Chief Investment Officers’ Market Perspective	1
Useful Information About Your Fund Report	4
Management Commentaries and Schedules of Investments
Janus Balanced Fund	6
Janus Contrarian Fund	21
Janus Enterprise Fund	32
Janus Forty Fund	41
Janus Fund	50
Janus Growth and Income Fund	59
Janus Orion Fund	67
Janus Research Core Fund	78
Janus Research Fund	87
Janus Triton Fund	97
Janus Twenty Fund	106
Janus Venture Fund	113
Statements of Assets and Liabilities	124
Statements of Operations	128
Statements of Changes in Net Assets	130
Financial Highlights	138
Notes to Schedules of Investments	162
Notes to Financial Statements	169
Additional Information	200
Explanations of Charts, Tables and Financial Statements	203

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital). You can also visit janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital). Read it carefully before you invest or send money.

Co-Chief Investment Officers’ Market Perspective

Jonathan Coleman
Co-Chief Investment Officer

Gibson Smith
Co-Chief Investment Officer

Thank you for your investment with Janus. In recent months, improvements in the U.S. and global economies have persisted. And, while market and economic conditions continue to change, our research-driven investment philosophy has remained constant. As a result, we are pleased to continue to deliver strong results relative to many of our peers.

For the 12-month period ended March 31, 2010, 71% of Janus funds, Class T Shares, ranked within Lipper’s top two quartiles based on total returns. Longer term, 89% of our funds achieved first- or second-quartile Lipper rankings for the three-year period and 88% ranked in Lipper’s top two quartiles for the five-year period ended March 31, 2010. (Lipper rankings are based on total returns. See complete rankings on page 3.)

Equity and Fixed Income Markets

U.S. equity markets rose during the six-month period to finish near 17-month highs amid upward momentum in the U.S. and global economies and better-than-expected corporate earnings. The S&P 500® Index gained 11.75%, posting its fourth consecutive quarterly gain. Non-U.S. markets also finished close to their highest levels in nearly 18 months.

On the credit and fixed income side, corporate credit markets delivered against strong expectations for the period. The U.S. investment grade credit market (Barclays Capital U.S. Credit Index) rose 3.7% and the U.S. High Yield market (Barclays Capital U.S. High Yield Bond Index) was up 11.1% for the six month period ended March 31, 2010.

A rebound in consumer spending helped drive upward momentum in the U.S. economy during the period, while restructurings in the airline and automobile industries helped strengthen the service and manufacturing sectors. U.S. corporations continued to focus on cost controls instead of ramping up spending and hiring. As a result, we have seen a tremendous recovery in earnings. The U.S. labor market also demonstrated modest progress in March with private payrolls showing their largest monthly increase in two years.

Looking Ahead

While the strength in the U.S. and global economies is encouraging, we believe the potential magnitude of economic growth for the remainder of 2010 remains uncertain. The political environment and overall business confidence remain two key macro themes to watch, given that companies need to invest again in order for sustained economic growth to materialize.

Looking ahead, we do not think the next phase of any market movement will be as broad as the one we saw coming off of the lows of roughly a year ago. This, along with the likelihood of slower or uneven economic growth worldwide, leads us to believe the key to success going forward will largely be dependent on security selection.

As fundamental researchers throughout our 40-year history, our goal has always been to identify those companies going through positive fundamental transition. We take a long-term view of investment opportunities and believe a well-balanced and diversified approach is important to achieving long-term investment success. We look at a potential investment from every angle and believe this is a vital component to successful security selection in both the fixed income and equity markets. This approach forms the foundation of our commitment to deliver strong long-term relative performance.

Once again, we thank you for your business and your continued confidence in Janus.

Janus Growth & Core Funds | 1

Continued

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or download the file from janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital). Read it carefully before investing or sending money.

The opinions are those of the authors as of March 31, 2010 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of individual holdings or market sectors, but as an illustration of broader themes.

Past performance is no guarantee of future results.

All current and potential holdings in Janus products are subject to risks that individuals need to address.

There is no assurance that the investment process will consistently lead to successful investing.

The S&P 500® Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

The Barclays Capital U.S. Credit Index is comprised of the Barclays Capital U.S. Corporate Index and the non-native currency subcomponent of the Barclays Capital U.S. Government-Related Index. It includes publicly issued U.S. corporates, specified foreign debentures and secured notes denominated in U.S. dollars. It is a subset of the Barclays Capital U.S. Government/Credit Index and the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S Corporate High-Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt.

A Fund’s portfolio may differ significantly from the securities held in an index. Indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

In preparing this document, Janus has relied upon and assumed, without independent verification, the accuracy and completeness of all information available from public sources. Statements in this piece that reflect projections or expectations of future financial or economic performance of a mutual fund or strategy and of the markets in general and statements of a Fund’s plans and objectives for future operations are forward-looking statements. Actual results or events may differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Funds distributed by Janus Distributors LLC (5/10)

2 | MARCH 31, 2010

Lipper Rankings (unaudited)

		Lipper Rankings – Based on total returns as of 3/31/10

		One Year		Three Year		Five Year		Ten Year		Since Inception		Since PM Inception
		Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/	Percentile	Rank/
	Lipper Category	Rank %	Total Funds	Rank %	Total Funds	Rank %	Total Funds	Rank %	Total Funds	Rank %	Total Funds	Rank %	Total Funds

Janus Investment Fund (Inception date)

Growth & Core

Janus Balanced Fund(1)(9/92)	Mixed-Asset Target Allocation–Moderate Funds	80	428/537	1	3/457	2	5/347	23	42/183	4	1/32	2	5/368

Janus Contrarian Fund(2/00)	Multi-Cap Core Funds	6	41/805	57	395/698	3	16/539	15	34/234	17	37/230	17	37/230

Janus Enterprise Fund(1)(9/92)	Mid-Cap Growth Funds	26	110/425	27	99/377	17	54/321	90	156/173	43	14/32	27	106/393

Janus Fund(2/70)	Large-Cap Growth Funds	32	267/834	49	357/729	41	245/611	69	227/330	15	3/20	42	316/769

Janus Growth and Income Fund(1)(5/91)	Large-Cap Core Funds	48	438/930	46	364/799	44	288/664	77	296/387	7	5/78	56	461/828

Janus Orion Fund(6/00)	Multi-Cap Growth Funds	2	5/456	14	53/384	2	4/298	–	–	18	32/186	53	214/408

Janus Research Core Fund(1)(6/96)	Large-Cap Core Funds	19	170/930	49	389/799	19	123/664	42	160/387	4	7/203	68	562/828

Janus Research Fund(1)(5/93)	Large-Cap Growth Funds	4	28/834	35	255/729	12	71/611	79	261/330	6	5/86	9	54/671

Janus Triton Fund(1)(2/05)	Small-Cap Growth Funds	37	196/536	3	14/472	2	6/396	–	–	2	6/392	2	5/440

Janus Twenty Fund*(4/85)	Large-Cap Growth Funds	31	255/834	2	8/729	1	6/611	39	128/330	6	2/37	35	268/781

Janus Venture Fund*(4/85)	Small-Cap Growth Funds	11	59/536	50	232/472	25	99/396	76	169/223	9	1/11	22	28/129

Risk-Managed

INTECH Risk-Managed Core Fund(2/03)	Multi-Cap Core Funds	76	605/805	70	488/698	69	368/539	–	–	49	191/393	49	191/393

Value

Perkins Mid Cap Value Fund(8/98)	Mid-Cap Value Funds	93	203/219	8	15/192	10	14/143	7	4/57	3	1/43	3	1/43

Perkins Small Cap Value Fund(2/97)	Small-Cap Core Funds	37	270/733	1	6/621	6	28/508	10	27/272	5	6/126	5	6/126

Global & International

Janus Global Life Sciences Fund(12/98)	Global Health/Biotechnology Funds	45	21/46	16	7/43	48	18/37	75	15/19	16	2/12	12	5/43

Janus Global Opportunities Fund(1)(6/01)	Global Funds	36	199/556	32	128/399	65	198/304	–	–	15	27/185	62	195/315

Janus Global Research Fund(1)(2/05)	Global Funds	20	111/556	14	56/399	3	9/304	–	–	4	9/294	4	9/294

Janus Global Technology Fund(12/98)	Global Science/Technology Funds	38	26/68	37	21/56	36	18/50	85	17/19	36	6/16	42	23/54

Janus Overseas Fund(1)(5/94)	International Funds	1	9/1278	1	6/988	1	1/721	19	73/395	1	1/100	1	2/607

Janus Worldwide Fund(1)(5/91)	Global Funds	27	145/556	61	244/399	70	212/304	95	145/152	34	6/17	18	99/556

Fixed Income

Janus Flexible Bond Fund(1)(7/87)	Intermediate Investment Grade Debt Funds	59	320/544	7	28/453	8	28/387	18	40/224	10	2/20	8	34/459

Janus High-Yield Fund(1)(12/95)	High Current Yield Funds	74	338/460	23	90/399	19	64/343	30	66/222	7	6/91	26	81/313

Janus Short-Term Bond Fund(1)(9/92)	Short Investment Grade Debt Funds	64	163/257	5	10/238	4	6/184	18	18/99	26	7/26	6	14/240

Asset Allocation

Janus Smart Portfolio – Growth(12/05)	Mixed-Asset Target Allocation Growth Funds	14	79/583	7	33/497	–	–	–	–	2	5/434	2	5/434

Janus Smart Portfolio – Moderate(12/05)	Mixed-Asset Target Allocation Moderate Funds	24	124/537	2	8/457	–	–	–	–	3	9/401	3	9/401

Janus Smart Portfolio – Conservative(12/05)	Mixed-Asset Target Allocation Conservative Funds	29	133/462	4	12/381	–	–	–	–	2	5/310	2	5/310

(1)	The date of the Lipper ranking is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

*Closed to new investors.

Past performance is no guarantee of future results. For current month-end performance, call 877.33JANUS(52687) (or 800.525.3713 if you hold Shares directly with Janus Capital). You can also visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

Ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return or yield, and therefore the ranking for the period.

Lipper, Inc., a wholly-owned subsidiary of Reuters, is a nationally recognized organization that ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Ratings are historical with capital gains and dividends reinvested.

Janus Growth & Core Funds | 3

Useful Information About Your Fund Report (unaudited)

Management Commentaries

The Management Commentaries in this report include valuable insight from each of the Funds’ managers as well as statistical information to help you understand how your Fund’s performance and characteristics stack up against those of comparable indices.

If a Fund invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of domicile. However, the Funds’ managers may allocate a company to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed by the Funds’ managers in the Management Commentaries are just that: opinions. They are a reflection of the managers’ best judgment at the time this report was compiled, which was March 31, 2010. As the investing environment changes, so could the managers’ opinions. These views are unique to each manager and aren’t necessarily shared by fellow employees or by Janus in general.

Fund Expenses

We believe it’s important for our shareholders to have a clear understanding of Fund expenses and the impact they have on investment return.

The following is important information regarding each Fund’s Expense Example, which appears in each Fund’s Management Commentary within this Semiannual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (applicable to Class A Shares only); redemption fees, where applicable (and any related exchange fees); and (2) ongoing costs, including management fees; distribution and shareholder servicing (12b-1) fees (applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares only); administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares only); administrative fees (applicable to Class A Shares, Class C Shares, and Class I Shares only); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the five-month period from November 1, 2009 to March 31, 2010 or the six-month period from October 1, 2009 to March 31, 2010 depending on the Fund.

Actual Expenses

The first line of the table in each example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table in each example provides information about hypothetical account values and hypothetical expenses based upon each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Janus Capital Management LLC (“Janus Capital”) has contractually agreed to waive certain Funds’ total operating expenses, excluding any performance adjustments to management fees, if applicable, class-specific distribution and shareholder servicing (12b-1) fees (applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares only), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares only), brokerage commissions, interest, dividends, taxes and extraordinary expenses, including, but not limited to, acquired fund fees and expenses, to certain limits until at least February 16, 2011. Expenses in the examples reflect application of these waivers. Had the waivers not been in effect, your

4 | MARCH 31, 2010

expenses would have been higher. More information regarding the waivers is available in the Funds’ prospectuses.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees (where applicable) and any related exchange fees. These fees are fully described in the prospectus. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Janus Growth & Core Funds | 5

Janus Balanced Fund (unaudited)

Fund Snapshot
We believe a dynamic approach to asset allocation that leverages our bottom-up, fundamental equity and fixed income research will allow us to outperform our benchmark and peers over time. Our integrated equity and fixed income research team seeks an optimal balance of asset class opportunities across market cycles.
Marc Pinto co-portfolio manager	Gibson Smith co-portfolio manager

Performance Overview

Janus Balanced Fund’s Class T Shares returned 8.73% for the five-month period ended March 31, 2010, compared with an 8.26% return by the Balanced Index, an internally-calculated secondary benchmark. The Balanced Index is composed of a 55% weighting in the S&P 500® Index, the Fund’s primary benchmark, and a 45% weighting in the Barclays Capital U.S. Aggregate Bond Index, the Fund’s other secondary benchmark, which returned 13.87% and 1.49%, respectively.

Economic Overview

U.S. equity prices finished the period near 17-month highs amid upward momentum in the U.S. economy, strength abroad and better-than-expected corporate earnings. Small-cap and mid-cap stocks outperformed, while value-style indices topped growth. Industrial, financial and consumer discretionary stocks were the best performing group within the S&P 500® Index. Meanwhile, utilities and telecommunication services underperformed. Most commodities finished the period higher, although natural gas prices moved significantly lower.

While the strength in the economy is encouraging, we have seen evidence that it has largely been driven by businesses rebuilding depleted inventories and strong government stimulus. Meanwhile, mixed housing data released during the period provided evidence of the fragile nature of the U.S. housing market and that it continues to struggle to recover. The U.S. labor market showed modest improvement in March, with private payrolls showing their largest monthly increase in two years. Overall, private sector hiring remains slow as corporations have treaded carefully, helping to keep the unemployment rate at 9.7% at the end of March.

Given the accommodative stance of the Federal Reserve (Fed), positive economic momentum and a large U.S. fiscal budget deficit, interest rates ended the period higher with the long-end of the curve making the largest move. Volatility of rates increased amid concerns over sovereign creditworthiness, namely in Europe, reduced stimulus and monetary tightening in China and concerns over the demand for U.S. Treasuries. Overall the yield curve remained near its steepest level on record at period end. In fact, the 10-year yield stood near its highest level since June 2009. Amid the volatility and the rise in rates, Treasuries were among the worst performing fixed income segments during the period. Commercial Mortgage Backed Securities (CMBS) were the top performing segment as yields relative to U.S. Treasuries, or spreads, continued to narrow. Turning to corporate credit, spreads narrowed during the quarter with the greatest tightening occurring within high yield. This elevated high yield near the top of the list of gainers while investment grade credit was close behind.

Strategy Overview

The Fund’s equity exposure rose slightly during the period bringing our modest overweight equities relative to the Balanced Index during the period to 59.1% by period end. While this positioning aided performance, as equities outperformed fixed income, our more conservative tilt within the equity sleeve drove the Fund’s overall underperformance relative to its primary benchmark and peer group. Specifically, our equity holdings in financials and consumer-related sectors were the largest detractors during the period. Investment bank/brokerage firm Morgan Stanley was the top individual detractor. Morgan Stanley has been benefiting from the improvement in the capital markets, although its trading business has become more competitive. We continue to view its stock as attractively valued. CVS Caremark Corp., a pharmacy operator and pharmacy benefit manager (PBM) suffered during the period after reporting contract losses in its PBM business. While we think the stock is valued attractively, we continue to monitor the situation.

Meanwhile, our selections within energy and information technology, along with an underweight to utilities, were the largest contributors on the equity side. Bristol-Myers Squibb Co., a pharmaceutical holding, posted gains during the period. We like that the company’s focus is on returns

6 | MARCH 31, 2010

(unaudited)

on invested capital. It also has an attractive dividend yield. Enterprise software maker Oracle Corp. reported strong earnings early in the period, which we think confirmed our thesis that its products are considered non-discretionary by information technology purchasing managers and therefore would likely hold up better in an uncertain spending environment.

The Fund’s fixed income sleeve outperformed, largely because of our overweight and credit selection within corporate bonds. Lower quality bonds, like BBB- and BB-rated credits aided relative results as well. Specifically, our retailers and banks were among the top fixed income contributors. Compared to investment grade corporate credit high-yield debt remains relatively attractive to us with the BBB- and BB-rated segments offering the most value in our view because of their higher yields, which can absorb some of the adverse impact of a federal funds rate-driven backup in short-term interest rates. Our significant exposure to Teck Resources, Ltd., a non-index name, was the largest individual contributor to performance. The Vancouver, Canada-based company focused on metallic coal mining has benefited from strong demand from China as well as speculation of the company being a takeover candidate. Regardless of what happens, management has indicated its desire to pay down debt and improve its financial position. We did reduce our position given its rapid run up, but maintained sizeable exposure.

In terms of detractors within fixed income, our underweight exposure to CMBS weighed on results relative to our benchmark and peer group, the intermediate investment grade debt category, where many of our peers have CMBS exposure. CMBS spreads continued to tighten in what we think remains a fairly limited market. We continue to see little value in the CMBS market given its size, structure and the potential for spread widening. Sectors that hurt relative results among corporate credit included entertainment. In terms of individual detractors, our holding in Alcoa, Inc., an aluminum producer, underperformed during the period. We think Alcoa’s strong balance sheet and liquidity profile may mitigate some of the risk and that the holding was attractively valued. We are seeing continued improvement in the demand for aluminum and a more rational pricing environment. We believe Alcoa is well positioned to benefit.

Under certain circumstances and market conditions, we may initiate positions in futures contracts in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Outlook

Despite the continued rally in equity prices, we think valuations are attractive and investor expectations remain reasonable. Corporate balance sheets and profits are in good shape in our view amid aggressive cost reductions, which could help profits hold up in a weak economy and provide leverage in a strengthening economy. We recognize that with the equity sleeve’s conservative tilt an accelerating economy or double-dip recession poses a slight risk to relative performance, but think we are positioned appropriately. Regardless, we continue to favor companies with sustainable cash flows, good dividend yields and strong earnings visibility.

The fundamental and structural issues within fixed income, which we’ve outlined in previous commentaries and research briefs, remain in place in our view and will likely continue to be key drivers of returns within fixed income over the near term. Large U.S. fiscal budget deficits and the resulting financing needs of the U.S. Government will likely place upward pressure on long-term interest rates. With the Fed remaining committed to holding the federal funds rate low for an “extended period,” essentially anchoring short-term rates, we see risk of a further steepening of the yield curve. This is particularly true if the market perceives the Fed to be behind in addressing inflationary pressures, which so far have remained subdued given excess capacity in the economy, low wage growth and falling owners equivalent rents. The unprecedented size and nature of the monetary and fiscal stimulus, as well as the other governmental support mechanisms, have made the economic impact of unwinding such aid uncertain in our opinion.

Despite the significant spread tightening we’ve seen in corporate credit relative to U.S. Treasuries, we believe there is the potential for further tightening. While solid earnings growth and better functioning credit markets have helped companies restructure and firm up their balance sheets, revenue growth needs to materialize to allay some of our concerns over the sustainability of the earnings recovery. Unemployment remains high and we do not see companies quickly ramping up hiring, which could prolong the labor market weakness and result in slower economic growth overall. Furthermore, the impact of fiscal and monetary stimulus has begun to wane. As a result, we do not believe the rally in corporate credit will continue to be as broad as it has been in recent quarters and that individual security selection will matter the most in generating risk-adjusted outperformance. While we

Janus Growth & Core Funds | 7

Janus Balanced Fund (unaudited)

recognize the risk of a double-dip recession and have included a little more insurance in the form of greater U.S. Treasury exposure at the short end, we continue to emphasize the importance of corporate credit and credit analysis in fixed income investing.

We think our strengths lie in our fundamental bottom-up analysis and robust risk management. Stock picking and corporate credit selection are areas where we believe we can effectively apply these strengths and create value for our shareholders over the long term.

Thank you for investing in Janus Balanced Fund.

Janus Balanced Fund At A Glance

5 Top Performers – Equity Holdings

Contribution

Bristol-Myers Squibb Co.	0.73%
Oracle Corp.	0.57%
Boeing Co.	0.55%
Canadian National Railway Co. (U.S. Shares)	0.53%
Corning, Inc.	0.53%

5 Bottom Performers – Equity Holdings

Contribution

Morgan Stanley	–0.28%
CVS Caremark Corp.	–0.13%
Credit Suisse Group A.G. (ADR)	–0.10%
Daimler A.G.	–0.09%
Goldman Sachs Group, Inc.	–0.05%

5 Top Performers – Sectors*

		Fund Weighting
	Fund Contribution	(Average % of Equity)	S&P 500® Index Weighting

Information Technology	2.94%	17.76%	19.12%
Health Care	2.54%	18.09%	12.68%
Industrials	2.50%	9.90%	10.34%
Consumer Staples	1.53%	17.32%	11.52%
Consumer Discretionary	1.52%	8.76%	9.68%

5 Bottom Performers – Sectors*

		Fund Weighting
	Fund Contribution	(Average % of Equity)	S&P 500® Index Weighting

Utilities	0.00%	0.00%	3.62%
Telecommunication Services	0.04%	0.57%	2.99%
Materials	0.44%	3.75%	3.52%
Financials	0.62%	13.72%	14.97%
Energy	0.67%	10.13%	11.56%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

8 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Philip Morris International, Inc. Tobacco	2.1%
Bristol-Myers Squibb Co. Medical – Drugs	1.8%
Reckitt Benckiser Group PLC Soap and Cleaning Preparations	1.8%
Nestle S.A. Food – Miscellaneous/Diversified	1.8%
Anheuser-Busch InBev N.V. Brewery	1.6%

9.1%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 2.7% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

Janus Growth & Core Funds | 9

Janus Balanced Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Balanced Fund – Class A Shares
NAV	8.75%	30.58%	7.72%	3.93%	10.21%	0.89%	0.89%
MOP	2.49%	23.07%	6.45%	3.32%	9.84%

Janus Balanced Fund – Class C Shares
NAV	8.41%	28.92%	6.95%	3.17%	9.57%	1.70%	1.70%
CDSC	7.33%	27.65%	6.95%	3.17%	9.57%

Janus Balanced Fund – Class D Shares(1)	8.73%	30.61%	7.76%	3.96%	10.22%	0.72%	0.72%

Janus Balanced Fund – Class I Shares	8.84%	30.61%	7.76%	3.96%	10.22%	0.63%	0.63%

Janus Balanced Fund – Class R Shares	8.53%	29.59%	7.22%	3.44%	9.83%	1.35%	1.35%

Janus Balanced Fund – Class S Shares	8.67%	30.15%	7.48%	3.70%	10.05%	1.10%	1.10%

Janus Balanced Fund – Class T Shares	8.73%	30.61%	7.76%	3.96%	10.22%	0.85%	0.85%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	8.15%

Barclays Capital U.S. Aggregate Bond Index(#)	1.49%	7.69%	5.44%	6.29%	6.33%

Barclays Capital U.S. Government/Credit Bond Index	1.10%	7.51%	5.17%	6.22%	6.32%

Balanced Index	8.26%	29.56%	3.73%	2.77%	7.65%

Lipper Quartile – Class T Shares	–	4th	1st	1st	1st

Lipper Ranking – based on total return for Mixed-Asset Target Allocation Moderate Funds	–	428/537	5/347	42/183	1/32

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

See important disclosures on the next page.

10 | MARCH 31, 2010

(unaudited)

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with non-investment grade debt securities, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Funds that invest in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds owned by the Fund. Unlike owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. The return of principal is not guaranteed due to net asset value fluctuation that is caused by changes in the price of specific bonds held in the Fund and selling of bonds within the Fund by the portfolio managers.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Balanced Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Balanced Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Balanced Fund (the “JAD predecessor fund”) into corresponding shares of Janus Balanced Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Balanced Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

September 3, 1992 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

Janus Growth & Core Funds | 11

Janus Balanced Fund (unaudited)

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – September 1, 1992
#	The Fund changed its secondary benchmark index from the Barclays Capital U.S. Government/Credit Bond Index to the Barclays Capital U.S. Aggregate Bond Index. Janus Capital believes that the new secondary benchmark index provides a more appropriate representation of the Fund’s investments. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value weighted index for U.S. dollar-denominated investment-grade debt issues, including government, corporate, mortgage-backed, and asset-backed securities with maturities of at least one year.
(1)	Closed to new investors.

12 | MARCH 31, 2010

(unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,087.50	$3.71

Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,084.10	$6.98

Hypothetical (5% return before expenses)	$1,000.00	$1,016.85	$8.15

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,053.60	$0.87

Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,088.40	$2.59

Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,085.30	$5.74

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.69

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,086.70	$4.66

Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,087.80	$3.50

Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08

†	Expenses are equal to the annualized expense ratio of 0.86% for Class A Shares, 1.62% for Class C Shares, 0.60% for Class I Shares, 1.33% for Class R Shares, 1.08% for Class S Shares and 0.81% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.70% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

Janus Growth & Core Funds | 13

Janus Balanced Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Common Stock – 58.8%
Aerospace and Defense – 1.4%
624,934	Boeing Co.	$45,376,458
1,478,128	Empresa Brasileira de Aeronautica S.A. (ADR)	35,415,947
		80,792,405
Agricultural Chemicals – 1.6%
340,711	Monsanto Co.	24,333,580
1,177,391	Syngenta A.G. (ADR)**	65,356,974
		89,690,554
Applications Software – 0.5%
922,923	Microsoft Corp.	27,013,956
Athletic Footwear – 1.2%
936,662	NIKE, Inc. – Class B	68,844,657
Automotive – Cars and Light Trucks – 0.5%
667,175	Daimler A.G.*,**	31,363,897
Brewery – 1.6%
1,764,674	Anheuser-Busch InBev N.V.**	88,880,733
1,636,499	Anheuser-Busch InBev N.V. – VVPR Strip*,**	15,471
		88,896,204
Cable Television – 0.6%
1,008,383	DIRECTV – Class A*	34,093,429
Casino Hotels – 0.4%
3,079,853	Crown, Ltd.	23,112,177
Cellular Telecommunications – 0.3%
856,113	Vodafone Group PLC**	19,938,872
Commercial Banks – 1.6%
716,500	ICICI Bank, Ltd. (ADR)	30,594,550
1,036,625	Itau Unibanco Holding S.A. (ADR)	22,795,384
1,466,105	Standard Chartered PLC**	39,985,490
		93,375,424
Commercial Services – Finance – 0.9%
763,090	Paychex, Inc.	23,426,863
1,542,307	Western Union Co.	26,157,527
		49,584,390
Computers – 3.0%
223,821	Apple, Inc.*	52,582,267
536,227	International Business Machines Corp.	68,771,112
665,370	Research In Motion, Ltd. (U.S. Shares)*	49,204,112
		170,557,491
Cosmetics and Toiletries – 1.0%
698,770	Colgate-Palmolive Co.	59,577,130
Diversified Banking Institutions – 4.3%
3,315,463	Bank of America Corp.	59,181,015
1,461,958	Credit Suisse Group A.G. (ADR)**	75,115,401
159,300	Goldman Sachs Group, Inc.	27,181,359
2,876,033	Morgan Stanley	84,239,006
		245,716,781
Diversified Operations – 1.6%
4,159,145	China Merchants Holdings International Co., Ltd.	15,320,910
896,857	Danaher Corp.	71,667,843
5,708,410	Melco International Development, Ltd.*	2,558,638
		89,547,391
E-Commerce/Services – 0.7%
1,176,805	eBay, Inc.*	31,714,895
433,751	Liberty Media Corp. – Interactive – Class A*	6,640,728
		38,355,623
Electric Products – Miscellaneous – 0.5%
539,297	Emerson Electric Co.	27,148,211
Electronic Components – Semiconductors – 0.4%
271,168	Broadcom Corp. – Class A	8,997,354
545,991	Microchip Technology, Inc.	15,375,107
		24,372,461
Electronic Connectors – 0.5%
653,145	Amphenol Corp. – Class A	27,556,188
Enterprise Software/Services – 1.4%
3,087,271	Oracle Corp.	79,311,992
Fiduciary Banks – 0.1%
141,580	Northern Trust Corp.	7,823,711
Finance – Investment Bankers/Brokers – 0.5%
1,595,723	Charles Schwab Corp.	29,824,063
Finance – Other Services – 0.4%
831,006	NYSE Euronext	24,606,088
Food – Miscellaneous/Diversified – 1.8%
1,941,589	Nestle S.A.**	99,464,762
Food – Retail – 0.4%
3,472,912	Tesco PLC**	22,945,659
Industrial Gases – 0.6%
383,764	Praxair, Inc.	31,852,412
Medical – Biomedical and Genetic – 2.0%
776,453	Celgene Corp.*	48,109,028
1,400,360	Gilead Sciences, Inc.*	63,688,373
		111,797,401
Medical – Drugs – 3.9%
799,145	Abbott Laboratories	42,098,959
3,898,260	Bristol-Myers Squibb Co.	104,083,541
445,150	Roche Holding A.G.**	72,213,879
52,185	Roche Holding A.G. (ADR)**	2,114,536
		220,510,915
Medical – HMO – 0.7%
1,197,767	UnitedHealth Group, Inc.	39,131,048
Medical Products – 3.1%
1,304,291	Baxter International, Inc.	75,909,735
1,033,199	Covidien PLC (U.S. Shares)**	51,949,246
707,863	Johnson & Johnson	46,152,668
		174,011,649
Metal Processors and Fabricators – 0.4%
196,542	Precision Castparts Corp.	24,903,837
Multi-Line Insurance – 0.4%
474,905	ACE, Ltd. (U.S. Shares)**	24,837,532
Networking Products – 1.4%
3,027,652	Cisco Systems, Inc.*	78,809,782
Oil and Gas Drilling – 0.4%
294,394	Transocean, Ltd. (U.S. Shares)*,**	25,429,754

See Notes to Schedules of Investments and Financial Statements.

14 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Oil Companies – Exploration and Production – 2.0%
1,991,161	EnCana Corp. (U.S. Shares)	$61,785,725
643,901	Occidental Petroleum Corp.	54,435,391
		116,221,116
Oil Companies – Integrated – 3.3%
1,991,161	Cenovus Energy, Inc.	52,188,330
1,111,109	Hess Corp.	69,499,867
1,587,872	Petroleo Brasileiro S.A. (U.S. Shares)	62,863,852
		184,552,049
Optical Supplies – 0.3%
99,107	Alcon, Inc. (U.S. Shares)**	16,011,727
Power Converters and Power Supply Equipment – 0.2%
699,275	Suntech Power Holdings Co., Ltd. (ADR)*	9,803,836
Real Estate Operating/Development – 0.3%
4,090,000	Hang Lung Properties, Ltd.	16,488,537
Retail – Building Products – 0.9%
1,609,101	Home Depot, Inc.	52,054,417
Retail – Discount – 0.5%
571,380	Target Corp.	30,054,588
Retail – Drug Store – 0.6%
861,062	CVS Caremark Corp.**	31,480,427
Retail – Jewelry – 0.2%
198,998	Tiffany & Co.	9,450,415
Retail – Regional Department Stores – 0.5%
569,760	Kohl’s Corp.*	31,211,453
Semiconductor Components/Integrated Circuits – 0.3%
819,370	Marvell Technology Group, Ltd.*	16,698,761
Soap and Cleaning Preparations – 1.8%
1,821,142	Reckitt Benckiser Group PLC**	99,944,932
Telecommunication Equipment – Fiber Optics – 1.0%
2,745,098	Corning, Inc.	55,478,431
Television – 0.7%
2,759,144	CBS Corp. – Class B	38,462,467
Tobacco – 2.7%
1,493,186	Altria Group, Inc.	30,640,177
2,326,236	Philip Morris International, Inc.	121,336,469
		151,976,646
Toys – 0.5%
1,142,925	Mattel, Inc.	25,990,115
Transportation – Railroad – 2.0%
1,228,169	Canadian National Railway Co. (U.S. Shares)	74,414,760
534,023	Union Pacific Corp.	39,143,886
		113,558,646
Wireless Equipment – 0.9%
1,222,972	QUALCOMM, Inc.	51,352,594

Total Common Stock (cost $2,729,803,046)		3,335,589,003

Corporate Bonds – 29.8%
Advertising Services – 0.2%
$1,687,000	WPP Finance UK, 5.8750%, 6/15/14**	1,783,825
6,701,000	WPP Finance UK, 8.0000%, 9/15/14**	7,699,369
		9,483,194
Agricultural Chemicals – 0.1%
$6,117,000	Mosaic Co., 7.6250%, 12/1/16 (144A)	6,709,939
Apparel Manufacturers – 0.1%
6,798,000	Hanesbrands, Inc., 3.8308%, 12/15/14‡	6,492,090
Automotive – Cars and Light Trucks – 0.2%
11,752,000	Daimler Finance North America LLC 6.5000%, 11/15/13	13,028,737
Beverages – Non-Alcoholic – 0.2%
9,196,000	Dr. Pepper Snapple Group, Inc. 6.1200%, 5/1/13	10,225,557
3,646,000	PepsiCo, Inc., 3.7500%, 3/1/14	3,812,035
		14,037,592
Brewery – 0.9%
12,876,000	Anheuser-Busch InBev Worldwide, Inc. 7.2000%, 1/15/14 (144A)	14,751,106
17,280,000	Anheuser-Busch InBev Worldwide, Inc. 7.7500%, 1/15/19 (144A)	20,552,521
17,876,000	Anheuser-Busch InBev Worldwide, Inc. 5.3750%, 1/15/20	18,440,542
		53,744,169
Building – Residential and Commercial – 0.2%
4,094,000	D.R. Horton, Inc., 7.8750%, 8/15/11	4,324,288
5,860,000	MDC Holdings, Inc., 5.3750%, 12/15/14	5,851,104
4,075,000	Ryland Group, 5.3750%, 5/15/12	4,115,750
		14,291,142
Building and Construction Products – Miscellaneous – 0.1%
5,893,000	Owens Corning, 9.0000%, 6/15/19	6,944,352
Building Products – Cement and Aggregate – 0.3%
2,298,000	CRH America Inc., 5.6250%, 9/30/11	2,408,437
4,116,000	CRH America Inc., 6.9500%, 3/15/12	4,474,849
10,416,000	Hanson, Ltd., 6.1250%, 8/15/16**	10,305,706
		17,188,992
Cable Television – 1.0%
17,798,000	Comcast Corp., 5.7000%, 5/15/18	18,871,042
6,919,000	Comcast Corp., 5.1500%, 3/1/20	6,981,181
6,017,000	Comcast Corp., 6.5500%, 7/1/39	6,226,741
6,907,000	Comcast Corp., 6.4000%, 3/1/40	7,020,489
9,661,000	COX Communications, Inc. 6.2500%, 6/1/18 (144A)	10,274,531
4,071,000	COX Communications, Inc. 9.3750%, 1/15/19 (144A)	5,163,367
		54,537,351
Casino Hotels – 0.1%
4,040,000	Ameristar Casinos, Inc. 9.2500%, 6/1/14	4,231,900
Casino Services – 0.3%
15,057,000	International Game Technology 7.5000%, 6/15/19	17,054,160
Chemicals – Diversified – 0.4%
5,924,000	Dow Chemical Co., 7.6000%, 5/15/14	6,762,791
11,530,000	Dow Chemical Co., 8.5500%, 5/15/19	13,948,314
		20,711,105

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 15

Janus Balanced Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Coatings and Paint Products – 0.4%
$12,151,000	RPM International, Inc. 6.1250%, 10/15/19	$12,634,926
9,732,000	Sherwin-Williams Co. 3.1250%, 12/15/14	9,779,852
		22,414,778
Commercial Banks – 1.7%
20,093,000	American Express Bank FSB 5.5000%, 4/16/13	21,519,101
7,849,000	BB&T Corp., 5.7000%, 4/30/14	8,529,186
8,739,000	Credit Suisse New York 5.0000%, 5/15/13**	9,392,476
14,013,000	Credit Suisse New York 5.5000%, 5/1/14**	15,252,198
7,175,000	Credit Suisse New York 5.4000%, 1/14/20**	7,231,087
24,574,000	Discover Bank, 8.7000%, 11/18/19	26,915,213
5,408,000	Zions Bancorp, 7.7500%, 9/23/14	5,454,617
		94,293,878
Computer Services – 0.4%
18,433,000	Affiliated Computer Services, Inc. 4.7000%, 6/1/10	18,502,124
5,234,000	Affiliated Computer Services, Inc. 5.2000%, 6/1/15	5,391,020
		23,893,144
Computers – Integrated Systems – 0.1%
1,463,000	Brocade Communications Systems, Inc. 6.6250%, 1/15/18 (144A)	1,488,603
1,806,000	Brocade Communications Systems, Inc. 6.8750%, 1/15/20 (144A)	1,842,120
		3,330,723
Computers – Memory Devices – 0.4%
11,612,000	Seagate Technology 6.3750%, 10/1/11	12,018,420
8,728,000	Seagate Technology 10.0000%, 5/1/14 (144A)	9,884,460
		21,902,880
Consulting Services – 0%
1,545,000	FTI Consulting Inc., 7.7500%, 10/1/16	1,575,900
Containers – Paper and Plastic – 0.1%
554,000	Rock-Tenn Co. 9.2500% 3/15/16 (144A)	603,860
3,194,000	Rock-Tenn Co. 9.2500%, 3/15/16	3,481,460
		4,085,320
Cosmetics and Toiletries – 0%
2,581,000	Estee Lauder Cos., Inc. 7.7500%, 11/1/13	3,000,206
Dialysis Centers – 0.2%
10,300,000	DaVita, Inc., 6.6250%, 3/15/13	10,364,375
Diversified Banking Institutions – 1.0%
11,915,000	Citigroup, Inc., 5.6250%, 8/27/12	12,490,054
9,808,000	Citigroup, Inc., 5.3000%, 10/17/12	10,301,313
10,194,000	Citigroup, Inc., 6.0100%, 1/15/15	10,709,490
9,207,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	9,996,058
3,300,000	Morgan Stanley, 6.7500%, 4/15/11	3,483,638
$3,139,000	Morgan Stanley, 5.2500%, 11/2/12	3,345,923
5,256,000	Morgan Stanley, 5.6250%, 9/23/19	5,237,467
2,252,000	Morgan Stanley, 5.5000%, 1/26/20	2,202,769
		57,766,712
Diversified Financial Services – 1.4%
14,679,000	American Express Travel Related Services Co., Inc. 5.2500%, 11/21/11 (144A)	15,341,096
4,290,000	General Electric Capital Corp. 4.8000%, 5/1/13	4,559,112
6,061,000	General Electric Capital Corp. 5.9000%, 5/13/14	6,668,591
28,295,000	General Electric Capital Corp. 6.0000%, 8/7/19	29,898,448
14,924,000	General Electric Capital Corp. 5.5000%, 1/8/20	15,226,435
5,285,000	General Electric Capital Corp. 6.1500%, 8/7/37	5,168,233
		76,861,915
Diversified Minerals – 1.0%
4,443,000	Teck Resources, Ltd. 7.0000%, 9/15/12	4,781,779
14,514,000	Teck Resources, Ltd. 9.7500%, 5/15/14	17,199,089
3,563,000	Teck Resources, Ltd. 5.3750%, 10/1/15	3,638,714
3,709,000	Teck Resources, Ltd. 10.2500%, 5/15/16	4,413,710
7,375,000	Teck Resources, Ltd. 10.7500%, 5/15/19	9,034,375
18,497,000	Teck Resources, Ltd. 6.1250%, 10/1/35	16,878,513
		55,946,180
Diversified Operations – 0.4%
19,168,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12**	20,638,741
2,083,000	Tyco International Finance S.A. 4.1250%, 10/15/14**	2,153,785
		22,792,526
Electric – Generation – 0.1%
5,970,000	Allegheny Energy Supply Co. LLC 8.2500%, 4/15/12 (144A)	6,584,492
Electric – Integrated – 0.6%
8,138,000	CMS Energy Corp., 6.3000%, 2/1/12	8,495,657
5,919,000	CMS Energy Corp., 1.2013%, 1/15/13‡	5,637,848
4,028,000	Pacific Gas & Electric Co. 4.2000%, 3/1/11	4,146,331
5,422,000	PPL Energy Supply LLC 5.7000%, 10/15/15	5,734,367
8,412,000	Virginia Electric and Power Co. 5.1000%, 11/30/12	9,155,796
		33,169,999

See Notes to Schedules of Investments and Financial Statements.

16 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Electronic Components – Semiconductors – 0.5%
$12,422,000	National Semiconductor Corp. 6.1500%, 6/15/12	$13,432,989
12,580,000	National Semiconductor Corp. 3.9500%, 4/15/15	12,492,695
4,126,000	National Semiconductor Corp. 6.6000%, 6/15/17	4,479,722
		30,405,406
Electronic Connectors – 0.3%
17,450,000	Amphenol Corp., 4.7500%, 11/15/14	17,950,623
Electronics – Military – 0.8%
9,862,000	L-3 Communications Corp. 6.1250%, 7/15/13	10,009,930
6,221,000	L-3 Communications Corp. 6.1250%, 1/15/14	6,329,868
2,124,000	L-3 Communications Corp. 5.8750%, 1/15/15	2,161,170
25,381,000	L-3 Communications Corp. 6.3750%, 10/15/15	26,047,251
		44,548,219
Enterprise Software/Services – 0.3%
14,344,000	BMC Software, Inc., 7.2500%, 6/1/18	15,746,829
Finance – Auto Loans – 0.6%
5,215,000	Ford Motor Credit Co. LLC 9.7500%, 9/15/10	5,340,035
11,428,000	Ford Motor Credit Co. LLC 7.3750%, 2/1/11	11,713,346
5,933,000	Ford Motor Credit Co. LLC 7.2500%, 10/25/11	6,134,075
6,404,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	6,631,220
5,165,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	5,437,485
		35,256,161
Finance – Credit Card – 0.4%
4,272,000	American Express Co. 7.0000%, 3/19/18	4,852,103
9,175,000	American Express Co. 8.1250%, 5/20/19	11,112,751
2,824,000	American Express Co. 6.8000%, 9/1/66‡	2,753,400
5,032,000	American Express Credit Co. 7.3000%, 8/20/13	5,647,982
		24,366,236
Finance – Investment Bankers/Brokers – 0.8%
14,996,000	Charles Schwab Corp., 4.9500%, 6/1/14	15,989,154
10,729,000	Jefferies Group, Inc., 8.5000%, 7/15/19	11,902,141
436,000	Lazard Group LLC, 7.1250%, 5/15/15	457,799
8,483,000	Lazard Group LLC, 6.8500%, 6/15/17	8,632,369
4,300,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	4,325,645
5,358,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	5,413,027
		46,720,135
Finance – Other Services – 0.4%
$3,439,000	Cantor Fitzgerald L.P. 7.8750%, 10/15/19 (144A)	3,446,387
10,904,000	CME Group, Inc., 5.7500%, 2/15/14	11,970,586
7,148,000	NASDAQ OMX Group, Inc. 4.0000%, 1/15/15	7,113,861
		22,530,834
Food – Meat Products – 0.3%
5,169,000	Smithfield Foods, Inc. 7.0000%, 8/1/11	5,278,841
10,390,000	Tyson Foods Inc., 7.8500%, 4/1/16	11,169,250
		16,448,091
Food – Miscellaneous/Diversified – 0.5%
1,865,000	Kellogg Co., 4.2500%, 3/6/13	1,970,276
3,120,000	Kraft Foods, Inc., 2.6250%, 5/8/13	3,143,456
3,625,000	Kraft Foods, Inc., 6.1250%, 2/1/18	3,967,164
3,474,000	Kraft Foods, Inc., 5.3750%, 2/10/20	3,530,817
7,968,000	Kraft Foods, Inc., 6.8750%, 1/26/39	8,628,460
8,663,000	Kraft Foods, Inc., 6.5000%, 2/9/40	8,977,302
		30,217,475
Food – Retail – 0.2%
8,190,000	Delhaize Group, 5.8750%, 2/1/14**	8,955,380
Investment Management and Advisory Services – 1.0%
9,969,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	11,550,542
3,497,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	3,537,709
8,776,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	8,710,180
17,427,000	BlackRock, Inc., 3.5000%, 12/10/14	17,641,072
8,911,000	BlackRock, Inc., 5.0000%, 12/10/19	8,920,143
6,925,000	FMR LLC, 6.4500%, 11/15/39 (144A)	6,578,044
		56,937,690
Life and Health Insurance – 0.5%
11,256,000	Aflac, Inc., 6.9000%, 12/17/39	11,600,040
11,525,000	Prudential Financial, Inc. 3.6250%, 9/17/12	11,852,759
2,076,000	Prudential Financial, Inc. 4.7500%, 6/13/15	2,133,186
4,361,000	Prudential Financial, Inc. 7.3750%, 6/15/19	5,001,142
		30,587,127
Medical – Biomedical and Genetic – 0.1%
1,744,000	Amgen, Inc., 4.5000%, 3/15/20	1,741,173
3,791,000	Bio-Rad Laboratories, Inc. 6.1250%, 12/15/14	3,828,910
		5,570,083
Medical – Drugs – 0.2%
7,742,000	Novartis Capital Corp. 1.9000%, 4/24/13	7,737,634
2,494,000	Novartis Capital Corp. 4.4000%, 4/24/20	2,493,344
		10,230,978

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 17

Janus Balanced Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Medical – Hospitals – 0.4%
$7,104,000	HCA, Inc., 8.7500%, 9/1/10	$7,246,080
12,508,000	HCA, Inc., 9.2500%, 11/15/16	13,297,568
3,247,000	HCA, Inc., 8.5000%, 4/15/19 (144A)	3,492,554
		24,036,202
Medical – Wholesale Drug Distributors – 0.2%
4,681,000	McKesson Corp., 6.5000%, 2/15/14	5,228,377
4,070,000	McKesson Corp., 7.5000%, 2/15/19	4,825,954
		10,054,331
Medical Labs and Testing Services – 0.5%
4,012,000	Laboratory Corp. of America Holdings 5.6250%, 12/15/15	4,342,966
14,749,000	Roche Holdings, Inc. 4.5000%, 3/1/12 (144A)	15,591,934
8,852,000	Roche Holdings, Inc. 6.0000%, 3/1/19 (144A)	9,782,567
		29,717,467
Medical Products – 0.4%
7,522,000	CareFusion Corp. 4.1250%, 8/1/12	7,845,401
5,654,000	CareFusion Corp. 5.1250%, 8/1/14	6,000,438
9,465,000	Hospira, Inc., 6.4000%, 5/15/15	10,497,044
		24,342,883
Metal – Aluminum – 0.2%
3,568,000	Alcoa, Inc., 6.7500%, 7/15/18	3,697,761
7,853,000	Alcoa, Inc., 5.9500%, 2/1/37	6,438,887
		10,136,648
Metal – Copper – 0.1%
3,547,000	Freeport-McMoRan Copper & Gold, Inc. 8.3750%, 4/1/17	3,946,038
Multi-Line Insurance – 0.2%
3,980,000	MetLife, Inc., 6.7500%, 6/1/16	4,460,199
4,563,000	MetLife, Inc., 7.7170%, 2/15/19	5,328,042
		9,788,241
Multimedia – 0.2%
14,022,000	Time Warner, Inc., 4.8750%, 3/15/20	13,699,943
Non-Hazardous Waste Disposal – 0.2%
10,737,000	Allied Waste North America, Inc. 7.1250%, 5/15/16	11,663,066
Office Automation and Equipment – 0.1%
1,344,000	Xerox Corp., 5.6500%, 5/15/13	1,441,506
3,459,000	Xerox Corp., 8.2500%, 5/15/14	4,016,327
2,482,000	Xerox, Corp., 5.6250%, 12/15/19	2,551,216
		8,009,049
Oil and Gas Drilling – 0.1%
5,546,000	Nabors Industries, Inc. 9.2500%, 1/15/19	6,898,553
Oil Companies – Exploration and Production – 0.5%
9,452,000	Anadarko Petroleum Corp. 5.9500%, 9/15/16	10,297,680
15,193,000	Forest Oil Corp., 8.0000%, 12/15/11	16,028,615
		26,326,295
Oil Companies – Integrated – 0.1%
$5,110,000	Shell International Finance BV 1.8750%, 3/25/13**	5,104,992
Oil Refining and Marketing – 0.3%
777,000	Frontier Oil Corp., 8.5000%, 9/15/16	796,425
7,223,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	7,561,036
7,943,000	Motiva Enterprises LLC 6.8500%, 1/15/40 (144A)	8,559,719
		16,917,180
Pharmacy Services – 0.4%
12,748,000	Express Scripts, Inc. 5.2500%, 6/15/12	13,592,606
10,873,000	Express Scripts, Inc. 6.2500%, 6/15/14	12,046,556
		25,639,162
Pipelines – 0.5%
1,773,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	1,794,648
2,621,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	2,811,140
12,610,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	12,357,801
3,762,000	Midcontinent Express Pipeline LLC 5.4500%, 9/15/14 (144A)	3,895,137
3,475,000	Plains All American Pipeline L.P. 4.2500%, 9/1/12	3,610,310
2,766,000	Plains All American Pipeline L.P. 8.7500%, 5/1/19	3,374,431
3,487,000	Williams Partners L.P. 3.8000%, 2/15/15 (144A)	3,480,744
		31,324,211
Real Estate Management/Services – 0.3%
7,128,000	AMB Property L.P., 6.1250%, 12/1/16	7,287,910
7,131,000	AMB Property L.P., 6.6250%, 12/1/19	7,257,846
		14,545,756
Reinsurance – 0.9%
10,310,000	Berkshire Hathaway Finance Corp. 1.4000%, 2/10/12	10,362,756
17,635,000	Berkshire Hathaway Finance Corp. 4.0000%, 4/15/12	18,567,327
10,335,000	Berkshire Hathaway Finance Corp. 2.1250%, 2/11/13	10,418,558
10,372,000	Berkshire Hathaway Finance Corp. 3.2000%, 2/11/15	10,460,536
		49,809,177
REIT – Diversified – 0.1%
3,578,000	Digital Realty Trust L.P. 5.8750%, 2/1/20 (144A)	3,498,676
REIT – Health Care – 0.3%
10,101,000	HCP, Inc., 6.4500%, 6/25/12	10,709,576
3,606,000	HCP, Inc., 5.6500%, 12/15/13	3,769,384
1,306,000	Ventas Realty L.P., 6.7500%, 4/1/17	1,340,866
		15,819,826

See Notes to Schedules of Investments and Financial Statements.

18 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

REIT – Office Property – 0.4%
$3,545,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	$3,483,973
16,994,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	17,283,204
		20,767,177
REIT – Warehouse/Industrial – 0.3%
4,004,000	ProLogis, 7.3750%, 10/30/19	4,110,194
10,492,000	ProLogis, 6.8750%, 3/15/20	10,363,326
		14,473,520
Resorts and Theme Parks – 0%
2,855,000	Vail Resorts, Inc., 6.7500%, 2/15/14	2,865,706
Retail – Apparel and Shoe – 0.5%
1,368,000	Limited Brands, Inc. 6.1250%, 12/1/12	1,436,400
5,929,000	Limited Brands, Inc. 6.9000%, 7/15/17	6,047,580
4,804,000	Limited Brands, Inc. 8.5000%, 6/15/19	5,356,460
6,537,000	Limited Brands, Inc. 7.6000%, 7/15/37	6,161,123
7,754,000	Nordstrom, Inc., 6.7500%, 6/1/14	8,706,958
		27,708,521
Retail – Computer Equipment – 0%
1,904,000	GameStop Corp., 8.0000%, 10/1/12	1,975,400
Retail – Propane Distribution – 0.1%
3,425,000	Ferrellgas L.P., 8.6250%, 6/15/20	3,425,000
Retail – Regional Department Stores – 1.0%
3,689,000	JC Penney Corp., Inc. 9.0000%, 8/1/12	4,131,680
4,300,000	JC Penney Corp., Inc. 6.8750%, 10/15/15	4,558,000
4,012,000	JC Penney Corp., Inc. 5.7500%, 2/15/18	4,017,015
1,591,000	JC Penney Corp., Inc. 6.3750%, 10/15/36	1,481,619
5,057,000	JC Penney Corp., Inc. 7.4000%, 4/1/37	5,057,000
5,778,000	Macy’s Retail Holdings, Inc. 5.8750%, 1/15/13	6,038,010
11,949,000	Macy’s Retail Holdings, Inc. 5.7500%, 7/15/14	12,187,980
11,646,000	Macy’s Retail Holdings, Inc. 5.9000%, 12/1/16	11,616,885
5,471,000	Macy’s Retail Holdings, Inc. 6.9000%, 4/1/29	5,197,450
		54,285,639
Retail – Restaurants – 0.4%
12,665,000	Brinker International, 5.7500%, 6/1/14	13,107,426
8,015,000	Darden Restaurants Inc. 5.6250%, 10/15/12	8,643,328
		21,750,754
Steel – Producers – 0.1%
2,854,000	ArcelorMittal, 5.3750%, 6/1/13**	3,037,835
2,389,000	ArcelorMittal, 9.0000%, 2/15/15**	2,853,245
		5,891,080
Super-Regional Banks – 0.4%
$5,101,000	National City Corp. 6.8750%, 5/15/19	5,667,920
3,492,000	PNC Funding Corp., 3.6250%, 2/8/15	3,512,921
5,195,000	PNC Funding Corp., 5.1250%, 2/8/20	5,233,142
3,502,000	Wells Fargo Capital 3.6250%, 4/15/15	3,474,663
5,146,000	Wells Fargo Capital 7.7000%, 9/26/99‡	5,313,245
		23,201,891
Telecommunication Services – 0.1%
5,359,000	Virgin Media Secured Finance PLC 6.5000%, 1/15/18 (144A)**	5,372,398
Telephone – Integrated – 0.8%
18,061,000	Qwest Communications International, Inc. 7.1250%, 4/1/18 (144A)	18,647,983
23,572,000	Sprint Capital Corp., 7.6250%, 1/30/11	24,249,695
		42,897,678
Television – 0.7%
6,562,000	CBS Corp., 6.6250%, 5/15/11	6,891,170
9,591,000	CBS Corp., 8.2000%, 5/15/14	11,197,521
16,763,000	CBS Corp., 8.8750%, 5/15/19	20,249,771
4,254,000	CBS Corp., 5.7500%, 4/15/20	4,272,284
		42,610,746
Transportation – Railroad – 0.2%
2,771,631	CSX Corp., 8.3750%, 10/15/14	3,210,519
2,716,000	Kansas City Southern de Mexico S.A. de C.V. 7.6250%, 12/1/13	2,777,110
1,177,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18 (144A)	1,206,425
2,489,000	Kansas City Southern Railway 13.0000%, 12/15/13	2,961,910
		10,155,964

Total Corporate Bonds (cost $1,591,109,041)		1,691,568,188

Preferred Stock – 0.3%
Food – Miscellaneous/Diversified – 0%
19	H.J. Heinz Finance Co. 8.0000% (144A)	2,005,094
Metal – Copper – 0.3%
124,773	Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500%	14,469,925

Total Preferred Stock (cost $8,470,594)		16,475,019

U.S. Treasury Notes/Bonds – 7.7%
	U.S. Treasury Notes/Bonds:
$15,920,000	0.8750%, 1/31/11	15,984,667
14,394,000	1.1250%, 6/30/11	14,498,587
19,756,000	1.0000%, 10/31/11	19,824,692
3,417,000	1.0000%, 12/31/11	3,423,807
66,547,000	0.8750%, 1/31/12	66,469,006
51,749,000	1.3750%, 2/15/12	52,151,245
22,444,000	0.8750%, 2/29/12	22,397,541
10,559,000	1.3750%, 9/15/12	10,582,103
2,065,000	1.3750%, 1/15/13	2,058,386
25,069,000	2.7500%, 10/31/13	25,795,600
15,740,000	1.7500%, 1/31/14	15,561,697

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 19

Janus Balanced Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

U.S. Treasury Notes/Bonds – (continued)
$46,196,000	1.8750%, 2/28/14	$45,806,198
3,734,000	2.6250%, 7/31/14	3,785,051
3,351,000	2.3750%, 8/31/14	3,358,855
3,411,000	2.3750%, 9/30/14	3,412,064
808,000	2.1250%, 11/30/14	797,395
5,676,000	2.6250%, 12/31/14	5,716,799
45,029,000	2.2500%, 1/31/15	44,540,030
53,135,000	2.3750%, 2/28/15	52,769,962
25,863,000	3.3750%, 11/15/19	24,955,778
4,526,000	3.6250%, 2/15/20	4,448,918

Total U.S. Treasury Notes/Bonds (cost $439,090,864)		438,338,381

Money Market – 3.4%
191,577,723	Janus Cash Liquidity Fund LLC, 0% (cost $191,577,723)	191,577,723

Total Investments (total cost $4,960,051,268) – 100.0%		5,673,548,314

Liabilities, net of Cash, Receivables and Other Assets – (0.0)%		(968,914)

Net Assets – 100%		$5,672,579,400

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$23,112,177	0.4%
Belgium	97,851,584	1.7%
Bermuda	16,698,761	0.3%
Brazil	121,075,183	2.1%
Canada	288,697,817	5.1%
Cayman Islands	31,706,716	0.6%
Germany	31,363,897	0.5%
Hong Kong	34,368,085	0.6%
India	30,594,550	0.5%
Ireland	51,949,246	0.9%
Luxembourg	28,683,605	0.5%
Mexico	3,983,535	0.1%
Netherlands	5,104,992	0.1%
Switzerland	412,420,327	7.3%
United Kingdom	207,976,249	3.7%
United States††	4,287,961,590	75.6%

Total	$5,673,548,314	100.0%

††	Includes Cash Equivalents (72.2% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 4/8/10	7,500,000	$11,379,499	$(82,999)
British Pound 4/22/10	39,910,000	60,547,675	2,271,463
British Pound 5/6/10	9,675,000	14,676,603	(139,722)
Euro 4/8/10	4,800,000	6,482,384	189,616
Euro 4/22/10	14,980,000	20,230,759	293,040
Euro 5/6/10	220,000	297,117	4,274
Swiss Franc 4/22/10	28,000,000	26,567,314	(418,395)
Swiss Franc 5/6/10	48,900,000	46,404,043	(262,391)

Total		$186,585,394	$1,854,886

See Notes to Schedules of Investments and Financial Statements.

20 | MARCH 31, 2010

Janus Contrarian Fund (unaudited)

Fund Snapshot
We believe a bottom-up process, focused on non-consensus, contrarian investment ideas will drive strong risk-adjusted returns over time. Through our deep fundamental analysis, we seek to identify high-quality businesses, regardless of market capitalization or geography, and capitalize on asymmetrical risk/reward opportunities.
David Decker portfolio manager

During the period October 31 2009 through March 31 2010, Contrarian Fund’s Class T Shares generated a return of 22.38%, outperforming the 13.87% return of the S&P 500® Index, the Fund’s primary index. Following a very strong rebound off the March 2009 bottom, the market continued to grind higher as the global economy continued to recover.

There is an interesting tendency in investor behavior (indeed human behavior) to heavily weight the environment just experienced when considering future investment behavior. For example, when market conditions are very favorable, investor psychology becomes more positive, leading to a willingness to take on more risk. Conversely, when market conditions are very unfavorable, investor psychology becomes more negative, leading to an unwillingness to take on more risk. The problem with this natural reaction is that it means that investors become most risk averse after the worst has occurred and most risk seeking after the best has occurred (I believe this explains why most investors substantially underperform not only the indexes, but mutual funds as well – they sell when the damage is almost complete and they reenter the market too late).

An important aspect of the discussion above is the fact that I believe that markets and stocks vacillate around their true value (which hopefully increases over time). When a company’s stock gets further and further from its fair value (in either direction), like a rubber band, it will eventually come back to fair value. Importantly, this means that the more a stock goes down, the less risky it becomes (even if fundamentals are worsening because now its price reflects these worsening fundamentals), and conversely, the more it goes up, the more risky it becomes. Though most would not argue with this assertion, actual investor behavior suggests this is not the case.

The reason that understanding this aspect of investor behavior is important is that the core of contrarian investing is about resisting the temptation to sell at the bottom (indeed one should invest with abandon at the bottom), because one understands that stocks will ultimately revert toward fair value. I believe this dynamic explains why the recent recovery in the market has been so frustrating for those who have stood on the side-lines waiting for the eyes of the recovery to give them the all clear signal to get back in. In fact, investors remain for the most part skeptical rather than complacent, and this is why I remain sanguine (though certainly less so as I will discuss later) in the valuations of many stocks globally, despite the substantial recovery in prices.

What Worked

During the period a number of our positions performed well as the economic recovery led to more rapidly improving business conditions in positions such as UAL Corp. (parent of United Airlines), commercial real estate services provider CB Richard Ellis Group, Inc., and mortgage insurer Radian Group, Inc. In the case of United Airlines (as well as Continental Airlines, Inc., another holding in the Fund), it became clear to us that not only was the highly profitable business traffic improving, but importantly capacity was being taken out of the system. This has kept pricing and yield firm, more than offsetting rising oil prices. While I am always hesitant to say “it is different this time,” particularly for an industry with a history of massive shareholder value destruction, significant consolidation in the industry (Delta Air Lines, Inc. merging with Northwest and the recently announced United Airlines/Continental merger) may lead to substantially better earnings than in the past.

Two new positions, JSW Steel, Ltd. and Perrigo Co. were important contributors to the return of the portfolio.

JSW is one of the largest steel producers in India and is rapidly becoming one of the lowest cost producers in the world through vertical input integration. It is also one of the fastest growing steel companies in the world. I remain confident in the sustainability of economic growth in India and in particular, its need for steel based infrastructure – roads, power plants, etc.

Perrigo is the largest manufacturer of store brand over-the-counter (OTC) pharmaceuticals. Perrigo provides a

Janus Growth & Core Funds | 21

Janus Contrarian Fund (unaudited)

product that is not only cheaper than branded OTC products for the consumer, but more profitable for the retailer. We believe that OTC pharmaceuticals will continue to take share due to the value proposition for both the consumer and the retailer, and Perrigo is a primary beneficiary of this dynamic.

What Didn’t Work

Two investments that performed poorly during the period were Motorola, Inc. and SandRidge Energy, Inc., a natural gas exploration company.

While it is no secret that Motorola faces increasing competition in the wireless handset market, we believe that the current market value of Motorola ascribes very little (if any) value to the handset division after considering the value of the other parts of the company. For this reason, despite the weak performance during the period, I have maintained the position.

On the other hand, I decided to sell SandRidge at a loss after deciding that the very difficult environment for natural gas will likely persist for a very long time due to the fact that there is simply a glut of it in this country. Until demand for natural gas catches up with the enormous supply coming out of the huge shale plays, the economics of the industry will remain very difficult.

Under certain circumstances and market conditions, we may initiate positions in put and call options in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Concluding Comments

In conclusion, while the global economy looks substantially better than it did a year ago, risk and uncertainty still exist. Debt levels remain high in the U.S. and Europe, and the crisis in Greece is increasingly concerning. Moreover, inflation in Asia continues to rise, and economic growth in the U.S. is by no means self-sustaining given persistently high unemployment (though I do expect employment to improve in the coming quarters). Accordingly, while I believe valuations remain attractive, investment opportunities aren’t nearly as plentiful. However, consistent with the four themes I outlined in my letter of October 31, 2009 (high dividend yield, beneficiaries of the growing Asian consumer, beneficiaries of overall Asian economic growth, and special situations), we are still finding opportunities globally that I believe will generate strong risk adjusted returns in the coming years.

Thank you for your continued investment in Janus Contrarian Fund.

22 | MARCH 31, 2010

(unaudited)

Janus Contrarian Fund At A Glance

5 Top Performers – Holdings

Contribution

St. Joe Co.	2.05%
UAL Corp.	1.91%
CB Richard Ellis Group, Inc. – Class A	1.66%
Kinder Morgan Management LLC	1.34%
JSW Steel, Ltd.	1.22%

5 Bottom Performers – Holdings

Contribution

Motorola, Inc.	–0.63%
A123 Systems, Inc.	–0.23%
BG Group PLC	–0.17%
SandRidge Energy, Inc.	–0.16%
Ultra Petroleum Corp.	–0.16%

5 Top Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Financials	8.89%	33.37%	14.97%
Industrials	3.34%	8.91%	10.34%
Consumer Discretionary	2.52%	12.53%	9.68%
Consumer Staples	1.81%	12.19%	11.52%
Materials	1.75%	6.22%	3.52%

5 Bottom Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	–0.39%	3.32%	19.12%
Telecommunication Services	0.00%	0.00%	2.99%
Other**	0.07%	0.31%	0.00%
Utilities	0.26%	5.70%	3.62%
Energy	1.45%	12.45%	11.56%

*	Based on sector classification according to the Global Industry Classification Standard codes (“GICS”), which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Growth & Core Funds | 23

Janus Contrarian Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

St. Joe Co. Real Estate Operating/Development	6.4%
Kinder Morgan Management LLC Pipelines	5.1%
British American Tobacco PLC Tobacco	4.5%
JSW Steel, Ltd. Steel – Producers	4.3%
CB Richard Ellis Group, Inc. – Class A Real Estate Management/Services	3.9%

24.2%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 19.2% of total net assets.

Top Country Allocations – Long Positions – (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

24 | MARCH 31, 2010

(unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Contrarian Fund – Class A Shares
NAV	22.26%	74.59%	6.63%	5.31%	6.09%	1.33%	1.23%
MOP	15.25%	64.55%	5.37%	4.69%	5.47%

Janus Contrarian Fund – Class C Shares
NAV	21.78%	72.37%	5.84%	4.52%	5.30%	2.28%	1.98%
CDSC	20.57%	70.65%	5.84%	4.52%	5.30%

Janus Contrarian Fund – Class D Shares(1)	22.38%	75.10%	6.80%	5.46%	6.24%	0.94%	0.94%

Janus Contrarian Fund – Class I Shares	22.38%	75.10%	6.80%	5.46%	6.24%	0.84%	0.84%

Janus Contrarian Fund – Class R Shares	22.11%	73.48%	6.17%	4.84%	5.61%	1.57%	1.57%

Janus Contrarian Fund – Class S Shares	22.26%	74.24%	6.43%	5.10%	5.88%	1.32%	1.32%

Janus Contrarian Fund – Class T Shares	22.38%	75.10%	6.80%	5.46%	6.24%	1.07%	1.07%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	0.28%

Morgan Stanley Capital International All Country World Indexsm	9.60%	55.48%	3.94%	0.62%	1.26%

Lipper Quartile – Class T Shares	–	1st	1st	1st	1st

Lipper Ranking – based on total return for Multi-Cap Core Funds	–	41/805	16/539	34/234	37/230

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

See important disclosures on the next page.

Janus Growth & Core Funds | 25

Janus Contrarian Fund (unaudited)

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding any performance adjustments to management fees, distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund has a performance-based management fee that adjusts up or down based on the Fund’s performance relative to an approved benchmark index over a performance measurement period.

The Fund’s performance may be affected by risks that include those associated with nondiversification, undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

This Fund may have significant exposure to emerging markets. In general, emerging market investments have historically been subject to significant gains and/or losses. As such, the Fund’s returns and NAV may be subject to volatility.

The Fund held approximately 17.4% of its investments in Indian securities as of March 31, 2010, and the Fund has experienced significant gains due, in part, to its investments in India. While holdings are subject to change without notice, the Fund’s returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in India.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Total Annual Fund Operating Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

Effective February 16, 2010, Janus Contrarian Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Contrarian Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Contrarian Fund (the “JAD predecessor fund”) into corresponding shares of Janus Contrarian Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Contrarian Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

26 | MARCH 31, 2010

(unaudited)

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 29, 2000
(1)	Closed to new investors.

Janus Growth & Core Funds | 27

Janus Contrarian Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,222.60	$5.38

Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,218.90	$8.86

Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,103.40	$1.01

Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,223.80	$3.50

Hypothetical (5% return before expenses)	$1,000.00	$1,021.14	$3.83

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,221.10	$6.80

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,222.60	$5.65

Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,223.80	$4.23

Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

†	Expenses are equal to the annualized expense ratio of 1.17% for Class A Shares, 1.93% for Class C Shares, 0.76% for Class I Shares, 1.48% for Class R Shares, 1.23% for Class S Shares and 0.92% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.80% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers of Janus Capital.

28 | MARCH 31, 2010

Janus Contrarian Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares/Principal/Contract Amounts		Value

Common Stock – 97.1%
Airlines – 3.9%
3,233,180	Continental Airlines, Inc. – Class B*	$71,032,965
5,365,542	UAL Corp.*	104,896,346
		175,929,311
Broadcast Services and Programming – 1.0%
1,577,302	Liberty Global, Inc. – Class C*	45,568,255
Cable Television – 0.7%
967,283	DIRECTV – Class A*	32,703,838
Commercial Banks – 6.3%
5,177,948	ICICI Bank, Ltd.	109,868,467
1,961,404	ICICI Bank, Ltd. (ADR)	83,751,951
1,166,400	Sumitomo Mitsui Financial Group, Inc.	38,559,709
1,570,600	Sumitomo Mitsui Financial Group, Inc.	51,922,050
		284,102,177
Computers – 0.5%
165,155	International Business Machines Corp.	21,181,129
Diversified Banking Institutions – 2.2%
5,525,908	Bank of America Corp.	98,637,458
Electric – Generation – 1.3%
12,481,587	NTPC, Ltd.	57,625,505
Electric – Integrated – 0.4%
1,472,300	Light S.A.	19,937,137
Electric – Transmission – 1.7%
32,210,129	Power Grid Corp. of India, Ltd.	76,883,834
Finance – Auto Loans – 2.8%
5,348,130	AmeriCredit Corp.*,**	127,071,569
Finance – Consumer Loans – 0.6%
2,071,235	SLM Corp.*	25,931,862
Financial Guarantee Insurance – 4.5%
5,801,900	Assured Guaranty, Ltd.	127,467,743
1,400,230	PMI Group, Inc.*	7,589,247
4,129,785	Radian Group, Inc.	64,589,837
		199,646,827
Food – Dairy Products – 0.6%
418,112	Nestle India, Ltd.	24,926,051
Food – Miscellaneous/Diversified – 3.0%
2,642,717	Nestle S.A.	135,382,523
Food – Retail – 0.9%
6,187,744	Tesco PLC**	40,882,655
Forestry – 2.1%
2,394,233	Plum Creek Timber Co., Inc.**	93,159,606
Medical – Drugs – 2.5%
2,082,950	Forest Laboratories, Inc.*	65,321,312
609,015	Novo Nordisk A/S (ADR)	46,967,237
		112,288,549
Medical – Generic Drugs – 5.8%
3,975,285	Mylan, Inc.*	90,278,722
2,171,630	Perrigo Co.	127,518,114
691,990	Teva Pharmaceutical S.P. (ADR)	43,650,729
		261,447,565
Metal Processors and Fabricators – 0.9%
6,906,937	Bharat Forge, Ltd.	39,135,207
Multi-Line Insurance – 0.5%
1,258,125	Genworth Financial, Inc. – Class A*	23,074,013
Oil Companies – Exploration and Production – 3.4%
8,910,540	Denbury Resources, Inc.*,**	150,320,810
Oil Companies – Integrated – 0.9%
2,227,622	BG Group PLC**	38,548,301
Pipelines – 5.1%
3,920,995	Kinder Morgan Management LLC*,**	229,848,727
Power Converters and Power Supply Equipment – 0.1%
296,730	Yingli Green Energy Holding Company, Ltd.*	3,780,340
Real Estate Management/Services – 3.9%
11,000,850	CB Richard Ellis Group, Inc. – Class A*,**	174,363,473
Real Estate Operating/Development – 11.1%
13,636,955	CapitaLand, Ltd.	38,709,217
2,710,775	DB Realty Ltd.*	27,687,466
3,382,514	DB Realty Ltd.*	34,548,511
26,693,000	Hang Lung Properties, Ltd.	107,610,884
8,898,522	St. Joe Co.*,**,£	287,867,186
		496,423,264
REIT – Mortgage – 0.1%
2,117,228	Gramercy Capital Corp.*	5,907,066
REIT – Warehouse/Industrial – 2.5%
8,386,754	ProLogis**	110,705,153
Resorts and Theme Parks – 2.7%
2,970,340	Vail Resorts, Inc.*,£	119,080,931
Retail – Major Department Stores – 0.8%
3,697,469	Pantaloon Retail India, Ltd.	32,473,316
382,259	Pantaloon Retail India, Ltd. – Class B	2,196,989
		34,670,305
Soap and Cleaning Preparations – 0.7%
588,032	Reckitt Benckiser Group PLC**	32,271,409
Steel – Producers – 6.8%
7,090,612	Jindal Steel & Power, Ltd.	111,058,349
7,064,947	JSW Steel, Ltd.	194,337,191
		305,395,540
Television – 2.8%
8,844,670	CBS Corp. – Class B**	123,294,700
Tobacco – 9.3%
2,181,255	Altria Group, Inc.	44,759,353
5,830,003	British American Tobacco PLC**	200,932,401
45,377	Japan Tobacco, Inc.	168,944,003
		414,635,757
Water – 1.7%
3,417,775	American Water Works Co., Inc.	74,370,784
Wireless Equipment – 3.0%
19,100,520	Motorola, Inc.*,**	134,085,650

Total Common Stock (cost $3,938,518,798)		4,343,217,281

Corporate Bond – 0.7%
REIT – Warehouse/Industrial – 0.7%
$31,151,000	ProLogis, 2.2500%, 4/1/37 (cost $15,949,928)	30,294,348

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 29

Janus Contrarian Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares/Principal/Contract Amounts		Value

Purchased Options – Calls – 1.6%
58,117	Delta Air Lines expires June 2010 exercise price $13.00	$13,490,856
12,739	Ford Motor Co. expires September 2010 exercise price $16.00	515,742
130,819	Ford Motor Co. expires September 2010 exercise price $16.00	5,261,802
12,262	Genzyme Corp. expires July 2010 exercise price $57.50	1,852,564
409,717,130	Kospi 200 Index expires June 2010 exercise price KRW 232.00	1,336,087
830,551,310	Kospi 200 Index expires December 2010 exercise price KRW 228.50	8,363,652
52,738	Motorola, Inc. expires January 2011 exercise price $2.50	23,963,061
53,681	PowerShares DB U.S. Dollar Index Bullish Fund expires June 2010 exercise price $23.00**	5,365,078
28,327	UAL Corp. expires September 2010 exercise price $18.00	11,667,985

Total Purchased Options – Calls (premiums paid $66,651,434)		71,816,827

Purchased Options – Puts – 0.5%
59,000	iShares Russell 2000® Index expires April 2010 exercise price $55.00**	3,345
166,930	iShares Russell 2000® Index expires April 2010 exercise price $67.00	12,873,642
9,833	iShares Russell 2000® Index expires June 2010 exercise price $65.00**	1,913,517
49,166	iShares Russell 2000® Index expires June 2010 exercise price $65.00**	9,567,782

Total Purchased Options – Puts (premiums paid $29,322,574)		24,358,286

Money Market – 2.2%
96,574,956	Janus Cash Liquidity Fund LLC, 0% (cost $96,574,956)	96,574,956

Total Investments (total cost $4,147,017,690) – 102.1%		4,566,261,698

Liabilities, net of Cash, Receivables and Other Assets – (2.1)%		(93,240,005)

Net Assets – 100%		$4,473,021,693

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Bermuda	$127,467,743	2.8%
Brazil	19,937,137	0.4%
Cayman Islands	3,780,340	0.1%
Denmark	46,967,237	1.0%
Hong Kong	107,610,884	2.4%
India	794,492,837	17.4%
Israel	43,650,729	1.0%
Japan	259,425,762	5.7%
Singapore	38,709,217	0.8%
Switzerland	135,382,523	3.0%
United Kingdom	312,634,767	6.8%
United States††	2,676,202,522	58.6%

Total	$4,566,261,698	100.0%

††	Includes Cash Equivalents (56.5% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 4/8/10	62,680,000	$95,102,264	$4,684,297
British Pound 4/22/10	64,000,000	97,094,744	3,642,536
British Pound 5/6/10	60,286,500	91,452,301	(870,629)

Total		$283,649,309	$7,456,204

Schedule of Written Options – Calls	Value

iShares Russell 2000® Index expires May 2010 28,785 contracts exercise price $67.00	$(7,426,130)
iShares Russell 2000® Index expires May 2010 28,785 contracts exercise price $68.00	(5,741,030)
PowerShares DB U.S. Dollar Index Bullish Fund expires June 2010 53,681 contracts exercise price $26.00	(68,492)

Total Written Options – Calls
(premiums received $16,426,188)	$(13,235,652)

Schedule of Written Options – Puts
Bank of America Corp. expires January 2011 73,645 contracts exercise price $15.00	$(8,233,349)
Ford Motor Co. expires June 2010 114,847 contracts exercise price $10.00	(2,827,556)
Genzyme Corp. expires July 2010 18,394 contracts exercise price $47.50	(3,237,840)
iShares Russell 2000® Index expires April 2010 166,930 contracts exercise price $62.00	(1,669,300)

See Notes to Schedules of Investments and Financial Statements.

30 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Value

iShares Russell 2000® Index expires June 2010 19,666 contracts exercise price $60.00	(1,797,447)
iShares Russell 2000® Index expires June 2010 98,332 contracts exercise price $60.00	(8,987,417)
UAL Corp. expires September 2010 28,327 contracts exercise price $15.00	(4,195,280)

Total Written Options – Puts
(premiums received $55,722,757)	$(30,948,189)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 31

Janus Enterprise Fund (unaudited)

Fund Snapshot
We believe that investing in companies with predictable and sustainable growth can drive consistent returns and allow us to outperform our benchmark and peers over time with moderate risk. We seek to identify mid-cap companies with high quality management teams that wisely allocate capital to fund and drive long-term growth over time.
Brian Demain portfolio manager

Economic Overview

Continuing their rally from March of 2009, U.S. equities recorded strong gains during the five-month period ended March 31, 2010. A pledge from U.S. Federal Reserve (Fed) Chairman Ben Bernanke that the Fed would maintain its accommodative monetary policy for an “extended period” and upbeat economic news that indicated the economic recovery was on track were partially offset by sovereign debt worries, primarily in Greece. Markets retreated modestly in mid-January into early February; however, they regained their uptrend in March to finish near 17-month highs.

Asset Class Overview

Small-cap and mid-cap stocks significantly outperformed large-caps during the period, while value-style indices slightly outperformed growth. Top performing sectors within our index, Russell Midcap® Growth Index, were telecommunications, health care and consumer discretionary, while utilities, consumer staples and materials lagged the index.

Strategy Overview

We continued to focus on what we characterize as higher quality, less volatile names across a variety of sectors, which hampered performance in an environment in which higher beta (more volatile) names outperformed – an unsurprising outcome in a rising market. Our performance has also been hindered from a higher than average market capitalization exposure relative to the index. Longer term, we feel our holdings will outperform.

Our holdings in industrials and information technology (IT) were the primary detractors. A majority of our holdings in both sectors posted gains (double-digit gains in most cases), but overall the returns lagged the index’s holdings, which we feel reflected the outperformance of lower quality names. Within IT, Global Payments, an electronic payments processing provider, was weak during the period. We like the company for its strong presence in Asia via a relationship with U.K. bank HSBC, which should provide strong long-term growth opportunities.

KLA-Tencor Corp., a semiconductor equipment provider, also traded lower. In general, we believe the semiconductor spending environment continues to improve, which should benefit the semiconductor equipment maker. We also think the company, which has improved its operational performance, can continue to gain market share.

athenahealth, Inc., a new holding, was also among individual detractors. The Internet-based company’s revenue cycle management services and automated billing functions help doctors minimize potential billing errors so that they can get payment from insurance companies in a timely manner. From an investment perspective, we like its subscription-based recurring revenue stream and think the services are very appealing to doctors trying to minimize costs in a soft economy.

Contributors to performance included our holdings in financials and telecommunications. Our largest holding during the period, Crown Castle International Corp., was also our largest individual contributor. The wireless tower company continued to perform well amid strong results, which were highlighted by growing numbers of tenants on its towers. We think this could continue as wireless service providers work to upgrade their networks in order to meet growing demand for data transmission. We also believe Crown will be able to improve its free cash flow and generate strong returns on invested capital. Its predictable, long-term contract-driven revenue base remains attractive to us.

tw telecom, inc. (formerly Time Warner Telecom), a provider of managed network services, benefited from good quarterly results and increased optimism in the U.S. economic recovery. We think tw telecom managed the downturn well. We like its historically stable recurring cash flows and long-term growth potential. We also think the company can leverage its asset base to generate strong incremental returns on capital.

32 | MARCH 31, 2010

(unaudited)

Biotechnology holding Celgene Corp. also posted strong gains during the period. Recent trial data on the company’s cancer-fighting drug Revlimid showed high effectiveness in treating multiple myeloma. We think the data suggests a longer usage and duration of treatment, which could drive revenue growth for Celgene. We continue to believe Revlimid is still early in its launch cycle, which in our view makes Celgene an attractive multi-year growth opportunity in the U.S. and Europe.

Outlook

The economic environment and macroeconomic backdrop continues to stabilize, in our view. The bulk of the recession appears to have run its course, and the economy has returned to growth. However, the longer-term outlook is still mixed, with a number of positives and negatives offsetting each other.

Clearly, the economy has been recovering from a very deep trough. Key macroeconomic indicators in the U.S. including the Purchasing Managers Index, spending, confidence, and gross domestic product (GDP), all point to renewed levels of business activity. Unemployment, generally a lagging indicator, is likely to begin to move lower through the year. Companies, many of which went into lockdown mode in late 2008 through 2009, are now beginning to look at growth projects and business reinvestment, rather than cost-cutting and balance sheet management. Consumers, who took a year off from making discretionary purchases of all sorts, are now spending again. The federal government continues to spend stimulus funds. All of these variables argue for a healthy economic backdrop through 2010.

However, the longer-term picture remains much more uncertain. There are a number of positive and negative cross-currents. On the positive side, global GDP growth, corporate balance sheets, and American business culture are significant positives. On the negative side, consumer deleveraging, government balance sheet stress, and the fragile housing market remain concerns.

Growth in emerging markets, including China, Brazil, and India, should benefit American corporations, because many do business in those markets. Companies with strong brands or unique intellectual property should be able to tap into these markets for many years of growth with high returns on capital.

Additionally, corporate balance sheets are in very strong shape. Scarred by two recessions in a decade, corporations have generally, although not universally, pared down debt and bulked up cash. These conservative balance sheets will allow corporations to spend against growth opportunities, which will help drive growth in the U.S.; one company’s capital expenditure is another’s revenue.

As a final positive, the flexible labor markets and entrepreneurial spirit of the United States are genuine positives. One way to measure economic growth is by productivity multiplied by the workforce. The country has exited challenging periods before because new innovations and a labor force free to capitalize on those innovations have driven strong productivity improvements. To the extent corporate America has leaned its cost structure through the recession, it may be able to capitalize on better productivity to drive growth as the economy recovers.

Moving to the negatives, consumer credit continues to shrink at a modest pace. If the deleveraging consumer is a secular, rather than cyclical phenomenon, that will act as a headwind to growth as consumers pay down debt rather than purchase. Other postwar recessions have been marked by a return to greater levels of leverage, which has driven robust recoveries. It remains to be seen whether consumer credit will continue to shrink or will grow again.

The fiscal picture of the United States, and other developed sovereign states, is another headwind. With high debt, continued budget deficits, and large new entitlement programs, the government is in an unsustainable position; either taxes must rise, spending must come down, or real interest rates must go up. While the timing of any of these outcomes is difficult to assess, the outcomes themselves are not. Higher taxes or lower spending would act as a drag on GDP growth, and higher interest rates would be a headwind for capital investment throughout the economy, and therefore also act as a drag on GDP growth.

Finally, the housing market remains fragile. While there are signs of a bottoming, as prices are modestly rising and new home starts appear to be ticking up slightly, there are still potential issues. The Federal Reserve has wrapped up its purchases of mortgage-backed securities (MBS) as of March 31, 2010. To the extent this drives higher mortgage rates it could stall the still nascent housing recovery.

With all of these cross-currents, we are focusing on companies that we believe can succeed in all macroeconomic environments. These are generally companies that exhibit sustainable and predictable growth, with strong management teams, high and stable operating margins, and high or improving returns on invested capital. We look to pay a reasonable price for these companies, and sell them if they achieve our price target or if the

Janus Growth & Core Funds | 33

Janus Enterprise Fund (unaudited)

fundamental story changes materially. We continue to find opportunities that meet these criteria in all sectors of the economy.

Thank you for your investment in Janus Enterprise Fund.

Janus Enterprise Fund At A Glance

5 Top Performers – Holdings

Contribution

Crown Castle International Corp.	0.91%
tw telecom, inc.	0.75%
Celgene Corp.	0.71%
Atmel Corp.	0.68%
Jones Lang LaSalle, Inc.	0.66%

5 Bottom Performers – Holdings

Contribution

athenahealth, Inc.	–0.11%
Global Payments, Inc.	–0.10%
KLA-Tencor Corp.	–0.08%
Ultra Petroleum Corp. (U.S. Shares)	–0.08%
Symantec Corp.	–0.08%

5 Top Performers – Sectors*

		Fund Weighting	Russell Midcap® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	4.42%	28.32%	23.51%
Health Care	3.59%	18.02%	13.55%
Industrials	2.64%	17.39%	14.82%
Financials	2.18%	8.39%	8.70%
Telecommunication Services	1.67%	5.70%	1.08%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell Midcap® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Utilities	0.01%	0.04%	2.95%
Consumer Staples	0.34%	1.96%	7.33%
Materials	0.62%	3.67%	4.76%
Energy	0.88%	7.08%	5.48%
Consumer Discretionary	1.64%	9.43%	17.82%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

34 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Crown Castle International Corp. Wireless Equipment	3.7%
Celgene Corp. Medical – Biomedical and Genetic	3.4%
Li & Fung, Ltd. Distribution/Wholesale	2.2%
Atmel Corp. Semiconductor Components/Integrated Circuits	2.2%
St. Jude Medical, Inc. Medical Instruments	2.2%

13.7%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 0.8% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

Janus Growth & Core Funds | 35

Janus Enterprise Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Enterprise Fund – Class A Shares
NAV	17.19%	61.69%	6.28%	–5.32%	9.49%	1.21%	1.15%
MOP	10.45%	52.39%	5.03%	–5.88%	9.12%

Janus Enterprise Fund – Class C Shares
NAV	16.78%	58.37%	5.48%	–5.98%	8.70%	2.39%	1.90%
CDSC	15.62%	56.79%	5.48%	–5.98%	8.70%

Janus Enterprise Fund – Class D Shares(1)	17.27%	62.00%	6.34%	–5.26%	9.54%	0.90%	0.90%

Janus Enterprise Fund – Class I Shares	17.33%	62.00%	6.34%	–5.26%	9.54%	0.82%	0.82%

Janus Enterprise Fund – Class R Shares	16.97%	60.02%	5.83%	–5.70%	9.08%	1.57%	1.57%

Janus Enterprise Fund – Class S Shares	17.10%	61.04%	6.08%	–5.49%	9.33%	1.31%	1.31%

Janus Enterprise Fund – Class T Shares	17.27%	62.00%	6.34%	–5.26%	9.54%	1.03%	1.03%

Russell Midcap® Growth Index	19.68%	63.00%	4.27%	–1.69%	8.74%

Lipper Quartile – Class T Shares	–	2nd	1st	4th	2nd

Lipper Ranking – based on total return for Mid-Cap Growth Funds	–	110/425	54/321	156/173	14/32

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS (52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

36 | MARCH 31, 2010

(unaudited)

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Enterprise Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Enterprise Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Mid Cap Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Enterprise Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Enterprise Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

September 3, 1992 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

Janus Growth & Core Funds | 37

Janus Enterprise Fund (unaudited)

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the index. The index is unmanaged and is not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – September 1, 1992
(1)	Closed to new investors.

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,172.20	$4.72

Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,167.80	$8.61

Hypothetical (5% return before expenses)	$1,000.00	$1,015.36	$9.65

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10 - 3/31/10)*

Actual	$1,000.00	$1,085.60	$1.04

Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,173.60	$3.28

Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,170.00	$6.64

Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,171.00	$5.52

Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,172.50	$4.18

Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.68

†	Expenses are equal to the annualized expense ratio of 1.05% for Class A Shares, 1.92% for Class C Shares, 0.73% for Class I Shares, 1.48% for Class R Shares, 1.23% for Class S Shares, and 0.93% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.83% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers of Janus Capital.

38 | MARCH 31, 2010

Janus Enterprise Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Common Stock – 97.0%
Advertising Sales – 1.7%
1,278,427	Lamar Advertising Co. – Class A*	$43,913,967
Aerospace and Defense – 1.5%
836,550	Empresa Brasileira de Aeronautica S.A. (ADR)	20,043,738
377,335	TransDigm Group, Inc.*	20,013,848
		40,057,586
Aerospace and Defense – Equipment – 0.9%
274,670	Alliant Techsystems, Inc.*	22,330,671
Agricultural Chemicals – 1.6%
345,335	Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	41,215,732
Agricultural Operations – 0.4%
10,434,320	Chaoda Modern Agriculture Holdings, Ltd.	11,114,352
Airlines – 1.4%
1,332,696	Ryanair Holdings PLC (ADR)*,**	36,209,350
Apparel Manufacturers – 0.4%
1,047,702	Burberry Group PLC	11,358,173
Applications Software – 0.4%
238,065	Citrix Systems, Inc.*	11,300,946
Auction House – Art Dealer – 1.0%
1,222,640	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	26,311,213
Batteries and Battery Systems – 0.6%
255,588	Energizer Holdings, Inc.*	16,040,703
Casino Hotels – 0.9%
3,154,543	Crown, Ltd.**	23,672,674
Commercial Services – 0.5%
304,790	CoStar Group, Inc.*	12,654,881
Commercial Services – Finance – 2.1%
562,997	Global Payments, Inc.	25,644,513
500,382	Interactive Data Corp	16,012,224
411,733	Paychex, Inc.	12,640,203
		54,296,940
Computer Aided Design – 0.3%
209,160	ANSYS, Inc.*	9,023,162
Computer Services – 2.0%
951,780	IHS, Inc. – Class A*	50,891,677
Computers – 1.4%
155,590	Apple, Inc.*	36,552,759
Consulting Services – 0.7%
859,187	Gartner, Inc.*	19,108,319
Containers – Metal and Glass – 1.3%
624,090	Ball Corp.	33,313,924
Decision Support Software – 2.0%
1,426,302	MSCI, Inc.*	51,489,502
Distribution/Wholesale – 3.4%
624,620	Fastenal Co.	29,975,514
11,918,695	Li & Fung, Ltd.	58,641,699
		88,617,213
Educational Software – 0.7%
436,915	Blackboard, Inc.*	18,201,879
Electric Products – Miscellaneous – 0.8%
516,284	AMETEK, Inc.	21,405,135
Electronic Components – Miscellaneous – 2.1%
1,431,925	Flextronics International Ltd.*	11,226,292
1,559,185	Tyco Electronics, Ltd. (U.S. Shares)	42,846,404
		54,072,696
Electronic Components – Semiconductors – 1.1%
7,605,916	ARM Holdings PLC	27,500,717
Electronic Connectors – 1.9%
1,159,250	Amphenol Corp. – Class A	48,908,758
Electronic Measuring Instruments – 2.1%
1,861,751	Trimble Navigation, Ltd.*	53,469,489
Entertainment Software – 0.7%
979,645	Electronic Arts, Inc.*	18,280,176
Fiduciary Banks – 0.7%
325,445	Northern Trust Corp.	17,984,091
Finance – Other Services – 0.6%
48,285	CME Group, Inc.	15,263,371
Instruments – Controls – 0.7%
162,355	Mettler-Toledo International, Inc.*	17,729,166
Instruments – Scientific – 1.6%
832,521	Thermo Fisher Scientific, Inc.*	42,824,880
Internet Security – 1.6%
2,434,465	Symantec Corp.*	41,191,148
Investment Management and Advisory Services – 2.3%
331,893	Eaton Vance Corp.	11,131,691
1,449,200	National Financial Partners Corp.*	20,433,720
512,390	T. Rowe Price Group, Inc.	28,145,583
		59,710,994
Machinery – General Industrial – 1.8%
827,840	Roper Industries, Inc.	47,882,266
Medical – Biomedical and Genetic – 6.9%
1,418,550	Celgene Corp.*,**	87,893,357
207,730	Genzyme Corp.*	10,766,646
547,177	Gilead Sciences, Inc.*	24,885,610
312,125	Millipore Corp.*	32,960,400
395,090	Myriad Genetics, Inc.*	9,501,915
330,390	Vertex Pharmaceuticals, Inc.*	13,503,039
		179,510,967
Medical – Drugs – 1.3%
325,840	Shire PLC (ADR)	21,492,406
263,581	Valeant Pharmaceuticals International*	11,310,261
		32,802,667
Medical Information Systems – 0.6%
420,120	athenahealth, Inc.*	15,359,587
Medical Instruments – 2.8%
1,387,330	St. Jude Medical, Inc.*	56,949,897
249,115	Techne Corp.	15,866,134
		72,816,031
Medical Products – 4.9%
994,150	Covidien PLC (U.S. Shares)**	49,985,862
418,070	Henry Schein, Inc.*	24,624,323
984,033	Varian Medical Systems, Inc.*	54,446,545
		129,056,730

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 39

Janus Enterprise Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Metal Processors and Fabricators – 1.8%
362,010	Precision Castparts Corp.	$45,870,287
Networking Products – 1.2%
987,355	Juniper Networks, Inc.*	30,292,051
Oil Companies – Exploration and Production – 2.4%
198,855	EOG Resources, Inc.	18,481,584
930,414	Ultra Petroleum Corp. (U.S. Shares)*	43,385,205
		61,866,789
Oil Companies – Integrated – 1.0%
434,084	Hess Corp.	27,151,954
Oil Field Machinery and Equipment – 0.9%
732,835	Dresser-Rand Group, Inc.*	23,025,676
Physical Practice Management – 0.3%
117,079	Mednax, Inc.*	6,812,827
Pipelines – 2.4%
666,057	Energy Transfer Equity LP	22,472,763
706,744	Kinder Morgan Management LLC*	41,429,333
		63,902,096
Printing – Commercial – 1.1%
525,089	VistaPrint NV (U.S. Shares)*,**	30,061,345
Real Estate Management/Services – 1.5%
550,903	Jones Lang LaSalle, Inc.	40,155,320
Reinsurance – 1.2%
398,305	Berkshire Hathaway, Inc. – Class B*	32,370,247
Retail – Apparel and Shoe – 0.7%
1,016,160	American Eagle Outfitters, Inc.	18,819,283
Retail – Automobile – 0.7%
532,755	Copart, Inc.*	18,966,078
Retail – Office Supplies – 0.7%
816,827	Staples, Inc.	19,105,584
Retail – Regional Department Stores – 0.7%
345,455	Kohl’s Corp.*	18,924,025
Semiconductor Components/Integrated Circuits – 2.2%
11,522,822	Atmel Corp.*	57,959,795
Semiconductor Equipment – 1.6%
1,325,685	KLA-Tencor Corp.	40,990,180
Telecommunication Equipment – 0.7%
659,209	CommScope, Inc.*	18,471,036
Telecommunication Equipment – Fiber Optics – 0.7%
923,300	Corning, Inc.	18,659,893
Telecommunication Services – 2.8%
1,582,725	Amdocs, Ltd. (U.S. Shares)*	47,655,850
1,436,779	tw telecom, inc.*	26,077,539
		73,733,389
Toys – 1.1%
1,296,789	Mattel, Inc.	29,488,982
Transactional Software – 1.5%
990,235	Solera Holdings, Inc.	38,272,583
Transportation – Railroad – 1.3%
582,045	Canadian National Railway Co. (U.S. Shares)	35,266,107
Transportation – Services – 2.0%
562,730	C.H. Robinson Worldwide, Inc.	31,428,471
548,995	Expeditors International of Washington, Inc.	20,268,895
		51,697,366
Transportation – Truck – 1.0%
597,825	Landstar System, Inc.	25,096,694
Vitamins and Nutrition Products – 0.8%
380,809	Mead Johnson Nutrition Co. – Class A	19,813,492
Web Hosting/Design – 1.2%
330,376	Equinix, Inc.*	32,158,800
Wireless Equipment – 3.7%
2,533,278	Crown Castle International Corp.*	96,847,217

Total Common Stock (cost $2,057,316,254)		2,529,223,588

Money Market – 3.1%
80,891,615	Janus Cash Liquidity Fund LLC, 0% (cost $80,891,615)	80,891,615

Total Investments (total cost $2,138,207,869) – 100.1%		2,610,115,203

Liabilities, net of Cash, Receivables and Other Assets—-(0.1)%		(3,126,265)

Net Assets – 100%		$2,606,988,938

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$23,672,674	1.0%
Bermuda	58,641,699	2.2%
Brazil	20,043,738	0.8%
Canada	146,178,257	5.6%
Cayman Islands	11,114,352	0.4%
Guernsey	47,655,850	1.8%
Ireland	86,195,212	3.3%
Jersey	21,492,406	0.8%
Netherlands	30,061,345	1.2%
Singapore	11,226,292	0.4%
Switzerland	42,846,404	1.6%
United Kingdom	38,858,890	1.5%
United States††	2,072,128,084	79.4%

Total	$2,610,115,203	100.0%

††	Includes Cash Equivalents (76.3% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value in U.S.$	Gain/(Loss)

Australian Dollar 4/8/10	7,367,000	$6,755,827	$(258,133)
Australian Dollar 4/22/10	6,200,000	5,675,274	(123,174)
Australian Dollar 5/6/10	8,400,000	7,675,792	(55,312)
Euro 4/8/10	7,600,000	10,263,775	300,225
Euro 4/22/10	3,200,000	4,321,657	62,599
Euro 5/6/10	11,891,250	16,059,532	231,006

Total		$50,751,857	$157,211

See Notes to Schedules of Investments and Financial Statements.

40 | MARCH 31, 2010

Janus Forty Fund (unaudited)

Fund Snapshot
We seek to invest in superior business models that exhibit high returns on capital and excess cash flow generation. We focus our analysis on companies with large potential total addressable markets that trade at attractive valuations. We manage focused portfolios that leverage the most compelling large-cap growth ideas of the research team.
Ron Sachs portfolio manager

Economic Summary

U.S. equity markets continued to climb a wall of worry, but managed to finish the six-month period near 17-month highs amid upward momentum in the U.S. economy, strength abroad and better-than-expected corporate earnings. While the strength in the economy is encouraging, it has largely been driven by businesses rebuilding depleted inventories and strong government stimulus. Concerns that sovereign debt problems in Europe could spread elsewhere provided for some volatility during the latter part of the period, but government responses helped settle some of those fears. Fading effects of government stimulus, large fiscal deficits and weak labor markets remained key concerns for investors.

Medium- and small-sized companies led markets higher during the period while large-cap growth fared better than large-cap value stocks. The consumer discretionary and industrials sectors, which are similarly weighted in both value and growth indexes, turned in the strongest performance followed by telecommunication stocks, which is tilted more towards value.

Under certain circumstances and market conditions, we may initiate positions in put and call options in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Strategy Overview

The Fund’s underperformance versus its primary benchmark, the Russell 1000® Growth Index, was largely generated by holdings within financials and industrials. Prudential PLC, an international insurer based in the U.K., declined during the period amid concerns over potential dilution related to a recent acquisition. We believe the company has one of the best insurance platforms in Asia with great growth potential.

First Solar, Inc., declined during the year, suffering from disappointing quarterly results. The company designs and manufactures solar modules using a thin film semiconductor technology. We were attracted to the low cost manufacturer, but recent long-term contracts it signed clouds its sales prospects and profitability in our view. We sold this position given the lack of transparency.

On a positive note, Apple, Inc. was the top contributor amid continued market share gains in the personal computer and smart phone markets. We think the company’s integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. We believe the company is early in its market share gains in the U.S. and that its domestic success can be replicated globally. Oracle Corp., a leading enterprise software company, turned in a strong quarterly earnings report that was highlighted by market share gains in its licensing business and a positive outlook. We are seeing our thesis unfold with the market share gains and think Oracle will be able to increase share of corporate information technology spending through new products and acquisitions. We also remain attracted to the company’s recurring revenue stream.

Outlook

While there are still a number of challenges facing the U.S. economy, we have become a little more constructive in our view of the overall picture. As businesses have become more confident, they have been careful and deliberate in ramping up spending and investment, particularly when it comes to hiring, which has been slow. Though better, unemployment is still relatively high and a concern for us. Other areas of the U.S. economy, namely manufacturing, have seen solid recoveries, while global economic growth continues. Balance sheets have generally become stronger as well. Whether the U.S. private sector can continue the upward momentum without government stimulus remains to be seen. Encouraging developments for us have been strong global growth and evidence of some pent up demand across a

Janus Growth & Core Funds | 41

Janus Forty Fund (unaudited)

number of sectors, which we believe could make for a favorable macroeconomic backdrop for many of our companies. Regardless of the macroeconomic environment, our main focus continues to be individual stock selection and finding companies that are gaining market share and are not dependent on macroeconomic growth for their success. We continue to look for opportunities with company-specific drivers based on what we believe to be a sustainable competitive advantage.

Thank you for your investment in Janus Forty Fund. We look forward to reporting results in the future.

Janus Forty Fund At A Glance

5 Top Performers – Holdings

Contribution

Apple, Inc.	2.06%
Celgene Corp.	1.32%
Research In Motion, Ltd. (U.S. Shares)	1.32%
Oracle Corp.	0.96%
Intuitive Surgical, Inc.	0.94%

5 Bottom Performers – Holdings

Contribution

Prudential PLC	–0.46%
BG Group PLC	–0.16%
CVS Caremark Corp.	–0.08%
Amphenol Corp. – Class A	–0.06%
Petroleo Brasileiro S.A. (ADR)	–0.05%

5 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	5.90%	33.05%	32.48%
Health Care	3.34%	19.40%	16.02%
Consumer Discretionary	1.04%	4.85%	10.60%
Materials	0.80%	5.52%	3.90%
Financials	0.76%	15.51%	5.02%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Energy	–0.23%	3.72%	4.17%
Utilities	0.00%	0.00%	0.89%
Industrials	0.34%	2.47%	10.30%
Telecommunication Services	0.54%	2.88%	0.59%
Consumer Staples	0.63%	12.60%	16.03%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

42 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Apple, Inc. Computers	8.2%
Cisco Systems, Inc. Networking Products	6.2%
Celgene Corp. Medical – Biomedical and Genetic	5.9%
Anheuser-Busch InBev N.V. Brewery	5.5%
Research In Motion, Ltd. (U.S. Shares) Computers	5.0%

30.8%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 5.9% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of September 30, 2009

Janus Growth & Core Funds | 43

Janus Forty Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the November 27, 2009 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Forty Fund – Class A Shares
NAV	8.45%	50.45%	8.06%	–0.21%	10.49%	1.05%	1.05%
MOP	2.22%	41.82%	6.79%	–0.67%	10.09%

Janus Forty Fund – Class C Shares
NAV	8.05%	49.34%	7.26%	–0.75%	9.96%	1.83%	1.80%
CDSC	6.97%	47.85%	7.26%	–0.75%	9.96%

Janus Forty Fund – Class I Shares	8.66%	50.91%	7.81%	–0.21%	10.49%	0.69%	0.69%

Janus Forty Fund – Class R Shares	8.23%	49.81%	7.55%	–0.45%	10.26%	1.43%	1.43%

Janus Forty Fund – Class S Shares	8.39%	50.21%	7.81%	–0.21%	10.49%	1.17%	1.17%

Janus Forty Fund – Class T Shares	8.52%	50.21%	7.81%	–0.21%	10.49%	0.93%	0.93%

Russell 1000® Growth Index	12.96%	49.75%	3.42%	–4.21%	3.55%

S&P 500® Index	11.75%	49.77%	1.92%	–0.65%	4.81%

Lipper Quartile – Class S Shares	–	1st	1st	1st	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	–	168/834	8/611	34/330	2/182

Visit janus.com/advisor/mutual-funds to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) or visit janus.com/advisor/mutual-funds for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

See important disclosures on the next page.

44 | MARCH 31, 2010

(unaudited)

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares), administrative services fees payable pursuant to the Transfer Agency Agreement (applicable to Class R Shares, Class S Shares, and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

The fees and expenses shown for all share classes except Class T Shares were determined based on net assets as of the fiscal year ended July 31, 2009. Expense information shown for Class T Shares reflects estimated annualized expenses that the Fund share class expects to incur during the fiscal year. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with nondiversification, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings, and derivatives. Please see a Janus prospectus or janus.com/info for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

The Fund may have significant exposure to emerging markets. In general, emerging market investments have historically been subject to significant gains and/or losses. As such, the Fund’s returns and NAV may be subject to volatility.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares of the Fund commenced operations on July 6, 2009, after the reorganization of Class A Shares of Janus Adviser Forty Fund (the “JAD predecessor fund”) into Class A Shares of the Fund. Performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009, calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any fee and expense limitations or waivers, and the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to September 30, 2004 (prior to the reorganization). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class A Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). If Class A Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Class C Shares of the Fund commenced operations on July 6, 2009, after the reorganization of Class C Shares of the JAD predecessor fund into Class C Shares of the Fund. Performance shown for Class C Shares reflects the performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009, calculated using the fees and expenses of Class C Shares of the JAD predecessor fund, net of any fee and expense limitations or waivers, and the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to September 30, 2002 (prior to the reorganization). The performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). If Class C Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Class I Shares of the Fund commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into Class I Shares of Janus Forty Fund. Performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class I Shares, net of any fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). Performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. Performance shown for periods prior to August 1, 2000 reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of Class R Shares of the JAD predecessor fund into Class R Shares of Janus Forty Fund. Performance shown for Class R Shares reflects the performance of the JAD predecessor fund’s Class R Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class R Shares, net of any fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class R Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. Performance shown for periods prior to August 1, 2000 reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). If Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Janus Growth & Core Funds | 45

Janus Forty Fund (unaudited)

Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of Class S Shares of the JAD predecessor fund into Class S Shares of Janus Forty Fund. Performance shown for Class S Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, net of any fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. If Class S Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Class T Shares of the Fund commenced operations on July 6, 2009, after the reorganization of the JAD predecessor fund into Janus Forty Fund. Performance shown for Class T Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of the JAD predecessor fund’s Class S Shares, without the effect of any fee and expense limitations or waivers. Performance shown for periods prior to August 1, 2000 reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). Performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers. If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class S Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date — May 1, 1997

46 | MARCH 31, 2010

(unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,084.50	$5.15

Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,080.50	$9.23

Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.95

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,086.20	$3.74

Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$3.63

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,082.30	$7.42

Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.19

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,083.90	$6.08

Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(10/1/09)	(3/31/10)	(10/1/09-3/31/10)†

Actual	$1,000.00	$1,085.20	$4.83

Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.68

†	Expenses are equal to the annualized expense ratio of 0.99% for Class A Shares, 1.78% for Class C Shares, 0.72% for Class I Shares, 1.43% for Class R Shares, 1.17% for Class S Shares and 0.93% for Class T Shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

Janus Growth & Core Funds | 47

Janus Forty Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Common Stock – 91.8%
Agricultural Chemicals – 2.1%
1,132,731	Monsanto Co.	$80,899,648
218,940	Syngenta A.G.	60,815,513
		141,715,161
Applications Software – 0.4%
332,332	Salesforce.com, Inc.*	24,742,117
Automotive – Cars and Light Trucks – 1.0%
5,504,935	Ford Motor Co.*	69,197,033
Brewery – 5.5%
7,453,983	Anheuser-Busch InBev N.V.	375,432,220
1,579,816	Anheuser-Busch InBev N.V. – VVPR Strip*	14,935
		375,447,155
Cellular Telecommunications – 0.6%
877,380	America Movil S.A.B. de C.V. – Series L (ADR)	44,167,309
Chemicals – Diversified – 1.0%
4,947,393	Israel Chemicals, Ltd.	67,001,530
Commercial Banks – 1.6%
4,135,369	Standard Chartered PLC	112,785,073
Computers – 13.2%
2,391,626	Apple, Inc.*	561,864,697
4,563,974	Research In Motion, Ltd. (U.S. Shares)*	337,505,877
		899,370,574
Cosmetics and Toiletries – 1.0%
808,810	Colgate-Palmolive Co.	68,959,141
Diversified Banking Institutions – 7.8%
16,288,351	Bank of America Corp.	290,747,066
573,775	Goldman Sachs Group, Inc.	97,903,228
3,199,095	JPMorgan Chase & Co.	143,159,501
		531,809,795
Diversified Minerals – 1.5%
3,139,632	Cia Vale do Rio Doce (ADR)	101,064,754
Electronic Connectors – 0.9%
1,416,575	Amphenol Corp. – Class A	59,765,299
Enterprise Software/Services – 3.9%
10,275,663	Oracle Corp.	263,981,782
Finance – Investment Bankers/Brokers – 2.2%
7,893,371	Charles Schwab Corp.	147,527,104
Finance – Other Services – 1.9%
413,186	CME Group, Inc.	130,612,226
Medical – Biomedical and Genetic – 11.4%
6,534,544	Celgene Corp.*	404,880,346
7,263,369	Gilead Sciences, Inc.*	330,338,022
1,131,750	Vertex Pharmaceuticals, Inc.*	46,254,623
		781,472,991
Medical Instruments – 2.1%
414,136	Intuitive Surgical, Inc.*	144,173,166
Multi-Line Insurance – 1.5%
1,942,625	ACE, Ltd. (U.S. Shares)	101,599,288
Multimedia – 3.1%
14,915,855	News Corp. – Class A	214,937,471
Networking Products – 6.2%
16,194,002	Cisco Systems, Inc.*	421,529,872
Oil Companies – Integrated – 3.7%
3,338,463	BG Group PLC	57,771,057
2,889,195	Petroleo Brasileiro S.A. (ADR)	128,540,286
1,627,956	Petroleo Brasileiro S.A. (U.S. Shares)	64,450,778
		250,762,121
Optical Supplies – 1.9%
792,958	Alcon, Inc. (U.S. Shares)	128,110,294
Real Estate Operating/Development – 0.7%
12,080,000	Hang Lung Properties, Ltd.	48,699,639
Retail – Apparel and Shoe – 1.7%
4,589,010	Limited Brands, Inc.	112,981,426
Retail – Drug Store – 2.6%
4,860,143	CVS Caremark Corp.	177,686,828
Retail – Regional Department Stores – 0.7%
848,975	Kohl’s Corp.*	46,506,851
Soap and Cleaning Preparations – 0.9%
1,119,339	Reckitt Benckiser Group PLC	61,429,729
Telecommunication Equipment – Fiber Optics – 1.1%
3,749,645	Corning, Inc.	75,780,325
Transportation – Services – 1.2%
1,285,125	United Parcel Service, Inc. – Class B	82,774,901
Web Portals/Internet Service Providers – 6.4%
530,188	Google, Inc. – Class A*	300,621,898
8,470,000	Yahoo!, Inc.*	139,950,253
		440,572,151
Wireless Equipment – 2.0%
3,494,400	Crown Castle International Corp.*	133,590,912

Total Common Stock (cost $4,690,151,831)		6,260,754,018

Purchased Options – Puts – 0%
1,744	Custom Copper Metals Basket expires April 2010 exercise price $90.00	8,249
1,747	Custom Copper Metals Basket expires April 2010 exercise price $91.16	6,027

Total Purchased Options – Puts (premiums paid $2,122,558)		14,276

Money Market – 8.0%
549,400,286	Janus Cash Liquidity Fund LLC, 0% (cost $549,400,286)	549,400,286

Total Investments (total cost $5,241,674,675) – 99.8%		6,810,168,580

Cash, Receivables and Other Assets, net of Liabilities – 0.2%		12,306,561

Net Assets – 100%		$6,822,475,141

See Notes to Schedules of Investments and Financial Statements.

48 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$375,447,155	5.5%
Brazil	294,055,818	4.3%
Canada	337,505,877	5.0%
Hong Kong	48,699,639	0.7%
Israel	67,001,530	1.0%
Mexico	44,167,309	0.6%
Switzerland	290,525,095	4.3%
United Kingdom	231,985,859	3.4%
United States††	5,120,780,298	75.2%

Total	$6,810,168,580	100.0%

††	Includes Cash Equivalents (67.1% excluding Cash Equivalents).

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 49

Janus Fund (unaudited)

Fund Snapshot
Janus Fund aims to deliver moderate peer- and benchmark-beating returns consistently each year while controlling risk and volatility. This fits our philosophy as investors and how we would choose to manage our own money. Indeed, we are shareholders in the Fund alongside you. We want you to consider the Fund to be a long term, core part of your exposure to large-cap growth equities.
In an effort to achieve such consistency, we seek to invest in dominant franchises with robust free cash flow, high and improving returns on capital, diversified revenue streams and aligned management incentives.
Jonathan Coleman lead co-portfolio manager	Daniel Riff co-portfolio manager

Performance Review

One-half of the Fund’s underperformance versus its primary benchmark, the Russell 1000® Growth Index, was driven by stock selection. The other half was driven by sector weightings. Stock selection in consumer staples and financials explained much of the total underperformance for the period.

While we are disappointed by this performance, we should note that the types of stocks that outperformed in the period were smaller capitalization, higher beta names. In fact, equities with market capitalization under $10 billion in the Russell 1000® Growth Index outperformed those with market capitalizations over $50 billion by roughly 30% in the period. And securities with beta greater than 1.55 nearly doubled the performance of securities with beta less than 0.7. Put simply, smaller and more volatile names trounced the larger blue-chip franchises that we are focused on. In our view, these smaller names will succeed in a narrower range of macroeconomic outcomes than the dominant franchises we own.

We continue to watch the companies in which we invest distinguish themselves with market-leading incremental margins, steady share gains and opportunistic capital allocation. Eventually, the market should reward this persistent outperformance (often delivered at lower risk) with higher valuations.

Under certain circumstances and market conditions, we may initiate positions in put and call options in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Economic Summary

U.S. equity markets continued to climb a wall of worry, but managed to finish the five-month period near 17-month highs amid upward momentum in the U.S. economy, strength abroad and better-than-expected corporate earnings. While the strength in the economy is encouraging, it has largely been driven by businesses rebuilding depleted inventories and strong government stimulus. Concerns that sovereign debt problems in Europe could spread elsewhere provided for some volatility during the latter part of the period, but government responses helped settle some of those fears. Fading effects of government stimulus, large fiscal deficits and weak labor markets remained key concerns for investors.

Individual Detractors from Relative Performance

Our top five individual detractors were Motorola, Inc., Tesco PLC, Genzyme Corp., Petroleo Brasileiro (also known as Petrobras) and KLA-Tencor.

Motorola dipped as management called off a planned auction of several business units and announced a new corporate structure and spin-off plan. Tesco, the leading U.K. grocer and retailer, underperformed as investors sought higher beta names amidst the economic rebound. Biotech company Genzyme struggled with manufacturing issues at its Allston, MA facility and received a consent decree detailing its shortcomings from the U.S. Food and Drug Administration late in the period. Petrobras struggled on market fears that the company will need to raise significant capital to exploit its significant exploration finds off the coast of Brazil. Finally KLA-Tencor, maker of semiconductor equipment, declined on fears of a slowdown in semiconductor capital equipment purchases.

Individual Contributors to Relative Results

Our top five individual contributors were Apple, Inc., Crown Castle International Corp., Marvell Technology Group, Ltd., Celgene Corp. and Oracle Corp.

50 | MARCH 31, 2010

(unaudited)

Four of our top five contributors benefitted from a common theme – the explosion of mobile data and video. Crown Castle, a leading wireless tower operator, continued to benefit from the carrier capital spending that is required to keep pace with wireless data demand. Apple continued to gain share in PCs, music devices and mobile phones with winning consumer innovation. Marvell, the chip and circuit maker, continued to be placed in share-gaining devices, especially smart phones. And Oracle, a leading enterprise software company, has historically offered a recurring revenue stream while gaining market share. Our last strong performer, Celgene, had a nice recovery tied to optimism around longer duration Revlimid therapy, new country launches and a promising pipeline of future potential drugs.

Outlook

We are cautious by nature, and the market’s strong run has made us more so. Seemingly, fear has receded from professional investors’ mindsets and we are reminded that this is not always a positive backdrop for future equity returns. We worry that large segments of the private economy are still being pumped up by the artificial heart of public stimulus. Removing that stimulus at the right time is likely to be a tricky maneuver for Federal Reserve policymakers.

We remain open to the possibility that a positive feedback loop could emerge where new hiring drives higher incomes, rising confidence and consumer spending again. But small businesses have historically created the bulk of jobs in America and they’re still struggling. In general, businesses are getting mixed signals from Washington D.C., with considerable fiscal and monetary stimulus helping, while tax and regulatory policy add uncertainty.

Against this uncertain backdrop, we continue to believe our approach is prudent. We seek to own the dominant franchises that can take market share in an upturn or buy weaker competitors in a downturn. Companies that we believe can control their own destiny are attractive to us. Over the long term, we believe a conservatively positioned growth portfolio invested in value creators can perform well on both a relative and absolute basis.

Thank you for your investment in Janus Fund.

Janus Growth & Core Funds | 51

Janus Fund (unaudited)

Janus Fund At A Glance

5 Top Performers – Holdings

Contribution

Apple, Inc.	1.10%
Crown Castle International Corp.	0.97%
Marvell Technology Group, Ltd.	0.70%
Celgene Corp.	0.62%
Oracle Corp.	0.58%

5 Bottom Performers – Holdings

Contribution

Motorola, Inc.	–0.08%
KLA-Tencor Corp.	–0.05%
Tesco PLC	–0.05%
Genzyme Corp.	–0.04%
Petroleo Brasileiro S.A. (U.S. Shares)	–0.04%

5 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	4.14%	30.95%	32.48%
Industrials	2.14%	10.76%	10.30%
Health Care	1.85%	12.73%	16.02%
Energy	1.02%	9.25%	4.17%
Telecommunication Services	0.97%	4.18%	0.59%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Utilities	0.01%	0.43%	0.89%
Materials	0.82%	4.84%	3.90%
Consumer Staples	0.84%	14.20%	16.03%
Financials	0.84%	8.36%	5.02%
Consumer Discretionary	0.91%	4.30%	10.60%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

52 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Anheuser-Busch InBev N.V. Brewery	4.9%
Cisco Systems, Inc. Networking Products	4.6%
Apple, Inc. Computers	4.4%
Crown Castle International Corp. Wireless Equipment	3.9%
International Business Machines Corp. Computers	3.5%

21.3%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 3.1% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

Janus Growth & Core Funds | 53

Janus Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Fund – Class A Shares
NAV	13.24%	48.10%	3.02%	–4.38%	12.47%	1.08%	1.04%
MOP	6.73%	39.58%	1.80%	–4.95%	12.31%

Janus Fund – Class C Shares
NAV	12.85%	43.25%	2.27%	–5.12%	11.86%	1.90%	1.79%
CDSC	11.72%	41.82%	2.27%	–5.12%	11.86%

Janus Fund – Class D Shares(1)	13.23%	48.17%	3.04%	–4.33%	12.50%	0.83%	0.83%

Janus Fund – Class I Shares	13.37%	48.17%	3.04%	–4.33%	12.50%	0.74%	0.74%

Janus Fund – Class R Shares	13.01%	45.46%	2.52%	–4.86%	12.13%	1.46%	1.46%

Janus Fund – Class S Shares	13.16%	47.00%	2.77%	–4.62%	12.31%	1.21%	1.21%

Janus Fund – Class T Shares	13.23%	48.17%	3.04%	–4.33%	12.50%	0.96%	0.96%

Russell 1000® Growth Index	14.51%	49.75%	3.42%	–4.21%	N/A**

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	10.16%

Core Growth Index	14.19%	49.77%	2.69%	–2.39%	N/A**

Lipper Quartile – Class T Shares	–	2nd	2nd	3rd	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	–	267/834	245/611	227/330	3/20

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

See important disclosures on the next page.

54 | MARCH 31, 2010

(unaudited)

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Large Cap Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 5, 1970
**	Since inception return is not shown for the index because the index’s inception date differs significantly from the Fund’s inception date.
(1)	Closed to new investors.

Janus Growth & Core Funds | 55

Janus Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,132.40	$4.23

Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,128.50	$7.79

Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.90

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,074.10	$1.00

Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,133.70	$3.09

Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,130.10	$6.34

Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,131.10	$5.25

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,132.30	$3.84

Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38

†	Expenses are equal to the annualized expense ratio of 0.96% for Class A Shares, 1.77% for Class C Shares, 0.70% for Class I Shares, 1.44% for Class R Shares, 1.19% for Class S Shares and 0.87% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.80% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

56 | MARCH 31, 2010

Janus Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Common Stock – 97.6%
Aerospace and Defense – Equipment – 0.5%
622,820	United Technologies Corp.	$45,845,780
Agricultural Chemicals – 1.2%
886,424	Potash Corporation of Saskatchewan, Inc. (U.S. Shares)	105,794,704
Applications Software – 1.1%
3,515,108	Microsoft Corp.	102,887,211
Beverages – Non-Alcoholic – 0.4%
701,240	Coca-Cola Co.	38,568,200
Beverages – Wine and Spirits – 0.9%
4,670,674	Diageo PLC**	78,379,617
Brewery – 4.9%
8,932,680	Anheuser-Busch InBev N.V.**	449,909,248
10,131,582	Anheuser-Busch InBev N.V. – VVPR Strip*,**	95,778
		450,005,026
Building Products – Wood – 0.5%
3,102,695	Masco Corp.	48,153,826
Casino Hotels – 0.8%
9,358,360	Crown, Ltd.**	70,228,051
Commercial Banks – 0.8%
3,467,559	ICICI Bank, Ltd.	73,576,519
Computers – 8.6%
1,727,717	Apple, Inc.*	405,892,555
2,496,424	International Business Machines Corp.	320,166,378
853,693	Research In Motion, Ltd. (U.S. Shares)*	63,130,597
		789,189,530
Cosmetics and Toiletries – 1.3%
1,433,231	Colgate-Palmolive Co.	122,197,275
Diversified Banking Institutions – 4.3%
5,246,771	Bank of America Corp.	93,654,862
745,870	Goldman Sachs Group, Inc.	127,267,798
3,068,335	JPMorgan Chase & Co.	137,307,992
1,259,965	Morgan Stanley	36,904,375
		395,135,027
Diversified Operations – 3.6%
1,807,733	Danaher Corp.	144,455,944
1,064,051	Illinois Tool Works, Inc.	50,393,455
3,670,186	Tyco International, Ltd. (U.S. Shares)**	140,384,615
		335,234,014
E-Commerce/Services – 1.7%
5,674,342	eBay, Inc.*	152,923,517
Electric Products – Miscellaneous – 1.1%
1,986,232	Emerson Electric Co.	99,986,919
Electronic Components – Semiconductors – 0.8%
3,005,227	Texas Instruments, Inc.	73,537,905
Electronic Connectors – 0.9%
2,008,909	Amphenol Corp. – Class A	84,755,871
Enterprise Software/Services – 2.9%
10,555,715	Oracle Corp.	271,176,318
Food – Retail – 2.0%
27,312,865	Tesco PLC**	180,457,115
Forestry – 0.9%
1,769,361	Weyerhaeuser Co.	80,098,972
Gold Mining – 1.0%
601,400	Agnico-Eagle Mines, Ltd. (U.S. Shares)	33,479,938
1,207,185	Newmont Mining Corp.	61,481,932
		94,961,870
Industrial Gases – 1.3%
1,432,075	Praxair, Inc.	118,862,225
Investment Management and Advisory Services – 1.2%
2,055,346	T. Rowe Price Group, Inc.	112,900,156
Life and Health Insurance – 0.4%
4,496,559	Prudential PLC**	37,353,635
Medical – Biomedical and Genetic – 5.4%
5,103,847	Celgene Corp.*	316,234,361
640,875	Genzyme Corp.*	33,216,551
3,196,940	Gilead Sciences, Inc.*	145,396,831
		494,847,743
Medical – Drugs – 2.7%
1,167,655	Abbott Laboratories	61,512,065
3,564,045	Bristol-Myers Squibb Co.	95,160,002
564,320	Roche Holding A.G.**	91,546,077
		248,218,144
Medical Instruments – 0.7%
1,618,573	St. Jude Medical, Inc.*	66,442,422
Medical Products – 3.9%
1,818,296	Baxter International, Inc.	105,824,827
4,968,055	Covidien PLC (U.S. Shares)**	249,793,806
		355,618,633
Metal Processors and Fabricators – 1.5%
1,064,105	Precision Castparts Corp.	134,832,745
Multi-Line Insurance – 0.9%
1,629,374	ACE, Ltd. (U.S. Shares)**	85,216,260
Networking Products – 4.6%
16,257,590	Cisco Systems, Inc.*	423,185,068
Oil Companies – Exploration and Production – 6.6%
907,435	Apache Corp.	92,104,653
2,389,161	EOG Resources, Inc.	222,048,623
3,517,327	Occidental Petroleum Corp.	297,354,824
		611,508,100
Oil Companies – Integrated – 1.4%
3,363,899	Petroleo Brasileiro S.A. (U.S. Shares)	133,176,761
Reinsurance – 0.5%
579,360	Berkshire Hathaway, Inc. – Class B*	47,084,587
Retail – Apparel and Shoe – 0.8%
2,951,135	Limited Brands, Inc.	72,656,944
Retail – Building Products – 1.6%
4,474,182	Home Depot, Inc.	144,739,788
Retail – Drug Store – 2.0%
2,388,425	CVS Caremark Corp.	87,320,818
2,634,000	Walgreen Co.	97,695,060
		185,015,878
Retail – Regional Department Stores – 0.5%
855,240	Kohl’s Corp.*	46,850,047

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 57

Janus Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Retail – Restaurants – 0.6%
780,653	McDonald’s Corp.	$52,085,168
Semiconductor Components/Integrated Circuits – 2.8%
8,666,048	Marvell Technology Group, Ltd.*	176,614,059
43,305,539	Taiwan Semiconductor Manufacturing Co., Ltd.	83,893,739
		260,507,798
Semiconductor Equipment – 1.0%
3,044,944	KLA-Tencor Corp.	94,149,668
Soap and Cleaning Preparations – 0.7%
1,135,198	Reckitt Benckiser Group PLC**	62,300,077
Steel – Producers – 0.9%
1,814,255	Nucor Corp.	82,330,892
Telecommunication Equipment – Fiber Optics – 0.7%
3,317,027	Corning, Inc.	67,037,116
Television – 0.9%
5,970,420	CBS Corp. – Class B	83,227,655
Tobacco – 0.9%
2,136,750	Altria Group, Inc.	43,846,110
733,655	Philip Morris International, Inc.	38,267,445
		82,113,555
Transportation – Railroad – 1.5%
2,342,215	Canadian National Railway Co. (U.S. Shares)	141,914,807
Transportation – Services – 2.2%
1,280,150	C.H. Robinson Worldwide, Inc.	71,496,377
1,724,086	Expeditors International of Washington, Inc.	63,653,255
993,119	United Parcel Service, Inc. – Class B	63,966,795
		199,116,427
Web Portals/Internet Service Providers – 3.4%
293,015	Google, Inc. – Class A*	166,142,435
8,604,269	Yahoo!, Inc.*	142,228,567
		308,371,002
Wireless Equipment – 5.8%
9,492,462	Crown Castle International Corp.*	362,896,823
5,142,860	Motorola, Inc.*	36,102,877
3,311,872	QUALCOMM, Inc.	139,065,505
		538,065,205

Total Common Stock (cost $7,177,661,663)		8,982,821,773

Purchased Option – Put – 0%
807	S&P 500® Index** expires May 2010 exercise price $1,062.00 (premiums paid $1,752,400)	454,084

Money Market – 2.1%
195,610,261	Janus Cash Liquidity Fund LLC, 0% (cost $195,610,261)	195,610,261

Total Investments (total cost $7,375,024,324) – 99.7%		9,178,886,118

Cash, Receivables and Other Assets, net of Liabilities – 0.3%		24,218,602

Net Assets – 100%		$9,203,104,720

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$70,228,051	0.8%
Belgium	450,005,026	4.9%
Bermuda	176,614,058	1.9%
Brazil	133,176,762	1.4%
Canada	344,320,047	3.8%
India	73,576,519	0.8%
Ireland	249,793,805	2.7%
Switzerland	317,146,952	3.5%
Taiwan	83,893,739	0.9%
United Kingdom	358,490,445	3.9%
United States††	6,921,640,714	75.4%

Total	$9,178,886,118	100.0%

††	Includes Cash Equivalents (73.3% excluding Cash Equivalents).

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

Australian Dollar 4/8/10	10,959,000	$10,049,832	$(383,994)
Australian Dollar 4/22/10	11,829,000	10,827,874	(235,004)
Australian Dollar 5/6/10	13,510,000	12,345,232	(88,960)
British Pound 4/8/10	70,380,000	106,785,216	5,259,745
British Pound 4/22/10	69,960,000	106,136,692	3,517,323
British Pound 5/6/10	45,259,000	68,656,162	(804,529)
Euro 4/8/10	64,700,000	87,377,133	2,555,867
Euro 4/22/10	152,940,000	206,548,211	2,463,415
Euro 5/6/10	52,960,000	71,524,254	859,278
Swiss Franc 5/6/10	50,000,000	47,447,897	(268,293)

Total		$727,698,503	$12,874,848

Schedule of Written Options – Puts	Value

S&P 500® Index expires May 2010 807 contracts exercise price $950.00 (premiums received $484,200)	$(91,068)

See Notes to Schedules of Investments and Financial Statements.

58 | MARCH 31, 2010

Janus Growth and Income Fund (unaudited)

Fund Snapshot
We seek to generate capital appreciation and income through investing in a diversified portfolio of equities and income-generating assets. We primarily focus our analysis on larger, well-established companies with predictable and sustainable earnings growth.
Marc Pinto portfolio manager

Economic Overview

U.S. equity prices finished the period near 17-month highs amid upward momentum in the U.S. economy, strength abroad and better-than-expected corporate earnings. While the strength in the economy is encouraging, it has largely been driven by businesses rebuilding depleted inventories and strong government stimulus. Concerns that sovereign debt problems in Europe could spread elsewhere provided for some volatility late in the period, but government responses helped settle some of those fears. However, the fading effects of government stimulus, large fiscal deficits and weak labor markets remained key concerns for investors. Small-cap and mid-cap stocks outperformed, while value-style indices topped growth. Industrials and consumer discretionary stocks were the best performing group within the S&P 500® Index. Meanwhile, energy, utilities and telecommunication services underperformed. Most commodities finished the period higher, although natural gas prices moved significantly lower.

Strategy Overview

Our holdings within financials and consumer-related sectors provided the largest drag on relative performance during the period. Investment bank/brokerage firm Morgan Stanley was the top individual detractor. Morgan Stanley benefited from the improvement in the capital markets, although its trading business became more competitive. We continue to view its stock as attractively valued. CVS Caremark Corp., a pharmacy operator and pharmacy benefit manager (PBM) suffered during the period after reporting contract losses in its PBM business. While we think the stock is valued attractively, we continue to monitor the situation. Luxury automaker Daimler A.G. was weak during the period amid disappointing results and news that it is suspending its dividend. While we are concerned with the dividend suspension, we think this is likely a short-term issue and that our thesis still holds. Long term, we see a more focused company, following its separation of Chrysler, and that it has large opportunities in emerging markets, particularly China, where its margins have tended to be higher. We also like that it has been streamlining and consolidating production and becoming a more efficient manufacturer.

On a positive note, our selections within information technology and energy aided comparable returns. Enterprise software maker Oracle Corp. reported strong earnings early in the period, which we think confirmed our thesis that its products are considered non-discretionary by information technology purchasing managers and therefore would likely hold up better in an uncertain spending environment. Apple, Inc., a computer and mobile device maker, benefited from continued strong quarterly results. While, we like that Apple continues to introduce its iPhone to new markets, we have been reducing our position on the stock’s strength. Specialty glass maker Corning, Inc., was another name that saw strong quarterly results, highlighted by strong demand for liquid crystal display (LCDs) TVs, particularly in emerging markets. As a leading supplier of glass to the panel manufacturers, we believe Corning will continue to benefit.

Portfolio Positioning

We were overweight consumer staples and consumer discretionary sectors, raising our exposure to the latter with the addition of some retailers that we believe will benefit from uneven or slow economic growth. We also believe some of these additions are well positioned to benefit from volume growth, cost reductions or have been reinventing their business model. We took profits in some financials and broadened our exposure to the sector, specifically reducing our brokerage names and companies potentially in the cross hairs of financial regulatory reform. We continue to like large multinational companies with exposure to emerging markets; some of these include consumer staple names. While emerging markets have been strong and the market consensus is for this region to help pull the global economy along, we think the fundamentals remain sound, particularly in China and Brazil, and that our holdings are well positioned to capitalize on this strength. Overall, we have increased the

Janus Growth & Core Funds | 59

Janus Growth and Income Fund (unaudited)

Fund’s quantity of holdings, maintaining our emphasis on what we believe are high quality names with predictable earnings and cash flows and attractive dividend yields.

Outlook

We are maintaining our somewhat cautious view on the U.S. economy. While data continued to point to an economic recovery, we remain concerned over its sustainability given a number of headwinds. Ongoing high unemployment and waning government support for the housing market, which remains fragile in our view, may continue to weigh on the consumer over the near term. We do not see unemployment coming down quickly given businesses’ cautiousness and spending in other areas first, like technology. We believe inflation will remain subdued and is not a near-term risk because of slow wage growth, deleveraging and overcapacity in the overall U.S. economy.

Despite the continued rally in equity prices, we think valuations are attractive and investor expectations remain reasonable. Corporate balance sheets and profits are in good shape amid aggressive cost reductions, which could help profits hold up in a weak economy and provide leverage in a strengthening economy. We recognize that with the Fund’s cautious approach an accelerating economy or double-dip recession poses a slight risk to relative performance, but think the Fund is positioned appropriately given our outlook. Regardless, we continue to emphasize bottom-up fundamental research and investing for the long term, favoring companies with sustainable cash flows, good dividend yields and strong earnings visibility.

Thank you for your investment in Janus Growth and Income Fund.

Janus Growth and Income Fund At A Glance

5 Top Performers – Equity Holdings

Contribution

Oracle Corp.	0.69%
Apple, Inc.	0.68%
Corning, Inc.	0.68%
Boeing Co.	0.66%
Research In Motion, Ltd. (U.S. Shares)	0.44%

5 Bottom Performers – Equity Holdings

Contribution

Morgan Stanley	–0.35%
CVS Caremark Corp.	–0.14%
Daimler A.G.	–0.12%
Credit Suisse Group A.G. (ADR)	–0.10%
Western Union Co.	–0.09%

5 Top Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	3.43%	19.57%	19.12%
Health Care	2.23%	16.24%	12.68%
Consumer Discretionary	1.76%	9.82%	9.68%
Industrials	1.65%	6.77%	10.34%
Consumer Staples	1.10%	13.45%	11.52%

5 Bottom Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Utilities	0.00%	0.00%	3.62%
Telecommunication Services	0.05%	0.69%	2.99%
Materials	0.54%	4.33%	3.52%
Financials	0.63%	15.28%	14.97%
Energy	1.03%	13.85%	11.56%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

60 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Nestle S.A. Food – Miscellaneous/Diversified	2.7%
Morgan Stanley Diversified Banking Institutions	2.6%
Anheuser-Busch InBev N.V. Brewery	2.5%
Philip Morris International, Inc. Tobacco	2.5%
Oracle Corp. Enterprise Software/Services	2.3%

12.6%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 4.7% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

Janus Growth & Core Funds | 61

Janus Growth and Income Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Growth and Income Fund – Class A Shares
NAV	11.76%	47.75%	1.97%	–1.91%	10.16%	1.17%	0.99%
MOP	5.35%	39.25%	0.77%	–2.49%	9.81%

Janus Growth and Income Fund – Class C Shares
NAV	11.39%	44.59%	1.22%	–2.66%	9.44%	2.09%	1.74%
CDSC	10.28%	43.15%	1.22%	–2.66%	9.44%

Janus Growth and Income Fund – Class D Shares(1)	11.82%	48.02%	2.06%	–1.83%	10.21%	0.83%	0.83%

Janus Growth and Income Fund – Class I Shares	11.90%	48.02%	2.06%	–1.83%	10.21%	0.74%	0.74%

Janus Growth and Income Fund – Class R Shares	11.56%	46.04%	1.52%	–2.35%	9.76%	1.46%	1.46%

Janus Growth and Income Fund – Class S Shares	11.66%	47.03%	1.77%	–2.11%	9.99%	1.21%	1.21%

Janus Growth and Income Fund – Class T Shares	11.82%	48.02%	2.06%	–1.83%	10.21%	0.96%	0.96%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	8.49%

Russell 1000® Growth Index	14.51%	49.75%	3.42%	–4.21%	7.36%

Lipper Quartile – Class T Shares	–	2nd	2nd	4th	1st

Lipper Ranking – based on total return for Large-Cap Core Funds	–	438/930	288/664	296/387	5/78

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

62 | MARCH 31, 2010

(unaudited)

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITS) which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Growth and Income Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Growth and Income Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Growth and Income Fund (the “JAD predecessor fund”) into corresponding shares of Janus Growth and Income Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Growth and Income Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

May 16, 1991 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

Janus Growth & Core Funds | 63

Janus Growth and Income Fund (unaudited)

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – May 15, 1991
(1)	Closed to new investors.

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,117.60	$4.38

Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,114.30	$7.65

Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,079.70	$1.00

Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,119.00	$3.07

Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,115.60	$6.30

Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,116.60	$5.21

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,118.20	$3.86

Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43

†	Expenses are equal to the annualized expense ratio of 1.00% for Class A Shares, 1.75% for Class C Shares, 0.70% for Class I Shares, 1.44% for Class R Shares, 1.19% for Class S Shares and 0.88% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.80% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

64 | MARCH 31, 2010

Janus Growth and Income Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Common Stock – 93.8%
Aerospace and Defense – 2.7%
840,965	Boeing Co.	$61,062,469
1,933,720	Empresa Brasileira de Aeronautica S.A. (ADR)	46,331,931
		107,394,400
Agricultural Chemicals – 3.0%
438,670	Monsanto Co.	31,329,811
1,573,690	Syngenta A.G. (ADR)**	87,355,532
		118,685,343
Applications Software – 0.4%
602,210	Microsoft Corp.	17,626,687
Athletic Footwear – 2.0%
1,062,930	NIKE, Inc. – Class B	78,125,355
Automotive – Cars and Light Trucks – 0.7%
617,600	Daimler A.G.*,**	29,033,376
Brewery – 2.5%
1,997,902	Anheuser-Busch InBev N.V.**	100,627,648
3,776,984	Anheuser-Busch InBev N.V. – VVPR Strip*,**	35,706
		100,663,354
Cable Television – 1.2%
1,372,415	DIRECTV – Class A*	46,401,351
Casino Hotels – 0.3%
1,604,594	Crown, Ltd.	12,041,374
Cellular Telecommunications – 0.7%
1,111,655	Vodafone Group PLC**	25,890,445
Commercial Banks – 2.8%
864,600	ICICI Bank, Ltd. (ADR)	36,918,420
1,235,170	Itau Unibanco Holding S.A. (ADR)	27,161,388
1,729,238	Standard Chartered PLC**	47,161,991
		111,241,799
Commercial Services – Finance – 1.6%
744,355	Paychex, Inc.	22,851,699
2,416,895	Western Union Co.	40,990,539
		63,842,238
Computers – 5.1%
265,938	Apple, Inc.*	62,476,814
612,375	International Business Machines Corp.	78,537,094
836,075	Research In Motion, Ltd. (U.S. Shares)*	61,827,746
		202,841,654
Cosmetics and Toiletries – 1.6%
744,615	Colgate-Palmolive Co.	63,485,875
Diversified Banking Institutions – 7.4%
4,253,304	Bank of America Corp.	75,921,476
1,568,965	Credit Suisse Group A.G. (ADR)**	80,613,422
204,830	Goldman Sachs Group, Inc.	34,950,143
3,465,480	Morgan Stanley	101,503,908
		292,988,949
Diversified Operations – 1.9%
5,870,000	China Merchants Holdings International Co., Ltd.	21,623,132
576,485	Danaher Corp.	46,066,917
19,329,275	Melco International Development, Ltd.*	8,663,817
		76,353,866
E-Commerce/Services – 1.3%
1,649,570	eBay, Inc.*	44,455,911
476,635	Liberty Media Corp. – Interactive – Class A*	7,297,282
		51,753,193
Electronic Components – Semiconductors – 0.8%
320,920	Broadcom Corp. – Class A	10,648,126
723,875	Microchip Technology, Inc.	20,384,320
		31,032,446
Electronic Connectors – 0.8%
723,345	Amphenol Corp. – Class A	30,517,926
Enterprise Software/Services – 2.3%
3,603,855	Oracle Corp.	92,583,035
Fiduciary Banks – 0.3%
192,854	Northern Trust Corp.	10,657,112
Finance – Investment Bankers/Brokers – 0.6%
1,384,082	Charles Schwab Corp.	25,868,493
Finance – Other Services – 0.7%
1,001,789	NYSE Euronext	29,662,972
Food – Miscellaneous/Diversified – 2.7%
2,062,104	Nestle S.A.**	105,638,569
Food – Retail – 0.7%
4,446,607	Tesco PLC**	29,378,898
Industrial Gases – 1.0%
460,375	Praxair, Inc.	38,211,125
Medical – Biomedical and Genetic – 2.4%
825,920	Celgene Corp.*	51,174,003
978,360	Gilead Sciences, Inc.*	44,495,813
		95,669,816
Medical – Drugs – 5.0%
938,615	Abbott Laboratories	49,446,238
2,816,335	Bristol-Myers Squibb Co.	75,196,144
457,558	Roche Holding A.G.**	74,226,751
		198,869,133
Medical – HMO – 0.9%
1,120,580	UnitedHealth Group, Inc.	36,609,349
Medical Products – 4.1%
1,061,195	Baxter International, Inc.	61,761,549
795,590	Covidien PLC (U.S. Shares)**	40,002,265
927,795	Johnson & Johnson	60,492,234
		162,256,048
Metal Processors and Fabricators – 1.0%
321,095	Precision Castparts Corp.	40,685,947
Multi-Line Insurance – 0.8%
617,595	ACE, Ltd. (U.S. Shares)**	32,300,219
Networking Products – 2.1%
3,259,160	Cisco Systems, Inc.*	84,835,935
Oil and Gas Drilling – 0.7%
337,675	Transocean, Ltd. (U.S. Shares)*,**	29,168,367
Oil Companies – Exploration and Production – 5.8%
2,378,673	EnCana Corp. (U.S. Shares)	73,810,223
726,060	EOG Resources, Inc.	67,480,016
1,031,895	Occidental Petroleum Corp.	87,236,403
		228,526,642

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 65

Janus Growth and Income Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Oil Companies – Integrated – 5.6%
2,378,673	Cenovus Energy, Inc.	$62,345,019
1,311,417	Hess Corp.	82,029,134
1,926,680	Petroleo Brasileiro S.A. (U.S. Shares)	76,277,261
		220,651,414
Optical Supplies – 1.7%
426,265	Alcon, Inc. (U.S. Shares)**	68,867,373
Power Converters and Power Supply Equipment – 0.4%
1,046,480	Suntech Power Holdings Co., Ltd. (ADR)*	14,671,650
Real Estate Operating/Development – 0.8%
7,913,520	Hang Lung Properties, Ltd.	31,902,779
Retail – Building Products – 1.6%
1,923,856	Home Depot, Inc.	62,236,742
Retail – Discount – 0.7%
494,115	Target Corp.	25,990,449
Retail – Drug Store – 0.9%
971,589	CVS Caremark Corp.	35,521,294
Retail – Jewelry – 1.1%
883,640	Tiffany & Co.	41,964,064
Retail – Regional Department Stores – 1.0%
741,105	Kohl’s Corp.*	40,597,732
Semiconductor Components/Integrated Circuits – 0.5%
988,120	Marvell Technology Group, Ltd.*	20,137,886
Soap and Cleaning Preparations – 1.7%
1,194,940	Reckitt Benckiser Group PLC**	65,578,739
Telecommunication Equipment – Fiber Optics – 1.6%
3,217,039	Corning, Inc.	65,016,358
Television – 1.4%
3,950,768	CBS Corp. – Class B	55,073,706
Tobacco – 3.5%
1,919,730	Altria Group, Inc.	39,392,860
1,925,275	Philip Morris International, Inc.	100,422,344
		139,815,204
Toys – 0.6%
991,535	Mattel, Inc.	22,547,506
Transportation – Railroad – 1.2%
642,590	Union Pacific Corp.	47,101,847
Wireless Equipment – 1.6%
1,479,325	QUALCOMM, Inc.	62,116,857

Total Common Stock (cost $3,063,271,471)		3,720,632,891

Corporate Bonds – 2.0%
Automotive – Cars and Light Trucks – 0.6%
$14,823,000	Ford Motor Co., 4.2500%, 11/15/16	22,178,914
Building – Residential and Commercial – 0.2%
6,467,000	Meritage Homes Corp. 6.2500%, 3/15/15	6,208,320
Power Converters and Power Supply Equipment – 1.0%
24,709,000	JA Solar Holdings Co., Ltd. 4.5000%, 5/15/13	20,570,242
24,090,000	Suntech Power Holdings Co. Ltd. 3.0000%, 3/15/13 (144A)	20,536,725
		41,106,967
REIT – Warehouse/Industrial – 0.2%
$9,896,000	ProLogis, 3.2500%, 3/15/15	9,945,480

Total Corporate Bonds (cost $77,650,779)		79,439,681

Preferred Stock – 0.9%
Metal – Copper – 0.9%
302,660	Freeport-McMoRan Copper & Gold, Inc. convertible, 6.7500% (cost $30,729,617)	35,099,480

U.S. Treasury Notes/Bonds – 2.2%
	U.S. Treasury Notes/Bonds:
$19,091,000	2.7500%, 7/31/10	19,253,579
26,056,000	1.5000%, 10/31/10	26,237,167
19,091,000	4.8750%, 7/31/11	20,171,589
19,091,000	3.3750%, 7/31/13	20,090,299

Total U.S. Treasury Notes/Bonds (cost $84,152,478)		85,752,634

Money Market – 1.6%
65,811,736	Janus Cash Liquidity Fund LLC, 0% (cost $65,811,736)	65,811,736

Total Investments (total cost $3,321,616,081) – 100.5%		3,986,736,422

Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(20,296,838)

Net Assets – 100%		$3,966,439,584

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$12,041,374	0.3%
Belgium	100,663,354	2.5%
Bermuda	20,137,886	0.5%
Brazil	149,770,581	3.8%
Canada	197,982,989	5.0%
Cayman Islands	55,778,617	1.4%
Germany	29,033,376	0.7%
Hong Kong	62,189,728	1.6%
India	36,918,420	0.9%
Ireland	40,002,265	1.0%
Switzerland	478,170,232	12.0%
United Kingdom	168,010,073	4.2%
United States††	2,636,037,527	66.1%

Total	$3,986,736,422	100.0%

††	Includes Cash Equivalents (64.5% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 4/8/10	10,500,000	$15,931,298	$(116,198)
British Pound 4/22/10	20,029,000	30,386,104	1,139,943
British Pound 5/6/10	23,530,000	35,694,105	(339,809)
Euro 4/8/10	7,120,000	9,615,536	281,264
Euro 4/22/10	12,505,000	16,888,227	244,624
Euro 5/6/10	7,355,000	9,933,174	142,882
Swiss Franc 4/22/10	38,910,000	36,919,078	(581,421)
Swiss Franc 5/6/10	52,740,000	50,048,041	(282,996)

Total		$205,415,563	$488,289

See Notes to Schedules of Investments and Financial Statements.

66 | MARCH 31, 2010

Janus Orion Fund (unaudited)

Fund Snapshot
We believe that investing in companies that are creating value by executing on a strategy to improve economic profit margin but trading below their intrinsic value, will allow us to outperform the index over time. We take a concentrated, opportunistic approach, seeking the most attractive investment opportunities, regardless of market capitalization.
John Eisinger portfolio manager

Economic Overview

Continuing their rally from March of 2009, U.S. equities recorded strong gains during the five-month period ended March 31, 2010. A pledge from U.S. Federal Reserve (Fed) Chairman Ben Bernanke that the Fed would maintain its accommodative monetary policy for an “extended period” and improving economic data that indicated the economic recovery was on track were partially offset by sovereign debt worries, primarily in Greece. Markets retreated modestly in mid-January into early February; however, they regained their uptrend in March to finish near 17-month highs.

Asset Class Overview

Small-cap and mid-cap stocks significantly outperformed large-caps during the period, while value-style indices slightly outperformed growth. Top performing sectors within our primary benchmark, the Russell 3000® Growth Index, were industrials, consumer discretionary and health care, while utilities, energy and materials lagged.

Investment Process

We believe our ability to add value – to deliver returns over those of the Fund’s primary benchmark index – is predicated on having a different view of the value of a company which is based on that company’s ability to generate cash flow over the long-term. An important metric that we focus on is return on invested capital (ROIC), a measure of how effectively a company uses the capital invested in its operations. Ideally, we try to buy stocks that are under-earning (cash flow) or under-returning (ROIC) relative to what we perceive to be the business’s potential. The impetus to improving ROIC and cash flows could be a new management team, a new product cycle, market share gains or just a new focus on improving the business by the existing management, etc. Given the challenges associated with forecasting future growth, we aim to invest in businesses that trade near or below the level of capital invested in their business and that we think have a reliable path to sustained positive economic profit generation in the future. We believe these stocks often provide the best opportunity for limiting downside risk and the greatest potential for future return. The last important goal of our portfolio management approach is not just picking good stocks, but putting them together to form a diversified portfolio that maximizes the overall risk adjusted discount to intrinsic value of the portfolio as a whole. Stocks we believe have the best risk/reward profiles are at the top of the portfolio and are generally three to five percent of the portfolio each. The second half of the portfolio tends to be made up of stocks where we have identified a path to improving future cash flows and returns, but are monitoring the company’s process to ensure it executes on its plan. Over time as either the progress towards improved returns and cash flow improves or the valuation becomes more compelling we tend to add to these positions to put them at the top of the portfolio. To further diversify the portfolio we focus on minimizing the correlation of each stock within the portfolio. Again, it is not enough to just put together undervalued stocks, but rather to try to put together a portfolio of undervalued stocks that together act in different ways in all markets. We believe this is diversification. Conversely, we sell stocks when they achieve our price targets or if they fail to progress along our identified path of future value creation.

We used derivatives, such as buying put options or selling call options, to both hedge market exposure and express views on stocks. An example of this over the past five months was our purchase of put option contracts on the S&P 500 Index in an attempt to lessen the impact of a downward move in the overall market. Please see the “Notes to Financial Statements” for a discussion of derivatives used in the Fund.

Strategy Overview

Stock selection drove the Fund’s outperformance relative to its primary benchmark during the period, particularly in information technology, materials, consumer discretionary and telecommunications sectors. One of the largest holdings, Crown Castle International Co., was also among

Janus Growth & Core Funds | 67

Janus Orion Fund (unaudited)

our largest individual contributors during the period. The wireless tower company’s fundamentals remain strong and the need for wireless carriers to upgrade their networks should continue to be a driver of the firm’s growth and returns on invested capital.

UAL, the parent company of United Airlines, returned over 200% during the period, as it benefited from revenue growth against a backdrop of an improved cost structure. The airline industry has been aggressive in reducing capacity and cutting costs, which has helped drive improved pricing. Thus far the industry has remained disciplined, which should help drive returns on capital higher than is currently being valued in the stock price for UAL.

Limited Brands, a specialty retailer, also recorded strong gains. Limited’s sales have been improving, which has helped drive incremental margins higher. We initiated a position in this retailer of women’s apparel and beauty products during the second quarter of 2009, as the market price suggested a very dire scenario for the business. Since then, the company has been aggressive in reducing costs and managing inventory.

Our holdings in financials were the primary detractor during the period followed distantly by our overweight in energy and holdings in health care. Two financial holdings, investment bank/brokerage firm Morgan Stanley and Belgium-based insurer Fortis, were among top detractors during the period. We believe Morgan Stanley, a top five holding, will gain market share and that management is focused on capital allocation and unlocking value across its businesses. Fortis suffered from concerns over its exposure to Greece in the quarter. We think the market overreacted given the small percentage of book value Greek bonds represented on Fortis’ balance sheet. Longer term, we see the company deploying capital to improve returns and creating more value in its Asian operations which together are not fully discounted in the stock price.

CVS Caremark Corp., a pharmacy benefits management (PBM) company that provides prescription and related health-care services and operates retail pharmacies, suffered from poor execution in its PBM business and doubts about the potential synergies between the PBM and retail pharmacy businesses. We exited the position.

Conclusion

We believe there continues to be considerable skepticism surrounding companies’ ability to grow broadly. We are finding many companies that we feel will show very attractive growth that is not being priced into the stocks currently. Our focus remains on companies that are growing economic profits and improving ROIC where the price of the stock does not reflect this view. We think focusing on quality stock specific ideas will give us the best opportunity to generate strong long-term performance.

Thank you for your continued investment in Janus Orion Fund.

68 | MARCH 31, 2010

(unaudited)

Janus Orion Fund At A Glance

5 Top Performers – Holdings

Contribution

UAL Corp.	1.70%
Crown Castle International Corp.	1.48%
Limited Brands, Inc.	1.36%
Ivanhoe Mines, Ltd.	1.17%
Atmel Corp.	0.96%

5 Bottom Performers – Holdings

Contribution

Morgan Stanley	–0.41%
Fortis	–0.35%
CVS Caremark Corp.	–0.30%
Wynn Resorts, Ltd.	–0.28%
Banco Santander Central Hispano S.A.	–0.12%

5 Top Performers – Sectors*

		Fund Weighting	Russell 3000® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Information Technology	4.19%	19.51%	32.04%
Consumer Discretionary	3.62%	11.27%	11.03%
Industrials	2.97%	10.77%	10.61%
Health Care	2.34%	14.75%	16.64%
Materials	2.22%	5.97%	3.79%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 3000® Growth
	Fund Contribution	(Average % of Equity)	Index Weighting

Utilities	0.00%	0.00%	0.84%
Other**	0.01%	0.06%	0.00%
Consumer Staples	0.22%	5.62%	15.12%
Energy	0.74%	8.86%	4.18%
Financials	1.32%	16.42%	5.08%

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Growth & Core Funds | 69

Janus Orion Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Illinois Tool Works, Inc. Diversified Operations	5.5%
Crown Castle International Corp. Wireless Equipment	5.4%
Johnson & Johnson Medical Products	3.8%
Morgan Stanley Diversified Banking Institutions	3.6%
Wesco International, Inc. Distribution/Wholesale	3.0%

21.3%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 7.3% of total net assets.

*Includes Securities Sold Short of (3.8)%

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

70 | MARCH 31, 2010

(unaudited)

Performance

					Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010					per the February 16, 2010 prospectuses
	Fiscal	One	Five	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Orion Fund – Class A Shares
NAV	18.16%	74.64%	9.47%	0.94%	1.20%	1.17%
MOP	11.38%	64.60%	8.18%	0.33%

Janus Orion Fund – Class C Shares
NAV	17.76%	72.23%	8.64%	0.18%	2.14%	1.92%
CDSC	16.58%	70.51%	8.64%	0.18%

Janus Orion Fund – Class D Shares(1)	18.31%	74.89%	9.52%	0.97%	0.90%	0.90%

Janus Orion Fund – Class I Shares	18.41%	74.89%	9.52%	0.97%	0.83%	0.83%

Janus Orion Fund – Class R Shares	17.96%	73.31%	8.97%	0.49%	1.50%	1.50%

Janus Orion Fund – Class S Shares	18.05%	74.10%	9.24%	0.74%	1.25%	1.25%

Janus Orion Fund – Class T Shares	18.31%	74.89%	9.52%	0.97%	1.03%	1.03%

Russell 3000® Growth Index	14.94%	50.50%	3.46%	–3.80%

S&P 500® Index	13.87%	49.77%	1.92%	–0.40%

Lipper Quartile – Class T Shares	–	1st	1st	1st

Lipper Ranking – based on total return for Multi-Cap Growth Funds	–	5/456	4/298	32/186

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

See important disclosures on the next page.

Janus Growth & Core Funds | 71

Janus Orion Fund (unaudited)

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with nondiversification, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

A hedging strategy is one that attempts to minimize or protect against loss by strategically using instruments in the market to offset the risk of any adverse price movements. It involves counterbalancing one transaction against another. Hedging does not prevent a negative event from happening. It attempts to reduce the impact of the event. A reduction in such risk usually means a reduction in potential profits. Hedging, for the most part, is a technique not by which you will necessarily make money but by which you can reduce potential loss.

The Fund may have significant exposure to emerging markets. In general, emerging market investments have historically been subject to significant gains and/or losses. As such, the Fund’s returns and NAV may be subject to volatility.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Total Annual Fund Operating Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

Effective February 16, 2010, Janus Orion Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Orion Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Orion Fund (the “JAD predecessor fund”) into corresponding shares of Janus Orion Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Orion Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

72 | MARCH 31, 2010

(unaudited)

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – June 30, 2000
(1)	Closed to new investors.

Janus Growth & Core Funds | 73

Janus Orion Fund (unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,181.60	$5.10

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,177.60	$8.74

Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$9.75

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,087.60	$1.08

Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,184.10	$3.52

Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,179.60	$6.72

Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,180.50	$5.59

Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,183.10	$4.15

Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63

†	Expenses are equal to the annualized expense ratio of 1.13% for Class A Shares, 1.94% for Class C Shares, 0.78% for Class I Shares, 1.49% for Class R Shares, 1.24% for Class S Shares and 0.92% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect the five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.86% for Class D Shares, multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers of Janus Capital.

74 | MARCH 31, 2010

Janus Orion Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Common Stock – 98.5%
Advertising Sales – 0.3%
351,921	Lamar Advertising Co. – Class A*	$12,088,486
Agricultural Chemicals – 0.4%
494,905	Intrepid Potash, Inc.*	15,010,469
Airlines – 1.4%
2,614,165	UAL Corp.*	51,106,926
Brewery – 2.0%
1,480,454	Anheuser-Busch InBev N.V.**	74,565,522
Building – Residential and Commercial – 0.7%
3,786,300	MRV Engenharia e Participacoes S.A.**	26,434,871
Cable Television – 0.3%
9,629	Jupiter Telecommunications Co., Ltd.	11,125,837
Chemicals – Diversified – 1.4%
3,806,878	Israel Chemicals, Ltd.	51,555,769
Coatings and Paint Products – 2.1%
1,132,305	Sherwin-Williams Co.	76,634,402
Commercial Banks – 5.8%
7,915,353	Banco Santander Central Hispano S.A.**	105,185,994
3,176,408	CapitalSource, Inc.	17,756,121
3,489,581	ICICI Bank, Ltd.**	74,043,794
2,527,014	Oriental Bank of Commerce**	18,067,390
		215,053,299
Commercial Services – Finance – 3.5%
2,980,100	Paychex, Inc.	91,489,070
2,393,695	Total System Services, Inc.	37,485,264
		128,974,334
Computers – 2.3%
397,225	International Business Machines Corp.	50,944,106
489,040	Research In Motion, Ltd. (U.S. Shares)*	36,164,508
		87,108,614
Disposable Medical Products – 2.0%
868,710	C.R. Bard, Inc.	75,247,660
Distribution/Wholesale – 3.0%
3,196,115	Wesco International, Inc.*,£	110,937,152
Diversified Banking Institutions – 4.5%
212,950	Goldman Sachs Group, Inc.	36,335,659
4,519,995	Morgan Stanley	132,390,653
		168,726,312
Diversified Operations – 6.5%
9,958,000	China Resources Enterprise Ltd.	37,002,615
4,356,590	Illinois Tool Works, Inc.**	206,328,103
		243,330,718
Electronic Components – Miscellaneous – 2.5%
3,354,143	Tyco Electronics, Ltd. (U.S. Shares)**	92,171,850
Electronic Components – Semiconductors – 2.1%
9,896,619	ON Semiconductor Corp.*	79,172,952
Entertainment Software – 2.4%
4,674,445	Electronic Arts, Inc.*	87,225,144
Internet Gambling – 1.4%
10,844,126	PartyGaming PLC*	52,668,225
Medical – Biomedical and Genetic – 1.9%
860,625	Celgene Corp.*	53,324,325
448,525	Vertex Pharmaceuticals, Inc.*	18,331,217
		71,655,542
Medical – Drugs – 2.6%
2,363,475	Biovail, Corp.	39,635,476
2,131,215	Bristol-Myers Squibb Co.	56,903,440
		96,538,916
Medical Instruments – 2.5%
2,231,985	St. Jude Medical, Inc.*	91,622,984
Medical Products – 5.2%
2,186,875	Johnson & Johnson**	142,584,250
941,920	Varian Medical Systems, Inc.*	52,116,434
		194,700,684
Metal – Diversified – 2.4%
5,194,845	Ivanhoe Mines, Ltd.*	90,810,024
Multi-Line Insurance – 1.9%
19,638,164	Fortis**	69,909,922
Networking Products – 1.9%
2,772,290	Cisco Systems, Inc.*	72,162,709
Oil and Gas Drilling – 1.5%
1,235,950	Ensco International PLC**	55,345,841
Oil Companies – Exploration and Production – 6.3%
1,080,660	Anadarko Petroleum Corp.	78,704,468
881,195	Occidental Petroleum Corp.	74,496,225
1,706,390	Ultra Petroleum Corp. (U.S. Shares)*	79,568,967
		232,769,660
Real Estate Management/Services – 2.3%
1,148,814	Jones Lang LaSalle, Inc.	83,737,052
Real Estate Operating/Development – 0.5%
2,674,083	Rossi Residencial S.A.**	18,639,600
Retail – Apparel and Shoe – 3.9%
1,692,878	Foot Locker, Inc.	25,460,885
3,732,630	Limited Brands, Inc.**	91,897,350
4,915,170	Pacific Sunwear of California, Inc.*,£	26,099,553
		143,457,788
Semiconductor Components/Integrated Circuits – 4.7%
21,347,354	Atmel Corp.* ,**	107,377,190
3,347,510	Marvell Technology Group, Ltd.*	68,222,254
		175,599,444
Shipbuilding – 1.0%
94,000	OSX Brasil SA*,**	37,018,284
Steel – Producers – 1.3%
12,349,505	Al Ezz Steel Rebars S.A.E.*	47,418,688
Telecommunication Equipment – 2.5%
12,322,260	Tellabs Inc.	93,279,508
Transportation – Marine – 1.2%
942,535	Tidewater, Inc.	44,553,629
Transportation – Services – 1.9%
1,296,155	C.H. Robinson Worldwide, Inc.	72,390,257
Web Portals/Internet Service Providers – 2.0%
4,469,565	Yahoo!, Inc.*	73,881,909

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 75

Janus Orion Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Wireless Equipment – 6.4%
5,265,746	Crown Castle International Corp.*,**	$201,309,470
1,020,665	SBA Communications Corp. – Class A*	36,815,387
		238,124,857

Total Common Stock (cost $2,875,278,893)		3,662,755,840

Purchased Options – Calls – 0.1%
2,378	Research In Motion, Ltd. (U.S. Shares) expires April 2010 exercise price $75.00	596,720
4,437	Research In Motion, Ltd. (U.S. Shares) expires June 2010 exercise price $80.00	1,397,385

Total Purchased Options – calls (premiums paid $1,815,255)		1,994,105

Money Market – 1.5%
57,547,468	Janus Cash Liquidity Fund LLC, 0% (cost $57,547,468)	57,547,468

Total Investments (total cost $2,934,641,616) – 100.1%		3,722,297,413

Securities Sold Short – (3.8)%
Common Stock – (1.8)%
Casino Hotels – (1.0)%
505,025	Wynn Resorts, Ltd.	(38,296,046)
Electronic Components – Semiconductors – (0.8)%
404,525	Cree, Inc.*	(28,405,745)

Total Common Stock (proceeds $56,835,471)		(66,701,791)

Exchange-Traded Funds – (2.0)%
Sector Fund – Technology – (1.0)%
1,370,400	Semiconductor HOLDRs Trust	(38,165,640)
Sector Fund – Undefined Equity – (1.0)%
894,105	SPDR S&P Retail ETF	(36,944,419)

Total Exchange-Traded Funds (proceeds $74,032,897)		(75,110,059)

Total Securities Sold Short (proceeds $130,868,368)		(141,811,850)

Cash, Receivables and Other Assets, net of Liabilities** – 3.7%		138,272,195

Net Assets – 100%		$3,718,757,758

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$144,475,444	3.9%
Bermuda	68,222,254	1.8%
Brazil	82,092,755	2.2%
Canada	246,178,974	6.6%
Egypt	47,418,688	1.3%
Gibraltar	52,668,225	1.4%
Hong Kong	37,002,615	1.0%
India	92,111,184	2.5%
Israel	51,555,769	1.4%
Japan	11,125,837	0.3%
Spain	105,185,995	2.8%
Switzerland	92,171,850	2.5%
United Kingdom	55,345,841	1.5%
United States††	2,636,741,982	70.8%

Total	$3,722,297,413	100.0%

††	Includes Cash Equivalents (69.3% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions)

		% of Securities
Country	Value	Sold Short

United States	$(141,811,850)	100.0%

Total	$(141,811,850)	100.0%

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

Brazilian Real 4/22/10	13,875,000	$7,773,851	$(304,133)
Brazilian Real 5/6/10	34,488,000	19,261,252	85,769
British Pound 4/8/10	24,897,000	37,775,384	1,418,490
British Pound 4/22/10	17,300,000	26,245,923	984,623
British Pound 5/6/10	26,000,000	39,441,000	(375,480)
Euro 4/8/10	55,717,000	75,245,622	898,345
Euro 4/22/10	43,432,000	58,655,694	849,621
Euro 5/6/10	43,579,000	58,854,899	846,588
Indian Rupee 4/22/10	1,875,000,000	41,699,339	(1,114,923)
Indian Rupee 5/6/10	1,200,000,000	26,651,712	(398,102)

Total		$391,604,676	$2,890,798

Schedule of Written Options – Calls	Value

Limited Brands, Inc. expires May 2010 5,140 contracts exercise price $24.00 (premiums received $737,590)	$(788,630)

Schedule of Written Options – Puts
Cree, Inc. expires April 2010 1,596 contracts exercise price $55.00	$(8,900)
Crown Castle International Corp. expires May 2010 2,622 contracts exercise price $35.00	(175,801)

See Notes to Schedules of Investments and Financial Statements.

76 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Value

Cytogenix, Inc. expires May 2010 5,140 contracts exercise price $25.00	(242,195)
Ford Motor Co. expires May 2010 16,907 contracts exercise price $11.00	(338,140)
Ford Motor Co. expires May 2010 7,749 contracts exercise price $12.00	(387,450)
Morgan Stanley expires May 2010 4,942 contracts exercise price $26.00	(224,588)
Research In Motion, Ltd. (U.S. Shares) expires June 2010 6,815 contracts exercise price $55.00	(380,315)
Ultra Petroleum Corp. (U.S. Shares) expires May 2010 1,835 contracts exercise price $40.00	(97,124)
Ultra Petroleum Corp. (U.S. Shares) expires June 2010 3,678 contracts exercise price $40.00	(350,004)
Ultra Petroleum Corp. (U.S. Shares) expires June 2010 2,248 contracts exercise price $41.00	(258,090)

Total Written Options – Puts
(premiums received $3,190,581)	$(2,462,607)

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 77

Janus Research Core Fund (unaudited)

Fund Snapshot
Analyst-driven, team-refined investment process attempts to capture the value of our research and manage investment risk. We believe a portfolio reflecting our team’s best ideas can deliver superior risk-adjusted results.
Team Based Approach Led by Jim Goff, Director of Research

Fund Performance

For the 5-month period ending March 31, 2010, Janus Research Core Fund’s Class T Shares gained 11.97%, underperforming its primary benchmark, the S&P 500® Index, which advanced 13.87%.

Long-Term Investing and Sticking to Conviction

In my opinion, Janus’ investment process has become stronger and more disciplined over the past decade, while striving to maintain a consistent focus on adding value through excellence in research. Our focus is twofold – we strive to generate excellent long term results, while investing in a disciplined manner in an effort to provide consistency of returns for investors. We seek to steadily outperform the market through disciplined investing and by avoiding “big mistakes.” Markets have a way of humbling and challenging investors, though. Consider the severe downturn of late 2008 to early 2009. We wish we were prescient enough to avoid this sharp decline in global stock markets. We believed we would be somewhat protected by owning strong companies with excellent competitive positions in their markets. The key investing decision for most investors over the past 7-8 years was what they did during the depths of the panic and negative headlines. It is said that there are two classes of mistakes – minor ones like wearing white after Labor Day or serious ones like attacking Russia in winter. Moving out of the market or investing defensively during this time was the investment equivalent of “attacking Russia in winter.” Since its low in March of 2009, the S&P 500® Index is up 77.42%. Maintaining a focus on the long-term and finding what we felt were the best risk-rewards offered to us by a panicked market helped us to outperform off the March 2009 lows. Sure, we took our lumps for a time, but our patience paid off over the course of this market cycle. We took an important step toward our goal of great 5-, 10- and 20-year performance for our investors.

Economic Overview

During late 2008 and early 2009, many prognosticators felt the global economy was headed towards another depression. Since then, credit markets have improved greatly and lending is functioning more normally. We believe that we are back from the brink. Europe is stagnant and facing challenges from sovereign debt issues, but we feel that the United States is positioned to grow moderately in 2010 and economic growth in emerging markets appears to be vibrant. Near term, corporate earnings are strong and economic indicators in most global markets are clearly better than expected. Despite these positives, we are still at a point of uncertainty in the global economy. While much of the recent downturn can be attributed to excess borrowing by consumers and overvalued housing, the next downturn could come because many national governments took up the mantle from consumers and borrowed too much. Federal deficits and debts, relative to Gross Domestic Product (GDP), are in many cases in uncharted territories. Strong near-term growth could lead to employment gains and a sustainably growing economy to gradually resolve these debt issues. It is possible, however, that these high government borrowings lead to higher tax rates, inflation and higher interest rates which could depress economic growth for many years. We design this portfolio to benefit from stock picking and not from macro or sector bets. Against the backdrop of an uncertain economy, we think it especially important to focus on stock picking. Our portfolio positioning in Research Core remains balanced; it is positioned for neither ebullient growth nor recession.

Sector Views

Among our seven research sectors within the S&P 500®, communications had the strongest relative performance. Our relative underperformances during the period were led by industrials and financials. Our bottom up approach puts us in touch with thousands of companies and industry participants. And we use those conversations, surveys and other research tools to gain a broader outlook on sectors.

Communications

We anticipated a recovery in advertising, but the pace exceeded our expectations. Television and internet led the recovery while print media lost share. The lines between internet and television are blurring as advertisers tie on-line advertising with television broadcasts and many people watch television online. We also see opportunities

78 | MARCH 31, 2010

(unaudited)

(for infrastructure companies, among others) and challenges (for telecommunication companies, for example) in the growing volume of wireless data.

Consumer

We saw resurgence in consumer demand during the period and improving sentiment, but it was generally off gloomy views from a year ago. Retail sales continue to surprise us and others, especially at the high end. With store utilization lower than average, inventories lean, companies cautious on expenses, and a shift to on-line sales, higher growth means margins expand. Our view on staples is rosier, especially in emerging markets, but we are monitoring how manufacturers offset higher raw material costs.

Energy

In general, the outlook for oil prices is more favorable than that for natural gas. Natural gas production has not fallen in line with the fall in prices for a variety of structural reasons. Refining, which has long suffered from poor profitability, may be near an inflection point if increased demand from refined products sops up excess capacity in the industry. We remain quite impressed with the opportunity for companies with exposure to production in Brazilian waters.

Financials

We are watching the pace and scope of Washington’s efforts at financial sector reform. While we expect a great deal of rhetoric, we generally think the outcome will be less severe than the market fears. Some businesses, such as exchanges, may benefit from the new regulations. Away from Washington, we are anticipating peaks in non-performing loans and charge-offs, which could bode well for bank stocks, especially well-positioned large cap banks with attractive valuations. Our exposure to Greece is minimal, and we found opportunities where the stocks were over-sold in our opinion. Global insurance and real estate are offering investment opportunities as well.

Health Care

With reform behind us, the fundamentals of the sector will likely once again drive performance. In general, coming off several years of underperformance, valuations are low. The health care plan did more to expand healthcare than reform the cost structure. Pharmaceuticals, pharmacy benefit management companies and generic drug companies generally win from the increased patient population. Meanwhile, we’re uncertain if the increased regulation of insurance companies offset the benefit of a bigger pool of patients. We see a big opportunity for healthcare investing in emerging markets. We believe growth in these countries will far outpace GDP growth.

Industrials

The team focuses on companies that we believe are structural earnings growers with high returns and operating leverage that could help them benefit from an economic upturn. We are favoring more stable companies that we feel can do well in a variety of economic outcomes. We also see opportunities in companies with structural changes, such as airlines and the auto sector. Transports – which have leverage to the increased shipping needs of a growing economy – offer us some opportunities too. In addition, we think housing has stabilized, meaning good news for the industry and for related companies.

Technology

We saw a modest recovery in the technology sector, but company budgets for spending remained focused at period end. While we are seeing a bounce in demand in the semiconductor space, we believe the long-term winners will be either niche companies or those offering integrated solutions. Some of our investment themes continue to be network infrastructure, wireless, smart phones, web-based software and connectors.

Holdings Overview

Among individual detractors were utilities NRG Energy, Inc. and AES Corp. We believe wholesale power provider NRG could gain from future projects. In addition, we like that the company has been actively buying back shares and think these buybacks will continue along with further debt reduction. Finally, we feel the company could benefit from increasing electrical demand, particularly in Texas. AES, a global power producer, has attractive assets and the potential to improve returns on capital in our opinion. In addition, its stock price at period end was trading at a discount to our view of the company’s fair value.

Semiconductor equipment provider KLA-Tencor Corp. traded modestly lower during the period. Based on the equipment provider’s market-leading metrology and inspection products in the semiconductor industry, we think KLA-Tencor is poised for attractive growth.

Contributors included wireless tower company Crown Castle International Corp., which benefited from strong demand in wireless data transmission and growing market

Janus Growth & Core Funds | 79

Janus Research Core Fund (unaudited)

share. We believe the company is undervalued. We also believe its debt load is manageable.

Bank of America Corp. also posted strong gains during the period. We consider Bank of America to be one of the top franchises in U.S. deposits, wealth management and mortgage banking. In addition, we think the bank has an attractive potential return on equity and is well positioned to benefit from the improvement in the credit markets.

United Parcel Service, Inc. – Class B was another top contributor. We believe UPS has a dominant franchise in global trade with its integrated network and bundled product service that can deliver virtually any size package to almost any location in the world. Industry dynamics improved with the departure of DHL from the U.S. market in 2008. We also like the company’s focus on returns on invested capital, profitability and free-cash-flow generation.

Derivatives

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Conclusion

We are committed to the success of Janus Research Core Fund – as managers and as investors. Janus analysts and I have more than $12 million invested in Janus’ U.S. and global research portfolios. We believe this alignment with our shareholders is a good reminder of our commitment to our process. We have a top-notch investment team and a disciplined and repeatable investment process that attempts to capture the value of our research in a highly diversified portfolio. We will go through some periods of underperformance, but by staying disciplined and when needed by staying above the panic, we hope to reward long term investors with continued strong risk-adjusted returns.

Thank you for your investment in Janus Research Core Fund.

Janus Research Core Fund At A Glance

5 Top Performers – Holdings

Contribution

Bank of America Corp.	0.81%
United Parcel Service, Inc. – Class B	0.58%
Crown Castle International Corp.	0.57%
Northrop Grumman Corp.	0.57%
Lamar Advertising Co. – Class A	0.56%

5 Bottom Performers – Holdings

Contribution

NRG Energy, Inc.	–0.27%
AES Corp.	–0.20%
Exxon Mobil Corp.	–0.12%
KLA-Tencor Corp.	–0.12%
Gap, Inc.	–0.07%

4 Top Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Technology	2.33%	16.59%	16.66%
Industrials	2.09%	14.72%	14.87%
Consumer	1.98%	15.83%	15.75%
Financials	1.87%	15.23%	15.59%

3 Bottom Performers – Sectors*

		Fund Weighting	S&P 500®
	Fund Contribution	(Average % of Equity)	Index Weighting

Energy	0.27%	14.99%	15.18%
Health Care	1.62%	14.04%	13.59%
Communications	1.80%	8.60%	8.36%

*	The sectors listed above reflect those covered by the seven analyst teams who comprise the Janus Research Team.

80 | MARCH 31, 2010

(unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Bank of America Corp. Diversified Banking Institutions	4.4%
JPMorgan Chase & Co. Diversified Banking Institutions	4.2%
EOG Resources, Inc. Oil Companies – Exploration and Production	3.3%
Reckitt Benckiser Group PLC Soap and Cleaning Preparations	3.3%
Covidien PLC (U.S. Shares) Medical Products	2.9%

18.1%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 2.6% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

Janus Growth & Core Funds | 81

Janus Research Core Fund (unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Research Core Fund – Class A Shares
NAV	11.94%	53.11%	3.18%	0.15%	8.70%	1.45%	0.91%
MOP	5.53%	44.39%	1.96%	–0.44%	8.24%

Janus Research Core Fund – Class C Shares
NAV	11.63%	50.53%	2.41%	–0.59%	7.98%	2.35%	1.66%
CDSC	10.52%	49.04%	2.41%	–0.59%	7.98%

Janus Research Core Fund – Class D Shares(1)	11.97%	53.11%	3.22%	0.20%	8.74%	0.92%	0.78%

Janus Research Core Fund – Class I Shares	12.02%	53.11%	3.22%	0.20%	8.74%	0.84%	0.66%

Janus Research Core Fund – Class R Shares	11.68%	51.50%	2.68%	–0.32%	8.27%	1.63%	1.41%

Janus Research Core Fund – Class S Shares	11.83%	52.45%	2.95%	–0.06%	8.51%	1.37%	1.16%

Janus Research Core Fund – Class T Shares	11.97%	53.11%	3.22%	0.20%	8.74%	1.05%	0.91%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	5.97%

Russell 1000® Growth Index	14.51%	49.75%	3.42%	–4.21%	4.55%

Lipper Quartile – Class T Shares	–	1st	1st	2nd	1st

Lipper Ranking – based on total return for Large-Cap Core Funds	–	170/930	123/664	160/387	7/203

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

82 | MARCH 31, 2010

(unaudited)

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Research Core Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Research Core Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Research Core Fund (the “JAD predecessor fund”) into corresponding shares of Janus Research Core Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Research Core Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

June 30, 1996 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

Janus Growth & Core Funds | 83

Janus Research Core Fund (unaudited)

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – June 28, 1996
(1)	Closed to new investors.

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,119.40	$4.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,116.30	$7.40

Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,079.30	$1.02

Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,120.90	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,116.80	$6.31

Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,118.30	$5.21

Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,119.70	$3.86

Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43

†	Expenses are equal to the annualized expense ratio of 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares, 1.44% for Class R Shares, 1.19% for Class S Shares and 0.88% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.81% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

84 | MARCH 31, 2010

Janus Research Core Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Common Stock – 99.6%
Advertising Sales – 1.6%
286,350	Lamar Advertising Co. – Class A*	$9,836,123
Aerospace and Defense – 0.5%
564,260	BAE Systems PLC**	3,178,869
Aerospace and Defense – Equipment – 2.2%
188,251	United Technologies Corp.	13,857,156
Airlines – 1.9%
428,390	Ryanair Holdings PLC (ADR)*,**	11,639,356
Apparel Manufacturers – 0.4%
69,770	Coach, Inc.	2,757,310
Athletic Footwear – 2.3%
195,338	NIKE, Inc. – Class B	14,357,343
Brewery – 1.4%
169,645	Anheuser-Busch InBev N.V.**	8,544,452
200,168	Anheuser-Busch InBev N.V. – VVPR Strip*,**	1,892
		8,546,344
Building – Residential and Commercial – 2.1%
18,512	NVR, Inc.*	13,448,968
Cable Television – 0.8%
529,548	British Sky Broadcasting Group PLC**	4,836,935
Cellular Telecommunications – 0.4%
993,695	Vodafone Group PLC**	2,291,739
Commercial Banks – 0.9%
138,510	ICICI Bank, Ltd. (ADR)	5,914,377
Computers – 2.1%
56,641	Apple, Inc.*	13,306,670
Consumer Products – Miscellaneous – 1.7%
164,896	Kimberly-Clark Corp.	10,368,660
Containers – Metal and Glass – 1.3%
314,676	Crown Holdings, Inc.*	8,483,665
Cosmetics and Toiletries – 2.3%
172,758	Colgate-Palmolive Co.	14,729,347
Distribution/Wholesale – 0.7%
95,470	Fastenal Co.	4,581,605
Diversified Banking Institutions – 11.9%
1,561,648	Bank of America Corp.	27,875,417
55,147	Goldman Sachs Group, Inc.	9,409,733
586,765	JPMorgan Chase & Co.	26,257,734
382,617	Morgan Stanley	11,206,852
		74,749,736
Diversified Operations – 3.1%
50,805	Danaher Corp.	4,059,828
325,786	Illinois Tool Works, Inc.	15,429,225
		19,489,053
E-Commerce/Services – 0.5%
119,962	eBay, Inc.*	3,232,976
Electric – Generation – 0.9%
524,789	AES Corp.*	5,772,679
Electronic Components – Miscellaneous – 0.8%
179,119	Tyco Electronics, Ltd. (U.S. Shares)**	4,922,190
Enterprise Software/Services – 2.1%
523,084	Oracle Corp.	13,438,028
Finance – Other Services – 0.7%
13,217	CME Group, Inc.	4,178,026
Independent Power Producer – 2.3%
702,344	NRG Energy, Inc.*	14,678,990
Internet Security – 0.8%
309,912	Symantec Corp.*	5,243,711
Life and Health Insurance – 2.2%
199,540	AFLAC, Inc.	10,833,027
385,698	Prudential PLC**	3,204,055
		14,037,082
Medical – Biomedical and Genetic – 2.6%
68,844	Celgene Corp.*	4,265,574
72,253	Genzyme Corp.*	3,744,873
177,681	Gilead Sciences, Inc.*	8,080,932
		16,091,379
Medical – Drugs – 5.3%
317,841	Abbott Laboratories	16,743,864
281,077	Merck & Co., Inc.	10,498,226
37,855	Roche Holding A.G.**	6,140,978
		33,383,068
Medical Products – 5.0%
226,875	Baxter International, Inc.	13,204,125
360,122	Covidien PLC (U.S. Shares)**	18,106,934
		31,311,059
Multimedia – 1.9%
73,333	News Corp. – Class A	1,056,729
642,095	News Corp. – Class B	10,922,035
		11,978,764
Networking Products – 2.8%
681,867	Cisco Systems, Inc.*	17,748,998
Oil Companies – Exploration and Production – 7.0%
117,756	Devon Energy Corp.	7,587,019
223,710	EOG Resources, Inc.	20,791,608
181,643	Occidental Petroleum Corp.	15,356,099
		43,734,726
Oil Companies – Integrated – 3.2%
144,325	Exxon Mobil Corp.	9,666,888
227,771	Petroleo Brasileiro S.A. (ADR)	10,133,532
		19,800,420
Pipelines – 0.6%
63,396	Kinder Morgan Management LLC*	3,716,274
Real Estate Operating/Development – 1.2%
1,586,000	CapitaLand, Ltd.	4,501,945
714,000	Hang Lung Properties, Ltd.	2,878,439
		7,380,384
Retail – Apparel and Shoe – 0.6%
94,563	Nordstrom, Inc.	3,862,899
Retail – Building Products – 0.5%
89,995	Home Depot, Inc.	2,911,338
Retail – Consumer Electronics – 0.6%
88,994	Best Buy Co., Inc.	3,785,805
Retail – Regional Department Stores – 0.5%
58,965	Kohl’s Corp.*	3,230,103

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 85

Janus Research Core Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Retail – Restaurants – 1.2%
114,405	McDonald’s Corp.	$7,633,102
Semiconductor Equipment – 2.4%
485,020	KLA-Tencor Corp.	14,996,818
Soap and Cleaning Preparations – 3.3%
375,030	Reckitt Benckiser Group PLC**	20,581,782
Telecommunication Equipment – Fiber Optics – 1.1%
341,928	Corning, Inc.	6,910,365
Telecommunication Services – 0.6%
126,705	Amdocs, Ltd. (U.S. Shares)*,**	3,815,088
Tobacco – 0.9%
105,915	Philip Morris International, Inc.	5,524,526
Toys – 1.6%
30,000	Nintendo Co., Ltd.**	10,046,004
Transportation – Services – 2.9%
279,684	United Parcel Service, Inc. – Class B	18,014,446
Web Portals/Internet Service Providers – 1.1%
7,244	Google, Inc. – Class A*	4,107,420
169,190	Yahoo!, Inc.*	2,796,711
		6,904,131
Wireless Equipment – 4.8%
394,326	Crown Castle International Corp.*	15,075,083
357,586	QUALCOMM, Inc.	15,015,036
		30,090,119

Total Common Stock (cost $542,736,453)		625,328,536

Money Market – 0.2%
1,111,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,111,000)	1,111,000

Total Investments (total cost $543,847,453) – 99.8%		626,439,536

Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,452,808

Net Assets – 100%		$627,892,344

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$8,546,344	1.4%
Brazil	10,133,532	1.6%
Guernsey	3,815,088	0.6%
Hong Kong	2,878,439	0.5%
India	5,914,377	0.9%
Ireland	29,746,290	4.8%
Japan	10,046,004	1.6%
Singapore	4,501,945	0.7%
Switzerland	11,063,168	1.8%
United Kingdom	34,093,381	5.4%
United States††	505,700,968	80.7%

Total	$626,439,536	100.0%

††	Includes Cash Equivalents (80.6% excluding Cash Equivalents).

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 4/8/10	527,000	$799,599	$24,799
British Pound 4/22/10	8,600,000	13,047,106	489,466
British Pound 5/6/10	2,435,000	3,693,801	(35,165)
Euro 4/8/10	2,000,000	2,700,993	25,367
Euro 4/22/10	978,000	1,320,807	19,132
Euro 5/6/10	4,240,000	5,726,262	82,368
Japanese Yen 4/8/10	49,000,000	524,244	9,752
Japanese Yen 4/22/10	217,000,000	2,321,884	61,788
Japanese Yen 5/6/10	190,000,000	2,033,169	62,042
Swiss Franc 5/6/10	3,380,000	3,207,478	(18,137)

Total		$35,375,343	$721,412

See Notes to Schedules of Investments and Financial Statements.

86 | MARCH 31, 2010

Janus Research Fund (unaudited)

Fund Snapshot
Analyst-driven, team-refined investment process attempts to capture the value of our research and manage investment risk. We believe a portfolio reflecting our team’s best ideas can deliver superior risk-adjusted results.
Team Based Approach Led by Jim Goff Director of Research

Fund Performance

For the 5-month period ending March 31, 2010, Janus Research Fund’s Class T Shares gained 15.44%, outperforming its primary benchmark, the Russell 1000® Growth Index, which advanced 14.51%.

Long-Term Investing and Sticking to Conviction

In my opinion, Janus’ investment process has become stronger and more disciplined over the past decade, while striving to maintain a consistent focus on adding value through excellence in research. Our focus is twofold – we strive to generate excellent long term results, while investing in a disciplined manner in an effort to provide consistency of returns for investors. We seek to steadily outperform the market through disciplined investing and by avoiding “big mistakes.” Markets have a way of humbling and challenging investors, though. Consider the severe downturn of late 2008 to early 2009. We wish we were prescient enough to avoid this sharp decline in global stock markets. We believed we would be somewhat protected by owning strong companies with excellent competitive positions in their markets. The key investing decision for most investors over the past 7-8 years was what they did during the depths of the panic and negative headlines. It is said that there are two classes of mistakes – minor ones like wearing white after Labor Day or serious ones like “attacking Russia in winter.” Moving out of the market or investing defensively during this time was the investment equivalent of attacking Russia in winter. Since its low in March of 2009, the Russell 1000® Growth Index is up 75.00%. Maintaining a focus on the long-term and finding what we felt were the best risk-rewards offered to us by a panicked market helped us to outperform off the March 2009 lows. Sure, we took our lumps for a time, but our patience paid off over the course of this market cycle. We took an important step toward our goal of great 5-, 10- and 20-year performance for our investors.

Economic Overview

During late 2008 and early 2009, many prognosticators felt the global economy was headed towards another depression. Since then, credit markets have improved greatly and lending is functioning more normally. We believe that we are back from the brink. Europe is stagnant and facing challenges from sovereign debt issues, but we feel that the United States is positioned to grow moderately in 2010 and economic growth in emerging markets appears to be vibrant. Near term, corporate earnings are strong and economic indicators in most global markets are clearly better than expected. Despite these positives, we are still at a point of uncertainty in the global economy. While much of the recent downturn can be attributed to excess borrowing by consumers and overvalued housing, the next downturn could come because many national governments took up the mantle from consumers and borrowed too much. Federal deficits and debts, relative to Gross Domestic Product (GDP), are in many cases in uncharted territories. Strong near-term growth could lead to employment gains and a sustainably growing economy to gradually resolve these debt issues. It is possible, however, that these high government borrowings lead to higher tax rates, inflation and higher interest rates which could depress economic growth for many years. We design this portfolio to benefit from stock picking and not from macro or sector bets. Against the backdrop of an uncertain economy, we think it especially important to focus on stock picking. Our portfolio positioning in Research remains balanced; it is positioned for neither ebullient growth nor recession.

Sector Views

Among our seven research sectors within the Russell 1000® Growth Index, technology had the strongest relative performance followed by consumer. Our relative underperformances during the period were in industrials and health care. Our bottom-up approach puts us in touch with thousands of companies and industry participants and we use those conversations, surveys and other research tools to gain a broader outlook on sectors.

Communications

We anticipated a recovery in advertising, but the pace exceeded our expectations. Television and internet led the recovery while print media lost share. The lines between internet and television are blurring as advertisers tie on-line advertising with television broadcasts and many

Janus Growth & Core Funds | 87

Janus Research Fund (unaudited)

people watch television online. We also see opportunities (for infrastructure companies, among others) and challenges (for telecommunication companies, for example) in the growing volume of wireless data.

Consumer

We saw resurgence in consumer demand during the period and improving sentiment, but it was generally off gloomy views from a year ago. Retail sales continue to surprise us and others, especially at the high end. With store utilization lower than average, inventories lean, companies cautious on expenses, and a shift to on-line sales, higher growth means margins expand. Our view on staples is rosier, especially in emerging markets, but we are monitoring how manufacturers offset higher raw material costs.

Energy

In general, the outlook for oil prices is more favorable than that for natural gas. Natural gas production has not fallen in line with the fall in prices for a variety of structural reasons. Refining, which has long suffered from poor profitability, may be near an inflection point if increased demand from refined products sops up excess capacity in the industry. We remain quite impressed with the opportunity for companies with exposure to production in Brazilian waters.

Financials

We are watching the pace and scope of Washington’s efforts at financial sector reform. While we expect a great deal of rhetoric, we generally think the outcome will be less severe than the market fears. Some businesses, such as exchanges, may benefit from the new regulations. Away from Washington, we are anticipating peaks in non-performing loans and charge-offs, which could bode well for bank stocks, especially well-positioned large cap banks with attractive valuations. Our exposure to Greece is minimal, and we found opportunities where the stocks were over-sold in our opinion. Global insurance and real estate are offering investment opportunities as well.

Health Care

With reform behind us, the fundamentals of the sector will likely once again drive performance. In general, coming off several years of underperformance, valuations are low. The health care plan did more to expand healthcare than reform the cost structure. Pharmaceuticals, pharmacy benefit management companies and generic drug companies generally win from the increased patient population. Meanwhile, we’re uncertain if the increased regulation of insurance companies offset the benefit of a bigger pool of patients. We see a big opportunity for healthcare investing in emerging markets. We believe growth in these countries will far outpace GDP growth.

Industrials

The team focuses on companies that we believe are structural earnings growers with high returns and operating leverage that could help them benefit from an economic upturn. We are favoring more stable companies that we feel can do well in a variety of economic outcomes. We also see opportunities in companies with structural changes, such as airlines and the auto sector. Transports – which have leverage to the increased shipping needs of a growing economy – offer us some opportunities too. In addition, we think housing has stabilized, meaning good news for the industry and for related companies.

Technology

We saw a modest recovery in the technology sector, but company budgets for spending remained focused at period end. While we are seeing a bounce in demand in the semiconductor space, we believe the long-term winners will be either niche companies or those offering integrated solutions. Some of our investment themes continue to be network infrastructure, wireless, smart phones, web-based software and connectors.

Holdings Overview

Within technology, ARM Holdings PLC was a top contributor. The U.K.-based semiconductor intellectual property licensing company has experienced increasing royalty revenues from the growth in smart phones, which routinely use ARM-based chips.

Marvell Technology Group, Ltd. also posted strong returns. The leading semiconductor company sells to a diverse set of customers in the computing, wireless, communications and storage industries. We remain attracted to Marvell’s business model and potential to gain market share.

Nintendo Co., Ltd. was also significantly higher during the period. We think the Japan-based company is in a multi-year growth cycle given its leading game platform the Wii, which has expanded the gaming market. In addition, we think the company can benefit from new products that could drive higher margin software sales.

Detractors included our holdings in industrials and health care. The largest individual detractors were Bayerische

88 | MARCH 31, 2010

(unaudited)

Motoren Werke A.G. (BMW) and Gap, Inc., both of which we sold to invest in other names that we felt offered better risk-reward opportunities.

NRG Energy, Inc. was also weak during the period. We believe the wholesale power provider could gain from future projects. In addition, we like that the company has been actively buying back shares and think these buybacks will continue along with further debt reduction. Finally, we feel the company could benefit from increasing electrical demand, particularly in Texas.

Derivatives

Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Conclusion

We are committed to the success of Janus Research Fund – as managers and as investors. Janus analysts and I have more than $12 million invested in Janus’ U.S. and global research portfolios. . We believe this alignment with our shareholders is a good reminder of our commitment to our process. We have a top-notch investment team and a disciplined and repeatable investment process that attempts to capture the value of our research in a highly diversified portfolio. We will go through some periods of underperformance, but by staying disciplined and when needed by staying above the panic, we hope to reward long term investors with continued strong risk-adjusted returns.

Thank you for your investment in Janus Research Fund.

Janus Research Fund At A Glance

5 Top Performers – Holdings

Contribution

ARM Holdings PLC	0.87%
Marvell Technology Group, Ltd.	0.73%
Nintendo Co., Ltd.	0.72%
Apple, Inc.	0.72%
Corning, Inc.	0.41%

5 Bottom Performers – Holdings

Contribution

Gap, Inc.	–0.09%
Bayerische Motoren Werke A.G.	–0.08%
NRG Energy, Inc.	–0.08%
Telefonaktiebolaget L.M. Ericsson – Class B	–0.08%
Devon Energy Corp.	–0.06%

4 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Technology	5.86%	28.01%	28.19%
Consumer	3.66%	23.43%	23.00%
Industrials	2.10%	14.19%	14.53%
Health Care	1.94%	17.08%	16.97%

3 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Energy	0.14%	5.13%	5.13%
Financials	0.60%	6.46%	6.31%
Communications	1.02%	5.70%	5.87%

*	The sectors listed above reflect those covered by the seven analyst teams who comprise the Janus Research Team.

Janus Growth & Core Funds | 89

Janus Research Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Apple, Inc. Computers	3.2%
Cisco Systems, Inc. Networking Products	2.8%
ARM Holdings PLC Electronic Components – Semiconductors	2.4%
Nintendo Co., Ltd. Toys	2.3%
Oracle Corp. Enterprise Software/Services	2.2%

12.9%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 2.7% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

90 | MARCH 31, 2010

(unaudited)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses

Janus Research Fund – Class A Shares
NAV	15.43%	59.53%	4.64%	–5.07%	9.99%	1.07%
MOP	8.81%	50.35%	3.41%	–5.64%	9.61%

Janus Research Fund – Class C Shares
NAV	15.07%	56.13%	3.91%	–5.73%	9.25%	1.82%
CDSC	13.92%	54.58%	3.91%	–5.73%	9.25%

Janus Research Fund – Class D Shares(1)	15.44%	60.28%	4.86%	–4.84%	10.23%	0.94%

Janus Research Fund – Class I Shares	15.53%	60.28%	4.86%	–4.84%	10.23%	0.82%

Janus Research Fund – Class S Shares	15.32%	58.72%	4.47%	–5.22%	9.84%	1.32%

Janus Research Fund – Class T Shares	15.44%	60.28%	4.86%	–4.84%	10.23%	1.07%

Russell 1000® Growth Index	14.51%	49.75%	3.42%	–4.21%	6.96%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	7.98%

Lipper Quartile – Class T Shares	–	1st	1st	4th	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	–	28/834	71/611	261/330	5/86

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

Janus Growth & Core Funds | 91

Janus Research Fund (unaudited)

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund has a performance-based management fee that adjusts up or down based on the Fund’s performance relative to an approved benchmark index over a performance measurement period.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund invests in real estate investment trusts (REITs), which may be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic region. REITs may be subject to risks including, but not limited to: legal, political, liquidity, interest rate risks, a decline in the value of real estate, risks related to economic conditions, changes in the value of the underlying property owned by the trust and defaults by borrowers. To the extent the Fund invests in foreign REITs, the Fund may be subject to fluctuations in currency rates or political or economic conditions in a particular country.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Research Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Research Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of each class, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, calculated using the fees and expenses of Class J Shares, the initial share class, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics.

May 6, 1993 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

92 | MARCH 31, 2010

(unaudited)

*	The Fund’s inception date – May 3, 1993
(1)	Closed to new investors.

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,154.30	$4.90

Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,150.70	$8.23

Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,091.00	$1.13

Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,155.30	$3.66

Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,153.20	$5.97

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.74

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09-3/31/10)†

Actual	$1,000.00	$1,154.40	$4.63

Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

†	Expenses are equal to the annualized expense ratio of 1.10% for Class A Shares, 1.85% for Class C Shares, 0.82% for Class I Shares, 1.34% for Class S Shares and 1.04% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares ( February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.90% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

Janus Growth & Core Funds | 93

Janus Research Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Common Stock – 99.1%
Advertising Sales – 0.6%
573,593	Lamar Advertising Co. – Class A*	$19,702,920
Aerospace and Defense – Equipment – 1.0%
443,833	United Technologies Corp.	32,670,547
Airlines – 1.8%
1,950,832	Delta Air Lines, Inc.*	28,462,639
2,761,000	Singapore Airlines, Ltd.*	30,006,578
		58,469,217
Apparel Manufacturers – 1.0%
795,240	Coach, Inc.	31,427,885
Athletic Footwear – 1.3%
575,083	NIKE, Inc. – Class B	42,268,601
Automotive – Cars and Light Trucks – 0.7%
8,797,000	Isuzu Motors, Ltd.**	23,811,287
Automotive – Medium and Heavy Duty Trucks – 1.4%
1,038,596	PACCAR, Inc.	45,012,751
Beverages – Wine and Spirits – 0.7%
1,440,594	Diageo PLC**	24,174,928
Brewery – 0.6%
400,337	Anheuser-Busch InBev N.V.**	20,163,637
243,632	Anheuser-Busch InBev N.V. – VVPR Strip*,**	2,303
		20,165,940
Building – Residential and Commercial – 0.5%
20,669	NVR, Inc.*	15,016,029
Cable Television – 0.5%
1,668,551	British Sky Broadcasting Group PLC**	15,240,683
Casino Hotels – 0.7%
3,175,194	Crown, Ltd.	23,827,646
Casino Services – 0.6%
1,030,883	International Game Technology	19,019,791
Chemicals – Diversified – 0.6%
1,565,109	Israel Chemicals, Ltd.	21,195,951
Chemicals – Specialty – 0.3%
7,066,000	Huabao International Holdings, Ltd.	8,491,213
Commercial Banks – 0.2%
352,793	ICICI Bank, Ltd.	7,485,750
Commercial Services – 0.4%
881,582	Live Nation, Inc.*	12,782,939
Computer Services – 1.4%
1,088,280	Accenture, Ltd. – Class A (U.S. Shares)**	45,653,346
Computers – 4.3%
435,458	Apple, Inc.*	102,302,148
491,474	Research In Motion, Ltd. (U.S. Shares)*	36,344,502
		138,646,650
Consumer Products – Miscellaneous – 1.0%
515,172	Kimberly-Clark Corp.	32,394,015
Containers – Metal and Glass – 0.5%
568,815	Crown Holdings, Inc.*	15,335,252
Cosmetics and Toiletries – 2.5%
630,862	Colgate-Palmolive Co.	53,787,294
453,775	Procter & Gamble Co.	28,710,344
		82,497,638
Decision Support Software – 0.2%
209,036	MSCI, Inc.*	7,546,200
Distribution/Wholesale – 1.1%
320,405	Fastenal Co.	15,376,236
3,966,000	Li & Fung, Ltd.	19,513,292
		34,889,528
Diversified Banking Institutions – 2.4%
1,308,231	Bank of America Corp.	23,351,924
101,445	Goldman Sachs Group, Inc.	17,309,560
432,595	JPMorgan Chase & Co.	19,358,626
606,556	Morgan Stanley	17,766,025
		77,786,135
Diversified Minerals – 1.0%
968,217	Cia Vale do Rio Doce (ADR)	31,166,905
Diversified Operations – 2.5%
550,748	Danaher Corp.	44,010,273
752,617	Illinois Tool Works, Inc.	35,643,941
		79,654,214
E-Commerce/Services – 0.6%
769,155	eBay, Inc.*	20,728,727
Electronic Components – Miscellaneous – 1.2%
1,452,231	Tyco Electronics, Ltd. (U.S. Shares)**	39,907,308
Electronic Components – Semiconductors – 2.4%
21,102,586	ARM Holdings PLC**	76,300,639
Electronic Connectors – 0.5%
395,900	Amphenol Corp. – Class A	16,703,021
Enterprise Software/Services – 2.2%
2,794,475	Oracle Corp.	71,790,063
Finance – Credit Card – 0.2%
500,160	Discover Financial Services	7,452,384
Finance – Investment Bankers/Brokers – 0.6%
1,003,372	Charles Schwab Corp.	18,753,023
Finance – Other Services – 0.6%
60,000	CME Group, Inc.	18,966,600
Food – Miscellaneous/Diversified – 1.8%
569,780	General Mills, Inc.	40,334,726
322,024	Nestle S.A.**	16,496,818
		56,831,544
Gold Mining – 1.2%
310,983	Agnico-Eagle Mines, Ltd. (U.S. Shares)	17,312,424
432,849	Newmont Mining Corp.	22,044,999
		39,357,423
Independent Power Producer – 0.5%
742,793	NRG Energy, Inc.*	15,524,374
Instruments – Scientific – 0.6%
409,168	Thermo Fisher Scientific, Inc.*	21,047,602
Internet Security – 0.9%
1,805,325	Symantec Corp.*	30,546,099
Life and Health Insurance – 0.6%
220,389	AFLAC, Inc.	11,964,918
1,051,812	Prudential PLC**	8,737,571
		20,702,489
Machinery – General Industrial – 0.5%
280,185	Roper Industries, Inc.	16,205,900

See Notes to Schedules of Investments and Financial Statements.

94 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Medical – Biomedical and Genetic – 6.8%
925,987	Alexion Pharmaceuticals, Inc.*	$50,345,913
1,086,772	Celgene Corp.*	67,336,393
702,639	Genzyme Corp.*	36,417,779
628,784	Gilead Sciences, Inc.*	28,597,096
1,599,885	Myriad Genetics, Inc.*	38,477,234
		221,174,415
Medical – Drugs – 4.9%
460,430	Abbott Laboratories	24,255,452
960,091	Bristol-Myers Squibb Co.	25,634,430
1,788,385	GlaxoSmithKline PLC**	34,339,315
655,451	Merck & Co., Inc.	24,481,095
304,205	Roche Holding A.G.**	49,349,259
		158,059,551
Medical Instruments – 1.2%
943,457	St. Jude Medical, Inc.*	38,728,910
Medical Products – 2.3%
344,493	Baxter International, Inc.	20,049,493
578,261	Covidien PLC (U.S. Shares)**	29,074,963
381,187	Johnson & Johnson	24,853,392
		73,977,848
Metal – Diversified – 0.5%
883,217	Ivanhoe Mines, Ltd.*	15,439,336
Multi-Line Insurance – 0.3%
169,838	ACE, Ltd. (U.S. Shares)**	8,882,527
Multimedia – 1.3%
1,446,967	News Corp. – Class A	20,850,795
1,927,925	WPP PLC	19,979,255
		40,830,050
Networking Products – 2.8%
3,479,557	Cisco Systems, Inc.*	90,572,869
Oil Companies – Exploration and Production – 2.2%
342,931	Devon Energy Corp.	22,095,044
275,227	EOG Resources, Inc.	25,579,598
292,596	Occidental Petroleum Corp.	24,736,066
		72,410,708
Oil Companies – Integrated – 1.6%
940,179	BG Group PLC**	16,269,503
393,027	Exxon Mobil Corp.	26,324,949
216,547	Petroleo Brasileiro S.A. (ADR)	9,634,176
		52,228,628
Oil Refining and Marketing – 0.4%
546,283	Reliance Industries, Ltd.	13,072,945
Optical Supplies – 0.8%
158,403	Alcon, Inc. (U.S. Shares)**	25,591,589
Property and Casualty Insurance – 0.2%
355,642	Reliance Capital, Ltd.	5,989,823
Real Estate Management/Services – 0.4%
185,015	Jones Lang LaSalle, Inc.	13,485,743
Real Estate Operating/Development – 0.5%
1,813,000	CapitaLand, Ltd.	5,146,296
2,480,000	Hang Lung Properties, Ltd.	9,997,940
		15,144,236
Retail – Apparel and Shoe – 2.6%
183,433	Inditex S.A.**	12,090,223
1,238,160	Limited Brands, Inc.	30,483,500
583,520	Nordstrom, Inc.	23,836,792
433,612	Urban Outfitters, Inc.*	16,490,264
		82,900,779
Retail – Building Products – 1.0%
964,091	Home Depot, Inc.	31,188,344
Retail – Consumer Electronics – 1.0%
757,543	Best Buy Co., Inc.	32,225,879
Retail – Discount – 0.7%
665,091	Family Dollar Stores, Inc.	24,348,982
Retail – Jewelry – 1.2%
360,865	Compagnie Financiere Richemont S.A.**	13,977,913
522,343	Tiffany & Co.	24,806,069
		38,783,982
Retail – Regional Department Stores – 0.7%
426,498	Kohl’s Corp.*	23,363,560
Retail – Restaurants – 1.0%
499,579	McDonald’s Corp.	33,331,911
Semiconductor Components/Integrated Circuits – 3.1%
7,332,774	Atmel Corp.*	36,883,853
3,049,008	Marvell Technology Group, Ltd.*	62,138,783
		99,022,636
Semiconductor Equipment – 0.6%
612,051	KLA-Tencor Corp.	18,924,617
Soap and Cleaning Preparations – 1.0%
577,084	Reckitt Benckiser Group PLC**	31,670,579
Telecommunication Equipment – 1.5%
1,007,723	CommScope, Inc.*	28,236,399
2,657,413	Tellabs Inc.	20,116,616
		48,353,015
Telecommunication Equipment – Fiber Optics – 1.7%
2,796,035	Corning, Inc.	56,507,867
Telecommunication Services – 0.5%
527,021	Amdocs, Ltd. (U.S. Shares)*	15,868,602
Tobacco – 2.0%
4,182	Japan Tobacco, Inc.**	15,570,087
946,555	Philip Morris International, Inc.	49,372,308
		64,942,395
Toys – 3.1%
1,041,700	Mattel, Inc.	23,688,258
225,200	Nintendo Co., Ltd.**	75,412,004
		99,100,262
Transactional Software – 0.7%
577,647	Solera Holdings, Inc.	22,326,057
Transportation – Services – 2.0%
533,633	C.H. Robinson Worldwide, Inc.	29,803,403
562,248	United Parcel Service, Inc. – Class B	36,214,394
		66,017,797
Web Portals/Internet Service Providers – 1.4%
54,512	Google, Inc. – Class A*	30,908,849
875,026	Yahoo!, Inc.*	14,464,180
		45,373,029

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 95

Janus Research Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Wireless Equipment – 2.9%
818,669	Crown Castle International Corp.*	$31,297,716
1,480,787	QUALCOMM, Inc.	62,178,246
		93,475,962

Total Common Stock (cost $2,651,640,686)		3,210,466,590

Money Market – 0.8%
26,776,631	Janus Cash Liquidity Fund LLC, 0% (cost $26,776,631)	26,776,631

Total Investments (total cost $2,678,417,317) – 99.9%		3,237,243,221

Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,558,411

Net Assets – 100%		$3,238,801,632

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Australia	$23,827,646	0.7%
Belgium	20,165,940	0.6%
Bermuda	90,143,289	2.8%
Brazil	40,801,081	1.3%
Canada	69,096,262	2.1%
Guernsey	15,868,602	0.5%
Hong Kong	9,997,939	0.3%
India	26,548,518	0.8%
Ireland	74,728,309	2.3%
Israel	21,195,951	0.7%
Japan	114,793,378	3.5%
Jersey	19,979,255	0.6%
Singapore	35,152,874	1.1%
Spain	12,090,223	0.4%
Switzerland	154,205,415	4.8%
United Kingdom	206,733,218	6.4%
United States††	2,301,915,321	71.1%

Total	$3,237,243,221	100.0%

††	Includes Cash Equivalents (70.3% excluding Cash Equivalents)

Forward Currency Contracts, Open

Currency Sold and	Currency	Currency	Unrealized
Settlement Date	Units Sold	Value U.S. $	Gain/(Loss)

British Pound 4/8/10	22,800,000	$34,593,676	$1,342,154
British Pound 4/22/10	31,000,000	47,030,267	1,764,354
British Pound 5/6/10	17,700,000	26,850,219	(255,615)
Euro 4/8/10	700,000	945,348	8,878
Euro 4/22/10	5,800,000	7,833,004	113,460
Euro 5/6/10	5,800,000	7,833,094	112,674
Japanese Yen 4/8/10	1,749,000,000	18,712,290	425,410
Japanese Yen 4/22/10	1,801,500,000	19,275,920	512,955
Japanese Yen 5/6/10	1,170,000,000	12,520,037	382,050
Swiss Franc 4/22/10	17,600,000	16,699,454	(262,992)
Swiss Franc 5/6/10	20,300,000	19,263,846	(108,927)

Total		$211,557,155	$4,034,401

See Notes to Schedules of Investments and Financial Statements.

96 | MARCH 31, 2010

Janus Triton Fund (unaudited)

Fund Snapshot
We believe a fundamentally-driven investment process focused on identifying smaller cap companies with differentiated business models and sustainable competitive advantages will drive outperformance against our benchmark and peers over time. Identifying strong small cap companies with the ability to hold our positions as they grow into the mid cap space allows us the flexibility to capture a longer growth period as a company progresses through its life cycle.
Chad Meade co-portfolio manager	Brian Schaub co-portfolio manager

Economic Overview

Continuing their rally from March of 2009, U.S. equities recorded strong gains during the five-month period ended March 31, 2010. A pledge from U.S. Federal Reserve (Fed) Chairman Ben Bernanke that the Fed would maintain its accommodative monetary policy for an “extended period” and upbeat economic news that indicated the economic recovery was on track were partially offset by sovereign debt worries, primarily in Greece. Markets retreated modestly in mid-January into early February; however, they regained their uptrend in March to finish near 18-month highs.

Asset Class Overview

The Russell 2500TM Growth Index reached an 18-month high during the period, but slightly lagged its value counterpart. Small-caps outperformed mid-cap stocks during the period, while small- and mid-cap indices significantly outperformed large caps to continue a trend off the market lows reached in March of 2009. Within our benchmark, the Russell 2500TM Growth Index, higher beta, lower returning, non-earning stocks outperformed many of our higher quality growth companies. The best performing sectors within the index were consumer discretionary, health care and materials, while laggards included utilities, consumer staples and financials.

Strategy Overview

Against this backdrop of an index driven by volatility and risk-taking, we would expect some modest relative underperformance. Many of our stocks have done quite well, however, and that is reflected in the strong absolute returns over the five-month period.

Our holdings in industrials, consumer discretionary and energy were the largest negatives during the period. Clean Harbors, Inc., a new holding for the Fund in the industrial sector, was a laggard. The company owns the largest amount of incinerator capacity in the U.S. for disposal of hazardous materials. It has a strong competitive advantage, in our view, based on the challenges in obtaining permits for new incinerators. An acquisition made late in 2009 struggled in early 2010 and caused Clean Harbors to miss consensus estimates in the first quarter. We believe the acquisition will prove to be a good one and that the setback was temporary.

Within the consumer discretionary sector, Brazilian homebuilder Rodobens Negocios Imobiliarios S.A. suffered from cost overruns, which impacted profitability in its latest quarter. However, sales were strong which supports our view that the market opportunity is large as home buyers in Brazil have access to residential real estate financing for the first time in a generation.

Euronet Worldwide, Inc. was also a detractor during the period. The company’s electronic payment business has been negatively impacted by the strengthening dollar and its exposure to central European countries, where sovereign debt issues are a concern. We continue to believe Euronet is well positioned given the scale advantages and low-cost position the company enjoys in its two key segments, ATM outsourcing and prepaid mobile top-up. The company’s smallest segment, money transfer, has been a drag on overall growth and returns as Euronet has invested in its global sending and receiving platform. However, we believe growth and returns are poised to improve as volumes expand across its global network.

Our financial holdings were the largest contributors to performance. The top individual contributor for the Fund in the period was Jones Lang LaSalle, Inc. The company was a beneficiary of improving credit markets and expanding leasing volumes in the period. With a dominant global infrastructure that facilitates the purchase, sale, lease or management of commercial real estate, we believe Jones Lang LaSalle is well positioned for growth as commercial real estate markets recover.

Janus Growth & Core Funds | 97

Janus Triton Fund (unaudited)

Riskmetrics Group, Inc. posted strong gains, as the provider of risk management and corporate governance products was acquired by another Fund holding, MSCI, Inc. The premium price verified the underlying value we saw in the name. From MSCI’s perspective, we believe revenue and cost synergies will enable the company to earn a good return on its acquisition of Riskmetrics.

ARM Holdings PLC was another top contributor. The company has experienced rapid growth in royalty revenues owing to the proliferation of smart phones and other consumer electronic devices that require low power, high performance microprocessors. We believe the company continues to offer an attractive means of participating in the growth of mobile devices without having to worry about which companies’ products end up being successful.

Outlook

While we are seeing some clear signs of economic stabilization such as inventory restocking, we continue to expect many years of slower growth. The leveraging process that began in the early part of the decade as a result of the low interest rate environment has come to an end, and the transition to a de-leveraging process will take time to play out. We also believe transitioning debt from the private to public sector is not a long-term solution and will likely prolong the sluggish growth environment. Against a still uncertain macroeconomic backdrop, we believe it is imperative to find dynamic growth companies whose fate and prosperity are determined by their competitive positions, the size of their addressable markets, and the ability of their management teams to execute in difficult times. We are less interested in companies that are wholly dependent on the underlying health of the macroeconomic environment. Our goal is to invest in companies that can perform well in a bad environment and great in a good environment. To this end, we feel our investment philosophy and process are uniquely positioned to capitalize on the many attractive investment opportunities that are often presented in volatile and uncertain times. We continue to uncover companies that we feel will prosper across multiple economic scenarios.

Thank you for your investment in Janus Triton Fund.

98 | MARCH 31, 2010

(unaudited)

Janus Triton Fund At A Glance

5 Top Performers – Holdings

Contribution

Jones Lang LaSalle, Inc.	0.91%
Riskmetrics Group, Inc.	0.87%
ARM Holdings PLC	0.86%
TransDigm Group, Inc.	0.80%
Trimble Navigation, Ltd.	0.79%

5 Bottom Performers – Holdings

Contribution

Euronet Worldwide, Inc.	–0.42%
Rodobens Negocios Imobiliarios S.A.	–0.32%
BJ’s Restaurants, Inc.	–0.16%
Clean Harbors, Inc.	–0.11%
Sierra Wireless, Inc. (U.S. Shares)	–0.10%

5 Top Performers – Sectors*

		Fund Weighting	Russell 2500tm
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Industrials	4.39%	28.69%	14.87%
Information Technology	4.15%	24.56%	24.04%
Financials	3.93%	10.72%	8.26%
Health Care	2.67%	12.79%	19.21%
Consumer Discretionary	2.49%	13.22%	16.94%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 2500tm
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Utilities	0.00%	0.00%	1.12%
Consumer Staples	0.00%	0.00%	4.51%
Materials	0.09%	0.14%	4.81%
Energy	0.70%	6.97%	4.76%
Telecommunication Services	0.87%	2.91%	1.47%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Growth & Core Funds | 99

Janus Triton Fund (unaudited)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

SBA Communications Corp. – Class A Wireless Equipment	2.5%
Landstar System, Inc. Transportation – Truck	2.1%
TransDigm Group, Inc. Aerospace and Defense	2.0%
ARM Holdings PLC Electronic Components – Semiconductors	2.0%
Varian Medical Systems, Inc. Medical Products	2.0%

10.6%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 0.4% of total net assets.

*Includes Securities Sold Short of (0.3)%

Top Country Allocations  – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

100 | MARCH 31, 2010

(unaudited)

Performance

					Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010					per the February 16, 2010 prospectuses
	Fiscal	One	Five	Since	Total Annual Fund	Net Annual Fund
	Year-to-Date	Year	Year	Inception*	Operating Expenses	Operating Expenses

Janus Triton Fund – Class A Shares
NAV	17.04%	61.54%	9.67%	9.11%	1.33%	1.32%
MOP	10.30%	52.25%	8.38%	7.85%

Janus Triton Fund – Class C Shares
NAV	16.71%	60.18%	8.89%	8.34%	2.13%	2.07%
CDSC	15.54%	58.58%	8.89%	8.34%

Janus Triton Fund – Class D Shares(1)	17.16%	61.79%	9.84%	9.28%	1.12%	1.12%

Janus Triton Fund – Class I Shares	17.21%	61.79%	9.84%	9.28%	1.00%	1.00%

Janus Triton Fund – Class R Shares	16.84%	61.16%	9.27%	8.72%	1.75%	1.75%

Janus Triton Fund – Class S Shares	17.04%	61.18%	9.47%	8.91%	1.50%	1.50%

Janus Triton Fund – Class T Shares	17.16%	61.79%	9.84%	9.28%	1.25%	1.25%

Russell 2500tm Growth Index	21.55%	63.92%	4.65%	3.87%

Lipper Quartile – Class T Shares	–	2nd	1st	1st

Lipper Ranking – based on total return for Small-Cap Growth Funds	–	196/536	6/396	6/392

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

Performance shown for Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

Performance shown for Class C Shares includes a 1% contingent deferred sales charge (CDSC) on periods of less than 12 months. Performance shown at Net Asset Value (NAV) does not include this sales charge and would have been lower had this sales charge been taken into account.

See important disclosures on the next page.

Janus Growth & Core Funds | 101

Janus Triton Fund (unaudited)

Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses allocated to any class (excluding the distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, Class R Shares and Class S Shares), administrative fees payable pursuant to the Transfer Agency Agreement (applicable to Class D Shares, Class R Shares, Class S Shares and Class T Shares), brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least February 16, 2011. Returns shown include fee waivers, if any, and without such waivers, returns would have been lower.

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. Contractual waivers agreed to by Janus Capital, where applicable, are included under “Net Annual Fund Operating Expenses.” All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings, derivatives and companies with relatively small market capitalizations. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Total Annual Fund Operating Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

Effective February 16, 2010, Janus Triton Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Triton Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of Janus Adviser Small-Mid Growth Fund (the “JAD predecessor fund”) into corresponding shares of Janus Triton Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of the corresponding class of the JAD predecessor fund, respectively, without the effect of any fee and expense limitations or waivers. If each class of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective class may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Class I Shares commenced operations on July 6, 2009, after the reorganization of Class I Shares of the JAD predecessor fund into the corresponding share class of Janus Triton Fund. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class, calculated using the fees and expenses of Class J Shares, without the effect of any fee and expense limitations or waivers. If Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares reflects the fees and expenses of Class I Shares, net of any fee and expense limitations or waivers.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested and do not include the effect of loads.

February 28, 2005 is the date used to calculate the since-inception Lipper ranking, which is slightly different from when the Fund began operations since Lipper provides fund rankings as of the last day of the month or the first Thursday after fund inception.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the index. The index is unmanaged and is not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – February 25, 2005
(1)	Closed to new investors.

102 | MARCH 31, 2010

(unaudited)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class A Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,170.60	$4.80

Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class C Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,167.20	$8.02

Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$9.00

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10-3/31/10)*

Actual	$1,000.00	$1,095.30	$1.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class I Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,172.10	$3.68

Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class R Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,168.40	$7.00

Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.85

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class S Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,169.60	$5.88

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/01/09)	(3/31/10)	(11/01/09-3/31/10)†

Actual	$1,000.00	$1,170.70	$4.58

Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14

†	Expenses are equal to the annualized expense ratio of 1.07% for Class A Shares, 1.79% for Class C Shares, 0.81% for Class I Shares, 1.56% for Class R Shares, 1.31% for Class S Shares and 1.02% for Class T Shares multiplied by the average account value over the period, multiplied by 151/365 (to reflect a five-month period). Expenses include effect of contractual waivers by Janus Capital. Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses for these classes are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.
*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.89% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period). Expenses include effect of contractual waivers by Janus Capital.

Janus Growth & Core Funds | 103

Janus Triton Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Common Stock – 93.4%
Advertising Sales – 0.8%
112,123	Lamar Advertising Co. – Class A*	$3,851,425
Aerospace and Defense – 2.0%
190,405	TransDigm Group, Inc.*	10,099,081
Agricultural Chemicals – 1.0%
168,515	Intrepid Potash, Inc.*	5,111,060
Apparel Manufacturers – 1.0%
166,225	Under Armour, Inc. – Class A*	4,888,677
Auction House – Art Dealer – 1.3%
303,005	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	6,520,668
Audio and Video Products – 1.9%
279,864	DTS, Inc.*	9,526,571
Commercial Banks – 1.8%
530,650	CapitalSource, Inc.	2,966,334
126,475	SVB Financial Group*	5,901,323
		8,867,657
Commercial Services – 3.7%
156,625	CoStar Group, Inc.*	6,503,070
158,345	Iron Mountain, Inc.	4,338,653
454,972	Standard Parking Corp.*	7,470,639
		18,312,362
Commercial Services – Finance – 4.9%
279,620	Euronet Worldwide, Inc.*	5,153,396
108,060	Global Payments, Inc.	4,922,133
159,410	Interactive Data Corp	5,101,120
399,880	Riskmetrics Group, Inc.*	9,041,286
		24,217,935
Computer Services – 1.6%
145,710	IHS, Inc. – Class A*	7,791,114
Computer Software – 1.0%
316,030	SS&C Technologies Holdings*	4,765,732
Consulting Services – 1.5%
334,645	Gartner, Inc.*	7,442,505
Decision Support Software – 1.9%
261,524	MSCI, Inc.*	9,441,016
Diagnostic Equipment – 1.0%
102,740	Gen-Probe, Inc.*	5,137,000
Diagnostic Kits – 0.7%
58,190	Idexx Laboratories, Inc.*	3,348,835
Distribution/Wholesale – 2.9%
101,330	Fastenal Co.	4,862,827
108,411	MWI Veterinary Supply, Inc.*	4,379,804
148,065	Wesco International, Inc.*	5,139,336
		14,381,967
Educational Software – 1.9%
228,420	Blackboard, Inc.*	9,515,977
Electronic Components – Semiconductors – 2.0%
2,762,894	ARM Holdings PLC	9,989,798
Electronic Connectors – 1.2%
147,750	Amphenol Corp. – Class A	6,233,573
Electronic Measuring Instruments – 1.5%
259,069	Trimble Navigation, Ltd.*	7,440,462
Enterprise Software/Services – 0.5%
231,770	PROS Holdings, Inc.*	2,289,888
Finance – Other Services – 1.8%
575,673	MarketAxess Holdings, Inc.	9,055,336
Footwear and Related Apparel – 2.0%
293,095	Iconix Brand Group, Inc.*	4,501,939
196,270	Wolverine World Wide, Inc.	5,723,233
		10,225,172
Hazardous Waste Disposal – 2.3%
87,780	Clean Harbors, Inc.*	4,877,057
117,240	Stericycle, Inc.*	6,389,580
		11,266,637
Heart Monitors – 0.9%
105,002	HeartWare International, Inc.*	4,669,439
Human Resources – 0.9%
242,740	Resources Connection, Inc.*	4,653,326
Internet Applications Software – 1.2%
316,445	DealerTrack Holdings, Inc.*	5,404,881
1,145	e-Seikatsu Co., Ltd.	471,622
		5,876,503
Investment Management and Advisory Services – 2.5%
85,475	Eaton Vance Corp.	2,866,832
314,352	Epoch Holding Corp.	3,549,034
122,618	Financial Engines, Inc.*	2,072,244
190,050	Gluskin Sheff + Associates, Inc.	4,164,479
		12,652,589
Machinery – General Industrial – 3.1%
120,555	Roper Industries, Inc.	6,972,901
200,745	Wabtec Corp.	8,455,380
		15,428,281
Medical – Biomedical and Genetic – 1.3%
36,315	Alexion Pharmaceuticals, Inc.*	1,974,447
173,825	Incyte Corp., Ltd.*	2,426,597
93,205	Myriad Genetics, Inc.*	2,241,580
		6,642,624
Medical – Drugs – 0.4%
815,192	Achillion Pharmaceuticals, Inc.*	2,258,082
Medical Information Systems – 1.3%
171,925	athenahealth, Inc.*	6,285,578
Medical Instruments – 2.3%
235,535	Conceptus, Inc.*	4,701,279
92,388	Conmed Corp.*	2,199,758
72,380	Techne Corp.	4,609,882
		11,510,919
Medical Products – 3.5%
130,225	Haemonetics Corp.*	7,442,359
71,131	TomoTherapy, Inc.*	242,557
176,755	Varian Medical Systems, Inc.*	9,779,853
		17,464,769
Miscellaneous Manufacturing – 0.5%
111,117	FreightCar America, Inc.	2,684,587
Multimedia – 0.8%
52,905	FactSet Research Systems, Inc.	3,881,640

See Notes to Schedules of Investments and Financial Statements.

104 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares		Value

Oil Companies – Exploration and Production – 0.7%
72,305	Ultra Petroleum Corp. (U.S. Shares)*	$3,371,582
Oil Field Machinery and Equipment – 1.4%
230,685	Dresser-Rand Group, Inc.*,**	7,248,123
Pipelines – 2.0%
141,530	Buckeye GP Holdings LP	4,860,140
85,788	Kinder Morgan Management LLC*	5,028,893
		9,889,033
Printing – Commercial – 1.0%
85,893	VistaPrint NV (U.S. Shares)*	4,917,374
Protection – Safety – 1.1%
125,085	Brinks Co.*	5,322,367
Real Estate Management/Services – 1.5%
105,560	Jones Lang LaSalle, Inc.	7,694,268
Real Estate Operating/Development – 0.4%
313,600	Rodobens Negocios Imobiliarios S.A.	2,205,345
Recreational Vehicles – 1.2%
114,955	Polaris Industries, Inc.	5,881,098
Retail – Apparel and Shoe – 1.0%
269,145	American Eagle Outfitters, Inc.	4,984,565
Retail – Automobile – 2.1%
138,960	Copart, Inc.*	4,946,976
455,530	Rush Enterprises, Inc.*	5,603,019
		10,549,995
Retail – Catalog Shopping – 1.0%
95,915	MSC Industrial Direct Co. – Class A	4,859,054
Retail – Gardening Products – 1.1%
94,620	Tractor Supply Co.	5,492,691
Retail – Petroleum Products – 1.4%
269,391	World Fuel Services Corp.	7,176,576
Schools – 0.8%
17,051	Strayer Education, Inc.	4,152,260
Semiconductor Components/Integrated Circuits – 1.7%
1,640,580	Atmel Corp.*	8,252,117
Telecommunication Equipment – 0.6%
110,570	CommScope, Inc.*	3,098,171
Telecommunication Services – 0.6%
174,960	SAVVIS, Inc.*	2,886,840
Theaters – 1.2%
335,345	National CineMedia, Inc.	5,788,055
Therapeutics – 0.6%
209,985	Theravance, Inc.*	2,797,000
Transactional Software – 1.4%
187,630	Solera Holdings, Inc.	7,251,900
Transportation – Marine – 0.6%
573,559	Horizon Lines, Inc. – Class A	3,120,161
Transportation – Services – 2.0%
144,530	Expeditors International of Washington, Inc.	5,336,047
2,645,000	Integrated Distribution Services Group, Ltd.	4,837,584
		10,173,631
Transportation – Truck – 3.5%
74,000	Forward Air Corp.	1,946,200
246,450	Landstar System, Inc.	10,345,971
148,130	Old Dominion Freight Line, Inc.*	4,946,061
		17,238,232
Web Hosting/Design – 1.1%
56,615	Equinix, Inc.*,**	5,510,904
Wireless Equipment – 2.5%
349,865	SBA Communications Corp. – Class A*	12,619,631

Total Common Stock (cost $384,001,794)		466,209,758

Money Market – 9.3%
46,463,392	Janus Cash Liquidity Fund LLC, 0% (cost $46,463,392)	46,463,392

Total Investments (total cost $430,465,186) – 102.7%		512,673,150

Security Sold Short – (0.3)%
Retail – Restaurants – (0.3)%
72,645	BJ’s Restaurants, Inc.* (proceeds $1,164,843)	(1,692,629)

Liabilities, net of Cash, Receivables and Other Assets** – (2.4)%		(12,068,989)

Net Assets – 100%		$498,911,532

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Bermuda	$4,837,584	0.9%
Brazil	2,205,345	0.4%
Canada	14,056,729	2.7%
Japan	471,622	0.1%
Netherlands	4,917,374	1.0%
United Kingdom	9,989,798	2.0%
United States††	476,194,698	92.9%

Total	$512,673,150	100.0%

††	Includes Cash Equivalents (83.8% excluding Cash Equivalents)

Summary of Investments by Country – (Short Positions)

		% of Securities
Country	Value	Sold Short

United States	$(1,692,629)	100.0%

Total	$(1,692,629)	100.0%

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 105

Janus Twenty Fund (unaudited)(closed to new investors)

Fund Snapshot
We seek to invest in superior business models that exhibit high returns on capital and excess cash flow generation. We focus our analysis on companies with large potential total addressable markets that trade at attractive valuations. We manage focused portfolios that leverage the most compelling large-cap growth ideas of the research team.
Ron Sachs portfolio manager

Economic Summary

U.S. equity markets continued to climb a wall of worry, but managed to finish the five-month period near 17-month highs amid upward momentum in the U.S. economy, strength abroad and better-than-expected corporate earnings. While the strength in the economy is encouraging, it has largely been driven by businesses rebuilding depleted inventories and strong government stimulus. Concerns that sovereign debt problems in Europe could spread elsewhere provided for some volatility during the latter part of the period, but government responses helped settle some of those fears. Fading effects of government stimulus, large fiscal deficits and weak labor markets remained key concerns for investors.

Small-cap and mid-cap stocks led markets higher during the period while large-cap value slightly outperformed large-cap growth stocks. The industrials sector, which is similarly, weighted in both value and growth indices, turned in the strongest performance followed by telecommunication stocks, which is tilted more towards value.

Under certain circumstances and market conditions, we may initiate positions in put and call options in order to mitigate the risks and potentially enhance the performance of the portfolio. (Please see “Notes to Financial Statements” for information about the hedging techniques used by the Fund.)

Strategy Overview

The Fund’s underperformance versus its primary benchmark, the Russell 1000® Growth Index, was largely generated by holdings within financials and industrials. Prudential PLC, an international insurer based in the U.K., declined during the period amid concerns over potential dilution related to a recent acquisition. We believe the company has one of the best insurance platforms in Asia with great growth potential. BG Group PLC, a U.K-based oil and gas company with large oil discoveries off the coast of Brazil, was another top detractor. We do not think the market was giving the company credit for its large oil resources in Brazil and their reserve potential. In addition, we believe the company can do well in a variety of pricing environments for oil and natural gas given its trading business.

On a positive note, Apple, Inc. was the top contributor amid continued market share gains in the personal computer and smart phone markets. We think the company’s integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. We believe the company is early in its market share gains in the U.S. and that its domestic success can be replicated globally. Celgene Corp., a biotechnology company, continued its recent strength amid some greater clarity surrounding health-care reform. We think it has a strong cancer-fighting drug franchise with good growth potential given its uses as a maintenance therapy.

Outlook

While there are still a number of challenges facing the U.S. economy, we have become a little more constructive in our view of the overall picture. As businesses have become more confident, they have been careful and deliberate in ramping up spending and investment, particularly when it comes to hiring, which has been slow. Though better, unemployment is still relatively high and a concern for us. Other areas of the U.S. economy, namely manufacturing, have seen solid recoveries, while global economic growth continues. Balance sheets have generally become stronger as well. Whether the U.S. private sector can continue the upward momentum without government stimulus remains to be seen. Encouraging developments for us have been strong global growth and evidence of some pent up demand across a number of sectors, which we believe could make for a favorable macroeconomic backdrop for many of our companies. Regardless of the macroeconomic environment, our main focus continues to be individual stock selection and finding companies that are gaining

106 | MARCH 31, 2010

(unaudited)(closed to new investors)

market share and are not dependent on macroeconomic growth for their success. We continue to look for opportunities with company-specific drivers based on what we believe to be a sustainable distinct competitive advantage.

Thank you for your investment in Janus Twenty Fund. We look forward to reporting results in the future.

Janus Twenty Fund At A Glance

5 Top Performers – Holdings

Contribution

Apple, Inc.	2.25%
Celgene Corp.	1.47%
Research In Motion, Ltd. (U.S. Shares)	1.46%
Oracle Corp.	0.99%
Cisco Systems, Inc.	0.81%

5 Bottom Performers – Holdings

Contribution

Prudential PLC	–0.42%
BG Group PLC	–0.15%
CVS Caremark Corp.	–0.07%
Amphenol Corp. – Class A	–0.05%
Petroleo Brasileiro S.A. (ADR)	–0.05%

5 Top Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	6.21%	34.17%	32.48%
Health Care	2.51%	18.34%	16.02%
Consumer Discretionary	1.01%	4.77%	10.59%
Materials	0.97%	5.75%	3.91%
Financials	0.75%	15.25%	5.02%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 1000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Energy	–0.21%	3.68%	4.17%
Utilities	0.00%	0.00%	0.89%
Industrials	0.34%	2.44%	10.30%
Telecommunication Services	0.54%	2.85%	0.59%
Consumer Staples	0.67%	12.75%	16.03%

*	Based on sector classification according to the Global Industry Classification Standard codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Growth & Core Funds | 107

Janus Twenty Fund (unaudited)(closed to new investors)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Apple, Inc. Computers	9.5%
Celgene Corp. Medical – Biomedical and Genetic	7.2%
Cisco Systems, Inc. Networking Products	6.2%
Anheuser-Busch InBev N.V. Brewery	6.2%
Research In Motion, Ltd. (U.S. Shares) Computers	5.7%

34.8%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 6.5% of total net assets.

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

108 | MARCH 31, 2010

(unaudited)(closed to new investors)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses

Janus Twenty Fund – Class D Shares(1)	12.21%	48.50%	9.21%	–2.56%	12.29%	0.81%

Janus Twenty Fund – Class T Shares(1)	12.21%	48.50%	9.21%	–2.56%	12.29%	0.94%

Russell 1000® Growth Index	14.51%	49.75%	3.42%	–4.21%	9.67%

S&P 500® Index	13.87%	49.77%	1.92%	–0.65%	10.42%

Lipper Quartile – Class T Shares	–	2nd	1st	2nd	1st

Lipper Ranking – based on total return for Large-Cap Growth Funds	–	255/834	6/611	128/330	2/37

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

Janus Growth & Core Funds | 109

Janus Twenty Fund (unaudited)(closed to new investors)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with nondiversification, investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings and derivatives. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

The Fund may have significant exposure to emerging markets. In general, emerging market investments have historically been subject to significant gains and/or losses. As such, the Fund’s returns and NAV may be subject to volatility.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Effective February 16, 2010, Janus Twenty Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Twenty Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – April 30, 1985
(1)	Closed to new investors.

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10- 3/31/10)*

Actual	$1,000.00	$1,083.30	$0.99

Hypothetical (5% return before expenses)	$1,000.00	$1,020.99	$3.98

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09- 3/31/10)†

Actual	$1,000.00	$1,122.10	$3.82

Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38

*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected for a six-month period. Actual expenses are equal to the annualized ratio of 0.79% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period).
†	Expenses are equal to the annualized expense ratio of 0.87% for Class T Shares, multiplied by the average account value over the period, multiplied by 151/365 for Class T Shares (to reflect a five-month period). Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

110 | MARCH 31, 2010

Janus Twenty Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Contract Amounts		Value

Common Stock – 98.1%
Agricultural Chemicals – 1.8%
911,244	Monsanto Co.	$65,081,046
415,381	Syngenta A.G.	115,381,422
		180,462,468
Applications Software – 0.3%
418,171	Salesforce.com, Inc.*	31,132,831
Automotive – Cars and Light Trucks – 1.1%
8,427,095	Ford Motor Co.*	105,928,584
Brewery – 6.2%
12,087,797	Anheuser-Busch InBev N.V.	608,821,950
2,849,864	Anheuser-Busch InBev N.V. – VVPR Strip*	26,941
		608,848,891
Cellular Telecommunications – 0.7%
1,414,990	America Movil S.A.B. de C.V. – Series L (ADR)	71,230,597
Chemicals – Diversified – 1.0%
7,358,509	Israel Chemicals, Ltd.	99,654,781
Commercial Banks – 1.7%
6,141,395	Standard Chartered PLC	167,495,979
Computers – 15.2%
3,990,988	Apple, Inc.*	937,602,811
7,551,751	Research In Motion, Ltd. (U.S. Shares)*	558,451,986
		1,496,054,797
Cosmetics and Toiletries – 1.0%
1,203,885	Colgate-Palmolive Co.	102,643,235
Diversified Banking Institutions – 8.2%
24,479,410	Bank of America Corp.	436,957,468
892,535	Goldman Sachs Group, Inc.	152,293,247
4,937,190	JPMorgan Chase & Co.	220,939,253
		810,189,968
Diversified Minerals – 1.8%
5,566,550	Cia Vale do Rio Doce (ADR)	179,187,245
Electronic Connectors – 1.0%
2,213,990	Amphenol Corp. – Class A	93,408,238
Enterprise Software/Services – 4.5%
17,184,338	Oracle Corp.	441,465,643
Finance – Investment Bankers/Brokers – 2.2%
11,377,789	Charles Schwab Corp.	212,650,876
Finance – Other Services – 2.0%
615,555	CME Group, Inc.	194,583,091
Medical – Biomedical and Genetic – 13.1%
11,465,933	Celgene Corp.*	710,429,209
11,547,690	Gilead Sciences, Inc.*	525,188,941
1,427,535	Vertex Pharmaceuticals, Inc.*	58,343,355
		1,293,961,505
Multi-Line Insurance – 1.6%
3,036,635	ACE, Ltd. (U.S. Shares)	158,816,011
Multimedia – 3.2%
22,159,875	News Corp. – Class A	319,323,799
Networking Products – 6.2%
23,461,975	Cisco Systems, Inc.*	610,715,209
Oil Companies – Integrated – 3.9%
5,110,606	BG Group PLC	88,437,437
4,379,655	Petroleo Brasileiro S.A. (ADR)	194,850,851
2,501,829	Petroleo Brasileiro S.A. (U.S. Shares)	99,047,410
		382,335,698
Optical Supplies – 2.7%
1,654,390	Alcon, Inc. (U.S. Shares)	267,283,248
Real Estate Operating/Development – 0.7%
17,976,000	Hang Lung Properties, Ltd.	72,468,934
Retail – Apparel and Shoe – 1.7%
6,895,600	Limited Brands, Inc.	169,769,672
Retail – Drug Store – 3.0%
7,973,417	CVS Caremark Corp.	291,508,126
Retail – Regional Department Stores – 0.8%
1,416,695	Kohl’s Corp.*	77,606,552
Soap and Cleaning Preparations – 1.0%
1,863,590	Reckitt Benckiser Group PLC	102,274,493
Telecommunication Equipment – Fiber Optics – 1.2%
6,008,190	Corning, Inc.	121,425,520
Transportation – Services – 1.4%
2,123,970	United Parcel Service, Inc. – Class B	136,804,908
Web Portals/Internet Service Providers – 6.8%
819,466	Google, Inc. – Class A*	464,645,416
12,187,005	Yahoo!, Inc.*	201,451,193
		666,096,609
Wireless Equipment – 2.1%
5,501,665	Crown Castle International Corp.*	210,328,653

Total Common Stock (cost $6,306,242,426)		9,675,656,161

Purchased Options – Puts – 0%
2,619	Custom Copper Metals Basket expires April 2010 exercise price $90.00	12,388
2,624	Custom Copper Metals Basket expires April 2010 exercise price $91.16	9,053

Total Purchased Options – Puts (premiums paid $3,187,794)		21,441

Money Market – 1.8%
179,672,000	Janus Cash Liquidity Fund LLC, 0% (cost $179,672,000)	179,672,000

Total Investments (total cost $6,489,102,220) – 99.9%		9,855,349,602

Cash, Receivables and Other Assets, net of Liabilities – 0.1%		9,532,673

Net Assets – 100%		$9,864,882,275

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 111

Janus Twenty Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Belgium	$608,848,891	6.2%
Brazil	473,085,506	4.8%
Canada	558,451,986	5.7%
Hong Kong	72,468,933	0.7%
Israel	99,654,781	1.0%
Mexico	71,230,597	0.7%
Switzerland	541,480,681	5.5%
United Kingdom	358,207,909	3.6%
United States††	7,071,920,318	71.8%

Total	$9,855,349,602	100.0%

††	Includes Cash Equivalents (69.9% excluding Cash Equivalents)

See Notes to Schedules of Investments and Financial Statements.

112 | MARCH 31, 2010

Janus Venture Fund (unaudited)(closed to new investors)

Fund Snapshot
We believe that investing in small companies with recurring revenue and that are poised for growth will allow us to outperform our benchmark and peers over time. We emphasize businesses with strong management teams, long-term earnings growth and an attractive risk/reward.
Will Bales portfolio manager

Economic Overview

Continuing the rally from the previous March, U.S. equities recorded strong gains during the five-month period ended March 31, 2010. A pledge from U.S. Federal Reserve (Fed) Chairman Ben Bernanke that the Fed would maintain its accommodative monetary policy for an “extended period” and upbeat economic news that indicated the economic recovery was on track were partially offset by sovereign debt worries, primarily in Greece. Markets retreated modestly in mid-January into early February; however, they regained their uptrend in March to finish near 18-month highs.

Asset Class Overview

The Russell 2000® Growth Index reached an 18-month high during the period, but slightly lagged its value counterpart. Small caps outperformed mid cap stocks during the period, while small and mid cap indices significantly outperformed large caps during the period to continue a trend off the market lows reached in March of 2009. Within the index, it was the largest of the small caps (market capitalizations greater than $3 billion) that performed the strongest during the period. Returns declined sequentially through the lower market cap ranges. The best performing sectors within the index were consumer discretionary, consumer staples and health care, while laggards included utilities, telecommunications and financials. The strongest performing industries were transportation, household/personal products and media; meanwhile, commercial/professional services, insurance and utilities were among relative underperformers.

Strategy Overview

Stock selection was the most significant driver of the Fund’s outperformance during the period led by our holdings in consumer discretionary, financials and health care. In terms of the market capitalization, our holdings in the $1 billion to $2 billion range were the largest contributors to relative performance. An overweight to larger companies (over $3 billion in market cap) also boosted performance. It is important to note many of these companies like Jarden Corp., a top performer within this group, are long time holdings that have grown in size while in the portfolio.

Strong performers in the health care equipment/services industry aided performance led by SXC Health Solutions Corp. (U.S. Shares), a pharmacy benefit manager. SXC has benefited from the successful integration of a recent acquisition, which enabled it to expand its business. Within consumer discretionary, our holdings in two education companies, Bridgepoint Education, Inc. and American Public Education, Inc., were significant contributors. We like both companies for their exposure to online learning, the fastest-growing segment within the industry. American Public Education also benefits from a stable client base which includes U.S. government employees and military personnel.

Our holdings within the software and services industry also contributed to performance led by our largest position during the period and long-term holding, Ultimate Software Group, Inc. The subscription-based provider of human resource software and services has a recurring revenue stream and strong earnings in our view. In addition, Ultimate Software has been able to add customers even in this difficult environment, which we think supports our thesis that the company’s products are a value-added proposition for clients.

Our holdings in energy and industrials weighed on performance. Our industrial holdings in the commercial and professional services industry weighed on performance, including our position in Intermap Technologies Corp. The firm is building a large database of high-resolution 3D mapping data, which we believe is unique among data providers. Intermap also offers strong competitive advantages in its proprietary data collection process and could leverage its data with the current 2D mapping database providers to serve insurance companies and auto manufacturers among others.

Euronet Worldwide, Inc. was also among individual detractors. The company’s electronic payment business

Janus Growth & Core Funds | 113

Janus Venture Fund (unaudited)(closed to new investors)

has been negatively impacted by the strengthening dollar and its exposure to central European countries as well as Mexico. We like the company for its repeating revenues. Euronet also has an attractive ATM outsourcing business with market leading positions in Europe, India and China.

Boutique investment bank/brokerage firm Broadpoint Gleacher Securities Group, Inc. also declined during the period. The company has a unique niche in finding arbitrage opportunities within mispriced assets, particularly mortgages. We felt the company had become too closely aligned with its mortgage business, so we sold the position, as our thesis surrounding their growth potential depended on business outside of just mortgages.

Derivatives

The Fund employed some basic derivative strategies during the period. These strategies included selling put and call options at or around our research-driven target prices to generate income and exercise price discipline for purchases and sales of the underlying stock or security. We also utilized long put options in some cases to hedge downside risk in individual positions. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.

Outlook

We are seeing signs of economic improvement with unemployment stabilizing and general signs of recovery among the various industries we cover. Notably, in industries like technology, where inventory levels have been tight, we are seeing a pickup in orders likely as a result of restocking. We’ve also seen improvements in shipping volumes among transportation companies, which is usually a leading indicator for economic recovery.

Company outlooks are improving as we move past what many believe to be the worst of the credit crisis and economic turmoil. We believe we’re still in the early stages of the recovery but challenges remain ahead. We take heart that the stock market is a good indicator of economic activity and look forward to a period where stock picking matters and fundamentals drive equity performance.

Thank you for your investment in Janus Venture Fund.

114 | MARCH 31, 2010

(unaudited)(closed to new investors)

Janus Venture Fund At A Glance

5 Top Performers – Holdings

Contribution

SXC Health Solutions Corp. (U.S. Shares)	1.30%
Bridgepoint Education, Inc.	1.11%
Imax Corp. (U.S. Shares)	1.06%
Ultimate Software Group, Inc.	1.04%
Skechers U.S.A., Inc. – Class A	0.97%

5 Bottom Performers – Holdings

Contribution

Euronet Worldwide, Inc.	–0.38%
Intermap Technologies Corp.	–0.22%
Broadpoint Gleacher Securities Group, Inc.	–0.22%
Concord Medical Services Holding, Ltd. (ADR)	–0.16%
Columbia Sportswear Co.	–0.14%

5 Top Performers – Sectors*

		Fund Weighting	Russell 2000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Information Technology	6.79%	34.38%	26.65%
Consumer Discretionary	6.15%	18.59%	16.39%
Health Care	5.39%	22.34%	24.32%
Financials	1.38%	5.53%	5.83%
Industrials	1.37%	11.51%	14.51%

5 Bottom Performers – Sectors*

		Fund Weighting	Russell 2000®
	Fund Contribution	(Average % of Equity)	Growth Index Weighting

Utilities	–0.09%	0.01%	0.21%
Other**	–0.05%	0.06%	0.00%
Consumer Staples	–0.00%	0.26%	3.98%
Energy	0.21%	3.54%	4.23%
Materials	0.23%	1.69%	2.39%

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Growth & Core Funds | 115

Janus Venture Fund (unaudited)(closed to new investors)

5 Largest Equity Holdings – (% of Net Assets)
As of March 31, 2010

Ultimate Software Group, Inc. Enterprise Software/Services	3.6%
Solera Holdings, Inc. Transactional Software	3.2%
Jarden Corp. Consumer Products – Miscellaneous	3.0%
SXC Health Solutions Corp. (U.S. Shares) Pharmacy Services	3.0%
VistaPrint, N.V. (U.S. Shares) Printing – Commercial	2.9%

15.7%

Asset Allocation – (% of Net Assets)
As of March 31, 2010

Emerging markets comprised 2.5% of total net assets.

* Includes Securities Sold Short of (0.5)%

Top Country Allocations – Long Positions (% of Investment Securities)
As of March 31, 2010

As of October 31, 2009

116 | MARCH 31, 2010

(unaudited)(closed to new investors)

Performance

						Expense Ratios –
Average Annual Total Return – for the periods ended March 31, 2010						per the February 16, 2010 prospectuses
	Fiscal	One	Five	Ten	Since	Total Annual Fund
	Year-to-Date	Year	Year	Year	Inception*	Operating Expenses

Janus Venture Fund – Class D Shares(1)	21.23%	71.70%	4.60%	–2.72%	11.57%	0.90%

Janus Venture Fund – Class T Shares(1)	21.23%	71.70%	4.60%	–2.72%	11.57%	1.03%

Russell 2000® Growth Index	20.44%	60.32%	3.82%	–1.53%	6.82%

Russell 2000® Index	21.30%	62.76%	3.36%	3.68%	9.13%

Lipper Quartile – Class T Shares	–	1st	1st	4th	1st

Lipper Ranking – based on total return for Small-Cap Growth Funds	–	59/536	99/396	169/223	1/11

Visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital) to view current performance and characteristic information

High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.

Data presented represents past performance, which is no guarantee of future results. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, current performance may be higher or lower than the performance shown. Call 877.33JANUS(52687) (or 800.525.3713 if you hold shares directly with Janus Capital) or visit janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold shares directly with Janus Capital) for performance current to the most recent month-end.

See important disclosures on the next page.

Janus Growth & Core Funds | 117

Janus Venture Fund (unaudited)(closed to new investors)

Expense information shown reflects estimated annualized expenses that the share classes of the Fund expect to incur during the fiscal year. The expense information shown includes administrative fee expenses, if applicable. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

The Fund’s performance may be affected by risks that include those associated with investments in specific industries or countries and potential conflicts of interest with the Janus “fund of funds” portfolios. Additional risks to the Fund may include those associated with investing in foreign securities, emerging markets, initial public offerings, derivatives and companies with relatively small market capitalizations. Please see a Janus prospectus or janus.com/info (or janus.com/reports if you hold shares directly with Janus Capital) for more information about risks, portfolio holdings and other details.

The Fund may invest in derivatives which can be highly volatile and involve additional risks than if the underlying securities were held directly by the Fund. Such risks include gains or losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gains or result in losses by offsetting positive returns in other securities the Fund owns.

The use of short sales may cause the Fund to have higher expenses than those of other equity funds. Short sales are speculative transactions and involve special risks, including a greater reliance on the investment team’s ability to accurately anticipate the future value of a security. The Fund’s losses are potentially unlimited in a short sale transaction. The Fund’s use of short sales in effect leverages the Fund’s portfolio. The Fund’s use of leverage may result in risks and can magnify the effect of any losses. There is no assurance that a leveraging strategy will be successful.

Returns include reinvestment of dividends from net investment income and distributions of capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Total Annual Fund Operating Expenses include dividends or interest on short sales, which are paid to the lender of borrowed securities. Such expenses will vary depending on whether the securities the Fund sells short pay dividends or interest and the amount of such dividends or interest.

Effective February 16, 2010, Janus Venture Fund renamed Class J Shares to Class T Shares.

Effective February 16, 2010, Janus Venture Fund’s Class J Shares accounts held directly with Janus were moved into newly created Class D Shares.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares. If Class D Shares had been available during periods prior to February 16, 2010, the performance shown may have been different.

Lipper, a wholly-owned subsidiary of Thomson Reuters, provides independent insight on global collective investments including mutual funds, retirement funds, hedge funds, fund fees and expenses to the asset management and media communities. Lipper ranks the performance of mutual funds within a classification of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested.

Lipper ranking is for Class T Shares only; other classes may have different performance characteristics.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedules of Investments for index definitions.

The Fund’s portfolio may differ significantly from the securities held in the indices. The indices are unmanaged and are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Explanations of Charts, Tables and Financial Statements.”

*	The Fund’s inception date – April 30, 1985
(1)	Closed to new investors.

118 | MARCH 31, 2010

(unaudited)(closed to new investors)

Fund Expenses
The examples below show you the ongoing costs (in dollars) of investing in your Fund and allow you to compare these costs with those of other mutual funds. Please refer to the section Useful Information About Your Fund Report for a detailed explanation of the information presented in these charts.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class D Shares	(2/16/10)	(3/31/10)	(2/16/10 - 3/31/10)*

Actual	$1,000.00	$1,127.40	$1.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	$4.38

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Expense Example – Class T Shares	(11/1/09)	(3/31/10)	(11/1/09 - 3/31/10)†

Actual	$1,000.00	$1,212.50	$4.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*	Actual expenses paid reflect only the inception period for Class D Shares (February 16, 2010 to March 31, 2010). Therefore, actual expenses shown are lower than would be expected in a six-month period. Actual expenses are equal to the annualized expense ratio of 0.87% for Class D Shares multiplied by the average account value over the period, multiplied by 44/365 (to reflect the period); however, hypothetical expenses are multiplied by 182/365 (to reflect a six-month period).
†	Expenses are equal to the annualized expense ratio of 0.90% for Class T Shares, multiplied by the average account value over the period, multiplied by 151/365 for Class T Shares (to reflect a five-month period). Due to the change in the Fund’s fiscal year end, the actual expenses paid reflect only a five-month period. Therefore, actual expenses are lower than would be expected for a six-month period. Hypothetical expenses reflect a six-month period.

Janus Growth & Core Funds | 119

Janus Venture Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Common Stock – 100.0%
Advertising Agencies – 0.5%
539,695	MDC Partners, Inc. – Class A (U.S. Shares)	$5,585,843
Aerospace and Defense – 0.4%
74,750	TransDigm Group, Inc.*	3,964,740
Agricultural Biotechnology – 0.7%
881,140	Yongye International, Inc.*	7,119,611
Appliances – 0.8%
704,040	Deer Consumer Products, Inc.*	8,547,046
Applications Software – 0.4%
1,602,098	inContact, Inc.*,£	4,565,979
Auction House – Art Dealer – 0.6%
323,650	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	6,964,948
Audio and Video Products – 1.6%
522,055	DTS, Inc.*	17,770,752
Broadcast Services and Programming – 2.0%
563,145	DG FastChannel, Inc.*	17,992,483
9,700	Genius Products, Inc.*,°°,§	48,015
748,777	Genius Products, Inc. – Private Placement*,°°,§,£	3,088,705
		21,129,203
Casino Hotels – 0.2%
965,512	Century Casinos, Inc.*,£	2,413,780
Commercial Services – 4.8%
484,275	CoStar Group, Inc.*	20,107,097
268,355	HMS Holdings Corp.*	13,683,421
2,105,739	Intermap Technologies Corp.*	3,110,704
229,805	Providence Service Corp.*	3,490,738
714,185	Standard Parking Corp.*	11,726,918
		52,118,878
Commercial Services – Finance – 1.7%
480,225	Cardtronics, Inc.*	6,036,428
645,080	Euronet Worldwide, Inc.*	11,888,825
		17,925,253
Computer Data Security – 0.2%
110,220	Fortinet, Inc.*	1,937,668
Computer Graphics – 0.7%
817,532	Monotype Imaging Holdings, Inc.*	7,954,586
Computer Services – 2.2%
3,140,420	LivePerson, Inc.*,£	24,087,021
Computers – Integrated Systems – 0.1%
43,755	Micros Systems, Inc.*	1,438,664
Consulting Services – 1.4%
379,030	Gartner, Inc.*	8,429,627
1,961,073	Information Services Group, Inc.*,£	6,687,259
96,841	UTEK Corp.*	397,048
		15,513,934
Computer Software – 0.2%
165,385	SS&C Technologies Holdings, Inc.*	2,494,006
Consumer Products – Miscellaneous – 3.0%
983,640	Jarden Corp.**	32,745,376
Decision Support Software – 1.3%
403,910	MSCI, Inc.*	14,581,151
Distribution/Wholesale – 0.8%
210,556	MWI Veterinary Supply, Inc.*	8,506,462
Diversified Operations – 0.8%
302,885	Barnes Group, Inc.	5,894,142
867,990	Digital Domain – Private Placement*,°°,§	3,037,965
		8,932,107
Educational Software – 0.6%
155,107	Blackboard, Inc.*	6,461,758
Electric Products – Miscellaneous – 1.8%
895,305	Harbin Electric, Inc.*	19,329,635
E-Marketing/Information – 0.8%
356,440	Constant Contact, Inc.*	8,276,537
Enterprise Software/Services – 5.1%
192,030	Concur Technologies, Inc.*	7,875,150
44,180	Informatica Corp.*	1,186,675
262,550	MedAssets, Inc.*	5,513,550
400,540	Salary.com, Inc.*	1,161,566
1,191,950	Ultimate Software Group, Inc.*,£	39,274,752
		55,011,693
E-Services/Consulting – 2.1%
804,165	GSI Commerce, Inc.*	22,251,246
Finance – Other Services – 0.8%
554,666	MarketAxess Holdings, Inc.	8,724,896
Footwear and Related Apparel – 1.8%
527,545	Skechers U.S.A., Inc. – Class A*	19,160,434
Gambling – Non-Hotel – 0.6%
907,650	Great Canadian Gaming Corp.*	6,570,049
Hotels and Motels – 1.2%
87,445	China Lodging Group, Ltd.*	1,309,926
1,901,500	Kingdom Hotel Investments (GDR)*	9,317,350
445,760	Morgans Hotel Group Co.*	2,857,322
		13,484,598
Human Resources – 2.1%
645,725	Resources Connection, Inc.*	12,378,548
547,090	SuccessFactors, Inc.*	10,416,594
		22,795,142
Identification Systems and Devices – 0.7%
864,775	L-1 Identity Solutions, Inc.*	7,722,441
Industrial Audio and Video Products – 2.0%
1,216,370	Imax Corp. (U.S. Shares)*	21,882,496
Internet Applications Software – 1.8%
534,045	DealerTrack Holdings, Inc.*	9,121,489
604,468	Vocus, Inc.*	10,306,179
		19,427,668
Internet Content – Information/News – 1.6%
286,495	Archipelago Learning, Inc.*	4,177,097
1,640,185	Health Grades, Inc.*,£	10,431,576
416,620	TechTarget, Inc.*	2,178,923
		16,787,596
Investment Management and Advisory Services – 0.3%
108,203	Epoch Holding Corp.	1,221,612
143,335	Financial Engines, Inc.*	2,422,361
		3,643,973

See Notes to Schedules of Investments and Financial Statements.

120 | MARCH 31, 2010

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Machinery – General Industrial – 0.6%
150,000	Wabtec Corp.	$6,318,000
Marine Services – 0.2%
1,548,955	Odyssey Marine Exploration, Inc.*	2,029,131
Medical – Biomedical and Genetic – 2.9%
359,330	Acorda Therapeutics, Inc.*	12,289,086
674,510	Incyte Corp., Ltd.*	9,416,160
423,085	Myriad Genetics, Inc.*	10,175,194
		31,880,440
Medical – Drugs – 0.2%
735,032	Achillion Pharmaceuticals, Inc.*	2,036,039
Medical – Outpatient and Home Medical Care – 1.7%
547,450	LHC Group, Inc.*	18,355,999
Medical Information Systems – 1.0%
290,515	athenahealth, Inc.*	10,621,228
Medical Instruments – 1.9%
151,957	Conmed Corp.*	3,618,096
503,185	Natus Medical, Inc.*	8,005,673
135,825	Techne Corp.	8,650,695
		20,274,464
Medical Labs and Testing Services – 1.9%
205,893	Bio-Reference Labs, Inc.*	9,053,116
525,420	Concord Medical Services Holding, Ltd. (ADR)*	3,609,635
235,792	Genoptix, Inc.*	8,368,258
		21,031,009
Medical Products – 1.6%
727,740	PSS World Medical, Inc.*	17,109,167
Motion Pictures and Services – 2.1%
66,230	DreamWorks Animation SKG, Inc. – Class A*	2,608,800
3,227,765	Lions Gate Entertainment Corp. (U.S. Shares)*	20,141,253
		22,750,053
MRI and Medical Diagnostic Imaging Center – 0.6%
710,845	Alliance Healthcare Service*	3,994,949
659,020	RadNet, Inc.*	2,095,684
		6,090,633
Oil Field Machinery and Equipment – 1.1%
363,625	Dresser-Rand Group, Inc.*	11,425,098
Pharmacy Services – 5.1%
546,780	Catalyst Health Solutions, Inc.*	22,625,756
483,340	SXC Health Solutions Corp. (U.S. Shares)*	32,519,115
		55,144,871
Physical Practice Management – 1.2%
232,410	Mednax, Inc.*	13,523,938
Physical Therapy and Rehabilitation Centers – 1.0%
368,880	Psychiatric Solutions, Inc.*	10,992,624
Poultry – 0.2%
264,315	Yuhe International, Inc.*	2,458,130
Printing – Commercial – 2.9%
556,078	VistaPrint, N.V. (U.S. Shares)*	31,835,466
Real Estate Management/Services – 2.5%
1,851,377	LPS Brasil Consultoria de Imoveis S.A.	26,768,151
Retail – Apparel and Shoe – 0.6%
200,939	Rue21, Inc.*	6,966,555
Retail – Automobile – 0.3%
88,465	Copart, Inc.*	3,149,354
Retail – Major Department Stores – 0.7%
914,690	Saks, Inc.*	7,866,334
Retail – Petroleum Products – 1.8%
735,385	World Fuel Services Corp.	19,590,656
Savings/Loan/Thrifts – 0.4%
264,545	Northwest Bancshares, Inc.	3,105,759
88,245	Territorial Bancorp, Inc.	1,679,302
		4,785,061
Schools – 5.0%
366,464	American Public Education, Inc.*	17,077,222
847,320	Bridgepoint Education, Inc.*	20,827,125
967,355	ChinaCast Education Corp.*	7,071,365
350,864	Grand Canyon Education, Inc.*	9,171,585
		54,147,297
Semiconductor Components/Integrated Circuits – 1.8%
3,778,340	Atmel Corp.*	19,005,050
Telecommunication Equipment – 0.4%
155,560	CommScope, Inc.*	4,358,791
Telecommunication Services – 0.8%
515,205	SAVVIS, Inc.*	8,500,883
Theaters – 1.5%
961,147	National CineMedia, Inc.	16,589,397
Transactional Software – 3.2%
900,410	Solera Holdings, Inc.	34,800,847
Transportation – Marine – 0.8%
1,671,033	Horizon Lines, Inc. – Class A£	9,090,420
Transportation – Truck – 1.9%
340,065	Forward Air Corp.	8,943,709
93,160	Landstar System, Inc.	3,910,857
218,025	Old Dominion Freight Line, Inc.*	7,279,855
		20,134,421
Water Treatment Systems – 1.1%
492,690	Nalco Holding Co.	11,987,148
Web Hosting/Design – 1.7%
3,704,519	NaviSite, Inc.*,£	9,520,614
1,176,625	NIC, Inc.*	9,260,039
		18,780,653
Wireless Equipment – 1.6%
469,400	SBA Communications Corp. – Class A*	16,931,258

Total Common Stock (cost $850,888,732)		1,085,155,736

Promissory Note – 0.2%
Broadcast Services and Programming – 0.2%
2,000,000	Genius Products, Inc., 5.0000% – expires 12/31/10°° ,§ (cost $2,000,000)	2,000,000

Warrants – 0%
Automotive – Truck Parts and Equipment – Replacement – 0%
88,303	Motorcar Parts of America, Inc. – Private Placement – expires 5/17/12*,°° ,§	769

See Notes to Schedules of Investments and Financial Statements.

Janus Growth & Core Funds | 121

Janus Venture Fund

Schedule of Investments (unaudited)

As of March 31, 2010

Shares or Principal Amounts		Value

Casino Services – 0%
146,926	Pokertek, Inc. – Private Placement – expires 4/23/12*,°° ,§	$28,161
Networking Products – 0%
2,090	Lantronix, Inc. – expires 2/9/11*,°°	1

Total Warrants (cost $911,295)		28,931

Total Investments (total cost $853,800,027) – 100.2%		1,087,184,667

Securities Sold Short – (0.5)%
Apparel Manufacturers – (0.3)%
55,000	Columbia Sportswear Co.	(2,889,150)
Athletic Footwear – (0.1)%
89,954	K-Swiss, Inc.*	(940,919)
Commercial Banks – (0.1)%
750,000	Pacific Capital Bancorp*	(1,357,500)

Total Securities Sold Short (proceeds $4,029,046)		(5,187,569)

Cash, Receivables and Other Assets, net of Liabilities – 0.3%		2,819,406

Net Assets – 100%		$1,084,816,504

Summary of Investments by Country – (Long Positions)

		% of Investment
Country	Value	Securities

Brazil	$26,768,151	2.5%
Canada	96,774,409	8.9%
Cayman Islands	10,627,276	1.0%
Netherlands	31,835,466	2.9%
United States	921,179,365	84.7%

Total	$1,087,184,667	100.0%

Summary of Investments by Country – (Short Positions)

		% of Securities
Country	Value	Sold Short

United States	$(5,187,569)	100.0%

Total	$(5,187,569)	100.0%

See Notes to Schedules of Investments and Financial Statements.

122 | MARCH 31, 2010

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Janus Growth & Core Funds | 123

Statements of Assets and Liabilities

	Janus	Janus	Janus			Janus Growth		Janus	Janus		Janus	Janus
As of March 31, 2010 (unaudited)	Balanced	Contrarian	Enterprise	Janus Forty	Janus	and Income	Janus Orion	Research	Research	Janus Triton	Twenty	Venture
(all numbers in thousands except net asset value per share)	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Fund

Assets:
Investments at cost	$4,960,051	$4,147,018	$2,138,208	$5,241,675	$7,375,024	$3,321,616	$2,934,642	$543,847	$2,678,417	$430,465	$6,489,102	$853,800
Unaffiliated investments at value	$5,481,970	$4,469,687	$2,529,223	$6,260,769	$8,983,276	$3,920,924	$3,664,750	$625,329	$3,210,466	$466,210	$9,675,678	$1,087,185
Affiliated money market investments	191,578	96,575	80,892	549,400	195,610	65,812	57,547	1,111	26,777	46,463	179,672	-
Cash	1,133	-	46	73	99	121	1,168	-	67	-	89	-
Cash denominated in foreign currency(1)	-	-	-	-	-	-	2,088	-	-	-	-	-
Restricted cash (Note 1)	-	11,630	-	-	-	-	140	-	-	-	-	-
Deposits with broker for short sales	-	-	-	-	-	-	130,868	-	-	1,165	-	4,029
Receivables:
Investments sold	13,885	1,669	5,306	-	75	1,110	42,464	563	21,798	3,766	-	10,928
Fund shares sold	10,414	2,255	2,277	18,893	10,629	9,754	2,159	111	1,041	1,632	3,579	73
Dividends	9,414	13,226	1,185	10,397	14,907	1,244	7,107	1,394	8,200	136	16,244	281
Interest	29,440	350	-	-	-	-	-	-	-	-	-	112
Non-interested Trustees’ deferred compensation	139	110	64	167	226	97	91	15	79	12	242	27
Other assets	49	16	1,341	121	109	44	336	3	7,066	1	83	1
Forward currency contracts	2,758	8,327	594	-	14,656	1,809	5,084	774	4,662	-	-	-
Total Assets	5,740,780	4,603,845	2,620,928	6,839,820	9,219,587	4,000,915	3,913,802	629,300	3,280,156	519,385	9,875,587	1,102,636
Liabilities:
Payables:
Short sales, at value(2)	-	-	-	-	-	-	141,812	-	-	1,693	-	5,188
Options Written, at value(3)	-	44,184	-	-	91	-	3,251	-	-	-	-	-
Due to Custodian	-	696	-	-	-	-	-	147	-	3	-	2,394
Investments purchased	54,478	75,014	8,480	-	-	26,610	42,501	-	36,029	17,861	-	9,030
Fund shares repurchased	7,088	3,025	2,509	11,271	5,917	3,220	1,883	391	1,924	302	3,463	290
Dividends and distributions	1,493	14	5	-	-	144	-	1	-	-	-	-
Advisory fees	2,597	2,256	1,412	3,530	5,000	2,075	1,990	304	1,803	264	5,310	583
Administrative fees - Class D Shares	100	225	82	N/A	499	193	217	32	179	18	542	88
Administrative fees - Class R Shares	17	1	11	45	-	1	-	-	N/A	-	N/A	N/A
Administrative fees - Class S Shares	129	2	48	666	18	14	3	5	-	1	N/A	N/A
Administrative fees - Class T Shares(4)	623	400	189	1	842	401	307	56	292	51	945	45
Distribution fees and shareholder servicing fees - Class A Shares	92	16	17	211	26	4	6	1	-	5	N/A	N/A
Distribution fees and shareholder servicing fees - Class C Shares	289	58	21	557	5	5	10	7	-	7	N/A	N/A
Distribution fees and shareholder servicing fees - Class R Shares	34	1	21	91	1	1	1	1	N/A	1	N/A	N/A
Distribution fees and shareholder servicing fees - Class S Shares	129	2	48	666	18	14	3	5	-	1	N/A	N/A
Networking fees - Class A Shares	-	63	4	13	-	10	12	5	-	-	N/A	N/A
Networking fees - Class C Shares	-	87	23	64	-	3	9	14	-	-	N/A	N/A
Networking fees - Class I Shares	-	-	-	43	-	-	-	-	-	-	N/A	N/A
Non-interested Trustees’ fees and expenses	26	23	23	-	59	25	18	3	17	-	58	5
Non-interested Trustees’ deferred compensation fees	139	110	64	167	226	97	91	15	79	12	242	27
Foreign tax liability	-	3,702	-	-	1,899	-	651	-	-	-	-	-
Accrued expenses and other payables	64	73	545	20	100	337	86	368	403	254	145	169
Forward currency contracts	903	871	437	-	1,781	1,321	2,193	53	628	-	-	-
Total Liabilities	68,201	130,823	13,939	17,345	16,482	34,475	195,044	1,408	41,354	20,473	10,705	17,819
Net Assets	$5,672,579	$4,473,022	$2,606,989	$6,822,475	$9,203,105	$3,966,440	$3,718,758	$627,892	$3,238,802	$498,912	$9,864,882	$1,084,817

124 | MARCH 31, 2010

See footnotes at the end of the Statement.

See Notes to Financial Statements.

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125

Statements of Assets and Liabilities (continued)

	Janus	Janus	Janus			Janus Growth		Janus	Janus		Janus	Janus
As of March 31, 2010 (unaudited)	Balanced	Contrarian	Enterprise	Janus Forty	Janus	and Income	Janus Orion	Research	Research	Janus Triton	Twenty	Venture
(all numbers in thousands except net asset value per share)	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Fund

Net Assets Consist of:
Capital (par value and paid-in surplus)*	$4,926,843	$4,935,296	$3,702,309	$6,514,146	$12,186,705	$4,321,462	$4,435,584	$711,343	$6,211,028	$434,130	$7,202,241	$1,031,263
Undistributed net investment income/(loss)*	7,513	5,303	(3,659)	(15,051)	9,803	2,138	4,303	1,167	8,458	(706)	(2,466)	(1,982)
Undistributed net realized gain/(loss) from investments and foreign currency transactions*	22,843	(918,561)	(1,563,723)	(1,245,153)	(4,808,739)	(1,022,813)	(1,500,766)	(167,935)	(3,543,337)	(16,192)	(701,203)	(176,690)
Unrealized appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation(5)	715,380	450,984	472,062	1,568,533	1,815,336	665,653	779,637	83,317	562,653	81,680	3,366,310	232,226
Total Net Assets	$5,672,579	$4,473,022	$2,606,989	$6,822,475	$9,203,105	$3,966,440	$3,718,758	$627,892	$3,238,802	$498,912	$9,864,882	$1,084,817
Net Assets - Class A Shares	$448,355	$77,739	$81,222	$1,017,410	$147,492	$18,902	$30,792	$5,472	$288	$22,754	N/A	N/A
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,745	5,445	1,632	30,740	5,443	641	2,886	273	11	1,678	N/A	N/A
Net Asset Value Per Share(6)	$25.27	$14.28	$49.77	$33.10	$27.10	$29.51	$10.67	$20.04	$25.88	$13.56	N/A	N/A
Maximum Offering Price Per Share(7)	$26.81	$15.15	$52.81	$35.12	$28.75	$31.31	$11.32	$21.26	$27.46	$14.39	N/A	N/A
Net Assets - Class C Shares	$354,794	$70,499	$24,473	$672,803	$6,423	$5,398	$12,662	$8,654	$115	$9,375	N/A	N/A
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,040	4,965	495	21,153	238	183	1,194	434	4	692	N/A	N/A
Net Asset Value Per Share(6)	$25.27	$14.20	$49.47	$31.81	$26.97	$29.44	$10.61	$19.96	$25.76	$13.54	N/A	N/A
Net Assets - Class D Shares	$987,532	$2,270,944	$808,073	N/A	$4,938,417	$1,911,305	$2,160,458	$320,269	$1,785,367	$183,828	$5,371,421	$870,025
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	39,092	158,789	16,215	N/A	182,182	64,787	202,244	16,014	68,922	13,554	83,963	18,548
Net Asset Value Per Share	$25.26	$14.30	$49.83	N/A	$27.11	$29.50	$10.68	$20.00	$25.90	$13.56	$63.97	$46.91
Net Assets - Class I Shares	$199,716	$104,325	$525,041	$1,723,096	$127,281	$59,282	$31,208	$5,369	$50,777	$20,137	N/A	N/A
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,908	7,294	10,524	51,818	4,692	2,010	2,920	268	1,960	1,482	N/A	N/A
Net Asset Value Per Share	$25.25	$14.30	$49.89	$33.25	$27.13	$29.49	$10.69	$20.00	$25.91	$13.59	N/A	N/A
Net Assets - Class R Shares	$83,895	$3,107	$51,333	$222,503	$1,221	$2,181	$2,380	$1,402	N/A	$2,190	N/A	N/A
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,321	218	1,035	6,908	45	74	224	70	N/A	161	N/A	N/A
Net Asset Value Per Share	$25.26	$14.25	$49.62	$32.21	$27.02	$29.49	$10.64	$19.99	N/A	$13.60	N/A	N/A
Net Assets - Class S Shares	$617,392	$8,675	$228,393	$3,180,540	$83,553	$67,867	$14,583	$23,232	$13	$7,643	N/A	N/A
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	24,425	608	4,594	97,274	3,084	2,300	1,368	1,161	489(8)	564	N/A	N/A
Net Asset Value Per Share	$25.28	$14.28	$49.71	$32.70	$27.09	$29.51	$10.66	$20.02	$25.82	$13.55	N/A	N/A
Net Assets - Class T Shares(4)	$2,980,895	$1,937,733	$888,454	$6,123	$3,898,718	$1,901,505	$1,466,675	$263,494	$1,402,242	$252,985	$4,493,461	$214,792
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	118,005	135,511	17,831	187	143,850	64,458	137,321	13,178	54,141	18,656	70,251	4,580
Net Asset Value Per Share	$25.26	$14.30	$49.83	$32.75	$27.10	$29.50	$10.68	$20.00	$25.90	$13.56	$63.96	$46.90

*	See Note 5 in Notes to Financial Statements.
(1)	Includes cost of $2,088,427 for Janus Orion Fund.
(2)	Includes proceeds of $130,868,368, $1,164,843, and $4,029,046 on short sales for Janus Orion Fund, Janus Triton Fund, and Janus Venture Fund, respectively.
(3)	Includes premiums of $72,148,945, $484,200 and $3,928,171 on written options for Janus Contrarian Fund, Janus Fund and Janus Orion Fund, respectively.
(4)	Formerly named Class J Shares for all Funds except Janus Forty Fund.
(5)	Net of foreign tax on investments of $3,701,828, $1,899,067 and $650,872 for Janus Contrarian Fund, Janus Fund and Janus Orion Fund, respectively.
(6)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(7)	Maximum offering price is computed at 100/94.25 of net asset value.
(8)	Shares outstanding are not in thousands.

126 | MARCH 31, 2010

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127

Statements of Operations

	Janus	Janus	Janus	Janus		Janus		Janus	Janus	Janus	Janus	Janus
For the five- or six-month period ended March 31, 2010 (unaudited)	Balanced	Contrarian	Enterprise	Forty	Janus	Growth and Income	Janus Orion	Research	Research	Triton	Twenty	Venture
(all numbers in thousands)	Fund(1)	Fund(1)	Fund(1)	Fund	Fund(1)	Fund(1)	Fund(1)	Core Fund(1)	Fund(1)	Fund(1)	Fund(1)	Fund(1)

Investment Income:
Interest	$46,225	$1,183	$-	$-	$-	$2,262	$-	$-	$-	$-	$-	$42
Interest proceeds from short sales	-	-	-	-	-	-	6	-	-	-	-	-
Dividends	24,631	25,511	6,121	19,611	42,468	26,033	18,639	4,097	21,910	1,512	32,543	1,400
Dividends from affiliates	111	16	45	512	238	116	84	1	16	28	229	363
Foreign tax withheld	(874)	(458)	(156)	(910)	(769)	(1,145)	68	(49)	(417)	(8)	(1,351)	(18)
Total Investment Income	70,093	26,252	6,010	19,213	41,937	27,266	18,797	4,049	21,509	1,532	31,421	1,787
Expenses:
Advisory fees	11,795	11,306	6,566	19,759	23,519	9,941	9,220	1,543	9,728	1,089	25,128	2,672
Registration fees	103	72	125	166	93	63	57	53	27	53	32	15
Custodian fees	33	62	15	66	48	40	128	8	67	9	66	16
Audit fees	11	11	11	15	10	11	11	10	12	9	11	10
Non-interested Trustees’ fees and expenses	70	58	39	89	135	58	48	8	44	4	142	14
Short sales dividend expense	-	-	-	-	-	-	108	-	-	-	-	44
Short sales interest expense	-	-	-	-	-	-	4	-	-	3	-	26
Stock loan fees	-	-	-	-	-	-	24	-	-	1	-	24
Administrative fees - Class D Shares	137	309	112	N/A	686	265	298	45	245	25	744	119
Administrative fees - Class R Shares	67	3	49	229	1	2	2	1	N/A	1	N/A	N/A
Administrative fees - Class S Shares	585	7	229	3,707	87	71	15	24	-	6	N/A	N/A
Administrative fees - Class T Shares(2)	3,190	2,661	1,167	3	5,708	2,617	2,143	387	2,002	273	6,300	489
Distribution fees and shareholder servicing fees - Class A Shares	400	76	82	1,218	63	20	28	6	-	18	N/A	N/A
Distribution fees and shareholder servicing fees - Class C Shares	1,231	281	96	2,974	26	21	45	35	-	30	N/A	N/A
Distribution fees and shareholder servicing fees - Class R Shares	134	6	98	458	2	4	4	3	N/A	3	N/A	N/A
Distribution fees and shareholder servicing fees - Class S Shares	585	7	229	3,707	87	71	15	24	-	6	N/A	N/A
Networking fees - Class A Shares	38	59	24	348	2	8	16	4	-	1	N/A	N/A
Networking fees - Class C Shares	50	79	18	425	2	3	9	12	-	-	N/A	N/A
Networking fees - Class I Shares	10	11	7	350	2	1	2	-	-	-	N/A	N/A
Other expenses	476	1,093	761	740	1,500	909	1,090	331	950	210	1,270	318
Non-recurring costs (Note 4)	1	-	-	-	1	1	-	-	1	N/A	1	-
Costs assumed by Janus Capital Management LLC (Note 4)	(1)	-	-	-	(1)	(1)	-	-	(1)	N/A	(1)	-
Total Expenses	18,915	16,101	9,628	34,254	31,971	14,105	13,267	2,494	13,075	1,741	33,693	3,747
Expense and Fee Offset	(4)	(22)	(15)	-	(37)	(20)	(25)	(4)	(22)	(2)	(25)	-
Net Expenses	18,911	16,079	9,613	34,254	31,934	14,085	13,242	2,490	13,053	1,739	33,668	3,747
Less: Excess Expense Reimbursement	-	(23)	-	(100)	-	(5)	-	(185)	-	-	-	-
Net Expenses after Expense Reimbursement	18,911	16,056	9,613	34,154	31,934	14,080	13,242	2,305	13,053	1,739	33,668	3,747
Net Investment Income/(Loss)	51,182	10,196	(3,603)	(14,941)	10,003	13,186	5,555	1,744	8,456	(207)	(2,247)	(1,960)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from investment and foreign currency transactions	135,355	317,105	63,007	(49,628)	299,122	158,900	447,428	6,371	79,276	8,658	100,086	(3,044)
Net realized gain/(loss) from futures contracts	(1,657)	-	-	-	-	-	(4,336)	-	-	-	-	-
Net realized gain/(loss) from short sales	-	-	-	-	-	-	(1,617)	-	-	(522)	-	553
Net realized gain/(loss) from swap contracts	-	-	-	-	-	-	2,586	-	-	-	-	-
Net realized gain/(loss) from options contracts	-	(13,780)	-	-	466	-	4,237	-	-	-	-	739
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation(3)	242,996	525,708	330,305	568,625	781,044	259,683	123,299	61,752	353,243	55,376	991,967	197,129
Net Gain/(Loss) on Investments	376,694	829,033	393,312	518,997	1,080,632	418,583	571,597	68,123	432,519	63,512	1,092,053	195,377
Net Increase/(Decrease) in Net Assets Resulting from Operations	$427,876	$839,229	$389,709	$504,056	$1,090,635	$431,769	$577,152	$69,867	$440,975	$63,305	$1,089,806	$193,417

(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Formerly named Class J Shares for all Funds except Janus Forty Fund.
(3)	Net of foreign tax on investments of $3,701,828, $1,899,067 and $650,872 for Janus Contrarian Fund, Janus Fund and Janus Orion Fund, respectively.

128 | MARCH 31, 2010

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129

Statements of Changes in Net Assets

For the five- or six-month period ended March 31, 2010 (unaudited),	Janus		Janus		Janus		Janus					Janus
the two-month fiscal period ended September 30, 2009	Balanced		Contrarian		Enterprise		Forty					Growth and
and the fiscal years ended July 31, 2009 or October 31, 2009	Fund		Fund		Fund		Fund			Janus Fund		Income Fund
(all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010	2009(3)	2009(4)	2010(1)	2009(2)	2010(1)	2009(2)

Operations:
Net investment income/(loss)	$51,182	$82,015	$10,196	$304	$(3,603)	$(1,440)	$(14,941)	$(7,028)	$(12,383)(5)	$10,003	$36,057	$13,186	$39,564
Net realized gain/(loss) from investment and foreign currency transactions	135,355	(66,509)	317,105	(970,261)	63,007	(248,916)	(49,628)	(81,573)	(1,002,691)(5)	299,122	(1,697,312)	158,900	(627,685)
Net realized gain/(loss) from futures contracts	(1,657)	-	-	-	-	-	-	-	(27,551)	-	-	-	-
Net realized gain/(loss) from short sales	-	-	-	(5,566)	-	-	-	-	-	-	-	-	-
Net realized gain/(loss) from swap contracts	-	-	-	-	-	-	-	-	-	-	-	-	-
Net realized gain/(loss) from options contracts	-	-	(13,780)	(239,677)	-	-	-	-	456	466	30,877	-	(59,830)
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	242,996	656,231	525,708	1,525,672	330,305	538,854	568,625	323,215	(458,778)(5)	781,044	2,960,657	259,683	1,310,185
Net Increase/(Decrease) in Net Assets Resulting from Operations	427,876	671,737	839,229	310,472	389,709	288,498	504,056	234,614	(1,500,947)	1,090,635	1,330,279	431,769	662,234
Dividends and Distributions to Shareholders:
Net investment income*
Class A Shares	(3,396)	(1,386)	-	-	-	-	-	-	-	(45)	-	(47)	(21)
Class C Shares	(1,325)	(685)	-	-	-	-	-	-	-	-	-	-	-
Class D Shares	(4,695)	N/A	-	N/A	-	N/A	N/A	N/A	N/A	-	N/A	(3,325)	N/A
Class I Shares	(1,725)	(278)	(83)	-	-	-	-	-	-	(43)	-	(195)	(3)
Class R Shares	(435)	(152)	-	-	-	-	-	-	-	-	-	(1)	-
Class S Shares	(3,989)	(1,946)	-	-	-	-	-	-	-	-	-	(82)	(49)
Class T Shares(6)	(27,871)	(87,861)	(1,643)	(18,634)	-	-	-	-	-	(5,694)	(96,855)	(9,452)	(37,774)
Net realized gain/(loss) from investment transactions*
Class A Shares	-	-	-	-	-	-	-	-	(47,005)	-	-	-	-
Class C Shares	-	-	-	-	-	-	-	-	(18,207)	-	-	-	-
Class D Shares	-	N/A	-	N/A	-	N/A	N/A	N/A	N/A	-	N/A	-	N/A
Class I Shares	-	-	-	-	-	-	-	-	(21,827)	-	-	-	-
Class R Shares	-	-	-	-	-	-	-	-	(4,420)	-	-	-	-
Class S Shares	-	-	-	-	-	-	-	-	(108,361)	-	-	-	-
Class T Shares(6)	-	(68,357)	-	(127,435)	-	-	-	-	-	-	-	-	-
Return of Capital
Class A Shares	N/A	(11)	N/A	N/A	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Class C Shares	N/A	(6)	N/A	N/A	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Class I Shares	N/A	(2)	N/A	N/A	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Class R Shares	N/A	(1)	N/A	N/A	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Class S Shares	N/A	(16)	N/A	N/A	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Class T Shares(6)	N/A	(407)	N/A	(1,859)	N/A	N/A	N/A	N/A	-	N/A	N/A	N/A	N/A
Net (Decrease) from Dividends and Distributions	(43,436)	(161,108)	(1,726)	(147,928)	-	-	-	-	(199,820)	(5,782)	(96,855)	(13,102)	(37,847)

130 | MARCH 31, 2010

See footnotes at the end of the Statement.

See Notes to Financial Statements.

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131

Statements of Changes in Net Assets (continued)

For the five- or six-month period ended March 31, 2010 (unaudited),	Janus		Janus		Janus		Janus					Janus
the two-month fiscal period ended September 30, 2009	Balanced		Contrarian		Enterprise		Forty					Growth and
and the fiscal years ended July 31, 2009 or October 31, 2009	Fund		Fund		Fund		Fund			Janus Fund		Income Fund
(all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010	2009(3)	2009(4)	2010(1)	2009(2)	2010(1)	2009(2)

Capital Share Transactions:
Shares sold
Class A Shares	134,635	94,630	4,485	5,459	9,902	9,110	254,572	154,502	1,918,969	151,886	1,978	740	1,116
Class C Shares	101,685	80,039	3,517	2,844	1,833	2,479	144,039	51,950	663,907	1,255	494	403	491
Class D Shares	14,787	N/A	14,124	N/A	5,304	N/A	N/A	N/A	N/A	14,551	N/A	10,388	N/A
Class I Shares	111,458	62,887	43,420	43,446	76,168	72,432	1,021,335	84,415	964,866	98,293	14,638	54,262	5,901
Class R Shares	35,485	29,554	356	196	6,060	7,905	68,368	13,711	215,202	529	293	305	215
Class S Shares	135,912	67,087	3,708	1,786	17,266	21,057	475,846	174,634	3,791,339	9,816	5,527	5,622	3,369
Class T Shares(6)	515,064	1,099,177	119,441	350,283	59,066	229,687	5,788	371	1	316,301	1,032,025	96,135	245,940
Shares issued in connection with restructuring (Note 9)
Class D Shares	936,300	N/A	2,080,686	N/A	750,225	N/A	N/A	N/A	N/A	4,642,520	N/A	1,816,396	N/A
Shares issued in connection with acquisition (Note 10)
Class A Shares	N/A	230,834	N/A	90,442	N/A	81,741	N/A	N/A	N/A	N/A	6,877	N/A	33,776
Class C Shares	N/A	157,683	N/A	76,851	N/A	21,758	N/A	N/A	N/A	N/A	4,751	N/A	3,384
Class I Shares	N/A	46,096	N/A	16,860	N/A	365,389	N/A	N/A	N/A	N/A	18,670	N/A	1,370
Class R Shares	N/A	25,133	N/A	2,074	N/A	33,459	N/A	N/A	N/A	N/A	590	N/A	2,645
Class S Shares	N/A	409,342	N/A	4,907	N/A	190,930	N/A	N/A	N/A	N/A	74,574	N/A	48,609
Reinvested dividends and distributions
Class A Shares	2,847	1,129	-	-	-	-	-	-	19,460	44	-	45	20
Class C Shares	958	499	-	-	-	-	-	-	8,743	-	-	-	-
Class D Shares	4,578	N/A	-	N/A	-	N/A	N/A	N/A	N/A	-	N/A	3,238	N/A
Class I Shares	1,023	260	41	-	-	-	-	-	11,587	35	-	171	3
Class R Shares	361	120	-	-	-	-	-	-	3,316	-	-	1	-
Class S Shares	3,955	1,944	-	-	-	-	-	-	107,230	-	-	81	48
Class T Shares(6)	27,452	153,711	1,609	143,558	-	-	-	-	-	5,562	94,594	9,269	36,921
Shares repurchased
Class A Shares	(32,271)	(38,326)	(9,554)	(17,010)	(15,741)	(15,927)	(769,857)	(100,509)	(1,806,596)	(14,632)	(2,632)	(3,127)	(2,625)
Class C Shares	(18,129)	(9,932)	(10,330)	(7,338)	(2,618)	(2,119)	(60,896)	(18,579)	(574,856)	(970)	(343)	(312)	(408)
Class D Shares	(13,736)	N/A	(38,004)	N/A	(11,668)	N/A	N/A	N/A	N/A	(61,015)	N/A	(57,316)	N/A
Class I Shares	(27,213)	(7,118)	(12,441)	(2,630)	(41,490)	(39,192)	(181,005)	(31,504)	(874,752)	(5,178)	(1,314)	(5,964)	(165)
Class R Shares	(6,353)	(8,626)	(366)	(241)	(5,877)	(3,932)	(20,154)	(5,242)	(155,894)	(216)	(102)	(129)	(358)
Class S Shares	(67,474)	(42,738)	(801)	(2,864)	(42,137)	(19,809)	(413,115)	(235,083)	(4,093,540)	(21,038)	(15,612)	(11,406)	(7,540)
Class T Shares(6)	(295,965)	(567,449)	(322,073)	(947,072)	(134,832)	(344,565)	(317)	-	-	(598,213)	(1,775,700)	(273,154)	(621,124)
Shares reorganized in connection with restructuring (Note 9)
Class T Shares(6)	(935,322)	N/A	(2,094,379)	N/A	(750,598)	N/A	N/A	N/A	N/A	(4,642,304)	N/A	(1,819,551)	N/A
Net Increase/(Decrease) from Capital Share Transactions	630,037	1,785,936	(216,561)	(238,449)	(79,137)	610,403	524,604	88,666	198,982	(102,774)	(540,692)	(173,903)	(248,412)
Net Increase/Decrease in Net Assets	1,014,477	2,296,565	620,942	(75,905)	310,572	898,901	1,028,660	323,280	(1,501,785)	982,079	692,732	244,764	375,975
Net Assets:
Beginning of period	4,658,102	2,361,537	3,852,080	3,927,985	2,296,417	1,397,516	5,793,815	5,470,535	6,972,320	8,221,026	7,528,294	3,721,676	3,345,701
End of period	$5,672,579	$4,658,102	$4,473,022	$3,852,080	$2,606,989	$2,296,417	$6,822,475	$5,793,815	$5,470,535	$9,203,105	$8,221,026	$3,966,440	$3,721,676

Undistributed net investment income/(loss)*	$7,513	$(233)	$5,303	$(3,167)	$(3,659)	$(56)	$(15,051)	$(110)	$(1,110)(5)	$9,803	$5,582	$2,138	$2,054

*	See Note 5 in Notes to Financial Statements
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from November 1, 2008 through October 31, 2009.
(3)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year from July 31 to September 30.
(4)	Period from August 1, 2008 through July 31, 2009.
(5)	Prior year amounts have been reclassified due to the recharacterization of dividend income to return of capital with no impact to net assets.
(6)	Formerly named Class J Shares for all Funds except Janus Forty Fund.

132 | MARCH 31, 2010

See Notes to Financial Statements.

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133

Statements of Changes in Net Assets (continued)

	Janus		Janus		Janus		Janus		Janus		Janus
For the five-month period ended March 31, 2010 (unaudited)	Orion		Research		Research		Triton		Twenty		Venture
and the fiscal year ended October 31, 2009	Fund		Core Fund		Fund		Fund		Fund		Fund
(all numbers in thousands)	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009	2010(1)	2009

Operations:
Net investment income/(loss)	$5,555	$3,436	$1,744	$4,207	$8,456	$14,867	$(207)	$169	$(2,247)	$(7,985)	$(1,960)	$(3,689)
Net realized gain/(loss) from investment and foreign currency transactions	447,428	(1,148,994)	6,371	(153,918)	79,276	(648,661)	8,658	(15,104)	100,086	7,848	(3,044)	(156,432)
Net realized gain/(loss) from futures contracts	(4,336)	(75,144)	-	-	-	-	-	-	-	(31,492)	-	-
Net realized gain/(loss) from short sales	(1,617)	(16,120)	-	-	-	-	(522)	561	-	-	553	90
Net realized gain/(loss) from swap contracts	2,586	28,469	-	-	-	2,642	-	-	-	-	-	-
Net realized gain/(loss) from options contracts	4,237	(13,065)	-	12	-	596	-	77	-	831	739	(235)
Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	123,299	1,902,262	61,752	229,183	353,243	1,180,316	55,376	72,013	991,967	1,724,202	197,129	371,760
Net Increase/(Decrease) in Net Assets Resulting from Operations	577,152	680,844	69,867	79,484	440,975	549,760	63,305	57,716	1,089,806	1,693,404	193,417	211,494
Dividends and Distributions to Shareholders:
Net investment income*
Class A Shares	-	-	(12)	-	-	-	(23)	-	N/A	N/A	N/A	N/A
Class C Shares	-	-	-	-	-	-	-	-	N/A	N/A	N/A	N/A
Class D Shares	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A
Class I Shares	(13)	-	(10)	-	(50)	-	(14)	-	N/A	N/A	N/A	N/A
Class R Shares	-	-	-	-	N/A	N/A	-	-	N/A	N/A	N/A	N/A
Class S Shares	-	-	(24)	-	-	-	(6)	-	N/A	N/A	N/A	N/A
Class T Shares(2)	(1,030)	(24,663)	(1,569)	(8,146)	(7,477)	(20,900)	(548)	(60)	-	-	-	-
Net realized gain/(loss) from investment transactions*
Class A Shares	-	-	-	-	-	-	-	-	N/A	N/A	N/A	N/A
Class C Shares	-	-	-	-	-	-	-	-	N/A	N/A	N/A	N/A
Class D Shares	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A
Class I Shares	-	-	-	-	-	-	-	-	N/A	N/A	N/A	N/A
Class R Shares	-	-	-	-	N/A	N/A	-	-	N/A	N/A	N/A	N/A
Class S Shares	-	-	-	-	-	-	-	-	N/A	N/A	N/A	N/A
Class T Shares(2)	-	-	-	(18,689)	-	-	-	-	-	-	-	-
Return of Capital
Class T Shares(2)	N/A	(2,380)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	(1,411)	N/A	N/A
Net (Decrease) from Dividends and Distributions	(1,043)	(27,043)	(1,615)	(26,835)	(7,527)	(20,900)	(591)	(60)	-	(1,411)	-	-

134 | MARCH 31, 2010

See footnotes at the end of the Statement.

See Notes to Financial Statements.

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135

Statements of Changes in Net Assets (continued)

For the five- or six-month period ended March 31, 2010 (unaudited),	Janus		Janus		Janus		Janus					Janus
the two-month fiscal period ended September 30, 2009	Balanced		Contrarian		Enterprise		Forty					Growth and
and the fiscal years ended July 31, 2009 or October 31, 2009	Fund		Fund		Fund		Fund			Janus Fund		Income Fund
(all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010	2009(3)	2009(4)	2010(1)	2009(2)	2010(1)	2009(2)

Capital Share Transactions:
Shares sold
Class A Shares	5,035	2,765	86	91	179	89	8,698	11,395	N/A	N/A	N/A	N/A
Class C Shares	2,601	801	172	96	38	69	3,142	2,774	N/A	N/A	N/A	N/A
Class D Shares	24,845	N/A	1,504	N/A	8,570	N/A	10,602	N/A	17,639	N/A	5,553	N/A
Class I Shares	20,471	8,481	2,863	1,773	41,366	7,266	16,212	3,786	N/A	N/A	N/A	N/A
Class R Shares	760	494	90	38	N/A	N/A	930	407	N/A	N/A	N/A	N/A
Class S Shares	1,873	4,793	1,644	1,362	1	11	3,982	3,011	N/A	N/A	N/A	N/A
Class T Shares(2)	157,592	304,003	8,969	29,864	91,031	220,437	99,980	197,026	197,418	468,313	8,239	19,837
Shares issued in connection with restructuring (Note 9)
Class D Shares	2,003,611	N/A	300,162	N/A	1,672,534	N/A	161,907	N/A	4,996,304	N/A	778,198	N/A
Shares issued in connection with acquisition (Note 10)
Class A Shares	N/A	21,320	N/A	12,273	N/A	N/A	N/A	5,739	N/A	N/A	N/A	N/A
Class C Shares	N/A	7,379	N/A	8,089	N/A	N/A	N/A	3,039	N/A	N/A	N/A	N/A
Class I Shares	N/A	1,203	N/A	1,139	N/A	N/A	N/A	774	N/A	N/A	N/A	N/A
Class R Shares	N/A	543	N/A	1,391	N/A	N/A	N/A	910	N/A	N/A	N/A	N/A
Class S Shares	N/A	6,068	N/A	26,045	N/A	N/A	N/A	815	N/A	N/A	N/A	N/A
Reinvested dividends and distributions
Class A Shares	-	-	12	-	1	N/A	23	-	N/A	N/A	N/A	N/A
Class C Shares	-	-	-	-	-	N/A	-	-	N/A	N/A	N/A	N/A
Class D Shares	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A	-	N/A
Class I Shares	2	-	4	-	26	N/A	6	-	N/A	N/A	N/A	N/A
Class R Shares	-	-	-	-	N/A	N/A	-	-	N/A	N/A	N/A	N/A
Class S Shares	-	-	24	-	-	N/A	6	-	N/A	N/A	N/A	N/A
Class T Shares(2)	1,013	26,546	1,542	26,351	7,368	20,515	543	60	-	1,381	-	-
Shares repurchased
Class A Shares	(2,514)	(4,160)	(1,388)	(1,396)	(3)	-	(2,235)	(4,824)	N/A	N/A	N/A	N/A
Class C Shares	(1,276)	(860)	(703)	(537)	(5)	-	(873)	(321)	N/A	N/A	N/A	N/A
Class D Shares	(41,925)	N/A	(5,143)	N/A	(45,929)	N/A	(4,207)	N/A	(58,625)	N/A	(12,445)	N/A
Class I Shares	(1,556)	(194)	(418)	(233)	(2,079)	(92)	(1,840)	(28)	N/A	N/A	N/A	N/A
Class R Shares	(286)	(139)	(137)	(153)	N/A	N/A	(130)	(114)	N/A	N/A	N/A	N/A
Class S Shares	(2,892)	(510)	(3,779)	(8,558)	(1)	-	(981)	(128)	N/A	N/A	N/A	N/A
Class T Shares(2)	(207,312)	(536,130)	(38,119)	(111,596)	(183,294)	(470,609)	(35,278)	(60,462)	(396,135)	(816,669)	(31,127)	(70,827)
Shares reorganized in connection with restructuring (Note 9)
Class T Shares(2)	(2,008,478)	N/A	(302,883)	N/A	(1,681,516)	N/A	(168,656)	N/A	(4,997,782)	N/A	(778,402)	N/A
Net Increase/(Decrease) from Capital Share Transactions	(48,436)	(157,597)	(35,498)	(13,961)	(91,713)	(222,314)	91,831	163,859	(241,181)	(346,975)	(29,984)	(50,990)
Net Increase/Decrease in Net Assets	527,673	496,204	32,754	38,688	341,735	306,546	154,545	221,515	848,625	1,345,018	163,433	160,504
Net Assets:
Beginning of period	3,191,085	2,694,881	595,138	556,450	2,897,067	2,590,521	344,367	122,852	9,016,257	7,671,239	921,384	760,880
End of period	$3,718,758	$3,191,085	$627,892	$595,138	$3,238,802	$2,897,067	$498,912	$344,367	$9,864,882	$9,016,257	$1,084,817	$921,384

Undistributed net investment income/(loss)*	$4,303	$(209)	$1,167	$1,038	$8,458	$7,529	$(706)	$92	$(2,466)	$(219)	$(1,982)	$(22)

*	See Note 5 in Notes to Financial Statements
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Formerly named Class J Shares.

136 | MARCH 31, 2010

See Notes to Financial Statements.

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137

Financial Highlights

Class A Shares

For a share outstanding during the five-month period ended	Janus Balanced Fund		Janus Contrarian Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$23.43	$21.31	$11.68	$10.42
Income from Investment Operations:
Net investment income/(loss)	.27	(.05)	.02	(.02)
Net gains/(losses) on investments (both realized and unrealized)	1.78	2.28	2.58	1.28
Total from Investment Operations	2.05	2.23	2.60	1.26
Less Distributions and Other:
Dividends (from net investment income)*	(.21)	(.11)	–	–
Distributions (from capital gains)*	–	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A
Total Distributions and Other	(.21)	(.11)	–	–
Net Asset Value, End of Period	$25.27	$23.43	$14.28	$11.68
Total Return**	8.75%	10.43%	22.26%	12.09%
Net Assets, End of Period (in thousands)	$448,355	$314,935	$77,739	$68,166
Average Net Assets for the Period (in thousands)	$386,667	$288,992	$73,459	$76,549
Ratio of Gross Expenses to Average Net Assets***(4)	0.86%	0.89%	1.17%	1.36%
Ratio of Net Expenses to Average Net Assets***(4)	0.86%	0.89%	1.17%	1.34%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.43%	2.35%	0.34%	(0.36)%
Portfolio Turnover Rate***	71%	158%	92%	80%

Class A Shares

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$42.46	$36.63
Income from Investment Operations:
Net investment income/(loss)	(.09)	–
Net gains/(losses) on investments (both realized and unrealized)	7.40	5.83
Total from Investment Operations	7.31	5.83
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.77	$42.46
Total Return**	17.22%	15.92%
Net Assets, End of Period (in thousands)	$81,222	$74,709
Average Net Assets for the Period (in thousands)	$79,395	$79,792
Ratio of Gross Expenses to Average Net Assets***(4)	1.05%	1.20%
Ratio of Net Expenses to Average Net Assets***(4)	1.05%	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.47)%	(0.23)%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Return of Capital aggregated less than $.01 on a per share basis.
(4)	See Note 6 in Notes to Financial Statements.

138 | MARCH 31, 2010

Financial Highlights  (continued)

Class A Shares

For a share outstanding during the six-month period
ended March 31, 2010 (unaudited), the two-month
fiscal period ended September 30, 2009 and each	Janus Forty Fund
fiscal year or period ended July 31	2010	2009(1)	2009	2008	2007	2006	2005(2)

Net Asset Value, Beginning of Period	$30.52	$29.27	$39.79	$34.52	$28.44	$27.41	$22.32
Income from Investment Operations:
Net investment income/(loss)	.02	.01	.03	.03	.04	.06	.02
Net gains/(losses) on investments (both realized and unrealized)	2.56	1.24	(9.30)	5.32	7.11	.97	5.07
Total from Investment Operations	2.58	1.25	(9.27)	5.35	7.15	1.03	5.09
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	(.07)	(.03)	–	–
Distributions (from capital gains)*	–	–	(1.25)	(.01)	(1.04)	–	–
Return of Capital	N/A	N/A	–(3)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	–	(1.25)	(.08)	(1.07)	–	–
Net Asset Value, End of Period	$33.10	$30.52	$29.27	$39.79	$34.52	$28.44	$27.41
Total Return**	8.45%	4.27%	(22.29)%	15.49%	25.58%	3.76%	22.80%
Net Assets, End of Period (in thousands)	$1,017,410	$1,440,986	$1,328,541	$1,639,379	$654,807	$285,721	$30,042
Average Net Assets for the Period (in thousands)	$977,287	$1,373,788	$1,060,695	$1,152,690	$377,917	$216,262	$7,814
Ratio of Gross Expenses to Average Net Assets***(4)	0.99%	0.97%	0.93%	0.92%	0.95%(5)	0.93%(5)	0.92%
Ratio of Net Expenses to Average Net Assets***(4)	0.99%	0.97%	0.93%	0.92%	0.94%(5)	0.93%(5)	0.91%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.21)%	(0.61)%	(0.11)%(6)	(0.02)%(6)	0.33%	0.39%	0.13%
Portfolio Turnover Rate***	44%	22%	53%	40%	22%	55%	45%

Class A Shares

			Janus
			Growth and Income
For a share outstanding during the five-month period ended	Janus Fund		Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(7)	2009(8)	2010(7)	2009(8)

Net Asset Value, Beginning of Period	$23.96	$20.86	$26.47	$23.24
Income from Investment Operations:
Net investment income/(loss)	.03	.01	.08	.03
Net gains/(losses) on investments (both realized and unrealized)	3.14	3.09	3.03	3.23
Total from Investment Operations	3.17	3.10	3.11	3.26
Less Distributions:
Dividends (from net investment income)*	(.03)	–	(.07)	(.03)
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.03)	–	(.07)	(.03)
Net Asset Value, End of Period	$27.10	$23.96	$29.51	$26.47
Total Return**	13.24%	14.86%	11.76%	14.02%
Net Assets, End of Period (in thousands)	$147,492	$4,237	$18,902	$19,157
Average Net Assets for the Period (in thousands)	$61,363	$5,256	$19,202	$19,612
Ratio of Gross Expenses to Average Net Assets***(4)	0.96%	1.04%	1.00%	0.99%
Ratio of Net Expenses to Average Net Assets***(4)	0.96%	1.03%	1.00%	0.98%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.45%	0.09%	0.69%	0.31%
Portfolio Turnover Rate***	41%	60%	45%	40%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(2)	Period from September 30, 2004 (inception date) through July 31, 2005.
(3)	Return of Capital aggregated less than $.01 on a per share basis.
(4)	See Note 6 in Notes to Financial Statements.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.92% and 0.92%, respectively, in 2007 and 0.92% and 0.92%, respectively, in 2006 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(6)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% in the fiscal year ended July 31, 2009 and 0.12% in 2008. The adjustment had no impact on total net assets or total return of the class.
(7)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(8)	Period from July 6, 2009 (inception date) through October 31, 2009.

139 | MARCH 31, 2010

Financial Highlights  (continued)

Class A Shares

For a share outstanding during the five-month period ended	Janus Orion Fund		Janus Research Core Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$9.03	$7.59	$17.94	$15.44
Income from Investment Operations:
Net investment income/(loss)	.01	(.01)	.06	.04
Net gains/(losses) on investments (both realized and unrealized)	1.63	1.45	2.08	2.46
Total from Investment Operations	1.64	1.44	2.14	2.50
Less Distributions:
Dividends (from net investment income)*	–	–	(.04)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	(.04)	–
Net Asset Value, End of Period	$10.67	$9.03	$20.04	$17.94
Total Return**	18.16%	18.97%	11.94%	16.19%
Net Assets, End of Period (in thousands)	$30,792	$23,859	$5,472	$6,107
Average Net Assets for the Period (in thousands)	$27,322	$24,760	$5,832	$6,725
Ratio of Gross Expenses to Average Net Assets***(3)	1.13%(4)	1.18%(4)	0.94%	0.95%
Ratio of Net Expenses to Average Net Assets***(3)	1.13%(4)	1.16%(4)	0.94%	0.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.19%	(0.36)%	0.61%	0.57%
Portfolio Turnover Rate***	125%	125%	30%	58%

Class A Shares

For a share outstanding during the five-month period ended	Janus Research Fund		Janus Triton Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$22.49	$19.41	$11.60	$10.26
Income from Investment Operations:
Net investment income/(loss)	.07	.02	(.01)	.03
Net gains/(losses) on investments (both realized and unrealized)	3.40	3.06	1.99	1.31
Total from Investment Operations	3.47	3.08	1.98	1.34
Less Distributions:
Dividends (from net investment income)*	(.08)	–	(.02)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.08)	–	(.02)	–
Net Asset Value, End of Period	$25.88	$22.49	$13.56	$11.60
Total Return**	15.43%	15.87%	17.06%	13.06%
Net Assets, End of Period (in thousands)	$288	$88	$22,754	$13,610
Average Net Assets for the Period (in thousands)	$179	$24	$17,817	$11,470
Ratio of Gross Expenses to Average Net Assets***(3)	1.10%	1.24%	1.07%(4)	1.34%(4)
Ratio of Net Expenses to Average Net Assets***(3)	1.10%	1.17%	1.07%(4)	1.33%(4)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.75%	0.02%	(0.19)%	0.99%
Portfolio Turnover Rate***	72%	83%	34%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.12% and 1.12%, respectively, in 2010 and 1.16% and 1.14%, respectively, in 2009 for Janus Orion Fund and 1.07% and 1.07%, respectively, in 2010 and 1.34% and 1.33%, respectively, in 2009 for Janus Triton Fund without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

140 | MARCH 31, 2010

Class C Shares

For a share outstanding during the five-month period ended	Janus Balanced Fund		Janus Contrarian Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$23.40	$21.31	$11.65	$10.42
Income from Investment Operations:
Net investment income/(loss)	.19	(.09)	(.03)	(.05)
Net gains/(losses) on investments (both realized and unrealized)	1.78	2.25	2.58	1.28
Total from Investment Operations	1.97	2.16	2.55	1.23
Less Distributions and Other:
Dividends (from net investment income)*	(.10)	(.07)	–	–
Distributions (from capital gains)*	–	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A
Total Distributions and Other	(.10)	(.07)	–	–
Net Asset Value, End of Period	$25.27	$23.40	$14.20	$11.65
Total Return**	8.41%	10.13%	21.89%	11.80%
Net Assets, End of Period (in thousands)	$354,794	$248,071	$70,499	$64,036
Average Net Assets for the Period (in thousands)	$297,673	$208,912	$67,850	$67,507
Ratio of Gross Expenses to Average Net Assets***(4)	1.62%	1.70%	1.93%	2.11%
Ratio of Net Expenses to Average Net Assets***(4)	1.62%	1.69%	1.93%	2.09%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.66%	1.54%	(0.43)%	(1.12)%
Portfolio Turnover Rate***	71%	158%	92%	80%

Class C Shares

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$42.36	$36.63
Income from Investment Operations:
Net investment income/(loss)	(.26)	(.10)
Net gains/(losses) on investments (both realized and unrealized)	7.37	5.83
Total from Investment Operations	7.11	5.73
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.47	$42.36
Total Return**	16.78%	15.64%
Net Assets, End of Period (in thousands)	$24,473	$21,706
Average Net Assets for the Period (in thousands)	$23,196	$21,146
Ratio of Gross Expenses to Average Net Assets***(4)	1.92%	1.96%
Ratio of Net Expenses to Average Net Assets***(4)	1.92%	1.94%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(1.34)%	(0.98)%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Return of Capital aggregated less than $.01 on a per share basis.
(4)	See Note 6 in Notes to Financial Statements.

Janus Growth & Core Funds | 141

Financial Highlights  (continued)

Class C Shares

For a share outstanding during the six-month period
ended March 31, 2010 (unaudited), the two-month
fiscal period ended September 30, 2009 and each	Janus Forty Fund
fiscal year ended July 31	2010	2009(1)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$29.44	$28.27	$38.78	$33.83	$28.07	$27.25	$21.21
Income from Investment Operations:
Net investment income/(loss)	(.13)	(.01)	(.10)	(.01)	.04	.06	(.06)
Net gains/(losses) on investments (both realized and unrealized)	2.50	1.18	(9.16)	4.97	6.76	.76	6.10
Total from Investment Operations	2.37	1.17	(9.26)	4.96	6.80	.82	6.04
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	–	–	–	–
Distributions (from capital gains)*	–	–	(1.25)	(.01)	(1.04)	–	–
Return of Capital	N/A	N/A	–(2)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	–	(1.25)	(.01)	(1.04)	–	–
Net Asset Value, End of Period	$31.81	$29.44	$28.27	$38.78	$33.83	$28.07	$27.25
Total Return**	8.05%	4.14%	(22.87)%	14.65%	24.62%	3.01%	28.48%
Net Assets, End of Period (in thousands)	$672,803	$542,666	$488,278	$537,822	$139,470	$51,976	$24,766
Average Net Assets for the Period (in thousands)	$596,346	$512,462	$386,072	$320,123	$81,438	$39,687	$18,839
Ratio of Gross Expenses to Average Net Assets***(3)	1.78%	1.75%	1.68%	1.67%	1.70%(4)	1.68%(4)	1.67%
Ratio of Net Expenses to Average Net Assets***(3)	1.78%	1.75%	1.68%	1.67%	1.70%(4)	1.68%(4)	1.67%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(1.17)%	(1.40)%	(0.87)%(5)	(0.80)%(5)	(0.42)%	(0.40)%	(0.72)%
Portfolio Turnover Rate***	44%	22%	53%	40%	22%	55%	45%

Class C Shares

			Janus
			Growth and Income
For a share outstanding during the five-month period ended	Janus Fund		Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(6)	2009(7)	2010(6)	2009(7)

Net Asset Value, Beginning of Period	$23.90	$20.86	$26.42	$23.24
Income from Investment Operations:
Net investment income/(loss)	(.07)	(.05)	–	(.03)
Net gains/(losses) on investments (both realized and unrealized)	3.14	3.09	3.02	3.21
Total from Investment Operations	3.07	3.04	3.02	3.18
Less Distributions:
Dividends (from net investment income)*	–	–	–	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	–	–
Net Asset Value, End of Period	$26.97	$23.90	$29.44	$26.42
Total Return**	12.85%	14.57%	11.43%	13.68%
Net Assets, End of Period (in thousands)	$6,423	$5,443	$5,398	$4,760
Average Net Assets for the Period (in thousands)	$6,197	$5,221	$5,133	$4,673
Ratio of Gross Expenses to Average Net Assets***(3)	1.77%	1.79%	1.75%	1.74%
Ratio of Net Expenses to Average Net Assets***(3)	1.77%	1.78%	1.75%	1.73%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.64)%	(0.69)%	(0.04)%	(0.43)%
Portfolio Turnover Rate***	41%	60%	45%	40%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(2)	Return of Capital aggregated less than $.01 on a per share basis.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes dividends on short positions. For the fiscal years 2007 and 2006, the ratios would have been 1.67% and 1.67%, respectively, in 2007, and 1.67% and 1.67%, respectively, in 2006, without the inclusion of dividends on short positions.
(5)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% in the fiscal year ended July 31, 2009 and 0.14% in 2008. The adjustment had no impact on total net assets or total return of the class.
(6)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(7)	Period from July 6, 2009 (inception date) through October 31, 2009.

142 | MARCH 31, 2010

Class C Shares

For a share outstanding during the five-month period ended	Janus Orion Fund		Janus Research Core Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$9.01	$7.59	$17.88	$15.44
Income from Investment Operations:
Net investment income/(loss)	(.02)	(.03)	(.01)	(.01)
Net gains/(losses) on investments (both realized and unrealized)	1.62	1.45	2.09	2.45
Total from Investment Operations	1.60	1.42	2.08	2.44
Less Distributions:
Dividends (from net investment income)*	–	–	–	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	–	–
Net Asset Value, End of Period	$10.61	$9.01	$19.96	$17.88
Total Return**	17.76%	18.71%	11.63%	15.80%
Net Assets, End of Period (in thousands)	$12,662	$9,611	$8,654	$8,251
Average Net Assets for the Period (in thousands)	$10,805	$9,297	$8,566	$8,280
Ratio of Gross Expenses to Average Net Assets***(3)	1.94%(4)	1.95%(4)	1.69%	1.70%
Ratio of Net Expenses to Average Net Assets***(3)	1.94%(4)	1.93%(4)	1.69%	1.68%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.60)%	(1.14)%	(0.12)%	(0.19)%
Portfolio Turnover Rate***	125%	125%	30%	58%

Class C Shares

For a share outstanding during the five-month period ended	Janus Research Fund		Janus Triton Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$22.44	$19.41	$11.60	$10.26
Income from Investment Operations:
Net investment income/(loss)	(.01)	.01	(.04)	–
Net gains/(losses) on investments (both realized and unrealized)	3.39	3.02	1.98	1.34
Total from Investment Operations	3.38	3.03	1.94	1.34
Less Distributions:
Dividends (from net investment income)*	(.06)	–	–	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.06)	–	–	–
Net Asset Value, End of Period	$25.76	$22.44	$13.54	$11.60
Total Return**	15.07%	15.61%	16.72%	13.06%
Net Assets, End of Period (in thousands)	$115	$69	$9,375	$6,018
Average Net Assets for the Period (in thousands)	$101	$25	$7,283	$4,585
Ratio of Gross Expenses to Average Net Assets***(3)	1.85%	1.94%	1.79%(4)	2.09%(4)
Ratio of Net Expenses to Average Net Assets***(3)	1.85%	1.89%	1.79%(4)	2.07%(4)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.11)%	(0.47)%	(0.88)%	(0.02)%
Portfolio Turnover Rate***	72%	83%	34%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.93% and 1.93%, respectively, in 2010 and 1.93% and 1.91%, respectively, in 2009 for Janus Orion Fund and 1.79% and 1.79%, respectively, in 2010 and 2.09% and 2.07%, respectively, in 2009 for Janus Triton Fund without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

Janus Growth & Core Funds | 143

Financial Highlights  (continued)

Class D Shares

	Janus Balanced	Janus Contrarian
For a share outstanding during the period	Fund	Fund
ended March 31, 2010 (unaudited)	2010(1)	2010(1)

Net Asset Value, Beginning of Period	$24.09	$12.96
Income from Investment Operations:
Net investment income/(loss)	.10	.04
Net gains/(losses) on investments (both realized and unrealized)	1.19	1.30
Total from Investment Operations	1.29	1.34
Less Distributions:
Dividends (from net investment income)*	(.12)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.12)	–
Net Asset Value, End of Period	$25.26	$14.30
Total Return**	5.36%	10.34%
Net Assets, End of Period (in thousands)	$987,532	$2,270,944
Average Net Assets for the Period (in thousands)	$968,928	$2,183,262
Ratio of Gross Expenses to Average Net Assets***(2)	0.70%	0.80%
Ratio of Net Expenses to Average Net Assets***(2)	0.70%	0.80%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	3.31%	2.32%
Portfolio Turnover Rate***	71%	92%

Class D Shares

	Janus Enterprise	Janus
For a share outstanding during the period	Fund	Fund
ended March 31, 2010 (unaudited)	2010(1)	2010(1)

Net Asset Value, Beginning of Period	$45.90	$25.24
Income from Investment Operations:
Net investment income/(loss)	(.02)	.03
Net gains/(losses) on investments (both realized and unrealized)	3.95	1.84
Total from Investment Operations	3.93	1.87
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.83	$27.11
Total Return**	8.56%	7.41%
Net Assets, End of Period (in thousands)	$808,073	$4,938,417
Average Net Assets for the Period (in thousands)	$792,416	$4,849,384
Ratio of Gross Expenses to Average Net Assets***(2)	0.83%	0.81%
Ratio of Net Expenses to Average Net Assets***(2)	0.83%	0.80%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.37)%	1.09%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from February 16, 2010 (inception date) through March 31, 2010. Please see Note 9 regarding the Restructuring of former Class J Shares.
(2)	See Note 6 in Notes to Financial Statements.

144 | MARCH 31, 2010

Class D Shares

	Janus Growth and	Janus Orion
For a share outstanding during the period	Income Fund	Fund
ended March 31, 2010 (unaudited)	2010(1)	2010(1)

Net Asset Value, Beginning of Period	$27.37	$9.82
Income from Investment Operations:
Net investment income/(loss)	.07	.02
Net gains/(losses) on investments (both realized and unrealized)	2.11	.84
Total from Investment Operations	2.18	.86
Less Distributions:
Dividends (from net investment income)*	(.05)	–
Distributions (from capital gains)*	–	–
Total Distributions	(.05)	–
Net Asset Value, End of Period	$29.50	$10.68
Total Return**	7.97%	8.76%
Net Assets, End of Period (in thousands)	$1,911,305	$2,160,458
Average Net Assets for the Period (in thousands)	$1,873,492	$2,104,847
Ratio of Gross Expenses to Average Net Assets***(2)	0.80%	0.87%(3)
Ratio of Net Expenses to Average Net Assets***(2)	0.80%	0.86%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.08%	1.35%
Portfolio Turnover Rate***	45%	125%

Class D Shares

	Janus Research	Janus Research
For a share outstanding during the period	Core Fund	Fund
ended March 31, 2010 (unaudited)	2010(1)	2010(1)

Net Asset Value, Beginning of Period	$18.53	$23.74
Income from Investment Operations:
Net investment income/(loss)	.04	.06
Net gains/(losses) on investments (both realized and unrealized)	1.43	2.10
Total from Investment Operations	1.47	2.16
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$20.00	$25.90
Total Return**	7.93%	9.10%
Net Assets, End of Period (in thousands)	$320,269	$1,785,367
Average Net Assets for the Period (in thousands)	$314,344	$1,734,425
Ratio of Gross Expenses to Average Net Assets***(2)	0.81%	0.91%
Ratio of Net Expenses to Average Net Assets***(2)	0.81%	0.90%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.54%	1.92%
Portfolio Turnover Rate***	30%	72%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from February 16, 2010 (inception date) through March 31, 2010. Please see Note 9 regarding the Restructuring of former Class J Shares.
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.85% and 0.84%, respectively, in 2010 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

Janus Growth & Core Funds | 145

Financial Highlights  (continued)

Class D Shares

	Janus Triton	Janus Twenty
For a share outstanding during the period	Fund	Fund
ended March 31, 2010 (unaudited)	2010(1)	2010(1)

Net Asset Value, Beginning of Period	$12.38	$59.05
Income from Investment Operations:
Net investment income/(loss)	(.01)	.07
Net gains/(losses) on investments (both realized and unrealized)	1.19	4.85
Total from Investment Operations	1.18	4.92
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$13.56	$63.97
Total Return**	9.53%	8.33%
Net Assets, End of Period (in thousands)	$183,828	$5,371,421
Average Net Assets for the Period (in thousands)	$174,846	$5,257,779
Ratio of Gross Expenses to Average Net Assets***(2)	0.90%	0.79%
Ratio of Net Expenses to Average Net Assets***(2)	0.89%	0.79%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.39)%	0.95%
Portfolio Turnover Rate***	34%	46%

Class D Shares

Janus Venture
For a share outstanding during the period	Fund
ended March 31, 2010 (unaudited)	2010(1)

Net Asset Value, Beginning of Period	$41.61
Income from Investment Operations:
Net investment income/(loss)	(.03)
Net gains/(losses) on investments (both realized and unrealized)	5.33
Total from Investment Operations	5.30
Less Distributions:
Dividends (from net investment income)*	–
Distributions (from capital gains)*	–
Total Distributions	–
Net Asset Value, End of Period	$46.91
Total Return**	12.74%
Net Assets, End of Period (in thousands)	$870,025
Average Net Assets for the Period (in thousands)	$841,367
Ratio of Gross Expenses to Average Net Assets***(2)	0.87%(3)
Ratio of Net Expenses to Average Net Assets***(2)	0.87%(3)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.46)%
Portfolio Turnover Rate***	28%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from February 16, 2010 (inception date) through March 31, 2010. Please see Note 9 regarding the Restructuring of former Class J Shares.
(2)	See Note 6 in Notes to Financial Statements.
(3)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.84% and 0.84%, respectively, in 2010 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

146 | MARCH 31, 2010

Class I Shares

For a share outstanding during the five-month period ended	Janus Balanced Fund		Janus Contrarian Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$23.43	$21.31	$11.70	$10.42
Income from Investment Operations:
Net investment income/(loss)	.28	.04	.05	–
Net gains/(losses) on investments (both realized and unrealized)	1.79	2.20	2.57	1.28
Total from Investment Operations	2.07	2.24	2.62	1.28
Less Distributions and Other:
Dividends (from net investment income)*	(.25)	(.12)	(.02)	–
Distributions (from capital gains)*	–	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A
Total Distributions and Other	(.25)	(.12)	(.02)	–
Net Asset Value, End of Period	$25.25	$23.43	$14.30	$11.70
Total Return**	8.84%	10.50%	22.38%	12.28%
Net Assets, End of Period (in thousands)	$199,716	$104,063	$104,325	$57,734
Average Net Assets for the Period (in thousands)	$153,903	$56,942	$72,953	$27,329
Ratio of Gross Expenses to Average Net Assets***(4)	0.60%	0.63%	0.76%	0.94%
Ratio of Net Expenses to Average Net Assets***(4)	0.60%	0.62%	0.76%	0.90%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.72%	2.57%	0.95%	(0.13)%
Portfolio Turnover Rate***	71%	158%	92%	80%

Class I Shares

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$42.51	$36.63
Income from Investment Operations:
Net investment income/(loss)	(.03)	.05
Net gains/(losses) on investments (both realized and unrealized)	7.41	5.83
Total from Investment Operations	7.38	5.88
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.89	$42.51
Total Return**	17.36%	16.05%
Net Assets, End of Period (in thousands)	$525,041	$416,272
Average Net Assets for the Period (in thousands)	$473,413	$395,409
Ratio of Gross Expenses to Average Net Assets***(4)	0.74%	0.82%
Ratio of Net Expenses to Average Net Assets***(4)	0.73%	0.81%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.15)%	0.16%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Return of Capital aggregated less than $.01 on a per share basis.
(4)	See Note 6 in Notes to Financial Statements.

Janus Growth & Core Funds | 147

Financial Highlights  (continued)

Class I Shares

For a share outstanding during the six-month period
ended March 31, 2010 (unaudited), the two-month
fiscal period ended September 30, 2009 and each	Janus Forty Fund
fiscal year or period ended July 31	2010	2009(1)	2009	2008	2007	2006(2)(3)

Net Asset Value, Beginning of Period	$30.61	$29.34	$39.79	$34.48	$28.40	$28.80
Income from Investment Operations:
Net investment income/(loss)	(.10)	.02	.09	.12	.07	.09
Net gains/(losses) on investments (both realized and unrealized)	2.74	1.25	(9.29)	5.35	7.15	(.49)
Total from Investment Operations	2.64	1.27	(9.20)	5.47	7.22	(.40)
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	(.15)	(.10)	–
Distributions (from capital gains)*	–	–	(1.25)	(.01)	(1.04)	–
Return of Capital	N/A	N/A	–(4)	N/A	N/A	N/A
Total Distributions and Other	–	–	(1.25)	(.16)	(1.14)	–
Net Asset Value, End of Period	$33.25	$30.61	$29.34	$39.79	$34.48	$28.40
Total Return**	8.62%	4.33%	(22.11)%	15.84%	25.86%	(1.39)%
Net Assets, End of Period (in thousands)	$1,723,096	$771,852	$688,074	$783,030	$97,395	$8,532
Average Net Assets for the Period (in thousands)	$1,457,674	$723,953	$512,019	$364,025	$39,961	$5,846
Ratio of Gross Expenses to Average Net Assets***(5)	0.72%	0.67%	0.67%	0.65%	0.68%(6)	0.69%(6)
Ratio of Net Expenses to Average Net Assets***(5)	0.72%	0.67%	0.67%	0.65%	0.68%(6)	0.69%(6)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.22)%	(0.31)%	0.15%(7)	0.22%(7)	0.60%	0.72%
Portfolio Turnover Rate***	44%	22%	53%	40%	22%	55%

Class I Shares

			Janus
			Growth and Income
For a share outstanding during the five-month period ended	Janus Fund		Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(8)	2009(9)	2010(8)	2009(9)

Net Asset Value, Beginning of Period	$23.96	$20.86	$26.48	$23.24
Income from Investment Operations:
Net investment income/(loss)	.04	.02	.14	.04
Net gains/(losses) on investments (both realized and unrealized)	3.16	3.08	3.01	3.24
Total from Investment Operations	3.20	3.10	3.15	3.28
Less Distributions:
Dividends (from net investment income)*	(.03)	–	(.14)	(.04)
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.03)	–	(.14)	(.04)
Net Asset Value, End of Period	$27.13	$23.96	$29.49	$26.48
Total Return**	13.37%	14.86%	11.90%	14.12%
Net Assets, End of Period (in thousands)	$127,281	$25,857	$59,282	$6,761
Average Net Assets for the Period (in thousands)	$52,102	$18,996	$32,742	$2,059
Ratio of Gross Expenses to Average Net Assets***(5)	0.70%	0.73%	0.70%	0.72%
Ratio of Net Expenses to Average Net Assets***(5)	0.70%	0.71%	0.70%	0.67%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.82%	0.31%	1.41%	0.42%
Portfolio Turnover Rate***	41%	60%	45%	40%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(2)	Period from November 28, 2005 (inception date) through July 31, 2006.
(3)	Certain prior year amounts have been reclassified to conform with current year presentation.
(4)	Return of Capital aggregated less than $.01 on a per share basis.
(5)	See Note 6 in Notes to Financial Statements.
(6)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.66% and 0.66%, respectively, for the fiscal year ended July 31, 2007, and 0.68% and 0.68%, respectively, for the fiscal year ended July 31, 2006, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(7)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% in the year ended July 31, 2009 and 0.14% in the year ended July 31, 2008 for Class I Shares. The adjustment had no impact on total net assets or total return of the class.
(8)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(9)	Period from July 6, 2009 (inception date) through October 31, 2009.

148 | MARCH 31, 2010

Class I Shares

For a share outstanding during the five-month period ended	Janus Orion Fund		Janus Research Core Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$9.04	$7.59	$17.91	$15.44
Income from Investment Operations:
Net investment income/(loss)	.03	–	.08	.01
Net gains/(losses) on investments (both realized and unrealized)	1.63	1.45	2.08	2.46
Total from Investment Operations	1.66	1.45	2.16	2.47
Less Distributions:
Dividends (from net investment income)*	(.01)	–	(.07)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.01)	–	(.07)	–
Net Asset Value, End of Period	$10.69	$9.04	$20.00	$17.91
Total Return**	18.41%	19.10%	12.09%	16.00%
Net Assets, End of Period (in thousands)	$31,208	$9,121	$5,369	$2,437
Average Net Assets for the Period (in thousands)	$15,334	$2,354	$3,354	$1,092
Ratio of Gross Expenses to Average Net Assets***(3)	0.78%(4)	0.74%(4)	0.69%	0.69%
Ratio of Net Expenses to Average Net Assets***(3)	0.78%(4)	0.66%(4)	0.69%	0.65%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.88%	(0.31)%	1.07%	0.58%
Portfolio Turnover Rate***	125%	125%	30%	58%

Class I Shares

For a share outstanding during the five-month period ended	Janus Research Fund		Janus Triton Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$22.50	$19.41	$11.63	$10.26
Income from Investment Operations:
Net investment income/(loss)	.12	–	.02	.01
Net gains/(losses) on investments (both realized and unrealized)	3.37	3.09	1.98	1.36
Total from Investment Operations	3.49	3.09	2.00	1.37
Less Distributions:
Dividends (from net investment income)*	(.08)	–	(.04)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.08)	–	(.04)	–
Net Asset Value, End of Period	$25.91	$22.50	$13.59	$11.63
Total Return**	15.53%	15.92%	17.21%	13.35%
Net Assets, End of Period (in thousands)	$50,777	$6,821	$20,137	$4,377
Average Net Assets for the Period (in thousands)	$22,873	$794	$6,986	$1,277
Ratio of Gross Expenses to Average Net Assets***(3)	0.83%	1.02%	0.82%(4)	1.01%(4)
Ratio of Net Expenses to Average Net Assets***(3)	0.82%	0.85%	0.81%(4)	0.97%(4)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.37%	(0.57)%	(0.10)%	0.73%
Portfolio Turnover Rate***	72%	83%	34%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.77% and 0.76%, respectively, for the period ended March 31, 2010 and 0.73% and 0.65%, respectively, for the fiscal period ended October 31, 2009 for Janus Orion Fund and 0.82% and 0.81%, respectively, for the period ended March 31, 2010 and 1.01% and 0.97%, respectively, for the fiscal period ended October 31, 2009 for Janus Triton Fund without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

Janus Growth & Core Funds | 149

Financial Highlights  (continued)

Class R Shares

For a share outstanding during the five-month period ended	Janus Balanced Fund		Janus Contrarian Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$23.41	$21.31	$11.67	$10.42
Income from Investment Operations:
Net investment income/(loss)	.23	(.06)	–	(.03)
Net gains/(losses) on investments (both realized and unrealized)	1.77	2.24	2.58	1.28
Total from Investment Operations	2.00	2.18	2.58	1.25
Less Distributions and Other:
Dividends (from net investment income)*	(.15)	(.08)	–	–
Distributions (from capital gains)*	–	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A
Total Distributions and Other	(.15)	(.08)	–	–
Net Asset Value, End of Period	$25.26	$23.41	$14.25	$11.67
Total Return**	8.53%	10.25%	22.11%	12.00%
Net Assets, End of Period (in thousands)	$83,895	$49,678	$3,107	$2,549
Average Net Assets for the Period (in thousands)	$65,036	$39,380	$2,834	$2,682
Ratio of Gross Expenses to Average Net Assets***(4)	1.33%	1.35%	1.48%	1.67%
Ratio of Net Expenses to Average Net Assets***(4)	1.33%	1.34%	1.48%	1.65%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	1.97%	1.88%	0.05%	(0.68)%
Portfolio Turnover Rate***	71%	158%	92%	80%

Class R Shares

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$42.41	$36.63
Income from Investment Operations:
Net investment income/(loss)	(.17)	(.05)
Net gains/(losses) on investments (both realized and unrealized)	7.38	5.83
Total from Investment Operations	7.21	5.78
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.62	$42.41
Total Return**	17.00%	15.78%
Net Assets, End of Period (in thousands)	$51,333	$43,798
Average Net Assets for the Period (in thousands)	$47,533	$41,524
Ratio of Gross Expenses to Average Net Assets***(4)	1.48%	1.57%
Ratio of Net Expenses to Average Net Assets***(4)	1.48%	1.55%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.90)%	(0.58)%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(4)	See Note 6 in Notes to Financial Statements.

150 | MARCH 31, 2010

Class R Shares

For a share outstanding during the six-month period
ended March 31, 2010 (unaudited), the two-month
fiscal period ended September 30, 2009 and each	Janus Forty Fund
fiscal year or period ended July 31	2010	2009(1)	2009	2008	2007	2006	2005(2)

Net Asset Value, Beginning of Period	$29.76	$28.56	$39.07	$33.99	$28.18	$27.28	$22.32
Income from Investment Operations:
Net investment income/(loss)	(.08)	–	(.02)	(.02)	–	.05	(.05)
Net gains/(losses) on investments (both realized and unrealized)	2.53	1.20	(9.24)	5.11	6.90	.85	5.01
Total from Investment Operations	2.45	1.20	(9.26)	5.09	6.90	.90	4.96
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	–	(.05)	–	–
Distributions (from capital gains)*	–	–	(1.25)	(.01)	(1.04)	–	–
Return of Capital	N/A	N/A	–(3)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	–	(1.25)	(.01)	(1.09)	–	–
Net Asset Value, End of Period	$32.21	$29.76	$28.56	$39.07	$33.99	$28.18	$27.28
Total Return**	8.23%	4.20%	(22.69)%	14.96%	24.92%	3.30%	22.22%
Net Assets, End of Period (in thousands)	$222,503	$159,146	$144,400	$101,590	$21,923	$6,849	$12
Average Net Assets for the Period (in thousands)	$183,768	$151,006	$98,570	$53,811	$12,731	$2,130	$11
Ratio of Gross Expenses to Average Net Assets***(4)	1.43%	1.41%	1.41%	1.40%	1.43%(5)	1.45%(5)	1.42%
Ratio of Net Expenses to Average Net Assets***(4)	1.43%	1.41%	1.41%	1.39%	1.43%(5)	1.44%(5)	1.42%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.78)%	(1.05)%	(0.58)%(6)	(0.53)%(6)	(0.15)%	0.05%	(0.51)%
Portfolio Turnover Rate***	44%	22%	53%	40%	22%	55%	45%

Class R Shares

			Janus
			Growth and Income
For a share outstanding during the five-month period ended	Janus Fund		Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(7)	2009(8)	2010(7)	2009(8)

Net Asset Value, Beginning of Period	$23.91	$20.86	$26.45	$23.24
Income from Investment Operations:
Net investment income/(loss)	(.01)	(.02)	.03	(.01)
Net gains/(losses) on investments (both realized and unrealized)	3.12	3.07	3.03	3.23
Total from Investment Operations	3.11	3.05	3.06	3.22
Less Distributions:
Dividends (from net investment income)*	–	–	(.02)	(.01)
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	(.02)	(.01)
Net Asset Value, End of Period	$27.02	$23.91	$29.49	$26.45
Total Return**	13.01%	14.62%	11.56%	13.83%
Net Assets, End of Period (in thousands)	$1,221	$781	$2,181	$1,789
Average Net Assets for the Period (in thousands)	$927	$776	$2,021	$1,853
Ratio of Gross Expenses to Average Net Assets***(4)	1.44%	1.45%	1.44%	1.45%
Ratio of Net Expenses to Average Net Assets***(4)	1.44%	1.44%	1.44%	1.44%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.22)%	(0.34)%	0.28%	(0.14)%
Portfolio Turnover Rate***	41%	60%	45%	40%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(2)	Period from September 30, 2004 (inception date) through July 31, 2005.
(3)	Return of Capital aggregated less than $.01 on a per share basis for the period ended July 31, 2009.
(4)	See Note 6 in Notes to Financial Statements.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would have been 1.40% and 1.40%, respectively, in 2007, and 1.42% and 1.42%, respectively, in 2006 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(6)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% in the year ended July 31, 2009 and 0.15% in the year ended July 31, 2008 for Class R Shares. The adjustment had no impact on total net assets or total return of the class.
(7)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(8)	Period from July 6, 2009 (inception date) through October 31, 2009.

Janus Growth & Core Funds | 151

Financial Highlights  (continued)

Class R Shares

For a share outstanding during the five-month period ended	Janus Orion Fund		Janus Research Core Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$9.02	$7.59	$17.90	$15.44
Income from Investment Operations:
Net investment income/(loss)	–	(.01)	.01	–
Net gains/(losses) on investments (both realized and unrealized)	1.62	1.44	2.08	2.46
Total from Investment Operations	1.62	1.43	2.09	2.46
Less Distributions:
Dividends (from net investment income)*	–	–	–	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	–	–
Net Asset Value, End of Period	$10.64	$9.02	$19.99	$17.90
Total Return**	17.96%	18.84%	11.68%	15.93%
Net Assets, End of Period (in thousands)	$2,380	$1,597	$1,402	$1,298
Average Net Assets for the Period (in thousands)	$1,862	$1,374	$1,364	$1,361
Ratio of Gross Expenses to Average Net Assets***(3)	1.49%(4)	1.49%(4)	1.44%	1.45%
Ratio of Net Expenses to Average Net Assets***(3)	1.49%(4)	1.47%(4)	1.44%	1.43%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.12)%	(0.71)%	0.13%	0.07%
Portfolio Turnover Rate***	125%	125%	30%	58%

Class R Shares

For a share outstanding during the five-month period ended	Janus Triton Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$11.64	$10.26
Income from Investment Operations:
Net investment income/(loss)	(.03)	.01
Net gains/(losses) on investments (both realized and unrealized)	1.99	1.37
Total from Investment Operations	1.96	1.38
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$13.60	$11.64
Total Return**	16.84%	13.45%
Net Assets, End of Period (in thousands)	$2,190	$1,167
Average Net Assets for the Period (in thousands)	$1,429	$983
Ratio of Gross Expenses to Average Net Assets***(3)	1.56%(4)	1.81%(4)
Ratio of Net Expenses to Average Net Assets***(3)	1.56%(4)	1.80%(4)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.67)%	0.21%
Portfolio Turnover Rate***	34%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.48% and 1.48%, respectively, for the period ended March 31, 2010 and 1.48% and 1.45%, respectively, for the fiscal period ended October 31, 2009 for Janus Orion Fund and 1.56% and 1.56%, respectively, for the period ended March 31, 2010 and 1.81% and 1.80%, respectively, for the fiscal period ended October 31, 2009 for Janus Triton Fund without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

152 | MARCH 31, 2010

Class S Shares

For a share outstanding during the five-month period ended	Janus Balanced Fund		Janus Contrarian Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$23.42	$21.31	$11.68	$10.42
Income from Investment Operations:
Net investment income/(loss)	.23	(.06)	.02	(.02)
Net gains/(losses) on investments (both realized and unrealized)	1.80	2.26	2.58	1.28
Total from Investment Operations	2.03	2.20	2.60	1.26
Less Distributions and Other:
Dividends (from net investment income)*	(.17)	(.09)	–	–
Distributions (from capital gains)*	–	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A
Total Distributions and Other	(.17)	(.09)	–	–
Net Asset Value, End of Period	$25.28	$23.42	$14.28	$11.68
Total Return**	8.67%	10.33%	22.26%	12.09%
Net Assets, End of Period (in thousands)	$617,392	$502,602	$8,675	$4,493
Average Net Assets for the Period (in thousands)	$565,634	$480,565	$6,844	$4,551
Ratio of Gross Expenses to Average Net Assets***(4)	1.08%	1.10%	1.23%	1.42%
Ratio of Net Expenses to Average Net Assets***(4)	1.08%	1.09%	1.23%	1.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.19%	2.15%	0.37%	(0.46)%
Portfolio Turnover Rate***	71%	158%	92%	80%

Class S Shares

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$42.45	$36.63
Income from Investment Operations:
Net investment income/(loss)	(.13)	(.02)
Net gains/(losses) on investments (both realized and unrealized)	7.39	5.84
Total from Investment Operations	7.26	5.82
Less Distributions:
Dividends (from net investment income)*	–	–
Distributions (from capital gains)*	–	–
Total Distributions	–	–
Net Asset Value, End of Period	$49.71	$42.45
Total Return**	17.10%	15.89%
Net Assets, End of Period (in thousands)	$228,393	$218,354
Average Net Assets for the Period (in thousands)	$221,417	$215,750
Ratio of Gross Expenses to Average Net Assets***(4)	1.23%	1.31%
Ratio of Net Expenses to Average Net Assets***(4)	1.23%	1.30%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.64)%	(0.34)%
Portfolio Turnover Rate***	20%	41%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	Return of Capital aggregated less than $.01 on a per share basis for the period ended October 31, 2009.
(4)	See Note 6 in Notes to Financial Statements.

Janus Growth & Core Funds | 153

Financial Highlights  (continued)

Class S Shares

For a share outstanding during the six-month
period ended March 31, 2010 (unaudited),
the two-month fiscal period ended
September 30, 2009 and each fiscal	Janus Forty Fund
year ended July 31	2010	2009(1)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$30.17	$28.94	$39.47	$34.27	$28.30	$27.34	$21.17
Income from Investment Operations:
Net investment income/(loss)	(.08)	–	(.01)	(.01)	.03	.02	–
Net gains/(losses) on investments (both realized and unrealized)	2.61	1.23	(9.27)	5.24	7.00	.94	6.17
Total from Investment Operations	2.53	1.23	(9.28)	5.23	7.03	.96	6.17
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	(.02)	(.02)	–	–
Distributions (from capital gains)*	–	–	(1.25)	(.01)	(1.04)	–	–
Return of Capital	N/A	N/A	–(2)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	–	(1.25)	(.03)	(1.06)	–	–
Net Asset Value, End of Period	$32.70	$30.17	$28.94	$39.47	$34.27	$28.30	$27.34
Total Return**	8.39%	4.25%	(22.51)%	15.24%	25.27%	3.51%	29.15%
Net Assets, End of Period (in thousands)	$3,180,540	$2,878,790	$2,821,241	$3,910,499	$2,671,702	$1,440,502	$1,085,499
Average Net Assets for the Period (in thousands)	$2,974,066	$2,835,097	$2,383,060	$3,535,839	$1,966,832	$1,326,557	$1,079,025
Ratio of Gross Expenses to Average Net Assets***(3)	1.17%	1.16%	1.15%	1.14%	1.18%(4)	1.18%(4)	1.16%
Ratio of Net Expenses to Average Net Assets***(3)	1.17%	1.16%	1.15%	1.14%	1.18%(4)	1.18%(4)	1.16%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.55)%	(0.80)%	(0.34)%(5)	(0.21)%(5)	0.09%	0.08%	(0.22)%
Portfolio Turnover Rate***	44%	22%	53%	40%	22%	55%	45%

Class S Shares

			Janus
			Growth and Income
For a share outstanding during the five-month period ended	Janus Fund		Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(6)	2009(7)	2010(6)	2009(7)

Net Asset Value, Beginning of Period	$23.95	$20.86	$26.46	$23.24
Income from Investment Operations:
Net investment income/(loss)	(.01)	–	.06	.01
Net gains/(losses) on investments (both realized and unrealized)	3.15	3.09	3.03	3.23
Total from Investment Operations	3.14	3.09	3.09	3.24
Less Distributions:
Dividends (from net investment income)*	–	–	(.04)	(.02)
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	(.04)	(.02)
Net Asset Value, End of Period	$27.09	$23.95	$29.51	$26.46
Total Return**	13.11%	14.81%	11.66%	13.94%
Net Assets, End of Period (in thousands)	$83,553	$84,350	$67,867	$66,211
Average Net Assets for the Period (in thousands)	$84,613	$85,637	$68,352	$66,895
Ratio of Gross Expenses to Average Net Assets***(3)	1.19%	1.20%	1.19%	1.20%
Ratio of Net Expenses to Average Net Assets***(3)	1.19%	1.19%	1.19%	1.19%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.06)%	(0.08)%	0.50%	0.10%
Portfolio Turnover Rate***	41%	60%	45%	40%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(2)	Return of Capital aggregated less than $.01 on a per share basis for the period ended July 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratio would have been 1.15% and 1.15%, respectively, in 2007, and 1.17% and 1.17%, respectively, in 2006 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(5)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02% in the year ended July 31, 2009 and 0.10% in the year ended July 31, 2008 for Class S Shares. The adjustment had no impact on total net assets or total return of the class.
(6)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(7)	Period from July 6, 2009 (inception date) through October 31, 2009.

154 | MARCH 31, 2010

Class S Shares

For a share outstanding during the five-month period ended	Janus Orion Fund		Janus Research Core Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$9.03	$7.59	$17.92	$15.44
Income from Investment Operations:
Net investment income/(loss)	–	(.01)	.03	.02
Net gains/(losses) on investments (both realized and unrealized)	1.63	1.45	2.09	2.46
Total from Investment Operations	1.63	1.44	2.12	2.48
Less Distributions:
Dividends (from net investment income)*	–	–	(.02)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	–	–	(.02)	–
Net Asset Value, End of Period	$10.66	$9.03	$20.02	$17.92
Total Return**	18.05%	18.97%	11.83%	16.06%
Net Assets, End of Period (in thousands)	$14,583	$13,346	$23,232	$22,749
Average Net Assets for the Period (in thousands)	$14,104	$10,379	$23,267	$24,710
Ratio of Gross Expenses to Average Net Assets***(3)	1.24%(4)	1.24%(4)	1.19%	1.20%
Ratio of Net Expenses to Average Net Assets***(3)	1.24%(4)	1.21%(4)	1.19%	1.18%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.04%	(0.46)%	0.38%	0.30%
Portfolio Turnover Rate***	125%	125%	30%	58%

Class S Shares

For a share outstanding during the five-month period ended	Janus Research Fund		Janus Triton Fund
March 31, 2010 (unaudited) and the fiscal period ended October 31, 2009	2010(1)	2009(2)	2010(1)	2009(2)

Net Asset Value, Beginning of Period	$22.46	$19.41	$11.60	$10.26
Income from Investment Operations:
Net investment income/(loss)	.03	–	(.02)	.01
Net gains/(losses) on investments (both realized and unrealized)	3.41	3.05	1.99	1.33
Total from Investment Operations	3.44	3.05	1.97	1.34
Less Distributions:
Dividends (from net investment income)*	(.08)	–	(.02)	–
Distributions (from capital gains)*	–	–	–	–
Total Distributions	(.08)	–	(.02)	–
Net Asset Value, End of Period	$25.82	$22.46	$13.55	$11.60
Total Return**	15.32%	15.71%	16.96%	13.06%
Net Assets, End of Period (in thousands)	$13	$11	$7,643	$3,845
Average Net Assets for the Period (in thousands)	$12	$1	$5,373	$2,245
Ratio of Gross Expenses to Average Net Assets***(3)	1.34%	1.66%	1.31%(4)	1.59%(4)
Ratio of Net Expenses to Average Net Assets***(3)	1.34%	1.47%	1.31%(4)	1.57%(4)
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.36%	(0.24)%	(0.45)%	0.70%
Portfolio Turnover Rate***	72%	83%	34%	50%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from July 6, 2009 (inception date) through October 31, 2009.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.23% and 1.23%, respectively, for the period ended March 31, 2010 and 1.22% and 1.19%, respectively, for the fiscal period ended October 31, 2009 for Janus Orion Fund and 1.31% and 1.31%, respectively, for the period ended March 31, 2010 and 1.59% and 1.57%, respectively, for the fiscal period ended October 31, 2009 for Janus Triton Fund without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

Janus Growth & Core Funds | 155

Financial Highlights  (continued)

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Balanced Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$23.42	$20.58	$27.00	$24.07	$21.62	$20.33
Income from Investment Operations:
Net investment income/(loss)	.28	.36	.59	.59	.43	.42
Net gains/(losses) on investments (both realized and unrealized)	1.77	3.80	(5.58)	2.91	2.45	1.28
Total from Investment Operations	2.05	4.16	(4.99)	3.50	2.88	1.70
Less Distributions and Other:
Dividends (from net investment income)*	(.21)	(.74)	(.59)	(.57)	(.43)	(.41)
Distributions (from capital gains)*	–	(.58)	(.84)	–	–	–
Return of Capital	N/A	–(3)	N/A	N/A	N/A	N/A
Total Distributions and Other	(.21)	(1.32)	(1.43)	(.57)	(.43)	(.41)
Net Asset Value, End of Period	$25.26	$23.42	$20.58	$27.00	$24.07	$21.62
Total Return**	8.78%	21.56%	(19.34)%	14.73%	13.41%	8.43%
Net Assets, End of Period (in thousands)	$2,980,895	$3,438,753	$2,361,537	$2,786,455	$2,478,237	$2,507,307
Average Net Assets for the Period (in thousands)	$3,438,997	$2,749,762	$2,733,572	$2,593,935	$2,499,295	$2,720,829
Ratio of Gross Expenses to Average Net Assets***(4)	0.81%	0.82%	0.79%	0.79%	0.82%	0.80%
Ratio of Net Expenses to Average Net Assets***(4)	0.81%	0.82%	0.79%	0.79%	0.81%	0.79%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	2.39%	2.72%	2.42%	2.34%	1.85%	1.93%
Portfolio Turnover Rate***	71%	158%	109%	60%	50%	47%

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Contrarian Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$11.69	$10.90	$21.19	$17.44	$14.20	$11.74
Income from Investment Operations:
Net investment income/(loss)	(.01)	–	.07	.06	.21	.05
Net gains/(losses) on investments (both realized and unrealized)	2.63	1.22	(9.40)	5.71	3.25	2.44
Total from Investment Operations	2.62	1.22	(9.33)	5.77	3.46	2.49
Less Distributions and Other:
Dividends (from net investment income)*	(.01)	(.05)	(.08)	(.21)	(.04)	(.03)
Distributions (from capital gains)*	–	(.37)	(.88)	(1.81)	(.18)	–
Return of Capital	N/A	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	(.01)	(.43)	(.96)	(2.02)	(.22)	(.03)
Net Asset Value, End of Period	$14.30	$11.69	$10.90	$21.19	$17.44	$14.20
Total Return**	22.38%	12.35%	(46.02)%	36.17%	24.60%	21.19%
Net Assets, End of Period (in thousands)	$1,937,733	$3,655,102	$3,927,985	$8,452,208	$4,002,929	$2,906,324
Average Net Assets for the Period (in thousands)	$3,343,452	$3,398,196	$7,251,667	$6,378,807	$3,511,568	$2,716,329
Ratio of Gross Expenses to Average Net Assets***(4)	0.92%	1.01%(5)	1.01%	0.97%	0.95%	0.93%
Ratio of Net Expenses to Average Net Assets***(4)	0.92%	1.00%(5)	1.00%	0.96%	0.94%	0.93%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.28%	0.02%	0.43%	0.38%	1.41%	0.45%
Portfolio Turnover Rate***	92%	80%	52%	28%	39%	42%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	Return of Capital aggregated less than $.01 on a per share basis.
(4)	See Note 6 in Notes to Financial Statements.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.98% and 0.98%, respectively, in 2009 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

156 | MARCH 31, 2010

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Enterprise Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$42.50	$35.71	$59.39	$45.65	$39.48	$33.73
Income from Investment Operations:
Net investment income/(loss)	(.12)	(.01)	.05	(.01)	(.04)	–
Net gains/(losses) on investments (both realized and unrealized)	7.45	6.80	(23.73)	13.75	6.21	5.75
Total from Investment Operations	7.33	6.79	(23.68)	13.74	6.17	5.75
Less Distributions:
Dividends (from net investment income)*	–	–	–	–	–	–
Distributions (from capital gains)*	–	–	–	–	–	–
Total Distributions	–	–	–	–	–	–
Net Asset Value, End of Period	$49.83	$42.50	$35.71	$59.39	$45.65	$39.48
Total Return**	17.25%	19.01%	(39.87)%	30.10%	15.63%	17.05%
Net Assets, End of Period (in thousands)	$888,454	$1,521,578	$1,397,516	$2,233,224	$1,743,616	$1,703,542
Average Net Assets for the Period (in thousands)	$1,409,260	$1,335,838	$2,025,505	$1,926,163	$1,778,532	$1,728,579
Ratio of Gross Expenses to Average Net Assets***(3)	0.93%	0.99%	0.92%	0.94%	1.00%	0.96%
Ratio of Net Expenses to Average Net Assets***(3)	0.93%	0.98%	0.92%	0.93%	0.99%	0.95%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.33)%	(0.09)%	0.04%	(0.04)%	(0.24)%	(0.30)%
Portfolio Turnover Rate***	20%	41%	69%	32%	40%	28%

Class T Shares

For a share outstanding during the six-month period ended March 31, 2010 (unaudited), the two-	Janus Forty Fund
month fiscal period ended September 30, 2009 and the fiscal period ended July 31, 2009.	2010	2009(4)	2009(5)

Net Asset Value, Beginning of Period	$30.18	$28.95	$25.87
Income from Investment Operations:
Net investment income/(loss)	(.01)	(.09)	.09
Net gains/(losses) on investments (both realized and unrealized)	2.58	1.32	2.99
Total from Investment Operations	2.57	1.23	3.08
Less Distributions:
Dividends (from net investment income)*	–	–	–
Distributions (from capital gains)*	–	–	–
Total Distributions	–	–	–
Net Asset Value, End of Period	$32.75	$30.18	$28.95
Total Return**	8.52%	4.25%	11.91%
Net Assets, End of Period (in thousands)	$6,123	$375	$1
Average Net Assets for the Period (in thousands)	$2,594	$76	$1
Ratio of Gross Expenses to Average Net Assets***(3)	0.93%	0.95%	1.03%
Ratio of Net Expenses to Average Net Assets***(3)	0.93%	0.95%	1.03%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.14)%	(0.80)%	1.38%(6)
Portfolio Turnover Rate***	44%	22%	53%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(5)	Period from July 6, 2009 (inception date) through July 31, 2009.
(6)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.21% for the fiscal period ended July 31, 2009. The adjustment had no impact on total net assets or total return of the class.

Janus Growth & Core Funds | 157

Financial Highlights  (continued)

Class T Shares(1)

For a share outstanding during the five-month period
ended March 31, 2010 (unaudited) and each	Janus Fund
fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$23.95	$20.35	$33.66	$27.43	$24.44	$22.69
Income from Investment Operations:
Net investment income/(loss)	.02	.11	.18	.16	.09	.02
Net gains/(losses) on investments (both realized and unrealized)	3.15	3.76	(13.33)	6.17	2.92	1.73
Total from Investment Operations	3.17	3.87	(13.15)	6.33	3.01	1.75
Less Distributions:
Dividends (from net investment income)*	(.02)	(.27)	(.16)	(.10)	(.02)	–
Distributions (from capital gains)*	–	–	–	–	–	–
Total Distributions	(.02)	(.27)	(.16)	(.10)	(.02)	–
Net Asset Value, End of Period	$27.10	$23.95	$20.35	$33.66	$27.43	$24.44
Total Return**	13.23%	19.35%	(39.24)%	23.12%	12.31%	7.71%
Net Assets, End of Period (in thousands)	$3,898,718	$8,100,358	$7,528,294	$13,038,747	$11,208,629	$11,142,921
Average Net Assets for the Period (in thousands)	$7,295,676	$7,312,389	$10,973,577	$11,816,878	$11,232,055	$12,310,464
Ratio of Gross Expenses to Average Net Assets***(3)	0.87%	0.89%	0.88%	0.88%	0.90%	0.88%
Ratio of Net Expenses to Average Net Assets***(3)	0.87%	0.88%	0.87%	0.87%	0.90%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.11%	0.49%	0.60%	0.52%	0.34%	0.07%
Portfolio Turnover Rate***	41%	60%	95%	32%	69%	78%

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Growth and Income Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$26.47	$21.90	$44.20	$37.36	$33.97	$29.29
Income from Investment Operations:
Net investment income/(loss)	.09	.28	.38	.63	.61	.24
Net gains/(losses) on investments (both realized and unrealized)	3.04	4.56	(17.92)	6.86	3.30	4.66
Total from Investment Operations	3.13	4.84	(17.54)	7.49	3.91	4.90
Less Distributions:
Dividends (from net investment income)*	(.10)	(.27)	(.49)	(.65)	(.52)	(.22)
Distributions (from capital gains)*	–	–	(4.27)	–	–	–
Total Distributions	(.10)	(.27)	(4.76)	(.65)	(.52)	(.22)
Net Asset Value, End of Period	$29.50	$26.47	$21.90	$44.20	$37.36	$33.97
Total Return**	11.82%	22.32%	(43.79)%	20.22%	11.56%	16.79%
Net Assets, End of Period (in thousands)	$1,901,505	$3,622,998	$3,345,701	$7,107,894	$6,780,817	$5,734,941
Average Net Assets for the Period (in thousands)	$3,214,459	$3,231,514	$5,463,501	$6,738,311	$6,677,364	$5,454,668
Ratio of Gross Expenses to Average Net Assets***(3)	0.88%	0.90%	0.87%	0.87%	0.89%	0.88%
Ratio of Net Expenses to Average Net Assets***(3)	0.88%	0.89%	0.86%	0.86%	0.88%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.61%	1.22%	1.17%	1.98%	1.90%	0.68%
Portfolio Turnover Rate***	45%	40%	76%	54%	50%	38%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	See Note 6 in Notes to Financial Statements.

158 | MARCH 31, 2010

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Orion Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006(3)	2005

Net Asset Value, Beginning of Period	$9.03	$7.14	$13.57	$9.49	$7.80	$6.25
Income from Investment Operations:
Net investment income/(loss)	.01	.01	.08	.03	.04	.03
Net gains/(losses) on investments (both realized and unrealized)	1.64	1.95	(6.47)	4.07	1.71	1.52
Total from Investment Operations	1.65	1.96	(6.39)	4.10	1.75	1.55
Less Distributions and Other:
Dividends (from net investment income)*	–	(.06)	(.04)	(.02)	(.06)	–
Distributions (from capital gains)*	–	–	–	–	–	–
Return of Capital	N/A	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	(.07)	(.04)	(.02)	(.06)	–
Net Asset Value, End of Period	$10.68	$9.03	$7.14	$13.57	$9.49	$7.80
Total Return**	18.31%	27.96%	(47.21)%	43.32%	22.58%	24.80%
Net Assets, End of Period (in thousands)	$1,466,675	$3,133,551	$2,694,881	$5,188,347	$3,243,102	$691,401
Average Net Assets for the Period (in thousands)	$2,813,145	$2,600,372	$4,709,077	$3,773,555	$966,223	$590,421
Ratio of Gross Expenses to Average Net Assets***(4)	0.92%(5)	0.97%(5)	0.94%(5)	0.93%	1.00%	1.02%
Ratio of Net Expenses to Average Net Assets***(4)	0.92%(5)	0.96%(5)	0.94%(5)	0.92%	0.99%	1.01%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.18%	0.14%	0.67%	0.34%	0.80%	0.52%
Portfolio Turnover Rate***	125%	125%	144%	24%	63%	68%

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Research Core Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$17.91	$16.02	$30.28	$25.43	$22.15	$18.78
Income from Investment Operations:
Net investment income/(loss)	.06	.13	.25	.14	.11	.11
Net gains/(losses) on investments (both realized and unrealized)	2.08	2.56	(12.10)	4.85	3.24	3.34
Total from Investment Operations	2.14	2.69	(11.85)	4.99	3.35	3.45
Less Distributions:
Dividends (from net investment income)*	(.05)	(.25)	(.22)	(.11)	(.07)	(.08)
Distributions (from capital gains)*	–	(.55)	(2.19)	(.03)	–	–
Total Distributions	(.05)	(.80)	(2.41)	(.14)	(.07)	(.08)
Net Asset Value, End of Period	$20.00	$17.91	$16.02	$30.28	$25.43	$22.15
Total Return**	11.97%	18.35%	(42.21)%	19.71%	15.15%	18.44%
Net Assets, End of Period (in thousands)	$263,494	$554,296	$556,450	$1,142,927	$1,018,315	$720,889
Average Net Assets for the Period (in thousands)	$489,557	$498,688	$889,958	$1,067,882	$955,696	$652,913
Ratio of Gross Expenses to Average Net Assets***(4)	0.88%	0.94%	0.91%	0.87%	0.92%	0.90%
Ratio of Net Expenses to Average Net Assets***(4)	0.88%	0.93%	0.90%	0.87%	0.91%	0.89%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.54%	0.84%	1.01%(6)	0.48%	0.49%	0.50%
Portfolio Turnover Rate***	30%	58%	157%	33%	46%	74%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	Effective October 31, 2006, Janus Olympus Fund merged into Janus Orion Fund.
(4)	See Note 6 in Notes to Financial Statements.
(5)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 0.91% and 0.91%, respectively, in 2010, 0.96% and 0.95%, respectively, in 2009 and 0.93% and 0.92%, respectively, in 2008, without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.
(6)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.02%. The adjustment had no impact on total net assets or total return of the class.

Janus Growth & Core Funds | 159

Financial Highlights  (continued)

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Research Fund
March 31, 2010 (unaudited) and each fiscal year ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$22.49	$18.25	$32.09	$24.19	$22.05	$19.48
Income from Investment Operations:
Net investment income/(loss)	.08	.17	.05	.03	.02	.09
Net gains/(losses) on investments (both realized and unrealized)	3.39	4.23	(13.86)	7.89	2.18	2.51
Total from Investment Operations	3.47	4.40	(13.81)	7.92	2.20	2.60
Less Distributions:
Dividends (from net investment income)*	(.06)	(.16)	(.03)	(.02)	(.06)	(.03)
Distributions (from capital gains)*	–	–	–	–	–	–
Total Distributions	(.06)	(.16)	(.03)	(.02)	(.06)	(.03)
Net Asset Value, End of Period	$25.90	$22.49	$18.25	$32.09	$24.19	$22.05
Total Return**	15.44%	24.29%	(43.08)%	32.76%	10.00%	13.35%
Net Assets, End of Period (in thousands)	$1,402,242	$2,890,078	$2,590,521	$5,006,239	$3,876,997	$4,473,431
Average Net Assets for the Period (in thousands)	$2,566,187	$2,505,457	$4,097,719	$4,266,701	$4,052,013	$4,447,616
Ratio of Gross Expenses to Average Net Assets***(3)	1.05%	1.02%	1.06%	1.01%	0.98%	0.93%
Ratio of Net Expenses to Average Net Assets***(3)	1.04%	1.01%	1.05%	1.00%	0.97%	0.92%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	0.41%	0.59%	0.24%	0.11%	0.11%	0.42%
Portfolio Turnover Rate***	72%	83%	102%	72%	147%	38%

Class T Shares(1)

For a share outstanding during the five-month period ended	Janus Triton Fund
March 31, 2010 (unaudited) and each fiscal year or period ended October 31	2010(2)	2009	2008	2007	2006	2005(4)

Net Asset Value, Beginning of Period	$11.60	$8.89	$17.13	$13.09	$10.86	$10.00
Income from Investment Operations:
Net investment income/(loss)	(.01)	.01	.02	–	.01	–
Net gains/(losses) on investments (both realized and unrealized)	1.99	2.70	(6.36)	4.22	2.27	.86
Total from Investment Operations	1.98	2.71	(6.34)	4.22	2.28	.86
Less Distributions and Other:
Dividends (from net investment income)*	(.02)	–(5)	–	–	(.03)	–
Distributions (from capital gains)*	–	–	(1.90)	(.18)	(.02)	–
Return of Capital	N/A	N/A	–(6)	N/A	N/A	N/A
Total Distributions and Other	(.02)	–	(1.90)	(.18)	(.05)	–
Net Asset Value, End of Period	$13.56	$11.60	$8.89	$17.13	$13.09	$10.86
Total Return**	17.07%	30.55%	(41.05)%	32.57%	21.06%	8.60%
Net Assets, End of Period (in thousands)	$252,985	$315,350	$122,852	$151,888	$111,993	$37,695
Average Net Assets for the Period (in thousands)	$322,615	$193,298	$143,209	$120,057	$105,268	$25,904
Ratio of Gross Expenses to Average Net Assets***(3)	1.02%(7)	1.18%(7)	1.20%(7)	1.13%	1.11%	1.27%
Ratio of Net Expenses to Average Net Assets***(3)	1.02%(7)	1.17%(7)	1.20%(7)	1.11%	1.09%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.05)%	0.06%	(0.23)%	(0.28)%	0.12%	(0.24)%
Portfolio Turnover Rate***	34%	50%	88%	93%	262%	48%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Period from February 25, 2005 (inception date) through October 31, 2005.
(5)	Dividends (from net investment income) aggregated less than $.01 on a per share basis.
(6)	Return of Capital aggregated less than $.01 on a per share basis.
(7)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes any applicable dividends and interest on short positions and may include stock loan fees. The ratios would have been 1.01% and 1.01%, respectively, in 2010, 1.18% and 1.17%, respectively, in 2009 and 1.16% and 1.16%, respectively, in 2008 without the inclusion of any applicable dividends and interest on short positions and any stock loan fees.

160 | MARCH 31, 2010

Class T Shares(1)

For a share outstanding during the five-month period
ended March 31, 2010 (unaudited) and each fiscal year	Janus Twenty Fund
ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$57.00	$46.29	$74.70	$52.93	$47.63	$39.60
Income from Investment Operations:
Net investment income/(loss)	(.12)	.06	.01	.15	.32	.10
Net gains/(losses) on investments (both realized and unrealized)	7.08	10.66	(28.27)	21.94	5.08	7.94
Total from Investment Operations	6.96	10.72	(28.26)	22.09	5.40	8.04
Less Distributions and Other:
Dividends (from net investment income)*	–	–	(.15)	(.32)	(.10)	(.01)
Distributions (from capital gains)*	–	–	–	–	–	–
Return of Capital	N/A	(.01)	N/A	N/A	N/A	N/A
Total Distributions and Other	–	(.01)	(.15)	(.32)	(.10)	(.01)
Net Asset Value, End of Period	$63.96	$57.00	$46.29	$74.70	$52.93	$47.63
Total Return**	12.21%	23.16%	(37.91)%	41.95%	11.35%	20.31%
Net Assets, End of Period (in thousands)	$4,493,461	$9,016,257	$7,671,239	$12,769,465	$9,582,463	$9,612,503
Average Net Assets for the Period (in thousands)	$7,991,977	$7,846,950	$11,801,120	$10,355,207	$9,511,589	$9,458,921
Ratio of Gross Expenses to Average Net Assets***(3)	0.87%	0.86%	0.85%	0.88%(4)	0.88%(4)	0.86%
Ratio of Net Expenses to Average Net Assets***(3)	0.87%	0.86%	0.84%	0.88%(4)	0.87%(4)	0.86%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.25)%	(0.10)%	(0.07)%(5)	0.22%	0.60%	0.21%
Portfolio Turnover Rate***	46%	32%	42%	20%	41%	44%

Class T Shares(1)

For a share outstanding during the five-month period
ended March 31, 2010 (unaudited) and each fiscal year	Janus Venture Fund
ended October 31	2010(2)	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$38.68	$29.82	$79.09	$65.75	$56.82	$51.57
Income from Investment Operations:
Net investment income/(loss)	(.33)	–	.07	(.02)	(.06)	–
Net gains/(losses) on investments (both realized and unrealized)	8.55	8.86	(34.87)	20.85	11.92	5.25
Total from Investment Operations	8.22	8.86	(34.80)	20.83	11.86	5.25
Less Distributions and Other:
Dividends (from net investment income)*	–	–	–	–	–	–
Distributions (from capital gains)*	–	–	(14.47)	(7.49)	(2.93)	–
Return of Capital	N/A	N/A	–(6)	N/A	N/A	N/A
Total Distributions and Other	–	–	(14.47)	(7.49)	(2.93)	–
Net Asset Value, End of Period	$46.90	$38.68	$29.82	$79.09	$65.75	$56.82
Total Return**	21.25%	29.71%	(52.62)%	34.68%	21.69%	10.18%
Net Assets, End of Period (in thousands)	$214,792	$921,384	$760,880	$1,764,166	$1,398,455	$1,293,150
Average Net Assets for the Period (in thousands)	$769,160	$776,334	$1,268,992	$1,549,495	$1,353,079	$1,367,775
Ratio of Gross Expenses to Average Net Assets***(3)	0.90%(4)	0.93%(4)	0.90%(4)	0.88%	0.91%	0.87%
Ratio of Net Expenses to Average Net Assets***(3)	0.90%(4)	0.93%(4)	0.90%(4)	0.87%	0.91%	0.87%
Ratio of Net Investment Income/(Loss) to Average Net Assets***	(0.47)%	(0.48)%	(0.46)%	(0.49)%	(0.55)%	(0.64)%
Portfolio Turnover Rate***	28%	40%	31%	57%	55%	63%

*	See Note 5 in Notes to Financial Statements.
**	Total return not annualized for periods of less than one full year.
***	Annualized for periods of less than one full year.
(1)	Formerly named Class J Shares.
(2)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(3)	See Note 6 in Notes to Financial Statements.
(4)	Ratio of Gross Expenses to Average Net Assets and Ratio of Net Expenses to Average Net Assets includes dividends and interest on short positions and may include stock loan fees. The ratio would be 0.86% and 0.86%, respectively, in 2007 and 0.87% and 0.87%, respectively, in 2006 for Janus Twenty Fund and 0.88% and 0.88%, respectively, in 2010, 0.91% and 0.91%, respectively, in 2009 and 0.89% and 0.89%, respectively, in 2008 for Janus Venture Fund without the inclusion of dividends and interest on short positions and any stock loan fees.
(5)	As a result in the recharacterization of dividend income to return of capital, the Ratio of Net Investment Income/(Loss) to Average Net Assets has been reduced by 0.09% for Class T Shares (formerly named Class J Shares). The adjustment had no impact on total net assets or total return of the class.
(6)	Return of Capital aggregated less than $.01 on a per share basis.

Janus Growth & Core Funds | 161

Notes to Schedules of Investments (unaudited)

Balanced Index	An internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and Barclays Capital U.S. Government/Credit Bond Index (45%).

Barclays Capital U.S. Aggregate Bond Index	An unmanaged market value weighted index for U.S. dollar-denominated investment-grade debt issues, including government, corporate, mortgage-backed, and asset-backed securities with maturities of at least one year.

Barclays Capital U.S. Government/Credit Bond Index	Composed of all bonds that are investment grade with at least one year until maturity.

Core Growth Index	An internally calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%).

Lipper Large-Cap Core Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Large-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Mid-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Lipper Mixed-Asset Target Allocation Moderate Funds	Funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Lipper Multi-Cap Core Funds	Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating more than 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds	Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating more than 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Growth Funds	Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500

162 | MARCH 31, 2010

Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Morgan Stanley Capital International All Country World IndexSM	An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Russell 1000® Growth Index	Measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 2000® Growth Index	Measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index	Measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2500TMGrowth Index	Measures the performance of those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Growth Index	Measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Russell Midcap® Growth Index	Measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. Equity performance.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

HOLDRs	Holding Company Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

ULC	Unlimited Liability Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.

Janus Growth & Core Funds | 163

Notes to Schedules of Investments (unaudited) (continued)

∞  Schedule of Fair Valued Securities (as of March 31, 2010)

		Value as a %
	Value	of Net Assets

Janus Venture Fund
Digital Domain – Private Placement	$3,037,965	0.3%
Genius Products, Inc.	48,015	0.0%
Genius Products, Inc., 5.0000% – expires 12/31/10	2,000,000	0.2%
Genius Products, Inc. – Private Placement	3,088,705	0.3%
Lantronix, Inc. – expires 2/9/11	1	0.0%
Motorcar Parts of America, Inc. – Private Placement – expires 5/17/12	769	0.0%
Pokertek, Inc. – Private Placement – expires 4/23/12	28,161	0.0%

	$8,203,616	0.8%

Securities are valued at “fair value” pursuant to procedures adopted by the Funds’ Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2010)

	Acquisition	Acquisition		Value as a
	Date	Cost	Value	% of Net Assets

Janus Venture Fund
Digital Domain – Private Placement	7/26/07	$7,291,119	$3,037,965	0.3%
Genius Products, Inc.	12/5/05-11/16/07	8,594,480	48,015	0.0%
Genius Products, Inc., 5.0000% – expires 12/31/10	2/19/09	2,000,000	2,000,000	0.2%
Genius Products, Inc. – Private Placement	5/1/09	37,439	3,088,705	0.3%
Motorcar Parts of America, Inc. – Private Placement – expires 5/17/12	5/17/07	198,682	769	0.0%
Pokertek, Inc. – Private Placement – expires 4/23/12	4/23/07	712,613	28,161	0.0%
		$18,834,333	$8,203,615	0.8%

The Fund has registration rights for certain restricted securities held as of March 31, 2010. The issuer incurs all registration costs.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2010.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/10

Janus Contrarian Fund
St. Joe Co.	–	$–	–	$–	$–	$–	$287,867,186
Vail Resorts, Inc.	–	–	–	–	–	–	119,080,931

	–	$–	–	$–	$–	$–	$406,948,117

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/10

Janus Orion Fund
Pacific Sunwear of California, Inc.	4,915,170	$18,619,198	–	$–	$–	$–	$26,099,553
Wesco International, Inc.	1,933,295	54,508,466	–	–	–	–	110,937,152

	6,848,465	$73,127,664	–	$–	$–	$–	$137,036,705

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 3/31/10

Janus Venture Fund
Century Casinos, Inc.	–	$–	485,624	$1,127,274	$(9,817)	$–	$2,413,780
Genius Products, Inc. – Private Placement	–	–	–	–	–	–	3,088,705
Health Grades, Inc.	–	–	–	–	–	–	10,431,576
Horizon Lines, Inc. – Class A	–	–	–	–	–	267,365	9,090,420
inContact, Inc.	–	–	–	–	–	–	4,565,979
Information Services Group, Inc.	–	–	–	–	–	–	6,687,259
LivePerson, Inc.	–	–	–	–	–	–	24,087,021
NaviSite, Inc.	–	–	–	–	–	–	9,520,614
Sturm Ruger and Co., Inc.	–	–	988,405	10,071,359	(29,508)	94,887	–
Ultimate Software Group, Inc.	–	–	70,700	2,122,324	(1,441)	–	39,274,752

	–	$–	1,544,729	$13,320,957	$(40,766)	$362,252	$109,160,106

164 | MARCH 31, 2010

The following is a summary of the inputs that were used to value the Funds’ investments in securities and other financial instruments as of March 31, 2010. See Notes to Financial Statements for more information.

Valuation Inputs Summary (as of March 31, 2010)

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Balanced Fund
Common Stock
Aerospace and Defense	$45,376,458	$35,415,947	$–
Agricultural Chemicals	24,333,580	65,356,974	–
Cellular Telecommunications	–	19,938,872	–
Commercial Banks	39,985,490	53,389,934	–
Diversified Banking Institutions	170,601,380	75,115,401	–
Medical – Drugs	218,396,379	2,114,536	–
Oil Companies – Integrated	121,688,197	62,863,852	–
Power Converters and Power Supply Equipment	–	9,803,836	–
All Other	2,391,208,167	–	–

Corporate Bonds	–	1,691,568,188	–

Preferred Stock	–	16,475,019	–

U.S. Treasury Notes/Bonds	–	438,338,381	–

Money Market	–	191,577,723	–

Total Investments in Securities	$3,011,589,651	$2,661,958,663	$–

Investments in Securities:
Janus Contrarian Fund
Common Stock
Commercial Banks	$200,350,226	$83,751,951	$–
Medical – Drugs	65,321,312	46,967,237	–
Medical – Generic Drugs	217,796,836	43,650,729	–
Power Converters and Power Supply Equipment	–	3,780,340	–
All Other	3,681,598,650	–	–

Corporate Bond	–	30,294,348	–

Money Market	–	96,574,956	–

Total Investments in Securities	$4,165,067,024	$305,019,561	$–

Investments in Securities:
Janus Enterprise Fund
Common Stock
Aerospace and Defense	$20,013,848	$20,043,738	$–
Airlines	–	36,209,350	–
Medical – Drugs	11,310,261	21,492,406	–
All Other	2,420,153,985	–	–

Money Market	–	80,891,615	–

Total Investments in Securities	$2,451,478,094	$158,637,109	$–

Investments in Securities:
Janus Forty Fund
Common Stock
Cellular Telecommunications	$–	$44,167,309	$–
Diversified Minerals	–	101,064,754	–
Oil Companies – Integrated	57,771,057	192,991,064	–
All Other	5,864,759,834	–	–

Money Market	–	549,400,286	–

Total Investments in Securities	$5,922,530,891	$887,623,413	$–

Investments in Securities:
Janus Fund
Common Stock
Oil Companies – Integrated	$–	$133,176,761	$–
All Other	8,849,645,012	–	–

Money Market	–	195,610,261	–

Total Investments in Securities	$8,849,645,012	$328,787,022	$–

Janus Growth & Core Funds | 165

Notes to Schedules of Investments (unaudited) (continued)

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Growth and Income Fund
Common Stock
Aerospace and Defense	$61,062,469	$46,331,931	$–
Agricultural Chemicals	31,329,811	87,355,532	–
Cellular Telecommunications	–	25,890,445	–
Commercial Banks	47,161,991	64,079,808	–
Diversified Banking Institutions	212,375,527	80,613,422	–
Oil Companies – Integrated	144,374,153	76,277,261	–
Power Converters and Power Supply Equipment	–	14,671,650	–
All Other	2,829,108,891	–	–

Corporate Bonds	–	79,439,681	–

Preferred Stock	–	35,099,480	–

U.S. Treasury Notes/Bonds	–	85,752,634	–

Money Market	–	65,811,736	–

Total Investments in Securities	$3,325,412,842	$661,323,580	$–

Investments in Securities:
Janus Orion Fund
Common Stock
Oil and Gas Drilling	$–	$55,345,841	$–
All Other	3,607,409,999	–	–

Money Market	–	57,547,468	–

Total Investments in Securities	$3,607,409,999	$112,893,309	$–

Investments in Securities:
Janus Research Core Fund
Common Stock
Airlines	$–	$11,639,356	$–
Commercial Banks	–	5,914,377	–
Oil Companies – Integrated	9,666,888	10,133,532	–
All Other	587,974,383	–	–

Money Market	–	1,111,000	–

Total Investments in Securities	$597,641,271	$28,798,265	$–

Investments in Securities:
Janus Research Fund
Common Stock
Diversified Minerals	$–	$31,166,905	$–
Oil Companies – Integrated	42,594,452	9,634,176	–
All Other	3,127,071,057	–	–

Money Market	–	26,776,631	–

Total Investments in Securities	$3,169,665,509	$67,577,712	$–

Investments in Securities:
Janus Triton Fund
Common Stock	$466,209,758	$–	$–

Money Market	–	46,463,392	–

Total Investments in Securities	$466,209,758	$46,463,392	$–

Investments in Securities:
Janus Twenty Fund
Common Stock
Cellular Telecommunications	$–	$71,230,597	$–
Diversified Minerals	–	179,187,245	–
Oil Companies – Integrated	88,437,437	293,898,261	–
All Other	9,042,902,621	–	–

Money Market	–	179,672,000	–

Total Investments in Securities	$9,131,340,058	$723,988,103	$–

166 | MARCH 31, 2010

		Level 2 – Other Significant	Level 3 – Significant
	Level 1 – Quoted Prices	Observable Inputs(a)	Unobservable Inputs

Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming	$17,992,483	$–	$3,136,720
Diversified Operations	5,894,142	–	3,037,965
Hotels and Motels	2,857,322	10,627,276	–
Medical Labs and Testing Services	17,421,374	3,609,635	–
All Other	1,020,578,819	–	–

Promissory Note	–	–	2,000,000

Warrants	–	28,931	–

Total Investments in Securities	$1,064,744,140	$14,265,842	$8,174,685

Investments in Purchased Options:
Janus Contrarian Fund	$515,742	$95,659,371	$–
Janus Forty Fund	–	14,276	–
Janus Fund	–	454,084	–
Janus Orion Fund	–	1,994,105	–
Janus Twenty Fund	–	21,441	–

Investments in Securities Sold Short:
Janus Orion Fund	$(141,811,850)	$–	$–
Janus Triton Fund	(1,692,629)	–	–
Janus Venture Fund	(5,187,569)	–	–

Other Financial Instruments(b):
Janus Balanced Fund	$–	$1,854,886	$–
Janus Contrarian Fund	–	(36,727,637)	–
Janus Enterprise Fund	–	157,211	–
Janus Fund	–	12,783,780	–
Janus Growth and Income Fund	–	488,289	–
Janus Orion Fund	–	(360,439)	–
Janus Research Core Fund	–	721,412	–
Janus Research Fund	–	4,034,401	–

(a)	Includes fair value factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the five-month period ended March 31, 2010)

				Change in
	Balance	Accrued		Unrealized	Net	Transfers In	Balance
	as of	Discounts/	Realized	Appreciation/	Purchases	and/or	as of
	October 31, 2009	Premiums	Gain/(Loss)	(Depreciation)(a)	/(Sales)	Out of Level 3	March 31, 2010

Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming	$3,136,720	$–	$–	$–	$–	$–	$3,136,720
Diversified Operations	7,291,116	–	–	(4,253,151)	–	–	3,037,965
Promissory Note
Broadcast Services and Programming	2,000,000	–	–	–	–	–	2,000,000

(a)	Included in “Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statements of Operations.

Janus Growth & Core Funds | 167

Notes to Schedules of Investments (unaudited) (continued)

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2010 is noted below.

Fund	Aggregate Value

Janus Balanced Fund	$853,629,901
Janus Contrarian Fund	1,168,559,166
Janus Enterprise Fund	160,376,032
Janus Fund	1,446,118,363
Janus Growth and Income Fund	815,879,300
Janus Orion Fund	890,090,149
Janus Research Core Fund	97,310,275
Janus Research Fund	582,716,483
Janus Triton Fund	6,241,228
Janus Venture Fund	12,483,750

168 | MARCH 31, 2010

Notes to Financial Statements (unaudited)

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Financial Statements explain the methods used in preparing and presenting this report.

1.	Organization and Significant Accounting Policies

Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund and Janus Venture Fund (individually, a “Fund” and collectively, the “Funds”) are series funds. The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On November 1, 2009, all of the Funds, except Janus Forty Fund, changed their fiscal year end from October 31 to September 30. Accordingly, these financial statements include information for the five-month period from November 1, 2009 to March 31, 2010. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. The Funds invest primarily in equity securities. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Contrarian Fund, Janus Forty Fund, Janus Orion Fund and Janus Twenty Fund, which are classified as nondiversified.

Each Fund in this report offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Class A Shares and Class C Shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. The maximum purchase in Class C Shares is $500,000 for any single purchase.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009 and to immediate family members or members of the same household of an eligible individual investor. The Shares are not offered through financial intermediaries.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, and bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus Capital Management LLC (“Janus Capital”) or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, and certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus Capital or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation
Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable

Janus Growth & Core Funds | 169

Notes to Financial Statements (unaudited) (continued)

exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general expenses, which may be allocated pro rata to each Fund. Each class of shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translations
The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividend Distributions
Dividends of net investment income for Janus Balanced Fund and Janus Growth and Income Fund are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Funds generally declare and distribute dividends of net investment income and realized capital gains (if any) annually. The majority of dividends and capital gains distributions from the Funds may be automatically reinvested into additional shares of that Fund, based on the discretion of the shareholder.

The Funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the

170 | MARCH 31, 2010

REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

In accordance with the Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions of “Income Taxes.” These provisions require an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statements of Operations.

These provisions require management of the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the five- or six-month period ended March 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Restricted Cash
As of March 31, 2010, Janus Contrarian Fund and Janus Orion Fund had restricted cash in the amounts of $11,630,000 and $140,000, respectively. The restricted cash represents collateral received in relation to options contracts invested in by the Funds at March 31, 2010. The restricted cash is held at the Fund’s custodian, State Street Bank and Trust Company. The carrying value of the restricted cash approximates fair value.

Valuation Inputs Summary
In accordance with FASB guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2010 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a

Janus Growth & Core Funds | 171

Notes to Financial Statements (unaudited) (continued)

transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the “Valuation Inputs Summary” in the Notes to Schedules of Investments. Management believes applying this guidance does not have a material impact on the financial statements.

2.	Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and index risk.

Derivatives may generally be traded over-the-counter (“OTC”) or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased counterparty credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Equity-Linked Structured Notes
The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in “Net realized gain/(loss) from investment

172 | MARCH 31, 2010

and foreign currency transactions” on the Statements of Operations (if applicable).

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a contract is closed, a realized gain or loss is recorded as “Net realized gain/(loss) from futures contracts” on the Statements of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts
An options contract provides the purchaser with the right, but not the obligation to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use option contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which

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Notes to Financial Statements (unaudited) (continued)

the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded over-the-counter expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable). Options written are reported as a liability on the Statements of Assets and Liabilities as “Options written at value” (if applicable).

Realized gains and losses are reported as “Net realized gain/(loss) from options contracts” on the Statements of Operations (if applicable).

The following Funds recognized realized gains/(losses) from written options contracts during the five-month period ended March 31, 2010 as indicated in the tables below:

Fund	Gains/(Losses)

Janus Contrarian Fund	$5,294,185
Janus Fund	466,488
Janus Orion Fund	8,743,165
Janus Venture Fund	739,498

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the five-month period ended March 31, 2010 is indicated in the table below:

	Number of	Premiums
Call Options	Contracts	Received

Janus Contrarian Fund
Options outstanding at October 31, 2009	–	$–
Options written	217,871	23,521,445
Options closed	(87,428)	(5,860,044)
Options expired	–	–
Options exercised	(19,192)	(1,235,213)

Options outstanding at March 31, 2010	111,251	$16,426,188

	Number of	Premiums
Put Options	Contracts	Received

Janus Contrarian Fund
Options outstanding at October 31, 2009	73,645	$10,649,067
Options written	1,153,573	89,725,724
Options closed	(463,013)	(29,969,331)
Options expired	(233,907)	(13,397,699)
Options exercised	(10,157)	(1,285,004)

Options outstanding at March 31, 2010	520,141	$55,722,757

	Number of	Premiums
Call Options	Contracts	Received

Janus Fund
Options outstanding at October 31, 2009	4,284	$2,729,223
Options written	9,468	466,488
Options closed	–	–
Options expired	(9,468)	(466,488)
Options exercised	(4,284)	(2,729,223)

Options outstanding at March 31, 2010	–	$–

	Number of	Premiums
Put Options	Contracts	Received

Janus Fund
Options outstanding at October 31, 2009	–	$–
Options written	807	484,200
Options closed	–	–
Options expired	–	–
Options exercised	–	–

Options outstanding at March 31, 2010	807	$484,200

	Number of	Premiums
Call Options	Contracts	Received

Janus Orion Fund
Options outstanding at October 31, 2009	8,670	$2,408,117
Options written	52,424	5,030,974
Options closed	(32,231)	(3,424,411)
Options expired	(7,680)	(1,476,273)
Options exercised	(16,043)	(1,800,817)

Options outstanding at March 31, 2010	5,140	$737,590

	Number of	Premiums
Put Options	Contracts	Received

Janus Orion Fund
Options outstanding at October 31, 2009	31,359	$3,946,130
Options written	9,755,108	8,398,308
Options closed	(4,818,910)	(250,653)
Options expired	(4,911,972)	(8,734,858)
Options exercised	(2,053)	(168,346)

Options outstanding at March 31, 2010	53,532	$3,190,581

174 | MARCH 31, 2010

	Number of	Premiums
Call Options	Contracts	Received

Janus Venture Fund
Options outstanding at October 31, 2009	1,000	$95,000
Options written	3,500	223,567
Options closed	–	–
Options expired	(4,000)	(265,998)
Options exercised	(500)	(52,569)

Options outstanding at March 31, 2010	–	$–

	Number of	Premiums
Put Options	Contracts	Received

Janus Venture Fund
Options outstanding at October 31, 2009	3,000	$415,000
Options written	9,500	797,000
Options closed	(2,000)	(283,000)
Options expired	(10,500)	(929,000)
Options exercised	–	–

Options outstanding at March 31, 2010	–	$–

Other Options
In addition to the option strategies described above, the Funds may purchase and sell a variety of options with non-standard payout structures or other features (“exotic options”). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Fund’s net assets, when combined with all other illiquid investments of a Fund. The Funds may use exotic options to the extent that they are consistent with the Funds’ investment objectives and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap contracts of the Funds are reported as an asset or liability on the Statements of Assets and Liabilities (if applicable). Realized gains and losses of the Funds are reported in “Net realized gain/(loss) from swap contracts” on the Statements of Operations (if applicable).

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds’ maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps (“CDXs”) or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit

Janus Growth & Core Funds | 175

Notes to Financial Statements (unaudited) (continued)

derivatives markets. A fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with FASB guidance, the Funds adopted the provisions for “Derivatives and Hedging”, which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Fair Value of Derivative Instruments as of March 31, 2010

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Balanced Fund
Foreign Exchange Contracts	Forward currency contracts	$2,758,393	Forward currency contracts	$903,507

Total		$2,758,393		$903,507

Derivatives not accounted	Asset Derivatives		Liability Derivatives
for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Contrarian Fund
Equity Contracts	Unaffiliated investments at value	$96,175,113	Options written, at value	$44,183,841
Foreign Exchange Contracts	Forward currency contracts	8,326,833	Forward currency contracts	870,629

Total		$104,501,946		$45,054,470

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Enterprise Fund
Foreign Exchange Contracts	Forward currency contracts	$593,830	Forward currency contracts	$436,619

Total		$593,830		$436,619

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Forty Fund
Equity Contracts	Unaffiliated investments at value	$14,276	Options written, at value	$–

Total		$14,276		$–

Derivatives not accounted for	Asset Derivatives		Liability Derivatives
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Fund
Equity Contracts	Unaffiliated investments at value	$454,084	Options written, at value	$91,068
Foreign Exchange Contracts	Forward currency contracts	14,655,628	Forward currency contracts	1,780,780

Total		$15,109,712		$1,871,848

176 | MARCH 31, 2010

Derivatives not accounted for	Asset Derivatives		Liability Derivatives
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Growth and Income Fund
Foreign Exchange Contracts	Forward currency contracts	$1,808,713	Forward currency contracts	$1,320,424

Total		$1,808,713		$1,320,424

Derivatives not accounted for	Asset Derivatives		Liability Derivatives
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Orion Fund
Equity Contracts	Unaffiliated investments at value	$1,994,105	Options written, at value	$3,251,237
Foreign Exchange Contracts	Forward currency contracts	5,083,437	Forward currency contracts	2,192,638

Total		$7,077,542		$5,443,875

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Research Core Fund
Foreign Exchange Contracts	Forward currency contracts	$774,714	Forward currency contracts	$53,302

Total		$774,714		$53,302

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Research Fund
Foreign Exchange Contracts	Forward currency contracts	$4,661,935	Forward currency contracts	$627,534

Total		$4,661,935		$627,534

Derivatives not accounted for as	Asset Derivatives		Liability Derivatives
hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Janus Twenty Fund
Equity Contracts	Unaffiliated investments at value	$21,441	Options, written at value	$–

Total		$21,441		$–

The effect of Derivative Instruments on the Statements of Operations for the period ended March 31, 2010

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Balanced Fund

Equity Contracts	$(1,656,828)	$–	$–	$–	$(1,656,828)

Foreign Exchange Contracts	–	–	–	7,478,322	7,478,322

Total	$(1,656,828)	$–	$–	$7,478,322	$5,821,494

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Balanced Fund

Foreign Exchange Contracts	$–	$–	$–	$2,314,376	$2,314,376

Total	$–	$–	$–	$2,314,376	$2,314,376

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Contrarian Fund

Equity Contracts	$–	$–	$(13,780,245)	$–	$(13,780,245)

Foreign Exchange Contracts	–	–	–	9,631,349	9,631,349

Total	$–	$–	$(13,780,245)	$9,631,349	$(4,148,896)

Janus Growth & Core Funds | 177

Notes to Financial Statements (unaudited) (continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Contrarian Fund

Equity Contracts	$–	$–	$40,248,104	$–	$40,248,104

Foreign Exchange Contracts	–	–	–	10,968,222	10,968,222

Total	$–	$–	$40,248,104	$10,968,222	$51,216,326

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Enterprise Fund

Foreign Exchange Contracts	$–	$–	$–	$1,117,787	$1,117,787

Total	$–	$–	$–	$1,117,787	$1,117,787

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Enterprise Fund

Foreign Exchange Contracts	$–	$–	$–	$661,937	$661,937

Total	$–	$–	$–	$661,937	$661,937

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Forty Fund

Equity Contracts	$–	$–	$(2,108,282)	$–	$(2,108,282)

Total	$–	$–	$(2,108,282)	$–	$(2,108,282)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Fund

Equity Contracts	$–	$–	$466,488	$–	$466,488

Foreign Exchange Contracts	–	–	–	34,410,757	34,410,757

Total	$–	$–	$466,488	$34,410,757	$34,877,246

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Fund

Equity Contracts	$–	$–	$(2,199,267)	$–	$(2,199,267)

Foreign Exchange Contracts	–	–	–	16,304,902	16,304,902

Total	$–	$–	$(2,199,267)	$16,304,902	$14,105,635

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Growth and Income Fund

Foreign Exchange Contracts	$–	$–	$–	$8,304,056	$8,304,056

Total	$–	$–	$–	$8,304,056	$8,304,056

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Growth and Income Fund

Foreign Exchange Contracts	$–	$–	$–	$2,249,794	$2,249,794

Total	$–	$–	$–	$2,249,794	$2,249,794

178 | MARCH 31, 2010

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Orion Fund

Equity Contracts	$(4,336,002)	$2,586,305	$4,236,927	$–	$2,487,229

Foreign Exchange Contracts	–	–	–	9,120,170	9,120,170

Total	$(4,336,002)	$2,586,305	$4,236,927	$9,120,170	$11,607,399

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Orion Fund

Equity Contracts	$(2,190,141)	$3,707,795	$847,866	$–	$2,365,520

Foreign Exchange Contracts	–	–	–	5,708,439	5,708,439

Total	$(2,190,141)	$3,707,795	$847,866	$5,708,439	$8,073,959

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Core Fund

Foreign Exchange Contracts	$–	$–	$–	$1,422,676	$1,422,676

Total	$–	$–	$–	$1,422,676	$1,422,676

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Core Fund

Foreign Exchange Contracts	$–	$–	$–	$898,592	$898,592

Total	$–	$–	$–	$898,592	$898,592

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Fund

Foreign Exchange Contracts	$–	$–	$–	$6,753,378	$6,753,378

Total	$–	$–	$–	$6,753,378	$6,753,378

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Research Fund

Foreign Exchange Contracts	$–	$–	$–	$5,559,242	$5,559,242

Total	$–	$–	$–	$5,559,242	$5,559,242

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Twenty Fund

Equity Contracts	$–	$–	$(3,166,353)	$–	$(3,166,353)

Total	$–	$–	$(3,166,353)	$–	$(3,166,353)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Venture Fund

Equity Contracts	$–	$–	$739,498	$–	$739,498

Total	$–	$–	$739,498	$–	$739,498

Janus Growth & Core Funds | 179

Notes to Financial Statements (unaudited) (continued)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Forward Currency Contracts	Total

Janus Venture Fund

Equity Contracts	$–	$–	$647,545	$–	$647,545

Total	$–	$–	$647,545	$–	$647,545

Please see the Funds’ Statements of Operations for the Funds’ “Net Realized and Unrealized Gain/(Loss) on Investments.”

The value of derivative instruments at period end and the effect of derivatives on the Statements of Operations are indicative of the Funds’ volumes throughout the period.

3.	Other investments and strategies

Additional Investment Risk
The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund’s ability to achieve its investment objective. The market’s behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans
Certain Funds, particularly Janus Balanced Fund, may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund’s exposure to counterparty risk in respect to financial assets approximates their carrying value as recorded on the Fund’s Statement of Assets and Liabilities.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balances are

180 | MARCH 31, 2010

invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds
The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes
The Funds may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds’ total returns. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans
Janus Balanced Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically and are tied to a benchmark lending rate such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings
The Funds may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Fund may not experience similar performance as its assets grow.

Interfund Lending
As permitted by the Securities and Exchange Commission (“SEC”), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund’s total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities
The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and

Janus Growth & Core Funds | 181

Notes to Financial Statements (unaudited) (continued)

credit of the U.S. Government. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and the Funds’ return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest changes and causing its price to decline.

Restricted Security Transactions
Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending
Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Deutsche Bank AG (the “Lending Agent”) may also invest the cash collateral in investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds’ direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the Funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

182 | MARCH 31, 2010

Short Sales
The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

When-Issued Securities
Janus Balanced Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

4.	Investment Advisory Agreements and Other Transactions with Affiliates

Each Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The following table reflects certain Funds’ “base” fee rates prior to any performance adjustment and certain Funds’ contractual investment advisory fee rates (expressed as an annual rate).

	Average Daily	Contractual Investment
	Net Assets	Advisory Fee/Base
Fund	of the Fund	Fee (%) (annual rate)

Janus Balanced Fund	All Asset Levels	0.55
Janus Contrarian Fund	N/A	0.64
Janus Enterprise Fund	All Asset Levels	0.64
Janus Forty Fund	All Asset Levels	0.64
Janus Fund	All Asset Levels	0.64
Janus Growth and Income Fund	All Asset Levels	0.62
Janus Orion Fund	All Asset Levels	0.64
Janus Research Core Fund	All Asset Levels	0.60
Janus Research Fund	N/A	0.64
Janus Triton Fund	All Asset Levels	0.64
Janus Twenty Fund	All Asset Levels	0.64
Janus Venture Fund	All Asset Levels	0.64

For Janus Contrarian Fund and Janus Research Fund, the investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index, as shown below:

Fund	Benchmark Index

Janus Contrarian Fund	S&P 500® Index
Janus Research Fund	Russell 1000® Growth Index

Only the base fee rate applied until February 2007 for each of Janus Contrarian Fund and Janus Research Fund,

Janus Growth & Core Funds | 183

Notes to Financial Statements (unaudited) (continued)

at which time the calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by each of the Funds listed above consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment is made until a Fund’s performance-based fee structure has been in effect for at least 12 months. When a Fund’s performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period is equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any applicable Performance Adjustments began February 2007 for each of Janus Contrarian Fund and Janus Research Fund.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward performance adjustment for every full 0.50% increment by which a Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, a Fund calculated its Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of its benchmark index. For periods beginning July 6, 2009, the investment performance of a Fund’s load-waived Class A Shares for the performance measurement period is used to calculate the Performance Adjustment. Because the Performance Adjustment is based on a rolling 36-month performance measurement period, calculations based solely on the performance of a Fund’s load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. Until that time, the Fund’s performance will be compared to a blended investment performance record that includes the Fund’s Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund’s load-waived Class A Shares for the remainder of the period. After Janus Capital determines whether a particular Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of the Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

184 | MARCH 31, 2010

The Funds’ prospectuses and statements of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statements of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment.

During the five-month period ended March 31, 2010, the following Funds recorded a Performance Adjustment as indicated in the table below:

Performance
Fund	Adjustment

Janus Contrarian Fund	$213,835
Janus Research Fund	1,563,816

Prior to February 16, 2010, certain Funds paid Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital and the Funds’ transfer agent, an asset-weighted averaged annual fee based on the proportion of Fund’s total net assets sold directly and the proportion of Fund’s net assets sold through intermediaries for Class D Shares. The applicable fee rates were 0.12% of net assets on the proportion of assets sold directly and 0.25% on the proportion of assets sold through intermediaries for Class D Shares.

In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds. Certain intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries.

Class D Shares of certain Funds pay an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of certain Funds for shareholder services provided by Janus Services LLC.

Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of the Funds, as applicable, for providing or arranging for the provision of, administrative services including but not limited to, recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of investors in Class R Shares and Class S Shares of the Funds, as applicable. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, and other financial intermediaries for providing these services.

Janus Services receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class T Shares of the Funds for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of the shareholders of these Funds. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Janus Services expects to use some or all of this fee to compensate intermediaries for providing these services to their customers who invest in these Funds. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to these Funds.

Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, is the distributor of the Funds. The Funds have adopted a Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Class A Shares average daily net assets, of up to 1.00% of the Class C Shares average daily net assets, of up to 0.50% of the Class R Shares average daily net assets, and of up to 0.25% of the Class S Shares average daily net assets. Payments under the Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred by the Funds. If any of a Fund’s actual distribution and shareholder service expenses incurred during a calendar year is less than the payments made during a calendar year, the Fund will be reimbursed for the difference.

Janus Capital has agreed until at least February 16, 2011 to reimburse certain Funds by the amount, if any, that such Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, class-specific distribution and shareholder servicing fees applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, the administrative fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes and extraordinary expenses (including, but not limited to, acquired fund fees and expenses), exceed the annual rates noted below. If applicable, amounts reimbursed to the Funds by Janus

Janus Growth & Core Funds | 185

Notes to Financial Statements (unaudited) (continued)

Capital are disclosed as “Excess Expense Reimbursement” on the Statements of Operations.

Expense
Fund	Limit (%)

Janus Balanced Fund	0.76
Janus Contrarian Fund	0.89
Janus Enterprise Fund	0.90
Janus Forty Fund	0.78
Janus Fund	0.78
Janus Growth and Income Fund	0.73
Janus Orion Fund	0.90
Janus Research Core Fund	0.66
Janus Triton Fund	1.05

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Funds as unrealized appreciation/(depreciation) and is shown as of March 31, 2010 on the Statements of Assets and Liabilities as an asset, “Non-interested Trustees’ deferred compensation,” and a liability, “Non-interested Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation” on the Statements of Assets and Liabilities. Deferred compensation expenses for the five- or six-month period ended March 31, 2010 are included in “Non-interested Trustees’ fees and expenses” on the Statements of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. No deferred fees were distributed to any Trustee under the Deferred Plan during the five- or six-month period ended March 31, 2010.

For the five- or six-month period ended March 31, 2010, Janus Capital assumed $14,571 of legal, consulting and Trustee costs and fees incurred by the funds in the Trust and Janus Aspen Series together with the Trust (the “Portfolios”), in connection with the regulatory and civil litigation matters discussed in Note 11. These non-recurring costs were allocated to all Portfolios based on the Portfolios’ respective net assets as of July 31, 2004. Unless noted otherwise in the financial highlights, the effect of these non-recurring costs assumed by Janus Capital are included in the ratio of gross expenses to average net assets and were less than 0.01%. No fees were allocated to the Portfolios that commenced operations after July 31, 2004. Additionally, all future non-recurring costs will be allocated to the Portfolios based on the Portfolios’ respective net assets on July 31, 2004. These “Non-recurring costs” and “Costs assumed by Janus Capital” are shown on the Statements of Operations.

Certain officers of the Funds may also be officers and/or directors of Janus Capital. Such officers receive no compensation from the Funds, except for the Funds’ Chief Compliance Officer. The Funds reimburse Janus Capital for a portion of the compensation paid to the Chief Compliance Officer and certain compliance staff of the Trust. Total compensation of $186,360 was paid by the Trust during the five- or six-month period ended period ended March 31, 2010. Each Fund’s portion is reported as part of “Other Expenses” on the Statements of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price for the Funds. The sales charge is allocated between Janus Distributors and financial intermediaries. During the five- or six-month period ended March 31, 2010, Janus Distributors retained the following upfront sales charge:

Upfront
Fund (Class A Shares)	Sales Charge

Janus Balanced Fund	$196,642
Janus Contrarian Fund	3,217
Janus Enterprise Fund	1,393
Janus Forty Fund	200,268
Janus Fund	1,582
Janus Growth and Income Fund	1,968
Janus Orion Fund	6,304
Janus Research Core Fund	371
Janus Research Fund	726
Janus Triton Fund	8,242

Class A Shares may include a contingent deferred sales charge to Janus Distributors of up to 1.00% imposed on certain redemptions of shares bought without an initial sales charge, which may be waived for certain investors. During the six-month period ended March 31, 2010, redeeming shareholders of Class A Shares paid the following contingent deferred sales charges:

Contingent Deferred
Fund (Class A Shares)	Sales Charge

Janus Forty Fund	$100

Class C Shares include a 1.00% contingent deferred sales charge paid by the redeeming shareholder to Janus Distributors. The contingent deferred sales charge applies to shares redeemed within 12 months of purchase. The redemption price may differ from the net asset value per share. During the five- or six-month period ended

186 | MARCH 31, 2010

March 31, 2010, redeeming shareholders of Class C Shares paid the following contingent deferred sales charges:

Contingent Deferred
Fund (Class C Shares)	Sales Charge

Janus Balanced Fund	$16,502
Janus Contrarian Fund	605
Janus Enterprise Fund	56
Janus Forty Fund	16,583
Janus Orion Fund	1,216
Janus Triton Fund	1,218

The Funds’ expenses may be reduced by expense offsets from an unaffiliated custodian and/or transfer agent. Such credits or offsets are included in “Expense and Fee Offset” on the Statements of Operations (if applicable). The transfer agent fee offsets received during the period reduce “Transfer agent fees and expenses” on the Statements of Operations (if applicable). Custodian offsets received reduce “Custodian fees” on the Statements of Operations (if applicable). The Funds could have employed the assets used by the custodian and/or transfer agent to produce income if they had not entered into an expense offset arrangement.

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the five- or six-month period ended March 31, 2010, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 3/31/10

Janus Cash Liquidity Fund LLC
Janus Balanced Fund	$968,543,634	$(886,502,000)	$111,401	$191,577,723
Janus Contrarian Fund	423,688,825	(455,071,869)	16,095	96,574,956
Janus Enterprise Fund	136,963,435	(121,892,000)	44,750	80,891,615
Janus Forty Fund	1,145,829,869	(1,013,783,000)	511,789	549,400,286
Janus Fund	422,841,619	(562,587,000)	238,252	195,610,261
Janus Growth and Income Fund	381,331,620	(429,396,000)	115,615	65,811,736
Janus Orion Fund	657,641,565	(857,037,000)	84,493	57,547,468
Janus Research Core Fund	59,993,193	(58,882,193)	930	1,111,000
Janus Research Fund	258,787,958	(236,954,327)	16,367	26,776,631
Janus Triton Fund	98,476,894	(88,348,000)	27,921	46,463,392
Janus Twenty Fund	938,265,734	(1,210,438,898)	228,902	179,672,000
Janus Venture Fund	25,215,125	(27,126,125)	313	–

	$5,517,579,471	$(5,948,018,412)	$1,396,828	$1,491,437,068

Janus Capital or an affiliate invested and/or redeemed initial seed capital during the five- or six-month period ended March 31, 2010, as indicated in the following table.

	Seed Capital
	at		Date of		Date of	Seed Capital
Fund	9/30/09 or 10/31/09*	Purchases	Purchases	Redemptions	Redemptions	at 3/31/10

Janus Forty Fund - Class T Shares	$1,000	$–	–	$–	–	$1,000
Janus Research Fund - Class A Shares	1,000	–	–	–	–	1,000
Janus Research Fund - Class C Shares	1,000	–	–	–	–	1,000
Janus Research Fund - Class I Shares	1,000	–	–	–	–	1,000
Janus Research Fund - Class S Shares	11,000	–	–	–	–	11,000
Janus Triton Fund - Class R Shares	164,904(1)	–	–	–	–	164,904
Janus Triton Fund - Class S Shares	220,254(1)	–	–	–	–	220,254

*	Seed capital is at 9/30/09 for Janus Forty Fund and is at 10/31/09 for Janus Research Fund and Janus Triton Fund.
(1)	Seed capital acquired pursuant to merger. See Note 9.

Janus Growth & Core Funds | 187

Notes to Financial Statements (unaudited) (continued)

5.	Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2010 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals and passive foreign investment companies.

	Federal Tax	Unrealized	Unrealized	Net Tax
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Janus Balanced Fund	$4,964,253,910	$761,938,679	$(52,644,275)	$709,294,404
Janus Contrarian Fund	4,227,321,010	832,468,320	(493,527,632)	338,940,688
Janus Enterprise Fund	2,141,451,067	593,894,654	(125,230,518)	468,664,136
Janus Forty Fund	5,275,890,360	1,579,181,957	(44,903,737)	1,534,278,220
Janus Fund	7,530,472,802	1,879,984,368	(231,571,052)	1,648,413,316
Janus Growth and Income Fund	3,322,675,316	779,560,024	(115,498,918)	664,061,106
Janus Orion Fund	2,977,166,679	823,819,806	(78,689,072)	745,130,734
Janus Research Core Fund	546,555,354	105,166,961	(25,282,779)	79,884,182
Janus Research Fund	2,699,190,806	597,314,493	(59,262,078)	538,052,415
Janus Triton Fund	434,492,780	85,181,979	(7,001,609)	78,180,370
Janus Twenty Fund	6,513,001,347	3,440,729,893	(98,381,638)	3,342,348,255
Janus Venture Fund	855,303,735	354,111,970	(122,231,038)	231,880,932

Information on the tax components of securities sold short as of March 31, 2010 is as follows:

	Federal Tax	Unrealized	Unrealized	Net Tax
Fund	Cost	(Appreciation)	Depreciation	(Appreciation)

Janus Orion Fund	$(130,868,368)	$(11,182,350)	$238,868	$(10,943,482)
Janus Triton Fund	(1,164,843)	(527,786)	–	(527,786)
Janus Venture Fund	(4,029,046)	(1,158,523)	–	(1,158,523)

Net capital loss carryovers as of September 30, 2009 and October 31, 2009 are indicated in the table below. These losses may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the carryovers.

188 | MARCH 31, 2010

Capital Loss Carryover Expiration Schedule
For the year ended September 30, 2009 or
October 31, 2009

								Accumulated
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	Capital
Fund	2010	2011	2012	2013	2015	2016	2017	Losses

Janus Balanced Fund(1)(2)	$(2,173,497)	$–	$–	$–	$–	$(31,759,629)	$(73,592,750)	$(107,525,876)
Janus Contrarian Fund(1)(2)	–	(39,096,971)	(38,648,243)	(22,132,836)	(1,936,896)	(50,783,165)	(982,367,169)	(1,134,965,280)
Janus Enterprise Fund(1)(2)	(1,191,693,717)	(35,756,979)	–	–	–	(138,714,921)	(256,368,816)	(1,622,534,433)
Janus Forty Fund(3)	–	–	–	–	–	(502,785,746)	(623,548,714)	(1,126,334,460)
Janus Fund(1)(2)	(2,698,955,519)	(574,244,030)	–	–	–	(23,612,026)	(1,652,519,511)	(4,949,331,086)
Janus Growth and Income Fund(1)(2)	(8,328,322)	–	–	–	–	(472,623,891)	(701,342,952)	(1,182,295,165)
Janus Orion Fund(1)(2)	(584,074,251)	–	–	–	–	(13,091,885)	(1,303,454,084)	(1,900,620,220)
Janus Research Core Fund(2)	–	–	–	–	–	(14,155,996)	(157,640,809)	(171,796,805)
Janus Research Fund(2)	(2,677,021,633)	(222,598,721)	–	–	–	(40,293,996)	(653,685,189)	(3,593,599,539)
Janus Triton Fund(1)(2)	–	–	–	–	–	(6,936,147)	(12,931,687)	(19,867,834)
Janus Twenty Fund(2)	(117,584,500)	(643,606,306)	–	–	–	–	(13,642,585)	(774,833,391)
Janus Venture Fund(1)(2)	(12,580,788)	–	–	–	–	(4,691,065)	(152,264,350)	(169,536,203)

(1)	Capital loss carryovers subject to annual limitations.
(2)	For the year ended October 31, 2009.
(3)	For the year ended September 30, 2009.

6.	Expense Ratios

The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offsets (gross expense ratio) and after expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursement). Listed below are the gross expense ratios for the Funds that would have been in effect, absent the waiver of certain fees and offsets.

For the five- or six-month period ended March 31, 2010 (unaudited), the two-month fiscal period ended September 30, 2009 and
each fiscal year or period ended July 31 or October 31

Janus
	Janus	Janus	Janus	Janus		Growth	Janus	Janus	Janus	Janus	Janus	Janus
	Balanced	Contrarian	Enterprise	Forty	Janus	and Income	Orion	Research	Research	Triton	Twenty	Venture
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Fund

Class A Shares
2010(1)	0.86%	1.17%	1.05%	N/A	0.96%	1.04%	1.13%	1.15%	1.10%	1.07%	N/A	N/A
2010(2)	N/A	N/A	N/A	0.99%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	0.97%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	0.89%(6)	1.43%(6)	1.21%(6)	1.03%(4)	1.07%(6)	1.16%(6)	1.19%(6)	1.45%(6)	1.24%(6)	1.43%(6)	N/A	N/A
2008	N/A	N/A	N/A	0.97%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	1.05%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	1.06%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	0.92%(4)(7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C Shares
2010(1)	1.62%	2.01%	1.92%	N/A	1.77%	1.84%	1.95%	2.11%	1.85%	1.79%	N/A	N/A
2010(2)	N/A	N/A	N/A	1.82%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	1.75%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	1.70%(6)	2.37%(6)	2.39%(6)	1.81%(4)	1.89%(6)	2.08%(6)	2.13%(6)	2.35%(6)	1.94%(6)	2.19%(6)	N/A	N/A
2008	N/A	N/A	N/A	1.73%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	1.73%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	1.70%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	1.74%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Janus Growth & Core Funds | 189

Notes to Financial Statements (unaudited) (continued)

						Janus
	Janus	Janus	Janus	Janus		Growth	Janus	Janus	Janus	Janus	Janus	Janus
	Balanced	Contrarian	Enterprise	Forty	Janus	and Income	Orion	Research	Research	Triton	Twenty	Venture
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Fund

Class D Shares
2010	0.70%(8)	0.80%(8)	0.83%(8)	N/A	0.81%(8)	0.80%(8)	0.87%(8)	0.86%(8)	0.91%(8)	0.90%(8)	0.79%(8)	0.87%(8)

Class I Shares
2010(1)	0.60%	0.76%	0.74%	N/A	0.70%	0.70%	0.78%	0.77%	0.83%	0.82%	N/A	N/A
2010(2)	N/A	N/A	N/A	0.72%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	0.67%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	0.63%(6)	0.94%(6)	0.82%(6)	0.67%(4)	0.73%(6)	0.73%(6)	0.74%(6)	0.84%(6)	1.02%(6)	1.01%(6)	N/A	N/A
2008	N/A	N/A	N/A	0.65%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	0.68%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	0.70%(4)(9)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R Shares
2010(1)	1.33%	1.48%	1.48%	N/A	1.44%	1.44%	1.49%	1.51%	N/A	1.56%	N/A	N/A
2010(2)	N/A	N/A	N/A	1.43%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	1.41%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	1.35%(6)	1.67%(6)	1.57%(6)	1.41%(4)	1.45%(6)	1.45%(6)	1.49%(6)	1.63%(6)	N/A	1.81%(6)	N/A	N/A
2008	N/A	N/A	N/A	1.40%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	1.43%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	1.46%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	1.42%(4)(7)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class S Shares
2010(1)	1.08%	1.23%	1.23%	N/A	1.19%	1.19%	1.24%	1.26%	1.34%	1.31%	N/A	N/A
2010(2)	N/A	N/A	N/A	1.17%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	1.16%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	1.10%(6)	1.42%(6)	1.31%(6)	1.15%(4)	1.20%(6)	1.20%(6)	1.24%(6)	1.37%(6)	1.66%(6)	1.61%(6)	N/A	N/A
2008	N/A	N/A	N/A	1.14%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	1.18%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	1.18%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	1.16%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class T Shares(10)
2010(1)	0.81%	0.92%	0.93%	N/A	0.87%	0.88%	0.92%	0.95%	1.05%	1.02%	0.87%	0.90%
2010(2)	N/A	N/A	N/A	0.93%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(3)	N/A	N/A	N/A	0.95%(4)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009(5)	0.82%(4)	1.01%(4)	0.99%(4)	1.09%(4)(11)	0.89%(4)	0.90%(4)	0.97%(4)	1.00%(4)	1.02%(4)	1.18%	0.86%(4)	0.93%(4)
2008	0.79%(4)	1.01%(4)	0.92%(4)	N/A	0.88%(4)	0.87%(4)	0.94%(4)	0.91%(4)	1.06%(4)	1.20%	0.85%(4)	0.90%(4)
2007	0.79%(4)	0.97%(4)	0.94%(4)	N/A	0.88%(4)	0.87%(4)	0.93%(4)	0.87%(4)	1.01%(4)	1.13%	0.88%(4)	0.88%(4)
2006	0.82%(4)	0.95%(4)	1.00%(4)	N/A	0.90%(4)	0.89%(4)	1.00%(4)	0.92%(4)	0.98%(4)	1.11%	0.88%(4)	0.91%(4)
2005	0.80%(4)	0.93%(4)	0.96%(4)	N/A	0.88%(4)	0.88%(4)	1.02%(4)	0.90%(4)	0.93%(4)	1.85%	0.86%(4)	0.87%(4)

(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Period from October 1, 2009 through March 31, 2010.
(3)	Two-month period from August 1, 2009 through September 30, 2009 for Janus Forty Fund. The Fund changed its fiscal year end from July 31 to September 30.
(4)	The effect of non-recurring costs assumed by Janus Capital (Note 4) is included in the ratio of operating expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(5)	Fiscal year ended October 31, 2009 for all Funds except Janus Forty Fund. Fiscal year ended July 31, 2009 for Janus Forty Fund.
(6)	Period from July 6, 2009 (inception date) through October 31, 2009.
(7)	Period from September 30, 2004 (inception date) through July 31, 2005.
(8)	Period from February 16, 2010 (inception date) through March 31, 2010.
(9)	Period from November 28, 2005 (inception date) through July 31, 2006.
(10)	Formerly named Class J Shares for all Funds except Janus Forty Fund.
(11)	Period from July 6, 2009 (inception date) through July 31, 2009.

190 | MARCH 31, 2010

7.	Capital Share Transactions

For the five- or six-month period ended March 31, 2010
(unaudited), the two-month fiscal period ended	Janus Balanced		Janus Contrarian		Janus Enterprise
September 30, 2009 and the fiscal years ended July 31,	Fund		Fund		Fund		Janus Forty Fund
2009 or October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010	2009(3)	2009(4)

Transactions in Fund Shares – Class A Shares:
Shares issued in connection with acquisition (Note 10)	N/A	10,919	N/A	6,786	N/A	1,905	N/A	N/A	N/A
Shares sold	5,502	4,114	341	454	212	225	8,047	5,165	72,986
Reinvested dividends and distributions	115	48	–	–	–	–	–	–	877
Shares repurchased	(1,315)	(1,638)	(732)	(1,404)	(339)	(371)	(24,526)	(3,339)	(69,670)
Net Increase/(Decrease) in Fund Shares	4,302	13,443	(391)	5,836	(127)	1,759	(16,479)	1,826	4,193
Shares Outstanding, Beginning of Period	13,443	–	5,836	–	1,759	–	47,219	45,393	41,200
Shares Outstanding, End of Period	17,745	13,443	5,445	5,836	1,632	1,759	30,740	47,219	45,393
Transactions in Fund Shares – Class C Shares:
Shares issued in connection with acquisition (Note 10)	N/A	7,544	N/A	5,873	N/A	504	N/A	N/A	N/A
Shares sold	4,139	3,463	268	237	39	59	4,731	1,809	26,002
Reinvested dividends and distributions	38	21	–	–	–	–	–	–	406
Shares repurchased	(738)	(427)	(798)	(615)	(56)	(51)	(2,013)	(646)	(23,005)
Net Increase/(Decrease) in Fund Shares	3,439	10,601	(530)	5,495	(17)	512	2,718	1,163	3,403
Shares Outstanding, Beginning of Period	10,601	–	5,495	–	512	–	18,435	17,272	13,869
Shares Outstanding, End of Period	14,040	10,601	4,965	5,495	495	512	21,153	18,435	17,272
Transactions in Fund Shares – Class D Shares:(5)
Shares issued in connection with restructuring (Note 9)	38,867	N/A	160,547	N/A	16,345	N/A	N/A	N/A	N/A
Shares sold	594	N/A	1,008	N/A	110	N/A	N/A	N/A	N/A
Reinvested dividends and distributions	181	N/A	–	N/A	–	N/A	N/A	N/A	N/A
Shares repurchased	(550)	N/A	(2,766)	N/A	(240)	N/A	N/A	N/A	N/A
Net Increase/(Decrease) in Fund Shares	39,092	N/A	158,789	N/A	16,215	N/A	N/A	N/A	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	N/A	N/A	N/A
Shares Outstanding, End of Period	39,092	N/A	158,789	N/A	16,215	N/A	N/A	N/A	N/A
Transactions in Fund Shares – Class I Shares:
Shares issued in connection with acquisition (Note 10)	N/A	2,107	N/A	1,709	N/A	8,990	N/A	N/A	N/A
Shares sold	4,535	2,633	3,281	3,442	1,613	1,733	32,353	2,814	36,287
Reinvested dividends and distributions	41	11	3	–	–	–	–	–	521
Shares repurchased	(1,110)	(309)	(926)	(215)	(881)	(931)	(5,748)	(1,049)	(33,039)
Net Increase/(Decrease) in Fund Shares	3,466	4,442	2,358	4,936	732	9,792	26,605	1,765	3,769
Shares Outstanding, Beginning of Period	4,442	–	4,936	–	9,792	–	25,213	23,448	19,679
Shares Outstanding, End of Period	7,908	4,442	7,294	4,936	10,524	9,792	51,818	25,213	23,448
Transactions in Fund Shares – Class R Shares:
Shares issued in connection with acquisition (Note 10)	N/A	1,196	N/A	221	N/A	935	N/A	N/A	N/A
Shares sold	1,443	1,291	27	17	129	194	2,217	472	8,467
Reinvested dividends and distributions	14	5	–	–	–	–	–	–	153
Shares repurchased	(258)	(370)	(27)	(20)	(127)	(96)	(657)	(180)	(6,164)
Net Increase/(Decrease) in Fund Shares	1,199	2,122	–	218	2	1,033	1,560	292	2,456
Shares Outstanding, Beginning of Period	2,122	–	218	–	1,033	–	5,348	5,056	2,600
Shares Outstanding, End of Period	3,321	2,122	218	218	1,035	1,033	6,908	5,348	5,056

Janus Growth & Core Funds | 191

Notes to Financial Statements (unaudited) (continued)

For the five- or six-month period ended March 31, 2010
(unaudited), the two-month fiscal period ended	Janus Balanced		Janus Contrarian		Janus Enterprise
September 30, 2009 and the fiscal years ended July 31,	Fund		Fund		Fund		Janus Forty Fund
2009 or October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010	2009(3)	2009(4)

Transactions in Fund Shares – Class S Shares:
Shares issued in connection with acquisition (Note 10)	N/A	20,316	N/A	488	N/A	5,116	N/A	N/A	N/A
Shares sold	5,558	2,909	284	146	368	509	15,191	5,942	146,389
Reinvested dividends and distributions	159	82	–	–	–	–	–	–	4,877
Shares repurchased	(2,749)	(1,850)	(61)	(249)	(918)	(481)	(13,334)	(7,995)	(152,882)
Net Increase/(Decrease) in Fund Shares	2,968	21,457	223	385	(550)	5,144	1,857	(2,053)	(1,616)
Shares Outstanding, Beginning of Period	21,457	–	385	–	5,144	–	95,417	97,470	99,086
Shares Outstanding, End of Period	24,425	21,457	608	385	4,594	5,144	97,274	95,417	97,470
Transactions in Fund Shares – Class T Shares:(6)
Shares reorganized in connection with restructuring (Note 9)	(38,826)	N/A	(161,603)	N/A	(16,353)	N/A	N/A	N/A	N/A
Shares sold	20,987	51,122	9,053	34,357	1,285	6,671	185	12	39*
Reinvested dividends and distributions	1,108	7,799	124	15,986	–	–	–	–	–
Shares repurchased	(12,080)	(26,846)	(24,681)	(98,192)	(2,907)	(9,999)	(10)	–	–
Net Increase/(Decrease) in Fund Shares	(28,811)	32,075	(177,107)	(47,849)	(17,975)	(3,328)	175	12	39*
Shares Outstanding, Beginning of Period	146,816	114,741	312,618	360,467	35,806	39,134	12	–	–
Shares Outstanding, End of Period	118,005	146,816	135,511	312,618	17,831	35,806	187	12	39*

*	Shares outstanding are not in thousands.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Transactions in Fund Shares for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares are for the period from July 6, 2009 (inception date) to October 31, 2009.
(3)	Period from August 1, 2009 through September 30, 2009. The Fund changed its fiscal year end from July 31 to September 30.
(4)	Period from August 1, 2008 through July 31, 2009 for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares, and July 6, 2009 (inception date) through July 31, 2009 for Class T Shares.
(5)	Transactions in Fund Shares for Class D Shares are for the period from February 16, 2010 (inception date) to March 31, 2010.
(6)	Formerly named Class J Shares.

192 | MARCH 31, 2010

			Janus Growth				Janus Research
For the five-month period ended March 31, 2010 (unaudited) and	Janus Fund		and Income Fund		Janus Orion Fund		Core Fund
the fiscal year ended October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)

Transactions in Fund Shares – Class A Shares:
Shares issued in connection with acquisition (Note 10)	N/A	199	N/A	781	N/A	2,773	N/A	–
Shares sold	5,833	84	26	43	496	317	4	418
Reinvested dividends and distributions	2	–	2	1	–	–	1	–
Shares repurchased	(569)	(106)	(111)	(101)	(252)	(448)	(72)	(78)
Net Increase/(Decrease) in Fund Shares	5,266	177	(83)	724	244	2,642	(67)	340
Shares Outstanding, Beginning of Period	177	–	724	–	2,642	–	340	–
Shares Outstanding, End of Period	5,443	177	641	724	2,886	2,642	273	340
Transactions in Fund Shares – Class C Shares:
Shares issued in connection with acquisition (Note 10)	N/A	222	N/A	177	N/A	1,076	N/A	–
Shares sold	48	21	14	20	256	89	9	492
Reinvested dividends and distributions	–	–	–	–	–	–	–	–
Shares repurchased	(38)	(15)	(11)	(17)	(129)	(98)	(36)	(31)
Net Increase/(Decrease) in Fund Shares	10	228	3	180	127	1,067	(27)	461
Shares Outstanding, Beginning of Period	228	–	180	–	1,067	–	461	–
Shares Outstanding, End of Period	238	228	183	180	1,194	1,067	434	461
Transactions in Fund Shares – Class D Shares:(3)
Shares issued in connection with restructuring (Note 9)	183,935	N/A	66,364	N/A	204,033	N/A	16,199	N/A
Shares sold	544	N/A	355	N/A	2,312	N/A	78	N/A
Reinvested dividends and distributions	–	N/A	110	N/A	–	N/A	–	N/A
Shares repurchased	(2,297)	N/A	(2,042)	N/A	(4,101)	N/A	(263)	N/A
Net Increase/(Decrease) in Fund Shares	182,182	N/A	64,787	N/A	202,244	N/A	16,014	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A	–	N/A	–	N/A
Shares Outstanding, End of Period	182,182	N/A	64,787	N/A	202,244	N/A	16,014	N/A
Transactions in Fund Shares – Class I Shares:
Shares issued in connection with acquisition (Note 10)	N/A	517	N/A	48	N/A	146	N/A	–
Shares sold	3,809	618	1,959	213	2,067	884	154	149
Reinvested dividends and distributions	1	–	6	–	–	–	–	–
Shares repurchased	(197)	(56)	(210)	(6)	(156)	(21)	(22)	(13)
Net Increase/(Decrease) in Fund Shares	3,613	1,079	1,755	255	1,911	1,009	132	136
Shares Outstanding, Beginning of Period	1,079	–	255	–	1,009	–	136	–
Shares Outstanding, End of Period	4,692	1,079	2,010	255	2,920	1,009	268	136
Transactions in Fund Shares – Class R Shares:
Shares issued in connection with acquisition (Note 10)	N/A	23	N/A	73	N/A	136	N/A	–
Shares sold	20	14	11	8	75	58	4	81
Reinvested dividends and distributions	–	–	–	–	–	–	–	–
Shares repurchased	(8)	(4)	(5)	(13)	(29)	(16)	(7)	(8)
Net Increase/(Decrease) in Fund Shares	12	33	6	68	46	178	(3)	73
Shares Outstanding, Beginning of Period	33	–	68	–	178	–	73	–
Shares Outstanding, End of Period	45	33	74	68	224	178	70	73
Transactions in Fund Shares – Class S Shares:
Shares issued in connection with acquisition (Note 10)	N/A	3,983	N/A	2,661	N/A	1,012	N/A	–
Shares sold	374	233	199	130	183	523	85	1,773
Reinvested dividends and distributions	–	–	3	2	–	–	1	–
Shares repurchased	(813)	(693)	(405)	(290)	(293)	(57)	(195)	(503)
Net Increase/(Decrease) in Fund Shares	(439)	3,523	(203)	2,503	(110)	1,478	(109)	1,270
Shares Outstanding, Beginning of Period	3,523	–	2,503	–	1,478	–	1,270	–
Shares Outstanding, End of Period	3,084	3,523	2,300	2,503	1,368	1,478	1,161	1,270

Janus Growth & Core Funds | 193

Notes to Financial Statements (unaudited) (continued)

			Janus Growth				Janus Research
For the five-month period ended March 31, 2010 (unaudited) and	Janus Fund		and Income Fund		Janus Orion Fund		Core Fund
the fiscal year ended October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)	2010(1)	2009(2)

Transactions in Fund Shares – Class T Shares:(4)
Shares reorganized in connection with restructuring (Note 9)	(183,926)	N/A	(66,480)	N/A	(204,529)	N/A	(16,346)	N/A
Shares sold	12,206	52,097	3,401	10,929	15,820	43,375	467	2,004
Reinvested dividends and distributions	213	4,980	326	1,662	102	4,234	81	1,924
Shares repurchased	(22,912)	(88,759)	(9,664)	(28,493)	(20,913)	(78,440)	(1,980)	(7,708)
Net Increase/(Decrease) in Fund Shares	(194,419)	(31,682)	(72,417)	(15,902)	(209,520)	(30,831)	(17,778)	(3,780)
Shares Outstanding, Beginning of Period	338,269	369,951	136,875	152,777	346,841	377,672	30,956	34,736
Shares Outstanding, End of Period	143,850	338,269	64,458	136,875	137,321	346,841	13,178	30,956

*	Shares outstanding are not in thousands.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Transactions in Fund Shares for Class A Shares, Class C Shares, Class I Shares, Class R Shares and Class S Shares are for the period from July 6, 2009 (inception date) to October 31, 2009.
(3)	Transactions in Fund Shares for Class D Shares are for the period from February 16, 2010 (inception date) to March 31, 2010.
(4)	Formerly named Class J Shares.

194 | MARCH 31, 2010

For the five-month period ended March 31, 2010 (unaudited) and the fiscal year	Janus Research Fund		Janus Triton Fund
ended October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)

Transactions in Fund Shares – Class A Shares:
Shares issued in connection with acquisition (Note 10)	N/A	N/A	N/A	564
Shares sold	7	4	680	1,007
Reinvested dividends and distributions	–	–	2	–
Shares repurchased	–	–	(177)	(398)
Net Increase/(Decrease) in Fund Shares	7	4	505	1,173
Shares Outstanding, Beginning of Period	4	–	1,173	–
Shares Outstanding, End of Period	11	4	1,678	1,173
Transactions in Fund Shares – Class C Shares:
Shares issued in connection with acquisition (Note 10)	N/A	N/A	N/A	306
Shares sold	1	3	243	242
Reinvested dividends and distributions	–	–	–	–
Shares repurchased	–	–	(70)	(29)
Net Increase/(Decrease) in Fund Shares	1	3	173	519
Shares Outstanding, Beginning of Period	3	–	519	–
Shares Outstanding, End of Period	4	3	692	519
Transactions in Fund Shares – Class D Shares:(3)
Shares issued in connection with restructuring (Note 9)	70,452	N/A	13,078	N/A
Shares sold	352	N/A	794	N/A
Reinvested dividends and distributions	–	N/A	–	N/A
Shares repurchased	(1,882)	N/A	(318)	N/A
Net Increase/(Decrease) in Fund Shares	68,922	N/A	13,554	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A
Shares Outstanding, End of Period	68,922	N/A	13,554	N/A
Transactions in Fund Shares – Class I Shares:
Shares issued in connection with acquisition (Note 10)	N/A	N/A	N/A	69
Shares sold	1,738	307	1,259	310
Reinvested dividends and distributions	1	–	1	–
Shares repurchased	(82)	(4)	(154)	(3)
Net Increase/(Decrease) in Fund Shares	1,657	303	1,106	376
Shares Outstanding, Beginning of Period	303	–	376	–
Shares Outstanding, End of Period	1,960	303	1,482	376
Transactions in Fund Shares – Class R Shares:
Shares issued in connection with acquisition (Note 10)	N/A	N/A	N/A	74
Shares sold	N/A	N/A	71	35
Reinvested dividends and distributions	N/A	N/A	–	–
Shares repurchased	N/A	N/A	(10)	(9)
Net Increase/(Decrease) in Fund Shares	N/A	N/A	61	100
Shares Outstanding, Beginning of Period	N/A	N/A	100	–
Shares Outstanding, End of Period	N/A	N/A	161	100
Transactions in Fund Shares – Class S Shares:
Shares issued in connection with acquisition (Note 10)	N/A	N/A	N/A	78
Shares sold	25*	486*	308	263
Reinvested dividends and distributions	2*	–	1	–
Shares repurchased	(24)*	–	(76)	(10)
Net Increase/(Decrease) in Fund Shares	3*	486*	233	331
Shares Outstanding, Beginning of Period	486*	–	331	–
Shares Outstanding, End of Period	489*	486*	564	331

Janus Growth & Core Funds | 195

Notes to Financial Statements (unaudited) (continued)

For the five-month period ended March 31, 2010 (unaudited) and the fiscal year	Janus Research Fund		Janus Triton Fund
ended October 31, 2009 (all numbers in thousands)	2010(1)	2009(2)	2010(1)	2009(2)

Transactions in Fund Shares – Class T Shares:(4)
Shares reorganized in connection with restructuring (Note 9)	(70,831)	N/A	(13,623)	N/A
Shares sold	3,705	11,501	7,860	19,430
Reinvested dividends and distributions	303	1,126	43	7
Shares repurchased	(7,544)	(26,081)	(2,811)	(6,066)
Net Increase/(Decrease) in Fund Shares	(74,367)	(13,454)	(8,531)	13,371
Shares Outstanding, Beginning of Period	128,508	141,962	27,187	13,816
Shares Outstanding, End of Period	54,141	128,508	18,656	27,187

*	Shares outstanding are not in thousands.
(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Transactions in Fund Shares for Class A Shares, Class C Shares, Class I Shares, Class R Shares (if applicable) and Class S Shares are for the period from July 6, 2009 (inception date) to October 31, 2009.
(3)	Transactions in Fund Shares for Class D Shares are for the period from February 16, 2010 (inception date) to March 31, 2010.
(4)	Formerly named Class J Shares.

196 | MARCH 31, 2010

For the five-month period ended March 31, 2010 (unaudited) and the fiscal year	Janus Twenty Fund		Janus Venture Fund
ended October 31, 2009 (all numbers in thousands)	2010(1)	2009	2010(1)	2009

Transactions in Fund Shares – Class D Shares:(2)
Shares issued in connection with restructuring (Note 9)	84,611	N/A	18,702	N/A
Shares sold	290	N/A	128	N/A
Reinvested dividends and distributions	–	N/A	–	N/A
Shares repurchased	(938)	N/A	(282)	N/A
Net Increase/(Decrease) in Fund Shares	83,963	N/A	18,548	N/A
Shares Outstanding, Beginning of Period	–	N/A	–	N/A
Shares Outstanding, End of Period	83,963	N/A	18,548	N/A
Transactions in Fund Shares – Class T Shares:(3)
Shares reorganized in connection with restructuring (Note 9)	(84,636)	N/A	(18,707)	N/A
Shares sold	3,233	9,762	191	651
Reinvested dividends and distributions	–	34	–	–
Shares repurchased	(6,526)	(17,328)	(727)	(2,347)
Net Increase/(Decrease) in Fund Shares	(87,929)	(7,532)	(19,243)	(1,696)
Shares Outstanding, Beginning of Period	158,180	165,712	23,823	25,519
Shares Outstanding, End of Period	70,251	158,180	4,580	23,823

(1)	Period from November 1, 2009 through March 31, 2010. The Fund changed its fiscal year end from October 31 to September 30.
(2)	Transactions in Fund Shares for Class D Shares are for the period from February 16, 2010 (inception date) to March 31, 2010.
(3)	Formerly named Class J Shares.

8.	Purchases and Sales of Investment Securities

For the five- or six-month period ended March 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and options contracts) was as follows:

			Purchases of Long-	Proceeds from Sales
	Purchases of	Proceeds from Sales	Term U.S. Government	of Long-Term U.S.
Fund	Securities	of Securities	Obligations	Government Obligations

Janus Balanced Fund	$1,643,812,705	$1,194,424,196	$435,738,433	$270,295,046
Janus Contrarian Fund	1,544,649,627	1,769,951,302	–	–
Janus Enterprise Fund	198,056,872	288,733,026	–	–
Janus Forty Fund	1,618,843,461	1,233,350,818	–	–
Janus Fund	1,514,959,800	1,440,651,535	–	–
Janus Growth and Income Fund	687,001,841	718,026,074	–	–
Janus Orion Fund	1,901,520,241	1,714,278,770	–	–
Janus Research Core Fund	76,521,513	112,006,566	–	–
Janus Research Fund	891,733,224	976,024,234	–	–
Janus Triton Fund	143,991,622	51,578,422	–	–
Janus Twenty Fund	1,827,159,152	1,742,457,487	–	–
Janus Venture Fund	114,863,759	140,534,085	–	–

9.	Shares Issued in Connection with Restructuring

Effective February 16, 2010, Class J Shares were renamed Class T Shares and are available through certain financial intermediary platforms. In addition, Class J Shares held directly with Janus were moved to newly created Class D Shares, a share class dedicated to shareholders investing directly with Janus. Class D Shares commenced operations on February 16, 2010. The shares issued in connection with the restructuring from Class J Shares to Class D Shares are reflected on the Statements of Changes in Net Assets.

10.	Fund Acquisition

On July 6, 2009, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund, and Janus Triton Fund acquired all of the net assets of Janus Adviser Balanced Fund, Janus Adviser Contrarian Fund, Janus Adviser Mid Cap Growth Fund, Janus Adviser Large Cap Growth Fund, Janus Adviser Growth and Income Fund, Janus Adviser Orion Fund, Janus Adviser Research Core Fund, and Janus Adviser

Janus Growth & Core Funds | 197

Small-Mid Growth Fund, respectively, pursuant to separate plans of reorganization approved by the Trustees of Janus Investment Fund. The reorganization involved certain funds that were a series of the Janus Adviser Series trust (“JAD Trust”) being merged into various corresponding funds of the Trust. The reorganization was accomplished by a tax-free exchange of the series of the JAD Trust for the series of the Trust. The table below reflects the merger activity.

						Target Fund’s
						Unrealized
	Target Fund’s	Target Fund’s	Acquiring Fund’s	Acquiring Fund’s	Combined	Appreciation/
	Shares Outstanding	Net Assets	Shares Issued	Net Assets	Net Assets	(Depreciation)
Name of Fund	Prior to Merger	Prior to Merger	in Merger	Prior to Merger	after Merger	Prior to Merger

Janus Balanced Fund	40,928,701	$896,584,133	42,082,452	$2,832,738,531	$3,729,322,664	$27,507,614
Janus Contrarian Fund	18,603,495	157,182,551	15,077,988	3,379,696,090	3,536,878,641	(33,951,255)
Janus Enterprise Fund	25,257,379	639,201,484	17,451,403	1,372,778,997	2,011,980,481	(54,042,443)
Janus Fund	5,828,515	103,109,285	4,943,893	7,436,101,589	7,539,210,874	(2,352,790)
Janus Growth and Income Fund	8,824,942	86,935,742	3,740,567	3,263,460,830	3,350,396,572	(2,848,005)
Janus Orion Fund	4,043,427	39,032,881	5,142,393	2,684,570,634	2,723,603,515	2,519,525
Janus Research Core Fund	3,799,429	42,205,476	2,733,955	495,965,727	538,171,203	(6,731,249)
Janus Triton Fund	1,247,456	11,206,551	1,092,206	229,323,658	240,530,209	(45,415)

11.	Pending Legal Matters

In the fall of 2003, the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), and the Colorado Division of Securities (“CDS”) announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators’ investigations into Janus Capital’s frequent trading arrangements.

A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the “Court”) for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court, two of which still remain: (i) claims by a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims on behalf of the shareholders against JCGI and Janus Capital (First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586, formerly referred to as Wiggins, et al. v. Janus Capital Group, Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818); and (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518).

In the First Derivative Traders case (action (i) above), a Motion to Dismiss was previously granted and the matter was dismissed in May 2007. Plaintiffs appealed that dismissal to the United States Court of Appeals for the Fourth Circuit (“Fourth Circuit”). In May 2009, the Fourth Circuit reversed the order of dismissal and remanded the case back to the Court for further proceedings. In October 2009, JCGI and Janus Capital filed a petition for a writ of certiorari with the United States Supreme Court to review the judgment of the Fourth Circuit. On January 11, 2010, the Supreme Court asked the United States Solicitor General to file a brief on the question of whether the petition should be granted. As a result of these developments at the Supreme Court, the Court has stayed all further proceedings until the Supreme Court rules on the petition for a writ of certiorari. In the Steinberg case (action (ii) above), the Court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, on February 17, 2010, Plaintiffs filed a Notice of Appeal with the Fourth Circuit.

In addition to the lawsuits described above, the Auditor of the State of West Virginia (“Auditor”), in his capacity as securities commissioner, initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). In September 2006, JCGI

Janus Growth & Core Funds | 198

and Janus Capital filed their answer to the Auditor’s summary order instituting proceedings as well as a Motion to Discharge Order to Show Cause. On July 31, 2009, Janus filed a “Notice that Matter is Deemed Concluded.” At this time, no further proceedings are scheduled in this matter.

Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

12.	New Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update 2010-06, “Improving Disclosures About Fair Value Measurements.” This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. Certain disclosures are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this Accounting Standards Update will have on the Funds’ financial statement disclosures.

13.	Subsequent Events

Effective May 24, 2010, Janus Balanced Fund will pursue its investment objective by normally investing 35-65% of its assets in equity securities and the remaining investments in fixed-income securities and cash equivalents. This revision is not expected to result in a material change to the way the Fund is currently managed. The Fund will continue to seek an investment objective of long-term capital growth, consistent with preservation of capital and balanced by current income.

A definitive proxy statement was filed on April 7, 2010 with the SEC that seeks shareholder approval on a number of proposals that will impact the Funds. The table below briefly summarizes the proposals shareholders are being asked to approve. A proxy statement describing each of these matters was sent to shareholders that held shares of the Funds as of March 17, 2010. Assuming shareholder approval, the proposals will become effective on or about July 1, 2010.

Fund(s) Affected	Proposal(s)

All Funds	Board of Trustees elections

Janus Forty Fund Janus Fund Janus Twenty Fund	Addition of performance-based fees as part of the investment advisory fee structure

In May 2009, in accordance with FASB guidance, the Funds adopted the provision of “Subsequent Events,” which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010, the date of issuance of the Funds’ financial statements, and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

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Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Funds’ website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janus.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Funds’ Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

Approval of Advisory Agreements During The Period

In this disclosure, each fund and portfolio of Janus Investment Fund are referred to as “Fund” and, collectively, as “Funds.”

The Trustees of Janus Investment Fund, none of whom has ever been affiliated with Janus Capital (“Independent Trustees”), oversee the management of each Fund and, as required by law, determine annually whether to continue the investment advisory agreement for each Fund and the subadvisory agreements for the seven Funds that utilize subadvisers.

In connection with their most recent consideration of those agreements for each Fund, the Trustees received and reviewed a substantial amount of information provided by Janus Capital and the respective subadvisers in response to requests of the Independent Trustees and their independent legal counsel. They also received and reviewed a considerable amount of information and analysis provided by their independent fee consultant. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At a meeting held on December 11, 2009, based on the Trustees’ evaluation of the information provided by Janus Capital, the subadvisers and the independent fee consultant, as well as other information, the Trustees determined that the overall arrangements between each Fund and Janus Capital and each subadviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by Janus Capital, its affiliates and the subadvisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees unanimously approved the continuation of the investment advisory agreement for each Fund, and the subadvisory agreement for each subadvised Fund, for the period from February 1, 2010 through February 1, 2011, subject to earlier termination as provided for in each agreement,

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.

Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by Janus Capital and the subadvisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds. In addition, the Trustees reviewed the resources and key personnel of Janus Capital and each subadviser, particularly noting those employees who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Janus Capital or the subadvisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds’ administrator, monitoring adherence to the Funds’ investment restrictions, producing shareholder reports, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations.

The Trustees concluded that the nature, extent and quality of the services provided by Janus Capital or the subadviser to each Fund were appropriate and consistent

200 | MARCH 31, 2010

with the terms of the respective advisory and subadvisory agreements, and that, taking into account steps taken to address those Funds whose performance lagged that of their peers for certain periods, the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that Janus Capital and each subadviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract well-qualified personnel.

Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Lipper, and with the Fund’s benchmark index. They concluded that the performance of many Funds was good to very good under current market conditions. Although the performance of some Funds lagged that of their peers for certain periods, the Trustees also concluded that Janus Capital had taken or was taking appropriate steps to address those instances of under-performance.

Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Fund in comparison to similar information for other comparable funds as provided by Lipper. They also reviewed an analysis of that information provided by their independent fee consultant and noted that the rate of management (investment advisory and administrative) fees for most of the Funds, after applicable contractual expense limitations, was below the mean management fee rate of the respective peer group of funds selected by Lipper.

The Trustees considered the methodology used by Janus Capital and each subadviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels. They concluded that the compensation methodology provided a good alignment of the interests of the portfolio managers with the interests of Fund shareholders.

The Trustees also reviewed management fees charged by Janus Capital to its separate account clients and to non-affiliated funds subadvised by Janus Capital (for which Janus Capital provides only portfolio management services). Although in most instances subadvisory and separate account fee rates for various investment strategies were lower than management fee rates for Funds having a similar strategy, the Trustees noted that, under the terms of the management agreements with the Funds, Janus Capital performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds’ other service providers, trustee support, regulatory compliance and numerous other services, and that, in serving the Funds, Janus Capital assumes many legal risks that it does not assume in servicing its other clients. Moreover, they noted that the spread between the average fee rates charged to the Funds and the fee rates that Janus Capital charged to its separate account clients was significantly smaller than the average spread for such fee rates of other advisers, based on publicly available data and research conducted by the Trustees’ independent fee consultant.

The Trustees reviewed information on the profitability to Janus Capital and its affiliates of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses of Janus Capital and its affiliates among the Funds and other clients. The Trustees also reviewed the financial statements and corporate structure of Janus Capital’s parent company. In their review, the Trustees considered whether Janus Capital and each subadviser receive adequate incentives to manage the Funds effectively. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital. However, taking into account those factors and the analysis provided by the Trustees’ independent fee consultant, and based on the information available, the Trustees concluded that Janus Capital’s profitability with respect to each Fund in relation to the services rendered was not unreasonable.

The Trustees concluded that the management fees and other compensation payable by each Fund to Janus Capital and its affiliates, as well as the fees paid by Janus Capital to the subadvisers of subadvised Funds, were reasonable in relation to the nature, extent and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Janus Capital and the subadvisers charge to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by Janus Capital and any subadviser, the investment performance of the

Janus Growth & Core Funds | 201

Additional Information (unaudited) (continued)

Fund and any expense limitations agreed to by Janus Capital.

Economies of Scale
The Trustees considered information about the potential for Janus Capital to realize economies of scale as the assets of the Funds increase. They noted that, although most Funds pay advisory fees at a fixed rate as a percentage of net assets, without any breakpoints, the management fee rate paid by each Fund, after any contractual expense limitations, was below the mean management fee rate of the Fund’s peer group identified by Lipper; and, for those Funds whose expenses are being reduced by the contractual expense limitations of Janus Capital, Janus Capital is subsidizing the Funds because they have not reached adequate scale. Moreover, as the assets of many of the Funds have declined in the past few years, the Funds have benefited from having advisory fee rates that have remained constant rather than increasing as assets declined. In addition, performance fee structures have been implemented for several Funds that have caused or will cause the effective rate of advisory fees payable by such a Fund to vary depending on the investment performance of the Fund relative to its benchmark index over the measurement period; and a few Funds have fee schedules with breakpoints and reduced fee rates above certain asset levels. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds. Based on all of the information they reviewed, the Trustees concluded that the current fee structure of each Fund was reasonable and that the current rates of fees do reflect a sharing between Janus Capital and the Fund of economies of scale at the current asset level of the Fund.

Other Benefits to Janus Capital
The Trustees also considered benefits that accrue to Janus Capital and its affiliates from their relationships with the Funds. They recognized that two affiliates of Janus Capital separately serve the Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market funds for services provided. The Trustees also considered Janus Capital’s past and proposed use of commissions paid by the Funds on their portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Fund and/or other clients of Janus Capital. The Trustees concluded that Janus Capital’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit each Fund. The Trustees also concluded that, other than the services provided by Janus Capital and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefor, the Funds and Janus Capital may potentially benefit from their relationship with each other in other ways. They concluded that Janus Capital benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Funds and that the Funds benefit from Janus Capital’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of Janus Capital. They further concluded that success of any Fund could attract other business to Janus Capital or other Janus funds, and that the success of Janus Capital could enhance Janus Capital’s ability to serve the Funds.

After full consideration of the above factors, as well as other factors, the Trustees, each of whom is an Independent Trustee, concluded at their December 11, 2009 meeting that the proposed continuation of the investment advisory agreement and, if applicable, the subadvisory agreement for each Fund for another year was in the best interest of the respective Funds and their shareholders.

202 | MARCH 31, 2010

Explanations of Charts, Tables and
Financial Statements (unaudited)

1.	Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in each Fund (from inception) with one or more widely used market indices. The hypothetical example does not represent the returns of any particular investment.

When comparing the performance of a Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a Fund invested in the index.

Average annual total returns are also quoted for each Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized and unsubsidized ratios for the past fiscal year. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting a Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and/or Janus Services and reflects a Fund’s subsidized expense ratio. Both the total annual fund operating expenses ratio and net annual fund operating expenses ratio are estimated for the fiscal year. The ratios also include expenses indirectly incurred by a Fund as a result of investing in other investment companies or pooled investments, which are not reflected in the “Financial Highlights” of this report. As a result, these ratios may be higher or lower than those shown in the “Financial Highlights” in this report. All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.

2.	Schedules of Investments

Following the performance overview section is each Fund’s Schedule of Investments. This schedule reports the industry concentrations and types of securities held in each Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If a Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports each Fund’s exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated. Each Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg L.P.

2a. Forward Currency Contracts

A table listing forward currency contracts follows each Fund’s Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Funds’ long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

2b. Futures

A table listing futures contracts follows each Fund’s Schedule of Investments (if applicable). Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. Futures are used to hedge against adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, the principal amount, value and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the marked-to-market amount for the last day of the reporting period.

2c. Options

A table listing written options contracts follows each Fund’s Schedule of Investments (if applicable). Written options contracts are contracts that obligate a Fund to sell or purchase an underlying security at a fixed price, upon exercise of the option. Options are used to hedge against

Janus Growth & Core Funds | 203

Explanations of Charts, Tables and
Financial Statements (unaudited) (continued)

adverse movements in securities prices, currency risk or interest rates.

The table provides the name of the contract, number of contracts held, the expiration date, exercise price, value and premiums received.

3.	Statements of Assets and Liabilities

These statements are often referred to as the “balance sheets.” It lists the assets and liabilities of the Funds on the last day of the reporting period.

The Funds’ assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Funds’ liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Funds’ net assets. Because the Funds must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Funds’ net assets (assets minus liabilities) by the number of shares outstanding.

4.	Statements of Operations

These statements detail the Funds’ income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from stocks and interest earned from interest-bearing securities in the Funds.

The next section reports the expenses incurred by the Funds, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the increase or decrease in the value of securities held in the Funds. The Funds will realize a gain (or loss) when they sell their position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Funds during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

5.	Statements of Changes in Net Assets

These statements report the increase or decrease in the Funds’ net assets during the reporting period. Changes in the Funds’ net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Funds’ net asset size to change during the period.

The first section summarizes the information from the Statements of Operations regarding changes in net assets due to the Funds’ investment performance. The Funds’ net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Funds to pay the distribution. If investors reinvest their dividends, the Funds’ net assets will not be affected. If you compare each Fund’s “Net Decrease from Dividends and Distributions” to the “Reinvested dividends and distributions,” you will notice that dividend distributions had little effect on each Fund’s net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Funds through purchases or withdrawals via redemptions. The Funds’ net assets will increase and decrease in value as investors purchase and redeem shares from the Funds.

6.	Financial Highlights

This schedule provides a per-share breakdown of the components that affect each Fund’s NAV for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income per share, which comprises dividends and interest income earned on securities held by the Funds. Following is the total of gains/(losses), realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the average annual total return reported the last day of the period. The total return may include adjustments in accordance with generally accepted accounting principles. As a result, the

204 | MARCH 31, 2010

total return may differ from the total return reflected for shareholder transactions.

Also included are the expense ratios, or the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios vary across the Funds within the Trust for a number of reasons, including the differences in management fees, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Funds’ expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of balance credits or transfer agent fee offsets. The Statements of Operations reflect total expenses before any such offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses prior to any expense offset (gross expense ratio) and after the expense offsets (net expense ratio). Both expense ratios reflect expenses after waivers (reimbursements), if applicable.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of a Fund during the reporting period. Don’t confuse this ratio with a Fund’s yield. The net investment income ratio is not a true measure of a Fund’s yield because it doesn’t take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in a Fund. Portfolio turnover is affected by market conditions, changes in the asset size of a Fund, the nature of the Fund’s investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is traded every six months.

Janus Growth & Core Funds | 205

Janus provides access to a wide range of investment disciplines.

Alternative
Janus alternative funds seek to deliver strong risk-adjusted returns over a full market cycle with lower correlation to equity markets than traditional investments.

Asset Allocation
Janus’ asset allocation funds utilize our fundamental, bottom-up research to balance risk over the long term. From fund options that meet investors’ risk tolerance and objectives to a method that incorporates non-traditional investment choices to seek non-correlated sources of risk and return, Janus’ asset allocation funds aim to allocate risk more effectively.

Core
Janus core funds seek investments in more stable and predictable companies. These funds look for a strategic combination of steady growth and for certain funds, some degree of income.

Fixed Income
Janus bond funds attempt to provide less risk relative to equities while seeking to deliver a competitive total return through high current income and appreciation. Janus money market funds seek capital preservation and liquidity with current income as a secondary objective.

Global & International
Janus global and international funds seek to leverage Janus’ research capabilities by taking advantage of inefficiencies in foreign markets, where accurate information and analytical insight are often at a premium.

Growth
Janus growth funds focus on companies believed to be the leaders in their respective industries, with solid management teams, expanding market share, margins and efficiencies.

Risk-Managed
Our risk-managed funds seek to outperform their respective indices while maintaining a risk profile equal to or lower than the index itself. Managed by INTECH (a Janus subsidiary), these funds use a mathematical process in an attempt to build a more “efficient” portfolio than the index.

Value
Janus value funds invest in companies they believe are poised for a turnaround or are trading at a significant discount to fair value. The goal is to gain unique insight into a company’s true value and identify and evaluate potential catalysts that may unlock shareholder value.

For more information about our funds, contact your investment professional or go to janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus).

Please consider the charges, risks, expenses and investment objectives carefully before investing or recommending to clients for investment. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) (or 800.525.3713 if you hold Shares directly with Janus); or download the file from janus.com/info (or janus.com/reports if you hold Shares directly with Janus). Read it carefully before you invest or send money.

Janus Distributors LLC 151 Detroit Street, Denver, CO 80206 (4/10)

Investment products offered are:  NOT FDIC-INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

C-0410-300	5-31-10 125-24-93001 05-10

JANUS INVESTMENT FUND
PART C — OTHER INFORMATION
ITEM 15. Indemnification
     Article VI of Janus Investment Fund’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.
ITEM 16. Exhibits
     Exhibit 1
(a)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(b)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(c)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(d)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

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(e)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(qq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(f)	Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
     Exhibit 2
(a)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(b)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(c)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
     Exhibit 3 — (Not Applicable)
     Exhibit 4
(a)	Form of Agreement and Plan of Reorganization by and among Janus Adviser Series and Janus Investment Fund, on behalf of Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(37) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(b)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Research Core Fund and Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Form N-14, filed on September 3, 2010 (File No. 333-169208) .

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     Exhibit 5
(a)	Specimen Stock Certificate for Janus Growth and Income Fund is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).
     Exhibit 6
(a)	Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(b)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(c)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(bbb) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)	Investment Advisory Agreement for Janus Growth and Income Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(llll) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(e)	Amendment to Investment Advisory Agreement for Janus Growth and Income Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(nnnnn) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(f)	Form of Amendment to Investment Advisory Agreement for Janus Growth and Income Fund is filed herein as Exhibit 6(f).
     Exhibit 7
(a)	Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(b)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

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(c)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(e)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(f)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
     Exhibit 8 — (Not Applicable)
     Exhibit 9
(a)	Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(b)	Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(c)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(d)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

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(e)	Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(f)	Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).
     Exhibit 10
(a)	Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(b)	Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(c)	Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)	Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(f)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

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     Exhibit 11
(a)	Opinion and Consent of Counsel with respect to shares of Janus Growth and Income Fund and Janus Worldwide Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

(b)	Opinion and Consent of Counsel with respect to Janus Investment Fund Class A, C, R, S, and I Shares, as applicable, dated July 2, 2009, is incorporated herein by reference to Exhibit (i)(22) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(c)	Form of Opinion and Consent of Counsel is filed herein as Exhibit 11(c).
     Exhibit 12
(a)	Form of Tax Opinion of Dechert LLP, counsel for the Registrant, is filed herein as Exhibit 12(a).
     Exhibit 13
(a)	Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(b)	Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

(c)	Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(d)	Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(e)	Form of Expense Limitation Agreement between Janus Capital Management LLC and Janus Investment Fund, regarding Janus Growth and Income Fund, is incorporated herein by reference to Exhibit (h)(68) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

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(f)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).
     Exhibit 14
(a)	Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 14(a).
     Exhibit 15 — (Not Applicable)
     Exhibit 16
(a)	Powers of Attorney dated as of April 11, 2008, are incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(b)	Power of Attorney dated as of June 24, 2010, is incorporated herein by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).
     Exhibit 17
(a)	Janus Ethics Rules, revised February 18, 2009, are incorporated herein by reference to Exhibit 16(x) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(b)	Form of Janus Ethics Rules, revised July 6, 2009, is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(c)	Janus Ethics Rules, revised August 25, 2009, are incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 127, filed on November 24, 2009 (File No. 2-34393).

(d)	Janus Ethics Rules, revised January 5, 2010, are incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(e)	Appendix C to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

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(f)	Appendix D to Revised Janus Ethics Rules, revised March 11, 2010, is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 131, filed on May 14, 2010 (File No. 2-34393).

(g)	Janus Ethics Rules, revised August 3, 2010 are incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 134, filed on October 15, 2010 (File No. 2-34393).
ITEM 17. Undertakings
     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES
     As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 16th day of November, 2010.

JANUS INVESTMENT FUND
By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

     As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	November 16, 2010

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	November 16, 2010

William F. McCalpin* William F. McCalpin	Chairman and Trustee	November 16, 2010

Jerome S. Contro* Jerome S. Contro	Trustee	November 16, 2010

John W. McCarter, Jr.* John W. McCarter, Jr.	Trustee	November 16, 2010

John P. McGonigle* John P. McGonigle	Trustee	November 16, 2010

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Dennis B. Mullen* Dennis B. Mullen	Trustee	November 16, 2010

James T. Rothe* James T. Rothe	Trustee	November 16, 2010

William D. Stewart* William D. Stewart	Trustee	November 16, 2010

Martin H. Waldinger* Martin H. Waldinger	Trustee	November 16, 2010

Linda S. Wolf* Linda S. Wolf	Trustee	November 16, 2010

/s/ Stephanie Grauerholz-Lofton
*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 and Power of Attorney dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010

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INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

Exhibit 6(f)	Form of Amendment to Investment Advisory Agreement for Janus Growth and Income Fund

Exhibit 11(c)	Form of Opinion and Consent of Counsel

Exhibit 12(a)	Form of Tax Opinion of Dechert LLP, counsel for the Registrant

Exhibit 14(a)	Consent of PricewaterhouseCoopers LLP

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